DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2021
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio
U.S. Large Cap Equity Portfolio
DFA Commodity Strategy Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA Selective State Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
Dimensional Retirement Income Fund
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax
CDOR	Canadian Dollar Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
EURIBOR	Euro Interbank Offered Rate
SONIO/N	Sterling Overnight Index Average
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
ETM	Escrowed to Maturity
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST HGR ED INTER	Higher Education Revenue Bond Intercept Program
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
NATL-IBC	National Public Finance Guarantee Corporation Insurance Bond Certificate
SCH BD RES FD	School Board Resolution Fund
ST GTD	State Guaranteed
NPFGC	National Public Finance Guarantee Corp.
FGIC	Federal Guaranty Insurance Corporation
INR	Indian Rupee
CAD	Canadian Dollars
NOK	Norwegian Krone
NZD	New Zealand Dollars
USD	United States Dollar
AUD	Australian Dollars
EUR	Euro
GBP	British Pounds
SEK	Swedish Krona
SGD	Singapore Dollars
JPY	Japanese Yen

CONTINUED
Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in USD, unless otherwise noted.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
(r)	The adjustable rate shown is effective as of July 31, 2021.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
∞	Rates reflect the effective yields at purchase date.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$6,206,057,759
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$6,206,057,759
Summary of the Portfolio's Master Fund's investments as of July 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$5,421,692,349
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$5,421,692,349
Summary of the Portfolio's Master Fund's investments as of July 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$13,512,126,824
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$13,512,126,824
Summary of the Portfolio's Master Fund's investments as of July 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Face Amount^	Value†
		(000)
BONDS — (0.0%)
INDIA — (0.0%)
Britannia Industries, Ltd.
5.500%, 06/03/24	INR	5,427	$73,155

		Shares	Value»
COMMON STOCKS — (97.1%)
BELGIUM — (0.0%)
	Titan Cement International SA	210,081	3,944,059
BRAZIL — (4.1%)
	AES Brasil Energia SA	1,251,352	3,332,453
	Aliansce Sonae Shopping Centers SA	493,969	2,680,282
*	Alliar Medicos A Frente SA	276,319	537,969
	Alupar Investimento SA	891,299	4,201,294
	Ambev SA, ADR	7,894,513	25,025,606
*	Americanas SA	514,267	4,848,179
*	Anima Holding SA	947,184	2,091,416
	Atacadao SA	724,037	2,639,939
#*	Azul SA, ADR	490,810	11,008,868
	B3 SA - Brasil Bolsa Balcao	9,415,491	27,568,999
	Banco Bradesco SA	2,914,966	11,557,442
	Banco BTG Pactual SA	2,015,640	11,323,885
	Banco do Brasil SA	1,576,993	9,577,167
	Banco Inter SA	61,289	277,482
	Banco Santander Brasil SA	855,807	6,661,434
	BB Seguridade Participacoes SA	1,903,788	7,811,443
*	BK Brasil Operacao e Assessoria a Restaurantes SA	210,886	425,963
*	BR Malls Participacoes SA	3,685,040	7,096,616
	BR Properties SA	753,194	1,249,478
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	346,518	1,922,125
#*	Braskem SA, Sponsored ADR	461,479	10,235,604
*	BRF SA	2,707,534	13,318,681
*	C&A Modas Ltda	126,900	288,728
	Camil Alimentos SA	501,366	856,748
	CCR SA	6,035,156	15,063,990
	Centrais Eletricas Brasileiras SA	722,800	5,585,888
#	Cia Brasileira de Distribuicao, ADR	89,028	538,619
	Cia Brasileira de Distribuicao	803,236	4,785,564
	Cia de Locacao das Americas	869,742	4,540,543
	Cia de Saneamento Basico do Estado de Sao Paulo	1,115,204	7,592,787
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	27,235	184,926
	Cia de Saneamento de Minas Gerais-COPASA	1,109,411	2,952,323
	Cia de Saneamento do Parana	1,248,558	4,665,087
	Cia de Saneamento do Parana	155,400	115,470
#	Cia Energetica de Minas Gerais, Sponsored ADR	489,101	1,095,586
	Cia Energetica de Minas Gerais	753,131	2,125,670
	Cia Hering	668,276	4,773,171
	Cia Paranaense de Energia	336,500	370,856
	Cia Paranaense de Energia	209,372	1,230,122
	Cia Siderurgica Nacional SA, Sponsored ADR	2,818,413	25,083,876
	Cia Siderurgica Nacional SA	349,936	3,141,076
	Cielo SA	7,168,624	4,652,225
*	Cogna Educacao	11,268,497	7,875,453
	Construtora Tenda SA	455,027	1,959,632
	Cosan SA	2,018,610	9,902,652

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	CPFL Energia SA	107,682	$523,498
	CSU Cardsystem SA	227,133	955,064
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	497,297	1,990,811
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	77,634	167,990
	Dimed SA Distribuidora da Medicamentos	121,600	448,273
	Direcional Engenharia SA	591,396	1,443,219
	Duratex SA	2,194,798	9,283,617
*	EcoRodovias Infraestrutura e Logistica SA	1,460,769	3,059,951
	EDP - Energias do Brasil SA	1,586,028	5,216,466
*	Embraer SA	82,500	294,470
*	Embraer SA, Sponsored ADR	1,090,681	15,596,738
	Enauta Participacoes SA	689,087	1,983,279
	Energisa SA	982,500	8,064,489
*	Eneva SA	1,466,157	4,633,599
	Engie Brasil Energia SA	686,361	4,998,545
	Equatorial Energia SA	3,270,370	15,195,690
*	Eternit SA	161,300	742,044
	Even Construtora e Incorporadora SA	678,419	1,173,629
	Ez Tec Empreendimentos e Participacoes SA	412,359	2,177,290
	Fleury SA	1,091,119	4,893,878
	Fras-Le SA	80,100	243,457
*	Gafisa SA	551,719	398,303
	Gafisa SA, ADR	103,158	146,494
	Gerdau SA, Sponsored ADR	818,621	4,854,423
	Gerdau SA	307,870	1,545,778
#*	Gol Linhas Aereas Inteligentes SA, ADR	271,839	2,142,095
	Grendene SA	1,227,759	2,600,141
	Guararapes Confeccoes SA	662,028	2,239,703
	Hapvida Participacoes e Investimentos SA	1,326,117	3,623,222
	Helbor Empreendimentos SA	325,663	485,219
	Hypera SA	1,096,088	7,502,623
	Iguatemi Empresa de Shopping Centers SA	232,400	1,821,896
	Industrias Romi SA	201,757	896,397
	Instituto Hermes Pardini SA	248,360	936,551
*	International Meal Co. Alimentacao SA, Class A	1,333,561	993,466
*	Iochpe-Maxion SA	833,093	2,316,169
	IRB Brasil Resseguros SA	2,698,203	2,942,599
	Itau Unibanco Holding SA	917,911	4,841,360
	JBS SA	5,466,319	33,638,079
	JHSF Participacoes SA	2,104,991	3,015,069
	JSL SA	153,365	338,341
	Kepler Weber SA	114,804	1,203,533
*	Klabin SA	3,233,629	15,186,400
	Light SA	1,802,249	5,017,542
	Localiza Rent a Car SA	1,332,706	15,903,169
	LOG Commercial Properties e Participacoes SA	220,977	1,218,114
*	Log-in Logistica Intermodal SA	177,000	613,421
	Lojas Americanas SA	526,064	666,639
	Lojas Renner SA	2,324,134	18,429,748
*	LPS Brasil Consultoria de Imoveis SA	284,500	231,063
	M Dias Branco SA	263,648	1,577,357
	Magazine Luiza SA	3,911,554	15,471,226
	Mahle-Metal Leve SA	273,399	1,676,116
	Marcopolo SA	661,600	355,682
	Marfrig Global Foods SA	1,577,901	5,941,082
*	Marisa Lojas SA	865,738	1,284,914
	Mills Estruturas e Servicos de Engenharia SA	927,449	1,422,804
	Minerva SA	1,138,654	1,961,067
	Movida Participacoes SA	247,467	1,064,798

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	MRV Engenharia e Participacoes SA	1,846,380	$5,083,682
	Multiplan Empreendimentos Imobiliarios SA	837,384	3,754,220
*	Natura & Co. Holding SA	2,157,736	22,268,192
	Neoenergia SA	132,203	441,163
	Notre Dame Intermedica Participacoes SA	355,173	5,455,545
	Odontoprev SA	1,532,180	3,824,382
*	Omega Geracao SA	36,992	256,545
	Ouro Fino Saude Animal Participacoes SA	12,400	76,139
*	Petro Rio SA	4,847,460	16,613,481
	Petrobras Distribuidora SA	1,292,645	7,031,274
	Petroleo Brasileiro SA, Sponsored ADR	880,028	9,029,087
	Petroleo Brasileiro SA, Sponsored ADR	1,615,720	17,239,732
	Petroleo Brasileiro SA	16,003,488	84,499,769
	Porto Seguro SA	723,360	7,174,920
	Portobello SA	710,634	1,932,046
	Positivo Tecnologia SA	421,900	1,024,727
*	Profarma Distribuidora de Produtos Farmaceuticos SA	125,875	151,777
	Qualicorp Consultoria e Corretora de Seguros SA	1,350,837	6,678,645
	Raia Drogasil SA	2,402,684	11,643,785
*	Rumo SA	4,777,064	18,949,579
	Sao Carlos Empreendimentos e Participacoes SA	22,300	178,760
	Sao Martinho SA	1,743,349	10,734,739
#	Sendas Distribuidora SA, ADR	89,028	1,465,401
	Sendas Distribuidora SA	675,436	11,241,164
	Ser Educacional SA	301,185	924,677
	SIMPAR SA	437,311	5,848,166
	SLC Agricola SA	835,857	7,221,920
	Sul America SA	1,682,213	9,667,093
*	Suzano SA	1,733,608	17,997,635
#*	Suzano SA, Sponsored ADR	140,729	1,467,805
*	Tecnisa SA	334,492	452,776
	Tegma Gestao Logistica SA	189,960	787,085
	Telefonica Brasil SA	980,993	7,762,055
	Telefonica Brasil SA, ADR	294,101	2,346,926
*	Terra Santa Agro SA	9,100	83,867
	TIM SA	3,524,337	7,660,058
	TOTVS SA	765,873	5,199,687
	Transmissora Alianca de Energia Eletrica SA	1,722,371	12,566,620
	Trisul SA	80,936	135,508
*	Tupy SA	579,773	2,437,869
	Ultrapar Participacoes SA	2,538,609	8,617,598
#	Ultrapar Participacoes SA, Sponsored ADR	74,790	255,782
	Unipar Carbocloro SA	15,900	296,126
	Usinas Siderurgicas de Minas Gerais SA Usiminas	322,234	1,298,650
	Vale SA	15,734,370	328,569,117
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	379,349	644,600
*	Via Varejo SA	1,190,300	2,877,334
*	Vulcabras Azaleia SA	475,086	822,786
	WEG SA	2,769,280	18,987,374
	Wiz Solucoes e Corretagem de Seguros SA	471,390	1,403,784
	YDUQS Participacoes SA	1,563,752	8,484,929
TOTAL BRAZIL			1,225,928,498
CHILE — (0.6%)
	AES Gener SA	16,309,928	2,095,466
	Aguas Andinas SA, Class A	11,757,241	2,390,536
	Banco de Chile	8,969,120	821,407
#	Banco de Chile, ADR	316,377	5,770,719

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Banco de Credito e Inversiones SA	153,444	$6,328,755
	Banco Santander Chile, ADR	306,008	5,979,396
	Besalco SA	2,474,186	880,279
*	Camanchaca SA	49,415	2,689
	CAP SA	846,990	14,676,688
	Cementos BIO BIO SA	179,409	174,449
	Cencosud SA	5,516,956	10,006,178
	Cia Sud Americana de Vapores SA	208,860,357	16,397,610
	Colbun SA	28,287,600	4,137,549
	Cristalerias de Chile SA	59,157	202,677
	Embotelladora Andina SA, ADR, Class B	70,431	1,001,529
	Empresa Nacional de Telecomunicaciones SA	1,090,679	5,247,263
	Empresas CMPC SA	3,303,941	7,140,032
	Empresas COPEC SA	742,464	6,408,269
*	Empresas Hites SA	1,284,893	225,949
#	Enel Americas SA, ADR	1,281,314	8,764,185
	Enel Americas SA	66,300,546	9,214,464
#	Enel Chile SA, ADR	1,529,368	3,976,357
	Enel Chile SA	47,754,334	2,478,693
	Engie Energia Chile SA	3,822,045	2,991,115
	Falabella SA	1,038,174	4,035,675
	Forus SA	446,488	735,434
	Grupo Security SA	2,640,638	413,902
	Hortifrut SA	22,571	25,281
	Instituto de Diagnostico SA	4,394	8,830
	Inversiones Aguas Metropolitanas SA	3,909,223	2,096,568
	Inversiones La Construccion SA	202,351	826,565
*	Itau CorpBanca Chile SA	855,986,566	2,174,693
*	Itau CorpBanca Chile SA, ADR	23,704	89,838
*	Masisa SA	4,941,751	84,003
	Molibdenos y Metales SA	84,693	479,888
*	Multiexport Foods SA	3,517,774	1,297,833
*	Parque Arauco SA	3,787,694	4,796,527
	PAZ Corp. SA	1,378,694	727,458
	Plaza SA	13,960	19,959
*	Ripley Corp. SA	5,539,241	1,186,336
	Salfacorp SA	2,323,785	1,151,351
	Sigdo Koppers SA	1,838,995	1,584,829
	SMU SA	1,083,455	111,075
	Sociedad Matriz SAAM SA	25,601,477	1,585,575
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	334,367	15,882,432
	Socovesa SA	1,574,885	309,629
	SONDA SA	3,257,146	1,716,806
	Vina Concha y Toro SA	2,632,816	4,576,035
TOTAL CHILE			163,228,776
CHINA — (30.4%)
*	21Vianet Group, Inc., ADR	168,819	2,925,633
	263 Network Communications Co., Ltd., Class A	715,770	422,890
#*	360 DigiTech, Inc., ADR	59,347	1,261,124
*	360 Security Technology, Inc., Class A	1,080,100	2,001,003
*	361 Degrees International, Ltd.	6,035,000	2,570,648
*	3SBio, Inc.	7,956,500	6,629,496
*	51job, Inc., ADR	113,891	8,202,430
	5I5J Holding Group Co., Ltd., Class A	1,791,700	998,094
	AAC Technologies Holdings, Inc.	6,404,000	38,437,503
	AAG Energy Holdings, Ltd.	583,000	82,539
	Accelink Technologies Co., Ltd., Class A	399,537	1,699,113
	Addsino Co., Ltd., Class A	354,700	1,082,465

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Advanced Technology & Materials Co., Ltd., Class A	421,700	$651,170
	AECC Aero-Engine Control Co., Ltd., Class A	292,600	935,516
	AECC Aviation Power Co., Ltd., Class A	220,072	1,869,960
*	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	212,100	277,337
	Agile Group Holdings, Ltd.	14,656,465	16,034,963
	Agricultural Bank of China, Ltd., Class H	108,032,460	36,025,940
	Aier Eye Hospital Group Co., Ltd., Class A	789,941	7,213,037
*	Air China, Ltd., Class H	11,216,000	7,151,995
	Aisino Corp., Class A	541,000	1,008,793
	Ajisen China Holdings, Ltd.	3,826,000	703,570
#	Ak Medical Holdings, Ltd.	1,020,000	1,262,492
	AKM Industrial Co., Ltd.	230,000	27,553
*	Alibaba Group Holding, Ltd., Sponsored ADR	2,528,930	493,621,847
*	Alibaba Group Holding, Ltd.	6,809,400	166,304,275
*	Alibaba Health Information Technology, Ltd.	3,708,000	5,779,315
#*	Alibaba Pictures Group, Ltd.	32,620,000	3,949,693
	A-Living Smart City Services Co., Ltd.	2,400,000	9,154,006
	All Winner Technology Co., Ltd., Class A	122,900	1,843,197
	Allmed Medical Products Co., Ltd., Class A	195,700	469,860
*	Alpha Group, Class A	807,000	671,905
#*	Aluminum Corp. of China, Ltd., ADR	160,200	2,422,224
*	Aluminum Corp. of China, Ltd., Class H	20,622,000	12,578,453
	Amoy Diagnostics Co., Ltd., Class A	56,570	721,931
	An Hui Wenergy Co., Ltd., Class A	643,539	360,920
#	Angang Steel Co., Ltd., Class H	17,399,908	11,895,788
	Angel Yeast Co., Ltd., Class A	221,000	1,602,986
	Anhui Anke Biotechnology Group Co., Ltd., Class A	327,900	740,098
	Anhui Conch Cement Co., Ltd., Class H	7,186,000	34,369,934
	Anhui Construction Engineering Group Co., Ltd., Class A	766,116	452,404
	Anhui Expressway Co., Ltd., Class H	3,148,000	1,881,371
	Anhui Genuine New Materials Co., Ltd., Class A	105,280	426,739
	Anhui Guangxin Agrochemical Co., Ltd., Class A	144,700	632,859
	Anhui Gujing Distillery Co., Ltd., Class A	81,095	2,342,252
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	1,008,857	1,014,248
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	100,800	277,883
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	798,340	631,476
	Anhui Jinhe Industrial Co., Ltd., Class A	169,582	776,382
	Anhui Korrun Co., Ltd., Class A	83,762	216,048
	Anhui Kouzi Distillery Co., Ltd., Class A	176,028	1,500,406
	Anhui Sinonet & Xonglong Science & Technology Co., Ltd., Class A	20,200	24,122
*	Anhui Tatfook Technology Co., Ltd., Class A	353,900	636,765
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	70,160	89,384
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	612,200	912,042
	Anhui Xinhua Media Co., Ltd., Class A	739,600	493,188
	Anhui Yingjia Distillery Co., Ltd., Class A	200,000	1,117,348
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	510,200	1,160,291
	Animal Health Holdings, Inc.	1,485,000	17,924
	Anji Microelectronics Technology Shanghai Co., Ltd., Class A	16,339	829,933
	ANTA Sports Products, Ltd.	4,074,000	88,696,482
#*	Anton Oilfield Services Group	18,644,000	1,066,622
	Aoshikang Technology Co., Ltd., Class A	49,500	804,269
*	Aowei Holdings, Ltd.	187,000	19,130
	Apeloa Pharmaceutical Co., Ltd., Class A	377,400	1,616,159
	APT Satellite Holdings, Ltd.	660,000	196,336
*	Art Group Holdings, Ltd.	455,000	22,986
#*	Ascletis Pharma, Inc.	729,000	275,303
	Asia Cement China Holdings Corp.	5,246,500	3,568,910
	AsiaInfo Technologies, Ltd.	402,000	601,158
#*	Asian Citrus Holdings, Ltd.	3,478,000	93,918

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Asymchem Laboratories Tianjin Co., Ltd., Class A	38,900	$2,399,888
#	Ausnutria Dairy Corp., Ltd.	3,672,000	3,479,137
	Autobio Diagnostics Co., Ltd., Class A	145,655	1,394,557
	Avary Holding Shenzhen Co., Ltd., Class A	455,931	2,607,419
	AVIC Electromechanical Systems Co., Ltd., Class A	458,000	703,202
	AVIC Industry-Finance Holdings Co., Ltd., Class A	851,100	510,536
	AviChina Industry & Technology Co., Ltd., Class H	12,896,212	9,667,978
	AVICOPTER P.L.C., Class A	72,100	570,172
*	Babytree Group	150,500	17,885
	Bafang Electric Suzhou Co., Ltd., Class A	21,500	746,833
	BAIC Motor Corp., Ltd., Class H	13,495,500	4,817,880
*	Baidu, Inc., Sponsored ADR	559,862	91,822,967
#	BAIOO Family Interactive, Ltd.	7,160,000	1,168,213
	Bank of Beijing Co., Ltd., Class A	1,851,400	1,230,635
	Bank of Changsha Co., Ltd., Class A	924,447	1,123,468
	Bank of Chengdu Co., Ltd., Class A	1,314,600	2,203,317
	Bank of China, Ltd., Class H	204,333,702	71,003,973
	Bank of Chongqing Co., Ltd., Class H	2,882,500	1,709,393
	Bank of Communications Co., Ltd., Class H	25,189,618	14,570,932
	Bank of Guiyang Co., Ltd., Class A	1,309,900	1,349,731
	Bank of Hangzhou Co., Ltd., Class A	803,259	1,507,505
	Bank of Jiangsu Co., Ltd., Class A	2,032,760	1,971,826
	Bank of Nanjing Co., Ltd., Class A	1,965,296	2,659,392
	Bank of Ningbo Co., Ltd., Class A	949,365	4,770,477
	Bank of Shanghai Co., Ltd., Class A	1,244,000	1,378,719
	Bank of Suzhou Co., Ltd., Class A	756,781	811,212
	Baoshan Iron & Steel Co., Ltd., Class A	4,392,337	5,385,150
	Baosheng Science and Technology Innovation Co., Ltd., Class A	340,200	211,369
*	Baoye Group Co., Ltd., Class H	1,616,440	813,315
#*	Baozun, Inc., Sponsored ADR	302,114	7,468,258
	BBMG Corp., Class H	16,085,404	2,836,861
	Bear Electric Appliance Co., Ltd., Class A	81,896	658,538
	Befar Group Co., Ltd., Class A	472,000	584,747
	Beibuwan Port Co., Ltd., Class A	401,230	477,798
*	BeiGene, Ltd., ADR	777	245,990
*	BeiGene, Ltd.	161,100	3,805,276
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	327,416	617,012
	Beijing Capital Development Co., Ltd., Class A	1,921,600	1,418,410
	Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	4,570,230	2,246,425
*	Beijing Capital International Airport Co., Ltd., Class H	13,182,000	7,576,018
*	Beijing Capital Land, Ltd., Class H	17,125,999	5,384,468
*	Beijing Career International Co., Ltd., Class A	65,700	551,637
*	Beijing Centergate Technologies Holding Co., Ltd., Class A	248,134	229,045
	Beijing Certificate Authority Co., Ltd., Class A	50,583	350,806
#*	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	197,250	531,269
	Beijing Cisri-Gaona Materials & Technology Co., Ltd., Class A	103,100	556,348
	Beijing Ctrowell Technology Corp., Ltd., Class A	230,068	397,696
	Beijing Dabeinong Technology Group Co., Ltd., Class A	1,178,300	1,447,696
	Beijing Easpring Material Technology Co., Ltd., Class A	119,800	1,243,212
	Beijing E-Hualu Information Technology Co., Ltd., Class A	245,589	1,006,207
#*	Beijing Energy International Holding Co., Ltd.	14,756,000	483,845
	Beijing Enlight Media Co., Ltd., Class A	595,800	822,805
#*	Beijing Enterprises Clean Energy Group, Ltd.	65,400,000	773,769
	Beijing Enterprises Holdings, Ltd.	3,433,028	10,678,522
	Beijing Enterprises Water Group, Ltd.	25,958,469	9,528,729
*	Beijing Forever Technology Co., Ltd., Class A	240,700	270,535
*	Beijing Gas Blue Sky Holdings, Ltd.	8,656,000	96,906
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	301,470	698,003
#*	Beijing Health Holdings, Ltd.	13,284,000	207,104

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Jetsen Technology Co., Ltd., Class A	1,306,200	$849,213
	Beijing Jingneng Clean Energy Co., Ltd., Class H	9,008,000	2,170,573
*	Beijing Jingxi Culture & Tourism Co., Ltd., Class A	93,700	67,844
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	57,000	281,006
	Beijing New Building Materials P.L.C., Class A	425,879	2,147,240
#	Beijing North Star Co., Ltd., Class H	6,838,000	1,152,944
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	1,517,005	646,697
*	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	491,946	816,863
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	501,160	3,960,593
	Beijing Originwater Technology Co., Ltd., Class A	1,189,600	1,274,928
*	Beijing Philisense Technology Co., Ltd., Class A	611,600	461,097
*	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	1,488,456	1,333,851
	Beijing Science Sun Pharmaceutical Co., Ltd., Class A	31,600	58,434
	Beijing Shiji Information Technology Co., Ltd., Class A	333,379	1,044,286
*	Beijing Shougang Co., Ltd., Class A	824,200	903,444
	Beijing Shunxin Agriculture Co., Ltd., Class A	160,400	775,119
	Beijing Sinnet Technology Co., Ltd., Class A	726,800	1,822,357
	Beijing SL Pharmaceutical Co., Ltd., Class A	513,465	737,826
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	573,245	427,678
	Beijing SuperMap Software Co., Ltd., Class A	207,300	874,148
	Beijing Thunisoft Corp., Ltd., Class A	434,506	1,181,202
	Beijing Tiantan Biological Products Corp., Ltd., Class A	201,040	1,152,308
	Beijing Tongrentang Co., Ltd., Class A	171,372	909,573
	Beijing Tongtech Co., Ltd., Class A	169,600	827,913
*	Beijing Ultrapower Software Co., Ltd., Class A	883,200	623,562
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	38,300	40,669
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	1,882,000	453,106
	Beijing Wanji Technology Co., Ltd., Class A	92,380	380,280
	Beijing Yanjing Brewery Co., Ltd., Class A	930,600	900,959
	Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., Class A	62,407	1,532,230
	Beijing Zhidemai Technology Co., Ltd., Class A	20,344	234,929
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	442,700	828,392
	Best Pacific International Holdings, Ltd.	1,354,000	399,686
#*	BEST, Inc.	423,929	428,168
	Bestore Co., Ltd., Class A	38,606	200,043
	Bestsun Energy Co., Ltd., Class A	924,440	646,478
	Betta Pharmaceuticals Co., Ltd., Class A	46,956	601,457
	Better Life Commercial Chain Share Co., Ltd., Class A	392,100	406,082
	BGI Genomics Co., Ltd., Class A	138,500	2,414,436
	Biem.L.Fdlkk Garment Co., Ltd., Class A	343,600	1,261,529
	BII Railway Transportation Technology Holdings Co., Ltd.	1,064,000	54,771
*	Bilibili, Inc., Class Z	7,240	619,877
	Black Peony Group Co., Ltd., Class A	249,700	302,401
	Blue Sail Medical Co., Ltd., Class A	429,628	1,373,914
*	Bluedon Information Security Technology Co., Ltd., Class A	156,644	114,614
	Bluefocus Intelligent Communications Group Co., Ltd., Class A	1,123,502	957,414
	BOC International China Co., Ltd., Class A	261,500	603,262
	BOE Technology Group Co., Ltd., Class A	7,215,179	6,430,740
*	Bohai Leasing Co., Ltd., Class A	3,137,585	1,230,003
	Bosideng International Holdings, Ltd.	29,512,157	18,478,051
*	Boyaa Interactive International, Ltd.	1,928,000	115,690
	Bright Dairy & Food Co., Ltd., Class A	356,169	717,577
	Bright Real Estate Group Co., Ltd., Class A	563,094	193,753
	Brilliance China Automotive Holdings, Ltd.	20,104,000	14,163,850
	B-Soft Co., Ltd., Class A	598,715	724,257
*	BTG Hotels Group Co., Ltd., Class A	377,071	1,088,754
	BYD Co., Ltd., Class H	3,071,300	94,929,060

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	BYD Electronic International Co., Ltd.	7,496,722	$38,084,520
	By-health Co., Ltd., Class A	172,300	733,191
	C C Land Holdings, Ltd.	13,761,530	3,311,922
*	C&D International Investment Group, Ltd.	247,000	429,146
*	C&D Property Management Group Co., Ltd.	247,000	146,457
	C&S Paper Co., Ltd., Class A	394,771	1,200,005
#*	CA Cultural Technology Group, Ltd.	3,507,000	1,320,358
	Cabbeen Fashion, Ltd.	1,829,000	920,957
	Caitong Securities Co., Ltd., Class A	850,300	1,283,536
	Camel Group Co., Ltd., Class A	436,530	947,702
	Cangzhou Mingzhu Plastic Co., Ltd., Class A	371,700	477,845
	Canny Elevator Co., Ltd., Class A	314,700	390,891
#*	CanSino Biologics, Inc., Class H	96,000	4,072,485
#	Canvest Environmental Protection Group Co., Ltd.	2,812,000	1,466,140
*	Capital Environment Holdings, Ltd.	4,918,000	112,772
	Carrianna Group Holdings Co., Ltd.	1,788,877	193,293
	Castech, Inc., Class A	85,100	236,669
	CCS Supply Chain Management Co., Ltd., Class A	288,300	237,365
*	CECEP COSTIN New Materials Group, Ltd.	2,583,000	37,393
	CECEP Guozhen Environmental Protection Technology Co., Ltd., Class A	76,300	83,052
	CECEP Solar Energy Co., Ltd., Class A	1,872,200	2,037,174
*	CECEP Techand Ecology & Environment Co., Ltd., Class A	410,500	177,633
	CECEP Wind-Power Corp., Class A	3,066,200	1,991,660
*	Central China Management Co., Ltd.	6,510,074	1,616,806
#	Central China Real Estate, Ltd.	6,510,074	1,451,532
	Central China Securities Co., Ltd., Class H	4,483,000	819,602
	Centre Testing International Group Co Ltd, Class A	105,393	444,079
	CETC Digital Technology Co., Ltd., Class A	91,068	338,011
#	CGN New Energy Holdings Co., Ltd.	13,644,000	5,271,351
	CGN Nuclear Technology Development Co., Ltd., Class A	286,000	414,844
	CGN Power Co., Ltd., Class H	28,094,000	6,072,713
	Chacha Food Co., Ltd., Class A	162,391	949,220
	Changchun Faway Automobile Components Co., Ltd., Class A	459,510	633,630
	Changchun High & New Technology Industry Group, Inc., Class A	65,818	3,124,740
	Changjiang Securities Co., Ltd., Class A	1,305,899	1,397,140
	Changying Xinzhi Technology Co., Ltd., Class A	186,800	450,830
	Changzhou Tronly New Electronic Materials Co., Ltd., Class A	143,700	329,872
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	51,220	1,637,439
	Chanjet Information Technology Co., Ltd., Class H	33,400	72,317
	Chaowei Power Holdings, Ltd.	5,544,000	2,748,251
	Chaozhou Three-Circle Group Co., Ltd., Class A	243,973	1,760,280
*	Cheetah Mobile, Inc., ADR	222,465	451,604
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	231,530	428,954
	Chengdu Hongqi Chain Co., Ltd., Class A	682,300	480,395
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	151,000	273,578
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	228,471	659,266
	Chengdu Wintrue Holding Co., Ltd., Class A	422,500	653,018
	Chengdu Xingrong Environment Co., Ltd., Class A	470,862	362,186
	Chengtun Mining Group Co., Ltd., Class A	959,900	1,401,352
*	Chengzhi Co., Ltd., Class A	24,600	56,696
*	Chifeng Jilong Gold Mining Co., Ltd., Class A	530,200	1,296,563
	China Aerospace International Holdings, Ltd.	12,304,600	1,013,808
#	China Aircraft Leasing Group Holdings, Ltd.	1,534,500	1,103,498
	China Aoyuan Group, Ltd.	13,875,000	8,873,392
	China Baoan Group Co., Ltd., Class A	671,592	2,216,909
	China Bester Group Telecom Co., Ltd., Class A	31,300	68,908
	China BlueChemical, Ltd., Class H	12,777,122	4,033,711
#*	China Boton Group Co., Ltd.	218,000	110,587
	China Building Material Test & Certification Group Co., Ltd., Class A	216,743	586,924

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China CAMC Engineering Co., Ltd., Class A	510,993	$494,960
	China Chengtong Development Group, Ltd.	546,000	12,589
	China Cinda Asset Management Co., Ltd., Class H	60,564,000	10,287,389
	China CITIC Bank Corp., Ltd., Class H	26,326,607	11,781,798
	China Coal Energy Co., Ltd., Class H	10,035,168	6,034,387
	China Common Rich Renewable Energy Investments, Ltd.	37,310,000	4,501,023
	China Communications Services Corp., Ltd., Class H	15,733,327	6,749,574
	China Conch Venture Holdings, Ltd.	6,982,000	25,455,379
	China Construction Bank Corp., Class H	375,913,302	261,839,918
	China CSSC Holdings, Ltd., Class A	181,178	416,191
*	China CYTS Tours Holding Co., Ltd., Class A	302,500	436,638
#	China Datang Corp. Renewable Power Co., Ltd., Class H	15,606,000	4,721,012
	China Development Bank Financial Leasing Co., Ltd., Class H	296,000	40,802
#*	China Dili Group	10,867,661	2,836,504
	China Dongxiang Group Co., Ltd.	23,015,888	3,116,956
	China East Education Holdings, Ltd.	365,500	427,430
	China Eastern Airlines Corp., Ltd., ADR	3,360	62,261
*	China Eastern Airlines Corp., Ltd., Class H	11,200,000	4,090,092
#	China Education Group Holdings, Ltd.	2,311,000	4,190,647
*	China Electronics Huada Technology Co., Ltd.	2,662,000	308,575
	China Electronics Optics Valley Union Holding Co., Ltd.	4,356,000	262,895
	China Energy Engineering Corp., Ltd., Class H	2,854,000	267,829
	China Enterprise Co., Ltd., Class A	2,240,978	944,528
	China Everbright Bank Co., Ltd., Class H	8,833,000	3,011,125
	China Everbright Environment Group, Ltd.	21,749,777	11,795,985
#	China Everbright Greentech, Ltd.	3,225,000	1,108,599
	China Everbright, Ltd.	9,396,896	10,328,282
#	China Evergrande Group	13,440,000	9,093,210
	China Express Airlines Co., Ltd., Class A	297,404	473,189
	China Feihe Ltd.	958,000	1,841,764
	China Film Co., Ltd., Class A	764,300	1,361,214
*	China Financial Services Holdings, Ltd.	71,200	11,682
	China Foods, Ltd.	7,802,000	2,525,713
*	China Fordoo Holdings, Ltd.	259,000	19,311
*	China Fortune Land Development Co., Ltd., Class A	2,263,290	1,520,800
	China Galaxy Securities Co., Ltd., Class H	12,905,500	6,743,029
	China Gas Holdings, Ltd.	9,929,000	30,569,282
	China Gezhouba Group Co., Ltd., Class A	1,627,326	2,093,041
*	China Glass Holdings, Ltd.	3,264,000	1,425,406
*	China Grand Automotive Services Group Co., Ltd., Class A	196,100	82,861
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	5,036,000	4,006,003
	China Great Wall Securities Co., Ltd., Class A	583,600	835,998
	China Greatwall Technology Group Co., Ltd., Class A	610,000	1,508,694
*	China Greenland Broad Greenstate Group Co., Ltd.	4,480,000	178,687
	China Hanking Holdings, Ltd.	4,174,000	742,405
#	China Harmony Auto Holding, Ltd.	6,926,000	3,233,014
#*	China High Precision Automation Group, Ltd.	1,360,000	40,033
*	China High Speed Railway Technology Co., Ltd., Class A	1,276,592	403,764
*	China High Speed Transmission Equipment Group Co., Ltd.	2,117,000	1,315,541
	China Hongqiao Group, Ltd.	8,566,500	11,357,824
	China Huarong Asset Management Co., Ltd., Class H	61,952,000	6,098,619
*	China Index Holdings, Ltd., ADR	23,280	39,344
	China International Capital Corp., Ltd., Class H	6,070,400	13,983,295
	China International Marine Containers Group Co., Ltd., Class H	2,633,060	5,288,666
#	China Isotope & Radiation Corp.	13,400	48,012
	China Jinmao Holdings Group, Ltd.	22,882,976	6,390,464
	China Jushi Co., Ltd., Class A	1,251,507	2,906,829
#	China Kepei Education Group, Ltd.	990,000	567,865
	China Kings Resources Group Co., Ltd., Class A	146,640	645,508

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Lesso Group Holdings, Ltd.	12,427,000	$25,948,869
#	China Life Insurance Co., Ltd., ADR	817,620	6,818,951
	China Life Insurance Co., Ltd., Class H	15,007,000	25,012,834
	China Lilang, Ltd.	3,575,000	2,234,188
*	China Literature, Ltd.	696,200	6,460,756
#*	China Logistics Property Holdings Co., Ltd.	2,841,000	1,208,144
*	China Longevity Group Co., Ltd.	893,399	29,546
	China Longyuan Power Group Corp., Ltd., Class H	17,003,000	31,840,946
#*	China Lumena New Materials Corp.	391,649	0
*	China Machinery Engineering Corp., Class H	6,282,000	2,990,986
#*	China Maple Leaf Educational Systems, Ltd.	13,904,000	2,830,636
	China Medical System Holdings, Ltd.	13,813,800	28,053,125
	China Meheco Co., Ltd., Class A	485,170	819,151
	China Meidong Auto Holdings, Ltd.	2,666,000	14,390,428
	China Mengniu Dairy Co., Ltd.	7,906,000	42,924,938
#	China Merchants Bank Co., Ltd., Class H	19,175,646	145,879,725
	China Merchants Energy Shipping Co., Ltd., Class A	2,772,696	1,621,618
	China Merchants Land, Ltd.	12,962,000	1,685,793
	China Merchants Port Holdings Co., Ltd.	7,902,958	11,011,805
	China Merchants Property Operation & Service Co Ltd, Class A	37,500	77,947
	China Merchants Securities Co., Ltd., Class H	904,060	1,232,039
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	1,403,651	2,037,745
	China Metal Recycling Holdings, Ltd.	1,955,133	0
	China Minmetals Rare Earth Co., Ltd., Class A	273,901	1,601,086
#	China Minsheng Banking Corp., Ltd., Class H	18,229,460	7,415,909
#	China Modern Dairy Holdings, Ltd.	12,749,000	2,301,764
	China Molybdenum Co., Ltd., Class H	15,561,000	11,389,727
	China National Accord Medicines Corp., Ltd., Class A	206,215	1,116,155
	China National Building Material Co., Ltd., Class H	40,908,150	44,307,667
	China National Medicines Corp., Ltd., Class A	278,500	1,311,114
	China National Nuclear Power Co., Ltd., Class A	4,488,021	3,343,223
	China National Software & Service Co., Ltd., Class A	15,100	135,940
	China New Higher Education Group, Ltd.	1,396,000	728,144
*	China New Town Development Co., Ltd.	6,821,177	85,012
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd., Class A	766,400	717,634
	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	375,318	2,793,205
*	China Oil & Gas Group, Ltd.	30,080,000	1,605,907
	China Oilfield Services, Ltd., Class H	13,648,000	9,920,682
	China Oriental Group Co., Ltd.	13,256,000	4,242,408
	China Overseas Grand Oceans Group, Ltd.	17,162,500	9,884,424
	China Overseas Land & Investment, Ltd.	22,770,033	47,724,696
	China Overseas Property Holdings, Ltd.	10,806,344	10,128,686
	China Pacific Insurance Group Co., Ltd., Class H	13,549,265	38,155,026
	China Petroleum & Chemical Corp., ADR	196,340	8,976,656
	China Petroleum & Chemical Corp., Class H	144,228,400	65,951,381
	China Pioneer Pharma Holdings, Ltd.	2,974,000	409,722
#	China Power International Development, Ltd.	33,484,600	7,665,852
*	China Properties Group, Ltd.	397,000	15,901
	China Publishing & Media Co., Ltd., Class A	541,393	443,561
	China Railway Group, Ltd., Class H	17,289,000	8,016,050
	China Railway Hi-tech Industry Co., Ltd., Class A	170,500	201,691
	China Railway Signal & Communication Corp., Ltd., Class H	7,736,000	2,767,171
	China Railway Tielong Container Logistics Co., Ltd., Class A	561,500	400,504
*	China Rare Earth Holdings, Ltd.	9,802,399	1,175,158
	China Reinsurance Group Corp., Class H	22,388,000	2,161,929
	China Renaissance Holdings, Ltd.	285,000	645,770
	China Resources Beer Holdings Co., Ltd.	4,741,661	35,553,944
	China Resources Cement Holdings, Ltd.	20,756,946	17,148,141

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	470,154	$810,341
	China Resources Gas Group, Ltd.	4,914,000	30,293,634
	China Resources Land, Ltd.	14,554,610	48,639,429
	China Resources Medical Holdings Co., Ltd.	4,392,000	4,076,240
	China Resources Pharmaceutical Group, Ltd.	6,739,000	3,609,503
	China Resources Power Holdings Co., Ltd.	10,738,820	18,513,150
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	380,696	1,407,277
	China Risun Group, Ltd.	390,000	249,749
*	China Ruifeng Renewable Energy Holdings, Ltd.	932,000	26,553
#	China Sanjiang Fine Chemicals Co., Ltd.	5,996,000	2,296,117
	China SCE Group Holdings, Ltd.	25,207,400	8,797,826
	China Science Publishing & Media, Ltd., Class A	215,000	262,820
#*	China Shengmu Organic Milk, Ltd.	5,244,000	425,593
	China Shenhua Energy Co., Ltd., Class H	26,783,000	50,679,354
#	China Shineway Pharmaceutical Group, Ltd.	2,323,000	2,352,928
	China Shuifa Singyes Energy Holdings, Ltd.	473,000	104,951
*	China Silver Group, Ltd.	7,744,000	625,931
	China South City Holdings, Ltd.	43,416,711	4,137,861
	China South Publishing & Media Group Co., Ltd., Class A	785,334	1,010,678
*	China Southern Airlines Co., Ltd., Sponsored ADR	33,338	884,124
*	China Southern Airlines Co., Ltd., Class H	16,036,000	8,433,523
	China Starch Holdings, Ltd.	9,420,000	215,548
	China State Construction Engineering Corp., Ltd., Class A	7,859,092	5,435,729
*	China Sunshine Paper Holdings Co., Ltd.	1,971,500	419,193
	China Suntien Green Energy Corp., Ltd., Class H	10,487,000	5,436,284
	China Taiping Insurance Holdings Co., Ltd.	13,410,330	18,838,225
#	China Tian Lun Gas Holdings, Ltd.	1,848,000	1,894,752
#*	China Tianrui Group Cement Co., Ltd.	22,000	16,590
*	China Tianying, Inc., Class A	1,244,746	805,845
	China Tourism Group Duty Free Corp., Ltd., Class A	283,217	10,592,791
	China Tower Corp., Ltd., Class H	32,780,000	4,348,549
	China Traditional Chinese Medicine Holdings Co., Ltd.	19,184,000	11,988,527
	China TransInfo Technology Co., Ltd., Class A	823,442	1,969,125
*	China Travel International Investment Hong Kong, Ltd.	22,465,892	3,233,080
*	China Tungsten And Hightech Materials Co., Ltd., Class A	378,400	841,921
	China Union Holdings, Ltd., Class A	1,049,234	644,525
	China Vanke Co., Ltd., Class H	9,019,000	23,494,986
#	China Vast Industrial Urban Development Co., Ltd.	1,397,000	510,208
*	China Vered Financial Holding Corp., Ltd.	1,620,000	17,726
#	China Water Affairs Group, Ltd.	6,172,000	4,651,574
	China West Construction Group Co., Ltd., Class A	530,600	645,159
*	China Wood Optimization Holding, Ltd.	2,848,000	247,377
	China World Trade Center Co., Ltd., Class A	272,900	644,954
	China Xinhua Education Group, Ltd.	245,000	57,367
	China XLX Fertiliser, Ltd.	1,171,000	625,386
	China Yangtze Power Co., Ltd., Class A	2,968,103	8,741,583
	China Yongda Automobiles Services Holdings, Ltd.	4,320,500	8,067,359
	China Yuhua Education Corp., Ltd.	7,936,000	4,919,132
#*	China ZhengTong Auto Services Holdings, Ltd.	9,480,000	1,492,274
	China Zhenhua Group Science & Technology Co., Ltd., Class A	58,000	738,693
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	292,074	123,691
#*	China Zhongwang Holdings, Ltd.	14,337,979	2,882,731
	Chinasoft International, Ltd.	20,726,000	37,162,118
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	591,800	986,980
*	Chongqing Brewery Co., Ltd., Class A	85,900	2,060,604
	Chongqing Changan Automobile Co., Ltd., Class A	813,814	2,325,113
	Chongqing Department Store Co., Ltd., Class A	187,800	765,642
	Chongqing Dima Industry Co., Ltd., Class A	1,935,401	719,859
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	516,001	1,147,754

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Chongqing Fuling Zhacai Group Co., Ltd., Class A	240,300	$1,131,334
*	Chongqing Iron & Steel Co., Ltd., Class H	1,290,000	331,609
	Chongqing Machinery & Electric Co., Ltd., Class H	1,215,962	77,584
	Chongqing Rural Commercial Bank Co., Ltd., Class H	22,239,000	8,300,353
	Chongqing Zaisheng Technology Corp., Ltd., Class A	46,000	86,046
	Chongqing Zhifei Biological Products Co., Ltd., Class A	260,112	6,387,428
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	705,800	796,496
	Chow Tai Seng Jewellery Co., Ltd., Class A	370,219	1,053,323
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	269,000	13,177
	Chu Kong Shipping Enterprise Group Co., Ltd.	166,000	20,932
	CIFI Holdings Group Co., Ltd.	23,762,015	14,330,484
	CIMC Enric Holdings, Ltd.	5,086,000	4,922,806
*	Cinda Real Estate Co., Ltd., Class A	1,972,000	974,942
	Cisen Pharmaceutical Co., Ltd., Class A	226,600	450,801
*	CITIC Guoan Information Industry Co., Ltd., Class A	1,988,450	656,935
	CITIC Press Corp., Class A	59,194	282,180
*	CITIC Resources Holdings, Ltd.	18,680,000	1,032,640
	CITIC Securities Co., Ltd., Class H	5,531,500	12,318,526
	CITIC, Ltd.	19,326,567	20,874,428
	City Development Environment Co., Ltd., Class A	204,640	283,041
#*	Citychamp Watch & Jewellery Group, Ltd.	10,962,000	2,060,479
	CMST Development Co., Ltd., Class A	856,000	695,502
	CNHTC Jinan Truck Co., Ltd., Class A	350,981	1,255,985
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	541,350	1,445,180
	CNOOC Energy Technology & Services, Ltd., Class A	2,053,400	774,991
	COFCO Biotechnology Co., Ltd., Class A	722,800	958,939
	COFCO Joycome Foods, Ltd.	3,778,000	1,099,549
	COFCO Sugar Holding Co., Ltd., Class A	576,153	781,046
#*	Cogobuy Group	3,158,000	952,606
#	Colour Life Services Group Co., Ltd.	3,730,545	1,206,746
#	Comba Telecom Systems Holdings, Ltd.	6,278,000	1,463,861
	Concord New Energy Group, Ltd.	38,495,909	2,826,474
	Consun Pharmaceutical Group, Ltd.	3,852,000	2,273,652
	Contemporary Amperex Technology Co., Ltd., Class A	341,952	29,346,308
#*	Continental Aerospace Technologies Holding, Ltd.	16,594,207	294,665
*	Coolpad Group, Ltd.	15,630,000	543,272
	COSCO SHIPPING Development Co., Ltd., Class H	17,320,300	3,235,863
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	12,170,000	4,587,981
#*	COSCO SHIPPING Holdings Co., Ltd., Class H	19,375,849	29,228,671
	COSCO SHIPPING International Hong Kong Co., Ltd.	4,532,000	1,482,449
	COSCO SHIPPING Ports, Ltd.	11,704,416	8,352,925
*	Cosmo Lady China Holdings Co., Ltd.	3,495,000	446,374
	Country Garden Holdings Co., Ltd.	40,739,903	39,828,151
	Country Garden Services Holdings Co., Ltd.	6,094,673	49,488,073
	CP Pokphand Co., Ltd.	27,419,658	2,787,902
	CPMC Holdings, Ltd.	4,310,000	2,443,373
*	CQ Pharmaceutical Holding Co., Ltd., Class A	365,400	281,625
#*	Crazy Sports Group, Ltd.	13,952,600	931,975
	CSC Financial Co., Ltd., Class H	2,424,500	2,394,040
	CSG Holding Co., Ltd., Class A	843,642	1,270,586
	CSPC Innovation Pharmaceutical Co., Ltd., Class A	119,010	232,207
	CSPC Pharmaceutical Group, Ltd.	37,446,400	50,546,595
	CSSC Science & Technology Co., Ltd., Class A	188,106	317,450
*	CT Environmental Group, Ltd.	13,136,000	107,845
	CTS International Logistics Corp., Ltd., Class A	509,100	1,020,545
*	CWT International, Ltd.	23,990,000	244,131
*	Cybernaut International Holdings Co., Ltd.	492,000	15,811
	D&O Home Collection Co., Ltd., Class A	192,993	396,278
	Da Ming International Holdings, Ltd.	112,000	46,757

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Daan Gene Co., Ltd., Class A	518,560	$1,758,059
#	DaFa Properties Group, Ltd.	345,000	272,505
	Dali Foods Group Co., Ltd.	9,473,000	5,132,285
	Dalian Bio-Chem Co., Ltd., Class A	43,200	85,106
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	802,500	441,741
	Daqin Railway Co., Ltd., Class A	2,784,238	2,536,422
	Dare Power Dekor Home Co., Ltd., Class A	277,309	511,332
	Dashang Co., Ltd., Class A	171,732	499,615
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	232,400	1,529,705
	Datang International Power Generation Co., Ltd., Class H	14,306,000	2,189,735
	Dawnrays Pharmaceutical Holdings, Ltd.	5,718,982	1,308,553
	Dazhong Transportation Group Co., Ltd., Class A	576,400	292,184
	Dazzle Fashion Co., Ltd., Class A	139,640	468,141
	DBG Technology Co., Ltd., Class A	501,756	971,672
	DeHua TB New Decoration Materials Co., Ltd., Class A	92,300	138,386
	Deppon Logistics Co., Ltd., Class A	309,017	469,774
*	DeTai New Energy Group, Ltd.	1,080,000	7,337
#	Dexin China Holdings Co., Ltd.	207,000	77,257
	DHC Software Co., Ltd., Class A	1,580,412	1,743,777
	Dian Diagnostics Group Co., Ltd., Class A	233,500	1,280,770
#	Differ Group Holding Co., Ltd.	10,152,000	3,211,559
	Digital China Group Co., Ltd., Class A	325,661	947,865
	Digital China Holdings, Ltd.	7,298,000	4,181,688
	Digital China Information Service Co., Ltd., Class A	416,157	838,306
	Dong-E-E-Jiao Co., Ltd., Class A	144,343	682,722
#	Dongfang Electric Corp., Ltd., Class H	2,081,600	1,761,900
	Dongfang Electronics Co., Ltd., Class A	596,753	427,315
	Dongfeng Motor Group Co., Ltd., Class H	15,442,000	13,698,447
	Dongguan Development Holdings Co., Ltd., Class A	24,500	39,883
	Dongjiang Environmental Co., Ltd., Class H	1,508,595	796,944
	Dongxing Securities Co., Ltd., Class A	645,055	1,030,475
	Dongyue Group, Ltd.	12,415,000	26,069,934
*	DouYu International Holdings, Ltd., ADR	203,379	819,617
*	Duiba Group, Ltd.	803,200	186,155
#	Dynagreen Environmental Protection Group Co., Ltd., Class H	2,657,000	1,173,622
	East Group Co., Ltd., Class A	649,900	1,054,266
	East Money Information Co., Ltd., Class A	1,066,368	5,142,940
*	Easy Visible Supply Chain Management Co., Ltd., Class A	514,531	201,553
#*	E-Commodities Holdings, Ltd.	5,436,000	273,197
	Ecovacs Robotics Co., Ltd., Class A	79,392	2,106,692
	Edifier Technology Co., Ltd., Class A	450,700	894,303
	Electric Connector Technology Co., Ltd., Class A	129,600	711,913
	Elion Energy Co., Ltd., Class A	804,204	441,584
	Embry Holdings, Ltd.	34,000	4,861
*	Enjoyor Co., Ltd., Class A	332,700	458,641
	ENN Energy Holdings, Ltd.	2,794,100	58,308,089
	ENN Natural Gas Co., Ltd., Class A	656,488	1,785,396
#	Essex Bio-technology, Ltd.	1,105,000	949,752
*	Estun Automation Co., Ltd., Class A	89,000	539,268
	Eternal Asia Supply Chain Management, Ltd., Class A	944,800	797,047
	Ev Dynamics Holdings, Ltd.	7,100,000	123,341
*	EVA Precision Industrial Holdings, Ltd.	4,386,516	543,149
	Eve Energy Co., Ltd., Class A	165,982	2,909,819
*	Everbright Jiabao Co., Ltd., Class A	1,132,030	463,578
#	Everbright Securities Co., Ltd., Class H	905,200	698,463
*	EverChina International Holdings Co., Ltd.	18,107,500	435,618
*	Fang Holdings, Ltd., ADR	8,556	82,991
	Fangda Carbon New Material Co., Ltd., Class A	784,129	1,069,835
	Fangda Special Steel Technology Co., Ltd., Class A	810,465	961,999

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Fangdd Network Group, Ltd.	2,609	$4,487
#	Fanhua, Inc., Sponsored ADR	133,263	1,811,044
#	Fantasia Holdings Group Co., Ltd.	19,379,519	1,796,871
	Far East Horizon, Ltd.	10,157,000	10,810,211
	FAW Jiefang Group Co., Ltd.	722,200	1,235,383
	FAWER Automotive Parts Co., Ltd., Class A	500,878	421,083
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	521,800	1,608,820
	Fibocom Wireless, Inc., Class A	56,830	500,980
*	FIH Mobile, Ltd.	1,079,000	147,431
	Financial Street Holdings Co., Ltd., Class A	2,226,573	1,956,405
	FinVolution Group, ADR	55,011	359,222
*	First Capital Securities Co., Ltd., Class A	970,200	938,030
#	First Tractor Co., Ltd., Class H	1,352,000	674,448
#	Flat Glass Group Co., Ltd., Class H	2,406,000	10,759,540
	Focus Media Information Technology Co., Ltd., Class A	2,412,800	2,814,383
	Focused Photonics Hangzhou, Inc., Class A	207,800	359,117
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	570,611	10,147,412
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	307,884	527,736
	Fosun International, Ltd.	9,700,120	12,841,229
*	Founder Holdings, Ltd.	242,000	18,659
*	Founder Securities Co., Ltd., Class A	1,124,400	1,533,325
	FriendTimes, Inc.	580,000	153,357
	Fu Jian Anjoy Foods Co., Ltd., Class A	49,120	1,230,012
	Fu Shou Yuan International Group, Ltd.	8,353,000	7,971,348
	Fuan Pharmaceutical Group Co., Ltd., Class A	594,700	388,432
	Fufeng Group, Ltd.	11,791,800	3,778,861
	Fuguiniao Co., Ltd.	782,600	0
	Fujian Boss Software Development Co., Ltd., Class A	91,420	249,450
	Fujian Funeng Co., Ltd., Class A	658,603	1,166,481
	Fujian Green Pine Co., Ltd., Class A	133,500	319,596
	Fujian Longking Co., Ltd., Class A	462,211	605,325
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	209,100	452,871
	Fujian Star-net Communication Co., Ltd., Class A	237,408	1,023,459
	Fujian Sunner Development Co., Ltd., Class A	411,508	1,189,791
#*	Fullshare Holdings, Ltd.	29,170,017	393,245
#	Fusen Pharmaceutical Co., Ltd.	48,000	15,722
#*	Futu Holdings, Ltd., ADR	32,636	3,343,885
	Fuyao Glass Industry Group Co., Ltd., Class H	3,206,400	20,413,611
	Ganfeng Lithium Co., Ltd., Class H	196,800	4,235,827
	Gansu Qilianshan Cement Group Co., Ltd., Class A	400,100	597,659
	Gansu Shangfeng Cement Co., Ltd., Class A	414,325	1,000,319
	G-bits Network Technology Xiamen Co., Ltd., Class A	29,200	1,997,486
	GCI Science & Technology Co., Ltd., Class A	72,000	154,934
#*	GCL New Energy Holdings, Ltd.	5,994,000	286,699
#*	GCL-Poly Energy Holdings, Ltd.	113,884,320	21,762,315
	GD Power Development Co., Ltd., Class A	1,913,278	679,518
#*	GDS Holdings, Ltd., ADR	145,833	8,598,314
*	GDS Holdings, Ltd., Class A	40,700	301,772
	Geely Automobile Holdings, Ltd.	29,475,000	98,870,574
	GEM Co., Ltd., Class A	1,507,900	2,799,763
	Gemdale Corp., Class A	897,400	1,165,601
	Gemdale Properties & Investment Corp., Ltd.	37,136,000	4,013,234
	Genertec Universal Medical Group Co., Ltd.	7,114,500	5,890,331
*	Genimous Technology Co., Ltd., Class A	597,110	496,615
*	Genscript Biotech Corp.	670,000	2,945,148
	Getein Biotech, Inc., Class A	167,356	493,758
	GF Securities Co., Ltd., Class H	3,795,800	5,393,287
	Giant Network Group Co., Ltd., Class A	662,448	1,118,002
	Gigadevice Semiconductor Beijing, Inc., Class A	59,403	2,122,473

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ginlong Technologies Co., Ltd., Class A	42,330	$2,026,328
*	Global Top E-Commerce Co., Ltd., Class A	716,900	249,529
#*	Glorious Property Holdings, Ltd.	17,149,712	457,238
	GoerTek, Inc., Class A	829,844	4,915,672
	Goldcard Smart Group Co., Ltd.	195,200	361,486
#	Golden Eagle Retail Group, Ltd.	3,143,000	2,768,241
	Golden Throat Holdings Group Co., Ltd.	1,082,500	255,238
	GoldenHome Living Co., Ltd., Class A	48,860	256,479
	Goldlion Holdings, Ltd.	1,458,866	330,091
	Goldpac Group, Ltd.	1,532,000	313,738
#*	GOME Retail Holdings, Ltd.	73,215,660	8,000,129
*	Gosuncn Technology Group Co., Ltd., Class A	688,950	517,838
*	Gotion High-tech Co., Ltd., Class A	216,900	1,841,785
*	Grand Baoxin Auto Group, Ltd.	5,873,864	876,628
	Grandblue Environment Co., Ltd., Class A	198,427	668,066
*	Grandjoy Holdings Group Co., Ltd., Class A	1,580,701	792,005
	Great Wall Motor Co., Ltd., Class H	15,115,250	73,030,201
	Greattown Holdings, Ltd., Class A	1,709,152	903,826
	Greatview Aseptic Packaging Co., Ltd.	6,098,000	2,590,358
	Gree Electric Appliances, Inc., Class A	697,053	5,130,153
*	Gree Real Estate Co., Ltd., Class A	908,157	1,052,192
	Greenland Holdings Corp., Ltd., Class A	1,641,883	1,099,920
	Greenland Hong Kong Holdings, Ltd.	8,505,275	2,082,651
#	Greentown China Holdings, Ltd.	9,055,000	10,001,262
	Greentown Service Group Co., Ltd.	6,368,000	6,932,344
	GRG Banking Equipment Co., Ltd., Class A	994,496	1,609,733
	Guangdong Baolihua New Energy Stock Co., Ltd., Class A	785,111	625,669
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	645,300	501,297
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	506,516	592,831
	Guangdong Great River Smarter Logistics Co., Ltd., Class A	215,364	562,084
	Guangdong Haid Group Co., Ltd., Class A	273,618	2,665,254
*	Guangdong HEC Technology Holding Co., Ltd., Class A	1,529,100	1,251,781
	Guangdong Hongda Blasting Co., Ltd., Class A	211,200	1,025,191
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	708,573	631,637
	Guangdong Investment, Ltd.	9,984,000	13,970,426
	Guangdong Land Holdings, Ltd.	2,795,361	328,074
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	425,882	442,909
	Guangdong Shirongzhaoye Co., Ltd., Class A	50,515	46,601
	Guangdong Sirio Pharma Co., Ltd., Class A	23,550	235,303
	Guangdong South New Media Co., Ltd., Class A	87,079	635,964
	Guangdong Tapai Group Co., Ltd., Class A	567,395	825,166
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	571,900	1,851,390
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	366,504	502,763
*	Guanghui Energy Co., Ltd., Class A	4,720,724	2,944,236
	Guangshen Railway Co., Ltd., Sponsored ADR	68,574	588,365
*	Guangshen Railway Co., Ltd., Class H	6,012,000	1,038,184
	Guangxi Guiguan Electric Power Co., Ltd., Class A	32,500	24,757
	Guangxi Liugong Machinery Co., Ltd., Class A	634,563	719,196
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	150,400	466,028
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	1,736,914	875,203
	Guangzhou Automobile Group Co., Ltd., Class H	9,961,690	8,634,561
	Guangzhou Baiyun International Airport Co., Ltd., Class A	766,426	1,041,136
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	1,758,000	4,753,185
	Guangzhou Haige Communications Group, Inc. Co., Class A	1,207,600	1,855,174
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	86,800	1,783,184
	Guangzhou R&F Properties Co., Ltd., Class H	13,291,932	11,663,838
	Guangzhou Restaurant Group Co., Ltd., Class A	313,087	1,049,046
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	29,579	310,436
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	119,924	2,063,544

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	180,630	$2,834,587
	Guangzhou Wondfo Biotech Co., Ltd., Class A	133,531	1,117,810
*	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	415,000	678,589
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	175,800	255,753
	Guilin Sanjin Pharmaceutical Co., Ltd., Class A	89,382	177,961
*	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	432,200	457,514
*	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	394,700	277,948
	Guizhou Gas Group Corp., Ltd., Class A	454,600	632,841
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	954,829	1,093,018
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	510,600	699,336
#	Guolian Securities Co., Ltd., Class H	758,000	326,863
	Guomai Technologies, Inc., Class A	527,954	474,827
	Guorui Properties, Ltd.	6,238,000	268,973
	Guosen Securities Co., Ltd., Class A	873,697	1,433,149
*	Guosheng Financial Holding, Inc., Class A	409,776	591,809
	Guotai Junan Securities Co., Ltd., Class H	772,000	970,658
	Guoyuan Securities Co., Ltd., Class A	1,022,145	1,138,824
*	Haichang Ocean Park Holdings, Ltd.	4,757,000	473,390
	Haier Smart Home Co., Ltd., Class A	914,762	3,541,681
	Haier Smart Home Co., Ltd., Class H	12,807,999	43,927,256
*	Hailiang Education Group, Inc., ADR	18,179	639,901
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	117,824	304,326
*	Hainan Development Holdings Nanhai Co., Ltd., Class A	255,600	580,278
*	Hainan Haide Capital Management Co., Ltd., Class A	398,045	728,055
*	Hainan Meilan International Airport Co., Ltd., Class H	942,000	3,025,703
	Hainan Ruize New Building Material Co., Ltd., Class A	510,800	301,633
	Hainan Strait Shipping Co., Ltd., Class A	670,827	594,752
	Haisco Pharmaceutical Group Co., Ltd., Class A	230,548	719,237
	Haitian International Holdings, Ltd.	5,120,000	18,727,612
	Haitong Securities Co., Ltd., Class H	7,793,600	6,423,039
#	Haitong UniTrust International Leasing Co., Ltd., Class H	172,000	25,159
	Hand Enterprise Solutions Co., Ltd., Class A	407,609	427,495
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	293,300	1,326,049
	Hangcha Group Co., Ltd., Class A	217,520	532,795
	Hangjin Technology Co., Ltd., Class A	222,600	1,186,094
	Hangxiao Steel Structure Co., Ltd., Class A	1,062,320	645,519
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	2,643,910	1,599,900
	Hangzhou Century Co., Ltd., Class A	391,600	438,142
	Hangzhou Chang Chuan Technology Co., Ltd., Class A	18,170	162,385
	Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	141,800	514,676
	Hangzhou First Applied Material Co., Ltd., Class A	124,092	2,581,312
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	425,657	2,294,688
	Hangzhou Robam Appliances Co., Ltd., Class A	220,100	1,327,328
	Hangzhou Silan Microelectronics Co., Ltd., Class A	144,900	1,569,483
	Hangzhou Tigermed Consulting Co., Ltd., Class A	32,500	796,039
	Hangzhou Tigermed Consulting Co., Ltd., Class H	75,500	1,466,244
	Hangzhou Zhongheng Electric Co., Ltd., Class A	141,500	204,464
	Han's Laser Technology Industry Group Co., Ltd., Class A	383,061	2,190,997
	Haohua Chemical Science & Technology Co., Ltd., Class A	27,000	125,762
#*	Harbin Bank Co., Ltd., Class H	663,000	79,267
	Harbin Boshi Automation Co., Ltd., Class A	327,556	629,263
#	Harbin Electric Co., Ltd., Class H	4,808,587	1,207,975
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	878,309	340,580
	HBIS Resources Co., Ltd., Class A	103,400	294,403
#*	HC Group, Inc.	2,795,000	289,094
	Health and Happiness H&H International Holdings, Ltd.	2,040,500	7,319,800
*	Hebei Changshan Biochemical Pharmaceutical Co., Ltd., Class A	229,400	238,118
	Hebei Chengde Lolo Co., Class A	639,500	965,384
	Hebei Construction Group Corp., Ltd., Class H	22,500	6,060

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	250,200	$818,448
	Hefei Meiya Optoelectronic Technology, Inc., Class A	186,700	1,431,030
	Heilongjiang Agriculture Co., Ltd., Class A	514,500	1,186,562
	Hello Group, Inc.	1,089,767	13,502,213
	Henan Lingrui Pharmaceutical Co., Class A	313,700	488,108
	Henan Pinggao Electric Co., Ltd., Class A	557,900	563,853
*	Henan Senyuan Electric Co., Ltd., Class A	82,000	34,727
	Henan Shenhuo Coal & Power Co., Ltd., Class A	774,392	1,406,627
	Henan Shuanghui Investment & Development Co., Ltd., Class A	911,643	3,631,603
	Henan Thinker Automatic Equipment Co., Ltd., Class A	163,500	472,265
*	Henan Yicheng New Energy Co., Ltd., Class A	420,500	381,663
	Henan Yuguang Gold & Lead Co., Ltd., Class A	468,900	425,442
	Henan Zhongyuan Expressway Co., Ltd., Class A	1,011,125	482,731
	Henderson Investment, Ltd.	811,000	42,816
	Hengan International Group Co., Ltd.	5,586,122	33,134,976
#*	Hengdeli Holdings, Ltd.	14,196,800	566,429
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	818,600	1,934,198
	Hengli Petrochemical Co., Ltd.,, Class A	1,791,883	8,122,439
	Hengtong Optic-electric Co., Ltd., Class A	980,049	1,937,065
	Hengyi Petrochemical Co., Ltd., Class A	1,275,144	2,403,051
	Hesteel Co., Ltd., Class A	4,520,900	1,890,428
	Hexing Electrical Co., Ltd., Class A	238,650	460,752
*	Hi Sun Technology China, Ltd.	8,010,000	1,341,433
	Hisense Home Appliances Group Co., Ltd., Class H	3,085,000	3,593,698
	Hithink RoyalFlush Information Network Co., Ltd., Class A	147,908	2,128,650
*	Holitech Technology Co., Ltd., Class A	1,403,500	791,858
	Hongda Xingye Co., Ltd., Class A	1,179,681	857,651
	Hongfa Technology Co., Ltd., Class A	206,312	2,103,137
*	Honghua Group, Ltd.	18,211,000	503,269
*	Hongli Zhihui Group Co., Ltd., Class A	264,500	566,741
	Hongta Securities Co., Ltd., Class A	161,600	334,398
	Honworld Group, Ltd.	750,000	222,216
	Hope Education Group Co., Ltd.	9,530,000	1,792,476
	Hopefluent Group Holdings, Ltd.	202,000	75,319
	Hopson Development Holdings, Ltd.	5,498,000	18,220,819
	Hosa International, Inc.	2,198,000	15,387
*	Hua Hong Semiconductor, Ltd.	3,372,000	21,368,569
	Huaan Securities Co., Ltd., Class A	2,070,640	1,630,276
#	Huadian Power International Corp., Ltd., Class H	11,088,000	3,065,371
	Huadong Medicine Co., Ltd., Class A	375,552	2,073,569
	Huafa Industrial Co., Ltd. Zhuhai, Class A	1,577,205	1,401,711
	Huafon Chemical Co., Ltd., Class A	1,259,525	2,406,219
*	Huafon Microfibre Shanghai Technology Co., Ltd.	808,365	642,264
*	Huafu Fashion Co., Ltd., Class A	1,130,850	877,774
	Huagong Tech Co., Ltd., Class A	83,100	361,493
	Hualan Biological Engineering, Inc., Class A	354,660	2,025,047
#	Huaneng Power International, Inc., Sponsored ADR	101,869	1,376,250
	Huaneng Power International, Inc., Class H	16,922,000	5,748,432
#*	Huanxi Media Group, Ltd.	1,850,000	429,260
	Huapont Life Sciences Co., Ltd., Class A	770,523	644,954
	Huatai Securities Co., Ltd., Class H	3,757,200	4,978,376
*	Huawen Media Group, Class A	875,755	314,397
	Huaxi Holdings Co., Ltd.	392,000	131,213
	Huaxi Securities Co., Ltd., Class A	593,500	810,739
	Huaxia Bank Co., Ltd., Class A	1,646,588	1,398,115
	Huaxin Cement Co., Ltd., Class A	667,224	1,533,093
	Huayu Automotive Systems Co., Ltd., Class A	784,331	2,349,734
#	Huazhong In-Vehicle Holdings Co., Ltd.	3,934,000	1,017,015
*	Huazhu Group, Ltd., ADR	670,103	30,141,233

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	2,857,137	$1,474,933
	Hubei Energy Group Co., Ltd., Class A	904,500	583,303
	Hubei Feilihua Quartz Glass Co., Ltd., Class A	24,600	206,134
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	436,005	1,022,145
*	Hubei Kaile Science & Technology Co., Ltd., Class A	522,573	371,298
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	440,078	1,668,749
*	Huishang Bank Corp., Ltd., Class H	2,676,400	882,023
	Huizhou Desay Sv Automotive Co., Ltd., Class A	50,016	797,079
	Hunan Aihua Group Co., Ltd., Class A	149,322	808,299
	Hunan Friendship & Apollo Commercial Co., Ltd., Class A	617,000	305,006
*	Hunan Gold Corp., Ltd., Class A	467,804	630,367
	Hunan New Wellful Co., Ltd., Class A	268,600	253,012
*	Hunan TV & Broadcast Intermediary Co., Ltd., Class A	242,800	206,461
	Hunan Valin Steel Co., Ltd., Class A	1,883,600	2,240,846
	Hundsun Technologies, Inc., Class A	210,558	1,820,923
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	853,897	1,373,146
#*	HUYA, Inc., ADR	226,158	2,892,561
	Hytera Communications Corp., Ltd., Class A	964,002	665,230
*	HyUnion Holding Co., Ltd., Class A	724,900	587,622
*	iDreamSky Technology Holdings, Ltd.	816,000	659,427
	Iflytek Co., Ltd., Class A	331,303	3,013,274
	IKD Co., Ltd., Class A	225,225	466,008
	IMAX China Holding, Inc.	892,500	1,233,985
	Industrial & Commercial Bank of China, Ltd., Class H	265,967,725	147,690,009
	Industrial Bank Co., Ltd., Class A	2,645,900	7,252,809
	Industrial Securities Co., Ltd., Class A	914,645	1,261,535
	Infore Environment Technology Group Co., Ltd., Class A	707,501	680,707
	Ingenic Semiconductor Co., Ltd., Class A	32,200	950,379
#*	Inke, Ltd.	421,000	92,350
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	6,794,100	3,005,160
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	252,600	922,592
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	1,849,276	1,393,121
	Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	854,400	307,525
*	Inner Mongolia Xingye Mining Co., Ltd., Class A	441,500	638,967
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,149,400	5,955,436
	Inner Mongolia Yitai Coal Co., Ltd., Class H	55,700	35,834
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	1,457,300	1,625,337
*	Innovent Biologics, Inc.	1,165,500	11,933,854
*	Innuovo Technology Co., Ltd., Class A	474,900	441,029
	Inspur Electronic Information Industry Co., Ltd., Class A	181,100	856,276
*	Inspur International, Ltd.	1,510,000	505,959
*	Inspur Software Co., Ltd., Class A	72,500	145,582
*	International Alliance Financial Leasing Co., Ltd.	552,000	197,250
#*	iQIYI, Inc., ADR	1,176,680	13,131,749
	IReader Technology Co., Ltd., Class A	216,355	750,571
#*	IRICO Group New Energy Co., Ltd., Class H	28,600	121,765
	Jack Sewing Machine Co., Ltd., Class A	36,300	142,647
	Jafron Biomedical Co., Ltd., Class A	149,867	1,560,336
	Jason Furniture Hangzhou Co., Ltd., Class A	77,044	773,935
	JCET Group Co., Ltd., Class A	1,054,706	6,428,348
*	JD.com, Inc., ADR	933,460	66,163,645
*	JD.com, Inc., Class A	183,650	6,402,733
	Jiajiayue Group Co., Ltd., Class A	279,601	636,343
	Jiangling Motors Corp., Ltd., Class A	101,500	291,807
	Jiangnan Group, Ltd.	16,139,000	799,826
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	1,451,017	506,611
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	2,041,700	1,862,963
*	Jiangsu Dingsheng New Energy Materials Co., Ltd., Class A	11,900	64,002

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Eastern Shenghong Co., Ltd., Class A	988,616	$4,173,874
*	Jiangsu Etern Co., Ltd., Class A	42,500	23,093
	Jiangsu Expressway Co., Ltd., Class H	6,080,000	6,496,106
	Jiangsu Guomao Reducer Co., Ltd., Class A	77,200	503,571
	Jiangsu Guotai International Group Co., Ltd., Class A	672,505	1,255,722
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	356,998	5,427,523
	Jiangsu Hengrui Medicine Co., Ltd., Class A	872,634	7,373,525
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	286,976	717,741
*	Jiangsu Hoperun Software Co., Ltd., Class A	54	322
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	1,652,200	960,058
*	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	243,580	389,569
	Jiangsu King's Luck Brewery JSC, Ltd., Class A	270,001	1,723,768
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	575,000	566,882
	Jiangsu Lihua Animal Husbandry Stock Co., Ltd., Class A	93,367	409,164
	Jiangsu Linyang Energy Co., Ltd., Class A	886,900	1,508,931
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	463,000	950,005
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	682,900	1,146,322
	Jiangsu Shagang Co., Ltd., Class A	965,332	1,063,910
	Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	342,500	995,405
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	348,458	8,823,242
	Jiangsu Yangnong Chemical Co., Ltd., Class A	90,300	1,761,230
	Jiangsu Yoke Technology Co., Ltd., Class A	69,000	1,140,360
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	377,274	1,994,331
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	1,375,226	1,143,302
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	1,893,100	1,339,302
	Jiangsu Zhongtian Technology Co., Ltd., Class A	1,119,500	1,318,855
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	1,341,800	667,098
	Jiangxi Copper Co., Ltd., Class H	6,298,000	13,222,733
*	Jiangxi Firstar Panel Technology Co., Ltd., Class A	280,100	242,212
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	196,600	425,407
	Jiangxi Wannianqing Cement Co., Ltd., Class A	410,948	650,228
	Jiangxi Zhengbang Technology Co., Ltd., Class A	1,266,816	1,868,476
	Jiangzhong Pharmaceutical Co., Ltd., Class A	258,400	475,942
*	Jianpu Technology, Inc., Sponsored ADR	5,600	10,584
	Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	427,800	590,279
	Jiayou International Logistics Co., Ltd., Class A	25,480	63,779
#	Jiayuan International Group, Ltd.	2,506,078	974,974
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	480,706	1,107,149
*	Jilin Electric Power Co., Ltd., Class A	439,900	381,009
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	244,700	99,343
#	Jinchuan Group International Resources Co., Ltd.	5,991,000	988,083
	Jinduicheng Molybdenum Co., Ltd., Class A	1,186,700	1,297,144
	Jingrui Holdings, Ltd.	2,476,000	838,127
	Jinke Properties Group Co., Ltd., Class A	1,415,945	944,934
#*	JinkoSolar Holding Co., Ltd., ADR	469,431	25,297,637
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	350,600	433,806
	Jinneng Science&Technology Co., Ltd., Class A	319,159	794,722
	Jinyu Bio-Technology Co., Ltd., Class A	291,420	801,916
	Jinyuan EP Co., Ltd., Class A	356,500	351,002
	JiuGui Liquor Co., Ltd., Class A	48,100	1,430,449
	Jiuzhitang Co., Ltd., Class A	389,800	549,481
	Jizhong Energy Resources Co., Ltd., Class A	842,900	525,996
	JL Mag Rare-Earth Co., Ltd., Class A	245,267	1,549,765
	JNBY Design, Ltd.	1,847,000	3,871,451
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	712,349	1,302,479
	Joinn Laboratories China Co., Ltd., Class A	34,088	1,005,171
	Jointo Energy Investment Co., Ltd. Hebei, Class A	335,100	229,821
	Jointown Pharmaceutical Group Co., Ltd., Class A	728,750	1,591,538
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	248,278	1,409,302

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Joy City Property, Ltd.	16,826,000	$922,322
	Joyoung Co., Ltd., Class A	288,236	1,122,388
	JOYY, Inc., ADR	361,463	19,320,197
	JSTI Group, Class A	602,700	583,968
	Ju Teng International Holdings, Ltd.	6,558,090	1,362,296
	Juewei Food Co., Ltd., Class A	130,499	1,382,692
	Juneyao Airlines Co., Ltd., Class A	628,700	1,150,675
	Jushri Technologies, Inc., Class A	82,340	437,947
*	Kai Yuan Holdings, Ltd.	15,890,000	73,476
	Kaisa Group Holdings, Ltd.	31,452,495	8,543,569
#	Kaisa Prosperity Holdings, Ltd.	153,500	504,448
	Kaiser China Cultural Co., Ltd., Class A	376,560	454,876
	Kaishan Group Co., Ltd., Class A	299,000	644,770
*	Kangda International Environmental Co., Ltd.	3,066,000	260,610
#*	Kasen International Holdings, Ltd.	4,450,000	480,901
	Kehua Data Co., Ltd., Class A	227,660	931,444
	Kingboard Holdings, Ltd.	6,549,666	34,314,223
	Kingboard Laminates Holdings, Ltd.	10,104,984	20,269,941
	KingClean Electric Co., Ltd., Class A	180,175	832,480
*	Kingdee International Software Group Co., Ltd.	3,936,600	12,294,728
	Kingsoft Corp., Ltd.	1,058,200	4,951,563
	Konfoong Materials International Co., Ltd., Class A	70,659	603,262
*	Kong Sun Holdings, Ltd.	575,000	4,946
	Konka Group Co., Ltd., Class A	662,400	611,798
	KPC Pharmaceuticals, Inc., Class A	418,896	600,438
*	Kuang-Chi Technologies Co., Ltd., Class A	414,400	1,353,079
	Kunlun Energy Co., Ltd.	28,560,000	24,691,501
	Kunlun Tech Co., Ltd., Class A	617,293	1,623,040
	Kunming Yunnei Power Co., Ltd., Class A	36,200	19,400
*	Kunshan Kersen Science & Technology Co., Ltd., Class A	257,306	360,796
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	213,782	479,048
	Kweichow Moutai Co., Ltd., Class A	204,274	53,205,089
	KWG Group Holdings, Ltd.	16,930,644	18,581,192
	KWG Group Holdings, Ltd.	263,500	289,188
	KWG Living Group Holdings, Ltd.	8,727,072	8,347,420
*	Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	179,600	174,448
	Lao Feng Xiang Co., Ltd., Class A	120,380	889,008
	Laobaixing Pharmacy Chain JSC, Class A	200,155	1,358,349
*	Launch Tech Co., Ltd., Class H	82,000	42,874
	LB Group Co., Ltd., Class A	739,585	3,431,315
	Lee & Man Chemical Co., Ltd.	1,231,339	951,858
	Lee & Man Paper Manufacturing, Ltd.	10,962,200	8,185,534
	Lee's Pharmaceutical Holdings, Ltd.	2,009,000	1,030,152
	Legend Holdings Corp., Class H	1,651,400	2,352,082
#	Lenovo Group, Ltd.	63,424,000	59,141,742
	Lens Technology Co., Ltd., Class A	1,325,400	5,226,874
	Leo Group Co., Ltd., Class A	5,426,400	1,962,489
	Lepu Medical Technology Beijing Co., Ltd., Class A	447,510	1,790,500
#*	LexinFintech Holdings, Ltd., ADR	727,537	5,718,441
	Leyard Optoelectronic Co., Ltd., Class A	1,072,550	1,583,356
	Li Ning Co., Ltd.	7,957,583	84,042,523
	LianChuang Electronic Technology Co., Ltd., Class A	398,930	1,077,005
	Liaoning Cheng Da Co., Ltd., Class A	399,572	1,210,836
	Liaoning Port Co., Ltd., Class H	848,000	78,629
	Lier Chemical Co., Ltd., Class A	224,000	1,080,739
*	Lifestyle China Group, Ltd.	2,141,500	316,537
*	Lifetech Scientific Corp.	14,428,000	8,075,659
*	Lingbao Gold Group Co., Ltd., Class H	102,000	12,850
*	LingNan Eco&Culture-Tourism Co., Ltd., Class A	968,403	418,655

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lingyi iTech Guangdong Co., Class A	2,097,500	$2,248,101
#*	Link Motion, Inc., Sponsored ADR	206,737	0
	Lionco Pharmaceutical Group Co., Ltd., Class A	31,200	46,351
	Livzon Pharmaceutical Group, Inc., Class H	746,417	2,817,294
	Lizhong Sitong Light Alloys Group Co., Ltd., Class A	293,340	819,280
	Logan Group Co., Ltd.	11,751,000	12,521,724
	Loncin Motor Co., Ltd., Class A	1,113,988	574,034
	Long Yuan Construction Group Co., Ltd., Class A	969,002	628,135
	Longfor Group Holdings, Ltd.	8,130,000	37,789,900
	Longhua Technology Group Luoyang Co., Ltd., Class A	370,831	479,309
	LONGi Green Energy Technology Co., Ltd., Class A	871,956	11,655,441
	Longshine Technology Group Co., Ltd., Class A	316,951	893,126
	Lonking Holdings, Ltd.	22,637,000	7,055,331
	Luenmei Quantum Co., Ltd., Class A	657,100	868,244
	Luolai Lifestyle Technology Co., Ltd., Class A	311,889	550,704
	Luoniushan Co., Ltd., Class A	533,400	556,152
#*	Luoyang Glass Co., Ltd., Class H	772,000	1,264,785
	Lushang Health Industry Development Co., Ltd., Class A	266,000	461,441
	Luxi Chemical Group Co., Ltd., Class A	683,500	2,126,597
	Luxshare Precision Industry Co., Ltd., Class A	1,335,449	7,674,965
#	Luye Pharma Group, Ltd.	14,855,000	7,989,391
	Luzhou Laojiao Co., Ltd., Class A	245,776	6,538,623
#*	LVGEM China Real Estate Investment Co., Ltd.	1,752,000	412,288
	Maanshan Iron & Steel Co., Ltd., Class H	4,930,177	2,523,696
	Maccura Biotechnology Co., Ltd., Class A	209,573	1,170,901
*	Macrolink Culturaltainment Development Co., Ltd., Class A	970,300	305,422
	Mango Excellent Media Co., Ltd., Class A	342,297	2,925,931
*	Maoyan Entertainment	354,600	448,016
*	Maoye International Holdings, Ltd.	2,174,000	89,328
*	Markor International Home Furnishings Co., Ltd., Class A	787,921	455,034
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	166,600	652,276
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	636,800	742,970
*	Meitu, Inc.	3,089,500	623,836
*	Meituan, Class B	2,761,100	76,403,538
	Metallurgical Corp. of China, Ltd., Class H	10,246,000	3,128,315
	Microport Scientific Corp.	518,000	3,918,160
	Midea Group Co., Ltd., Class A	1,915,651	18,896,442
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	48,500	665,150
	Min Xin Holdings, Ltd.	742,000	378,271
	Ming Yang Smart Energy Group, Ltd., Class A	501,816	1,680,969
*	Mingfa Group International Co., Ltd.	4,986,000	337,577
#	Minmetals Land, Ltd.	9,937,644	1,008,697
	Minsheng Education Group Co., Ltd.	1,270,000	187,775
	Minth Group, Ltd.	6,301,000	26,647,139
*	Misho Ecology & Landscape Co., Ltd., Class A	71,300	35,848
	MLS Co., Ltd., Class A	921,000	2,315,495
*	MMG, Ltd.	29,057,999	14,817,891
*	MOBI Development Co., Ltd.	2,518,000	129,804
	Modern Land China Co., Ltd.	1,738,000	142,779
*	MOGU, Inc., ADR	20,692	24,830
	Monalisa Group Co., Ltd., Class A	20,900	76,720
	Montage Technology Co., Ltd., Class A	98,057	1,026,305
*	Montnets Cloud Technology Group Co., Ltd., Class A	262,705	938,968
	Muyuan Foods Co., Ltd., Class A	1,226,588	8,041,982
*	Myhome Real Estate Development Group Co., Ltd., Class A	1,862,000	467,373
	MYS Group Co., Ltd., Class A	681,600	342,374
*	Nan Hai Corp., Ltd.	35,000,000	239,492
	NanJi E-Commerce Co., Ltd., Class A	874,050	1,389,711
	Nanjing Hanrui Cobalt Co., Ltd., Class A	81,700	1,122,463

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nanjing Iron & Steel Co., Ltd., Class A	2,313,500	$1,343,099
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	277,637	1,271,411
*	Nanjing Sample Technology Co., Ltd., Class H	89,000	57,162
	Nanjing Securities Co., Ltd., Class A	1,266,860	2,022,576
	Nanjing Xinjiekou Department Store Co., Ltd., Class A	681,048	950,389
	Nanjing Yunhai Special Metals Co., Ltd., Class A	96,300	196,887
	Nantong Jianghai Capacitor Co., Ltd., Class A	7,600	23,284
	NARI Technology Co., Ltd., Class A	1,067,763	5,200,516
*	Natural Food International Holding, Ltd.	96,000	5,699
*	Nature Home Holding Co., Ltd.	1,733,000	350,110
	NAURA Technology Group Co., Ltd., Class A	40,600	2,729,058
	NavInfo Co., Ltd., Class A	399,600	796,105
	NetDragon Websoft Holdings, Ltd.	1,379,500	3,221,484
	NetEase, Inc., ADR	1,143,858	116,913,726
*	New Century Healthcare Holding Co., Ltd.	58,000	8,569
	New China Life Insurance Co., Ltd., Class H	3,420,800	9,359,997
*	New Hope Liuhe Co., Ltd., Class A	992,930	1,757,182
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	3,362,360	7,296,321
*	New World Department Store China, Ltd.	2,929,538	486,527
	Newland Digital Technology Co., Ltd., Class A	392,389	938,793
	Nexteer Automotive Group, Ltd.	6,646,000	8,306,200
	Nine Dragons Paper Holdings, Ltd.	16,732,000	21,112,242
	Ninestar Corp., Class A	393,986	2,194,998
	Ningbo Construction Co., Ltd., Class A	191,900	102,049
	Ningbo Huaxiang Electronic Co., Ltd., Class A	289,300	867,720
*	Ningbo Jifeng Auto Parts Co., Ltd., Class A	262,550	363,288
	Ningbo Joyson Electronic Corp., Class A	876,231	3,444,672
	Ningbo Orient Wires & Cables Co., Ltd., Class A	307,357	1,176,892
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	682,178	1,514,749
	Ningbo Tuopu Group Co., Ltd., Class A	215,300	1,130,634
	Ningbo Yunsheng Co., Ltd., Class A	97,900	157,136
	Ningbo Zhoushan Port Co., Ltd., Class A	1,858,270	1,065,449
	Ningxia Jiaze New Energy Co., Ltd., Class A	475,100	301,166
*	NIO, Inc., ADR	2,018,899	90,204,407
#*	Niu Technologies, Sponsored ADR	139,991	3,583,770
*	Noah Holdings, Ltd., Sponsored ADR	74,405	2,872,033
	Norinco International Cooperation, Ltd., Class A	194,100	217,665
	North Huajin Chemical Industries Co., Ltd., Class A	426,400	419,313
*	North Industries Group Red Arrow Co., Ltd., Class A	32,800	62,640
	Northeast Pharmaceutical Group Co., Ltd., Class A	651,762	519,501
	Northeast Securities Co., Ltd., Class A	1,436,827	1,735,913
	NSFOCUS Technologies Group Co., Ltd., Class A	258,370	902,501
#*	NVC International Holdings, Ltd.	7,046,000	173,961
*	Oceanwide Holdings Co., Ltd., Class A	1,968,944	607,842
*	Offcn Education Technology Co., Ltd., Class A	367,179	743,040
	Offshore Oil Engineering Co., Ltd., Class A	904,722	577,126
	OFILM Group Co., Ltd., Class A	1,329,500	1,519,389
	Olympic Circuit Technology Co., Ltd.	83,780	181,800
	Oppein Home Group, Inc., Class A	73,590	1,642,092
	Opple Lighting Co., Ltd., Class A	132,231	507,751
	ORG Technology Co., Ltd., Class A	1,024,100	821,371
*	Orient Group, Inc., Class A	1,653,300	741,478
	Orient Securities Co., Ltd., Class H	1,950,400	1,690,175
	Oriental Pearl Group Co., Ltd., Class A	1,424,241	1,725,733
*	Ourpalm Co., Ltd., Class A	1,445,000	854,323
	Ovctek China, Inc., Class A	129,640	1,837,380
*	Overseas Chinese Town Asia Holdings, Ltd.	1,481,817	278,323
#	Pacific Online, Ltd.	2,485,195	549,501
*	Pacific Securities Co., Ltd. (The), Class A	3,758,800	1,814,874

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Pacific Shuanglin Bio-pharmacy Co., Ltd., Class A	157,199	$754,350
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	2,788,731	1,236,478
	PCI Technology Group Co., Ltd., Class A	814,140	947,439
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	1,903,670	666,808
	People's Insurance Co. Group of China, Ltd. (The), Class H	19,970,000	6,197,267
#	Perennial Energy Holdings, Ltd.	250,000	48,270
	Perfect World Co., Ltd., Class A	684,600	1,693,097
	PetroChina Co., Ltd., ADR	129,122	5,402,464
	PetroChina Co., Ltd., Class H	142,684,000	59,605,068
	PharmaBlock Sciences Nanjing, Inc., Class A	34,060	781,602
	PhiChem Corp., Class A	220,305	750,709
*	Phoenix Media Investment Holdings, Ltd.	5,412,000	376,894
	Phoenix New Media, Ltd., ADR	108,052	146,951
	PICC Property & Casualty Co., Ltd., Class H	22,287,398	18,004,110
*	Pinduoduo, Inc., ADR	316,331	28,979,083
	Ping An Bank Co., Ltd., Class A	3,274,301	8,977,184
#*	Ping An Healthcare and Technology Co., Ltd.	832,900	7,793,036
	Ping An Insurance Group Co. of China, Ltd., Class H	30,207,000	264,336,623
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	2,068,500	2,228,720
*	Polaris Bay Group Co., Ltd., Class A	1,006,000	1,460,935
*	Poly Developments and Holdings Group Co., Ltd., Class A	1,687,405	2,620,227
	Poly Property Group Co., Ltd.	20,023,068	4,875,913
#	Poly Property Services Co., Ltd., Class H	193,400	1,093,089
	Postal Savings Bank of China Co., Ltd., Class H	27,526,000	17,779,990
*	Pou Sheng International Holdings, Ltd.	11,868,609	2,366,851
	Power Construction Corp. of China, Ltd., Class A	2,437,800	1,841,660
	Powerlong Real Estate Holdings, Ltd.	15,522,715	10,502,235
#	Prinx Chengshan Holding, Ltd.	118,000	125,561
	Proya Cosmetics Co., Ltd., Class A	60,400	1,510,358
	Pujiang International Group, Ltd.	92,000	41,901
	PW Medtech Group, Ltd.	4,044,000	666,126
	Q Technology Group Co., Ltd.	4,225,000	7,234,007
	Qianhe Condiment and Food Co., Ltd., Class A	336,859	1,253,110
	Qingdao East Steel Tower Stock Co., Ltd., Class A	341,375	448,609
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	208,401	581,368
	Qingdao Gon Technology Co., Ltd., Class A	138,200	496,846
	Qingdao Haier Biomedical Co., Ltd., Class A	9,050	146,404
	Qingdao Hanhe Cable Co., Ltd., Class A	1,527,052	862,377
	Qingdao Port International Co., Ltd., Class H	2,137,000	1,100,664
	Qingdao Rural Commercial Bank Corp., Class A	1,256,167	757,571
	Qingdao TGOOD Electric Co., Ltd., Class A	154,800	720,309
	Qingdao Topscomm Communication, Inc., Class A	190,760	232,246
	Qingling Motors Co., Ltd., Class H	5,056,000	1,073,579
	Qinhuangdao Port Co., Ltd., Class H	2,122,000	332,979
*	Qudian, Inc., Sponsored ADR	186,441	337,458
	Qunxing Paper Holdings Co., Ltd.	854,211	0
	Rainbow Digital Commercial Co., Ltd., Class A	409,286	373,123
	Raisecom Technology Co., Ltd., Class A	44,600	49,517
	Rastar Group, Class A	155,600	74,840
	Raytron Technology Co., Ltd., Class A	53,305	933,021
	Realcan Pharmaceutical Group Co., Ltd., Class A	752,100	449,028
*	Realord Group Holdings, Ltd.	120,000	169,878
	Red Avenue New Materials Group Co., Ltd., Class A	80,100	934,127
*	Red Star Macalline Group Corp., Ltd., Class H	2,122,114	1,248,099
#	Redco Properties Group, Ltd.	8,526,000	2,436,876
#	Redsun Properties Group, Ltd.	1,771,000	522,106
	Renhe Pharmacy Co., Ltd., Class A	413,700	632,593
	REXLot Holdings, Ltd.	3,197,569	1,605
	Rianlon Corp., Class A	69,100	385,816

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	RISE Education Cayman, Ltd., ADR	4,502	$5,447
	Risen Energy Co., Ltd., Class A	391,784	1,225,458
	RiseSun Real Estate Development Co., Ltd., Class A	1,642,100	1,158,635
	Riyue Heavy Industry Co., Ltd., Class A	2,925	15,766
	Road King Infrastructure, Ltd.	2,197,000	2,560,519
	Rongan Property Co., Ltd., Class A	1,869,500	690,677
	Rongsheng Petro Chemical Co., Ltd., Class A	2,577,778	7,451,967
#	Ronshine China Holdings, Ltd.	3,423,500	1,777,913
	Runjian Co., Ltd., Class A	86,863	379,564
*	RYB Education, Inc., ADR	4,110	13,727
	SAIC Motor Corp, Ltd., Class A	1,057,955	3,012,484
	Sailun Group Co., Ltd., Class A	991,100	1,405,698
	Sanan Optoelectronics Co., Ltd., Class A	617,400	4,083,189
*	SanFeng Intelligent Equipment Group Co., Ltd., Class A	906,660	544,058
	Sangfor Technologies, Inc., Class A	19,772	743,564
	Sanquan Food Co., Ltd., Class A	477,230	1,127,894
	Sansteel Minguang Co., Ltd. Fujian, Class A	1,181,250	1,626,026
	Sany Heavy Equipment International Holdings Co., Ltd.	8,671,500	9,518,544
	Sany Heavy Industry Co., Ltd., Class A	2,592,041	10,003,085
*	Saurer Intelligent Technology Co., Ltd., Class A	721,700	277,310
	SDIC Power Holdings Co., Ltd., Class A	1,170,516	1,539,858
	Sealand Securities Co., Ltd., Class A	2,693,500	1,633,952
	Seazen Group, Ltd.	18,502,000	13,772,427
	Seazen Holdings Co., Ltd. , Class A	662,581	3,256,624
*	Secoo Holding, Ltd., ADR	31,941	60,688
	S-Enjoy Service Group Co., Ltd.	653,000	1,491,531
	SF Holding Co., Ltd., Class A	1,005,551	9,231,556
	SG Micro Corp., Class A	31,900	1,846,016
	SGIS Songshan Co., Ltd., Class A	909,581	674,630
	Shaanxi Coal Industry Co., Ltd., Class A	2,696,400	4,675,202
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	2,021,900	3,017,369
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	522,187	1,630,416
#	Shandong Chenming Paper Holdings, Ltd., Class H	4,536,033	2,451,529
#	Shandong Gold Mining Co., Ltd., Class H	2,319,250	4,098,605
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	224,741	957,574
	Shandong Hi-speed Co., Ltd., Class A	467,325	446,214
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	672,061	3,230,423
	Shandong Humon Smelting Co., Ltd., Class A	564,756	1,032,487
	Shandong Linglong Tyre Co., Ltd., Class A	149,220	866,385
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	561,976	785,095
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	123,700	255,762
*	Shandong Molong Petroleum Machinery Co., Ltd., Class H	412,800	246,673
	Shandong Nanshan Aluminum Co., Ltd., Class A	2,553,280	2,028,426
	Shandong New Beiyang Information Technology Co., Ltd., Class A	250,000	331,807
	Shandong Publishing & Media Co., Ltd., Class A	391,400	318,429
	Shandong Sinocera Functional Material Co., Ltd., Class A	159,500	1,159,266
	Shandong Sun Paper Industry JSC, Ltd., Class A	1,176,088	2,112,707
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	11,532,000	20,690,938
	Shandong Xiantan Co., Ltd., Class A	278,363	287,356
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	1,473,200	724,563
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	421,090	647,090
*	Shanghai 2345 Network Holding Group Co., Ltd., Class A	2,656,426	782,441
	Shanghai AJ Group Co., Ltd., Class A	1,335,335	1,337,180
	Shanghai Bailian Group Co., Ltd., Class A	353,200	834,679
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	113,348	1,222,945
	Shanghai Baosight Software Co., Ltd., Class A	223,990	2,319,954
	Shanghai Belling Co., Ltd., Class A	172,500	938,962
	Shanghai Construction Group Co., Ltd., Class A	560,435	231,804
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	177,975	430,831

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Electric Group Co., Ltd., Class H	9,170,000	$2,268,243
	Shanghai Electric Power Co., Ltd., Class A	366,206	384,528
	Shanghai Environment Group Co., Ltd., Class A	428,136	741,339
	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	210,598	508,519
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	2,116,000	19,392,459
*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	92,000	370,678
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,910,000	1,078,369
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	55,800	475,422
	Shanghai Hanbell Precise Machinery Co., Ltd., Class A	189,148	725,661
	Shanghai Haohai Biological Technology Co., Ltd., Class H	9,200	96,447
	Shanghai Industrial Development Co., Ltd., Class A	1,374,031	864,839
	Shanghai Industrial Holdings, Ltd.	3,490,000	5,328,745
	Shanghai Industrial Urban Development Group, Ltd.	19,943,025	1,697,555
	Shanghai International Airport Co., Ltd., Class A	151,200	904,546
	Shanghai International Port Group Co., Ltd., Class A	1,257,000	960,939
	Shanghai Jahwa United Co., Ltd., Class A	109,500	825,321
	Shanghai Jin Jiang Capital Co., Ltd., Class H	17,696,000	3,663,054
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	26,300	165,235
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	294,233	529,375
*	Shanghai Junshi Biosciences Co., Ltd., Class H	90,400	609,683
	Shanghai Kehua Bio-Engineering Co., Ltd., Class A	62,300	133,549
	Shanghai Kelai Mechatronics Engineering Co., Ltd., Class A	18,500	91,693
	Shanghai Lingang Holdings Corp., Ltd., Class A	548,480	1,281,703
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	374,300	673,070
	Shanghai M&G Stationery, Inc., Class A	193,799	2,123,537
	Shanghai Maling Aquarius Co., Ltd., Class A	464,700	533,660
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	311,400	698,791
	Shanghai Moons' Electric Co., Ltd., Class A	87,700	229,250
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	5,090,200	10,863,504
	Shanghai Pudong Construction Co., Ltd., Class A	377,580	354,566
	Shanghai Pudong Development Bank Co., Ltd., Class A	4,593,955	6,433,209
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	108,360	2,152,732
	Shanghai RAAS Blood Products Co., Ltd., Class A	1,183,812	1,347,716
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	9,600	48,120
	Shanghai Shimao Co., Ltd., Class A	2,801,919	1,443,832
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	401,600	577,761
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	281,500	342,186
	Shanghai Tunnel Engineering Co., Ltd., Class A	1,440,795	1,089,812
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	411,161	866,359
	Shanghai Wanye Enterprises Co., Ltd., Class A	389,310	1,552,079
	Shanghai Weaver Network Co., Ltd., Class A	69,424	761,870
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	682,100	1,031,994
*	Shanghai Zendai Property, Ltd.	3,400,000	21,784
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	531,753	1,406,561
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	652,400	739,385
	Shanxi Blue Flame Holding Co., Ltd., Class A	584,253	526,408
	Shanxi Coking Co., Ltd., Class A	960,297	731,746
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	1,722,781	2,366,853
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	2,514,900	4,883,455
*	Shanxi Meijin Energy Co., Ltd., Class A	1,581,200	2,129,559
	Shanxi Securities Co., Ltd., Class A	811,700	792,334
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	1,868,500	2,957,572
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	198,329	8,818,338
	Shanying International Holding Co., Ltd., Class A	1,979,139	987,702
	Shede Spirits Co., Ltd., Class A	60,500	1,694,815
	Shenergy Co., Ltd., Class A	1,024,033	909,829
#	Sheng Ye Capital, Ltd.	144,000	173,647
*	Shengda Resources Co., Ltd., Class A	319,452	662,492
	Shenghe Resources Holding Co., Ltd., Class A	462,700	1,773,419

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shengjing Bank Co., Ltd., Class H	702,500	$624,076
	Shenguan Holdings Group, Ltd.	4,116,000	222,088
	Shengyi Technology Co., Ltd., Class A	874,382	3,731,401
	Shennan Circuits Co., Ltd., Class A	93,100	1,756,422
	Shenwan Hongyuan Group Co., Ltd., Class H	964,800	243,545
	Shenzhen Agricultural Products Group Co., Ltd., Class A	786,000	676,680
*	Shenzhen Airport Co., Ltd., Class A	842,900	909,869
	Shenzhen Aisidi Co., Ltd., Class A	550,738	808,505
	Shenzhen Anche Technologies Co., Ltd., Class A	78,900	297,355
	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	626,500	290,346
	Shenzhen Capchem Technology Co., Ltd., Class A	75,800	1,342,240
	Shenzhen Center Power Tech Co., Ltd., Class A	129,100	379,214
	Shenzhen Cereals Holdings Co., Ltd., Class A	295,250	325,416
	Shenzhen Changhong Technology Co., Ltd., Class A	236,439	827,627
	Shenzhen Comix Group Co., Ltd., Class A	336,500	418,702
	Shenzhen Das Intellitech Co., Ltd., Class A	946,300	546,207
	Shenzhen Desay Battery Technology Co., Class A	141,230	907,935
	Shenzhen Ellassay Fashion Co., Ltd., Class A	202,775	455,730
	Shenzhen Energy Group Co., Ltd., Class A	817,400	1,087,279
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	566,560	1,562,047
	Shenzhen Expressway Co., Ltd., Class H	5,262,000	4,972,132
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	562,122	1,279,044
	Shenzhen FRD Science & Technology Co., Ltd.	160,346	538,009
	Shenzhen Gas Corp., Ltd., Class A	879,816	984,901
	Shenzhen Gongjin Electronics Co., Ltd., Class A	349,403	528,567
	Shenzhen Goodix Technology Co., Ltd., Class A	107,639	1,993,248
*	Shenzhen Grandland Group Co., Ltd., Class A	228,528	87,471
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	392,200	1,601,796
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	241,009	564,332
	Shenzhen Heungkong Holding Co., Ltd., Class A	870,600	239,090
*	Shenzhen Hifuture Information Technology Co., Ltd., Class A	57,400	35,801
	Shenzhen Inovance Technology Co., Ltd., Class A	382,475	4,626,632
	Shenzhen International Holdings, Ltd.	8,908,057	11,741,957
	Shenzhen Investment, Ltd.	29,061,674	8,167,070
	Shenzhen Jieshun Science And Technology Industry Co., Ltd., Class A	208,600	335,001
	Shenzhen Jinjia Group Co., Ltd., Class A	654,600	994,487
	Shenzhen Jufei Optoelectronics Co., Ltd., Class A	452,300	532,990
	Shenzhen Kaifa Technology Co., Ltd., Class A	215,200	615,855
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	46,665	920,413
	Shenzhen Kedali Industry Co., Ltd., Class A	51,120	930,890
	Shenzhen Kinwong Electronic Co., Ltd., Class A	306,826	1,407,621
	Shenzhen Kstar Science And Technology Co., Ltd., Class A	177,400	776,656
	Shenzhen Laibao Hi-tech Co., Ltd., Class A	311,700	478,295
	Shenzhen Megmeet Electrical Co., Ltd., Class A	164,700	792,489
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	189,172	11,476,986
*	Shenzhen MTC Co., Ltd., Class A	1,745,600	1,691,466
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	1,374,950	677,784
	Shenzhen New Nanshan Holding Group Co., Ltd., Class A	89,500	42,280
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	1,974,176	1,974,304
*	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	256,400	1,080,270
	Shenzhen SC New Energy Technology Corp., Class A	64,471	1,630,540
*	Shenzhen SDG Information Co., Ltd., Class A	387,400	443,406
	Shenzhen Sinovatio Technology Co., Ltd., Class A	65,972	360,656
	Shenzhen Sunline Tech Co., Ltd., Class A	243,500	557,158
	Shenzhen Sunlord Electronics Co., Ltd., Class A	216,283	1,358,121
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	402,000	936,851
	Shenzhen Sunway Communication Co., Ltd., Class A	389,354	1,564,055
	Shenzhen Tagen Group Co., Ltd., Class A	993,100	760,496
	Shenzhen Topband Co., Ltd., Class A	161,500	426,546

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	541,500	$609,209
	Shenzhen World Union Group, Inc., Class A	1,437,977	1,659,990
	Shenzhen Yan Tian Port Holding Co., Ltd., Class A	583,196	460,435
	Shenzhen Yinghe Technology Co., Ltd., Class A	411,486	1,719,987
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	323,400	526,724
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	238,680	998,905
	Shenzhen Zhenye Group Co., Ltd., Class A	1,013,500	694,273
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	1,599,950	1,297,509
	Shenzhou International Group Holdings, Ltd.	2,528,200	56,109,037
	Shenzhou Space Park Group, Ltd.	3,080,000	0
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	928,000	1,209,097
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	340,901	993,862
	Shimao Group Holdings, Ltd.	9,538,683	18,828,347
	Shinva Medical Instrument Co., Ltd., Class A	203,200	637,730
#	Shoucheng Holdings, Ltd.	12,737,640	2,870,995
	Shougang Fushan Resources Group, Ltd.	14,455,294	3,647,396
*	Shouhang High-Tech Energy Co., Ltd., Class A	1,180,000	385,837
*	Shui On Land, Ltd.	28,686,276	4,582,329
*	Siasun Robot & Automation Co., Ltd., Class A	881,274	1,522,464
	Sichuan Chuantou Energy Co., Ltd., Class A	517,808	878,324
*	Sichuan Development Lomon Co., Ltd., Class A	571,100	971,249
	Sichuan Expressway Co., Ltd., Class H	5,104,000	1,137,304
*	Sichuan Haite High-tech Co., Ltd., Class A	451,783	1,092,770
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	3,436,520	1,278,078
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	138,219	370,603
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	554,363	1,577,126
	Sichuan Languang Development Co., Ltd., Class A	1,908,100	704,330
	Sichuan Shuangma Cement Co., Ltd., Class A	383,100	1,086,879
	Sichuan Swellfun Co., Ltd., Class A	145,605	2,305,678
	Sichuan Teway Food Group Co., Ltd., Class A	67,020	257,780
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	77,521	248,904
	Sichuan Yahua Industrial Group Co., Ltd., Class A	189,900	964,020
	Sieyuan Electric Co., Ltd., Class A	354,100	1,567,499
#	Sihuan Pharmaceutical Holdings Group, Ltd.	37,176,000	12,654,780
*	Silver Grant International Holdings Group, Ltd.	8,640,000	677,516
	Sino Biopharmaceutical, Ltd.	48,073,495	40,838,261
	Sino Wealth Electronic, Ltd., Class A	181,038	1,955,261
	Sinocare, Inc., Class A	155,660	727,240
	Sinochem International Corp., Class A	1,097,037	1,314,305
#	Sinofert Holdings, Ltd.	13,790,673	2,396,054
*	Sino-I Technology, Ltd.	5,320,000	30,018
	Sinolink Securities Co., Ltd., Class A	703,991	1,170,810
#*	Sinolink Worldwide Holdings, Ltd.	26,451,885	971,069
	Sinoma International Engineering Co., Class A	691,250	1,138,470
	Sinoma Science & Technology Co., Ltd., Class A	552,295	2,196,073
	Sinomach Automobile Co., Ltd., Class A	128,300	98,956
	Sino-Ocean Group Holding, Ltd.	22,939,462	4,788,806
	Sinopec Engineering Group Co., Ltd., Class H	8,445,000	4,814,546
#	Sinopec Kantons Holdings, Ltd.	8,428,000	3,005,312
#*	Sinopec Oilfield Service Corp., Class H	12,474,000	1,027,763
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	29,244	608,850
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	17,659,000	3,679,016
	Sinopharm Group Co., Ltd., Class H	8,204,800	21,514,744
	Sino-Platinum Metals Co., Ltd., Class A	182,260	782,838
	Sinosoft Technology Group, Ltd.	5,378,400	818,732
	Sinotrans, Ltd., Class H	21,785,000	8,059,061
	Sinotruk Hong Kong, Ltd.	6,532,000	11,197,368
	Skshu Paint Co., Ltd., Class A	65,442	1,553,128
	Skyfame Realty Holdings, Ltd.	21,964,000	2,598,299

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Skyworth Digital Co., Ltd., Class A	498,399	$636,914
*	Skyworth Group, Ltd.	9,014,645	2,476,579
	Smoore International Holdings, Ltd.	5,680,000	16,153
#*	SOHO China, Ltd.	19,493,339	7,229,684
#*	Sohu.com, Ltd., ADR	86,832	1,725,352
*	Solargiga Energy Holdings, Ltd.	2,645,000	153,480
	Songcheng Performance Development Co., Ltd., Class A	429,000	843,166
	SooChow Securities Co., Ltd., Class A	902,786	1,097,818
*	Sou Yu Te Group Co., Ltd., Class A	2,298,980	573,071
*	South Manganese Investment, Ltd.	1,396,000	224,584
	Southwest Securities Co., Ltd., Class A	1,543,500	1,086,317
*	Sparkle Roll Group, Ltd.	8,680,000	218,943
*	Spring Airlines Co., Ltd., Class A	159,929	1,176,082
*	SPT Energy Group, Inc.	942,000	30,123
*	SRE Group, Ltd.	3,391,714	17,507
	SSY Group, Ltd.	15,160,506	9,733,743
*	Starrise Media Holdings, Ltd.	1,292,000	22,619
*	STO Express Co., Ltd., Class A	67,300	69,423
	Suchuang Gas Corp., Ltd.	302,000	76,408
*	Sumavision Technologies Co., Ltd., Class A	658,900	839,162
#	Sun King Technology Group, Ltd.	3,300,000	1,668,048
*	Sunac China Holdings, Ltd.	16,028,000	41,588,681
*	Sunac Services Holdings, Ltd.	501,029	1,359,119
	Sun-Create Electronics Co., Ltd., Class A	17,360	98,736
	Sunflower Pharmaceutical Group Co., Ltd., Class A	236,400	556,944
	Sunfly Intelligent Technology Co., Ltd., Class A	348,915	627,439
	Sungrow Power Supply Co., Ltd., Class A	216,050	5,640,663
*	Suning Universal Co., Ltd., Class A	2,672,700	2,392,910
*	Suning.com Co., Ltd., Class A	1,617,449	1,479,833
	Sunny Optical Technology Group Co., Ltd.	2,316,400	70,329,428
	Sunresin New Materials Co., Ltd., Class A	75,600	1,045,999
*	Sunsea AIoT Technology Co., Ltd., Class A	95,100	162,848
#	Sunshine 100 China Holdings, Ltd.	244,000	36,100
	Sunward Intelligent Equipment Co., Ltd., Class A	467,800	628,437
*	Sunwave Communications Co., Ltd., Class A	300,571	245,722
	Sunwoda Electronic Co., Ltd., Class A	569,900	2,989,966
	Suofeiya Home Collection Co., Ltd., Class A	135,100	399,828
	Suzhou Anjie Technology Co., Ltd., Class A	401,900	771,277
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	524,800	362,987
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	721,467	2,365,151
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	1,212,947	1,285,453
	Suzhou Keda Technology Co., Ltd., Class A	17,900	18,531
	Suzhou Maxwell Technologies Co., Ltd., Class A	30,420	3,082,987
	Suzhou Secote Precision Electronic Co., Ltd., Class A	89,760	511,602
	Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A	140,400	1,216,601
	Suzhou TFC Optical Communication Co., Ltd., Class A	166,266	877,740
#	Symphony Holdings, Ltd.	7,200,000	825,772
	T&S Communications Co., Ltd., Class A	25,000	76,797
*	Tahoe Group Co., Ltd., Class A	208,000	63,281
	Taiji Computer Corp., Ltd., Class A	123,828	445,876
	Tangrenshen Group Co., Ltd., Class A	592,485	539,088
	Tangshan Jidong Cement Co., Ltd., Class A	722,870	1,332,559
	TangShan Port Group Co., Ltd., Class A	2,521,404	949,894
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	866,900	1,656,948
*	Taung Gold International, Ltd.	60,800,000	202,989
	TBEA Co., Ltd., Class A	884,693	2,079,312
	TCL Electronics Holdings, Ltd.	6,053,932	3,085,309
	TCL Technology Group Corp., Class A	2,345,700	2,690,551
	Tech-Bank Food Co., Ltd., Class A	787,220	685,809

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ten Pao Group Holdings, Ltd.	144,000	$42,433
	Tencent Holdings, Ltd.	16,149,900	973,970,548
*	Tencent Music Entertainment Group, ADR	1,039,038	10,982,632
#	Tenfu Cayman Holdings Co., Ltd.	101,000	68,854
	Three Squirrels, Inc., Class A	116,927	714,449
	Thunder Software Technology Co., Ltd., Class A	50,122	1,136,112
	Tian An China Investment Co., Ltd.	1,286,357	751,133
	Tian Di Science & Technology Co., Ltd., Class A	1,610,500	1,062,736
*	Tian Ge Interactive Holdings, Ltd.	1,540,000	242,874
*	Tian Shan Development Holding, Ltd.	1,584,000	387,358
#	Tiangong International Co., Ltd.	6,222,000	3,137,680
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	142,988	893,599
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	2,526,000	1,039,039
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	1,501,451	1,013,561
	Tianjin Development Holdings, Ltd.	2,341,800	472,145
	Tianjin Guangyu Development Co., Ltd., Class A	1,175,105	795,885
	Tianjin Port Development Holdings, Ltd.	12,957,200	966,973
	Tianjin Teda Co., Ltd., Class A	479,100	305,851
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	503,722	3,915,090
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	197,172	786,674
	Tianli Education International Holdings, Ltd.	2,919,000	806,178
	Tianma Microelectronics Co., Ltd., Class A	643,800	1,398,602
#	Tianneng Power International, Ltd.	7,723,952	14,820,433
	Tianshui Huatian Technology Co., Ltd., Class A	1,761,007	3,885,921
*	Tianyun International Holdings, Ltd.	1,706,000	340,483
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	60,500	536,489
	Tibet Summit Resources Co., Ltd., Class A	294,200	1,174,624
	Tibet Tianlu Co., Ltd., Class A	420,973	413,866
#*	Tibet Water Resources, Ltd.	6,597,000	646,350
	Tingyi Cayman Islands Holding Corp.	13,702,000	24,703,593
	Titan Wind Energy Suzhou Co., Ltd., Class A	801,600	1,368,376
	Toly Bread Co., Ltd., Class A	279,973	1,202,440
	Tomson Group, Ltd.	2,805,780	673,977
	Tong Ren Tang Technologies Co., Ltd., Class H	4,278,000	3,154,260
*	Tongcheng-Elong Holdings, Ltd.	2,119,600	4,770,113
*	Tongda Group Holdings, Ltd.	39,880,000	1,517,884
*	Tongdao Liepin Group	24,200	44,733
*	Tongding Interconnection Information Co., Ltd., Class A	634,400	405,135
	TongFu Microelectronics Co., Ltd., Class A	703,415	2,540,262
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	714,160	1,223,956
*	Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	32,100	24,373
	Tongkun Group Co., Ltd., Class A	830,766	3,341,986
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	872,900	1,267,433
	Tongling Nonferrous Metals Group Co., Ltd., Class A	2,507,100	1,428,644
	Tongwei Co., Ltd., Class A	971,044	6,520,114
	Tongyu Communication, Inc., Class A	101,785	285,681
	Tongyu Heavy Industry Co., Ltd., Class A	2,728,200	1,435,610
*	Topchoice Medical Corp., Class A	52,154	2,557,557
	Topsec Technologies Group, Inc., Class A	298,700	845,879
	Towngas China Co., Ltd.	5,831,546	3,831,472
	Transfar Zhilian Co., Ltd., Class A	1,330,500	1,464,076
	TravelSky Technology, Ltd., Class H	4,848,938	8,237,273
#*	Trigiant Group, Ltd.	6,560,000	548,740
*	Trip.com Group, Ltd., ADR	1,331,007	34,513,011
	Trony Solar Holdings Co., Ltd.	2,133,000	0
	TRS Information Technology Corp., Ltd., Class A	228,100	353,518
	Tsaker Chemical Group, Ltd.	220,500	42,589
	Tsingtao Brewery Co., Ltd., Class H	2,182,000	17,245,972
*	TuanChe, Ltd., ADR	5,782	16,247

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Tunghsu Azure Renewable Energy Co., Ltd., Class A	96,700	$44,697
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	2,084,400	666,007
	Tungkong, Inc., Class A	142,800	161,317
*	Tuniu Corp., Sponsored ADR	88,047	177,855
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	655,722	459,734
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	101,971	3,023,566
	Unilumin Group Co., Ltd., Class A	335,531	494,065
	Uni-President China Holdings, Ltd.	9,620,308	9,672,833
	Unisplendour Corp., Ltd., Class A	799,620	3,269,165
	United Energy Group, Ltd.	36,427,100	4,966,585
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	742,033	1,580,060
	Untrade.Superb Summit	95,000	3,347
	Valiant Co., Ltd., Class A	298,327	838,724
	Vats Liquor Chain Store Management JSC, Ltd., Class A	7,900	40,793
	Vats Liquor Chain Store Management JSC, Ltd., Class A	88,100	454,917
	Vatti Corp., Ltd., Class A	711,700	764,084
*	VCredit Holdings, Ltd.	109,600	74,907
	Victory Giant Technology Huizhou Co., Ltd., Class A	408,800	1,585,459
#	Vinda International Holdings, Ltd.	1,850,000	5,225,562
*	Viomi Technology Co., Ltd., ADR	17,164	95,775
*	Vipshop Holdings, Ltd., ADR	2,764,506	45,973,735
	Virscend Education Co., Ltd.	315,000	30,838
	Visual China Group Co., Ltd., Class A	197,700	341,264
	Walvax Biotechnology Co., Ltd., Class A	133,800	1,785,461
*	Wanda Film Holding Co., Ltd., Class A	97,800	196,395
	Wangfujing Group Co., Ltd., Class A	191,200	765,657
	Wangneng Environment Co., Ltd., Class A	225,633	565,709
	Wangsu Science & Technology Co., Ltd., Class A	1,131,054	1,087,805
	Wanhua Chemical Group Co., Ltd., Class A	664,114	11,745,148
	Want Want China Holdings, Ltd.	37,524,000	25,328,935
	Wanxiang Qianchao Co., Ltd., Class A	1,528,119	1,297,991
	Wasion Holdings, Ltd.	4,518,000	1,430,752
	Wasu Media Holding Co., Ltd., Class A	662,100	725,254
#*	Weibo Corp., Sponsored ADR	358,702	20,230,793
	Weichai Power Co., Ltd., Class H	11,480,120	25,161,931
	Weifu High-Technology Group Co., Ltd., Class A	345,247	1,081,994
	Weihai Guangwei Composites Co., Ltd., Class A	143,200	1,517,220
	Weiqiao Textile Co., Class H	2,893,500	912,565
	Wellhope Foods Co., Ltd., Class A	472,044	689,480
	Wens Foodstuffs Group Co., Ltd., Class A	2,362,980	4,608,843
	West China Cement, Ltd.	32,904,000	4,917,760
	Western Region Gold Co., Ltd., Class A	169,900	301,463
	Western Securities Co., Ltd., Class A	923,330	1,054,139
	Western Superconducting Technologies Co., Ltd., Class A	101,388	1,218,199
	Wharf Holdings, Ltd. (The)	837,000	2,840,067
	Will Semiconductor Co., Ltd., Class A	133,547	6,272,060
	Wingtech Technology Co., Ltd., Class A	184,100	3,125,681
	Winning Health Technology Group Co., Ltd., Class A	345,480	771,742
	Wisdom Education International Holdings Co., Ltd.	3,038,000	658,010
*	Wison Engineering Services Co., Ltd.	397,000	19,177
	Wolong Electric Group Co., Ltd., Class A	664,093	1,323,575
	Wondershare Technology Group Co., Ltd., Class A	37,500	297,264
	Wuchan Zhongda Group Co., Ltd., Class A	1,686,450	1,532,355
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	64,900	59,293
	Wuhan Department Store Group Co., Ltd., Class A	339,800	554,154
	Wuhan Fingu Electronic Technology Co., Ltd., Class A	175,600	378,208
	Wuhan Guide Infrared Co., Ltd., Class A	421,194	1,791,049
	Wuhan Jingce Electronic Group Co., Ltd., Class A	121,660	1,370,540

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Wuhan P&S Information Technology Co., Ltd., Class A	530,700	$572,272
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	51,604	847,025
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	658,134	1,977,246
	Wuhu Token Science Co., Ltd., Class A	1,158,140	1,611,958
	Wuliangye Yibin Co., Ltd., Class A	716,202	24,577,606
	WUS Printed Circuit Kunshan Co., Ltd., Class A	1,195,700	2,452,399
	WuXi AppTec Co., Ltd., Class H	539,160	11,950,636
*	Wuxi Biologics Cayman, Inc.	3,301,500	50,427,936
	Wuxi Boton Technology Co., Ltd., Class A	144,538	315,392
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	262,886	3,104,130
	Wuxi Taiji Industry Co., Ltd., Class A	1,035,556	1,499,334
	XCMG Construction Machinery Co., Ltd., Class A	1,790,700	1,617,649
#*	XD, Inc.	284,600	1,809,090
	XGD, Inc., Class A	248,194	389,066
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	3,858,500	3,437,167
	Xiamen C & D, Inc., Class A	1,228,188	1,345,874
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	324,826	800,325
	Xiamen Faratronic Co., Ltd., Class A	68,958	1,915,892
	Xiamen International Airport Co., Ltd., Class A	90,112	214,111
	Xiamen International Port Co., Ltd., Class H	6,883,338	744,190
	Xiamen Intretech, Inc., Class A	220,065	1,301,857
	Xiamen ITG Group Corp., Ltd., Class A	837,063	921,498
	Xiamen Kingdomway Group Co., Class A	220,629	1,175,640
	Xiamen Meiya Pico Information Co., Ltd., Class A	297,200	867,062
	Xiamen Tungsten Co., Ltd., Class A	540,241	2,511,921
	Xiamen Xiangyu Co., Ltd., Class A	980,100	1,094,764
	Xi'an Tian He Defense Technology Co., Ltd., Class A	150,788	439,088
	Xi'an Triangle Defense Co., Ltd., Class A	138,412	889,810
	Xiandai Investment Co., Ltd., Class A	324,556	198,802
	Xilinmen Furniture Co., Ltd., Class A	131,000	531,484
*	Xinchen China Power Holdings, Ltd.	284,000	17,775
	Xinfengming Group Co., Ltd., Class A	368,192	1,096,271
	Xingda International Holdings, Ltd.	9,033,224	1,896,637
	Xingfa Aluminium Holdings, Ltd.	348,000	548,826
	Xinhu Zhongbao Co., Ltd., Class A	1,780,600	809,429
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	2,743,000	1,775,484
	Xinhuanet Co., Ltd., Class A	13,100	34,007
	Xinjiang Communications Construction Group Co., Ltd., Class A	182,682	280,735
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	4,229,784	7,947,938
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	379,500	216,647
	Xinjiang Tianshan Cement Co., Ltd., Class A	540,501	1,024,963
	Xinjiang Xintai Natural Gas Co., Ltd., Class A	206,025	571,216
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	770,200	1,373,984
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,735,400	1,089,124
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	492,900	1,418,190
#	Xinyi Energy Holdings, Ltd.	1,078,000	692,591
	Xinyi Solar Holdings, Ltd.	27,352,006	55,094,331
	Xinyu Iron & Steel Co., Ltd., Class A	1,443,700	1,752,287
	Xinyuan Real Estate Co., Ltd., ADR	130,497	271,434
*	Xiwang Foodstuffs Co., Ltd., Class A	356,420	271,942
#	Xtep International Holdings, Ltd.	9,132,394	12,700,204
	Xuji Electric Co., Ltd., Class A	390,300	862,794
*	Xunlei, Ltd., ADR	115,663	421,013
	Yadea Group Holdings, Ltd.	9,188,000	15,811,840
*	YaGuang Technology Group Co., Ltd., Class A	638,300	1,254,529
*	Yanchang Petroleum International, Ltd.	13,010,000	95,108
	Yango Group Co., Ltd., Class A	1,599,300	1,083,568
	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	94,000	134,339

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	143,500	$1,299,527
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	99,612	477,622
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	276,494	795,841
	Yantai Eddie Precision Machinery Co., Ltd., Class A	213,430	1,189,230
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	337,392	1,978,693
	YanTai Shuangta Food Co., Ltd., Class A	554,000	969,571
	Yantai Tayho Advanced Materials Co., Ltd., Class A	190,900	606,149
	Yanzhou Coal Mining Co., Ltd., Class H	16,900,000	25,123,763
*	Yashili International Holdings, Ltd.	3,162,000	253,645
	Yealink Network Technology Corp., Ltd., Class A	149,486	2,139,215
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,553,600	1,197,917
*	Yida China Holdings, Ltd.	612,000	75,186
	Yifan Pharmaceutical Co., Ltd., Class A	431,400	912,317
	Yifeng Pharmacy Chain Co., Ltd., Class A	178,419	1,350,112
	Yihai International Holding, Ltd.	2,343,000	14,133,214
	Yijiahe Technology Co., Ltd., Class A	67,235	635,262
	Yintai Gold Co., Ltd., Class A	1,225,580	1,734,597
	Yipinhong Pharmaceutical Co., Ltd., Class A	74,160	416,750
	Yip's Chemical Holdings, Ltd.	1,348,000	884,388
*	Yiren Digital, Ltd., Sponsored ADR	160,853	653,063
*	Yixin Group, Ltd.	206,500	51,616
	Yixintang Pharmaceutical Group Co., Ltd., Class A	170,578	770,433
	Yonghui Superstores Co., Ltd., Class A	1,790,087	1,120,681
	Yonyou Network Technology Co., Ltd., Class A	251,043	1,395,690
	Yotrio Group Co., Ltd., Class A	1,341,100	691,025
	Youngor Group Co., Ltd., Class A	1,155,200	1,140,094
	Youzu Interactive Co., Ltd., Class A	412,500	870,087
	YTO Express Group Co., Ltd., Class A	366,975	513,678
	Yuexiu Property Co., Ltd.	15,201,956	14,155,547
	Yuexiu Transport Infrastructure, Ltd.	4,787,415	2,525,607
	Yum China Holdings, Inc.	1,340,150	83,343,928
	Yunda Holding Co., Ltd., Class A	1,038,086	2,100,872
#*	Yunji, Inc.	6,100	7,015
*	Yunnan Aluminium Co., Ltd., Class A	1,455,900	3,220,992
	Yunnan Baiyao Group Co., Ltd., Class A	201,698	3,098,402
	Yunnan Copper Co., Ltd., Class A	674,900	1,423,057
	Yunnan Energy New Material Co., Ltd., Class A	119,576	4,614,231
*	Yunnan Tin Co., Ltd., Class A	758,300	2,063,072
	Yunnan Water Investment Co., Ltd., Class H	245,000	35,934
	Yusys Technologies Co., Ltd., Class A	175,400	435,490
	Yutong Bus Co., Ltd., Class A	582,006	1,025,022
#	Yuzhou Group Holdings Co., Ltd.	30,305,308	6,245,803
*	Zai Lab, Ltd.	2,400	336,974
	ZBOM Home Collection Co., Ltd., Class A	107,676	437,185
*	Zepp Health Corp., ADR	2,731	30,423
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	77,303	4,397,948
	Zhaojin Mining Industry Co., Ltd., Class H	3,189,666	3,117,923
	Zhefu Holding Group Co., Ltd., Class A	1,274,731	1,108,795
*	Zhejiang Century Huatong Group Co., Ltd., Class A	2,083,560	1,804,157
	Zhejiang China Commodities City Group Co., Ltd., Class A	1,353,100	925,520
	Zhejiang Chint Electrics Co., Ltd., Class A	447,538	2,938,886
	Zhejiang Communications Technology Co., Ltd.	569,800	438,393
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	363,600	242,944
	Zhejiang Crystal-Optech Co., Ltd., Class A	519,362	1,100,900
	Zhejiang Dahua Technology Co., Ltd., Class A	644,800	2,116,072
	Zhejiang Dingli Machinery Co., Ltd., Class A	150,898	1,314,564
	Zhejiang Expressway Co., Ltd., Class H	8,592,000	7,253,775
	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	247,048	529,862
#	Zhejiang Glass Co., Ltd.	192,000	0

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hailiang Co., Ltd., Class A	880,761	$1,552,821
	Zhejiang HangKe Technology, Inc. Co., Class A	19,515	372,798
	Zhejiang Hangmin Co., Ltd., Class A	499,200	360,435
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	515,324	604,274
	Zhejiang Huace Film & Television Co., Ltd., Class A	964,400	849,780
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	513,111	1,551,799
	Zhejiang Huayou Cobalt Co., Ltd., Class A	107,900	2,200,500
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	643,900	915,101
	Zhejiang Jianfeng Group Co., Ltd., Class A	156,321	252,951
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	97,244	730,726
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	147,312	767,289
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	230,870	2,286,806
*	Zhejiang Jingu Co., Ltd., Class A	742,150	625,357
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	419,520	506,291
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	1,438,100	700,607
	Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	276,584	460,795
	Zhejiang Juhua Co., Ltd., Class A	1,042,220	1,906,303
	Zhejiang Longsheng Group Co., Ltd., Class A	1,126,934	2,144,255
	Zhejiang Medicine Co., Ltd., Class A	478,300	1,183,428
	Zhejiang Meida Industrial Co., Ltd., Class A	482,600	1,120,528
	Zhejiang Narada Power Source Co., Ltd., Class A	545,152	1,218,755
	Zhejiang NHU Co., Ltd., Class A	637,816	2,563,129
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	1,615,213	949,238
	Zhejiang Runtu Co., Ltd., Class A	494,850	680,363
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	683,652	2,270,308
	Zhejiang Sanmei Chemical Industry Co., Ltd., Class A	123,620	390,827
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	618,660	3,494,261
	Zhejiang Semir Garment Co., Ltd., Class A	682,325	1,029,473
	Zhejiang Southeast Space Frame Co., Ltd., Class A	291,900	367,912
	Zhejiang Supor Co., Ltd., Class A	116,230	933,242
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	171,802	731,153
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	1,117,947	909,906
	Zhejiang Wanliyang Co., Ltd., Class A	938,141	1,287,819
	Zhejiang Wanma Co., Ltd., Class A	547,700	613,443
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	481,055	2,072,310
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	444,457	1,315,577
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	124,901	1,162,783
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	375,450	642,792
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	318,489	1,088,973
	Zhejiang Yankon Group Co., Ltd., Class A	409,329	230,434
	Zhejiang Yasha Decoration Co., Ltd., Class A	732,900	826,152
	Zhejiang Yinlun Machinery Co., Ltd., Class A	355,400	677,117
	Zhejiang Zhongcheng Packing Material Co., Ltd., Class A	297,200	289,461
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,967,000	2,306,573
	Zhenro Properties Group, Ltd.	1,042,000	581,799
*	Zheshang Securities Co., Ltd., Class A	493,700	849,961
#	Zhong An Group, Ltd.	14,151,888	675,322
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	373,500	2,027,915
*	Zhongfu Straits Pingtan Development Co., Ltd., Class A	627,200	270,532
	Zhongji Innolight Co., Ltd., Class A	251,965	1,668,075
	Zhongjin Gold Corp., Ltd., Class A	744,900	948,002
	Zhongshan Broad Ocean Motor Co., Ltd., Class A	920,500	938,231
	Zhongshan Public Utilities Group Co., Ltd., Class A	232,600	276,968
	Zhongsheng Group Holdings, Ltd.	5,784,000	53,306,721
*	Zhongtian Financial Group Co., Ltd., Class A	4,849,800	1,633,472
#	Zhongyu Gas Holdings, Ltd.	1,544,550	1,325,191
	Zhongyuan Environment-Protection Co., Ltd., Class A	369,000	338,615
#	Zhou Hei Ya International Holdings Co., Ltd.	5,736,500	4,974,067
	Zhuhai Bojay Electronics Co., Ltd., Class A	41,627	442,556

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	317,700	$533,907
*	Zhuzhou CRRC Times Electric Co., Ltd., Class H	3,068,350	23,968,661
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	103,200	1,228,781
	Zhuzhou Kibing Group Co., Ltd., Class A	759,500	2,452,139
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	757,658	1,401,904
	Zijin Mining Group Co., Ltd., Class H	29,544,000	41,899,054
*	ZJBC Information Technology Co., Ltd., Class A	474,980	254,843
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	7,690,600	6,623,651
	ZTE Corp., Class H	2,662,992	9,514,280
	ZTO Express Cayman, Inc., ADR	1,119,664	30,298,108
TOTAL CHINA			9,128,765,669
COLOMBIA — (0.1%)
	Banco de Bogota SA	91,924	1,618,744
	Bancolombia SA, Sponsored ADR	174,215	4,956,417
	Bancolombia SA	583,743	4,079,277
	Bolsa de Valores de Colombia	20,739	56,152
	Celsia SA ESP	1,299,891	1,354,863
	Cementos Argos SA	1,901,389	2,743,236
*	CEMEX Latam Holdings SA	832,855	783,889
*	Constructora Conconcreto SA	19,345	1,820
*	Corp. Financiera Colombiana SA	299,162	2,258,758
	Ecopetrol SA	10,886,599	7,391,546
	Grupo Argos SA	405,195	1,054,259
	Grupo Aval Acciones y Valores SA, ADR	45,906	239,629
	Grupo de Inversiones Suramericana SA	520,161	2,320,471
	Grupo Energia Bogota SA ESP	3,354,712	2,187,743
	Grupo Nutresa SA	471,389	2,516,182
	Interconexion Electrica SA ESP	1,493,445	8,403,035
	Mineros SA	47,961	45,698
	Promigas SA ESP	27,701	47,895
TOTAL COLOMBIA			42,059,614
CZECH REPUBLIC — (0.1%)
	CEZ A.S.	685,941	19,028,131
*	Komercni banka A.S.	158,499	5,883,594
	O2 Czech Republic A.S.	236,469	2,886,615
	Philip Morris CR A.S.	2,144	1,448,153
TOTAL CZECH REPUBLIC			29,246,493
EGYPT — (0.1%)
*	Commercial International Bank Egypt S.A.E., GDR	3,828,381	13,909,764
*	Commercial International Bank Egypt S.A.E., GDR	25,367	92,080
*	Egyptian Financial Group-Hermes Holding Co., GDR	87,494	141,741
*	Egyptian Financial Group-Hermes Holding Co., GDR	22,795	36,934
TOTAL EGYPT			14,180,519
GREECE — (0.2%)
*	Aegean Airlines SA	217,231	1,390,960
*	Alpha Services and Holdings SA	610,484	788,359
	Athens Water Supply & Sewage Co. SA	128,332	1,200,786
	Autohellas Tourist and Trading SA	13,115	113,669
	Bank of Greece	5,268	96,979
*	Ellaktor SA	511,418	782,780
*	Eurobank Ergasias Services and Holdings SA, Class A	882,374	831,657
*	FF Group	156,853	167,460
*	Fourlis Holdings SA	195,154	964,875

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	GEK Terna Holding Real Estate Construction SA	281,488	$3,178,282
	Hellenic Exchanges - Athens Stock Exchange SA	227,628	1,077,499
	Hellenic Petroleum SA	154,623	1,058,040
	Hellenic Telecommunications Organization SA	513,585	9,372,059
	Holding Co. ADMIE IPTO SA	479,692	1,479,039
*	Intracom Holdings SA	120,520	258,799
	JUMBO SA	197,719	3,141,149
*	LAMDA Development SA	244,500	2,443,614
*	Motor Oil Hellas Corinth Refineries SA	170,213	2,735,628
	Mytilineos SA	289,423	5,368,408
*	National Bank of Greece SA	386,526	1,094,500
	OPAP SA	732,275	10,577,580
*	Piraeus Financial Holdings SA	31,954	54,945
	Piraeus Port Authority SA	26,685	612,229
*	Public Power Corp. SA	473,064	5,078,280
	Quest Holdings SA	3,282	58,701
	Sarantis SA	31,191	325,672
	Terna Energy SA	143,222	1,924,706
TOTAL GREECE			56,176,655
HONG KONG — (0.1%)
	Anxin-China Holdings, Ltd.	13,373,000	0
#	Atlas Corp.	787,066	10,286,953
	China Huiyuan Juice Group, Ltd.	3,039,500	137,129
	Fiber Optic Center, Inc.	4,584,800	30,974
	Harmonicare Medical Holdings Ltd.	898,000	44,200
	Hua Han Health Industry Holdings, Ltd.	17,460,041	252,762
	Huishan Dairy	1,990,720	5,533
	Karce International Holdings Open	1,662,000	0
	Magnum Uranium Corp.	1,020,000	0
	My Medicare	4,480,000	24,847
	PAX Global Technology, Ltd.	6,465,000	7,012,788
	Realgold Resources Corp.	640,000	0
	SMI Culture & Travel Group Holdings, Ltd.	4,693,951	56,657
	Tech-Pro, Inc.	37,652,000	62,017
	Tenwow International Holdings, Ltd.	2,865,000	52,536
	Texhong Textile Group, Ltd.	2,589,000	3,785,401
*	Truly International Holdings, Ltd.	7,415,000	2,702,391
	Untrade Youyuan Holdings	4,273,760	0
	Zhuguang Holdings Group Co., Ltd.	886,000	177,783
TOTAL HONG KONG			24,631,971
HUNGARY — (0.2%)
*	CIG Pannonia Life Insurance P.L.C., Class A	71,774	76,402
	Magyar Telekom Telecommunications P.L.C.	3,243,368	4,589,676
*	MOL Hungarian Oil & Gas P.L.C.	2,776,286	22,118,162
*	OTP Bank Nyrt	654,920	35,317,145
	Richter Gedeon Nyrt	320,520	8,793,688
TOTAL HUNGARY			70,895,073
INDIA — (12.4%)
*	3M India, Ltd.	3,189	1,054,964
	Aarti Drugs, Ltd.	153,044	1,373,911
	Aarti Industries, Ltd.	838,348	10,587,347
	ABB Power Products & System India, Ltd.	24,496	637,735
	Abbott India, Ltd.	9,321	2,364,927
	ACC, Ltd.	276,152	8,903,929
	Accelya Solutions India, Ltd.	3,197	59,303

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Action Construction Equipment, Ltd.	43,757	$153,354
	Adani Enterprises, Ltd.	1,261,320	24,191,820
*	Adani Green Energy, Ltd.	1,621,800	19,096,193
	Adani Ports & Special Economic Zone, Ltd.	1,915,222	17,416,470
*	Adani Power, Ltd.	10,617,588	13,716,597
	Adani Total Gas, Ltd.	826,151	10,065,747
*	Adani Transmission, Ltd.	1,632,906	19,511,520
*	Aditya Birla Capital, Ltd.	2,310,108	3,609,215
	Advanced Enzyme Technologies, Ltd.	82,063	438,133
	Aegis Logistics, Ltd.	565,393	2,434,951
*	AGC Networks, Ltd.	260	4,169
	Agro Tech Foods, Ltd.	47,437	633,280
*	Ahluwalia Contracts India, Ltd.	25,428	133,734
*	AIA Engineering, Ltd.	223,298	6,007,986
	Ajanta Pharma, Ltd.	263,759	8,164,548
	Akzo Nobel India, Ltd.	62,883	1,914,115
	Alembic Pharmaceuticals, Ltd.	498,757	5,280,622
	Alembic, Ltd.	638,846	1,040,333
	Alkem Laboratories, Ltd.	2,616	121,800
	Alkyl Amines Chemicals	19,383	1,142,537
	Allcargo Logistics, Ltd.	548,674	1,460,427
	Amara Raja Batteries, Ltd.	180,985	1,757,056
	Ambuja Cements, Ltd.	2,369,465	13,144,758
	Amrutanjan Health Care, Ltd.	14,083	128,813
*	Amtek Auto, Ltd.	876,612	6,074
	Anant Raj, Ltd.	261,467	225,874
*	Apar Industries, Ltd.	9,153	80,011
*	APL Apollo Tubes, Ltd.	276,645	6,503,787
	Apollo Hospitals Enterprise, Ltd.	281,302	15,259,238
	Apollo Tyres, Ltd.	2,479,225	7,465,501
*	Arvind Fashions, Ltd.	418,283	1,178,598
*	Arvind, Ltd.	958,375	1,349,844
*	Asahi India Glass, Ltd.	376,652	1,940,674
	Ashiana Housing, Ltd.	65,770	153,573
*	Ashok Leyland, Ltd.	6,642,720	11,861,425
*	Ashoka Buildcon, Ltd.	666,095	967,997
	Asian Paints, Ltd.	877,857	34,898,366
	Astec Lifesciences, Ltd.	2,643	49,400
*	Aster DM Healthcare, Ltd.	49,154	107,918
	Astra Microwave Products, Ltd.	53,062	122,529
	Astral, Ltd.	316,744	8,835,262
	AstraZeneca Pharma India, Ltd.	4,481	202,519
	Atul, Ltd.	101,081	12,269,376
*	AU Small Finance Bank, Ltd.	37,144	606,077
	Aurobindo Pharma, Ltd.	1,899,912	23,469,659
	Automotive Axles, Ltd.	34,850	677,638
	Avanti Feeds, Ltd.	240,881	2,069,077
*	Avenue Supermarts, Ltd.	17,973	846,509
*	Axis Bank, Ltd.	4,091,691	39,097,737
	Bajaj Auto, Ltd.	199,374	10,311,524
	Bajaj Consumer Care, Ltd.	583,420	2,248,823
*	Bajaj Electricals, Ltd.	219,312	3,388,468
	Bajaj Finance, Ltd.	433,257	36,395,389
	Bajaj Finserv, Ltd.	82,900	15,912,147
*	Bajaj Hindusthan Sugar, Ltd.	148,892	38,090
	Bajaj Holdings & Investment, Ltd.	188,672	10,193,268
	Balaji Amines, Ltd.	86,891	3,823,652
	Balkrishna Industries, Ltd.	558,294	17,894,410
	Balmer Lawrie & Co., Ltd.	533,526	972,659

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Balrampur Chini Mills, Ltd.	1,273,988	$6,588,126
*	Bank of Baroda	3,903,078	4,228,360
*	Bank of Maharashtra	862,898	255,716
	Bannari Amman Sugars, Ltd.	1,491	35,808
	BASF India, Ltd.	49,245	1,921,590
	Bata India, Ltd.	166,022	3,639,191
	Bayer CropScience, Ltd.	4,225	329,425
	BEML, Ltd.	106,329	1,868,769
	Berger Paints India, Ltd.	844,478	9,598,001
	Bhansali Engineering Polymers, Ltd.	477,299	1,207,195
	Bharat Dyanamics, Ltd.	26,970	152,827
	Bharat Electronics, Ltd.	4,917,441	12,206,816
	Bharat Forge, Ltd.	1,201,428	12,513,391
*	Bharat Heavy Electricals, Ltd.	5,717,220	4,584,716
	Bharat Petroleum Corp., Ltd.	1,672,362	10,039,621
	Bharat Rasayan, Ltd.	3,948	706,215
	Bharti Airtel, Ltd.	6,407,864	48,737,864
*	Biocon, Ltd.	881,305	4,583,914
	Birla Corp., Ltd.	168,566	3,391,149
	Birlasoft, Ltd.	1,385,271	7,500,635
	Bliss Gvs Pharma, Ltd.	391,359	566,706
	Blue Dart Express, Ltd.	33,268	2,448,237
	Blue Star, Ltd.	205,072	2,326,951
*	Bodal Chemicals, Ltd.	314,700	504,306
	Bosch, Ltd.	14,687	2,953,244
*	Brigade Enterprises, Ltd.	440,772	1,895,541
	Britannia Industries, Ltd.	193,811	8,934,469
	BSE, Ltd.	69,782	1,173,266
	Cadila Healthcare, Ltd.	993,155	7,836,499
*	Camlin Fine Sciences, Ltd.	50,881	129,000
	Can Fin Homes, Ltd.	351,406	2,555,922
*	Canara Bank	1,930,473	3,968,245
*	Capacit'e Infraprojects, Ltd.	70,708	218,710
	Caplin Point Laboratories, Ltd.	168,065	1,994,881
	Carborundum Universal, Ltd.	369,989	3,379,990
	Care Ratings, Ltd.	67,983	663,374
	Castrol India, Ltd.	2,106,259	3,921,150
	CCL Products India, Ltd.	542,713	3,210,810
*	Ceat, Ltd.	204,931	3,727,584
*	Central Bank of India	654,323	215,820
	Central Depository Services India, Ltd.	100,245	1,799,201
*	Century Plyboards India, Ltd.	474,267	2,697,013
	Century Textiles & Industries, Ltd.	247,353	2,671,273
	Cera Sanitaryware, Ltd.	33,707	2,022,742
	CESC, Ltd.	418,569	4,713,407
*	CG Power and Industrial Solutions, Ltd.	2,863,194	3,002,024
	Chambal Fertilizers & Chemicals, Ltd.	1,213,660	4,995,356
*	Chennai Petroleum Corp., Ltd.	140,362	215,829
	Chennai Super Kings Cricket, Ltd.	2,606,099	14,775
	Cholamandalam Financial Holdings, Ltd.	483,612	4,356,514
	Cholamandalam Investment and Finance Co., Ltd.	2,119,847	13,554,123
	Cigniti Technologies, Ltd.	8,421	64,876
*	Cipla, Ltd.	1,412,174	17,484,552
	City Union Bank, Ltd.	1,910,457	3,876,016
	Clariant Chemicals India, Ltd.	2,042	16,899
	Coal India, Ltd.	3,050,359	5,912,905
	Cochin Shipyard, Ltd.	65,360	331,173
	Coforge, Ltd.	49,525	3,388,429
	Colgate-Palmolive India, Ltd.	293,610	6,725,450

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Container Corp. Of India, Ltd.	860,945	$7,468,572
	Coromandel International, Ltd.	813,879	10,024,480
	Cosmo Films, Ltd.	9,993	159,530
	CRISIL, Ltd.	107,583	4,035,524
	Crompton Greaves Consumer Electricals, Ltd.	3,490,869	22,757,640
*	CSB Bank, Ltd.	12,569	59,179
	Cummins India, Ltd.	366,030	4,197,332
	Cyient, Ltd.	322,814	4,291,819
	Dabur India, Ltd.	1,213,038	9,819,049
*	Dalmia Bharat Sugar & Industries, Ltd.	17,776	115,244
*	Dalmia Bharat, Ltd.	410,813	11,833,888
*	DB Corp., Ltd.	92,658	116,153
*	DCB Bank, Ltd.	1,715,041	2,428,477
	DCM Shriram, Ltd.	389,821	4,887,717
*	DCW, Ltd.	84,853	46,042
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	251,845	1,453,386
	Deepak Nitrite, Ltd.	241,579	6,624,859
	Delta Corp., Ltd.	768,622	1,903,643
	Dhampur Sugar Mills, Ltd.	215,925	1,038,547
*	Dhani Services, Ltd.	1,005,797	3,127,112
*	Dhani Services, Ltd.	203,485	300,992
	Dhanuka Agritech, Ltd.	87,318	1,113,433
	Dilip Buildcon, Ltd.	266,608	2,023,444
*	Dish TV India, Ltd.	3,474,491	661,442
*	Dishman Carbogen Amcis, Ltd.	497,662	1,397,153
*	Divi's Laboratories, Ltd.	212,206	13,963,661
*	Dixon Technologies India, Ltd.	26,703	1,546,891
	DLF, Ltd.	1,545,976	7,028,360
	Dr Lal PathLabs, Ltd.	121,790	5,835,236
	Dr Reddy's Laboratories, Ltd., ADR	243,426	15,226,296
	Dr Reddy's Laboratories, Ltd.	135,214	8,567,586
*	DRC Systems India, Ltd.	3,939	15,451
*	Dredging Corp. of India, Ltd.	4,443	23,096
	eClerx Services, Ltd.	136,536	4,132,508
	Edelweiss Financial Services, Ltd.	3,161,290	3,912,000
*	Eicher Motors, Ltd.	533,489	18,178,526
*	EID Parry India, Ltd.	717,709	4,206,991
*	EIH Associated Hotels	1,507	6,853
*	EIH, Ltd.	918,160	1,377,414
	Electrosteel Castings, Ltd.	151,522	78,651
	Elgi Equipments, Ltd.	238,668	701,745
	Emami, Ltd.	872,998	6,579,645
*	Endurance Technologies, Ltd.	47,220	1,098,128
	Engineers India, Ltd.	1,212,351	1,226,521
	EPL, Ltd.	256,742	854,762
	Eris Lifesciences, Ltd.	32,881	349,423
	Escorts, Ltd.	430,146	6,878,956
*	Eveready Industries India, Ltd.	33,347	166,096
*	Excel Industries, Ltd.	6,518	102,245
	Exide Industries, Ltd.	2,049,443	4,921,316
*	FDC, Ltd.	363,330	1,818,351
	Federal Bank, Ltd.	10,854,245	12,790,085
*	Filatex India, Ltd.	43,147	57,728
	Fine Organic Industries, Ltd.	4,427	177,865
	Finolex Cables, Ltd.	550,383	3,864,336
*	Finolex Industries, Ltd.	2,094,310	4,990,267
	Firstsource Solutions, Ltd.	1,906,716	4,972,668
	Force Motors, Ltd.	795	16,032
*	Fortis Healthcare, Ltd.	1,407,024	4,735,920

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Future Consumer, Ltd.	726,048	$81,185
*	Future Enterprises, Ltd.	756,903	105,567
*	Future Retail, Ltd.	810,120	662,592
	Gabriel India, Ltd.	542,065	1,016,883
	GAIL India, Ltd.	6,644,115	12,513,547
	Galaxy Surfactants, Ltd.	2,682	112,505
*	Garware Technical Fibres, Ltd.	58,766	2,726,521
	Gateway Distriparks, Ltd.	467,543	1,768,332
*	Gati, Ltd.	72,328	159,659
	GE Power India, Ltd.	11,172	50,077
*	GE T&D India, Ltd.	166,753	319,873
*	General Insurance Corp. of India	36,391	88,397
*	GFL, Ltd.	187,518	190,612
	GHCL, Ltd.	323,822	1,636,243
	Gillette India, Ltd.	27,507	2,217,587
	GlaxoSmithKline Pharmaceuticals, Ltd.	48,509	1,050,614
	Glenmark Pharmaceuticals, Ltd.	1,067,896	8,750,600
	GMM Pfaudler, Ltd.	3,912	242,182
	Godawari Power and Ispat, Ltd.	10,689	242,771
	Godfrey Phillips India, Ltd.	116,494	1,603,037
*	Godrej Consumer Products, Ltd.	1,099,857	14,677,121
*	Godrej Industries, Ltd.	291,720	2,158,775
*	Godrej Properties, Ltd.	206,900	4,480,541
	Granules India, Ltd.	1,263,179	6,456,555
*	Graphite India, Ltd.	284,329	2,713,245
	Grasim Industries, Ltd.	921,906	19,320,130
	Great Eastern Shipping Co., Ltd. (The)	526,832	2,403,365
*	Greaves Cotton, Ltd.	534,229	1,158,458
*	Greenpanel Industries, Ltd.	3,783	12,909
	Greenply Industries, Ltd.	213,058	547,719
	Grindwell Norton, Ltd.	63,564	1,079,530
	Gujarat Alkalies & Chemicals, Ltd.	187,175	1,211,872
*	Gujarat Ambuja Exports, Ltd.	528,426	1,370,265
*	Gujarat Fluorochemicals, Ltd.	266,329	6,208,945
	Gujarat Gas, Ltd.	1,048,080	10,127,732
	Gujarat Industries Power Co., Ltd.	205,198	267,981
	Gujarat Mineral Development Corp., Ltd.	350,942	329,014
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	385,924	1,994,585
	Gujarat Pipavav Port, Ltd.	1,467,663	2,184,546
	Gujarat State Fertilizers & Chemicals, Ltd.	724,356	1,188,121
	Gujarat State Petronet, Ltd.	1,555,581	7,245,871
	Gulf Oil Lubricants India, Ltd.	117,235	1,025,743
	Hatsun Agro Products, Ltd.	96,254	1,199,696
	Havells India, Ltd.	709,070	11,190,941
	HCL Technologies, Ltd.	4,015,915	55,233,486
	HDFC Asset Management Co., Ltd.	3,738	143,698
	HDFC Bank, Ltd.	5,989,118	115,138,530
	HDFC Life Insurance Co., Ltd.	494,545	4,421,865
*	HealthCare Global Enterprises, Ltd.	10,389	35,449
	HEG, Ltd.	78,554	2,409,420
	HeidelbergCement India, Ltd.	519,106	1,848,631
*	Hemisphere Properties India, Ltd.	709,341	1,361,637
	Heritage Foods, Ltd.	88,401	582,468
	Hero MotoCorp, Ltd.	404,200	15,074,873
	Hester Biosciences, Ltd.	6,044	193,109
*	HFCL, Ltd.	4,754,140	4,832,357
*	HG Infra Engineering, Ltd.	14,535	103,222
	Hikal, Ltd.	350,328	2,520,713
	HIL, Ltd.	12,048	1,043,122

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Himadri Speciality Chemical, Ltd.	872,371	$610,465
	Himatsingka Seide, Ltd.	71,928	261,058
	Hindalco Industries, Ltd.	6,102,101	36,806,466
	Hinduja Global Solutions, Ltd.	65,465	2,613,739
	Hindustan Aeronautics, Ltd.	6,460	97,003
*	Hindustan Construction Co., Ltd.	784,988	123,658
*	Hindustan Oil Exploration Co., Ltd.	214,540	364,515
	Hindustan Petroleum Corp., Ltd.	2,607,654	9,176,614
	Hindustan Unilever, Ltd.	1,753,912	55,250,130
	Honda India Power Products, Ltd.	9,298	151,471
	Honeywell Automation India, Ltd.	7,809	4,485,416
	Housing Development Finance Corp., Ltd.	2,600,724	85,663,947
	HSIL, Ltd.	22,295	75,006
	Huhtamaki India, Ltd.	112,861	458,618
	I G Petrochemicals, Ltd.	10,289	96,336
	ICICI Bank, Ltd., Sponsored ADR	3,861,288	71,781,344
	ICICI Bank, Ltd.	701,916	6,454,123
	ICICI Lombard General Insurance Co., Ltd.	84,331	1,675,910
	ICICI Prudential Life Insurance Co., Ltd.	685,955	5,831,745
	ICICI Securities, Ltd.	54,922	538,970
	ICRA, Ltd.	2,224	112,005
*	IDFC First Bank, Ltd.	10,598,824	7,417,730
*	IDFC, Ltd.	5,978,894	4,679,762
*	IFB Industries, Ltd.	29,395	396,731
*	IFCI, Ltd.	3,575,000	691,675
	IIFL Finance, Ltd.	1,042,365	4,234,030
	IIFL Securities, Ltd.	1,078,536	1,634,160
	IIFL Wealth Management, Ltd.	156,051	2,911,876
	India Cements, Ltd. (The)	1,578,683	4,096,303
*	India Glycols, Ltd.	111,257	1,023,124
	Indiabulls Housing Finance, Ltd.	1,350,102	5,009,830
*	Indiabulls Real Estate, Ltd.	1,577,731	3,229,304
*	IndiaMart InterMesh, Ltd.	6,532	628,106
	Indian Bank	1,134,065	2,123,693
	Indian Energy Exchange, Ltd.	173,983	1,009,237
	Indian Hotels Co., Ltd. (The)	2,661,280	5,167,032
	Indian Hume Pipe Co., Ltd. (The)	53,092	164,490
	Indian Oil Corp., Ltd.	5,736,107	7,976,876
*	Indian Overseas Bank	3,669,010	1,213,752
	Indo Count Industries, Ltd.	539,911	1,933,191
	Indoco Remedies, Ltd.	170,819	1,031,293
	Indraprastha Gas, Ltd.	992,152	7,471,847
	Indus Towers, Ltd.	1,488,631	4,469,611
*	IndusInd Bank, Ltd.	837,781	11,086,305
*	INEOS Styrolution India, Ltd.	23,972	454,933
*	Infibeam Avenues, Ltd.	3,245,712	1,929,687
	Info Edge India, Ltd.	36,321	2,545,151
	Infosys, Ltd., Sponsored ADR	4,392,929	97,171,589
	Infosys, Ltd.	7,880,895	171,888,721
*	Ingersoll-Rand India, Ltd.	1,187	15,718
*	Inox Leisure, Ltd.	468,112	2,055,599
*	Inox Wind Energy, Ltd.	21,576	239,256
*	Inox Wind, Ltd.	11,526	22,024
*	Intellect Design Arena, Ltd.	414,704	4,186,751
*	InterGlobe Aviation, Ltd.	101,040	2,240,637
	IOL Chemicals and Pharmaceuticals, Ltd.	3,167	28,391
	Ipca Laboratories, Ltd.	301,377	8,458,818
	IRB Infrastructure Developers, Ltd.	959,739	2,141,820
	IRCON International, Ltd.	356,630	211,426

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	ITC, Ltd.	8,098,702	$22,341,311
	ITD Cementation India, Ltd.	347,140	401,285
	J Kumar Infraprojects, Ltd.	127,922	379,428
*	Jagran Prakashan, Ltd.	485,797	436,239
	Jai Corp., Ltd.	258,376	533,166
*	Jaiprakash Associates, Ltd.	4,490,809	721,031
*	Jaiprakash Power Ventures, Ltd.	8,915,158	587,223
*	Jammu & Kashmir Bank, Ltd. (The)	1,313,032	674,447
	Jamna Auto Industries, Ltd.	1,010,077	1,222,029
	JB Chemicals & Pharmaceuticals, Ltd.	255,826	6,263,405
	Jindal Poly Films, Ltd.	171,259	2,311,430
	Jindal Saw, Ltd.	988,810	1,862,464
*	Jindal Stainless Hisar, Ltd.	717,915	2,834,006
*	Jindal Stainless, Ltd.	771,491	1,687,508
*	Jindal Steel & Power, Ltd.	2,995,135	17,418,812
*	JK Cement, Ltd.	178,955	7,819,350
*	JK Lakshmi Cement, Ltd.	260,068	2,421,661
*	JK Paper, Ltd.	613,135	2,162,686
	JK Tyre & Industries, Ltd.	600,174	1,204,058
	JM Financial, Ltd.	2,628,614	3,757,351
	JMC Projects India, Ltd.	110,693	187,671
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	42,859	1,324,096
	JSW Energy, Ltd.	3,599,008	12,246,998
	JSW Steel, Ltd.	4,421,976	43,898,268
	JTEKT India, Ltd.	171,163	272,723
*	Jubilant Foodworks, Ltd.	344,538	17,511,316
*	Jubilant Ingrevia, Ltd.	925,628	7,388,282
*	Jubilant Pharmova, Ltd.	925,628	8,543,515
*	Just Dial, Ltd.	220,416	2,872,215
	Jyothy Labs, Ltd.	644,269	1,475,665
	Kajaria Ceramics, Ltd.	657,601	8,798,164
	Kalpataru Power Transmission, Ltd.	546,884	3,490,574
*	Kalyani Steels, Ltd.	151,470	909,099
	Kansai Nerolac Paints, Ltd.	534,197	4,506,036
*	Karnataka Bank, Ltd. (The)	995,433	813,368
	Karur Vysya Bank, Ltd. (The)	2,326,335	1,512,880
	Kaveri Seed Co., Ltd.	232,968	2,273,212
	KCP, Ltd. (The)	285,112	620,207
	KEC International, Ltd.	735,307	4,215,141
	KEI Industries, Ltd.	439,948	4,261,492
*	Kesoram Industries, Ltd.	39,375	50,643
	Kiri Industries, Ltd.	92,851	726,545
	Kirloskar Brothers, Ltd.	18,124	103,729
	Kirloskar Ferrous Industries, Ltd.	23,264	96,119
	Kirloskar Oil Engines, Ltd.	176,936	595,289
*	KNR Constructions, Ltd.	717,502	2,612,479
*	Kolte-Patil Developers, Ltd.	127,603	407,827
*	Kotak Mahindra Bank, Ltd.	1,460,391	32,596,933
*	KPIT Technologies, Ltd.	1,658,586	6,304,020
	KPR Mill, Ltd.	111,209	2,843,469
*	KRBL, Ltd.	468,927	1,735,445
	KSB, Ltd.	24,285	379,970
*	L&T Finance Holdings, Ltd.	4,580,879	5,454,850
	L&T Technology Services, Ltd.	13,397	670,778
*	LA Opala RG, Ltd.	107,650	403,442
	Lakshmi Machine Works, Ltd.	19,161	2,247,430
*	Lanco Infratech, Ltd.	978,499	740
	Larsen & Toubro Infotech, Ltd.	184,566	11,668,437
	Larsen & Toubro, Ltd.	1,507,824	32,546,365

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Laurus Labs, Ltd.	452,299	$3,939,572
*	Lemon Tree Hotels, Ltd.	80,729	44,830
*	LG Balakrishnan & Bros, Ltd.	51,296	357,489
	LIC Housing Finance, Ltd.	2,368,034	13,095,860
	Linde India, Ltd.	54,422	1,288,512
	LT Foods, Ltd.	884,976	905,739
	Lumax Auto Technologies, Ltd.	19,627	44,469
	Lumax Industries, Ltd.	11,696	237,903
	Lupin, Ltd.	1,206,863	18,025,102
	LUX Industries, Ltd.	54,659	3,063,832
*	Magma Fincorp, Ltd.	246,243	567,830
	Mahanagar Gas, Ltd.	160,796	2,517,340
	Maharashtra Scooters, Ltd.	6,499	367,037
	Maharashtra Seamless, Ltd.	186,902	786,964
	Mahindra & Mahindra Financial Services, Ltd.	4,427,304	9,017,607
	Mahindra & Mahindra, Ltd.	2,371,491	23,790,732
*	Mahindra CIE Automotive, Ltd.	613,565	2,236,996
*	Mahindra Holidays & Resorts India, Ltd.	343,204	1,429,456
*	Mahindra Lifespace Developers, Ltd.	156,126	1,596,197
	Mahindra Logistics, Ltd.	17,957	181,073
*	Maithan Alloys, Ltd.	10,972	171,987
	Manappuram Finance, Ltd.	1,996,034	5,576,240
*	Mangalore Refinery & Petrochemicals, Ltd.	896,438	538,737
	Marico, Ltd.	1,913,547	14,085,781
	Marksans Pharma, Ltd.	1,854,650	2,042,940
	Maruti Suzuki India, Ltd.	191,084	17,995,580
*	MAS Financial Services, Ltd.	7,234	79,930
	Mastek, Ltd.	67,207	2,351,232
*	Max Financial Services, Ltd.	367,194	5,536,302
*	Max Healthcare Institute, Ltd.	816,175	3,279,517
*	Max India, Ltd.	80,597	79,443
	Mayur Uniquoters, Ltd.	124,042	851,357
*	Meghmani Finechem, Ltd.	95,151	1,296,063
	Meghmani Organics, Ltd.	1,012,240	584,505
	Metropolis Healthcare, Ltd.	9,905	379,571
	Minda Corp., Ltd.	59,010	110,131
	Minda Industries, Ltd.	573,632	5,825,025
	Mindtree, Ltd.	220,637	8,492,875
	Mishra Dhatu Nigam, Ltd.	23,839	60,854
	MOIL, Ltd.	552,805	1,413,663
*	Morepen Laboratories, Ltd.	1,688,877	1,491,397
*	Motherson Sumi Systems, Ltd.	5,127,526	16,184,386
	Motilal Oswal Financial Services, Ltd.	210,971	2,677,610
	Mphasis, Ltd.	605,498	21,260,963
	MRF, Ltd.	7,480	8,063,998
	Multi Commodity Exchange of India, Ltd.	3,500	75,123
	Muthoot Finance, Ltd.	878,496	18,371,822
	Natco Pharma, Ltd.	539,781	7,384,075
	National Aluminium Co., Ltd.	5,067,263	6,425,846
*	Nava Bharat Ventures, Ltd.	391,662	653,771
	Navin Fluorine International, Ltd.	108,630	5,352,277
*	Navneet Education, Ltd.	598,351	804,957
	NBCC India, Ltd.	2,301,094	1,597,463
	NCC, Ltd.	2,028,261	2,396,437
	Neogen Chemicals, Ltd.	5,356	66,214
*	NESCO, Ltd.	145,938	1,197,268
	Nestle India, Ltd.	77,791	18,557,814
	Neuland Laboratories, Ltd.	4,725	125,975
	NHPC, Ltd.	9,741,194	3,446,453

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NIIT, Ltd.	702,179	$3,053,496
	Nilkamal, Ltd.	46,233	1,616,679
	NLC India, Ltd.	749,864	598,515
	NMDC, Ltd.	576,367	1,408,046
	NOCIL, Ltd.	433,226	1,530,638
*	NRB Bearings, Ltd.	249,044	468,664
	NTPC, Ltd.	6,939,470	11,111,344
	Nucleus Software Exports, Ltd.	54,990	501,437
*	Oberoi Realty, Ltd.	502,318	4,534,930
	Oil & Natural Gas Corp., Ltd.	5,994,313	9,325,450
	Oil India, Ltd.	1,073,382	2,405,658
*	Olectra Greentech, Ltd.	38,233	156,275
*	Omaxe, Ltd.	387,726	451,156
	Oracle Financial Services Software, Ltd.	97,096	5,632,124
	Orient Cement, Ltd.	582,877	1,256,988
	Orient Electric, Ltd.	260,611	1,143,973
	Oriental Aromatics, Ltd.	3,226	39,899
	Oriental Carbon & Chemicals, Ltd.	6,014	91,323
	Page Industries, Ltd.	27,748	11,751,584
	Paisalo Digital, Ltd.	21,846	193,260
	Panama Petrochem, Ltd.	6,533	23,603
	Parag Milk Foods, Ltd.	85,868	160,447
*	PC Jeweller, Ltd.	205,825	67,832
	Persistent Systems, Ltd.	349,203	14,776,292
	Petronet LNG, Ltd.	4,120,923	12,160,729
	Pfizer, Ltd.	47,057	3,720,830
	Phillips Carbon Black, Ltd.	610,099	2,234,504
*	Phoenix Mills, Ltd. (The)	345,789	3,985,050
	PI Industries, Ltd.	467,201	18,567,838
	Pidilite Industries, Ltd.	362,105	11,135,339
	Piramal Enterprises, Ltd.	339,839	10,634,042
*	PNB Housing Finance, Ltd.	158,265	1,439,766
*	PNC Infratech, Ltd.	168,733	710,750
*	Poly Medicure, Ltd.	61,258	809,983
	Polyplex Corp., Ltd.	81,708	1,662,395
	Power Finance Corp., Ltd.	5,937,268	10,388,472
	Power Grid Corp. of India, Ltd.	5,232,741	12,046,757
	Power Grid Corporation of India, Ltd.	1,744,247	4,008,147
*	Praj Industries, Ltd.	355,506	1,766,310
*	Prakash Industries, Ltd.	360,308	405,306
*	Prestige Estates Projects, Ltd.	858,342	3,937,314
*	Prism Johnson, Ltd.	539,297	1,002,944
	Privi Speciality Chemicals, Ltd.	6,972	149,313
	Procter & Gamble Health, Ltd.	43,235	3,144,095
	Procter & Gamble Hygiene & Health Care, Ltd.	29,503	5,034,451
*	PSP Projects, Ltd.	11,848	73,798
	PTC India Financial Services, Ltd.	960,779	264,727
	PTC India, Ltd.	1,720,629	2,382,892
*	Punjab & Sind Bank	38,022	10,232
*	Punjab National Bank	6,692,535	3,547,270
*	PVR, Ltd.	267,313	5,047,534
	Quess Corp., Ltd.	115,742	1,363,150
	Radico Khaitan, Ltd.	431,768	5,256,407
	Rain Industries, Ltd.	959,459	3,347,580
	Rajesh Exports, Ltd.	581,759	4,848,280
	Rallis India, Ltd.	460,368	2,003,949
	Ramco Cements, Ltd. (The)	436,610	6,403,245
	Ramco Industries, Ltd.	172,513	780,151
*	Ramco Systems, Ltd.	2,597	18,596

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Ramkrishna Forgings, Ltd.	1,542	$17,116
	Rashtriya Chemicals & Fertilizers, Ltd.	1,165,470	1,321,727
*	Ratnamani Metals & Tubes, Ltd.	45,978	1,340,320
*	Raymond, Ltd.	222,391	1,318,494
*	RBL Bank, Ltd.	854,571	2,223,962
	REC, Ltd.	6,469,510	13,266,486
	Redington India, Ltd.	1,789,791	7,917,725
*	Relaxo Footwears, Ltd.	206,620	3,190,473
	Reliance Industries, Ltd.	8,301,619	227,754,642
*	Reliance Power, Ltd.	4,251,288	691,424
	Repco Home Finance, Ltd.	293,077	1,341,867
	Rhi Magnesita India, Ltd.	200,046	942,940
*	Sadbhav Engineering, Ltd.	280,892	264,973
	Sagar Cements, Ltd.	2,261	39,868
	Sanofi India, Ltd.	42,574	4,771,595
	Saregama India, Ltd.	16,043	746,360
*	Savita Oil Technologies, Ltd.	1,362	27,282
	SBI Life Insurance Co., Ltd.	185,184	2,770,909
	Schaeffler India, Ltd.	29,083	2,714,003
*	Schneider Electric Infrastructure, Ltd.	68,183	127,630
*	Sequent Scientific, Ltd.	324,117	1,283,231
	Seshasayee Paper & Boards, Ltd.	3,105	8,558
	SH Kelkar & Co., Ltd.	72,694	165,919
	Sharda Cropchem, Ltd.	138,958	650,499
*	Sharda Motor Industries, Ltd.	1,335	11,407
*	Sheela Foam, Ltd.	2,872	92,313
*	Shilpa Medicare, Ltd.	62,597	531,928
	Shipping Corp. of India, Ltd.	1,001,880	1,492,572
*	Shoppers Stop, Ltd.	101,117	363,299
	Shree Cement, Ltd.	31,611	12,024,174
*	Shree Renuka Sugars, Ltd.	584,805	270,424
	Shriram City Union Finance, Ltd.	36,098	901,657
	Shriram Transport Finance Co., Ltd.	998,528	18,822,558
	Siemens, Ltd.	131,632	3,453,708
*	SIS, Ltd.	14,037	90,963
	SKF India, Ltd.	91,184	3,515,098
	Sobha, Ltd.	444,570	3,555,708
	Solar Industries India, Ltd.	125,721	2,889,430
	Solara Active Pharma Sciences, Ltd.	61,497	1,358,199
	Somany Ceramics, Ltd.	18,399	173,432
	Somany Home Innovation, Ltd.	264,990	1,316,446
	Sonata Software, Ltd.	320,530	3,334,291
*	South Indian Bank, Ltd. (The)	4,960,386	718,300
*	SpiceJet, Ltd.	286,221	290,570
	SRF, Ltd.	162,647	18,955,369
	Srikalahasthi Pipes, Ltd.	81,329	253,595
*	Star Cement, Ltd.	28,396	42,543
	State Bank of India	2,905,882	16,909,355
	State Bank of India, GDR	13,057	757,736
	State Bank of India, GDR	1,550	90,055
	Steel Authority of India, Ltd.	5,353,246	10,241,283
	Sterlite Technologies, Ltd.	1,124,208	4,413,473
	Strides Pharma Science, Ltd.	445,300	4,615,601
	Subros, Ltd.	137,995	610,222
	Sudarshan Chemical Industries	168,739	1,703,280
	Sumitomo Chemical India, Ltd.	62,781	358,303
	Sun Pharmaceutical Industries, Ltd.	1,743,980	18,149,733
	Sun TV Network, Ltd.	821,471	6,347,821
	Sundaram Finance Holdings, Ltd.	135,063	146,339

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sundaram Finance, Ltd.	113,920	$3,961,376
	Sundaram-Clayton, Ltd.	6,069	297,266
	Sundram Fasteners, Ltd.	638,761	6,552,767
	Sunteck Realty, Ltd.	383,456	1,959,770
	Suprajit Engineering, Ltd.	251,506	1,137,592
	Supreme Industries, Ltd.	358,712	10,128,614
	Supreme Petrochem, Ltd.	230,846	2,232,384
	Surya Roshni, Ltd.	124,490	888,410
	Suven Pharmaceuticals, Ltd.	946,706	6,449,455
*	Suvidhaa Infoserve, Ltd.	213,135	68,497
	Swan Energy, Ltd.	39,795	78,902
	Swaraj Engines, Ltd.	21,440	518,367
	Symphony, Ltd.	75,246	958,211
*	Syngene International, Ltd.	512,657	4,394,161
*	TAKE Solutions, Ltd.	52,692	44,971
	Tanla Platforms, Ltd.	8,470	109,428
*	TARC, Ltd.	261,467	145,269
	Tasty Bite Eatables, Ltd.	463	113,658
	Tata Chemicals, Ltd.	857,138	8,852,106
	Tata Communications, Ltd.	593,306	11,539,844
	Tata Consultancy Services, Ltd.	2,397,225	102,210,546
	Tata Consumer Products, Ltd.	2,311,496	23,477,387
	Tata Elxsi, Ltd.	127,057	7,234,899
	Tata Metaliks, Ltd.	101,490	1,807,941
*	Tata Motors, Ltd.	6,741,020	26,736,319
	Tata Power Co., Ltd. (The)	6,565,643	11,066,809
*	Tata Steel BSL, Ltd.	579,668	743,826
	Tata Steel Long Products, Ltd.	66,703	1,016,239
	Tata Steel, Ltd.	1,577,785	30,492,377
	TCI Express, Ltd.	90,105	1,845,200
*	TCNS Clothing Co., Ltd.	6,617	52,281
	Tech Mahindra, Ltd.	1,959,552	31,851,426
	Techno Electric & Engineering Co., Ltd.	251,349	1,014,290
*	Tejas Networks, Ltd.	16,006	55,188
	Thermax, Ltd.	146,372	2,799,415
	Thirumalai Chemicals, Ltd.	15,489	40,800
*	Thomas Cook India, Ltd.	165,992	138,249
	Thyrocare Technologies, Ltd.	64,929	1,143,998
	Tide Water Oil Co. India, Ltd.	18,343	767,725
	Tide Water Oil Co., India, Ltd.	18,343	770,365
	Time Technoplast, Ltd.	522,414	577,840
	Timken India, Ltd.	148,732	3,139,184
	Tinplate Co. of India, Ltd. (The)	260,375	908,033
	Titan Co., Ltd.	816,929	18,927,342
	Torrent Pharmaceuticals, Ltd.	224,597	9,288,497
	Torrent Power, Ltd.	935,601	5,741,470
	Transport Corp. of India, Ltd.	286,340	1,626,958
	Trident, Ltd.	11,561,385	3,215,859
*	Triveni Engineering & Industries, Ltd.	664,707	1,679,393
*	Triveni Turbine, Ltd.	637,300	1,055,966
	TTK Prestige, Ltd.	23,062	2,700,820
	Tube Investments of India, Ltd.	474,384	7,138,593
	TV Today Network, Ltd.	198,880	781,147
*	TV18 Broadcast, Ltd.	3,452,072	1,814,287
	TVS Motor Co., Ltd.	22,411	175,543
*	TVS Srichakra, Ltd.	20,542	598,261
*	UCO Bank	2,841,300	528,408
	Uflex, Ltd.	269,534	1,977,983
	UltraTech Cement, Ltd.	291,797	29,961,551

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Unichem Laboratories, Ltd.	249,049	$1,115,028
*	Union Bank of India	3,029,954	1,505,376
	United Breweries, Ltd.	119,024	2,285,009
*	United Spirits, Ltd.	872,979	7,546,230
	UPL, Ltd.	3,275,468	35,528,066
*	Usha Martin, Ltd.	148,767	135,157
*	VA Tech Wabag, Ltd.	156,970	778,998
	Vaibhav Global, Ltd.	169,606	1,895,472
	Vakrangee, Ltd.	2,593,048	1,262,625
*	Vardhman Textiles, Ltd.	145,354	3,723,053
*	Varroc Engineering, Ltd.	18,197	82,878
	Varun Beverages, Ltd.	30,002	305,720
	Vedanta, Ltd.	88,917	361,276
#	Vedanta, Ltd., ADR	59,076	946,988
	Venky's India, Ltd.	33,932	1,409,861
	Vesuvius India, Ltd.	10,745	190,499
	V-Guard Industries, Ltd.	695,476	2,333,039
	Vinati Organics, Ltd.	176,634	4,704,988
	Vindhya Telelinks, Ltd.	16,406	295,577
*	V-Mart Retail, Ltd.	50,400	2,610,670
*	Vodafone Idea, Ltd.	35,768,084	3,992,081
	VRL Logistics, Ltd.	259,158	1,059,091
	VST Industries, Ltd.	28,150	1,301,302
*	VST Tillers Tractors, Ltd.	12,219	335,558
*	WABCO India, Ltd.	596	58,248
	Welspun Corp., Ltd.	800,182	1,495,777
	Welspun Enterprises, Ltd.	452,976	646,073
	Welspun India, Ltd.	3,072,052	5,542,536
*	West Coast Paper Mills, Ltd.	222,116	781,833
	Wheels India, Ltd.	4,388	49,637
	Whirlpool of India, Ltd.	120,592	3,563,403
	Wipro, Ltd.	5,748,166	45,350,141
*	Wockhardt, Ltd.	231,282	1,648,247
*	Yes Bank, Ltd.	12,651,241	2,180,582
	Zee Entertainment Enterprises, Ltd.	3,106,429	8,490,979
	Zensar Technologies, Ltd.	607,569	3,400,488
	Zydus Wellness, Ltd.	45,134	1,319,910
TOTAL INDIA			3,705,711,536
INDONESIA — (1.3%)
	Ace Hardware Indonesia Tbk PT	42,774,800	3,907,459
	Adaro Energy Tbk PT	98,679,800	9,113,450
	Adhi Karya Persero Tbk PT	9,864,579	467,428
*	Adi Sarana Armada Tbk PT	2,414,600	400,906
*	Agung Podomoro Land Tbk PT	20,091,100	179,230
*	Agung Semesta Sejahtera Tbk PT	29,109,300	100,606
	AKR Corporindo Tbk PT	11,836,300	2,946,617
*	Alam Sutera Realty Tbk PT	72,675,200	784,364
	Aneka Tambang Tbk	24,994,319	4,355,561
	Arwana Citramulia Tbk PT	18,995,100	991,629
*	Asahimas Flat Glass Tbk PT	476,500	122,882
	Ashmore Asset Management Indonesia Tbk PT	149,600	33,843
	Astra Agro Lestari Tbk PT	2,096,422	1,152,839
	Astra International Tbk PT	37,495,100	12,242,651
	Astra Otoparts Tbk PT	1,539,800	112,912
*	Astrindo Nusantara Infrastructure Tbk PT	23,591,300	81,560
*	Asuransi Maximus Graha Persada Tbk PT	1,160,200	31,918
*	Bakrie Telecom Tbk PT	35,294,139	22,879
*	Bank Artha Graha Internasional Tbk PT	17,340,400	210,525

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank BTPN Syariah Tbk PT	932,600	$152,878
*	Bank Bukopin Tbk PT	27,140,640	766,678
	Bank Central Asia Tbk PT	22,488,800	46,424,908
*	Bank China Construction Bank Indonesia Tbk PT	3,718,900	33,709
	Bank Danamon Indonesia Tbk PT	12,730,654	1,901,108
*	Bank Ina Perdana PT	2,332,500	839,942
*	Bank Jago Tbk PT	790,500	981,023
	Bank Mandiri Persero Tbk PT	38,194,736	15,049,726
	Bank Maybank Indonesia Tbk PT	4,216,000	99,617
	Bank Negara Indonesia Persero Tbk PT	14,920,930	4,927,787
*	Bank Pan Indonesia Tbk PT	35,795,500	1,805,570
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	21,814,500	1,848,570
	Bank Pembangunan Daerah Jawa Timur Tbk PT	28,364,700	1,363,338
*	Bank Rakyat Indonesia Agroniaga Tbk PT	1,766,600	305,343
	Bank Rakyat Indonesia Persero Tbk PT	127,344,300	32,669,706
*	Bank Syariah Indonesia Tbk PT	284,100	51,693
*	Bank Tabungan Negara Persero Tbk PT	25,277,535	2,297,626
	Barito Pacific Tbk PT	187,566,100	12,585,608
	Bayan Resources Tbk PT	930,300	925,785
*	Bekasi Fajar Industrial Estate Tbk PT	27,359,100	230,692
	BFI Finance Indonesia Tbk PT	1,093,300	70,577
*	Bintang Oto Global Tbk PT	1,919,800	181,876
	BISI International Tbk PT	10,592,012	815,691
*	Blue Bird Tbk PT	527,100	39,729
*	Buana Lintas Lautan Tbk PT	40,043,500	686,836
	Bukit Asam Tbk PT	27,469,900	4,236,228
*	Bumi Serpong Damai Tbk PT	49,346,900	3,188,562
*	Bumi Teknokultura Unggul Tbk PT	24,398,900	84,352
*	Capital Financial Indonesia Tbk PT	572,300	15,914
	Catur Sentosa Adiprana Tbk PT	864,200	25,005
	Charoen Pokphand Indonesia Tbk PT	25,429,460	10,774,615
	Cikarang Listrindo Tbk PT	1,152,600	49,834
	Ciputra Development Tbk PT	98,882,615	5,915,574
*	Citra Marga Nusaphala Persada Tbk PT	20,081,671	2,354,297
*	City Retail Developments Tbk PT	11,633,200	117,685
*	Delta Dunia Makmur Tbk PT	35,657,100	764,766
	Dharma Satya Nusantara Tbk PT	3,624,400	135,366
*	Eagle High Plantations Tbk PT	53,125,300	319,796
*	Elang Mahkota Teknologi Tbk PT	12,042,900	2,289,545
	Elnusa Tbk PT	26,813,400	485,593
	Erajaya Swasembada Tbk PT	61,364,600	2,802,902
*	FKS Food Sejahtera Tbk PT	30,770,839	438,451
*	Gajah Tunggal Tbk PT	12,207,100	659,073
*	Garuda Indonesia Persero Tbk PT	15,382,253	236,118
	Gudang Garam Tbk PT	2,855,300	6,482,562
*	Hanson International Tbk PT	637,185,300	413,041
	Harum Energy Tbk PT	3,451,700	1,373,010
	Hexindo Adiperkasa Tbk PT	615,356	147,629
	Indah Kiat Pulp & Paper Corp. Tbk PT	17,616,700	8,280,694
*	Indika Energy Tbk PT	10,578,100	1,002,238
	Indo Tambangraya Megah Tbk PT	2,828,900	3,316,098
	Indocement Tunggal Prakarsa Tbk PT	3,933,900	2,395,231
*	Indofarma Persero Tbk PT	257,200	47,137
	Indofood CBP Sukses Makmur Tbk PT	7,357,500	4,131,005
	Indofood Sukses Makmur Tbk PT	31,545,600	13,260,090
*	Indo-Rama Synthetics Tbk PT	151,200	39,241
*	Indosat Tbk PT	6,579,800	2,685,394
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	21,898,100	1,219,169
	Inovisi Infracom Tbk PT	2,876,678	0

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Integra Indocabinet Tbk PT	428,700	$23,548
*	Inti Agri Resources Tbk PT	10,879,700	7,053
*	Intikeramik Alamasri Industri Tbk PT	6,837,200	23,637
*	Intiland Development Tbk PT	54,282,400	612,628
	Itama Ranoraya Tbk PT	1,449,900	198,590
	Japfa Comfeed Indonesia Tbk PT	38,665,600	4,178,108
	Jasa Marga Persero Tbk PT	9,986,458	2,721,999
	Jaya Real Property Tbk PT	5,182,000	162,774
	Kalbe Farma Tbk PT	71,398,300	6,222,698
*	Kapuas Prima Coal Tbk PT	37,262,800	391,679
*	Kawasan Industri Jababeka Tbk PT	148,103,245	1,740,587
*	KMI Wire & Cable Tbk PT	28,325,800	658,273
*	Krakatau Steel Persero Tbk PT	17,749,437	594,195
*	Kresna Graha Investama Tbk PT	59,045,100	669,918
	Link Net Tbk PT	4,930,600	1,568,649
*	Lippo Cikarang Tbk PT	18,413,705	1,186,504
*	Lippo Karawaci Tbk PT	408,838,462	4,216,037
*	Malindo Feedmill Tbk PT	5,480,200	272,887
*	Map Aktif Adiperkasa PT	194,000	21,941
	Mayora Indah Tbk PT	26,179,825	3,979,727
*	Medco Energi Internasional Tbk PT	69,082,660	2,329,460
*	Media Nusantara Citra Tbk PT	38,457,793	2,101,178
	Medikaloka Hermina Tbk PT	2,007,500	162,385
	Metrodata Electronics Tbk PT	3,883,100	706,102
	Metropolitan Kentjana Tbk PT	11,400	16,033
*	Mitra Adiperkasa Tbk PT	77,294,600	3,314,988
	Mitra Keluarga Karyasehat Tbk PT	9,938,600	1,780,350
	Mitra Pinasthika Mustika Tbk PT	1,186,700	57,931
*	MNC Investama Tbk PT	161,176,800	968,505
*	MNC Kapital Indonesia Tbk PT	4,242,600	34,322
*	MNC Land Tbk PT	21,293,400	154,659
*	MNC Sky Vision Tbk PT	1,859,200	50,579
*	MNC Studios International Tbk PT	1,667,500	50,001
*	MNC Vision Networks Tbk PT	10,579,600	182,893
*	Modernland Realty Tbk PT	9,037,600	5,976
	Nippon Indosari Corpindo Tbk PT	19,975,189	1,863,906
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,663,900	2,200,228
*	Pacific Strategic Financial Tbk PT	2,512,200	144,990
*	Pakuwon Jati Tbk PT	79,426,800	2,198,391
*	Pan Brothers Tbk PT	37,978,800	424,748
*	Panin Financial Tbk PT	176,276,700	2,209,000
*	Paninvest Tbk PT	5,860,000	307,904
*	Pelayaran Tamarin Samudra Tbk PT	15,253,600	52,748
*	Perusahaan Gas Negara Tbk PT	41,694,900	2,812,312
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	23,458,900	1,824,752
*	Pollux Properti Indonesia Tbk PT	174,400	42,412
*	Pool Advista Indonesia Tbk PT	8,941,700	5,796
*	PP Persero Tbk PT	20,108,290	1,169,189
	Puradelta Lestari Tbk PT	27,746,800	365,052
	Ramayana Lestari Sentosa Tbk PT	14,620,000	637,317
*	Rimo International Lestari Tbk PT	151,291,900	98,072
*	Salim Ivomas Pratama Tbk PT	30,001,600	925,205
*	Sampoerna Agro Tbk PT	5,071,559	659,581
	Samudera Indonesia Tbk PT	276,600	14,059
*	Sarana Meditama Metropolitan Tbk PT	2,165,000	99,558
	Sarana Menara Nusantara Tbk PT	22,267,400	2,255,638
	Sariguna Primatirta Tbk PT	336,600	10,658
	Sawit Sumbermas Sarana Tbk PT	28,345,500	1,637,598
	Sekawan Intipratama Tbk PT	2,876,400	0

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Selamat Sempurna Tbk PT	16,171,900	$1,515,126
	Semen Baturaja Persero Tbk PT	8,777,200	355,319
	Semen Indonesia Persero Tbk PT	10,513,900	5,602,909
*	Sentul City Tbk PT	138,840,800	528,865
	Siloam International Hospitals Tbk PT	2,121,725	1,221,260
*	Sinar Mas Multiartha Tbk PT	278,500	206,607
*	Smartfren Telecom Tbk PT	107,468,700	1,114,021
	Sri Rejeki Isman Tbk PT	96,691,300	976,106
*	Steel Pipe Industry of Indonesia PT	645,600	12,764
*	Sugih Energy Tbk PT	58,447,900	37,888
	Sumber Alfaria Trijaya Tbk PT	969,100	90,430
*	Summarecon Agung Tbk PT	51,260,147	2,660,548
*	Surya Citra Media Tbk PT	34,940,500	5,558,507
*	Surya Esa Perkasa Tbk PT	19,638,700	600,051
*	Surya Semesta Internusa Tbk PT	31,382,200	1,081,127
	Suryainti Permata Tbk PT	3,098,000	0
	Telkom Indonesia Persero Tbk PT	55,290,600	12,393,882
#	Telkom Indonesia Persero Tbk PT, Sponsored ADR	652,692	14,587,666
	Tempo Scan Pacific Tbk PT	1,009,000	101,881
*	Timah Tbk PT	5,122,367	589,888
*	Tiphone Mobile Indonesia Tbk PT	17,703,800	27,772
	Tower Bersama Infrastructure Tbk PT	36,020,400	8,000,636
*	Trada Alam Minera Tbk PT	173,119,000	112,221
	Trias Sentosa Tbk PT	3,690,500	124,028
	Truba Alam Manuggal Engineering PT	15,388,500	0
	Tunas Baru Lampung Tbk PT	23,143,100	1,280,627
	Tunas Ridean Tbk PT	8,038,500	638,490
	Ultrajaya Milk Industry & Trading Co. Tbk PT	10,837,000	1,146,894
	Unilever Indonesia Tbk PT	20,003,200	5,842,646
	United Tractors Tbk PT	11,208,146	15,164,855
	Vale Indonesia Tbk PT	10,244,250	3,896,453
*	Waskita Beton Precast Tbk PT	63,107,900	571,680
*	Waskita Karya Persero Tbk PT	22,166,451	1,341,615
	Wijaya Karya Beton Tbk PT	27,462,600	433,210
	Wijaya Karya Persero Tbk PT	18,630,322	1,186,265
	XL Axiata Tbk PT	25,179,100	4,687,329
TOTAL INDONESIA			401,016,964
MALAYSIA — (1.6%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,198,485	791,877
#	Aeon Co. M Bhd	2,769,500	853,195
	AEON Credit Service M Bhd	821,640	2,329,663
	AFFIN Bank Bhd	3,880,944	1,536,182
#*	AirAsia Group Bhd	6,994,200	1,358,719
	Ajinomoto Malaysia Bhd	32,600	122,629
#	Alliance Bank Malaysia Bhd	7,548,600	4,271,896
	Allianz Malaysia Bhd	27,400	82,796
	AMMB Holdings Bhd	8,186,350	5,528,335
	Astro Malaysia Holdings Bhd	3,612,200	898,717
#	Axiata Group Bhd	11,690,735	10,336,494
	Batu Kawan Bhd	387,650	1,791,243
*	Berjaya Assets Bhd	1,232,400	75,449
#*	Berjaya Corp. Bhd	26,800,413	1,746,333
*	Berjaya Land Bhd	1,975,000	126,440
#	Berjaya Sports Toto Bhd	5,822,812	2,691,124
*	Bermaz Auto Bhd	1,994,500	713,469
	BIMB Holdings Bhd	3,476,299	3,087,166
*	Borneo Oil Bhd	5,379,600	38,282
#*	Boustead Holdings Bhd	3,199,031	451,407

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Boustead Plantations Bhd	1,584,700	$218,009
#	British American Tobacco Malaysia Bhd	826,000	2,868,079
*	Bumi Armada Bhd	15,040,850	1,511,841
#	Bursa Malaysia Bhd	2,593,600	4,674,091
#	Cahya Mata Sarawak Bhd	3,814,000	1,012,443
	Can-One Bhd	26,500	18,718
#	Carlsberg Brewery Malaysia Bhd, Class B	738,700	3,713,610
	Carotech Bhd	44,425	0
	CB Industrial Product Holding Bhd	2,888,820	855,289
	CIMB Group Holdings Bhd	12,066,252	12,715,468
	CSC Steel Holdings Bhd	894,700	288,364
#*	Cypark Resources Bhd	2,322,250	489,914
#	D&O Green Technologies Bhd	4,605,100	5,787,288
#	Datasonic Group Bhd	8,852,700	965,481
#*	Dayang Enterprise Holdings Bhd	3,102,763	785,176
#	Dialog Group Bhd	6,958,984	4,534,466
	DiGi.Com Bhd	9,360,620	9,210,852
#	DRB-Hicom Bhd	9,661,000	3,820,610
#	Duopharma Biotech Bhd	43,100	29,213
	Dutch Lady Milk Industries Bhd	81,800	641,659
#	Eco World Development Group Bhd	4,320,400	711,512
#	Eco World International Bhd	504,300	60,344
#	Ekovest BHD	8,972,550	861,273
#	Fraser & Neave Holdings Bhd	231,400	1,360,520
	Frontken Corp. Bhd	5,311,800	4,091,630
#	Gabungan AQRS Bhd	1,509,007	185,999
	Gadang Holdings Bhd	2,815,700	250,238
#*	Gamuda Bhd	6,130,696	4,068,398
#	Gas Malaysia Bhd	568,700	357,310
	Genting Bhd	4,792,600	5,347,236
	Genting Malaysia Bhd	8,540,900	5,581,231
	Genting Plantations Bhd	768,400	1,201,555
#	George Kent Malaysia Bhd	2,239,687	371,513
#	Globetronics Technology Bhd	3,453,745	1,735,337
#	Guan Chong Bhd	780,000	517,599
#	Hai-O Enterprise Bhd	1,680,022	800,359
	HAP Seng Consolidated Bhd	5,715,240	10,430,909
#	Hartalega Holdings Bhd	4,044,100	6,747,857
#	Heineken Malaysia Bhd	673,000	3,576,166
#	Hengyuan Refining Co. Bhd	911,900	932,149
#	HeveaBoard Bhd	2,169,800	233,984
#	Hiap Teck Venture Bhd	4,671,200	559,449
#	Hibiscus Petroleum Bhd	6,806,700	1,038,725
#	Hong Leong Bank Bhd	910,165	3,883,063
	Hong Leong Financial Group Bhd	1,277,998	5,216,933
	Hong Leong Industries Bhd	506,400	1,090,251
*	HSS Engineers Bhd	510,200	64,073
	Hup Seng Industries Bhd	1,335,300	303,631
*	IGB Bhd	485,463	223,362
#	IHH Healthcare Bhd	1,860,600	2,487,233
#	IJM Corp. Bhd	17,096,026	7,496,688
#	IJM Plantations Bhd	976,300	705,262
	Inari Amertron Bhd	8,555,532	6,756,620
	Insas Bhd	4,481,502	934,324
#	IOI Corp. Bhd	3,710,277	3,208,872
#	IOI Properties Group Bhd	5,685,619	1,523,761
#*	Iskandar Waterfront City Bhd	3,034,000	273,435
#*	JAKS Resources Bhd	11,187,660	1,299,418
#*	Jaya Tiasa Holdings Bhd	2,583,639	376,228

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	JHM Consolidation Bhd	1,188,900	$642,647
*	Keck Seng Malaysia Bhd	338,000	276,463
	Kerjaya Prospek Group Bhd	1,627,887	455,026
#	Kim Loong Resources Bhd	794,260	276,866
*	KNM Group Bhd	14,879,881	616,094
#	Kossan Rubber Industries	4,402,600	3,610,014
#	KPJ Healthcare Bhd	9,422,900	2,411,731
#	Kretam Holdings Bhd	3,844,900	510,021
#	Kuala Lumpur Kepong Bhd	611,030	2,681,635
	Kumpulan Fima BHD	709,900	344,784
*	Land & General Bhd	13,569,120	386,553
#*	LBS Bina Group Bhd	5,298,193	559,204
#	Lii Hen Industries Bhd	653,000	459,232
	Lingkaran Trans Kota Holdings Bhd	980,700	850,564
	Lotte Chemical Titan Holding Bhd	47,375	29,412
#	LPI Capital Bhd	463,340	1,520,364
	Magni-Tech Industries Bhd	1,315,600	679,952
#	Magnum Bhd	4,055,062	1,903,511
#	Mah Sing Group Bhd	7,620,251	1,528,539
#	Malakoff Corp. Bhd	8,485,600	1,648,314
	Malayan Banking Bhd	10,617,200	20,158,618
#	Malayan Flour Mills Bhd	3,677,500	670,951
#*	Malaysia Airports Holdings Bhd	5,952,345	8,155,754
#	Malaysia Building Society Bhd	11,325,067	1,570,620
#	Malaysian Pacific Industries Bhd	614,825	6,483,863
#	Malaysian Resources Corp. Bhd	14,801,057	1,350,582
#	Matrix Concepts Holdings Bhd	4,127,037	1,956,654
#	Maxis Bhd	6,355,215	6,417,320
#	MBM Resources BHD	873,010	649,821
#	Mega First Corp. Bhd	2,700,200	2,269,420
	MISC Bhd	3,083,660	4,896,700
#	MKH Bhd	2,726,275	820,493
	MMC Corp. Bhd	2,756,100	1,143,311
#	MNRB Holdings Bhd	3,293,154	1,007,970
*	MPHB Capital Bhd	497,100	170,699
	Muda Holdings Bhd	967,800	635,246
	Muhibbah Engineering M Bhd	1,925,500	415,201
*	Mulpha International Bhd	384,440	190,534
	My EG Services Bhd	1,991,551	783,632
	Nestle Malaysia Bhd	131,500	4,143,503
	NTPM Holdings Bhd	1,261,900	149,320
*	OCK Group Bhd	2,278,500	245,756
	Oriental Holdings BHD	860,640	1,035,836
	OSK Holdings Bhd	7,997,767	1,603,029
#	Padini Holdings Bhd	2,629,400	1,750,994
	Panasonic Manufacturing Malaysia Bhd	84,700	646,617
	Pantech Group Holdings Bhd	355,631	43,387
#	Paramount Corp. Bhd	1,893,175	352,336
#	Pentamaster Corp. Bhd	2,788,995	3,501,554
#	Petron Malaysia Refining & Marketing Bhd	461,000	452,920
#	Petronas Chemicals Group Bhd	5,604,800	10,678,829
	Petronas Dagangan Bhd	1,018,400	4,439,826
#	Petronas Gas Bhd	1,926,008	6,958,193
	PIE Industrial Bhd	191,000	135,786
#*	Pos Malaysia Bhd	965,500	177,375
#	Power Root Bhd	36,800	11,417
#	PPB Group Bhd	2,094,640	8,980,562
	Press Metal Aluminium Holdings Bhd	6,861,760	7,838,211
	Public Bank Bhd	49,079,955	46,301,960

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	QL Resources Bhd	4,311,730	$5,774,141
#	Ranhill Utilities Bhd	687,710	111,625
	RHB Bank Bhd	5,854,281	7,091,347
	Sam Engineering & Equipment M Bhd	87,300	223,439
#*	Sapura Energy Bhd	40,752,188	1,204,951
#	Sarawak Oil Palms Bhd	937,991	771,640
	Scientex Bhd	5,007,384	4,962,013
	SEG International BHD	533,828	79,348
#	Serba Dinamik Holdings Bhd	8,429,610	788,073
*	Shangri-La Hotels Malaysia Bhd	382,300	323,113
	Sime Darby Bhd	10,357,087	5,276,867
#	Sime Darby Plantation Bhd	3,806,961	3,066,465
#	Sime Darby Property Bhd	8,357,887	1,199,347
#	SKP Resources Bhd	5,326,125	2,096,594
*	SP Setia Bhd Group	4,929,459	1,201,963
*	Sumatec Resources Bhd	786,700	168
	Sunway Bhd	7,182,390	2,896,324
	Sunway Construction Group Bhd	1,648,519	617,233
#	Supermax Corp. Bhd	2,876,197	2,228,955
	Suria Capital Holdings Bhd	261,280	65,024
	Syarikat Takaful Malaysia Keluarga Bhd	1,990,700	2,032,610
#	Ta Ann Holdings Bhd	2,210,523	1,351,042
#	Taliworks Corp. Bhd	2,261,466	455,518
	Tan Chong Motor Holdings Bhd	864,500	241,836
	Telekom Malaysia Bhd	3,093,002	4,353,800
	Tenaga Nasional Bhd	4,369,181	9,981,012
#	Thong Guan Industries Bhd	727,200	430,921
	TIME dotCom Bhd	1,663,760	5,676,882
#	Top Glove Corp. Bhd	10,754,760	10,129,350
*	Tropicana Corp. Bhd	5,238,632	1,128,239
	TSH Resources Bhd	2,642,550	645,869
*	Tune Protect Group Bhd	1,566,700	150,456
#	Uchi Technologies Bhd	1,820,940	1,338,504
*	UEM Edgenta Bhd	1,849,600	696,910
#*	UEM Sunrise Bhd	11,115,845	1,014,323
#	UMW Holdings Bhd	1,768,106	1,210,895
	United Malacca Bhd	218,650	263,410
#	United Plantations Bhd	353,200	1,137,234
	UOA Development Bhd	6,422,100	2,417,803
*	Velesto Energy Bhd	16,911,192	559,628
*	Vinvest Capital Holdings Bhd	58,202	5,929
	ViTrox Corp. Bhd	707,000	3,165,633
#*	WCT Holdings Bhd	4,188,440	516,136
	Wellcall Holdings Bhd	2,992,950	705,807
	Westports Holdings Bhd	4,083,900	3,929,763
	Yinson Holdings Bhd	2,731,600	3,095,083
	YNH Property Bhd	4,424,693	2,831,929
*	YTL Corp. Bhd	31,989,395	4,739,593
#	YTL Power International Bhd	5,996,387	987,253
TOTAL MALAYSIA			465,594,158
MEXICO — (2.3%)
#	ALEATICA S.A.B. de C.V.	54,542	56,169
#	Alfa S.A.B. de C.V., Class A	27,388,079	20,720,350
	Alpek S.A.B. de C.V.	4,296,778	5,329,354
#*	Alsea S.A.B. de C.V.	3,599,991	7,262,826
*	Alterna Asesoria Internacional S.A.B. de C.V.	61,598	4,115
#	America Movil S.A.B. de C.V.	12,070,111	10,095,691
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	3,763,327	62,659,394

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Arca Continental S.A.B. de C.V.	1,188,713	$7,254,844
#*	Axtel S.A.B. de C.V.	9,319,809	2,364,334
	Banco del Bajio SA	661,826	1,181,603
	Becle S.A.B. de C.V.	783,337	1,951,038
#	Bolsa Mexicana de Valores S.A.B. de C.V.	3,399,205	6,973,867
*	Cemex S.A.B. de C.V.	4,948,243	4,026,953
*	Cemex S.A.B. de C.V., Sponsored ADR	3,933,246	31,977,291
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	105,938	5,992,913
	Coca-Cola Femsa S.A.B. de C.V.	328,303	1,855,401
*	Consorcio ARA S.A.B. de C.V.	8,834,256	2,094,703
#*	Controladora Nemak SAB de C.V.	28,056,859	4,510,239
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	270,308	5,968,401
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	1,003,438	2,215,944
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	222,600	105,674
	Corp. Actinver S.A.B. de C.V., Class B	61,598	30,016
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	4,251,900	8,349,477
	Corp. Moctezuma S.A.B. de C.V.	395,000	1,180,858
#*	Credito Real S.A.B. de C.V. Sofom ER	1,447,481	1,254,332
	Cydsa S.A.B. de C.V.	6,129	4,261
*	Dine S.A.B. de C.V.	7,300	5,684
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	609,496	2,887,308
*	Elementia S.A.B. de C.V.	60,292	42,918
#*	Empresas ICA S.A.B. de C.V.	4,691,828	22,627
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	122,895	48,463
#	Fomento Economico Mexicano S.A.B. de C.V.	27,460	239,351
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	193,230	16,882,505
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	6,449,686	6,246,779
#*	Gentera S.A.B. de C.V.	6,263,411	3,643,594
#	Gruma S.A.B. de C.V., Class B	1,206,942	13,012,691
#*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V., Class B	969,544	5,907,004
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	54,542	6,256,513
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,160,106	13,270,593
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	531,837	9,622,960
#	Grupo Bimbo S.A.B. de C.V., Class A	6,773,792	15,557,816
#	Grupo Carso S.A.B. de C.V.	2,401,132	7,784,945
	Grupo Cementos de Chihuahua S.A.B. de C.V.	907,094	7,391,634
	Grupo Comercial Chedraui S.A. de C.V.	2,938,306	4,676,196
#	Grupo Elektra S.A.B. de C.V.	286,205	23,217,309
	Grupo Financiero Banorte S.A.B. de C.V., Class O	8,986,567	58,137,019
#*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	8,060,979	7,762,837
#*	Grupo GICSA SAB de C.V.	815,515	134,784
*	Grupo Gigante S.A.B. de C.V.	41,000	43,253
#	Grupo Herdez S.A.B. de C.V.	1,901,304	3,982,889
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	306,056	76,106
	Grupo Industrial Saltillo S.A.B. de C.V.	277,199	410,794
*	Grupo KUO S.A.B. de C.V.	271,325	640,617
	Grupo Lala S.A.B. de C.V.	2,955,013	2,418,193
#	Grupo Mexico S.A.B. de C.V., Class B	14,936,611	68,416,713
*	Grupo Pochteca S.A.B. de C.V.	386,111	159,051
#	Grupo Rotoplas S.A.B. de C.V.	352,107	571,508
*	Grupo Sanborns S.A.B. de C.V.	611,992	622,406
*	Grupo Simec S.A.B. de C.V., Sponsored ADR	5,555	129,543
#*	Grupo Simec S.A.B. de C.V., Class B	1,299,357	10,574,359
	Grupo Televisa S.A.B., Sponsored ADR	2,138,209	28,972,732
#	Grupo Televisa S.A.B.	3,779,944	10,240,622
#*	Grupo Traxion S.A.B. de C.V.	115,439	215,728
#*	Hoteles City Express S.A.B. de C.V.	2,213,204	761,592
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	39,867	1,749,763
	Industrias Bachoco S.A.B. de C.V.	1,487,230	5,416,599

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Industrias CH S.A.B. de C.V.	2,157,909	$19,293,671
*	Industrias Penoles S.A.B. de C.V.	857,706	12,023,934
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	4,782,905	7,755,965
#	La Comer S.A.B. de C.V.	5,408,514	10,840,802
#	Megacable Holdings S.A.B. de C.V.	2,777,758	9,781,894
#*	Minera Frisco S.A.B. de C.V., Class A1	5,671,825	1,302,116
*	Nemak S.A.B. de C.V.	3,788,651	1,278,982
	Orbia Advance Corp. S.A.B. de C.V.	8,451,195	23,031,828
#	Organizacion Cultiba S.A.B. de C.V.	194,351	108,666
*	Organizacion Soriana S.A.B. de C.V., Class B	3,364,870	3,213,372
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,099,469	8,303,632
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	23,958	123,965
#	Qualitas Controladora S.A.B. de C.V.	1,140,080	5,539,393
#	Regional S.A.B. de C.V.	2,224,192	13,797,951
#*	Telesites S.A.B. de C.V.	6,139,997	5,107,861
*	TV Azteca S.A.B. de C.V.	878,968	38,062
#*	Unifin Financiera S.A.B. de C.V.	1,197,372	1,744,366
	Vitro S.A.B. de C.V.	421,013	581,619
#	Wal-Mart de Mexico S.A.B. de C.V.	9,200,262	30,309,736
TOTAL MEXICO			687,751,861
PERU — (0.1%)
#*	Aenza SAA, Sponsored ADR	227,806	396,383
	Cementos Pacasmayo SAA, ADR	35,916	221,960
*	Cia de Minas Buenaventura SAA, ADR	157,251	1,298,893
*	Credicorp, Ltd.	160,936	16,248,099
*	Fossal SAA, ADR	3,794	0
TOTAL PERU			18,165,335
PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	507,700	73,539
	A Soriano Corp.	818,000	112,871
	Aboitiz Equity Ventures, Inc.	5,909,380	4,444,627
	Aboitiz Power Corp.	4,691,200	2,178,587
	AC Energy Corp.	14,549,220	2,336,690
	ACR Mining Corp.	11,905	799
*	AgriNurture, Inc.	198,900	23,701
	Alliance Global Group, Inc.	28,661,194	5,829,757
	Alsons Consolidated Resources, Inc.	3,329,000	82,512
*	Apex Mining Co., Inc.	13,799,000	455,612
*	Atlas Consolidated Mining & Development Corp.	2,979,300	403,402
	Ayala Corp.	565,080	8,254,707
	Ayala Land, Inc.	16,716,220	10,950,988
*	AyalaLand Logistics Holdings Corp.	1,686,000	134,943
	Bank of the Philippine Islands	3,332,336	5,373,701
	BDO Unibank, Inc.	5,514,443	11,259,422
*	Belle Corp.	28,836,700	790,865
*	Bloomberry Resorts Corp.	28,999,900	3,296,129
*	Cebu Air, Inc.	2,141,840	1,891,221
*	Cebu Holdings, Inc.	2,065,000	256,380
*	CEMEX Holdings Philippines, Inc.	23,615,267	571,924
	Century Pacific Food, Inc.	5,370,650	2,687,869
	Century Properties Group, Inc.	1,153,062	9,682
*	Chelsea Logistics and Infrastructure Holdings Corp.	991,100	52,527
	China Banking Corp.	1,704,390	838,473
	COL Financial Group, Inc.	1,337,000	114,835
	Cosco Capital, Inc.	15,058,700	1,476,621
	D&L Industries, Inc.	18,125,100	2,903,184

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	DMCI Holdings, Inc.	29,615,600	$3,556,673
*	DoubleDragon Properties Corp.	3,565,190	721,173
	Eagle Cement Corp.	436,200	126,533
*	East West Banking Corp.	5,879,550	1,111,115
*	EEI Corp.	2,997,700	455,815
	Emperador, Inc.	4,131,000	1,154,971
*	Empire East Land Holdings, Inc.	1,470,000	8,225
	Filinvest Development Corp.	267,400	41,362
	Filinvest Land, Inc.	123,979,687	2,755,998
	First Philippine Holdings Corp.	2,595,920	3,830,046
	Global Ferronickel Holdings, Inc.	13,213,756	635,637
*	Global-Estate Resorts, Inc.	488,000	8,033
	Globe Telecom, Inc.	107,630	4,007,096
	GT Capital Holdings, Inc.	333,732	3,630,668
	Holcim Philippines, Inc.	155,100	19,715
*	Integrated Micro-Electronics, Inc.	5,987,440	1,066,696
	International Container Terminal Services, Inc.	3,417,922	10,632,300
	JG Summit Holdings, Inc.	7,538,076	8,447,222
	Jollibee Foods Corp.	1,520,447	5,779,011
	LT Group, Inc.	11,630,200	2,275,228
*	MacroAsia Corp.	1,308,396	117,475
	Manila Electric Co.	626,170	3,323,976
*	Manila Water Co., Inc.	10,346,400	3,354,537
*	Max's Group, Inc.	1,368,500	163,893
*	Megawide Construction Corp.	5,708,370	690,800
	Megaworld Corp.	72,222,300	4,011,273
	Metro Pacific Corp. COM	225,000	0
	Metro Pacific Investments Corp.	56,240,500	3,937,839
	Metropolitan Bank & Trust Co.	4,450,029	3,827,940
	Nickel Asia Corp.	21,346,340	2,595,230
*	Petron Corp.	21,583,000	1,316,236
	Philex Mining Corp.	2,787,050	342,353
*	Philippine National Bank	2,615,466	1,052,218
	Philippine Stock Exchange, Inc. (The)	84,552	379,622
	Philtown Properties, Inc.	16,675	0
*	Phoenix Petroleum Philippines, Inc.	2,579,970	668,227
*	Pilipinas Shell Petroleum Corp.	1,357,940	497,203
	PLDT, Inc., Sponsored ADR	155,727	3,812,197
	PLDT, Inc.	305,790	7,502,482
	PNB Holdings Corp.	410,332	2,616
	Premium Leisure Corp.	25,386,000	203,705
	Puregold Price Club, Inc.	6,600,480	5,326,234
*	PXP Energy Corp.	2,088,200	290,347
	RFM Corp.	6,096,300	539,250
	Rizal Commercial Banking Corp.	2,919,464	1,166,060
	Robinsons Land Corp.	21,320,518	6,871,147
	Robinsons Retail Holdings, Inc.	2,024,350	2,176,405
	San Miguel Corp.	3,759,750	7,824,105
	San Miguel Food and Beverage, Inc.	606,460	1,012,767
	Security Bank Corp.	1,452,758	3,197,477
	Semirara Mining & Power Corp.	7,291,500	2,382,071
	Shakey's Pizza Asia Ventures, Inc.	366,600	55,009
	SM Investments Corp.	255,470	4,657,651
	SM Prime Holdings, Inc.	18,782,090	11,829,025
*	SSI Group, Inc.	5,019,000	115,545
	STI Education Systems Holdings, Inc.	342,000	2,356
*	Top Frontier Investment Holdings, Inc.	155,417	426,444
	Union Bank of the Philippines	1,482,222	2,272,932
	Universal Robina Corp.	2,399,700	6,085,384

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Vista Land & Lifescapes, Inc.	57,715,800	$3,937,981
	Vistamalls, Inc.	912,800	70,273
	Wilcon Depot, Inc.	1,812,000	798,404
TOTAL PHILIPPINES			215,905,774
POLAND — (0.8%)
	AB SA	2,455	37,176
*	Agora SA	196,939	482,890
#*	Alior Bank SA	564,973	5,414,306
#	Alumetal SA	12,496	193,991
#	Amica SA	27,806	1,082,811
#*	AmRest Holdings SE	223,521	1,521,707
	Apator SA	37,049	233,476
	Asseco Poland SA	3,508	73,012
*	Bank Handlowy w Warszawie SA	142,186	1,670,042
#*	Bank Millennium SA	3,430,720	4,392,786
*	Bank Polska Kasa Opieki SA	217,632	5,315,306
#*	Bioton SA	193,900	251,015
#*	Boryszew SA	1,622,099	1,423,573
	Budimex SA	85,473	6,478,894
*	CCC SA	184,437	5,821,145
#	CD Projekt SA	81,730	3,935,682
	Ciech SA	212,608	2,640,509
#	ComArch SA	12,830	909,038
	Cyfrowy Polsat SA	891,735	7,910,213
	Develia SA	1,220,181	1,073,653
*	Dino Polska SA	103,902	8,318,200
	Dom Development SA	13,920	504,779
	Echo Investment SA	10,980	12,974
*	Enea SA	1,825,793	4,049,722
#	Eurocash SA	517,450	1,647,765
	Fabryki Mebli Forte SA	102,533	1,528,819
#*	Famur SA	535,751	306,368
	Firma Oponiarska Debica SA	16,334	345,083
#*	Globe Trade Centre SA	254,305	436,903
*	Grupa Azoty SA	244,855	1,901,499
*	Grupa Azoty Zaklady Chemiczne Police SA	30,071	96,432
	Grupa Kety SA	63,927	11,525,395
#	Grupa Lotos SA	513,607	7,078,307
#*	ING Bank Slaski SA	93,472	4,632,106
	Inter Cars SA	26,821	2,853,972
#*	Jastrzebska Spolka Weglowa SA	182,982	1,652,019
	Kernel Holding SA	497,998	6,889,957
	KGHM Polska Miedz SA	449,182	22,679,596
	KRUK SA	113,253	8,904,337
	Lentex SA	29,742	79,551
	LPP SA	5,604	20,156,877
#*	Lubelski Wegiel Bogdanka SA	83,922	557,202
#*	mBank SA	44,198	3,678,318
	NEWAG SA	511	3,372
*	Orange Polska SA	2,477,609	4,921,361
*	PGE Polska Grupa Energetyczna SA	2,670,793	6,008,845
#*	PKP Cargo SA	108,706	535,776
	Polski Koncern Naftowy Orlen SA	1,297,796	24,586,123
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,185,653	5,197,635
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,358,185	13,340,809
*	Powszechny Zaklad Ubezpieczen SA	971,039	9,469,459
*	Santander Bank Polska SA	66,142	4,402,565
	Stalexport Autostrady SA	662,634	639,627

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Tauron Polska Energia SA	7,760,427	$6,541,449
*	VRG SA	988,725	912,194
	Warsaw Stock Exchange	91,641	1,034,250
	Wawel SA	590	91,570
#*	Zespol Elektrowni Patnow Adamow Konin SA	36,197	86,499
TOTAL POLAND			238,468,940
QATAR — (0.3%)
	Aamal Co.	7,228,180	1,880,107
	Al Khaleej Takaful Group QSC	1,206,910	1,551,204
	Al Khalij Commercial Bank PQSC	912,597	543,559
	Al Meera Consumer Goods Co. QSC	334,490	1,844,250
	Alijarah Holding Co., QPSC	2,568,406	743,722
	Baladna	1,141,387	457,919
	Barwa Real Estate Co.	3,447,538	2,894,256
	Commercial Bank PSQC (The)	1,654,461	2,502,705
	Doha Bank QPSC	1,786,828	1,448,963
	Doha Insurance Co. QSC	332,752	175,170
*	Gulf International Services QSC	4,937,633	1,912,037
	Gulf Warehousing Co.	281,875	399,001
	Industries Qatar QSC	952,949	3,496,739
*	Investment Holding Group	3,283,580	946,797
	Mannai Corp. QSC	149,145	152,254
	Masraf Al Rayan QSC	5,331,548	6,332,948
	Mazaya Real Estate Development QPSC	5,164,832	1,471,516
	Medicare Group	684,024	1,614,923
	Mesaieed Petrochemical Holding Co.	3,097,622	1,627,876
	Ooredoo QPSC	980,457	1,906,472
	Qatar Electricity & Water Co. QSC	1,001,239	4,547,559
*	Qatar First Bank	2,682,691	1,298,553
	Qatar Fuel QSC	572,669	2,822,421
	Qatar Gas Transport Co., Ltd.	6,948,850	5,784,760
	Qatar Industrial Manufacturing Co. QSC	91,751	71,553
*	Qatar Insurance Co. SAQ	1,245,935	852,486
	Qatar International Islamic Bank QSC	1,339,073	3,386,937
	Qatar Islamic Bank SAQ	1,370,320	6,476,512
	Qatar Islamic Insurance Group	20,529	46,674
	Qatar National Bank QPSC	4,044,864	20,186,678
	Qatar National Cement Co., QSC	378,873	526,536
	Qatar Navigation QSC	347,563	710,165
*	Salam International Investment, Ltd. QSC	7,000,178	1,689,756
	United Development Co. QSC	9,822,447	3,938,666
	Vodafone Qatar QSC	6,502,581	2,807,674
	Widam Food Co.	342,758	382,258
	Zad Holding Co.	32,599	138,621
TOTAL QATAR			89,570,227
RUSSIA — (0.9%)
	Etalon Group P.L.C., GDR	617,685	1,014,929
	Etalon Group P.L.C., GDR	5,973	9,808
	Gazprom PJSC, Sponsored ADR	4,286,740	33,361,541
	Gazprom PJSC, Sponsored ADR	32,378	252,548
	Globaltrans Investment P.L.C., GDR	193,097	1,516,829
	Globaltrans Investment P.L.C., GDR	198,556	1,560,650
	Lukoil PJSC, Sponsored ADR	2,503	214,983
	Lukoil PJSC, Sponsored ADR	635,884	54,486,212
	Magnitogorsk Iron & Steel Works PJSC, GDR	610,579	7,510,745
	Magnitogorsk Iron & Steel Works PJSC, GDR	108	1,328

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
*	Mail.Ru Group, Ltd., GDR	73,768	$1,526,328
*	Mail.Ru Group, Ltd., GDR	3,292	68,276
*	Mechel PJSC, Sponsored ADR	121,664	265,226
	MMC Norilsk Nickel PJSC, ADR	61,618	2,125,821
	MMC Norilsk Nickel PJSC, ADR	1,034,973	35,803,719
	Mobile TeleSystems PJSC, Sponsored ADR	149,281	1,282,324
	Novatek PJSC, GDR	20,342	4,526,644
	Novatek PJSC, GDR	316	70,342
	Novolipetsk Steel PJSC, GDR	165,121	5,793,059
	Novolipetsk Steel PJSC, GDR	323	11,331
	PhosAgro PJSC, GDR	284,627	5,415,981
	PhosAgro PJSC, GDR	3,734	71,058
	Polyus PJSC, GDR	6,695	644,729
	Ros Agro P.L.C., GDR	135,725	1,974,066
	Ros Agro P.L.C., GDR	564	8,223
	Rosneft Oil Co. PJSC, GDR	9,094	66,914
	Rosneft Oil Co. PJSC, GDR	2,466,636	18,148,109
	Rostelecom PJSC, Sponsored ADR	240,907	1,885,097
	Rostelecom PJSC, Sponsored ADR	164,180	1,287,802
	RusHydro PJSC, ADR	556	601
	RusHydro PJSC, ADR	4,546,019	4,873,023
	Sberbank of Russia PJSC, Sponsored ADR	3,020,548	50,266,422
	Severstal PAO, GDR	284,906	7,011,575
	Severstal PAO, GDR	1,124	27,650
	Tatneft PJSC, Sponsored ADR	385,847	15,380,951
	Tatneft PJSC, Sponsored ADR	1,571	62,691
*	VEON, Ltd., ADR	1,741,608	3,047,814
	VTB Bank PJSC, GDR	3,938,248	5,134,916
	VTB Bank PJSC, GDR	3,691,879	4,821,594
	X5 Retail Group NV, GDR	219,793	7,115,559
	X5 Retail Group NV, GDR	650	21,047
TOTAL RUSSIA			278,668,465
SAUDI ARABIA — (2.8%)
	Abdullah Al Othaim Markets Co.	209,099	6,579,579
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	28,633	395,767
	Advanced Petrochemical Co.	380,210	7,521,397
*	Al Alamiya for Cooperative Insurance Co.	134,922	1,177,732
	Al Babtain Power & Telecommunication Co.	188,507	2,028,176
*	Al Etihad Cooperative Insurance Co.	229,079	1,484,521
*	Al Gassim Investment Holding Co.	6,913	58,075
	Al Hammadi Co. for Development and Investment	310,733	3,334,613
*	Al Hassan Ghazi Ibrahim Shaker Co.	196,133	1,714,221
*	Al Jouf Cement Co.	681,829	2,552,123
*	Al Kathiri Holding Co.	35,045	789,860
	Al Khaleej Training and Education Co.	252,745	2,001,372
	Al Moammar Information Systems Co.	114,190	4,695,870
	Al Rajhi Bank	2,676,919	79,197,294
*	Al Rajhi Co. for Co-operative Insurance	175,384	4,287,526
*	Al Sagr Cooperative Insurance Co.	133,735	671,986
	Al Yamamah Steel Industries Co.	186,662	2,684,942
*	AlAbdullatif Industrial Investment Co.	283,480	2,684,606
*	Alahli Takaful Co.	56,359	578,080
	Alandalus Property Co.	272,192	2,200,350
	Alaseel Co.	51,255	1,193,026
	Aldrees Petroleum and Transport Services Co.	202,177	3,676,687
	Alinma Bank	5,222,110	30,219,737
*	AlJazira Takaful Ta'awuni Co.	230,758	1,952,745
*	Allianz Saudi Fransi Cooperative Insurance Co.	248,078	1,768,602

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Almarai Co. JSC	785,684	$12,325,447
*	Alujain Holding	41,334	680,877
	Arab National Bank	539,257	3,232,233
	Arabian Cement Co.	481,398	5,988,537
	Arabian Centres Co., Ltd.	506,493	3,428,307
	Arabian Pipes Co.	137,630	782,142
*	Arabian Shield Cooperative Insurance Co.	234,272	1,494,469
	Arriyadh Development Co.	981,989	7,530,109
*	Aseer Trading Tourism & Manufacturing Co.	539,136	3,753,633
	Astra Industrial Group	305,110	3,821,366
*	AXA Cooperative Insurance Co.	233,983	2,674,253
	Baazeem Trading Co.	5,626	218,621
*	Bank AlBilad	1,624,040	15,887,825
*	Bank Al-Jazira	3,735,385	19,270,503
	Banque Saudi Fransi	428,800	4,234,523
*	Basic Chemical Industries, Ltd.	107,210	1,188,075
*	Batic Investments and Logistic Co.	49,494	522,098
	Bawan Co.	215,746	2,291,690
	Bupa Arabia for Cooperative Insurance Co.	224,219	8,245,033
*	Buruj Cooperative Insurance Co.	117,616	978,894
*	Chubb Arabia Cooperative Insurance Co.	96,055	855,071
	City Cement Co.	642,676	5,276,894
	Co. for Cooperative Insurance (The)	346,368	7,791,221
	Dallah Healthcare Co.	178,674	3,679,942
*	Dar Al Arkan Real Estate Development Co.	5,977,938	16,782,138
	Dr Sulaiman Al Habib Medical Services Group Co.	17,319	788,183
*	Dur Hospitality Co.	458,969	4,176,355
	Eastern Province Cement Co.	333,746	4,392,604
	Electrical Industries Co.	133,853	1,240,171
*	Emaar Economic City	3,813,903	13,804,250
	Etihad Etisalat Co.	2,037,051	17,495,860
	Fitaihi Holding Group	229,575	2,097,088
*	Gulf Union Cooperative Insurance Co.	76,923	436,449
	Hail Cement Co.	516,672	2,630,892
	Halwani Brothers Co.	112,468	3,126,127
	Herfy Food Services Co.	129,576	2,309,108
	Jarir Marketing Co.	177,929	9,544,110
*	Jazan Energy and Development Co.	179,806	1,278,950
*	L'Azurde Co. for Jewelry	48,761	353,602
*	Leejam Sports Co. JSC	116,717	2,333,114
	Maharah Human Resources Co., Ltd.	166,826	3,407,485
*	Malath Cooperative Insurance Co.	129,275	1,175,328
*	Mediterranean & Gulf Insurance & Reinsurance Co. (The)	236,701	1,591,700
*	Methanol Chemicals Co.	309,040	2,489,304
*	Middle East Healthcare Co.	236,525	2,413,957
*	Middle East Paper Co.	278,785	2,822,461
*	Middle East Specialized Cables Co.	40,829	275,304
*	Mobile Telecommunications Co. Saudi Arabia	4,322,304	16,349,046
	Mouwasat Medical Services Co.	115,903	5,575,358
	Najran Cement Co.	838,733	5,304,559
*	Nama Chemicals Co.	142,297	1,832,214
*	National Agriculture Development Co. (The)	359,322	3,757,109
*	National Co., for Glass Manufacturing (The)	157,748	1,790,014
	National Co., for Learning & Education	44,485	742,568
	National Gas & Industrialization Co.	167,713	2,002,580
	National Gypsum	102,046	1,380,692
*	National Industrialization Co.	2,998,424	17,282,461
	National Medical Care Co.	134,953	2,532,439
	National Petrochemical Co.	363,467	4,491,836

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Northern Region Cement Co.	897,092	$4,434,264
	Qassim Cement Co. (The)	236,490	5,431,418
*	Rabigh Refining & Petrochemical Co.	1,649,767	11,361,382
	Riyad Bank	2,361,462	16,527,095
	SABIC Agri-Nutrients Co.	388,138	13,266,484
	Sahara International Petrochemical Co.	1,682,017	15,028,664
*	Salama Cooperative Insurance Co.	128,935	940,123
*	Saudi Arabian Cooperative Insurance Co.	136,644	852,739
*	Saudi Arabian Mining Co.	1,092,434	20,297,700
	Saudi Automotive Services Co.	214,971	2,073,482
	Saudi Basic Industries Corp.	1,270,994	40,882,034
*	Saudi British Bank (The)	1,370,499	11,252,531
	Saudi Cement Co.	386,032	6,677,449
*	Saudi Ceramic Co.	330,165	5,422,074
	Saudi Chemical Co., Holding.	267,616	2,962,764
	Saudi Co. For Hardware CJSC	122,135	2,315,913
	Saudi Electricity Co.	1,468,628	10,139,068
*	Saudi Ground Services Co.	211,426	1,966,854
	Saudi Industrial Investment Group	1,044,762	10,294,668
	Saudi Industrial Services Co.	261,021	3,379,657
	Saudi Investment Bank (The)	214,118	985,318
*	Saudi Kayan Petrochemical Co.	3,724,870	19,220,750
*	Saudi Marketing Co.	197,787	2,006,665
	Saudi National Bank(The)	3,042,429	44,671,699
*	Saudi Paper Manufacturing Co.	41,137	721,076
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	167,389	2,686,289
*	Saudi Printing & Packaging Co.	151,868	1,225,218
*	Saudi Public Transport Co.	516,049	3,717,564
*	Saudi Re for Cooperative Reinsurance Co.	474,710	2,316,739
*	Saudi Real Estate Co.	618,374	4,342,996
*	Saudi Research & Media Group	266,300	12,545,426
*	Saudi Steel Pipe Co.	8,624	73,313
	Saudi Telecom Co.	1,278,119	45,626,303
	Saudia Dairy & Foodstuff Co.	79,001	3,614,441
	Savola Group (The)	1,250,906	14,324,635
*	Seera Group Holding	1,317,774	7,502,524
	Southern Province Cement Co.	255,361	5,815,587
*	Tabuk Cement Co.	450,015	2,819,572
*	Takween Advanced Industries Co.	247,914	1,546,795
	Umm Al-Qura Cement Co.	353,236	3,117,451
*	United Co-operative Assurance Co.	7,031	54,090
	United Electronics Co.	166,385	5,948,940
	United International Transportation Co.	219,395	2,815,320
	United Wire Factories Co.	71,378	765,637
*	Walaa Cooperative Insurance Co.	350,268	2,301,527
*	Yamama Cement Co.	683,237	6,190,393
	Yanbu Cement Co.	291,590	3,628,560
	Yanbu National Petrochemical Co.	610,421	11,118,630
	Zahrat Al Waha For Trading Co.	60,231	1,472,354
*	Zamil Industrial Investment Co.	287,678	3,123,841
TOTAL SAUDI ARABIA			843,412,082
SOUTH AFRICA — (4.4%)
#*	Absa Group, Ltd.	4,672,153	43,466,546
	Adcock Ingram Holdings, Ltd.	461,960	1,410,881
*	Adcorp Holdings, Ltd.	391,159	161,413
	Advtech, Ltd.	4,512,654	4,435,693
	AECI, Ltd.	1,355,872	9,232,786
#	African Rainbow Minerals, Ltd.	1,176,640	23,948,365

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Afrimat, Ltd.	128,505	$517,865
#	Alexander Forbes Group Holdings, Ltd.	1,844,172	443,419
	Allied Electronics Corp., Ltd., Class A	390,373	282,419
	Alviva Holdings, Ltd.	1,103,920	987,431
#	Anglo American Platinum, Ltd.	147,645	19,325,966
	AngloGold Ashanti, Ltd., Sponsored ADR	1,854,514	37,183,006
*	Aspen Pharmacare Holdings, Ltd.	1,677,293	20,663,771
	Astral Foods, Ltd.	368,273	3,862,812
	AVI, Ltd.	1,815,953	8,984,771
	Balwin Properties, Ltd.	21,544	5,669
	Barloworld, Ltd.	2,809,693	20,727,810
*	Bid Corp., Ltd.	1,247,632	27,402,902
	Bidvest Group, Ltd. (The)	1,908,784	26,039,926
*	Blue Label Telecoms, Ltd.	3,285,003	1,016,034
#*	Brait P.L.C.	4,298,176	840,576
#	Capitec Bank Holdings, Ltd.	164,223	18,229,200
	Cashbuild, Ltd.	195,822	3,557,078
*	Caxton and CTP Publishers and Printers, Ltd.	47,312	26,435
#*	City Lodge Hotels, Ltd.	3,259,319	888,355
	Clicks Group, Ltd.	1,038,404	18,798,325
	Coronation Fund Managers, Ltd.	1,526,900	5,045,749
#*	Curro Holdings, Ltd.	618,170	496,991
	DataTec, Ltd.	3,503,626	5,629,770
	Dis-Chem Pharmacies, Ltd.	518,557	1,105,955
#*	Discovery, Ltd.	2,611,471	20,936,234
*	Distell Group Holdings, Ltd.	348,539	4,064,608
*	enX Group, Ltd.	132,524	51,914
	Exxaro Resources, Ltd.	1,825,078	22,596,008
*	Famous Brands, Ltd.	471,701	1,772,190
	FirstRand, Ltd.	14,991,431	55,611,314
#*	Foschini Group, Ltd. (The)	2,900,176	30,613,511
	Gold Fields, Ltd., Sponsored ADR	5,172,323	50,792,212
*	Grand Parade Investments, Ltd.	370,203	73,238
#*	Grindrod Shipping Holdings, Ltd.	91,890	918,215
#*	Grindrod, Ltd.	3,956,265	1,200,632
	Harmony Gold Mining Co., Ltd.	1,159,704	4,754,999
#	Harmony Gold Mining Co., Ltd., Sponsored ADR	3,556,376	14,581,142
	Hudaco Industries, Ltd.	251,825	2,201,871
#	Impala Platinum Holdings, Ltd.	4,066,677	73,307,686
#	Imperial Logistics, Ltd.	1,640,662	6,843,676
	Investec, Ltd.	1,962,374	7,321,538
	Italtile, Ltd.	481,636	526,148
#	JSE, Ltd.	716,253	5,010,355
*	KAP Industrial Holdings, Ltd.	9,505,303	2,568,490
	Kumba Iron Ore, Ltd.	204,791	10,865,044
#	Lewis Group, Ltd.	1,080,995	2,838,274
*	Liberty Holdings, Ltd.	1,269,525	7,116,705
#*	Life Healthcare Group Holdings, Ltd.	11,396,385	18,358,347
*	Long4Life, Ltd.	1,677,020	481,057
*	Massmart Holdings, Ltd.	818,898	3,221,051
	Metair Investments, Ltd.	1,551,838	2,556,830
	MiX Telematics, Ltd., Sponsored ADR	40,982	547,520
	Momentum Metropolitan Holdings	10,666,244	13,999,196
	Motus Holdings, Ltd.	203,092	1,180,327
	Mpact, Ltd.	1,430,779	2,418,377
#	Mr. Price Group, Ltd.	1,003,802	14,928,335
#*	MTN Group, Ltd.	12,175,419	87,452,743
	MultiChoice Group, Ltd.	904,538	7,490,717
*	Murray & Roberts Holdings, Ltd.	3,803,533	2,586,070

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#*	Nampak, Ltd.	5,378,922	$1,029,327
#	Naspers, Ltd., Class N	422,036	81,444,595
*	Nedbank Group, Ltd.	2,217,897	25,642,572
#	NEPI Rockcastle P.L.C.	1,299,977	8,806,079
*	Netcare, Ltd.	7,828,869	8,136,520
#	Ninety One, Ltd.	1,014,684	3,135,260
#*	Northam Platinum, Ltd.	1,705,372	26,854,836
	Oceana Group, Ltd.	719,262	3,067,258
#	Old Mutual, Ltd.	4,390,195	3,872,237
*	Omnia Holdings, Ltd.	1,517,741	5,775,300
*	Pepkor Holdings, Ltd.	116,435	166,453
	Pick n Pay Stores, Ltd.	2,158,823	7,700,694
*	PPC, Ltd.	11,864,052	2,957,390
#	PSG Group, Ltd.	876,431	4,543,800
	PSG Konsult, Ltd.	39,653	29,442
	Raubex Group, Ltd.	1,679,856	3,260,508
	RCL Foods, Ltd.	218,443	137,021
#	Reunert, Ltd.	1,660,225	5,376,505
	RFG Holdings, Ltd.	538,736	448,114
	Royal Bafokeng Platinum, Ltd.	552,294	4,373,519
	Sanlam, Ltd.	7,662,939	30,287,428
*	Santam, Ltd.	303,908	5,198,267
#*	Sappi, Ltd.	5,600,617	15,732,233
*	Sasol, Ltd.	1,488,189	22,187,339
#*	Sasol, Ltd., Sponsored ADR	721,280	10,775,923
	Shoprite Holdings, Ltd.	2,050,845	22,468,014
#	Sibanye Stillwater, Ltd.	9,957,163	43,395,228
	Sibanye Stillwater, Ltd., ADR	1,394,379	24,206,425
	SPAR Group, Ltd. (The)	1,122,618	14,088,183
#*	Spur Corp., Ltd.	574,906	720,297
	Standard Bank Group, Ltd.	6,411,631	54,037,800
#*	Steinhoff International Holdings NV	8,597,559	947,316
*	Sun International, Ltd.	2,231,983	2,748,074
*	Super Group, Ltd.	4,646,665	10,107,734
*	Telkom SA SOC, Ltd.	2,723,241	7,884,629
	Tiger Brands, Ltd.	1,241,203	16,341,804
*	Tongaat Hulett Pvt, Ltd.	700,961	323,333
	Transaction Capital, Ltd.	1,472,330	3,623,278
	Trencor, Ltd.	752,676	213,348
	Truworths International, Ltd.	2,377,283	10,039,188
*	Tsogo Sun Gaming, Ltd.	2,652,806	1,465,370
*	Tsogo Sun Hotels, Ltd.	45,493	9,301
	Vodacom Group, Ltd.	2,732,181	24,339,208
*	Wilson Bayly Holmes-Ovcon, Ltd.	619,287	4,664,868
*	Woolworths Holdings, Ltd.	5,672,242	21,645,277
TOTAL SOUTH AFRICA			1,330,711,788
SOUTH KOREA — (14.6%)
*	3S Korea Co., Ltd.	69,140	197,420
	ABco Electronics Co., Ltd.	47,446	338,610
*	Able C&C Co., Ltd.	33,758	263,422
#	ABOV Semiconductor Co., Ltd.	76,705	955,017
#*	Abpro Bio Co., Ltd.	780,310	791,761
#*	ACT Co., Ltd.	19,800	14,459
*	Actoz Soft Co., Ltd.	21,729	222,289
	Actro Co., Ltd.	1,907	14,490
*	Advanced Digital Chips, Inc.	113,317	110,567
	Advanced Nano Products Co., Ltd.	23,322	750,780
	Advanced Process Systems Corp.	41,489	1,082,100

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Aekyung Industrial Co., Ltd.	13,477	$292,724
	Aekyung Petrochemical Co., Ltd.	95,349	1,087,372
#	AfreecaTV Co., Ltd.	63,363	7,307,384
	AFW Co., Ltd.	2,116	14,073
#*	Agabang&Company	129,782	685,996
	Ahn-Gook Pharmaceutical Co., Ltd.	22,194	251,258
#	Ahnlab, Inc.	30,912	1,821,060
	AJ Networks Co., Ltd.	129,852	662,808
#*	Ajin Industrial Co., Ltd.	222,120	681,219
	AJINEXTEK Co., Ltd.	13,275	113,085
	AK Holdings, Inc.	34,481	834,221
*	Alpha Holdings, Inc.	12,267	43,640
*	Alteogen, Inc.	29,107	2,028,541
#*	ALUKO Co., Ltd.	318,003	1,319,328
*	Amicogen, Inc.	20,515	705,992
*	Aminologics Co., Ltd.	99,988	253,447
#	Amorepacific Corp.	53,321	10,278,894
#	AMOREPACIFIC Group	124,401	6,235,413
*	Amotech Co., Ltd.	32,159	843,412
*	Anam Electronics Co., Ltd.	188,961	518,853
#*	Ananti, Inc.	147,942	1,511,205
*	Apact Co., Ltd.	25,621	162,786
*	Aprogen Healthcare & Games, Inc.	243,740	185,612
*	Aprogen Medicines, Inc.	11,732	21,036
*	Aprogen pharmaceuticals, Inc.	822,950	860,258
#*	APS Holdings Corp.	73,111	1,241,175
#*	Ascendio Co., Ltd.	37,653	79,288
*	Asia Business Daily Co., Ltd. (The)	55,250	228,440
	Asia Cement Co., Ltd.	12,482	1,289,817
	ASIA Holdings Co., Ltd.	8,398	946,815
	Asia Pacific Satellite, Inc.	14,333	197,918
	Asia Paper Manufacturing Co., Ltd.	39,622	1,860,477
*	Asiana Airlines, Inc.	65,155	1,024,484
	Atec Co., Ltd.	21,173	588,276
#*	A-Tech Solution Co., Ltd.	36,570	540,990
	Atinum Investment Co., Ltd.	233,113	871,327
#*	AUK Corp.	162,034	385,849
#	Aurora World Corp.	31,833	301,761
	Austem Co., Ltd.	119,678	363,085
#	Autech Corp.	58,656	681,543
	Avaco Co., Ltd.	89,288	999,914
	Avatec Co., Ltd.	14,678	282,267
	Baiksan Co., Ltd.	48,293	460,300
#*	Barun Electronics Co., Ltd.	8,951	30,495
*	Barunson Entertainment & Arts Corp.	207,350	255,051
#	Bcworld Pharm Co., Ltd.	29,936	502,435
	BGF Co., Ltd.	254,624	1,371,041
	BGF retail Co., Ltd.	10,730	1,508,591
#	BH Co., Ltd.	168,927	2,820,113
*	BHI Co., Ltd.	32,827	154,113
#*	Binex Co., Ltd.	78,514	1,290,316
	Binggrae Co., Ltd.	29,393	1,554,703
*	Biolog Device Co., Ltd.	111,345	435,319
#*	BioSmart Co., Ltd.	70,049	441,351
*	Biotoxtech Co., Ltd.	41,407	386,369
	BIT Computer Co., Ltd.	42,093	388,444
	Bixolon Co., Ltd.	15,244	77,825
	BK Tops Co., Ltd.	1,856	13,360
*	Bluecom Co., Ltd.	81,486	758,562

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	BNK Financial Group, Inc.	1,220,942	$8,218,534
#	Boditech Med, Inc.	64,797	1,259,117
*	Bohae Brewery Co., Ltd.	385,716	381,698
	BoKwang Industry Co., Ltd.	62,071	388,833
	Bolak Co., Ltd.	39,990	86,369
	Bookook Securities Co., Ltd.	8,890	189,280
	Boryung Pharmaceutical Co., Ltd.	134,572	2,104,325
#*	Bosung Power Technology Co., Ltd.	152,717	594,569
*	Bridge Biotherapeutics, Inc.	2,081	23,338
*	Bubang Co., Ltd.	36,879	105,613
#	Bukwang Pharmaceutical Co., Ltd.	90,019	1,627,285
	Busan City Gas Co., Ltd.	5,299	281,835
	Busan Industrial Co., Ltd.	1,044	141,424
	BusinessOn Communication Co., Ltd.	2,812	54,849
	BYC Co., Ltd.	354	121,886
*	BYON Co., Ltd.	143,012	163,126
	Byucksan Corp.	191,136	707,347
*	Cafe24 Corp.	34,046	940,461
*	CammSys Corp.	337,355	622,774
	Camus Engineering & Construction, Inc.	23,726	50,027
*	Capro Corp.	245,346	1,005,815
#	Caregen Co., Ltd.	12,761	749,201
*	Carelabs Co., Ltd.	14,782	128,543
	Cell Biotech Co., Ltd.	15,137	257,776
*	Celltrion Healthcare Co., Ltd.	93,944	8,791,829
#*	Celltrion Pharm, Inc.	27,429	3,320,521
#*	Celltrion, Inc.	234,042	51,666,181
*	CENTRAL MOTEK Co., Ltd.	11,805	276,479
#*	Chabiotech Co., Ltd.	70,297	1,587,708
#	Changhae Ethanol Co., Ltd.	22,808	273,831
*	Charm Engineering Co., Ltd.	173,620	243,264
*	Cheil Bio Co., Ltd.	20,862	65,299
#	Cheil Worldwide, Inc.	361,815	7,621,608
*	Chemon, Inc.	57,194	194,439
#	Chemtronics Co., Ltd.	87,309	1,746,911
*	Chemtros Co., Ltd.	42,601	266,564
#	Cheryong Electric Co., Ltd.	36,800	224,152
#*	ChinHung International, Inc.	203,168	429,142
	Chinyang Holdings Corp.	108,748	313,446
	Chips&Media, Inc.	4,878	59,784
*	Choa Pharmaceutical Co.	83,140	358,103
	Chokwang Paint, Ltd.	41,828	304,700
#	Chong Kun Dang Pharmaceutical Corp.	36,556	4,138,369
#	Chongkundang Holdings Corp.	18,849	1,648,906
#	Choong Ang Vaccine Laboratory	25,530	382,287
*	CHOROKBAEM Co Co., Ltd.	200,784	283,350
*	Chorokbaem Media Co., Ltd.	499,529	1,120,363
	Chosun Refractories Co., Ltd.	3,426	270,085
	Chunbo Co., Ltd.	7,620	1,498,362
#	Chungdahm Learning, Inc.	41,020	1,216,045
*	CITYLABS Co., Ltd.	45,143	26,958
	CJ CheilJedang Corp.	41,017	16,675,522
	CJ Corp.	121,313	10,342,882
	CJ ENM Co., Ltd.	35,673	5,066,401
*	CJ Freshway Corp.	47,755	1,411,439
#*	CJ Logistics Corp.	36,273	5,551,100
#*	CJ Seafood Corp.	101,038	411,834
#	CKD Bio Corp.	22,227	1,099,698
#	Classys, Inc.	48,796	940,589

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Clean & Science Co., Ltd.	41,158	$817,622
#	CLIO Cosmetics Co., Ltd.	14,021	272,418
#*	Cloud Air Co., Ltd.	157,306	298,010
#*	CMG Pharmaceutical Co., Ltd.	261,029	1,095,993
*	CoAsia Corp.	33,178	295,178
*	CoAsia Optics Corp.	150,001	403,611
*	CODI-M Co., Ltd.	560,402	148,991
	Com2uSCorp	42,292	4,186,440
	Commax Co., Ltd.	60,943	433,630
*	Comtec Systems Co., Ltd.	151,511	174,760
*	Coreana Cosmetics Co., Ltd.	107,894	445,526
*	Corentec Co., Ltd.	5,051	71,431
	Cosmax BTI, Inc.	18,769	287,927
*	COSMAX NBT, Inc.	50,417	442,709
#*	Cosmax, Inc.	41,567	4,481,275
*	Cosmecca Korea Co., Ltd.	21,062	297,306
*	CosmoAM&T Co., Ltd.	69,185	2,545,671
*	Cosmochemical Co., Ltd.	47,412	543,503
	Coway Co., Ltd.	200,792	14,955,347
#	Coweaver Co., Ltd.	28,980	233,060
	Cowell Fashion Co., Ltd.	213,994	1,354,903
#*	Creative & Innovative System	130,591	1,333,958
	Crown Confectionery Co., Ltd.	19,479	211,729
	CROWNHAITAI Holdings Co., Ltd.	49,318	486,126
#*	CrystalGenomics, Inc.	153,895	1,028,501
#	CS Wind Corp.	41,880	2,998,857
*	CTC BIO, Inc.	54,395	448,480
	Cuckoo Holdings Co., Ltd.	6,369	709,020
#	Cuckoo Homesys Co., Ltd.	33,059	1,301,805
*	Curexo, Inc.	9,638	79,168
*	Curo Co., Ltd.	458,866	236,013
*	CUROCOM Co., Ltd.	105,414	141,234
	Cymechs, Inc.	29,356	515,193
*	D&C Media Co., Ltd.	3,081	124,987
#	D.I Corp.	80,638	634,568
*	DA Technology Co., Ltd.	8,114	44,336
	Dae Han Flour Mills Co., Ltd.	6,711	1,024,302
	Dae Hwa Pharmaceutical Co., Ltd.	37,256	379,614
	Dae Hyun Co., Ltd.	179,333	437,880
#	Dae Won Chemical Co., Ltd.	127,040	314,134
	Dae Won Kang Up Co., Ltd.	220,492	781,637
*	Dae Young Packaging Co., Ltd.	322,708	865,071
*	Dae Yu Co., Ltd.	13,432	111,005
#	Daea TI Co., Ltd.	256,268	1,584,738
	Daebongls Co., Ltd.	18,298	173,725
#*	Daechang Co., Ltd.	411,555	922,920
	Daechang Forging Co., Ltd.	18,020	134,477
	Daedong Corp.	137,516	1,490,832
	Daeduck Co., Ltd.	66,004	446,220
	Daeduck Electronics Co., Ltd.	81,787	1,111,314
*	Daehan New Pharm Co., Ltd.	84,566	831,267
	Daehan Steel Co., Ltd.	87,799	1,668,145
*	Dae-Il Corp.	30,719	180,583
	Daejoo Co., Ltd.	28,720	69,420
#	Daejoo Electronic Materials Co., Ltd.	40,099	2,010,675
	Daejung Chemicals & Metals Co., Ltd.	8,322	183,798
	Daekyo Co., Ltd.	103,434	429,723
	Daelim B&Co Co., Ltd.	63,415	463,987
*	Daemyung Sonoseason Co., Ltd.	130,075	170,940

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Daeryuk Can Co., Ltd.	73,845	$429,351
#	Daesang Corp.	194,483	4,592,879
	Daesang Holdings Co., Ltd.	121,302	1,177,195
*	Daesung Eltec Co., Ltd.	144,906	156,539
	Daesung Energy Co., Ltd.	13,173	73,182
*	Daesung Fine Tech Co., Ltd.	63,349	145,022
	Daesung Holdings Co., Ltd.	19,133	635,818
*	Daesung Industrial Co., Ltd.	102,667	441,346
*	Daesung Private Equity, Inc.	60,041	235,970
*	Daewon Cable Co., Ltd.	42,694	98,334
*	Daewon Media Co., Ltd.	44,582	1,327,519
	Daewon Pharmaceutical Co., Ltd.	113,210	1,557,282
	Daewon San Up Co., Ltd.	74,525	542,128
#*	Daewoo Electronic Components Co., Ltd.	117,721	256,599
#*	Daewoo Engineering & Construction Co., Ltd.	864,251	5,600,744
#*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	221,872	6,284,461
#	Daewoong Co., Ltd.	76,207	2,454,188
#	Daewoong Pharmaceutical Co., Ltd.	9,577	1,422,220
*	Dahaam E-Tec Co., Ltd.	1,420	67,775
	Daihan Pharmaceutical Co., Ltd.	43,089	1,213,533
	Daishin Information & Communication	67,690	146,685
	Daishin Securities Co., Ltd.	218,995	3,414,340
#*	Danal Co., Ltd.	227,028	1,483,073
#	Danawa Co., Ltd.	37,501	981,403
	Daou Data Corp.	128,774	1,587,855
	Daou Technology, Inc.	221,230	5,142,302
*	Dasan Networks, Inc.	120,068	1,037,309
#	Dawonsys Co., Ltd.	86,912	1,432,888
#*	Dayou Automotive Seat Technology Co., Ltd.	397,667	477,340
*	Dayou Plus Co., Ltd.	397,817	510,048
	DB Financial Investment Co., Ltd.	254,590	1,507,249
#	DB HiTek Co., Ltd.	159,454	8,485,821
#	DB Insurance Co., Ltd.	394,302	19,590,862
*	DB, Inc.	744,696	807,848
	DCM Corp.	29,903	510,175
	Dentium Co., Ltd.	14,000	880,077
#	Deutsch Motors, Inc.	184,790	1,418,527
#*	Development Advance Solution Co., Ltd.	31,713	178,507
	Device ENG Co., Ltd.	5,847	192,090
*	Dexter Studios Co., Ltd.	13,549	135,014
	DGB Financial Group, Inc.	1,059,765	8,691,261
	DHP Korea Co., Ltd.	62,019	429,526
	DI Dong Il Corp.	11,564	3,037,397
	Digital Chosun Co., Ltd.	58,393	192,878
	Digital Daesung Co., Ltd.	28,947	221,775
*	Digital Imaging Technology Co., Ltd.	6,500	65,283
#	Digital Power Communications Co., Ltd.	169,180	1,937,323
*	DIO Corp.	47,458	2,019,840
#	Display Tech Co., Ltd.	15,091	76,390
	DL Construction Co., Ltd.	18,618	542,806
*	DL E&C Co., Ltd.	94,526	12,050,260
#	DL Holdings Co., Ltd.	75,397	5,181,013
	DMS Co., Ltd.	102,584	747,749
	DNF Co., Ltd.	22,732	591,424
	Dohwa Engineering Co., Ltd.	4,996	39,351
	Dong A Eltek Co., Ltd.	49,726	541,039
	Dong Ah Tire & Rubber Co., Ltd.	29,142	311,908
	Dong-A Hwasung Co., Ltd.	21,862	259,255
	Dong-A Socio Holdings Co., Ltd.	6,581	719,145

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dong-A ST Co., Ltd.	21,928	$1,559,344
#	Dong-Ah Geological Engineering Co., Ltd.	84,428	1,568,936
#*	Dongbang Transport Logistics Co., Ltd.	122,253	671,840
	Dongbu Corp.	65,579	811,017
#	Dongil Industries Co., Ltd.	12,557	1,191,014
#	Dongjin Semichem Co., Ltd.	243,568	6,208,847
	Dongkoo Bio & Pharma Co., Ltd.	32,960	267,599
	DongKook Pharmaceutical Co., Ltd.	114,750	2,518,488
	Dongkuk Industries Co., Ltd.	285,557	947,866
	Dongkuk Steel Mill Co., Ltd.	462,040	8,528,491
#	Dongkuk Structures & Construction Co., Ltd.	143,610	763,990
#	Dongsuh Cos., Inc.	67,390	1,778,495
	Dongsung Chemical Co., Ltd.	232,300	1,225,408
	Dongsung Finetec Co., Ltd.	59,725	636,397
#*	Dongwha Enterprise Co., Ltd.	29,398	1,909,699
#	Dongwha Pharm Co., Ltd.	99,438	1,270,138
	Dongwon Development Co., Ltd.	399,421	2,238,658
	Dongwon F&B Co., Ltd.	9,285	1,790,876
	Dongwon Industries Co., Ltd.	12,703	2,684,139
	Dongwon Systems Corp.	34,291	1,287,172
*	Dongwoo Farm To Table Co., Ltd.	15,270	43,499
	Dongwoon Anatech Co., Ltd.	27,811	169,362
	Dongyang E&P, Inc.	46,307	735,177
*	Dongyang Steel Pipe Co., Ltd.	197,431	314,548
*	Doosan Bobcat, Inc.	136,980	5,502,314
#	Doosan Co., Ltd.	47,691	4,018,513
#*	Doosan Fuel Cell Co., Ltd.	131,483	5,619,856
*	Doosan Heavy Industries & Construction Co., Ltd.	1,202,098	22,735,977
#*	Doosan Infracore Co., Ltd.	370,016	5,197,266
#	DoubleUGames Co., Ltd.	62,404	3,304,939
	Douzone Bizon Co., Ltd.	84,506	6,153,332
	DRB Holding Co., Ltd.	31,713	203,339
*	Dream Security Co., Ltd.	47,562	220,122
	Dreamtech Co., Ltd.	93,541	1,034,279
#*	Dreamus Co.	34,638	164,717
	Drgem Corp.	15,105	171,693
*	DRTECH Corp.	65,035	89,468
*	DSK Co., Ltd.	16,109	150,179
	DTR Automotive Corp.	35,869	1,245,173
*	Duksan Hi-Metal Co., Ltd.	15,631	214,645
#*	Duksan Neolux Co., Ltd.	57,947	3,088,760
	DY Corp.	120,530	601,539
	DY POWER Corp.	65,903	964,587
	DYPNF Co., Ltd.	5,346	184,563
*	E Investment&Development Co., Ltd.	1,364,762	629,033
#*	E& Corp. Co., Ltd.	39,354	362,797
*	E&M Co., Ltd. (The)	90,732	76,986
	E1 Corp.	19,152	932,005
	Eagle Veterinary Technology Co., Ltd.	13,501	99,233
	Eagon Industrial, Ltd.	26,278	349,842
	Easy Bio, Inc.	154,386	907,633
#	Easy Holdings Co., Ltd.	289,666	1,298,317
#	Echo Marketing, Inc.	48,780	1,071,339
*	EcoBio Holdings Co., Ltd.	30,883	257,819
	Ecopro BM Co., Ltd.	9,689	2,442,467
	Ecopro Co., Ltd.	78,275	4,905,001
#*	Ecopro HN Co., Ltd.	64,059	5,953,390
	e-Credible Co., Ltd.	8,423	152,737
	Eehwa Construction Co., Ltd.	22,703	159,398

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	EG Corp.	12,698	$147,724
*	Ehwa Technologies Information Co., Ltd.	276,300	549,777
*	Elcomtec Co., Ltd.	135,076	186,148
	Elentec Co., Ltd.	53,227	338,389
	e-LITECOM Co., Ltd.	32,562	286,364
	E-MART, Inc.	64,566	9,470,322
#*	EMKOREA Co., Ltd.	90,778	390,823
*	EM-Tech Co., Ltd.	64,472	1,189,379
#*	EMW Co., Ltd.	94,607	42,872
*	Enex Co., Ltd.	121,879	319,833
#	ENF Technology Co., Ltd.	85,541	2,549,715
*	Enplus Co., Ltd.	59,008	196,014
#	Eo Technics Co., Ltd.	21,133	2,130,875
*	e-Starco Co., Ltd.	52,487	184,769
	Estechpharma Co., Ltd.	52,748	553,687
*	ESTsoft Corp.	17,169	235,381
*	E-TRON Co., Ltd.	1,461,912	876,826
#	Eugene Corp.	407,293	1,900,838
	Eugene Investment & Securities Co., Ltd.	626,404	2,186,769
#	Eugene Technology Co., Ltd.	51,018	2,025,203
	Eusu Holdings Co., Ltd.	82,415	461,696
*	EV Advanced Material Co., Ltd.	25,329	114,480
	Ewon Comfortech Co., Ltd.	3,238	23,872
*	E-World	68,625	204,493
*	Exax, Inc.	148,256	308,834
*	Exem Co., Ltd.	46,689	197,288
	Exicon Co., Ltd.	16,129	205,394
*	F&F Co., Ltd.	16,346	8,526,327
#	F&F Holdings Co., Ltd.	16,510	535,851
*	Fantagio Corp.	815,512	86,503
	Farmsco	72,024	451,463
	FarmStory Co., Ltd.	104,260	248,436
	Fila Holdings Corp.	255,580	11,616,520
*	Fine DNC Co., Ltd.	47,807	108,111
#	Fine Semitech Corp.	90,675	2,094,054
*	Fine Technix Co., Ltd.	39,139	291,948
*	Finetek Co., Ltd.	82,202	112,868
*	Firstec Co., Ltd.	71,326	156,753
*	Foosung Co., Ltd.	221,721	2,551,876
	Fursys, Inc.	12,434	388,229
*	FutureChem Co., Ltd.	28,166	383,564
*	Futurestream Networks Co., Ltd.	165,588	161,781
*	G.U.ON Co., Ltd.	128,715	47,209
	Gabia, Inc.	40,503	565,381
	Galaxia Moneytree Co., Ltd.	29,422	179,626
*	Gamevil, Inc.	19,646	604,265
	Gaon Cable Co., Ltd.	12,454	372,987
*	Gemvaxlink Co., Ltd.	247,214	375,740
*	Genematrix, Inc.	35,405	382,741
#*	Genexine, Inc.	18,859	1,373,979
*	Genie Music Corp.	61,071	332,013
	Genoray Co., Ltd.	16,685	146,062
	Geumhwa PSC Co., Ltd.	2,366	68,142
*	Gigalane Co., Ltd.	22,598	46,281
#	Global Standard Technology Co., Ltd.	59,859	1,572,356
#*	GMB Korea Corp.	62,781	372,020
	GnCenergy Co., Ltd.	35,497	169,966
#*	GNCO Co., Ltd.	343,226	301,515
	GOLFZON Co., Ltd.	22,537	2,949,186

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Golfzon Newdin Holdings Co., Ltd.	155,291	$1,241,893
*	Good People Co., Ltd.	56,672	38,984
#*	Grand Korea Leisure Co., Ltd.	130,529	1,807,317
	Green Cross Cell Corp.	11,917	410,996
	Green Cross Corp.	10,559	2,686,500
#	Green Cross Holdings Corp.	78,818	2,163,458
	Green Cross LabCell Corp.	23,218	1,952,885
*	Green Cross Medical Science Corp.	18,639	181,142
	Green Cross Wellbeing Corp.	4,443	42,296
*	Green Non-Life Insurance Co., Ltd.	14,915	0
	GS Engineering & Construction Corp.	381,827	14,644,682
#*	GS Global Corp.	370,284	873,786
	GS Holdings Corp.	372,790	13,879,065
	GS Retail Co., Ltd.	285,783	8,777,100
*	G-treeBNT Co., Ltd.	59,346	527,815
	Gwangju Shinsegae Co., Ltd.	3,500	564,826
	Haatz, Inc.	16,516	168,447
	Hae In Corp.	15,042	87,908
	HAESUNG DS Co., Ltd.	54,775	2,091,770
	Haitai Confectionery & Foods Co., Ltd.	40,768	362,060
#	Halla Corp.	171,933	837,600
	Halla Holdings Corp.	52,417	2,099,289
*	Han Chang Corp.	124,544	193,190
	Han Kuk Carbon Co., Ltd.	148,693	1,503,266
	Hana Financial Group, Inc.	1,014,001	38,256,837
*	Hana Micron, Inc.	221,060	3,023,377
	Hana Pharm Co., Ltd.	10,113	189,234
*	Hanall Biopharma Co., Ltd.	76,301	1,475,387
	HanChang Paper Co., Ltd.	165,675	354,846
*	Hancom MDS, Inc.	13,827	274,725
*	Hancom, Inc.	81,461	1,669,039
	Handok, Inc.	40,605	942,008
	Handsome Co., Ltd.	102,866	3,507,894
	Hanil Holdings Co., Ltd.	70,534	825,571
	Hanil Hyundai Cement Co., Ltd.	10,024	319,107
#*	Hanjin Heavy Industries & Construction Co., Ltd.	118,080	821,828
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	9,351	45,608
#*	Hanjin Kal Corp.	14,027	792,802
#	Hanjin Transportation Co., Ltd.	64,178	2,280,367
	Hankook & Company Co., Ltd.	865	13,525
*	Hankook Cosmetics Manufacturing Co., Ltd.	5,885	168,407
	Hankook Shell Oil Co., Ltd.	5,183	1,235,082
	Hankook Tire & Technology Co., Ltd.	460,011	19,362,029
*	Hankuk Steel Wire Co., Ltd.	36,302	186,646
	Hanla IMS Co., Ltd.	4,352	30,871
	Hanmi Pharm Co., Ltd.	11,238	3,129,174
#	Hanmi Science Co., Ltd.	20,050	1,248,715
	Hanmi Semiconductor Co., Ltd.	80,009	2,554,417
	HanmiGlobal Co., Ltd.	60,298	588,077
	Hanon Systems	605,874	8,238,169
*	Hans Biomed Corp.	34,558	484,595
#	Hansae Co., Ltd.	79,799	1,457,378
#	Hansae Yes24 Holdings Co., Ltd.	106,208	1,020,888
	Hanshin Construction	73,802	1,476,910
#	Hanshin Machinery Co.	130,040	428,192
#	Hansol Chemical Co., Ltd.	45,571	10,611,027
	Hansol Holdings Co., Ltd.	401,909	1,534,934
#*	Hansol HomeDeco Co., Ltd.	481,896	973,232
	Hansol Paper Co., Ltd.	172,203	2,398,264

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hansol Technics Co., Ltd.	195,654	$1,411,918
#	Hanssem Co., Ltd.	34,741	3,629,151
	Hanwha Aerospace Co., Ltd.	228,050	10,287,022
	Hanwha Corp.	325,907	8,467,773
*	Hanwha General Insurance Co., Ltd.	517,920	2,084,429
*	Hanwha Investment & Securities Co., Ltd.	765,510	3,073,908
#	Hanwha Life Insurance Co., Ltd.	1,932,465	5,708,273
#*	Hanwha Solutions Corp.	533,534	18,156,345
	Hanyang Eng Co., Ltd.	87,410	1,286,364
	Hanyang Securities Co., Ltd.	11,785	161,958
*	Harim Co., Ltd.	208,762	576,751
	Harim Holdings Co., Ltd.	127,655	1,088,133
*	HB SOLUTION Co., Ltd.	18,954	475,325
#	HB Technology Co., Ltd.	253,292	685,988
	HDC Hyundai Development Co. Engineering & Construction, Class E	60,334	1,631,024
	HDC Hyundai Engineering Plastics Co., Ltd.	103,147	529,181
#	HDC I-Controls Co., Ltd.	22,652	277,053
#*	Helixmith Co., Ltd.	33,831	830,064
*	Heung-A Shipping Co., Ltd.	104,579	17,593
*	Heungkuk Fire & Marine Insurance Co., Ltd.	157,831	568,654
*	HFR, Inc.	8,592	166,990
	High Tech Pharm Co., Ltd.	23,431	365,966
	HIMS Co., Ltd.	9,239	88,958
#	Hite Jinro Co., Ltd.	140,592	4,214,251
	Hitejinro Holdings Co., Ltd.	49,977	661,735
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	161,365	835,247
#*	HLB Life Science Co., Ltd.	209,310	1,912,529
*	HLB POWER Co., Ltd.	44,657	96,081
#*	HLB, Inc.	103,089	3,236,526
	HLscience Co., Ltd.	3,955	137,017
#*	HMM Co., Ltd.	448,173	15,612,606
*	Home Center Holdings Co., Ltd.	247,482	262,691
*	Homecast Co., Ltd.	85,344	293,468
#	Hotel Shilla Co., Ltd.	60,639	4,935,063
	HS Industries Co., Ltd.	358,795	2,289,607
*	HSD Engine Co., Ltd.	104,384	772,958
	Huchems Fine Chemical Corp.	118,372	2,525,783
*	Hugel, Inc.	13,778	2,871,125
*	Humax Co., Ltd.	101,677	458,468
	Humedix Co., Ltd.	31,665	924,373
*	Huneed Technologies	79,988	517,678
#	Huons Co., Ltd.	56,532	2,981,555
	Huons Global Co., Ltd.	45,418	2,577,088
#	Huvis Corp.	133,799	1,373,809
#	Huvitz Co., Ltd.	57,550	474,295
#	Hwa Shin Co., Ltd.	95,901	821,335
#	Hwacheon Machine Tool Co., Ltd.	3,319	106,938
#*	Hwail Pharm Co., Ltd.	193,972	607,552
#	Hwangkum Steel & Technology Co., Ltd.	61,355	532,823
	Hwaseung Corp Co., Ltd.	213,558	594,842
#	Hwaseung Enterprise Co., Ltd.	55,525	782,422
*	Hwaseung R&A Co., Ltd.	78,976	441,262
	HwaSung Industrial Co., Ltd.	73,583	826,108
	Hy-Lok Corp.	58,543	879,477
*	Hyosung Advanced Materials Corp.	15,504	8,303,266
*	Hyosung Chemical Corp.	18,064	6,176,706
	Hyosung Corp.	45,067	4,807,216
	Hyosung TNC Corp.	12,992	10,077,176
	HyosungITX Co., Ltd.	8,136	164,904

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Autoever Corp.	3,618	$403,668
	Hyundai Bioland Co., Ltd.	41,103	757,363
#	Hyundai BNG Steel Co., Ltd.	85,559	1,668,818
*	Hyundai Construction Equipment Co., Ltd.	82,893	4,084,958
	Hyundai Corp Holdings, Inc.	28,838	375,992
#	Hyundai Corp.	49,866	850,164
	Hyundai Department Store Co., Ltd.	62,528	4,355,729
*	Hyundai Electric & Energy System Co., Ltd.	90,416	1,853,663
	Hyundai Elevator Co., Ltd.	89,125	4,189,735
	Hyundai Energy Solutions Co., Ltd.	862	22,632
	Hyundai Engineering & Construction Co., Ltd.	231,117	11,007,656
	Hyundai Ezwel Co., Ltd.	36,910	392,311
	Hyundai Futurenet Co., Ltd.	294,319	1,178,692
	Hyundai Glovis Co., Ltd.	96,034	16,275,896
	Hyundai Greenfood Co., Ltd.	291,096	2,548,040
	Hyundai Heavy Industries Holdings Co., Ltd.	165,085	9,845,875
	Hyundai Home Shopping Network Corp.	40,309	2,850,958
	Hyundai HT Co., Ltd.	42,954	377,993
	Hyundai Livart Furniture Co., Ltd.	86,141	1,459,257
	Hyundai Marine & Fire Insurance Co., Ltd.	592,001	13,356,396
#*	Hyundai Mipo Dockyard Co., Ltd.	95,906	7,009,445
	Hyundai Mobis Co., Ltd.	125,992	29,272,339
	Hyundai Motor Co.	249,886	47,557,029
	Hyundai Motor Securities Co., Ltd.	124,275	1,380,311
	Hyundai Pharmaceutical Co., Ltd.	54,210	309,405
#*	Hyundai Rotem Co., Ltd.	190,050	4,114,750
	Hyundai Steel Co.	301,346	14,175,161
#	Hyundai Wia Corp.	102,644	8,761,323
*	Hyungji Elite, Inc.	62,811	254,776
	Hyungkuk F&B Co., Ltd.	31,975	122,373
#	HyVision System, Inc.	47,645	776,851
*	I&C Technology Co., Ltd.	23,375	93,572
	i3system, Inc.	20,792	353,293
#*	iA, Inc.	623,338	629,812
	ICD Co., Ltd.	65,269	855,604
*	iCRAFT Co., Ltd.	18,151	107,977
#*	Icure Pharm, Inc.	3,261	117,308
	IDIS Holdings Co., Ltd.	6,345	77,275
*	IHQ, Inc.	567,618	906,408
*	Il Dong Pharmaceutical Co., Ltd.	37,971	502,987
	Iljin Diamond Co., Ltd.	17,918	738,005
*	Iljin Display Co., Ltd.	62,856	231,201
	Iljin Electric Co., Ltd.	86,144	484,855
	Iljin Holdings Co., Ltd.	104,126	540,009
#	Iljin Materials Co., Ltd.	35,973	2,519,376
	Iljin Power Co., Ltd.	26,649	250,426
#	Ilshin Spinning Co., Ltd.	10,804	938,701
#*	Ilshin Stone Co., Ltd.	134,868	367,089
	ilShinbiobase Co., Ltd.	80,228	428,664
	Ilsung Pharmaceuticals Co., Ltd.	3,744	267,602
#	Ilyang Pharmaceutical Co., Ltd.	61,164	1,786,637
*	IM Co., Ltd.	118,926	135,355
	iMarketKorea, Inc.	110,659	1,160,414
	InBody Co., Ltd.	68,482	1,735,265
*	INCON Co., Ltd.	15,665	33,729
*	Incross Co., Ltd.	9,948	448,328
	Industrial Bank of Korea	1,156,649	10,348,838
#*	Infinitt Healthcare Co., Ltd.	44,793	331,244
*	Infinity NT Co., Ltd.	348,388	110,513

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	InfoBank Corp.	9,752	$99,418
	INITECH Co., Ltd.	30,861	196,393
*	INNO Instrument, Inc.	63,674	121,717
	Innocean Worldwide, Inc.	29,242	1,561,318
	Innometry Co., Ltd.	863	12,492
	InnoWireless, Inc.	21,914	897,360
#*	Innox Advanced Materials Co., Ltd.	55,676	3,449,018
*	Inscobee, Inc.	138,198	436,002
#*	Insun ENT Co., Ltd.	84,076	918,661
*	Insung Information Co., Ltd.	20,573	52,266
	Intekplus Co., Ltd.	19,893	463,042
	Intellian Technologies, Inc.	11,677	600,412
	Intelligent Digital Integrated Security Co., Ltd.	20,066	444,377
*	Interflex Co., Ltd.	52,039	645,380
	Interojo Co., Ltd.	57,041	1,486,532
	Interpark Corp.	233,731	1,717,012
	INTOPS Co., Ltd.	96,905	2,394,878
*	IntroMedic Co., Ltd.	18,295	71,963
*	iNtRON Biotechnology, Inc.	69,559	1,464,689
	Inzi Controls Co., Ltd.	42,989	582,931
	INZI Display Co., Ltd.	124,958	348,856
*	Iones Co., Ltd.	61,514	510,188
#	IS Dongseo Co., Ltd.	96,812	4,599,065
	ISC Co., Ltd.	53,055	1,202,141
	i-SENS, Inc.	58,633	1,654,954
	ISU Chemical Co., Ltd.	105,222	1,080,729
*	IsuPetasys Co., Ltd.	118,399	384,151
*	ITCEN Co., Ltd.	28,459	145,082
	ITM Semiconductor Co., Ltd.	1,621	67,292
	It's Hanbul Co., Ltd.	16,497	357,101
*	Jaeyoung Solutec Co., Ltd.	142,634	141,389
#*	Jahwa Electronics Co., Ltd.	89,186	1,538,930
#	JASTECH, Ltd.	37,761	259,668
*	Jayjun Cosmetic Co., Ltd.	176,594	289,219
	JB Financial Group Co., Ltd.	1,374,752	9,239,379
	JC Hyun System, Inc.	45,010	314,657
*	Jcontentree Corp.	18,689	791,444
	Jeil Pharmaceutical Co., Ltd.	880	31,845
*	Jeju Air Co., Ltd.	252	4,915
*	Jeju Semiconductor Corp.	83,002	420,288
#*	Jeongsan Aikang Co., Ltd.	125,996	298,267
#	Jinro Distillers Co., Ltd.	10,945	307,812
	Jinsung T.E.C.	55,826	609,156
	JLS Co., Ltd.	38,347	238,446
*	JNK Heaters Co., Ltd.	62,512	361,361
*	JNTC Co., Ltd.	42,727	357,227
*	Jooyontech Co., Ltd.	83,454	118,467
*	JoyCity Corp.	36,445	371,159
*	Jungdawn Co., Ltd.	51,190	172,526
#*	Jusung Engineering Co., Ltd.	176,373	2,189,511
#	JVM Co., Ltd.	30,718	462,140
#	JW Holdings Corp.	125,649	484,817
	JW Life Science Corp.	35,153	561,527
	JW Pharmaceutical Corp.	40,096	1,007,944
*	JW Shinyak Corp.	64,929	280,149
#	JYP Entertainment Corp.	180,607	6,296,344
	Kakao Corp.	168,563	21,578,579
*	Kanglim Co., Ltd.	17,922	66,383
	Kangnam Jevisco Co., Ltd.	26,553	731,058

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kangstem Biotech Co., Ltd.	38,060	$199,904
*	Kangwon Land, Inc.	265,495	5,970,392
#	KAON Media Co., Ltd.	120,767	1,859,699
	KB Financial Group, Inc.	1,155,887	51,339,721
*	KB Financial Group, Inc., ADR	433,519	19,200,557
	KC Co., Ltd.	56,156	1,227,590
	KC Green Holdings Co., Ltd.	87,283	485,981
	KC Tech Co., Ltd.	66,992	1,666,582
	KCC Corp.	27,646	8,544,721
#	KCC Engineering & Construction Co., Ltd.	64,429	571,762
	KCC Glass Corp.	73,102	4,730,300
	KCI, Ltd.	7,564	65,817
	KCO Energy, Inc.	70	0
*	KEC Corp.	325,581	660,783
#	KEPCO Engineering & Construction Co., Inc.	43,939	2,036,470
#	KEPCO Plant Service & Engineering Co., Ltd.	96,518	3,579,178
#*	KEYEAST Co., Ltd.	84,786	1,067,969
#	Kginicis Co., Ltd.	111,969	2,105,346
	KGMobilians Co., Ltd.	75,381	688,971
*	KH Electron Co., Ltd.	259,940	238,731
#*	KH FEELUX Co., Ltd.	537,540	1,529,595
#*	KH Vatec Co., Ltd.	79,037	1,514,938
	Kia Corp.	772,035	56,382,183
*	KineMaster Corp.	12,611	294,212
	KINX, Inc.	6,680	368,071
	KISCO Corp.	130,306	1,075,313
	KISCO Holdings Co., Ltd.	45,474	830,445
	KISWIRE, Ltd.	61,657	1,336,547
#	KIWOOM Securities Co., Ltd.	89,212	9,164,814
	KleanNara Co., Ltd.	65,743	373,488
	KL-Net Corp.	116,727	481,904
	KM Corp.	6,884	60,265
*	KMH Co., Ltd.	119,777	1,177,564
*	KMH Hitech Co., Ltd.	113,025	192,112
#*	KMW Co., Ltd.	40,886	1,891,860
	Kocom Co., Ltd.	25,809	183,600
#	Koentec Co., Ltd.	75,676	607,900
	Koh Young Technology, Inc.	168,805	3,590,594
#	Kolmar BNH Co., Ltd.	52,184	2,168,832
#	Kolmar Korea Co., Ltd.	28,987	1,382,806
	Kolmar Korea Holdings Co., Ltd.	50,051	1,263,510
	Kolon Corp.	50,494	1,344,500
	Kolon Global Corp.	68,716	1,450,394
	Kolon Industries, Inc.	158,006	11,128,710
*	Kolon Plastic, Inc.	69,690	451,582
	Komelon Corp.	7,669	96,585
	KoMiCo, Ltd.	21,244	1,205,562
*	Komipharm International Co., Ltd.	28,225	283,721
	Korea Aerospace Industries, Ltd.	242,168	6,834,045
*	Korea Airport Service Co., Ltd.	97	3,898
#	Korea Alcohol Industrial Co., Ltd.	74,450	897,607
	Korea Arlico Pharm Co., Ltd.	8,151	66,225
	Korea Asset In Trust Co., Ltd.	255,135	1,009,317
	Korea Business News Co., Ltd.	16,872	120,212
	Korea Cast Iron Pipe Industries Co., Ltd.	29,890	265,262
#*	Korea Circuit Co., Ltd.	61,216	809,740
	Korea District Heating Corp.	17,444	642,455
	Korea Electric Power Corp., Sponsored ADR	672,517	7,243,008
	Korea Electric Power Corp.	328,559	7,121,420

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Electric Terminal Co., Ltd.	47,531	$3,915,393
	Korea Electronic Certification Authority, Inc.	46,611	428,405
	Korea Electronic Power Industrial Development Co., Ltd.	93,274	1,123,559
	Korea Export Packaging Industrial Co., Ltd.	9,242	224,602
	Korea Flange Co., Ltd.	151,815	432,765
*	Korea Gas Corp.	130,926	4,098,609
	Korea Industrial Co., Ltd.	10,455	37,421
*	Korea Information & Communications Co., Ltd.	43,059	370,235
	Korea Information Certificate Authority, Inc.	54,701	369,531
	Korea Investment Holdings Co., Ltd.	267,099	22,317,706
#*	Korea Line Corp.	1,388,886	3,745,522
#	Korea Petrochemical Ind Co., Ltd.	22,544	4,997,468
	Korea Ratings Corp.	175	13,008
	Korea Real Estate Investment & Trust Co., Ltd.	771,733	1,477,833
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	91,463	10,391,977
#	Korea United Pharm, Inc.	48,035	2,224,895
#	Korea Zinc Co., Ltd.	30,565	14,551,501
*	Korean Air Lines Co., Ltd.	1,171,453	30,402,223
	Korean Drug Co., Ltd.	11,632	111,898
	Korean Reinsurance Co.	602,451	4,993,009
#	Kortek Corp.	64,017	573,395
*	KOSES Co., Ltd.	16,065	146,288
*	KPM Tech Co., Ltd.	338,712	887,495
	KPX Chemical Co., Ltd.	15,304	852,139
*	KSIGN Co., Ltd.	111,591	247,768
	KSS LINE, Ltd.	136,658	1,403,619
*	KT Alpha Co., Ltd.	95,811	833,569
	KT Corp., Sponsored ADR	309,798	4,457,993
	KT Corp.	35,348	1,038,405
	KT Skylife Co., Ltd.	180,547	1,714,397
#	KT Submarine Co., Ltd.	92,378	579,525
	KT&G Corp.	340,403	24,369,384
#	KTB Investment & Securities Co., Ltd.	309,983	2,038,743
#	KTCS Corp.	235,785	636,995
	Ktis Corp.	209,053	520,492
*	Kuk Young G&M	88,852	203,917
	Kukbo Design Co., Ltd.	21,962	428,966
#	Kukdo Chemical Co., Ltd.	21,325	1,761,544
	Kukdong Corp.	102,129	314,067
	Kukdong Oil & Chemicals Co., Ltd.	45,496	183,231
#*	Kuk-il Paper Manufacturing Co., Ltd.	363,623	1,648,863
*	Kukje Pharma Co., Ltd.	31,876	196,232
*	Kum Yang Co., Ltd.	61,888	273,655
#	Kumho Petrochemical Co., Ltd.	94,050	16,660,558
#*	Kumho Tire Co., Inc.	609,813	3,548,783
	KUMHOE&C Co., Ltd.	97,708	1,063,516
	Kumkang Kind Co., Ltd.	118,779	862,652
	Kwang Dong Pharmaceutical Co., Ltd.	232,081	1,786,436
	Kwang Myung Electric Co., Ltd.	106,295	322,989
	Kyeryong Construction Industrial Co., Ltd.	64,593	1,840,171
	Kyobo Securities Co., Ltd.	117,850	876,175
	Kyongbo Pharmaceutical Co., Ltd.	55,105	641,130
	Kyung Dong Navien Co., Ltd.	35,842	2,295,953
*	Kyung Nam Pharm Co., Ltd.	20,368	125,034
	Kyung Nong Corp.	12,631	197,965
#	Kyungbang Co., Ltd.	84,291	997,284
*	Kyungchang Industrial Co., Ltd.	12,186	29,783
	KyungDong City Gas Co., Ltd.	21,115	435,000
	Kyungdong Pharm Co., Ltd.	65,234	590,763

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kyung-In Synthetic Corp.	97,671	$578,862
	L&C Bio Co., Ltd.	36,625	1,081,111
#	L&F Co., Ltd.	39,354	3,681,942
#	LB Semicon, Inc.	243,850	2,827,032
	Leadcorp, Inc. (The)	120,465	962,930
*	Leaders Cosmetics Co., Ltd.	24,125	100,492
	LEENO Industrial, Inc.	43,827	6,821,698
*	Leenos Corp.	85,201	113,743
	LF Corp.	138,946	2,229,181
	LG Chem, Ltd.	106,149	77,966,819
	LG Corp.	190,776	15,635,348
#*	LG Display Co., Ltd., ADR	512,387	4,883,048
#*	LG Display Co., Ltd.	1,624,028	31,204,306
	LG Electronics, Inc.	692,683	94,883,067
	LG HelloVision Co., Ltd.	251,531	1,592,028
	LG Household & Health Care, Ltd.	27,426	34,749,557
	LG Innotek Co., Ltd.	82,722	16,351,093
	LG Uplus Corp.	1,320,165	16,718,564
#	LIG Nex1 Co., Ltd.	48,734	1,817,748
#	Lion Chemtech Co., Ltd.	53,078	455,269
	LMS Co., Ltd.	33,118	318,720
*	Lock & Lock Co., Ltd.	87,156	1,004,455
*	Longtu Korea, Inc.	2,592	14,979
#	LOT Vacuum Co., Ltd.	57,892	860,375
#	Lotte Chemical Corp.	72,008	16,248,268
#	Lotte Chilsung Beverage Co., Ltd.	12,676	1,597,624
	Lotte Confectionery Co., Ltd.	4,033	497,763
#	Lotte Corp.	70,584	2,317,366
*	Lotte Data Communication Co.	8,090	289,715
	LOTTE Fine Chemical Co., Ltd.	153,724	9,700,167
	Lotte Food Co., Ltd.	2,883	1,098,324
#	LOTTE Himart Co., Ltd.	67,421	2,091,751
*	Lotte Non-Life Insurance Co., Ltd.	564,461	908,935
#	Lotte Shopping Co., Ltd.	40,801	3,817,771
#	LS Cable & System Asia, Ltd.	52,587	414,337
	LS Corp.	93,201	5,898,225
	LS Electric Co., Ltd.	105,020	5,937,047
*	Lumens Co., Ltd.	208,051	242,640
*	Lutronic Corp.	71,530	1,036,217
*	LVMC Holdings	333,787	1,006,559
	LX Hausys, Ltd.	58,590	5,091,868
*	LX Holdings Corp.	92,514	840,488
	LX International Corp.	223,277	6,006,497
	LX Semicon Co., Ltd.	52,466	5,476,487
	Macquarie Korea Infrastructure Fund	1,339,920	14,328,332
	Maeil Dairies Co., Ltd.	12,464	830,817
	Maeil Holdings Co., Ltd.	46,573	425,252
	MAKUS, Inc.	27,519	152,936
#*	Mando Corp.	150,869	8,110,566
#*	Maniker Co., Ltd.	735,403	433,817
#	Mcnex Co., Ltd.	69,880	2,882,036
	ME2ON Co., Ltd.	194,785	1,073,399
	Mediana Co., Ltd.	14,857	173,997
#*	Medience Co., Ltd.	37,164	150,239
*	Medipost Co., Ltd.	36,910	943,515
#	Medy-Tox, Inc.	27,799	4,891,378
*	Meerecompany, Inc.	15,910	444,042
#	MegaMD Co., Ltd.	34,084	160,711
#	MegaStudy Co., Ltd.	49,775	600,453

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	MegaStudyEdu Co., Ltd.	64,900	$4,491,592
*	Mercury Corp.	14,321	128,539
	Meritz Financial Group, Inc.	297,335	6,497,306
	Meritz Fire & Marine Insurance Co., Ltd.	500,359	11,107,547
	Meritz Securities Co., Ltd.	1,834,640	7,840,591
	META BIOMED Co., Ltd.	46,200	123,080
*	Metalabs Co., Ltd.	38,168	39,494
*	Mgame Corp.	85,404	741,734
	Mi Chang Oil Industrial Co., Ltd.	3,141	227,306
*	MiCo, Ltd.	168,474	2,035,392
	Minwise Co., Ltd.	56,145	1,007,387
	Mirae Asset Life Insurance Co., Ltd.	453,305	1,608,448
	Mirae Asset Securities Co., Ltd.	1,291,908	10,049,866
	Mirae Asset Venture Investment Co., Ltd.	61,552	464,875
*	Mirae Corp.	9,573	129,472
	Miwon Chemicals Co., Ltd.	1,485	105,196
	Miwon Commercial Co., Ltd.	3,977	726,470
	Miwon Holdings Co., Ltd.	267	30,036
	Miwon Specialty Chemical Co., Ltd.	9,978	1,541,568
	MK Electron Co., Ltd.	117,641	2,100,835
*	MNTech Co., Ltd.	113,061	449,735
*	Mobile Appliance, Inc.	78,325	291,455
#	MOM'S TOUCH&Co.	194,781	792,660
	Monalisa Co., Ltd.	53,629	228,525
	Moorim P&P Co., Ltd.	182,856	797,955
#	Moorim Paper Co., Ltd.	184,050	509,697
	Motonic Corp.	42,474	413,033
	Motrex Co., Ltd.	11,224	60,499
*	MP Daesan, Inc.	104,321	73,403
	mPlus Corp.	28,410	365,639
	Mr Blue Corp.	28,684	262,073
	Muhak Co., Ltd.	85,392	606,295
#	Multicampus Co., Ltd.	17,880	627,605
*	MyungMoon Pharm Co., Ltd.	69,474	339,934
	N2Tech Co., Ltd.	45,136	78,677
*	Naintech Co., Ltd.	35,787	128,403
#	Nam Hwa Construction Co., Ltd.	34,033	379,293
	Namhae Chemical Corp.	97,701	1,072,102
*	NamKwang Engineering & Construction Co., Ltd.	4,022	57,257
#*	Namsun Aluminum Co., Ltd.	456,303	1,669,508
	Namsung Corp.	39,569	116,853
*	Namu Tech Co., Ltd.	44,462	132,243
*	Namuga Co., Ltd.	32,504	287,074
	Namyang Dairy Products Co., Ltd.	2,107	1,107,147
*	NanoenTek, Inc.	6,498	46,069
*	Nanos Co., Ltd.	27,337	151,340
	Nasmedia Co., Ltd.	24,618	866,820
*	Nat Games Co., Ltd.	27,807	306,874
#*	Nature & Environment Co., Ltd.	118,457	259,042
	NAVER Corp.	124,187	46,806,248
*	NC& Co., Ltd.	19,756	85,696
	NCSoft Corp.	34,283	24,588,573
*	NDFOS Co., Ltd.	36,508	328,535
	NeoPharm Co., Ltd.	32,942	906,730
	Neorigin Co., Ltd.	11,739	19,646
#*	Neowiz	71,991	1,627,555
*	Neowiz Holdings Corp.	24,725	621,719
#*	NEPES Corp.	95,431	3,161,420
	Netmarble Corp.	28,980	3,498,067

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Newtree Co., Ltd.	2,515	$72,389
	Nexen Corp.	186,961	829,832
#	Nexen Tire Corp.	307,849	2,482,810
*	Nexon GT Co., Ltd.	18,389	194,792
#*	Next Entertainment World Co., Ltd.	44,760	361,436
	NextEye Co., Ltd.	189,843	281,025
*	Nexturnbioscience Co., Ltd.	35,634	225,731
	NH Investment & Securities Co., Ltd.	515,094	5,696,899
*	NHN Corp.	42,986	2,886,279
#*	NHN KCP Corp.	85,389	3,916,301
	NICE Holdings Co., Ltd.	195,645	3,174,972
	Nice Information & Telecommunication, Inc.	50,685	1,494,280
	NICE Information Service Co., Ltd.	249,980	5,217,447
	NICE Total Cash Management Co., Ltd.	144,784	928,553
*	NK Co., Ltd.	195,316	209,196
#*	NKMax Co., Ltd.	49,049	590,942
	Nong Shim Holdings Co., Ltd.	14,980	1,034,335
	Nong Woo Bio Co., Ltd.	29,169	356,506
#	NongShim Co., Ltd.	16,116	4,608,524
	Noroo Holdings Co., Ltd.	17,027	209,625
#	NOROO Paint & Coatings Co., Ltd.	73,272	768,372
#	NOVAREX Co., Ltd.	10,173	429,439
	NPC	89,214	450,119
*	NS Co., Ltd.	19,935	183,858
#	NS Shopping Co., Ltd.	97,062	1,029,878
*	NSN Co., Ltd.	77,948	90,219
*	nTels Co., Ltd.	6,889	77,303
*	Nuintek Co., Ltd.	39,134	140,382
*	NuriFlex Co., Ltd.	46,052	348,255
*	NUVOTEC Co., Ltd.	46,960	62,395
	Oceanbridge Co., Ltd.	15,321	212,097
#*	OCI Co., Ltd.	56,929	5,648,326
#*	Omnisystem Co., Ltd.	130,001	312,282
	Openbase, Inc.	89,344	455,676
	Opto Device Technology Co., Ltd.	63,837	428,731
#	OptoElectronics Solutions Co., Ltd.	37,611	1,365,175
#*	OPTRON-TEC, Inc.	133,046	994,407
*	Orbitech Co., Ltd.	60,366	378,448
#*	Orientbio, Inc.	138,146	152,648
	Orion Corp.	30,176	3,084,506
#	Orion Holdings Corp.	208,868	3,052,057
#*	OSANGJAIEL Co., Ltd.	36,313	228,353
#	Osstem Implant Co., Ltd.	78,173	8,795,883
*	Osung Advanced Materials Co., Ltd.	277,822	794,496
#	Ottogi Corp.	6,172	2,890,998
	Paik Kwang Industrial Co., Ltd.	169,605	1,034,227
*	Pan Entertainment Co., Ltd.	34,459	193,726
#	Pan Ocean Co., Ltd.	1,009,579	6,638,401
	Pang Rim Co., Ltd.	34,057	69,126
*	Pan-Pacific Co., Ltd.	215,720	439,971
#*	Paradise Co., Ltd.	156,603	2,284,794
#	Park Systems Corp.	8,045	894,194
#	Partron Co., Ltd.	335,922	2,986,818
*	Paru Co., Ltd.	54,666	60,916
	Paseco Co., Ltd.	13,267	245,098
#*	Pearl Abyss Corp.	57,820	3,722,758
	People & Technology, Inc.	67,212	1,554,213
*	PharmAbcine	8,006	75,256
	PharmaResearch Co., Ltd.	12,639	977,594

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	PharmGen Science, Inc.	51,632	$527,015
*	Pharmicell Co., Ltd.	153,962	2,249,009
#*	Philoptics Co., Ltd.	18,475	183,639
*	Phoenix Materials Co., Ltd.	44,939	50,567
	PI Advanced Materials Co., Ltd.	85,454	3,975,280
	PJ Electronics Co., Ltd.	11,504	125,571
	PLAYWITH, Inc.	24,475	243,188
	Point Engineering Co., Ltd.	69,045	222,472
*	Polaris Office Corp.	51,428	88,581
*	POLUS BioPharm, Inc.	44,171	8,820
#	Poongsan Corp.	15,027	503,701
	POSCO, Sponsored ADR	346,815	27,394,917
	POSCO	186,218	59,227,879
#	POSCO Chemical Co., Ltd.	40,116	5,384,084
#	Posco ICT Co., Ltd.	261,944	1,808,512
	Posco International Corp.	377,319	8,497,142
	Posco M-Tech Co., Ltd.	120,524	917,038
#*	Power Logics Co., Ltd.	171,065	1,296,840
*	PowerNet Technologies Corp.	22,645	112,058
#	Protec Co., Ltd.	26,109	623,378
	PS TEC Co., Ltd.	37,133	187,533
#	PSK, Inc.	54,167	2,001,867
	Pulmuone Co., Ltd.	105,860	1,787,508
*	Puloon Technology, Inc.	17,744	217,649
	Pungkuk Alcohol Industry Co., Ltd.	27,641	456,005
	Pyeong Hwa Automotive Co., Ltd.	70,469	669,617
	QSI Co., Ltd.	8,102	117,853
	Rayence Co., Ltd.	31,992	385,614
*	Redrover Co., Ltd.	124,001	36,990
#	Reyon Pharmaceutical Co., Ltd.	22,037	980,922
#	RFHIC Corp.	31,105	996,609
*	RFTech Co., Ltd.	101,888	625,404
*	RingNet Co., Ltd.	17,199	105,385
*	Robostar Co., Ltd.	12,771	284,183
*	Robotis Co., Ltd.	9,432	128,890
#	Rsupport Co., Ltd.	56,877	480,732
	S Net Systems, Inc.	58,918	385,493
#	S&S Tech Corp.	39,811	1,101,213
*	S.Y. Co., Ltd.	147,219	527,423
	S-1 Corp.	82,528	5,782,041
	Sajo Industries Co., Ltd.	14,263	859,502
	Sajodaerim Corp.	11,052	258,016
*	Sajodongaone Co., Ltd.	234,886	306,566
#*	Sam Chun Dang Pharm Co., Ltd.	33,712	1,647,023
#*	SAM KANG M&T Co., Ltd.	69,895	1,022,269
#	Sam Young Electronics Co., Ltd.	80,306	922,198
	Sam Yung Trading Co., Ltd.	88,339	1,251,642
	Sambo Corrugated Board Co., Ltd.	17,238	241,237
#*	Sambo Motors Co., Ltd.	77,790	456,432
*	Sambu Engineering & Construction Co., Ltd.	242,187	728,919
	Samchully Co., Ltd.	12,649	987,155
	Samchuly Bicycle Co., Ltd.	26,803	290,453
#	Samho Development Co., Ltd.	131,743	700,244
*	SAMHWA NETWORKS Co., Ltd.	37,921	108,807
	SAMHWA Paints Industrial Co., Ltd.	41,472	407,798
	Samick Musical Instruments Co., Ltd.	248,383	408,106
	Samick THK Co., Ltd.	36,331	423,512
	Samil Pharmaceutical Co., Ltd.	17,972	142,285
	Samji Electronics Co., Ltd.	51,364	597,468

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Samjin LND Co., Ltd.	95,857	$309,371
	Samjin Pharmaceutical Co., Ltd.	78,034	1,823,521
*	Samkee Corp.	249,407	1,015,471
#*	Sammok S-Form Co., Ltd.	29,195	381,111
#	SAMPYO Cement Co., Ltd.	212,168	1,037,534
*	Samsung Biologics Co., Ltd.	9,089	7,031,871
	Samsung C&T Corp.	167,098	20,584,066
#	Samsung Card Co., Ltd.	129,168	3,933,643
	Samsung Electro-Mechanics Co., Ltd.	240,915	40,238,963
	Samsung Electronics Co., Ltd.	17,111,392	1,169,330,776
*	Samsung Engineering Co., Ltd.	584,231	11,876,763
	Samsung Fire & Marine Insurance Co., Ltd.	134,688	25,125,772
#*	Samsung Heavy Industries Co., Ltd.	1,348,972	7,669,878
	Samsung Life Insurance Co., Ltd.	154,077	10,109,936
#*	Samsung Pharmaceutical Co., Ltd.	188,018	1,193,081
	Samsung Publishing Co., Ltd.	10,594	383,385
	Samsung SDI Co., Ltd.	45,401	29,308,103
	Samsung SDS Co., Ltd.	62,750	9,969,458
	Samsung Securities Co., Ltd.	264,678	10,197,052
	SAMT Co., Ltd.	320,421	1,176,310
#	Samwha Capacitor Co., Ltd.	41,217	2,183,292
#	Samwha Electric Co., Ltd.	16,326	481,653
	Samyang Corp.	25,145	1,392,179
#	Samyang Foods Co., Ltd.	27,260	2,175,862
	Samyang Holdings Corp.	25,027	2,370,088
	Samyang Tongsang Co., Ltd.	11,508	778,896
*	Samyoung Chemical Co., Ltd.	25,400	72,127
	Samyung ENC Co., Ltd.	15,520	111,920
#	Sang-A Frontec Co., Ltd.	27,525	1,298,654
*	Sangbo Corp.	126,479	263,293
#*	Sangsangin Co., Ltd.	298,441	2,018,196
	Sangsin Energy Display Precision Co., Ltd.	35,859	517,521
#	SaraminHR Co., Ltd.	39,297	1,691,093
	Satrec Initiative Co., Ltd.	24,782	1,141,547
	SAVEZONE I&C Corp.	104,700	325,844
*	SBI Investment Korea Co., Ltd.	208,357	370,900
*	SBS Media Holdings Co., Ltd.	204,321	397,455
#*	SBW	1,464,679	1,035,487
	SCI Information Service, Inc.	44,129	144,430
*	S-Connect Co., Ltd.	230,038	426,664
*	SD Biotechnologies Co., Ltd.	36,398	150,392
#*	SDN Co., Ltd.	201,770	531,454
	Seah Besteel Corp.	93,184	2,545,200
	SeAH Holdings Corp.	495	44,979
	SeAH Steel Corp.	14,287	1,318,440
#	SeAH Steel Holdings Corp.	12,030	818,724
	Sebang Co., Ltd.	83,997	969,389
#	Sebang Global Battery Co., Ltd.	42,017	3,196,461
#	Seegene, Inc.	107,895	6,580,492
	Sejin Heavy Industries Co., Ltd.	51,741	302,042
	Sejong Industrial Co., Ltd.	91,862	775,176
*	Sejong Telecom, Inc.	1,779,080	1,067,588
*	Sekonix Co., Ltd.	45,425	190,744
*	Selvas AI, Inc.	76,838	326,179
	Sempio Co.	3,053	147,892
	Sempio Foods Co.	8,613	428,173
	Semyung Electric Machinery Co., Ltd.	4,892	25,425
#	S-Energy Co., Ltd.	122,545	513,198
#	Seobu T&D	208,602	1,589,516

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Seohan Co., Ltd.	523,713	$959,229
*	Seojin System Co., Ltd.	27,595	997,298
*	Seoul Auction Co., Ltd.	23,287	428,198
*	Seoul Food Industrial Co., Ltd.	1,169,428	413,239
*	Seoul Pharma Co., Ltd.	20,628	164,459
#	Seoul Semiconductor Co., Ltd.	193,052	3,095,433
#	Seoul Viosys Co., Ltd.	41,139	589,519
#	Seoulin Bioscience Co., Ltd.	28,953	544,759
	SEOWONINTECH Co., Ltd.	30,019	193,865
	Seoyon Co., Ltd.	124,856	1,788,626
	Seoyon E-Hwa Co., Ltd.	36,254	252,035
	Sewha P&C, Inc.	18,342	63,112
*	Sewon E&C Co., Ltd.	445,165	404,671
	Sewon Precision Industry Co., Ltd.	8,303	10,949
	SEWOONMEDICAL Co., Ltd.	119,343	539,950
#	SFA Engineering Corp.	118,581	4,195,351
#*	SFA Semicon Co., Ltd.	400,382	2,496,428
	S-Fuelcell Co., Ltd.	8,855	265,694
*	SG Corp.	380,523	273,146
*	SG Global Co., Ltd.	42,966	115,710
	SGC e Tec E&C Co., Ltd.	10,203	657,336
#*	SH Energy & Chemical Co., Ltd.	492,639	478,021
	Shin Heung Energy & Electronics Co., Ltd.	13,747	743,931
	Shin Poong Paper Manufacturing Co., Ltd.	26,742	74,345
#	Shin Poong Pharmaceutical Co., Ltd.	35,436	1,956,088
	Shindaeyang Paper Co., Ltd.	15,591	1,314,086
	Shinhan Financial Group Co., Ltd.	1,478,212	50,101,278
*	Shinhan Financial Group Co., Ltd., ADR	293,330	9,888,154
	Shinil Electronics Co., Ltd.	224,260	440,313
	Shinsegae Engineering & Construction Co., Ltd.	20,226	788,579
	Shinsegae Food Co., Ltd.	12,767	1,086,093
#	Shinsegae International, Inc.	10,333	1,746,530
	Shinsegae, Inc.	44,588	10,325,484
	Shinsung Delta Tech Co., Ltd.	40,572	571,399
*	Shinsung E&G Co., Ltd.	295,801	678,337
#*	Shinsung Tongsang Co., Ltd.	473,213	1,644,632
	Shinwha Intertek Corp.	234,318	758,915
*	Shinwon Corp.	300,027	597,078
	Shinyoung Securities Co., Ltd.	26,629	1,490,751
*	SHOWBOX Corp.	272,156	1,030,755
*	Signetics Corp.	272,494	437,034
#	SIGONG TECH Co., Ltd.	54,078	360,632
	Silla Co., Ltd.	40,398	447,575
	SIMMTECH Co., Ltd.	125,218	2,707,663
	Simmtech Holding Co., Ltd.	22,283	57,369
	SIMPAC, Inc.	77,838	474,390
*	Sindoh Co., Ltd.	29,934	832,381
	Sinil Pharm Co., Ltd.	25,346	358,698
*	SinSin Pharmaceutical Co., Ltd.	16,393	119,891
	SK Chemicals Co., Ltd.	22,793	4,703,180
	SK D&D Co., Ltd.	26,089	839,150
#	SK Discovery Co., Ltd.	95,363	4,048,092
	SK Gas, Ltd.	6,355	644,760
	SK Hynix, Inc.	1,893,883	185,404,086
*	SK Innovation Co., Ltd.	99,025	21,846,953
#	SK Materials Co., Ltd.	20,083	7,343,299
	SK Networks Co., Ltd.	1,450,125	7,814,162
	SK Securities Co., Ltd.	2,444,970	2,072,284
	SK Telecom Co., Ltd., Sponsored ADR	28,295	822,536

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Telecom Co., Ltd.	82,399	$21,583,133
	SK, Inc.	85,829	20,030,957
	SKC Co., Ltd.	59,577	8,398,751
	SL Corp.	96,561	2,777,199
*	SM Culture & Contents Co., Ltd.	92,494	304,685
*	SM Entertainment Co., Ltd.	61,750	3,168,601
*	S-MAC Co., Ltd.	1,142,822	1,329,164
	SMCore, Inc.	32,004	213,936
*	SMEC Co., Ltd.	156,448	284,731
	SNT Dynamics Co., Ltd.	137,823	1,288,896
	SNT Energy Co., Ltd.	5,847	109,577
	SNT Holdings Co., Ltd.	52,159	939,253
#	SNT Motiv Co., Ltd.	69,815	3,732,171
*	SNU Precision Co., Ltd.	78,370	309,927
	S-Oil Corp.	76,152	6,502,205
#*	Solborn, Inc.	47,461	287,135
*	Solid, Inc.	118,528	743,286
	Solus Advanced Materials Co., Ltd.	78,978	4,125,977
	Songwon Industrial Co., Ltd.	150,359	2,528,103
#*	Sonokong Co., Ltd.	62,623	155,343
	Soosan Heavy Industries Co., Ltd.	68,745	225,230
#	Soulbrain Co., Ltd.	15,919	4,713,272
#*	Soulbrain Holdings Co., Ltd.	34,719	1,145,966
#	SPC Samlip Co., Ltd.	18,575	1,337,766
	Speco Co., Ltd.	5,217	33,433
	SPG Co., Ltd.	49,432	533,850
	Spigen Korea Co., Ltd.	17,324	814,804
#	Ssangyong C&E Co., Ltd.	504,185	3,494,741
*	Ssangyong Motor Co.	175,845	158,799
#*	ST Pharm Co., Ltd.	12,504	1,168,393
*	Straffic Co., Ltd.	17,585	112,362
#*	Studio Dragon Corp.	28,193	2,263,721
	Suheung Co., Ltd.	46,167	2,206,153
	Sun Kwang Co., Ltd.	26,496	1,116,126
#*	SundayToz Corp.	23,349	461,357
	Sung Bo Chemicals Co., Ltd.	60,663	262,230
#	Sung Kwang Bend Co., Ltd.	146,579	1,246,023
#*	Sungchang Enterprise Holdings, Ltd.	298,320	781,807
	Sungdo Engineering & Construction Co., Ltd.	75,720	432,595
	Sungshin Cement Co., Ltd.	151,889	1,541,167
#	Sungwoo Hitech Co., Ltd.	417,416	2,393,641
#	Sunjin Co., Ltd.	92,108	1,256,762
#*	Sunny Electronics Corp.	119,120	352,641
*	Suprema, Inc.	23,021	562,610
	SurplusGlobal, Inc.	37,864	192,665
	SV Investment Corp.	98,552	348,741
*	Synergy Innovation Co., Ltd.	46,900	210,185
*	Synopex, Inc.	309,966	1,007,908
	Systems Technology, Inc.	67,715	1,007,886
*	T Scientific Co., Ltd.	20,656	67,281
	Tae Kyung Industrial Co., Ltd.	49,374	288,601
#	Taekwang Industrial Co., Ltd.	2,280	2,224,849
*	Taewoong Co., Ltd.	65,836	536,590
#	Taeyoung Engineering & Construction Co., Ltd.	199,845	2,131,737
#*	Taihan Electric Wire Co., Ltd.	942,855	2,126,408
*	Taihan Fiberoptics Co., Ltd.	284,013	832,823
*	Taihan Textile Co., Ltd.	3,340	127,810
*	Tailim Packaging Co., Ltd.	86,426	374,179
	TCC Steel	20,704	114,860

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	TechWing, Inc.	74,580	$1,724,144
*	Tego Science, Inc.	10,886	263,436
#*	Telcon RF Pharmaceutical, Inc.	175,381	770,202
*	Telechips, Inc.	38,499	611,448
	TES Co., Ltd.	58,139	1,494,427
	Tesna, Inc.	22,388	992,484
*	Theragen Etex Co., Ltd.	74,648	533,239
*	Thinkware Systems Corp.	54,296	750,126
*	TK Chemical Corp.	345,077	2,225,681
	TK Corp.	113,007	1,234,364
*	TOBESOFT Co., Ltd.	32,350	65,684
#	Tokai Carbon Korea Co., Ltd.	33,048	5,603,928
	Tongyang Life Insurance Co., Ltd.	334,633	1,560,517
#	Tongyang, Inc.	994,398	1,752,874
*	Tonymoly Co., Ltd.	15,374	105,605
*	Top Engineering Co., Ltd.	77,846	576,434
#	Toptec Co., Ltd.	95,895	944,020
*	Tovis Co., Ltd.	108,388	727,728
	TS Corp.	300,710	815,530
#	TSE Co., Ltd.	13,867	933,174
*	TY Holdings Co., Ltd.	192,662	5,352,130
#*	TYM., Corp.	697,095	1,277,820
	UBCare Co., Ltd.	73,933	580,333
#	Ubiquoss Holdings, Inc.	26,027	463,362
#	Ubiquoss, Inc.	37,938	759,834
*	Ubivelox, Inc.	13,445	180,672
*	UIL Co., Ltd.	73,832	251,508
	Uju Electronics Co., Ltd.	50,213	1,217,704
	Uni-Chem Co., Ltd.	21,981	31,446
*	Unick Corp.	63,959	425,770
	Unid Co., Ltd.	45,519	4,675,024
*	Union Korea Pharm Co., Ltd.	12,296	150,458
	Union Materials Corp.	59,762	200,490
	Union Semiconductor Equipment & Materials Co., Ltd.	92,662	1,190,642
#	Uniquest Corp.	67,054	642,394
*	Unitekno Co., Ltd.	17,555	131,964
#*	UniTest, Inc.	51,310	1,046,538
	Unitrontech Co., Ltd.	10,180	66,792
	UTI, Inc.	19,228	219,545
	V One Tech Co., Ltd.	2,361	23,043
	Value Added Technology Co., Ltd.	47,834	1,498,461
*	Very Good Tour Co., Ltd.	15,471	193,394
	Viatron Technologies, Inc.	47,800	441,049
*	VICTEK Co., Ltd.	75,937	423,887
#*	Vidente Co., Ltd.	133,248	1,202,575
	Vieworks Co., Ltd.	39,106	1,251,288
*	Vina Tech Co., Ltd.	6,213	280,688
	Visang Education, Inc.	43,584	445,333
	Vitzrocell Co., Ltd.	84,933	1,231,426
*	Vivien Corp.	37,287	115,817
*	Vivozon Healthcare, Inc.	203,412	283,414
#*	VT GMP Co., Ltd.	20,525	156,103
	Webcash Corp.	18,699	559,858
#*	Webzen, Inc.	65,124	1,651,951
*	Welcron Co., Ltd.	23,706	99,296
	Wemade Co., Ltd.	33,329	1,637,538
	Whanin Pharmaceutical Co., Ltd.	50,225	935,319
*	WI Co., Ltd.	96,880	165,255
	Wiable Corp.	63,593	236,341

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	WillBes & Co. (The)	375,945	$770,298
#	Winix, Inc.	52,263	949,428
*	Winpac, Inc.	129,679	284,811
#	Wins Co., Ltd.	39,739	591,578
#	WiSoL Co., Ltd.	197,113	2,206,537
*	WIZIT Co., Ltd.	316,484	372,591
*	WONIK CUBE Corp.	64,656	235,673
#*	Wonik Holdings Co., Ltd.	282,483	1,504,426
#	WONIK IPS Co., Ltd.	90,796	3,666,820
#	Wonik Materials Co., Ltd.	49,893	1,495,271
*	Wonik Pne Co., Ltd.	52,975	1,096,447
*	Wonik QnC Corp.	56,492	1,518,047
*	WooGene B&G Co., Ltd.	33,519	76,166
	Woojin Plaimm Co., Ltd.	9,262	36,602
	Woojin, Inc.	50,775	407,838
	Woongjin Thinkbig Co., Ltd.	153,641	547,845
*	Wooree Bio Co., Ltd.	103,413	473,978
	Woori Financial Group, Inc.	1,741,192	16,416,692
	Woori Investment Bank Co., Ltd.	2,043,055	1,744,559
#*	Woori Technology, Inc.	183,605	400,043
	Woorison F&G Co., Ltd.	172,798	388,091
	Woory Industrial Co., Ltd.	33,002	648,352
#*	Woosu AMS Co., Ltd.	82,772	408,940
	WooSung Feed Co., Ltd.	13,384	425,959
	Worldex Industry & Trading Co., Ltd.	35,901	827,285
*	Wysiwyg Studios Co., Ltd.	22,353	317,332
	Y G-1 Co., Ltd.	113,580	914,293
*	Y2 Solution	19,090	7,593
	YAS Co., Ltd.	15,882	221,206
*	Y-entec Co., Ltd.	43,756	556,032
	Yeong Hwa Metal Co., Ltd.	96,533	185,143
*	Yest Co., Ltd.	24,600	268,738
#*	YG Entertainment, Inc.	30,750	1,412,248
*	YG PLUS	46,019	272,070
*	YIK Corp.	56,364	306,937
*	YJM Games Co., Ltd.	128,890	302,846
	YMC Co., Ltd.	39,216	282,659
*	YMT Co., Ltd.	17,359	326,816
	Yonwoo Co., Ltd.	22,062	497,434
	Yoosung Enterprise Co., Ltd.	119,745	382,099
	Youlchon Chemical Co., Ltd.	56,292	1,039,051
#	Young Poong Corp.	2,563	1,526,928
	Young Poong Precision Corp.	60,056	540,880
	Youngone Corp.	147,354	5,105,573
	Youngone Holdings Co., Ltd.	40,502	1,628,269
*	YoungWoo DSP Co., Ltd.	112,767	263,333
	YTN Co., Ltd.	12,525	42,049
	Yuanta Securities Korea Co., Ltd.	804,299	3,128,012
	Yuhan Corp.	113,273	6,072,356
	YuHwa Securities Co., Ltd.	32,205	78,975
*	Yujin Robot Co., Ltd.	33,080	120,972
#*	Yungjin Pharmaceutical Co., Ltd.	265,384	1,277,304
	Yuyu Pharma, Inc.	29,378	250,436
#	Zeus Co., Ltd.	33,358	771,828
*	Zinitix Co., Ltd.	12,353	35,438
	Zinus, Inc.	23,034	2,085,221
TOTAL SOUTH KOREA			4,388,502,087

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (16.2%)
	Aaeon Technology, Inc.	5,000	$11,997
#	ABC Taiwan Electronics Corp.	440,613	481,966
	Ability Enterprise Co., Ltd.	1,813,974	1,020,940
#*	Ability Opto-Electronics Technology Co., Ltd.	376,471	1,054,953
#	AcBel Polytech, Inc.	2,332,468	2,256,361
	Accton Technology Corp.	1,764,369	20,654,968
	Ace Pillar Co., Ltd.	190,000	237,813
#	Acer, Inc.	11,705,595	11,427,165
#	ACES Electronic Co., Ltd.	871,000	1,724,635
#*	Acon Holding, Inc.	1,339,000	442,710
#	Acter Group Corp., Ltd.	315,561	2,135,496
	Action Electronics Co., Ltd.	1,084,000	487,510
#	Actron Technology Corp.	319,757	2,403,891
#	A-DATA Technology Co., Ltd.	957,465	3,749,976
#	Addcn Technology Co., Ltd.	134,146	1,181,422
#	Advanced Ceramic X Corp.	206,000	3,434,663
#	Advanced International Multitech Co., Ltd.	867,000	2,337,891
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	34,313	30,110
#*	Advanced Optoelectronic Technology, Inc.	451,000	495,624
	Advanced Power Electronics Corp.	59,000	260,470
#	Advancetek Enterprise Co., Ltd.	1,501,662	1,001,995
	Advantech Co., Ltd.	942,465	12,301,139
	Aerospace Industrial Development Corp.	2,710,000	2,890,293
#*	AGV Products Corp.	2,882,603	1,106,266
	Airmate Cayman International Co., Ltd.	19,682	18,125
	Airtac International Group	228,299	7,377,587
#	Alcor Micro Corp.	189,000	386,814
#*	ALI Corp.	1,134,256	1,209,616
#	Allied Circuit Co., Ltd.	92,000	400,190
#	Allis Electric Co., Ltd.	666,855	634,178
#	Alltek Technology Corp.	829,304	909,800
#	Alltop Technology Co., Ltd.	73,531	512,690
#	Alpha Networks, Inc.	2,383,873	2,406,153
#	Altek Corp.	1,787,159	2,586,525
#	Amazing Microelectronic Corp.	450,085	2,407,839
*	Ambassador Hotel (The)	1,675,000	1,691,686
#	Ampire Co., Ltd.	330,000	287,831
#	AMPOC Far-East Co., Ltd.	551,567	768,512
#*	AmTRAN Technology Co., Ltd.	5,710,944	3,503,518
#	Anderson Industrial Corp.	296,247	126,354
	Anji Technology Co., Ltd.	71,000	114,269
#	Anpec Electronics Corp.	426,702	2,743,694
#	Apacer Technology, Inc.	588,005	985,470
#	APAQ Technology Co., Ltd.	259,520	550,503
#	APCB, Inc.	1,086,000	840,246
#	Apex Biotechnology Corp.	510,625	437,411
#	Apex International Co., Ltd.	791,916	1,639,607
#	Apex Medical Corp.	308,463	360,896
#	Apex Science & Engineering	652,870	280,831
	Apogee Optocom Co., Ltd.	22,000	55,383
#	Arcadyan Technology Corp.	711,759	2,486,503
	Ardentec Corp.	3,183,993	6,763,409
#	Argosy Research, Inc.	88,391	332,651
#	ASE Technology Holding Co., Ltd.	12,589,387	55,397,596
	ASE Technology Holding Co., Ltd. , ADR	140,935	1,250,093
#	Asia Cement Corp.	8,693,655	16,137,933
#	Asia Electronic Material Co., Ltd.	211,000	193,774
#	Asia Optical Co., Inc.	981,000	3,021,231
*	Asia Pacific Telecom Co., Ltd.	6,898,415	1,986,116

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Asia Plastic Recycling Holding, Ltd.	1,370,533	$390,410
#	Asia Polymer Corp.	2,379,273	3,029,270
#	Asia Tech Image, Inc.	306,000	609,237
#	Asia Vital Components Co., Ltd.	1,714,864	4,634,714
#	ASMedia Technology, Inc.	82,048	5,774,762
	ASPEED Technology, Inc.	100,999	8,134,304
#	ASROCK, Inc.	202,000	1,221,752
#	Asustek Computer, Inc.	1,562,861	19,649,270
	Aten International Co., Ltd.	525,715	1,570,062
#	AU Optronics Corp.	23,278,497	17,254,887
	Auden Techno Corp.	47,000	347,719
#	Audix Corp.	575,375	1,125,323
#	AURAS Technology Co., Ltd.	516,303	3,304,363
#	Aurona Industries, Inc.	463,000	344,809
#	Aurora Corp.	337,258	1,131,682
#	Avalue Technology, Inc.	333,000	649,450
	AVY Precision Technology, Inc.	805,396	767,755
	Awea Mechantronic Co., Ltd.	161,062	219,803
#	Axiomtek Co., Ltd.	314,000	619,131
*	Azurewave Technologies, Inc.	156,000	125,915
	Bank of Kaohsiung Co., Ltd.	4,465,321	1,806,892
#	Baolong International Co., Ltd.	140,000	101,649
	Basso Industry Corp.	728,284	1,287,119
#	BenQ Materials Corp.	1,015,000	1,498,725
	BES Engineering Corp.	9,274,050	2,895,163
#	Bin Chuan Enterprise Co., Ltd.	732,257	745,768
#	Bionet Corp.	41,000	66,649
	Bionime Corp.	157,000	389,196
#*	Biostar Microtech International Corp.	797,712	739,061
#	Bioteque Corp.	389,680	1,519,782
#	Bizlink Holding, Inc.	748,291	6,908,609
#	Bon Fame Co., Ltd.	142,000	224,096
	Brave C&H Supply Co., Ltd.	23,000	104,773
#	Bright Led Electronics Corp.	507,180	550,939
	Brighten Optix Corp.	21,000	196,982
#*	Brighton-Best International Taiwan, Inc.	425,749	615,980
	Browave Corp.	19,000	29,974
#	C Sun Manufacturing, Ltd.	777,740	1,630,534
*	Cameo Communications, Inc.	1,510,435	707,338
#	Capital Futures Corp.	619,808	881,861
	Capital Securities Corp.	10,875,614	6,239,190
#	Career Technology MFG. Co., Ltd.	3,699,001	3,890,057
#	Carnival Industrial Corp.	623,530	331,988
#	Caswell, Inc.	97,000	400,514
	Catcher Technology Co., Ltd.	2,450,872	16,246,620
	Cathay Chemical Works	32,000	26,236
	Cathay Financial Holding Co., Ltd.	15,536,816	30,239,503
	Cathay Real Estate Development Co., Ltd.	4,735,600	3,541,696
#	Cayman Engley Industrial Co., Ltd.	303,801	939,476
	CCP Contact Probes Co., Ltd.	46,000	67,850
#	Celxpert Energy Corp.	558,000	944,527
#	Center Laboratories, Inc.	1,490,975	3,747,470
#	Central Reinsurance Co., Ltd.	960,312	1,035,002
	Chailease Holding Co., Ltd.	4,707,003	39,061,663
#*	Chain Chon Industrial Co., Ltd.	966,000	901,851
#	ChainQui Construction Development Co., Ltd.	730,946	552,501
#*	Champion Building Materials Co., Ltd.	2,162,390	927,494
	Chang Hwa Commercial Bank, Ltd.	21,548,169	12,769,701
#	Chang Wah Electromaterials, Inc.	1,908,190	2,571,886

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Chang Wah Technology Co., Ltd.	502,980	$1,830,152
#	Channel Well Technology Co., Ltd.	997,000	1,905,396
#	Chant Sincere Co., Ltd.	124,000	143,592
	Charoen Pokphand Enterprise	1,028,620	2,891,308
	CHC Healthcare Group	560,000	700,385
#	CHC Resources Corp.	447,048	753,198
#	Chen Full International Co., Ltd.	489,000	686,259
#	Chenbro Micom Co., Ltd.	481,000	1,285,612
*	Cheng Fwa Industrial Co., Ltd.	58,000	21,694
#	Cheng Loong Corp.	4,775,160	7,207,063
#*	Cheng Mei Materials Technology Corp.	4,278,200	2,009,575
	Cheng Shin Rubber Industry Co., Ltd.	7,889,508	12,193,319
	Cheng Uei Precision Industry Co., Ltd.	3,159,630	4,577,902
#	Chenming Electronic Technology Corp.	748,708	363,176
	Chi Hua Fitness Co., Ltd.	16,000	60,676
#	Chia Chang Co., Ltd.	766,000	1,375,760
#	Chia Hsin Cement Corp.	3,080,747	2,481,429
#	Chian Hsing Forging Industrial Co., Ltd.	262,000	407,128
	Chicony Electronics Co., Ltd.	3,314,689	9,562,524
#	Chicony Power Technology Co., Ltd.	1,127,696	2,802,239
	Chief Telecom, Inc.	5,000	53,521
#	Chieftek Precision Co., Ltd.	364,375	1,314,372
#	Chien Kuo Construction Co., Ltd.	1,153,364	588,860
	Chilisin Electronics Corp.	1,255,925	4,833,359
#	Chime Ball Technology Co., Ltd.	162,282	191,563
*	China Airlines, Ltd.	15,642,057	9,665,879
#	China Bills Finance Corp.	3,836,000	2,326,382
#	China Chemical & Pharmaceutical Co., Ltd.	1,479,000	1,246,654
	China Development Financial Holding Corp.	33,951,157	17,161,402
	China Ecotek Corp.	132,000	192,494
#	China Electric Manufacturing Corp.	1,740,658	696,055
#	China Fineblanking Technology Co., Ltd.	297,620	454,393
#	China General Plastics Corp.	2,599,626	3,698,165
#	China Glaze Co., Ltd.	706,022	356,269
	China Life Insurance Co., Ltd.	3,686,223	3,476,228
#*	China Man-Made Fiber Corp.	7,543,488	2,937,244
	China Metal Products	2,390,405	2,839,741
#	China Motor Corp.	1,550,286	3,683,199
#	China Petrochemical Development Corp.	21,278,941	10,042,662
#	China Steel Chemical Corp.	927,998	3,689,410
	China Steel Corp.	21,405,440	27,916,307
#	China Steel Structure Co., Ltd.	538,000	840,939
#	China Wire & Cable Co., Ltd.	906,680	937,025
#	Chinese Maritime Transport, Ltd.	573,964	1,217,873
#	Ching Feng Home Fashions Co., Ltd.	656,659	534,106
	Chin-Poon Industrial Co., Ltd.	2,600,617	3,006,721
	Chipbond Technology Corp.	4,741,000	12,741,359
	ChipMOS Techinologies, Inc.	2,687,155	5,149,742
	ChipMOS Technologies, Inc., ADR	62,027	2,383,714
	Chlitina Holding, Ltd.	350,000	2,567,152
	Chong Hong Construction Co., Ltd.	1,068,739	3,068,078
	Chroma ATE, Inc.	1,257,705	8,859,693
#	Chun YU Works & Co., Ltd.	1,416,000	1,683,618
#	Chun Yuan Steel Industry Co., Ltd.	2,745,177	2,825,560
#	Chung Hsin Electric & Machinery Manufacturing Corp.	2,580,500	4,675,454
#*	Chung Hung Steel Corp.	4,630,926	8,137,949
	Chung Hwa Food Industrial Co., Ltd.	22,650	111,446
#*	Chung Hwa Pulp Corp.	2,861,308	2,618,005
#	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	212,000	463,298

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Chunghwa Precision Test Tech Co., Ltd.	130,000	$3,114,654
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	267,050	11,071,893
	Chunghwa Telecom Co., Ltd.	6,972,000	28,769,696
#	Chyang Sheng Dyeing & Finishing Co., Ltd.	1,406,000	735,723
	Cleanaway Co., Ltd.	537,000	3,227,562
	Clevo Co.	3,333,482	3,543,094
	CMC Magnetics Corp.	7,532,944	2,643,008
#	CoAsia Electronics Corp.	500,454	268,122
	Collins Co., Ltd.	280,060	146,414
#	Compal Electronics, Inc.	25,092,560	19,409,777
#	Compeq Manufacturing Co., Ltd.	6,634,000	10,191,624
#	Compucase Enterprise	358,000	546,661
#	Concord Securities Co., Ltd.	3,557,671	2,052,678
#	Concraft Holding Co., Ltd.	478,931	1,218,762
#	Continental Holdings Corp.	2,637,250	2,260,915
#	Contrel Technology Co., Ltd.	726,000	541,157
#	Coremax Corp.	356,233	1,377,608
#	Coretronic Corp.	2,614,600	5,161,562
#	Co-Tech Development Corp.	918,800	2,607,827
	Cowealth Medical Holding Co., Ltd.	180,369	173,923
#*	Coxon Precise Industrial Co., Ltd.	365,000	200,954
	Creative Sensor, Inc.	583,000	596,315
#*	CSBC Corp. Taiwan	1,949,712	1,682,098
	CTBC Financial Holding Co., Ltd.	64,354,931	52,700,422
#	CTCI Corp.	3,308,896	4,530,607
#*	C-Tech United Corp.	174,819	171,531
#	Cub Elecparts, Inc.	308,765	1,949,961
#	CviLux Corp.	649,378	1,085,667
	Cyberlink Corp.	68,504	190,837
#	CyberPower Systems, Inc.	264,000	757,805
#	CyberTAN Technology, Inc.	2,224,873	1,555,162
#	Cypress Technology Co., Ltd.	295,589	534,270
#	DA CIN Construction Co., Ltd.	1,710,809	1,837,413
	Dadi Early-Childhood Education Group, Ltd.	131,502	864,299
	Dafeng TV, Ltd.	396,061	622,635
#	Da-Li Development Co., Ltd.	1,415,115	1,578,303
*	Danen Technology Corp.	464,279	326,298
	Darfon Electronics Corp.	1,236,700	2,085,772
#*	Darwin Precisions Corp.	2,699,304	1,289,445
#	Daxin Materials Corp.	334,500	1,074,649
#	De Licacy Industrial Co., Ltd.	1,599,469	1,017,033
#	Delpha Construction Co., Ltd.	1,214,805	610,474
	Delta Electronics, Inc.	3,084,028	31,777,644
	Depo Auto Parts Ind Co., Ltd.	902,634	1,977,141
#	Dimerco Data System Corp.	56,000	144,555
#	Dimerco Express Corp.	825,000	3,002,507
#	D-Link Corp.	2,596,758	1,804,057
#	Draytek Corp.	173,000	159,995
#	Dyaco International, Inc.	161,408	477,202
#	DYNACOLOR, Inc.	243,000	291,630
#*	Dynamic Electronics Co., Ltd.	1,097,693	868,104
#	Dynapack International Technology Corp.	828,000	3,013,536
	E & R Engineering Corp.	136,000	337,421
#	E Ink Holdings, Inc.	3,194,000	9,236,337
	E.Sun Financial Holding Co., Ltd.	38,379,201	36,400,492
	Eastern Media International Corp.	2,503,615	4,157,486
#	Eclat Textile Co., Ltd.	761,518	16,626,210
#	ECOVE Environment Corp.	166,000	1,407,916
#*	Edimax Technology Co., Ltd.	1,152,423	457,101

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Edison Opto Corp.	663,000	$656,970
#	Edom Technology Co., Ltd.	1,191,038	1,571,927
#	eGalax_eMPIA Technology, Inc.	329,451	1,339,434
#	Egis Technology, Inc.	463,000	2,515,914
#	Elan Microelectronics Corp.	1,424,026	9,253,783
#	E-LIFE MALL Corp.	407,000	1,207,840
#	Elite Advanced Laser Corp.	839,320	1,838,205
	Elite Material Co., Ltd.	1,760,839	14,239,519
#	Elite Semiconductor Microelectronics Technology, Inc.	1,240,390	8,068,965
#*	Elitegroup Computer Systems Co., Ltd.	1,973,028	1,529,128
	eMemory Technology, Inc.	190,000	8,936,520
#	Emerging Display Technologies Corp.	789,000	531,002
#	Ennoconn Corp.	403,751	3,245,493
#*	Ennostar, Inc.	4,235,431	12,466,851
	EnTie Commercial Bank Co., Ltd.	2,316,166	1,376,385
#*	Epileds Technologies, Inc.	362,000	349,778
	Eslite Spectrum Corp. (The)	33,550	74,513
#	Eson Precision Ind. Co., Ltd.	700,000	1,674,988
	Eternal Materials Co., Ltd.	5,301,999	7,366,344
#	Eurocharm Holdings Co., Ltd.	157,000	869,022
	Eva Airways Corp.	14,428,695	9,427,346
*	Everest Textile Co., Ltd.	2,349,808	993,584
	Evergreen International Storage & Transport Corp.	3,054,000	3,526,866
*	Evergreen Marine Corp. Taiwan, Ltd.	9,552,920	45,433,939
#	Everlight Chemical Industrial Corp.	2,920,756	2,040,585
	Everlight Electronics Co., Ltd.	3,376,570	7,590,512
#*	Everspring Industry Co., Ltd.	545,000	523,685
#	Excellence Opto, Inc.	141,000	134,018
#	Excelliance Mos Corp.	147,000	1,277,563
	Excelsior Medical Co., Ltd.	1,006,707	2,016,389
	EZconn Corp.	348,600	423,397
	Far Eastern Department Stores, Ltd.	10,149,000	8,282,207
#	Far Eastern International Bank	23,453,041	9,026,227
	Far Eastern New Century Corp.	10,225,705	10,836,376
	Far EasTone Telecommunications Co., Ltd.	6,684,000	14,486,436
	Faraday Technology Corp.	1,044,893	4,230,009
	Farcent Enterprise Co., Ltd.	24,000	59,722
#	Farglory F T Z Investment Holding Co., Ltd.	725,385	964,933
	Farglory Land Development Co., Ltd.	2,111,105	4,231,286
#*	Federal Corp.	2,518,938	2,593,531
#	Feedback Technology Corp.	167,200	355,691
	Feng Hsin Steel Co., Ltd.	2,769,131	8,083,069
	Feng TAY Enterprise Co., Ltd.	1,243,785	10,290,650
	First Financial Holding Co., Ltd.	25,934,335	21,110,742
#	First Hi-Tec Enterprise Co., Ltd.	331,496	848,920
#	First Hotel	1,220,293	629,826
#	First Insurance Co., Ltd. (The)	2,157,640	1,007,102
#	First Steamship Co., Ltd.	4,441,961	2,704,416
#*	FIT Holding Co., Ltd.	895,436	1,156,385
#	Fitipower Integrated Technology, Inc.	140,000	1,413,429
#	FLEXium Interconnect, Inc.	1,867,724	8,720,336
	Flytech Technology Co., Ltd.	645,070	1,522,336
#	FocalTech Systems Co., Ltd.	243,000	2,426,261
#	Forest Water Environment Engineering Co., Ltd.	229,277	327,346
#	Formosa Advanced Technologies Co., Ltd.	1,321,000	1,958,528
	Formosa Chemicals & Fibre Corp.	5,726,198	16,861,868
	Formosa International Hotels Corp.	330,975	1,787,757
#*	Formosa Laboratories, Inc.	583,467	1,425,513
#	Formosa Oilseed Processing Co., Ltd.	304,891	491,616

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Formosa Optical Technology Co., Ltd.	200,000	$451,381
	Formosa Petrochemical Corp.	1,294,000	4,508,761
	Formosa Plastics Corp.	5,036,770	18,016,855
	Formosa Sumco Technology Corp.	86,000	580,583
#	Formosa Taffeta Co., Ltd.	3,516,460	4,096,906
	Formosan Rubber Group, Inc.	1,704,143	1,458,483
#	Formosan Union Chemical	2,129,936	1,589,359
#	Fortune Electric Co., Ltd.	752,304	1,169,992
#	Founding Construction & Development Co., Ltd.	1,418,882	863,756
#	Foxconn Technology Co., Ltd.	3,063,241	6,775,986
#	Foxsemicon Integrated Technology, Inc.	425,402	3,567,092
#	Froch Enterprise Co., Ltd.	1,166,384	1,828,994
#	FSP Technology, Inc.	848,619	1,252,696
	Fubon Financial Holding Co., Ltd.	18,706,387	50,285,748
#	Fulgent Sun International Holding Co., Ltd.	808,730	2,688,240
	Fullerton Technology Co., Ltd.	652,670	417,963
#*	Fulltech Fiber Glass Corp.	2,364,215	1,658,898
	Fusheng Precision Co., Ltd.	9,000	69,764
#	Fwusow Industry Co., Ltd.	962,294	771,830
#	G Shank Enterprise Co., Ltd.	1,087,510	2,137,021
#	Gamania Digital Entertainment Co., Ltd.	192,000	438,311
#	GCS Holdings, Inc.	365,000	629,158
#	GEM Services, Inc.	421,970	1,803,270
	Gemtek Technology Corp.	2,158,574	2,541,596
#	General Interface Solution Holding, Ltd.	1,483,000	6,207,859
	General Plastic Industrial Co., Ltd.	563,478	502,022
#	Generalplus Technology, Inc.	303,000	920,161
#*	GeneReach Biotechnology Corp.	70,000	307,130
#	Genesys Logic, Inc.	527,000	2,514,930
#	Genius Electronic Optical Co., Ltd.	430,576	8,028,508
	Genmont Biotech, Inc.	76,314	66,104
	Genovate Biotechnology Co., Ltd.	53,000	48,247
#	GeoVision, Inc.	215,840	300,402
	Getac Technology Corp.	2,285,281	4,597,057
	Giant Manufacturing Co., Ltd.	1,294,363	14,906,502
#	Giantplus Technology Co., Ltd.	1,742,000	829,814
#	Gigabyte Technology Co., Ltd.	2,726,750	9,797,160
#	Gigasolar Materials Corp.	21,820	179,768
#*	Gigastorage Corp.	574,760	542,256
	Ginko International Co., Ltd.	318,150	2,578,392
#	Global Brands Manufacture, Ltd.	2,359,973	3,008,078
#	Global Lighting Technologies, Inc.	276,000	894,288
	Global Mixed Mode Technology, Inc.	277,000	2,710,271
#	Global PMX Co., Ltd.	288,000	1,788,472
	Global Unichip Corp.	337,000	4,994,257
#	Globalwafers Co., Ltd.	656,779	19,955,012
	Globe Union Industrial Corp.	1,621,820	1,001,785
#	Gloria Material Technology Corp.	3,777,885	3,687,039
#*	GlycoNex, Inc.	108,000	113,881
*	Gold Circuit Electronics, Ltd.	1,640,747	4,216,369
	Golden Friends Corp.	104,400	220,697
#	Goldsun Building Materials Co., Ltd.	5,662,965	4,605,005
#	Good Will Instrument Co., Ltd.	205,342	181,902
#	Gourmet Master Co., Ltd.	619,102	3,257,551
#	Grand Fortune Securities Co., Ltd.	1,150,115	719,407
#	Grand Ocean Retail Group, Ltd.	691,000	511,454
#*	Grand Pacific Petrochemical	5,343,000	5,585,441
#	Grand Plastic Technology Corp.	124,000	1,807,053
#	GrandTech CG Systems, Inc.	320,600	566,122

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Grape King Bio, Ltd.	750,000	$4,574,303
	Great China Metal Industry	1,132,000	1,150,961
	Great Taipei Gas Co., Ltd.	1,484,000	1,770,714
	Great Tree Pharmacy Co., Ltd.	118,000	1,009,289
	Great Wall Enterprise Co., Ltd.	3,653,240	7,859,610
	Greatek Electronics, Inc.	1,986,000	6,784,203
*	Green Energy Technology, Inc.	2,077,221	4,457
	GTM Holdings Corp.	1,004,550	900,961
#	Hannstar Board Corp.	3,260,831	5,543,290
#*	HannStar Display Corp.	13,891,323	9,482,402
#	HannsTouch Solution, Inc.	3,855,862	1,863,448
#	Hanpin Electron Co., Ltd.	361,000	395,261
#*	Harvatek Corp.	1,001,839	1,040,760
	Heran Co., Ltd.	3,000	12,260
	Hey Song Corp.	1,965,500	2,524,508
#	Hi-Clearance, Inc.	111,978	560,851
#	Highlight Tech Corp.	445,842	675,803
#	Highwealth Construction Corp.	3,579,243	6,286,691
#	HIM International Music, Inc.	91,200	296,233
#	Hiroca Holdings, Ltd.	420,221	1,002,762
#	Hitron Technology, Inc.	826,997	600,561
	Hiwin Technologies Corp.	887,795	10,214,933
*	Ho Tung Chemical Corp.	6,768,828	2,726,886
#	Hocheng Corp.	1,761,300	729,006
	Hold-Key Electric Wire & Cable Co., Ltd.	91,901	50,638
#	Holiday Entertainment Co., Ltd.	513,400	1,181,592
#	Holtek Semiconductor, Inc.	1,034,000	4,999,114
	Holy Stone Enterprise Co., Ltd.	801,675	3,596,259
	Hon Hai Precision Industry Co., Ltd.	22,635,403	89,448,774
	Hong Pu Real Estate Development Co., Ltd.	1,691,554	1,316,244
#	Hong TAI Electric Industrial	1,346,000	1,132,596
#	Hong YI Fiber Industry Co.	1,021,680	940,716
#	Horizon Securities Co., Ltd.	2,115,000	1,702,912
#	Hota Industrial Manufacturing Co., Ltd.	1,187,219	4,150,664
	Hotai Finance Co., Ltd.	96,000	295,688
	Hotai Motor Co., Ltd.	891,000	18,861,208
#	Hotron Precision Electronic Industrial Co., Ltd.	336,159	894,809
	Howarm United Industries Co.	115,310	0
#	Hsin Yung Chien Co., Ltd.	219,555	1,158,183
#	Hsing TA Cement Co.	496,222	451,236
#*	HTC Corp.	2,509,619	3,535,271
	Hu Lane Associate, Inc.	404,555	1,966,534
#	HUA ENG Wire & Cable Co., Ltd.	2,300,000	2,088,453
	Hua Nan Financial Holdings Co., Ltd.	22,992,868	15,887,580
	Huaku Development Co., Ltd.	1,480,400	4,501,160
#	Huang Hsiang Construction Corp.	961,735	1,487,041
#	Hung Ching Development & Construction Co., Ltd.	903,000	845,590
#	Hung Sheng Construction, Ltd.	3,260,603	2,433,095
#	Huxen Corp.	219,072	427,160
#*	Hwa Fong Rubber Industrial Co., Ltd.	1,225,096	798,176
#*	Hwacom Systems, Inc.	113,000	74,304
	Hycon Technology Corp.	58,000	361,749
#	Ibase Technology, Inc.	794,345	1,117,205
	IBF Financial Holdings Co., Ltd.	16,136,141	9,500,798
	Ichia Technologies, Inc.	1,401,255	947,571
#*	I-Chiun Precision Industry Co., Ltd.	1,029,211	2,090,194
	IEI Integration Corp.	637,173	1,205,379
#	Infortrend Technology, Inc.	1,508,866	992,702
#	Info-Tek Corp.	475,000	854,330

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Innodisk Corp.	494,121	$4,251,666
#	Innolux Corp.	28,140,151	18,886,385
#	Inpaq Technology Co., Ltd.	394,550	949,839
	Insyde Software Corp.	22,000	78,850
#	Intai Technology Corp.	220,800	678,442
#	Integrated Service Technology, Inc.	666,669	1,211,221
	IntelliEPI, Inc.	50,000	101,647
#	International CSRC Investment Holdings Co.	4,450,083	4,275,699
#	International Games System Co., Ltd.	237,000	7,395,817
#	Inventec Corp.	11,447,276	9,618,348
#	Iron Force Industrial Co., Ltd.	239,682	622,604
#	I-Sheng Electric Wire & Cable Co., Ltd.	605,000	979,188
#	ITE Technology, Inc.	897,646	4,071,245
#	ITEQ Corp.	1,256,608	6,183,598
	J Touch Corp.	22,100	0
#	Jarllytec Co., Ltd.	359,828	891,794
#	Jentech Precision Industrial Co., Ltd.	236,156	2,778,673
	Jess-Link Products Co., Ltd.	540,450	706,296
	Jia Wei Lifestyle, Inc.	9,000	26,447
#	Jih Lin Technology Co., Ltd.	265,000	1,072,599
	Jinan Acetate Chemical Co., Ltd.	5,060	18,118
#	Jinli Group Holdings, Ltd.	688,681	344,188
	Johnson Health Tech Co., Ltd.	89,000	242,203
#	Jourdeness Group, Ltd.	237,000	646,740
#	K Laser Technology, Inc.	917,459	730,846
#	Kaimei Electronic Corp.	492,314	1,813,764
#	Kaori Heat Treatment Co., Ltd.	535,321	935,311
#	Kaulin Manufacturing Co., Ltd.	1,285,684	699,039
	KEE TAI Properties Co., Ltd.	3,388,101	1,285,994
	Kenda Rubber Industrial Co., Ltd.	3,141,885	4,283,324
#	Kenmec Mechanical Engineering Co., Ltd.	1,366,000	1,317,257
#	Kerry TJ Logistics Co., Ltd.	1,082,000	2,129,179
#	Key Ware Electronics Co., Ltd.	238,992	166,362
	Keystone Microtech Corp.	71,000	884,459
#	Kindom Development Co., Ltd.	2,350,000	3,624,940
#	King Chou Marine Technology Co., Ltd.	539,800	727,508
	King Slide Works Co., Ltd.	297,450	3,964,743
	King Yuan Electronics Co., Ltd.	8,127,032	13,548,007
	King's Town Bank Co., Ltd.	6,942,653	10,037,677
#*	King's Town Construction Co., Ltd.	685,690	871,886
#	Kinik Co.	607,000	1,404,912
#*	Kinko Optical Co., Ltd.	445,772	542,253
#	Kinpo Electronics	7,707,892	3,542,186
#	Kinsus Interconnect Technology Corp.	1,592,476	10,545,596
	KMC Kuei Meng International, Inc.	387,951	3,345,134
#	KNH Enterprise Co., Ltd.	719,150	873,017
#	KS Terminals, Inc.	730,290	2,359,840
	Kung Long Batteries Industrial Co., Ltd.	485,000	2,716,775
#*	Kung Sing Engineering Corp.	3,475,578	1,209,713
#	Kuo Toong International Co., Ltd.	848,735	741,742
#	Kuo Yang Construction Co., Ltd.	1,240,517	1,309,167
#	Kwong Fong Industries Corp.	534,733	194,071
	Kwong Lung Enterprise Co., Ltd.	618,000	969,855
#	KYE Systems Corp.	1,412,107	599,964
	L&K Engineering Co., Ltd.	1,065,000	1,190,835
#	La Kaffa International Co., Ltd.	151,947	605,129
*	LAN FA Textile	1,456,412	682,056
#	Land Mark Optoelectronics Corp.	307,600	2,611,878
#	Lanner Electronics, Inc.	548,705	1,153,360

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Largan Precision Co., Ltd.	267,234	$28,121,400
	Laser Tek Taiwan Co., Ltd.	434,144	522,949
*	Laster Tech Corp., Ltd.	110,404	198,529
#	Leader Electronics, Inc.	324,886	203,624
*	Leadtek Research, Inc.	75,000	164,270
#*	Lealea Enterprise Co., Ltd.	4,323,965	1,828,510
#	Ledlink Optics, Inc.	565,858	624,118
#	LEE CHI Enterprises Co., Ltd.	1,060,000	1,210,968
#	Lelon Electronics Corp.	483,122	1,251,600
#	Lemtech Holdings Co., Ltd.	153,973	1,057,412
*	Leofoo Development Co., Ltd.	623,010	403,579
#	Li Cheng Enterprise Co., Ltd.	522,057	418,038
#*	Li Peng Enterprise Co., Ltd.	3,859,060	1,574,198
#	Lian HWA Food Corp.	383,181	1,030,113
	Lida Holdings, Ltd.	400,000	430,075
	Lien Hwa Industrial Holdings Corp.	2,937,652	5,517,572
	Lifestyle Global Enterprise, Inc.	120,000	201,774
#*	Lingsen Precision Industries, Ltd.	2,327,490	2,234,216
	Lite-On Technology Corp.	11,195,419	25,731,903
#*	Long Bon International Co., Ltd.	2,276,276	1,517,434
#	Long Da Construction & Development Corp.	354,000	281,613
#	Longchen Paper & Packaging Co., Ltd.	6,138,590	6,229,254
#	Longwell Co.	638,000	1,589,270
#	Lotes Co., Ltd.	443,062	9,074,472
#	Lu Hai Holding Corp.	356,715	633,829
#	Lucky Cement Corp.	1,196,000	549,090
	Lumax International Corp., Ltd.	479,126	1,176,183
#	Lung Yen Life Service Corp.	809,000	1,401,751
#*	LuxNet Corp.	489,952	335,618
#	Macauto Industrial Co., Ltd.	359,000	1,252,182
#	Machvision, Inc.	251,890	2,350,754
#	Macroblock, Inc.	205,790	1,153,853
	Macronix International Co., Ltd.	9,172,837	13,708,438
#	Makalot Industrial Co., Ltd.	1,375,670	11,709,170
	Marketech International Corp.	112,000	447,257
#	Materials Analysis Technology, Inc.	409,932	2,224,368
#	Mayer Steel Pipe Corp.	752,905	961,631
#	Maywufa Co., Ltd.	178,462	126,713
	MediaTek, Inc.	2,443,823	79,907,751
*	Medigen Vaccine Biologics Corp.	17,000	168,781
	Mega Financial Holding Co., Ltd.	15,954,220	18,895,574
#	Meiloon Industrial Co.	474,889	568,503
	Mercuries & Associates Holding, Ltd.	3,393,376	2,824,446
*	Mercuries Life Insurance Co., Ltd.	11,024,184	3,644,551
#	Merida Industry Co., Ltd.	570,588	6,852,830
#	Merry Electronics Co., Ltd.	609,754	2,430,212
*	Microbio Co., Ltd.	232,000	475,013
#	Micro-Star International Co., Ltd.	2,910,465	15,462,519
#	Mildef Crete, Inc.	282,000	634,177
#*	MIN AIK Technology Co., Ltd.	854,249	746,783
#	Mirle Automation Corp.	1,072,512	1,716,803
	Mitac Holdings Corp.	5,646,535	5,751,393
	MJ International Co., Ltd.	24,000	47,258
#	Mobiletron Electronics Co., Ltd.	526,960	1,072,844
#	momo.com, Inc.	146,900	8,202,531
#	MPI Corp.	359,000	2,005,686
#	Nak Sealing Technologies Corp.	306,549	1,051,805
	Namchow Holdings Co., Ltd.	1,387,000	2,506,776
#	Nan Kang Rubber Tire Co., Ltd.	2,749,197	3,915,625

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Nan Liu Enterprise Co., Ltd.	264,000	$1,250,493
	Nan Pao Resins Chemical Co., Ltd.	6,000	32,214
#	Nan Ren Lake Leisure Amusement Co., Ltd.	687,000	444,202
	Nan Ya Plastics Corp.	7,350,584	22,940,139
#	Nan Ya Printed Circuit Board Corp.	392,211	5,604,232
#	Nang Kuang Pharmaceutical Co., Ltd.	267,000	364,337
#	Nantex Industry Co., Ltd.	1,544,363	6,804,761
#	Nanya Technology Corp.	3,341,751	8,694,168
#	National Petroleum Co., Ltd.	643,000	1,114,662
#	Netronix, Inc.	247,000	553,399
	New Best Wire Industrial Co., Ltd.	110,200	172,574
#	New Era Electronics Co., Ltd.	445,000	388,331
*	Newmax Technology Co., Ltd.	70,000	108,670
	Nexcom International Co., Ltd.	644,267	530,312
	Nichidenbo Corp.	1,073,552	2,191,060
#	Nidec Chaun-Choung Technology Corp.	153,000	1,126,896
#*	Nien Hsing Textile Co., Ltd.	719,656	597,509
	Nien Made Enterprise Co., Ltd.	690,000	11,584,613
#	Niko Semiconductor Co., Ltd.	121,000	358,679
#	Nishoku Technology, Inc.	232,800	875,653
#	Nova Technology Corp.	64,000	348,385
#	Novatek Microelectronics Corp.	1,471,000	27,059,521
#	O-Bank Co., Ltd.	2,522,961	633,564
#*	Ocean Plastics Co., Ltd.	784,000	1,017,549
*	Oneness Biotech Co., Ltd.	206,000	1,423,184
#	OptoTech Corp.	2,771,537	3,176,975
#	Orient Europharma Co., Ltd.	202,000	299,927
	Orient Semiconductor Electronics, Ltd.	1,737,637	1,687,831
*	Oriental Union Chemical Corp.	3,555,819	2,857,429
#	O-TA Precision Industry Co., Ltd.	388,683	2,274,803
#	Pacific Construction Co.	1,133,276	400,588
#	Pacific Hospital Supply Co., Ltd.	387,706	984,453
	PADAUK Technology Co., Ltd.	5,000	42,803
#	Paiho Shih Holdings Corp.	733,656	1,059,956
#	Pan Jit International, Inc.	1,527,074	5,641,625
#	Pan-International Industrial Corp.	1,435,854	2,160,961
#	Panion & BF Biotech, Inc.	40,000	116,545
	Parade Technologies, Ltd.	192,805	11,839,437
#*	Paragon Technologies Co., Ltd.	258,626	224,449
	Parpro Corp.	61,000	56,034
#	PCL Technologies, Inc.	305,067	958,002
#	P-Duke Technology Co., Ltd.	364,646	991,796
#	Pegatron Corp.	8,126,293	19,590,834
	Pegavision Corp.	72,000	1,156,745
*	Pharmally International Holding Co., Ltd.	422,490	160,332
#*	Phihong Technology Co., Ltd.	2,221,101	3,034,224
	Phison Electronics Corp.	468,000	7,998,028
#	Phoenix Tours International, Inc.	245,535	382,045
*	Phytohealth Corp.	103,000	81,659
#	Pixart Imaging, Inc.	645,000	4,499,315
#	Planet Technology Corp.	181,000	440,525
#	Plastron Precision Co., Ltd.	375,491	176,127
#	Plotech Co., Ltd.	612,000	588,567
#	Polytronics Technology Corp.	397,239	2,103,884
#	Posiflex Technology, Inc.	142,939	394,424
	Pou Chen Corp.	8,470,005	10,712,683
#	Power Wind Health Industry, Inc.	170,779	957,020
	Powertech Technology, Inc.	4,433,580	17,569,054
#*	Poya International Co., Ltd.	229,515	4,907,508

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	President Chain Store Corp.	1,828,728	$18,368,416
	President Securities Corp.	7,116,966	6,890,037
#	Primax Electronics, Ltd.	2,354,000	5,190,919
	Prince Housing & Development Corp.	8,830,141	3,778,607
#	Pro Hawk Corp.	65,000	436,181
	Prodisc Technology, Inc.	603,000	0
#	Promate Electronic Co., Ltd.	890,000	1,345,829
#	Prosperity Dielectrics Co., Ltd.	639,687	1,556,891
	Qisda Corp.	10,447,525	11,067,730
	QST International Corp.	317,000	727,703
#	Qualipoly Chemical Corp.	658,893	831,081
	Quang Viet Enterprise Co., Ltd.	180,000	747,273
	Quanta Computer, Inc.	9,201,436	25,489,292
#	Quanta Storage, Inc.	1,051,000	1,426,326
#*	Quintain Steel Co., Ltd.	2,025,215	2,090,091
	Radiant Opto-Electronics Corp.	2,489,692	9,413,761
	Radium Life Tech Co., Ltd.	5,996,858	2,407,308
#	Rafael Microelectronics, Inc.	124,000	915,364
*	RDC Semiconductor Co., Ltd.	41,000	616,276
	Realtek Semiconductor Corp.	1,166,861	24,636,870
	Rechi Precision Co., Ltd.	2,316,292	1,675,789
	Rexon Industrial Corp., Ltd.	279,559	773,491
	Rich Development Co., Ltd.	3,708,769	1,247,366
#	RichWave Technology Corp.	238,100	3,426,157
*	Right WAY Industrial Co., Ltd.	295,767	107,112
*	Ritek Corp.	5,288,593	1,808,490
#*	Roo Hsing Co., Ltd.	3,209,000	1,016,672
*	Rotam Global Agrosciences, Ltd.	217,217	95,575
	Ruentex Development Co., Ltd.	2,892,740	6,468,656
#	Ruentex Engineering & Construction Co.	212,000	1,079,716
	Ruentex Industries, Ltd.	2,110,294	7,407,750
	Run Long Construction Co., Ltd.	27,000	58,663
#	Samebest Co., Ltd.	133,160	176,928
	Sampo Corp.	2,061,895	2,234,133
#	San Fang Chemical Industry Co., Ltd.	1,152,659	967,766
#	San Far Property, Ltd.	1,127,902	617,239
#	San Shing Fastech Corp.	670,622	1,392,435
	Sanitar Co., Ltd.	265,000	360,070
	Sanyang Motor Co., Ltd.	3,674,802	3,785,928
*	Savior Lifetec Corp.	198,000	178,433
#	SCI Pharmtech, Inc.	324,312	1,044,707
#	Scientech Corp.	251,000	536,829
	ScinoPharm Taiwan, Ltd.	12,000	11,085
	SciVision Biotech, Inc.	6,000	12,563
#	SDI Corp.	896,000	4,625,301
#	Sea Sonic Electronics Co., Ltd.	186,000	684,406
	Senao International Co., Ltd.	458,547	523,291
#	Senao Networks, Inc.	143,000	504,772
#	Sercomm Corp.	1,382,000	3,216,874
#	Sesoda Corp.	1,203,910	1,461,976
	Shanghai Commercial & Savings Bank, Ltd. (The)	238,000	356,015
	Shan-Loong Transportation Co., Ltd.	588,247	750,752
#*	Sharehope Medicine Co., Ltd.	395,855	424,911
#	Sheng Yu Steel Co., Ltd.	1,009,000	1,661,577
#	ShenMao Technology, Inc.	580,450	1,164,610
	Shieh Yih Machinery Industry Co., Ltd.	412,000	172,591
#	Shih Her Technologies, Inc.	349,000	719,104
#	Shihlin Electric & Engineering Corp.	1,628,787	3,117,706
	Shin Hai Gas Corp.	8,242	14,354

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shin Kong Financial Holding Co., Ltd.	38,062,614	$12,496,433
	Shin Shin Natural Gas Co.	9,480	13,882
#	Shin Zu Shing Co., Ltd.	1,021,127	3,917,573
#	Shinih Enterprise Co., Ltd.	119,000	95,883
#*	Shining Building Business Co., Ltd.	2,706,622	1,144,455
#	Shinkong Insurance Co., Ltd.	1,949,784	2,903,069
	Shinkong Synthetic Fibers Corp.	7,389,844	5,442,629
#	Shinkong Textile Co., Ltd.	869,169	1,289,408
#	Shiny Chemical Industrial Co., Ltd.	496,660	2,566,141
#	ShunSin Technology Holding, Ltd.	181,000	692,358
*	Shuttle, Inc.	1,998,000	846,334
	Sigurd Microelectronics Corp.	2,756,523	6,343,046
	Silergy Corp.	113,000	15,332,374
*	Silitech Technology Corp.	69,521	84,509
	Simplo Technology Co., Ltd.	672,880	8,901,256
	Sinbon Electronics Co., Ltd.	1,174,849	10,106,331
	Sincere Navigation Corp.	2,669,741	3,675,007
#	Single Well Industrial Corp.	257,351	254,547
#	Sinher Technology, Inc.	415,000	671,928
#	Sinmag Equipment Corp.	265,519	1,050,131
	Sino American Electronic Co., Ltd.	247,836	0
	Sino-American Silicon Products, Inc.	2,796,000	18,966,330
#	Sinon Corp.	3,335,740	2,746,240
	SinoPac Financial Holdings Co., Ltd.	32,969,497	16,597,754
#*	Sinphar Pharmaceutical Co., Ltd.	116,147	122,137
	Sinyi Realty, Inc.	1,399,314	1,514,818
#	Sirtec International Co., Ltd.	743,000	728,490
#	Sitronix Technology Corp.	660,774	9,126,201
#	Siward Crystal Technology Co., Ltd.	1,148,705	1,543,883
	Soft-World International Corp.	344,000	1,278,620
#	Solar Applied Materials Technology Co.	2,812,531	4,744,243
#	Solomon Technology Corp.	673,000	440,005
#	Solteam, Inc.	387,930	1,071,856
#	Sonix Technology Co., Ltd.	911,000	3,516,167
#	Southeast Cement Co., Ltd.	1,181,000	761,721
#	Speed Tech Corp.	298,000	830,952
#	Spirox Corp.	415,745	447,426
#	Sporton International, Inc.	327,479	2,834,254
	St Shine Optical Co., Ltd.	297,000	4,086,980
#	Standard Chemical & Pharmaceutical Co., Ltd.	545,040	744,425
#	Standard Foods Corp.	2,124,734	3,992,848
	Stark Technology, Inc.	585,520	1,450,476
	Sunjuice Holdings Co., Ltd.	15,000	270,878
	Sunko INK Co., Ltd.	278,800	99,706
	SunMax Biotechnology Co., Ltd.	5,000	12,896
#	Sunny Friend Environmental Technology Co., Ltd.	430,000	3,130,066
#	Sunonwealth Electric Machine Industry Co., Ltd.	1,464,001	2,294,967
#	Sunplus Technology Co., Ltd.	2,288,153	3,586,121
#	Sunrex Technology Corp.	690,145	1,369,316
#	Sunspring Metal Corp.	751,000	830,920
	Supreme Electronics Co., Ltd.	2,406,910	3,822,911
#	Sweeten Real Estate Development Co., Ltd.	1,111,353	994,183
#	Symtek Automation Asia Co., Ltd.	322,257	1,232,522
	Syncmold Enterprise Corp.	724,000	2,129,225
	SYNergy ScienTech Corp.	21,000	29,075
	Synmosa Biopharma Corp.	254,302	230,113
	Synnex Technology International Corp.	4,786,732	9,091,590
	Sysage Technology Co., Ltd.	16,000	22,884
	Systex Corp.	818,293	2,564,924

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	T3EX Global Holdings Corp.	688,409	$4,526,950
#	TA Chen Stainless Pipe	6,906,095	12,910,604
#	Ta Liang Technology Co., Ltd.	259,000	748,846
#	Ta Ya Electric Wire & Cable	2,882,900	2,818,275
#	Ta Yih Industrial Co., Ltd.	220,000	360,276
#	Tah Hsin Industrial Corp.	319,410	789,095
	TAI Roun Products Co., Ltd.	207,000	125,928
#	TA-I Technology Co., Ltd.	355,834	873,328
#*	Tai Tung Communication Co., Ltd.	675,813	418,937
	Taichung Commercial Bank Co., Ltd.	25,693,379	10,941,804
#	TaiDoc Technology Corp.	304,532	2,329,508
#	Taiflex Scientific Co., Ltd.	1,200,460	2,393,831
#	Taimide Tech, Inc.	590,940	1,090,485
#	Tainan Enterprises Co., Ltd.	690,289	444,810
#	Tainan Spinning Co., Ltd.	4,596,791	3,995,164
#	Tai-Saw Technology Co., Ltd.	309,960	400,791
	Taishin Financial Holding Co., Ltd.	39,416,279	23,918,455
#	TaiSol Electronics Co., Ltd.	80,000	144,251
#	Taisun Enterprise Co., Ltd.	815,775	847,562
#	Taita Chemical Co., Ltd.	1,565,189	2,423,034
#	Taiwan Business Bank	19,315,703	6,554,948
	Taiwan Cement Corp.	19,645,539	37,049,696
#*	Taiwan Chinsan Electronic Industrial Co., Ltd.	654,691	1,144,973
#	Taiwan Cogeneration Corp.	1,711,657	2,348,481
	Taiwan Cooperative Financial Holding Co., Ltd.	22,104,627	17,279,986
	Taiwan FamilyMart Co., Ltd.	118,000	1,136,080
#	Taiwan Fertilizer Co., Ltd.	4,032,000	8,641,704
	Taiwan Fire & Marine Insurance Co., Ltd.	1,348,880	946,231
#	Taiwan FU Hsing Industrial Co., Ltd.	1,024,000	1,573,655
#	Taiwan Glass Industry Corp.	4,778,904	6,558,338
	Taiwan High Speed Rail Corp.	6,436,000	6,995,757
	Taiwan Hon Chuan Enterprise Co., Ltd.	2,153,545	6,023,206
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,094,000	2,082,813
	Taiwan Kolin Co., Ltd.	508,000	0
#*	Taiwan Land Development Corp.	6,008,009	1,363,024
	Taiwan Mobile Co., Ltd.	4,988,900	18,564,598
	Taiwan Navigation Co., Ltd.	1,005,720	1,604,413
	Taiwan Paiho, Ltd.	1,874,152	6,230,080
	Taiwan PCB Techvest Co., Ltd.	2,196,816	3,656,345
#	Taiwan Sakura Corp.	1,139,243	2,665,111
	Taiwan Sanyo Electric Co., Ltd.	403,650	492,976
	Taiwan Secom Co., Ltd.	1,603,405	5,393,483
#	Taiwan Semiconductor Co., Ltd.	1,463,000	4,216,575
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	3,788,624	441,905,103
	Taiwan Semiconductor Manufacturing Co., Ltd.	41,439,652	866,067,833
#	Taiwan Shin Kong Security Co., Ltd.	1,481,226	2,095,462
#	Taiwan Styrene Monomer	2,809,404	1,967,162
#	Taiwan Surface Mounting Technology Corp.	1,559,674	7,004,632
#	Taiwan Taxi Co., Ltd.	143,545	419,556
#*	Taiwan TEA Corp.	5,794,896	4,283,376
#	Taiwan Union Technology Corp.	1,370,000	5,717,888
	Taiyen Biotech Co., Ltd.	660,910	758,641
#*	Tatung Co., Ltd.	7,297,588	6,827,825
	Tayih Lun An Co., Ltd.	45,000	32,260
*	TBI Motion Technology Co., Ltd.	63,000	122,403
	TCI Co., Ltd.	486,282	5,689,388
	Te Chang Construction Co., Ltd.	421,980	433,635
#	Teco Electric and Machinery Co., Ltd.	7,195,000	8,007,388
#	Tehmag Foods Corp.	92,600	1,131,281

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ten Ren Tea Co., Ltd.	171,170	$211,637
	Tera Autotech Corp.	24,863	19,092
#	Test Research, Inc.	954,370	1,968,551
	Test-Rite International Co., Ltd.	1,533,166	1,381,470
#*	Tex-Ray Industrial Co., Ltd.	990,000	526,985
	Thermaltake Technology Co., Ltd.	21,000	42,847
#	Thinking Electronic Industrial Co., Ltd.	434,058	3,437,060
#	Thye Ming Industrial Co., Ltd.	760,992	1,134,863
	Tofu Restaurant Co., Ltd.	11,000	60,804
*	Ton Yi Industrial Corp.	6,072,300	3,236,436
#	Tong Hsing Electronic Industries, Ltd.	546,972	4,802,793
	Tong Yang Industry Co., Ltd.	2,884,341	3,767,644
*	Tong-Tai Machine & Tool Co., Ltd.	1,559,804	992,043
#	TOPBI International Holdings, Ltd.	667,872	366,472
	Topco Scientific Co., Ltd.	974,050	4,521,883
#	Topco Technologies Corp.	260,468	711,892
#	Topkey Corp.	95,000	506,853
#	Topoint Technology Co., Ltd.	1,059,993	1,771,424
#	Toung Loong Textile Manufacturing	565,000	840,448
#	TPK Holding Co., Ltd.	2,884,000	4,437,056
#	Trade-Van Information Services Co.	331,000	595,955
	Transcend Information, Inc.	815,870	2,046,904
	Tripod Technology Corp.	2,367,660	10,180,946
*	TrueLight Corp.	136,000	150,424
#	Tsang Yow Industrial Co., Ltd.	383,000	376,978
#	Tsann Kuen Enterprise Co., Ltd.	709,441	938,616
#	TSC Auto ID Technology Co., Ltd.	193,570	1,599,989
	TSRC Corp.	2,880,154	3,131,657
#	Ttet Union Corp.	245,000	1,468,331
#	TTFB Co., Ltd.	81,000	716,539
#	TTY Biopharm Co., Ltd.	1,315,991	3,786,141
	Tung Ho Steel Enterprise Corp.	5,286,645	8,847,874
#*	Tung Thih Electronic Co., Ltd.	107,000	921,326
#	TURVO International Co., Ltd.	305,515	1,409,954
	TXC Corp.	1,660,762	7,162,854
	TYC Brother Industrial Co., Ltd.	1,673,333	1,304,925
*	Tycoons Group Enterprise	3,527,353	2,566,426
#	Tyntek Corp.	1,560,413	1,456,004
	UDE Corp.	521,000	527,101
#	Ultra Chip, Inc.	360,811	2,076,228
	U-Ming Marine Transport Corp.	2,017,200	4,529,151
#	Unimicron Technology Corp.	5,656,563	29,721,150
#*	Union Bank Of Taiwan	9,431,701	4,080,886
	Uni-President Enterprises Corp.	17,538,734	45,997,664
#	Unitech Computer Co., Ltd.	531,365	563,327
#	Unitech Printed Circuit Board Corp.	3,627,839	2,710,705
#	United Integrated Services Co., Ltd.	1,130,640	7,927,250
#	United Microelectronics Corp.	32,603,441	68,178,579
	United Orthopedic Corp.	479,468	585,634
#	United Radiant Technology	569,000	393,763
*	United Renewable Energy Co., Ltd.	11,150,313	4,824,559
	Unity Opto Technology Co., Ltd.	3,736,276	103,210
	Univacco Technology, Inc.	52,000	39,640
#	Universal Cement Corp.	2,660,790	2,183,371
#	Universal Microwave Technology, Inc.	267,643	650,265
	Universal Vision Biotechnology Co., Ltd.	115,000	1,473,218
#*	Unizyx Holding Corp.	1,575,496	1,543,426
#	UPC Technology Corp.	5,260,684	5,010,411
#	Userjoy Technology Co., Ltd.	257,595	858,951

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	USI Corp.	4,732,226	$5,563,273
#*	Usun Technology Co., Ltd.	273,100	365,873
#	Utechzone Co., Ltd.	300,000	642,528
#	Vanguard International Semiconductor Corp.	3,018,000	12,504,295
#	Ve Wong Corp.	704,524	851,025
#*	Victory New Materials, Ltd. Co.	815,500	330,010
#	Visual Photonics Epitaxy Co., Ltd.	797,224	3,912,097
#	Vivotek, Inc.	171,504	491,503
	Voltronic Power Technology Corp.	246,007	11,986,849
#	Wafer Works Corp.	2,633,909	6,599,099
#	Waffer Technology Corp.	524,000	358,368
#	Wah Hong Industrial Corp.	364,280	451,577
	Wah Lee Industrial Corp.	1,341,000	4,267,262
#	Walsin Lihwa Corp.	8,958,307	9,174,278
	Walsin Technology Corp.	1,606,496	11,569,230
#*	Walton Advanced Engineering, Inc.	1,917,662	1,533,364
	Wan Hai Lines, Ltd.	1,999,026	16,046,139
#	WAN HWA Enterprise Co.	428,452	189,291
*	Ways Technical Corp., Ltd.	30,000	23,554
	Wei Chuan Foods Corp.	1,556,000	1,195,212
	Wei Mon Industry Co., Ltd.	2,514,674	0
#	Weikeng Industrial Co., Ltd.	2,211,979	1,902,524
	Well Shin Technology Co., Ltd.	631,443	1,148,585
#*	Wha Yu Industrial Co., Ltd.	322,000	214,313
#	Wholetech System Hitech, Ltd.	254,000	372,426
#	Win Semiconductors Corp.	1,136,248	14,100,485
	Winbond Electronics Corp.	15,525,188	19,149,471
#	Winmate, Inc.	127,000	338,931
#	Winstek Semiconductor Co., Ltd.	523,000	546,301
	Wintek Corp.	6,349,135	77,897
	WinWay Technology Co., Ltd.	19,000	196,430
#	Wisdom Marine Lines Co., Ltd.	1,989,849	5,569,125
#	Wistron Corp.	16,945,169	16,850,640
#	Wistron NeWeb Corp.	1,824,515	4,857,112
	Wiwynn Corp.	15,000	504,311
#	Wowprime Corp.	537,000	3,060,745
	WPG Holdings, Ltd.	9,430,957	18,436,676
#	WT Microelectronics Co., Ltd.	2,222,789	4,948,146
#	WUS Printed Circuit Co., Ltd.	1,091,507	1,170,963
#	XAC Automation Corp.	212,000	219,252
#*	XinTec, Inc.	598,000	3,607,608
*	X-Legend Entertainment Co., Ltd.	10,000	21,695
	XPEC Entertainment, Inc.	63,985	0
	Xxentria Technology Materials Corp.	684,736	1,767,340
#	Yageo Corp.	963,227	19,425,060
*	Yang Ming Marine Transport Corp.	5,659,491	23,846,750
#	YC INOX Co., Ltd.	2,377,858	3,699,293
	YCC Parts Manufacturing Co., Ltd.	51,000	69,576
#	Yea Shin International Development Co., Ltd.	1,240,715	921,475
#	Yem Chio Co., Ltd.	2,565,762	1,571,719
#	Yeong Guan Energy Technology Group Co., Ltd.	588,031	1,493,242
#	YFC-Boneagle Electric Co., Ltd.	738,000	648,371
#	YFY, Inc.	10,376,997	14,790,202
#	Yi Jinn Industrial Co., Ltd.	1,392,096	898,415
#*	Yieh Phui Enterprise Co., Ltd.	6,787,342	8,569,568
	YONGGU Group, Inc.	4,000	10,765
#	Yonyu Plastics Co., Ltd.	512,050	627,151
#	Young Fast Optoelectronics Co., Ltd.	760,137	809,096
#	Youngtek Electronics Corp.	601,569	1,971,369

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yuanta Financial Holding Co., Ltd.	36,888,513	$33,550,398
	Yuanta Futures Co., Ltd.	54,145	95,387
	Yulon Finance Corp.	1,141,220	6,741,207
*	Yulon Motor Co., Ltd.	3,373,946	4,829,887
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	385,350	1,054,703
#	Yungshin Construction & Development Co., Ltd.	491,200	906,093
#	YungShin Global Holding Corp.	1,102,400	1,744,699
#	Zeng Hsing Industrial Co., Ltd.	320,974	1,872,376
#	Zenitron Corp.	1,124,000	1,127,086
#	Zero One Technology Co., Ltd.	721,000	1,125,230
#	Zhen Ding Technology Holding, Ltd.	3,082,350	11,557,537
#*	Zig Sheng Industrial Co., Ltd.	4,021,638	3,045,342
	ZillTek Technology Corp.	63,000	824,727
#*	Zinwell Corp.	1,806,979	1,315,909
#	Zippy Technology Corp.	666,028	977,210
#	ZongTai Real Estate Development Co., Ltd.	670,625	1,032,225
TOTAL TAIWAN			4,852,238,074
THAILAND — (1.9%)
	AAPICO Hitech PCL	176,660	112,873
	AAPICO Hitech PCL	1,112,688	710,929
	Advanced Info Service PCL	2,888,509	15,775,078
	Advanced Information Technology PCL, Class F	695,100	454,694
	AEON Thana Sinsap Thailand PCL	446,000	2,306,838
	AEON Thana Sinsap Thailand PCL	11,200	57,930
	After You PCL	956,100	286,532
	Airports of Thailand PCL	7,417,200	12,750,340
	AJ Plast PCL	1,573,600	914,452
	Allianz Ayudhya Capital PCL	136,500	144,318
	Amanah Leasing PCL	2,391,900	347,860
	Amata Corp. PCL	3,854,300	2,134,274
*	Ananda Development PCL	10,028,900	533,980
	AP Thailand PCL	15,864,136	3,813,088
	Asia Plus Group Holdings PCL	13,886,400	1,470,287
	Asia Plus Group Holdings PCL	468,800	49,636
	Asia Sermkij Leasing PCL	1,738,350	1,996,584
	Asian Insulators PCL	8,781,560	534,361
	Asian Sea Corp. PCL	246,150	145,290
*	Asset World Corp. PCL	15,154,000	1,687,492
	B Grimm Power PCL	2,900,500	3,485,807
	Bangchak Corp. PCL	5,955,500	4,185,656
*	Bangkok Airways PCL	4,599,800	1,364,511
*	Bangkok Aviation Fuel Services PCL	793,342	598,612
	Bangkok Bank PCL	672,700	2,097,870
	Bangkok Bank PCL	201,600	628,706
	Bangkok Chain Hospital PCL	6,922,650	5,528,853
	Bangkok Commercial Asset Management PCL	3,990,500	2,003,294
	Bangkok Dusit Medical Services PCL, Class F	16,350,200	11,192,804
	Bangkok Expressway & Metro PCL	15,690,855	3,652,089
	Bangkok Insurance PCL	34,340	281,051
	Bangkok Land PCL	110,006,104	3,480,835
	Bangkok Life Assurance PCL	2,687,140	2,084,797
*	Bangkok Ranch PCL	4,024,200	374,657
	Banpu PCL	14,970,910	6,058,054
	Banpu Power PCL	3,091,700	1,636,741
	BCPG PCL	1,438,600	639,037
*	BEC World PCL	4,471,100	1,782,046
	Berli Jucker PCL	3,785,250	3,915,677
*	Better World Green PCL	9,686,900	191,572

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	BTS Group Holdings PCL	11,818,400	$3,056,405
	Bumrungrad Hospital PCL	1,389,200	5,072,001
	Buriram Sugar PCL	631,460	130,644
	Cal-Comp Electronics Thailand PCL, Class F	20,895,580	2,047,122
	Carabao Group PCL, Class F	817,100	3,604,762
	Central Pattana PCL	5,290,900	7,565,902
	Central Retail Corp. PCL	1,242,817	1,172,201
	CH Karnchang PCL	6,053,867	3,370,678
	Charoen Pokphand Foods PCL	15,948,500	12,616,141
	Charoong Thai Wire & Cable PCL, Class F	1,035,900	241,109
	Chayo Group PCL	1,610,026	641,708
	Chularat Hospital PCL, Class F	30,762,500	3,949,730
	CIMB Thai Bank PCL	1,623,900	36,562
	CK Power PCL	2,355,600	422,851
	Com7 PCL, Class F	2,184,500	4,303,533
	Communication & System Solution PCL	1,612,000	92,205
*	Country Group Development PCL	16,464,100	265,489
*	Country Group Holdings PCL	3,932,111	125,617
	CP ALL PCL	14,350,100	25,759,668
	Delta Electronics Thailand PCL	481,600	8,557,219
*	Demco PCL	847,400	124,271
	Dhipaya Insurance PCL	3,327,000	2,859,595
	Do Day Dream PCL	147,500	80,330
*	DOD Biotech PCL	303,700	118,274
	Dohome PCL	1,479,600	1,120,926
	Dynasty Ceramic PCL	27,050,560	2,617,199
	Eastern Polymer Group PCL, Class F	4,707,900	1,733,189
	Eastern Power Group PCL	2,018,104	325,426
	Eastern Water Resources Development and Management PCL, Class F	3,742,700	1,133,030
	Ekachai Medical Care PCL	382,400	93,077
	Electricity Generating PCL	830,300	4,319,808
	Energy Absolute PCL	3,490,400	6,318,667
*	Erawan Group PCL (The)	6,420,240	531,317
	Exotic Food PCL, Class F	197,900	130,659
	Forth Corp. PCL	935,400	318,749
	Forth Smart Service PCL	1,733,800	553,888
	GFPT PCL	4,290,822	1,657,973
	Global Green Chemicals PCL, Class F	1,861,000	583,199
	Global Power Synergy PCL, Class F	1,850,926	4,322,159
	Gulf Energy Development PCL	2,001,700	2,040,221
	Gunkul Engineering PCL	19,801,100	2,795,379
	Haad Thip PCL	95,100	99,100
	Hana Microelectronics PCL	1,885,257	4,373,647
	Home Product Center PCL	17,312,415	7,005,556
	Humanica PCL	55,700	16,099
	ICC International PCL	51,000	48,684
	Ichitan Group PCL	2,800,100	962,687
	Indorama Ventures PCL	4,733,700	5,220,860
	Interlink Communication PCL	858,350	191,949
	Intouch Holdings PCL	843,114	1,654,548
	Intouch Holdings PCL, Class F	834,900	1,638,429
	IRPC PCL	36,446,490	3,903,298
*	Italian-Thai Development PCL	25,835,419	1,572,095
	ITV PCL	183,700	0
	Jasmine International PCL	27,889,500	2,511,688
	JKN Global Media PCL	463,800	129,118
	JMT Network Services PCL, Class F	661,800	815,483
	Jubilee Enterprise PCL	144,800	101,328
	JWD Infologistics PCL	1,377,000	682,896

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Kang Yong Electric PCL	1,400	$16,996
	Karmarts PCL	3,894,466	426,564
	Kasikornbank PCL	786,800	2,465,670
	Kasikornbank PCL	1,549,600	4,856,128
	KCE Electronics PCL	3,342,764	7,983,783
	KGI Securities Thailand PCL	1,685,600	328,222
*	Khon Kaen Sugar Industry PCL	11,204,948	1,179,558
*	Khonburi Sugar PCL	284,500	40,856
	Kiatnakin Phatra Bank PCL	1,570,007	2,436,156
	Krung Thai Bank PCL	5,659,575	1,739,156
	Krungthai Card PCL	2,156,600	4,051,724
	Lam Soon Thailand PCL	2,756,000	427,644
	Land & Houses PCL	11,875,000	2,818,133
	Land & Houses PCL	10,333,780	2,452,376
	Lanna Resources PCL	1,824,250	993,507
	LH Financial Group PCL	45,625,427	1,485,334
*	Loxley PCL	11,146,635	915,674
	LPN Development PCL	7,621,296	1,131,571
*	MBK PCL	6,763,364	2,592,786
	MC Group PCL	108,600	29,572
	MCS Steel PCL	2,948,400	1,291,761
	Mega Lifesciences PCL	2,227,400	2,693,821
	Millcon Steel PCL	2,553,713	88,575
*	Minor International PCL	4,437,139	4,016,274
	MK Restaurants Group PCL	1,267,200	1,898,824
*	Mono Next PCL, Class F	5,846,300	291,715
	Muangthai Capital PCL	2,648,400	4,814,540
	Namyong Terminal PCL	3,039,300	466,980
	Nava Nakorn PCL	638,800	45,868
*	Nawarat Patanakarn PCL	1,260,400	34,897
	Netbay PCL	589,900	441,516
	Noble Development PCL	988,200	205,953
	Origin Property PCL, Class F	6,873,900	1,809,059
	Osotspa PCL	2,753,500	2,953,096
	PCS Machine Group Holding PCL	1,542,500	244,040
	Plan B Media PCL, Class F	12,372,000	1,976,207
*	Platinum Group PCL (The), Class F	1,577,800	134,414
	Polyplex Thailand PCL	2,533,987	1,873,458
	Power Line Engineering PCL	136,400	3,320
*	Power Solution Technologies PCL, Class F	1,010,500	70,713
	Praram 9 Hospital PCL	87,400	29,251
	Premier Marketing PCL	2,121,700	871,467
	Prima Marine PCL	4,358,700	881,885
*	Principal Capital PCL	1,408,000	194,488
	Property Perfect PCL	51,908,740	710,700
	Pruksa Holding PCL	5,688,800	2,180,844
	PTG Energy PCL	6,547,300	3,127,485
	PTT Exploration & Production PCL	6,408,669	20,083,453
	PTT Global Chemical PCL	3,761,711	6,495,082
	PTT PCL	30,400,200	32,141,384
	Pylon PCL	1,567,100	195,485
	Quality Houses PCL	48,823,404	3,268,015
*	Raimon Land PCL	18,218,700	493,334
	Rajthanee Hospital PCL	233,400	262,746
	Ratch Group PCL	2,832,801	3,663,012
	Ratchthani Leasing PCL	13,621,812	1,923,031
	Regional Container Lines PCL	2,642,200	4,622,393
	Rojana Industrial Park PCL	7,217,612	1,493,261
*	RS PCL	3,333,400	1,896,542

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	S 11 Group PCL	1,074,300	$222,263
	Sabina PCL	201,000	117,417
	Saha Pathana Inter-Holding PCL	33,600	62,359
	Sahakol Equipment PCL	5,765,900	421,029
	Sahamitr Pressure Container PCL	478,500	154,320
	Saha-Union PCL	723,700	754,141
*	Samart Corp. PCL	4,322,600	907,460
*	Samart Telcoms PCL	2,507,300	465,339
	Sansiri PCL	85,172,285	3,031,918
	Sappe PCL	587,900	456,118
	SC Asset Corp. PCL	15,411,516	1,397,317
	SEAFCO PCL	4,373,184	582,781
	Sena Development PCL	2,521,850	288,496
	Sermsang Power Corp. Co., Ltd.	1,192,290	453,446
	Siam Cement PCL (The)	1,097,700	13,893,457
	Siam Cement PCL (The)	737,000	9,283,274
	Siam City Cement PCL	561,288	2,757,983
	Siam City Cement PCL	5,224	25,669
	Siam Commercial Bank PCL (The)	2,583,269	7,348,769
	Siam Future Development PCL	7,563,002	2,669,227
	Siam Global House PCL	5,163,641	3,581,989
*	Siam Wellness Group PCL, Class F	1,824,450	366,361
	Siamgas & Petrochemicals PCL	6,070,500	1,994,718
	Singer Thailand PCL	475,400	582,181
*	Singha Estate PCL	20,646,217	1,180,950
	Sino-Thai Engineering & Construction PCL	5,172,800	1,920,078
	SISB PCL	104,500	29,251
	SNC Former PCL	1,058,000	457,096
	Somboon Advance Technology PCL	2,521,625	1,588,123
	SPCG PCL	4,017,500	2,126,858
	Sri Trang Agro-Industry PCL	4,645,740	5,335,869
	Srisawad Corp. PCL	3,414,322	6,648,410
	Srisawad Finance PCL	74,100	73,271
*	Srithai Superware PCL	6,242,600	267,805
	Srivichai Vejvivat PCL	218,400	88,377
*	Star Petroleum Refining PCL	6,701,200	1,712,636
*	STP & I PCL	7,742,433	951,683
	Supalai PCL	9,892,525	6,350,720
	Super Energy Corp. PCL	121,924,700	3,375,720
	Susco PCL	1,402,300	131,409
	Synnex Thailand PCL	536,860	405,085
	Syntec Construction PCL	6,911,000	378,483
	TAC Consumer PCL, Class F	1,024,200	188,527
	Taokaenoi Food & Marketing PCL, Class F	2,568,400	535,287
*	Tata Steel Thailand PCL	10,635,600	530,688
	Thai Agro Energy PCL	980,300	73,968
	Thai Nakarin Hospital PCL	155,500	149,030
	Thai Oil PCL	3,390,300	4,538,623
	Thai Rayon PCL	6,000	5,659
	Thai Rayon PCL	20,400	19,241
	Thai Reinsurance PCL	9,194,700	383,258
	Thai Solar Energy PCL, Class F	4,081,790	350,214
	Thai Stanley Electric PCL	7,500	38,336
	Thai Stanley Electric PCL, Class F	174,200	890,412
	Thai Union Group PCL, Class F	12,557,760	8,482,004
	Thai Vegetable Oil PCL	2,817,225	2,700,010
	Thai Wah PCL, Class F	3,143,200	559,450
	Thaicom PCL	4,550,900	1,467,697
	Thaifoods Group PCL	7,412,200	1,037,381

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thaire Life Assurance PCL	1,244,700	$103,007
	Thanachart Capital PCL	1,679,400	1,660,622
	Thitikorn PCL	1,629,300	438,710
	Thoresen Thai Agencies PCL	6,341,600	3,029,227
	Tipco Asphalt PCL	1,259,700	724,373
	Tipco Asphalt PCL	3,394,300	1,951,845
	TIPCO Foods PCL	1,523,700	447,363
	Tisco Financial Group PCL	90	241
	Tisco Financial Group PCL	1,175,400	3,147,036
	TKS Technologies PCL	305,000	85,837
	TMBThanachart Bank PCL	85,301,625	2,517,459
	TMT Steel PCL	3,093,000	959,872
	TOA Paint Thailand PCL	925,800	1,014,035
	Total Access Communication PCL	3,153,400	3,693,798
	Total Access Communication PCL	916,100	1,052,188
	TPC Power Holdings Co., Ltd.	1,573,000	526,447
	TPI Polene PCL	66,486,110	3,378,164
	TPI Polene Power PCL	9,612,200	1,286,793
	TQM Corp. PCL	380,100	1,295,237
	True Corp. PCL	83,734,548	8,203,400
*	TTCL PCL	852,178	96,451
	TTW PCL	7,128,600	2,515,913
*	U City PCL, Class F	15,922,939	440,857
	Union Auction PCL	428,200	126,372
*	Unique Engineering & Construction PCL	5,374,505	997,474
	United Paper PCL	2,283,600	1,278,413
*	United Power of Asia PCL	9,814,000	116,451
	Univanich Palm Oil PCL	1,299,900	257,073
	Univentures PCL	5,186,900	602,843
*	Vanachai Group PCL	6,576,740	1,600,789
	Vinythai PCL	2,116,800	2,415,152
	WHA Corp. PCL	26,583,700	2,474,971
	WHA Utilities and Power PCL	3,614,400	461,869
	Workpoint Entertainment PCL	1,606,380	938,389
TOTAL THAILAND			554,034,464
TURKEY — (0.5%)
*	Afyon Cimento Sanayi TAS	607,536	271,389
	Agesa Hayat ve Emeklilik A.S., Class A	111,545	240,311
	Akbank T.A.S.	9,138,190	5,707,984
	Akcansa Cimento A.S.	54,323	93,927
	Aksa Akrilik Kimya Sanayii A.S.	1,362,326	2,637,777
#*	Aksa Enerji Uretim A.S., Class B	806,772	1,219,740
	Aksigorta A.S.	622,781	590,717
#	Alarko Holding A.S.	622,104	696,855
#*	Albaraka Turk Katilim Bankasi A.S.	4,389,778	782,449
#	Alkim Alkali Kimya A.S.	244,774	434,971
	Anadolu Anonim Turk Sigorta Sirketi	1,517,133	1,178,506
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	573,452	1,512,149
	Anadolu Hayat Emeklilik A.S.	426,292	464,005
#	Arcelik A.S.	790,010	3,094,950
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	1,353,140	2,488,496
	Aygaz A.S.	285,711	492,118
*	Bagfas Bandirma Gubre Fabrikalari A.S.	191,293	373,027
*	Bera Holding A.S.	1,753,491	2,302,418
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	485,675	370,989
	BIM Birlesik Magazalar A.S.	1,091,078	8,211,921
	Bizim Toptan Satis Magazalari A.S.	60,446	82,359
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	172,526	525,359

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Borusan Yatirim ve Pazarlama A.S.	2,670	$94,217
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	205,704	570,267
*	Bursa Cimento Fabrikasi A.S.	382,939	150,464
	Cemtas Celik Makina Sanayi Ve Ticaret A.S.	183,194	295,684
*	Cimsa Cimento Sanayi VE Ticaret A.S.	275,091	783,769
	Coca-Cola Icecek A.S.	355,563	3,575,919
	Deva Holding A.S.	174,912	529,268
#	Dogan Sirketler Grubu Holding A.S.	4,545,573	1,412,780
	Dogus Otomotiv Servis ve Ticaret A.S.	143,377	434,357
#	EGE Endustri VE Ticaret A.S.	6,944	1,050,992
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	609,286	423,362
	Enerjisa Enerji A.S.	1,103,502	1,336,277
	Enka Insaat ve Sanayi A.S.	2,750,803	3,029,387
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	35,963	598,438
	Eregli Demir ve Celik Fabrikalari TAS	1,608,201	3,820,431
*	Fenerbahce Futbol A.S.	236,837	1,024,339
#	Ford Otomotiv Sanayi A.S.	173,167	3,546,393
*	Global Yatirim Holding A.S.	480,756	175,354
#	Goldas Kuyumculuk Sanayi Ithalat Ve B	61,429	0
	Goodyear Lastikleri TAS	406,821	351,566
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	913,519	597,799
*	GSD Holding A.S.	2,231,315	483,359
*	Gubre Fabrikalari TAS	138,251	819,677
#*	Hektas Ticaret TAS	2,933,323	2,800,126
#*	Ihlas Holding A.S.	4,342,095	293,247
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	610,163	844,759
#*	Is Finansal Kiralama A.S.	483,788	165,985
	Is Yatirim Menkul Degerler A.S., Class A	1,041,821	1,679,951
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	583,082	494,094
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	4,894,375	4,559,696
#	Kartonsan Karton Sanayi ve Ticaret A.S.	109,778	675,406
*	Kerevitas Gida Sanayi ve Ticaret A.S.	197,574	104,801
	KOC Holding A.S.	867,105	2,115,576
*	Konya Cimento Sanayii A.S.	3,105	328,432
*	Kordsa Teknik Tekstil A.S.	314,383	872,123
*	Koza Altin Isletmeleri A.S.	190,930	2,363,166
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	1,350,085	2,173,534
	Logo Yazilim Sanayi Ve Ticaret A.S.	381,600	1,638,314
	Mavi Giyim Sanayi Ve Ticaret AS, Class B	16,782	106,568
#*	Metro Ticari ve Mali Yatirimlar Holding A.S.	1,762,056	336,383
*	Migros Ticaret A.S.	494,849	2,002,344
*	MLP Saglik Hizmetleri A.S.	6,210	16,579
*	NET Holding A.S.	1,606,416	755,485
*	Netas Telekomunikasyon A.S.	153,037	349,834
	Nuh Cimento Sanayi A.S.	267,266	1,215,023
#	Otokar Otomotiv Ve Savunma Sanayi A.S.	48,021	1,664,987
#*	Oyak Cimento Fabrikalari A.S.	148,965	113,942
#*	Pegasus Hava Tasimaciligi A.S.	113,658	951,341
*	Petkim Petrokimya Holding A.S.	4,872,598	3,282,002
	Polisan Holding A.S.	716,128	234,038
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	1,194,160	1,732,847
#*	Sasa Polyester Sanayi A.S.	352,705	1,205,160
#*	Sekerbank Turk A.S.	2,878,049	354,585
#	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	665,021	664,120
#	Tat Gida Sanayi A.S.	239,350	247,804
*	TAV Havalimanlari Holding A.S.	829,807	2,220,842
#	Tekfen Holding A.S.	740,457	1,249,567
	Tofas Turk Otomobil Fabrikasi A.S.	603,478	2,345,820
*	Turcas Petrol A.S.	450,747	184,418

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Turk Hava Yollari AO	2,612,247	$3,942,885
#	Turk Telekomunikasyon A.S.	2,341,298	1,815,139
	Turk Traktor ve Ziraat Makineleri A.S.	38,668	781,635
#	Turkcell Iletisim Hizmetleri A.S.	4,915,643	8,991,718
#	Turkcell Iletisim Hizmetleri A.S., ADR	141,521	643,921
	Turkiye Garanti Bankasi A.S.	7,632,871	7,705,310
#*	Turkiye Halk Bankasi A.S.	1,617,197	881,509
#	Turkiye Is Bankasi A.S., Class C	4,218,042	2,639,707
*	Turkiye Petrol Rafinerileri A.S.	147,301	1,640,468
#	Turkiye Sinai Kalkinma Bankasi A.S.	11,874,122	1,766,781
#	Turkiye Sise ve Cam Fabrikalari A.S.	3,080,067	2,774,470
#*	Turkiye Vakiflar Bankasi TAO, Class D	2,924,115	1,201,231
#	Ulker Biskuvi Sanayi A.S.	1,030,668	2,439,775
#	Vestel Elektronik Sanayi ve Ticaret A.S.	626,462	2,224,183
#	Yapi ve Kredi Bankasi A.S.	6,653,329	1,886,372
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	837,976	1,318,065
*	Zorlu Enerji Elektrik Uretim A.S.	1,603,291	337,835
TOTAL TURKEY			144,210,419
UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi Commercial Bank PJSC	4,062,311	7,749,815
	Abu Dhabi Islamic Bank PJSC	4,795,450	7,214,518
	Abu Dhabi National Insurance Co. PSC	8,503	11,365
	Abu Dhabi National Oil Co for Distribution PJSC	2,837,245	3,367,393
*	Abu Dhabi Ship Building Co. PJSC	248,792	325,573
	Agthia Group PJSC	1,202,079	2,041,112
*	Air Arabia PJSC	3,740,041	1,380,617
*	Ajman Bank PJSC	335,171	68,479
	Aldar Properties PJSC	16,847,221	18,183,454
*	Amanat Holdings PJSC	4,021,490	1,158,696
*	Amlak Finance PJSC	3,580,841	266,778
*	Arabtec Holding PJSC	1,809,860	48,977
	Aramex PJSC	2,872,097	2,779,696
*	DAMAC Properties Dubai Co. PJSC	5,721,301	1,910,449
	Dana Gas PJSC	16,257,712	3,899,642
*	Deyaar Development PJSC	14,644,937	1,155,348
*	Dubai Financial Market PJSC	9,241,763	2,755,787
	Dubai Investments PJSC	4,497,662	2,082,354
	Dubai Islamic Bank PJSC	6,053,130	7,958,354
*	Emaar Development PJSC	3,656,128	3,729,027
*	Emaar Malls PJSC	9,509,852	4,909,876
	Emaar Properties PJSC	12,654,941	13,679,302
	Emirates Integrated Telecommunications Co. PJSC	45,719	82,711
	Emirates NBD Bank PJSC	809,842	2,957,651
	Emirates Telecommunications Group Co. PJSC	2,674,536	16,601,397
*	Eshraq Investments PJSC	10,144,093	967,137
	First Abu Dhabi Bank PJSC	3,945,866	17,801,484
*	Gulf Navigation Holding PJSC	388,585	30,437
*	International Holding Co. PJSC	16,916	610,854
	Islamic Arab Insurance Co.	3,250,706	725,173
*	Manazel Real Estate PJSC	5,324,448	561,945
	National Central Cooling Co. PJSC	287,891	216,352
*	RAK Properties PJSC	8,589,787	1,627,697
*	Ras Al Khaimah Cement Co. PSC	588,540	529,277
	Ras Al Khaimah Ceramics	719,492	447,762
	SHUAA Capital PSC	2,840,518	593,089
*	Union Properties PJSC	1,815,760	121,757
TOTAL UNITED ARAB EMIRATES			130,551,335

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (0.0%)
*	Bytes Technology Group P.L.C.	146,389	$942,286
UNITED STATES — (0.0%)
#	Sempra Energy	52,793	6,960,813
TOTAL COMMON STOCKS			29,111,473,935
PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
*	Alpargatas SA	353,581	3,493,549
	Banco ABC Brasil SA	585,730	1,675,683
	Banco Bradesco SA	9,672,472	45,035,750
	Banco do Estado do Rio Grande do Sul SA Class B	1,360,228	3,222,813
	Banco Inter SA	404,497	1,853,856
	Banco Pan SA	564,589	2,229,846
	Centrais Eletricas Brasileiras SA Class B	630,303	4,907,366
	Centrais Eletricas Santa Catarina	66,063	948,025
	Cia de Saneamento do Parana	5,415,406	4,117,507
	Cia de Transmissao de Energia Eletrica Paulista	1,018,995	4,721,039
	Cia Energetica de Minas Gerais	3,242,552	7,433,605
	Cia Energetica de Sao Paulo Class B	1,117,787	5,004,904
	Cia Energetica do Ceara Class A	85,030	977,765
	Cia Ferro Ligas da Bahia - FERBASA	420,282	4,172,761
	Cia Paranaense de Energia	5,225,310	6,140,047
	Eucatex SA Industria e Comercio	182,459	323,001
	Gerdau SA	2,290,526	13,545,471
*	Gol Linhas Aereas Inteligentes SA	80,117	316,886
	Itau Unibanco Holding SA	6,829,838	39,733,901
	Lojas Americanas SA	1,311,532	1,785,391
	Marcopolo SA	3,615,445	2,089,471
	Petroleo Brasileiro SA	22,001,222	113,675,973
	Randon SA Implementos e Participacoes	1,143,626	2,981,892
	Schulz SA	251,080	498,954
*	Taurus Armas SA	203,900	1,023,758
	Unipar Carbocloro SA	504,025	8,856,783
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	2,462,582	9,725,975
TOTAL BRAZIL			290,491,972
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	329,325	399,242
	Embotelladora Andina SA Class B	1,123,248	2,686,435
TOTAL CHILE			3,085,677
COLOMBIA — (0.0%)
	Banco Davivienda SA	441,150	3,264,829
	Bancolombia SA	245,604	1,760,648
	Grupo Argos SA	93,838	194,790
	Grupo Aval Acciones y Valores SA	9,700,478	2,561,446
	Grupo de Inversiones Suramericana SA	227,135	953,522
TOTAL COLOMBIA			8,735,235
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	1,187,747	1,053,886
SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	6,521	231,103

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»

THAILAND — (0.0%)
*	U City PCL	28,578,717	$669,525
TOTAL PREFERRED STOCKS			304,267,398
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Gafisa SA Rights 08/23/21	116,834	1,795
GREECE — (0.0%)
*	Ellaktor SA Rights 08/03/21	80,915	23,396
INDONESIA — (0.0%)
*	Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	597,045	28,691
MALAYSIA — (0.0%)
*	Frontken Corp. Bhd Warrants 05/03/26	1,770,600	142,655
*	Scientex BHD Warrants 01/14/26	77,526	22,045
*	SKP Resources Bhd Warrants 04/25/26	852,179	34,330
TOTAL MALAYSIA			199,030
SOUTH KOREA — (0.0%)
*	Advanced Digital Chips Inc. Rights 08/09/21	57,078	19,799
*	Comtec Systems Co., Ltd. Rights Exp 07/26/21	52,813	12,673
#*	Kukdo Chemical Co., Ltd. Rights 08/12/21	5,011	139,624
*	Macquariem Korea Infrastructure Fund Rights 08/05/21	117,553	10,220
*	Pharmabcine Rights 08/10/21	3,541	7,388
*	TYC Brother Industrial Co., Ltd. Rights Exp 06/23/21	120,327	0
TOTAL SOUTH KOREA			189,704
TAIWAN — (0.0%)
*	Chen Full International Co., Ltd. Rights 09/02/21	40,058	0
*	Everest Textile Co., Ltd. Rights 09/10/21	1,429,021	91,981
*	Fitipower Integrated Technology Rights Exp 07/14/21	10,560	9,440
*	I Chiun Precision Industry Co., Ltd. Rights 08/16/21	81,538	39,071
*	ITEQ Corp. Rights Exp 07/19/21	150,963	37,788
*	Shin Kong Financial Holding Co., Ltd. Rights 08/13/21	2,143,585	74,353
TOTAL TAIWAN			252,633
THAILAND — (0.0%)
*	BTS W6 Warrants 07/22/22	590,920	0
*	BTS W7 Warrants 07/21/22	1,181,840	0
*	BTS W8 Warrants 07/22/22	2,363,680	0
*	Chayo Group PCL Warrants 06/23/23	149,006	22,486
*	Erawan Group PCL (The) Warrants 06/14/24	459,542	14,960
*	Grande Asset Hotels Foreign Rights Exp 06/03/19	215,843	0
*	MBK PCL Warrants 05/15/24	292,515	84,548
*	Millcon Steel PCL Rights 05/23/24	31,922	369
*	Noble W2 Warrants 01/05/22	82,350	0
*	RS PCL Warrants 05/23/24	442,680	46,063
*	Samart Corp. PCL Warrants 05/17/24	492,735	23,987
*	Samart Telcoms PCL Rights 05/17/24	410,883	21,252
*	Sermsang Power Corp. Co., Ltd. Warrants 02/22/22	119,229	12,261

Emerging Markets Core Equity Portfolio
CONTINUED
	Shares	Value»

THAILAND — (Continued)
* Sermsang Power Corp. Co., Ltd. Warrants 05/22/25	248,072	$22,190
TOTAL THAILAND		248,116
TOTAL RIGHTS/WARRANTS		943,365
TOTAL INVESTMENT SECURITIES (Cost $19,525,308,287)		29,416,757,853

			Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	49,849,826	576,762,484
TOTAL INVESTMENTS — (100.0%)
(Cost $20,101,997,215)^^			$29,993,520,337
As of July 31, 2021, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,057	09/17/21	$227,425,864	$231,985,075	$4,559,211
Total Futures Contracts			$227,425,864	$231,985,075	$4,559,211
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
India	—	$73,155	—	$73,155
Common Stocks
Belgium	—	3,944,059	—	3,944,059
Brazil	$1,225,928,498	—	—	1,225,928,498
Chile	163,228,776	—	—	163,228,776
China	1,306,240,862	7,822,524,807	—	9,128,765,669
Colombia	42,059,614	—	—	42,059,614
Czech Republic	—	29,246,493	—	29,246,493
Egypt	233,821	13,946,698	—	14,180,519
Greece	—	56,176,655	—	56,176,655
Hong Kong	10,286,953	14,345,018	—	24,631,971
Hungary	—	70,895,073	—	70,895,073
India	190,234,040	3,515,477,496	—	3,705,711,536
Indonesia	14,753,578	386,263,386	—	401,016,964
Malaysia	—	465,594,158	—	465,594,158
Mexico	687,729,234	22,627	—	687,751,861
Peru	18,165,335	—	—	18,165,335
Philippines	3,812,197	212,093,577	—	215,905,774
Poland	—	238,468,940	—	238,468,940
Qatar	—	89,570,227	—	89,570,227
Russia	16,520,055	262,148,410	—	278,668,465
Saudi Arabia	2,006,665	841,405,417	—	843,412,082
South Africa	138,086,228	1,192,625,560	—	1,330,711,788
South Korea	89,681,804	4,298,820,283	—	4,388,502,087
Taiwan	456,610,803	4,395,627,271	—	4,852,238,074

Emerging Markets Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	$554,034,464	—	—	$554,034,464
Turkey	643,921	$143,566,498	—	144,210,419
United Arab Emirates	—	130,551,335	—	130,551,335
United Kingdom	—	942,286	—	942,286
United States	6,960,813	—	—	6,960,813
Preferred Stocks
Brazil	290,491,972	—	—	290,491,972
Chile	3,085,677	—	—	3,085,677
Colombia	8,735,235	—	—	8,735,235
Philippines	—	1,053,886	—	1,053,886
South Korea	—	231,103	—	231,103
Thailand	669,525	—	—	669,525
Rights/Warrants
Brazil	—	1,795	—	1,795
Greece	—	23,396	—	23,396
Indonesia	—	28,691	—	28,691
Malaysia	—	199,030	—	199,030
South Korea	—	189,704	—	189,704
Taiwan	—	252,633	—	252,633
Thailand	—	248,116	—	248,116
Securities Lending Collateral	—	576,762,484	—	576,762,484
Futures Contracts**	4,559,211	—	—	4,559,211
TOTAL	$5,234,759,281	$24,763,320,267	—	$29,998,079,548
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (10.7%)
	Activision Blizzard, Inc.	33,967	$2,840,321
*	Alphabet, Inc., Class A	12,785	34,449,566
*	Alphabet, Inc., Class C	12,532	33,891,791
*	Altice USA, Inc., Class A	10,421	320,237
	AT&T, Inc.	376,126	10,550,334
	Cable One, Inc.	641	1,210,202
#*	Charter Communications, Inc., Class A	8,231	6,124,276
	Comcast Corp., Class A	283,704	16,690,306
#*	Discovery, Inc., Class A	21,517	624,208
*	Discovery, Inc., Class C	40,952	1,110,209
*	DISH Network Corp., Class A	30,038	1,258,292
	Electronic Arts, Inc.	17,244	2,482,446
*	Facebook, Inc., Class A	116,865	41,638,999
	Fox Corp., Class A	34,757	1,239,435
	Fox Corp., Class B	26,067	866,467
*	IAC/InterActiveCorp	2,068	283,916
	Interpublic Group of Cos., Inc. (The)	69,400	2,453,984
*	Liberty Broadband Corp., Class A	2,108	361,880
*	Liberty Broadband Corp., Class C	12,426	2,205,491
*	Liberty Media Corp.-Liberty Formula One, Class A	1,915	79,396
*	Liberty Media Corp.-Liberty Formula One, Class C	24,880	1,167,618
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,443	394,204
*	Liberty Media Corp.-Liberty SiriusXM, Class C	17,636	814,783
*	Live Nation Entertainment, Inc.	8,634	681,136
	Lumen Technologies, Inc.	174,306	2,173,596
*	Match Group, Inc.	13,161	2,096,152
*	Netflix, Inc.	17,536	9,076,108
	New York Times Co. (The), Class A	12,013	525,929
	News Corp., Class A	30,333	747,102
	News Corp., Class B	17,470	410,720
	Omnicom Group, Inc.	32,803	2,388,714
*	Pinterest, Inc., Class A	13,691	806,400
*	Roku, Inc.	3,149	1,348,748
#	Sirius XM Holdings, Inc.	73,704	476,865
#*	Snap, Inc., Class A	24,862	1,850,230
*	Spotify Technology SA	2,794	638,904
*	Take-Two Interactive Software, Inc.	7,849	1,361,174
*	T-Mobile US, Inc.	29,794	4,290,932
*	Twitter, Inc.	25,787	1,798,643
	Verizon Communications, Inc.	330,179	18,417,385
#	ViacomCBS, Inc., Class A	868	38,652
	ViacomCBS, Inc., Class B	48,997	2,005,447
*	Vimeo, Inc.	3,357	150,394
*	Walt Disney Co. (The)	67,564	11,892,615
	Warner Music Group Corp., Class A	2,458	92,888
*	Zillow Group, Inc., Class A	7,062	756,552
#*	Zillow Group, Inc., Class C	9,662	1,026,684
*	Zynga, Inc., Class A	86,080	869,408
TOTAL COMMUNICATION SERVICES			228,979,739
CONSUMER DISCRETIONARY — (11.4%)
	Advance Auto Parts, Inc.	7,704	1,633,710
*	Amazon.com, Inc.	19,164	63,769,935

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Aptiv P.L.C.	14,325	$2,390,126
	Aramark	20,322	713,912
	Autoliv, Inc.	6,474	653,097
*	AutoNation, Inc.	300	36,399
*	AutoZone, Inc.	975	1,582,981
	Bath & Body Works, Inc.	15,849	1,269,029
	Best Buy Co., Inc.	30,827	3,463,413
*	Booking Holdings, Inc.	1,064	2,317,669
	BorgWarner, Inc.	24,939	1,221,512
*	Bright Horizons Family Solutions, Inc.	4,732	707,434
*	Burlington Stores, Inc.	1,710	572,508
*	Caesars Entertainment, Inc.	15,188	1,326,824
*	Capri Holdings, Ltd.	2,200	123,882
*	CarMax, Inc.	20,731	2,776,917
#*	Carnival Corp.	66,617	1,442,258
#*	Carvana Co.	1,784	602,207
#*	Chegg, Inc.	8,610	763,104
#*	Chewy, Inc., Class A	2,699	225,906
*	Chipotle Mexican Grill, Inc.	1,110	2,068,418
	Churchill Downs, Inc.	2,600	483,080
	Darden Restaurants, Inc.	7,254	1,058,214
*	Deckers Outdoor Corp.	2,689	1,104,776
#	Dick's Sporting Goods, Inc.	5,249	546,631
	Dollar General Corp.	13,937	3,242,304
*	Dollar Tree, Inc.	29,035	2,897,403
	Domino's Pizza, Inc.	1,659	871,788
	DR Horton, Inc.	36,935	3,524,707
	eBay, Inc.	46,607	3,179,064
*	Etsy, Inc.	4,630	849,651
*	Expedia Group, Inc.	3,602	579,454
*	Five Below, Inc.	5,074	986,487
*	Floor & Decor Holdings, Inc., Class A	8,043	981,326
*	Ford Motor Co.	160,349	2,236,869
	Gap, Inc. (The)	37,817	1,103,122
	Garmin, Ltd.	19,421	3,052,981
*	General Motors Co.	79,950	4,544,358
	Gentex Corp.	38,439	1,308,079
	Genuine Parts Co.	15,878	2,015,236
	Hasbro, Inc.	17,370	1,727,273
*	Hilton Worldwide Holdings, Inc.	11,715	1,539,937
	Home Depot, Inc. (The)	46,264	15,183,382
*	Hyatt Hotels Corp., Class A	294	23,482
	Kohl's Corp.	8,581	435,915
*	Las Vegas Sands Corp.	11,709	495,876
	Lear Corp.	6,405	1,120,747
	Lennar Corp., Class A	24,214	2,546,102
	Lennar Corp., Class B	1,823	157,416
	Levi Strauss & Co., Class A	5,125	141,040
	Lithia Motors, Inc., Class A	3,716	1,401,750
*	LKQ Corp.	36,848	1,870,036
	Lowe's Cos., Inc.	36,480	7,029,331
*	Lululemon Athletica, Inc.	5,376	2,151,314
*	Marriott International, Inc., Class A	13,157	1,920,659
	McDonald's Corp.	30,648	7,438,576
	MGM Resorts International	28,027	1,051,853
*	Mohawk Industries, Inc.	5,504	1,072,730
	Newell Brands, Inc.	37,607	930,773
	NIKE, Inc., Class B	49,904	8,359,419
#*	Norwegian Cruise Line Holdings, Ltd.	30,865	741,686

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	NVR, Inc.	402	$2,099,485
*	O'Reilly Automotive, Inc.	3,105	1,874,923
*	Peloton Interactive, Inc., Class A	8,733	1,030,931
#*	Penn National Gaming, Inc.	11,099	758,950
	Pool Corp.	2,589	1,237,076
	PulteGroup, Inc.	34,755	1,907,007
	Ralph Lauren Corp.	3,600	408,672
#*	RH	1,509	1,002,097
	Ross Stores, Inc.	12,863	1,578,161
#*	Royal Caribbean Cruises, Ltd.	19,439	1,494,276
	Service Corp. International	31,732	1,982,933
	Starbucks Corp.	48,390	5,875,998
*	Tapestry, Inc.	25,897	1,095,443
	Target Corp.	31,433	8,205,585
*	Tesla, Inc.	21,902	15,051,054
	TJX Cos., Inc. (The)	53,033	3,649,201
	Tractor Supply Co.	10,104	1,828,117
*	Ulta Beauty, Inc.	3,847	1,291,823
*	Under Armour, Inc., Class A	13,004	265,932
*	Under Armour, Inc., Class C	15,214	266,549
*	Vail Resorts, Inc.	3,206	978,471
	VF Corp.	21,451	1,720,370
#*	Wayfair, Inc., Class A	2,776	670,015
	Whirlpool Corp.	11,760	2,605,310
#	Williams-Sonoma, Inc.	9,262	1,405,045
*	Wynn Resorts, Ltd.	6,089	598,731
	Yum! Brands, Inc.	13,047	1,714,245
TOTAL CONSUMER DISCRETIONARY			244,162,468
CONSUMER STAPLES — (6.1%)
	Altria Group, Inc.	103,375	4,966,135
	Archer-Daniels-Midland Co.	43,323	2,587,250
#*	Beyond Meat, Inc.	2,661	326,505
#*	Boston Beer Co., Inc. (The), Class A	607	430,970
	Brown-Forman Corp., Class A	3,116	208,429
	Brown-Forman Corp., Class B	20,812	1,475,987
	Bunge, Ltd.	15,002	1,164,605
#	Campbell Soup Co.	32,963	1,441,142
	Church & Dwight Co., Inc.	21,130	1,829,435
	Clorox Co. (The)	6,475	1,171,263
	Coca-Cola Co. (The)	204,227	11,647,066
	Colgate-Palmolive Co.	35,913	2,855,083
	Conagra Brands, Inc.	42,947	1,438,295
	Constellation Brands, Inc., Class A	8,442	1,893,878
	Costco Wholesale Corp.	22,042	9,471,888
*	Darling Ingredients, Inc.	19,863	1,371,937
	Estee Lauder Cos., Inc. (The), Class A	11,738	3,918,497
	General Mills, Inc.	57,188	3,366,086
	Hershey Co. (The)	8,730	1,561,622
	Hormel Foods Corp.	47,469	2,201,612
	JM Smucker Co. (The)	11,956	1,567,551
	Kellogg Co.	33,268	2,107,860
	Keurig Dr Pepper, Inc.	23,660	833,069
	Kimberly-Clark Corp.	14,860	2,016,799
	Kraft Heinz Co. (The)	26,540	1,020,994
	Kroger Co. (The)	105,546	4,295,722
	Lamb Weston Holdings, Inc.	12,104	808,184
	McCormick & Co., Inc.	17,928	1,509,000
	McCormick & Co., Inc.	612	51,509

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Molson Coors Beverage Co., Class B	21,566	$1,054,362
	Mondelez International, Inc., Class A	59,110	3,739,299
*	Monster Beverage Corp.	19,555	1,844,428
	PepsiCo, Inc.	74,464	11,687,125
	Philip Morris International, Inc.	64,433	6,449,099
	Procter & Gamble Co. (The)	124,570	17,717,591
	Sysco Corp.	28,709	2,130,208
	Tyson Foods, Inc., Class A	30,784	2,199,825
*	US Foods Holding Corp.	14,901	511,700
	Walgreens Boots Alliance, Inc.	41,451	1,954,415
	Walmart, Inc.	79,532	11,337,287
TOTAL CONSUMER STAPLES			130,163,712
ENERGY — (2.6%)
	Baker Hughes Co.	53,555	1,137,508
*	Cheniere Energy, Inc.	13,234	1,123,964
	Chevron Corp.	72,140	7,344,573
	ConocoPhillips	69,201	3,879,408
	Continental Resources, Inc.	16,493	563,236
	Devon Energy Corp.	52,997	1,369,443
	Diamondback Energy, Inc.	11,317	872,880
*	DTE Midstream LLC	4,215	178,716
	EOG Resources, Inc.	33,926	2,471,848
	Exxon Mobil Corp.	157,133	9,046,147
	Halliburton Co.	103,783	2,146,232
	Hess Corp.	34,057	2,603,317
	Kinder Morgan, Inc.	108,265	1,881,646
	Marathon Oil Corp.	62,489	724,248
	Marathon Petroleum Corp.	54,909	3,032,075
	Occidental Petroleum Corp.	98,098	2,560,358
	ONEOK, Inc.	37,953	1,972,417
	Phillips 66	24,896	1,828,113
	Pioneer Natural Resources Co.	16,705	2,428,406
	Schlumberger, N.V.	90,017	2,595,190
	Targa Resources Corp.	27,261	1,147,961
#	Texas Pacific Land Corp.	233	347,764
	Valero Energy Corp.	31,696	2,122,681
	Williams Cos., Inc. (The)	104,801	2,625,265
TOTAL ENERGY			56,003,396
FINANCIALS — (11.4%)
	Aflac, Inc.	49,485	2,721,675
*	Alleghany Corp.	1,440	954,864
	Allstate Corp. (The)	23,629	3,072,951
	Ally Financial, Inc.	52,249	2,683,509
	American Express Co.	43,776	7,465,121
	American Financial Group, Inc.	5,790	732,377
	American International Group, Inc.	40,279	1,907,211
	Ameriprise Financial, Inc.	14,135	3,640,611
	Aon P.L.C., Class A	12,949	3,367,128
*	Arch Capital Group, Ltd.	30,990	1,208,610
	Ares Management Corp., Class A	7,408	530,487
	Arthur J Gallagher & Co.	20,478	2,852,790
	Assurant, Inc.	4,759	751,018
*	Athene Holding, Ltd., Class A	21,893	1,414,726
	Bank of America Corp.	290,728	11,152,326
	Bank of New York Mellon Corp. (The)	30,893	1,585,738
*	Berkshire Hathaway, Inc., Class B	68,126	18,958,785

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BlackRock, Inc.	6,888	$5,973,067
	Blackstone Group, Inc. (The)	29,831	3,438,619
	Brown & Brown, Inc.	31,425	1,709,520
	Capital One Financial Corp.	18,382	2,972,369
	Cboe Global Markets, Inc.	12,656	1,499,356
	Charles Schwab Corp. (The)	56,050	3,808,598
	Chubb, Ltd.	16,855	2,844,113
	Cincinnati Financial Corp.	13,946	1,643,954
	Citigroup, Inc.	77,723	5,255,629
	Citizens Financial Group, Inc.	33,028	1,392,460
	CME Group, Inc.	13,755	2,917,848
	CNA Financial Corp.	6,080	267,581
	Comerica, Inc.	10,311	707,953
#	Commerce Bancshares, Inc.	14,883	1,052,675
	Discover Financial Services	32,014	3,979,981
	East West Bancorp, Inc.	15,398	1,095,568
	Equitable Holdings, Inc.	40,353	1,245,697
	Erie Indemnity Co., Class A	4,776	883,035
	Everest Re Group, Ltd.	4,304	1,088,180
	FactSet Research Systems, Inc.	3,388	1,210,465
	Fidelity National Financial, Inc.	36,583	1,631,968
	Fifth Third Bancorp	54,688	1,984,628
	First Horizon Corp.	53,453	825,849
	First Republic Bank	13,847	2,700,442
	Franklin Resources, Inc.	36,956	1,092,050
	Globe Life, Inc.	14,492	1,349,350
	Goldman Sachs Group, Inc. (The)	13,788	5,168,845
	Hartford Financial Services Group, Inc. (The)	37,905	2,411,516
	Huntington Bancshares, Inc.	90,043	1,267,805
	Interactive Brokers Group, Inc., Class A	5,300	327,858
	Intercontinental Exchange, Inc.	25,646	3,073,160
	Invesco, Ltd.	35,261	859,663
	JPMorgan Chase & Co.	150,358	22,821,337
	KeyCorp	75,257	1,479,553
	KKR & Co., Inc.	26,231	1,672,489
	Lincoln National Corp.	19,683	1,212,866
	Loews Corp.	20,407	1,094,427
	LPL Financial Holdings, Inc.	10,135	1,429,440
	M&T Bank Corp.	10,334	1,383,206
*	Markel Corp.	1,056	1,273,716
	MarketAxess Holdings, Inc.	1,856	881,916
	Marsh & McLennan Cos., Inc.	26,983	3,972,437
	MetLife, Inc.	28,000	1,615,600
	Moody's Corp.	9,694	3,644,944
	Morgan Stanley	70,736	6,789,241
	Morningstar, Inc.	4,414	1,115,109
	MSCI, Inc., Class A	3,490	2,079,900
	Nasdaq, Inc.	18,135	3,386,349
	Northern Trust Corp.	21,845	2,465,208
	PNC Financial Services Group, Inc. (The)	15,976	2,914,182
	Principal Financial Group, Inc.	24,811	1,541,507
	Progressive Corp. (The)	37,314	3,550,800
	Prudential Financial, Inc.	15,276	1,531,877
	Raymond James Financial, Inc.	14,831	1,920,318
	Regions Financial Corp.	74,541	1,434,914
	Reinsurance Group of America, Inc.	3,812	420,006
	RenaissanceRe Holdings, Ltd.	5,085	776,429
	S&P Global, Inc.	10,392	4,455,258
	Santander Consumer USA Holdings, Inc.	19,281	791,099

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	SEI Investments Co.	18,771	$1,141,277
	Signature Bank	3,804	863,394
	State Street Corp.	26,967	2,349,904
*	SVB Financial Group	5,512	3,031,380
	Synchrony Financial	60,987	2,867,609
	T Rowe Price Group, Inc.	17,145	3,500,323
	Tradeweb Markets, Inc., Class A	6,784	588,376
	Travelers Cos., Inc. (The)	23,366	3,479,665
	Truist Financial Corp.	50,076	2,725,637
	U.S. Bancorp.	54,769	3,041,870
	Voya Financial, Inc.	9,928	639,363
	Wells Fargo & Co.	146,284	6,720,287
	Western Alliance Bancorp	9,808	910,379
	Willis Towers Watson P.L.C.	10,001	2,061,006
	WR Berkley Corp.	17,033	1,246,305
	Zions Bancorp NA	7,160	373,394
TOTAL FINANCIALS			245,874,026
HEALTH CARE — (13.7%)
*	10X Genomics, Inc., Class A	1,294	237,100
	Abbott Laboratories	84,511	10,224,141
	AbbVie, Inc.	93,295	10,850,208
*	ABIOMED, Inc.	3,339	1,092,320
*	Acceleron Pharma, Inc.	925	115,681
	Agilent Technologies, Inc.	14,063	2,154,873
*	Align Technology, Inc.	2,319	1,613,560
#*	Alnylam Pharmaceuticals, Inc.	3,749	670,846
*	Amedisys, Inc.	2,200	573,364
	AmerisourceBergen Corp.	11,102	1,356,331
	Amgen, Inc.	31,777	7,675,417
	Anthem, Inc.	12,486	4,794,749
	AstraZeneca P.L.C., Sponsored ADR	31,096	1,779,935
*	Avantor, Inc.	34,936	1,312,895
	Baxter International, Inc.	35,838	2,772,069
	Becton Dickinson and Co.	10,944	2,798,928
*	Biogen, Inc.	11,131	3,636,832
*	BioMarin Pharmaceutical, Inc.	11,388	873,801
*	Bio-Rad Laboratories, Inc., Class A	1,921	1,420,599
	Bio-Techne Corp.	2,847	1,372,937
*	Boston Scientific Corp.	51,954	2,369,102
#*	Bridgebio Pharma, Inc.	2,423	129,509
	Bristol-Myers Squibb Co.	107,788	7,315,572
	Bruker Corp.	12,075	993,169
	Cardinal Health, Inc.	36,997	2,196,882
*	Catalent, Inc.	15,212	1,822,550
*	Centene Corp.	29,273	2,008,421
	Cerner Corp.	28,301	2,275,117
*	Charles River Laboratories International, Inc.	3,962	1,612,217
	Chemed Corp.	1,883	896,346
	Cigna Corp.	18,329	4,206,322
	Cooper Cos., Inc. (The)	3,819	1,610,740
*	CRISPR Therapeutics AG	3,480	421,150
	CVS Health Corp.	66,363	5,465,657
	Danaher Corp.	24,873	7,399,469
*	DaVita, Inc.	16,882	2,030,060
*	Denali Therapeutics, Inc.	9,200	469,476
	DENTSPLY SIRONA, Inc.	16,929	1,117,991
*	DexCom, Inc.	3,078	1,586,740
*	Edwards Lifesciences Corp.	21,113	2,370,357

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Elanco Animal Health, Inc.	35,778	$1,304,824
	Eli Lilly and Co.	42,293	10,298,345
	Encompass Health Corp.	13,865	1,154,261
*	Exact Sciences Corp.	9,085	979,726
*	Fate Therapeutics, Inc.	1,826	151,193
	Gilead Sciences, Inc.	64,522	4,406,207
#*	Guardant Health, Inc.	6,342	696,352
	HCA Healthcare, Inc.	11,562	2,869,688
*	Henry Schein, Inc.	18,666	1,496,080
*	Hologic, Inc.	23,901	1,793,531
*	Horizon Therapeutics P.L.C.	16,733	1,673,635
	Humana, Inc.	7,830	3,334,484
*	IDEXX Laboratories, Inc.	4,742	3,217,589
*	Illumina, Inc.	3,774	1,870,960
*	Incyte Corp.	8,511	658,326
*	Insulet Corp.	2,033	568,610
*	Intellia Therapeutics, Inc.	4,005	568,109
*	Intuitive Surgical, Inc.	3,810	3,777,463
*	IQVIA Holdings, Inc.	10,997	2,723,957
*	Jazz Pharmaceuticals P.L.C.	7,605	1,289,200
	Johnson & Johnson	153,595	26,449,059
*	Laboratory Corp. of America Holdings	8,812	2,609,674
*	Masimo Corp.	4,654	1,267,703
	McKesson Corp.	8,119	1,654,896
	Medtronic P.L.C.	50,262	6,599,903
	Merck & Co., Inc.	144,699	11,123,012
*	Mettler-Toledo International, Inc.	1,416	2,086,773
*	Mirati Therapeutics, Inc.	2,509	401,591
*	Moderna, Inc.	10,099	3,571,006
*	Molina Healthcare, Inc.	10,229	2,792,619
*	Natera, Inc.	3,951	452,469
*	Neurocrine Biosciences, Inc.	5,618	523,654
*	Novavax, Inc.	2,810	503,917
*	Novocure, Ltd.	2,637	406,124
*	Organon & Co.	14,469	419,746
*	Penumbra, Inc.	1,878	499,980
	PerkinElmer, Inc.	12,250	2,232,317
	Pfizer, Inc.	281,677	12,058,592
	Quest Diagnostics, Inc.	14,739	2,089,990
*	Regeneron Pharmaceuticals, Inc.	4,912	2,822,484
*	Repligen Corp.	4,145	1,018,427
	ResMed, Inc.	7,852	2,134,174
#	Royalty Pharma P.L.C., Class A	11,796	450,607
*	Seagen, Inc.	6,515	999,336
	STERIS P.L.C.	8,863	1,931,691
	Stryker Corp.	13,648	3,697,789
*	Syneos Health, Inc.	6,600	591,822
#*	Teladoc Health, Inc.	7,900	1,172,755
	Teleflex, Inc.	3,423	1,360,403
	Thermo Fisher Scientific, Inc.	18,348	9,908,103
*	United Therapeutics Corp.	3,200	582,176
	UnitedHealth Group, Inc.	51,981	21,427,608
	Universal Health Services, Inc., Class B	9,183	1,473,045
*	Veeva Systems, Inc., Class A	4,424	1,471,909
*	Vertex Pharmaceuticals, Inc.	9,583	1,931,741
	Viatris, Inc.	98,854	1,390,876
*	Waters Corp.	3,547	1,382,656
	West Pharmaceutical Services, Inc.	3,940	1,622,216
	Zimmer Biomet Holdings, Inc.	16,096	2,630,408

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Zoetis, Inc.	26,373	$5,345,807
TOTAL HEALTH CARE			293,545,031
INDUSTRIALS — (11.3%)
	3M Co.	35,336	6,994,408
#	ADT, Inc.	33,052	346,715
*	AECOM	10,806	680,346
	AGCO Corp.	9,734	1,285,959
*	Alaska Air Group, Inc.	6,700	388,801
	Allegion P.L.C.	8,851	1,209,047
	AMERCO	2,734	1,607,483
*	American Airlines Group, Inc.	15,200	309,776
	AMETEK, Inc.	25,440	3,537,432
	AO Smith Corp.	19,515	1,372,490
*	Axon Enterprise, Inc.	1,949	362,553
*	Boeing Co. (The)	22,441	5,082,438
	Booz Allen Hamilton Holding Corp., Class A	16,632	1,427,192
*	Builders FirstSource, Inc.	16,400	729,800
	Carlisle Cos., Inc.	7,637	1,544,507
	Carrier Global Corp.	68,992	3,811,808
	Caterpillar, Inc.	35,902	7,422,738
	CH Robinson Worldwide, Inc.	15,827	1,411,294
	Cintas Corp.	10,381	4,091,983
#*	Clarivate P.L.C.	10,924	249,067
*	Copart, Inc.	14,879	2,187,213
*	CoStar Group, Inc.	21,040	1,869,404
	CSX Corp.	144,960	4,685,107
	Cummins, Inc.	19,405	4,503,900
	Deere & Co.	16,908	6,113,764
*	Delta Air Lines, Inc.	16,533	659,667
	Donaldson Co., Inc.	9,555	632,445
	Dover Corp.	15,592	2,605,735
	Eaton Corp. P.L.C.	19,885	3,142,824
	Emerson Electric Co.	36,252	3,657,464
	Equifax, Inc.	8,946	2,331,328
	Expeditors International of Washington, Inc.	14,061	1,803,323
	Fastenal Co.	51,094	2,798,418
	FedEx Corp.	16,324	4,569,904
	Fortive Corp.	26,250	1,907,325
	Fortune Brands Home & Security, Inc.	20,152	1,964,215
*	Generac Holdings, Inc.	3,793	1,590,632
	General Dynamics Corp.	18,410	3,608,912
	General Electric Co.	333,883	4,323,785
	Graco, Inc.	20,394	1,592,363
	HEICO Corp.	4,109	555,742
	HEICO Corp., Class A	5,853	709,910
	Honeywell International, Inc.	35,355	8,265,645
*	Howmet Aerospace, Inc.	39,288	1,289,432
	Hubbell, Inc.	9,655	1,935,441
	Huntington Ingalls Industries, Inc.	3,381	693,545
	IDEX Corp.	5,108	1,157,933
	IHS Markit, Ltd.	21,845	2,552,370
	Illinois Tool Works, Inc.	17,877	4,052,180
*	Ingersoll Rand, Inc.	32,526	1,589,546
	Jacobs Engineering Group, Inc.	10,097	1,365,619
	JB Hunt Transport Services, Inc.	11,663	1,964,632
	Johnson Controls International P.L.C.	28,101	2,006,973
	Kansas City Southern	9,978	2,672,108
	Knight-Swift Transportation Holdings, Inc.	20,768	1,031,962

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	L3Harris Technologies, Inc.	8,087	$1,833,646
	Leidos Holdings, Inc.	18,976	2,019,426
	Lennox International, Inc.	2,835	933,934
	Lockheed Martin Corp.	13,376	4,971,458
*	Lyft, Inc., Class A	10,357	572,949
	Masco Corp.	12,984	775,275
#*	MasTec, Inc.	2,612	264,413
*	Middleby Corp. (The)	2,145	410,746
	Nielsen Holdings P.L.C.	28,220	668,532
	Nordson Corp.	5,277	1,193,288
	Norfolk Southern Corp.	12,468	3,214,624
	Northrop Grumman Corp.	10,314	3,744,188
	Old Dominion Freight Line, Inc.	10,204	2,746,407
	Oshkosh Corp.	2,300	274,965
	Otis Worldwide Corp.	18,551	1,661,242
	Owens Corning	10,319	992,275
	PACCAR, Inc.	40,842	3,389,478
	Parker-Hannifin Corp.	12,944	4,038,916
	Pentair P.L.C.	23,752	1,749,810
*	Plug Power, Inc.	14,717	401,480
	Quanta Services, Inc.	13,631	1,239,058
	Raytheon Technologies Corp.	56,976	4,954,063
	Republic Services, Inc.	40,949	4,846,724
	Robert Half International, Inc.	11,628	1,141,986
	Rockwell Automation, Inc.	6,095	1,873,725
	Rollins, Inc.	20,878	800,254
	Roper Technologies, Inc.	5,466	2,685,664
*	Sensata Technologies Holding P.L.C.	13,480	790,198
	Snap-on, Inc.	7,521	1,639,428
*	Southwest Airlines Co.	45,857	2,316,696
	Stanley Black & Decker, Inc.	14,992	2,954,174
#*	Sunrun, Inc.	14,009	742,057
*	Teledyne Technologies, Inc.	3,795	1,718,262
	Textron, Inc.	21,106	1,456,525
	Toro Co. (The)	13,627	1,549,935
	Trane Technologies P.L.C.	13,135	2,674,417
*	TransDigm Group, Inc.	2,146	1,375,779
	TransUnion	16,504	1,981,470
*	Trex Co., Inc.	13,726	1,332,795
*	Uber Technologies, Inc.	29,580	1,285,547
	Union Pacific Corp.	42,772	9,356,803
*	United Airlines Holdings, Inc.	25,091	1,172,251
	United Parcel Service, Inc., Class B	38,913	7,446,392
*	United Rentals, Inc.	12,781	4,211,979
	Verisk Analytics, Inc., Class A	9,476	1,799,871
	Waste Management, Inc.	26,258	3,893,011
	Watsco, Inc.	3,162	893,075
	Westinghouse Air Brake Technologies Corp.	14,655	1,243,770
	WW Grainger, Inc.	4,222	1,877,017
*	XPO Logistics, Inc.	15,696	2,176,878
	Xylem, Inc.	11,956	1,504,663
TOTAL INDUSTRIALS			243,048,122
INFORMATION TECHNOLOGY — (26.2%)
	Accenture P.L.C., Class A	39,801	12,643,982
*	Adobe, Inc.	19,845	12,336,247
*	Advanced Micro Devices, Inc.	47,982	5,095,209
*	Akamai Technologies, Inc.	16,533	1,982,637
	Amdocs, Ltd.	19,202	1,480,666

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Amphenol Corp., Class A	34,486	$2,499,890
	Analog Devices, Inc.	16,654	2,788,213
*	Anaplan, Inc.	2,928	167,482
*	ANSYS, Inc.	4,455	1,641,489
	Apple, Inc.	795,528	116,035,714
	Applied Materials, Inc.	49,157	6,878,539
*	Arista Networks, Inc.	5,123	1,948,738
*	Arrow Electronics, Inc.	2,794	331,285
#*	Aspen Technology, Inc.	7,818	1,143,461
*	Atlassian Corp. P.L.C., Class A	3,892	1,265,367
*	Autodesk, Inc.	9,645	3,097,299
	Automatic Data Processing, Inc.	23,539	4,934,481
*	Avalara, Inc.	4,579	765,471
*	Bill.Com Holdings, Inc.	2,612	540,214
*	Black Knight, Inc.	11,932	988,089
	Broadcom, Inc.	21,823	10,592,884
	Broadridge Financial Solutions, Inc.	10,454	1,813,664
*	Cadence Design Systems, Inc.	12,379	1,827,759
	CDW Corp.	8,066	1,478,901
*	Ceridian HCM Holding, Inc.	8,464	832,858
*	Ciena Corp.	21,657	1,259,138
	Cisco Systems, Inc.	228,736	12,665,112
	Citrix Systems, Inc.	5,477	551,808
*	Cloudflare, Inc., Class A	3,637	431,457
	Cognex Corp.	12,975	1,173,070
	Cognizant Technology Solutions Corp., Class A	37,689	2,771,272
*	Concentrix Corp.	4,700	769,531
	Corning, Inc.	69,592	2,913,121
*	Coupa Software, Inc.	1,724	374,108
#*	Cree, Inc.	6,917	641,621
*	Crowdstrike Holdings, Inc., Class A	4,868	1,234,573
*	Datadog, Inc., Class A	4,230	468,261
*	Dell Technologies, Inc., Class C	10,042	970,258
*	DocuSign, Inc.	4,816	1,435,361
	Dolby Laboratories, Inc., Class A	6,404	621,828
*	Dropbox, Inc., Class A	16,311	513,633
*	DXC Technology Co.	18,560	742,029
*	Dynatrace, Inc.	9,205	587,923
*	Elastic N.V.	5,282	782,053
*	Enphase Energy, Inc.	4,650	881,640
	Entegris, Inc.	13,368	1,612,716
*	EPAM Systems, Inc.	2,883	1,613,903
*	F5 Networks, Inc.	7,289	1,505,251
*	Fair Isaac Corp.	1,781	933,084
	Fidelity National Information Services, Inc.	23,228	3,462,133
*	First Solar, Inc.	7,786	669,907
*	Fiserv, Inc.	21,476	2,472,102
*	Five9, Inc.	3,172	638,492
*	FleetCor Technologies, Inc.	7,508	1,938,716
*	Flex, Ltd.	52,100	936,237
*	Fortinet, Inc.	8,340	2,270,482
*	Gartner, Inc.	7,103	1,880,377
	Genpact, Ltd.	28,087	1,399,013
	Global Payments, Inc.	11,158	2,158,069
*	Globant SA	2,100	502,236
*	GoDaddy, Inc., Class A	7,667	642,878
*	Guidewire Software, Inc.	6,023	693,850
	Hewlett Packard Enterprise Co.	101,266	1,468,357
	HP, Inc.	47,001	1,356,919

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	HubSpot, Inc.	1,208	$719,992
	Intel Corp.	257,129	13,812,970
	International Business Machines Corp.	63,143	8,900,637
	Intuit, Inc.	9,138	4,842,866
*	IPG Photonics Corp.	5,941	1,296,089
	Jabil, Inc.	10,127	602,962
	Jack Henry & Associates, Inc.	6,830	1,189,035
	Juniper Networks, Inc.	28,091	790,481
*	Keysight Technologies, Inc.	15,734	2,589,030
	KLA Corp.	8,506	2,961,449
	Lam Research Corp.	7,295	4,649,906
*	Manhattan Associates, Inc.	5,216	832,630
	Marvell Technology, Inc.	56,705	3,431,220
	Mastercard, Inc., Class A	47,587	18,365,727
	Maxim Integrated Products, Inc.	17,156	1,714,056
	Microchip Technology, Inc.	17,404	2,490,860
*	Micron Technology, Inc.	57,070	4,427,491
	Microsoft Corp.	318,006	90,603,089
	MKS Instruments, Inc.	3,049	476,986
#*	MongoDB, Inc.	1,556	558,480
	Monolithic Power Systems, Inc.	2,167	973,546
	Motorola Solutions, Inc.	7,367	1,649,619
	NetApp, Inc.	12,665	1,008,007
	NortonLifeLock, Inc.	22,329	554,206
*	Nuance Communications, Inc.	17,200	944,280
	NVIDIA Corp.	97,236	18,960,048
	NXP Semiconductors NV	2,371	489,351
#*	Okta, Inc.	3,266	809,282
*	ON Semiconductor Corp.	49,103	1,917,963
	Oracle Corp.	103,459	9,015,417
*	Palantir Technologies, Inc., Class A	13,998	303,897
*	Palo Alto Networks, Inc.	2,466	984,057
	Paychex, Inc.	27,825	3,167,041
*	Paycom Software, Inc.	2,768	1,107,200
*	Paylocity Holding Corp.	3,400	705,364
*	PayPal Holdings, Inc.	37,226	10,256,880
	Pegasystems, Inc.	4,414	563,403
*	PTC, Inc.	7,206	976,053
*	Qorvo, Inc.	12,423	2,355,277
	QUALCOMM, Inc.	60,153	9,010,919
*	RingCentral, Inc., Class A	2,159	577,036
*	salesforce.com, Inc.	32,878	7,954,175
#	Seagate Technology Holdings P.L.C	16,277	1,430,748
*	ServiceNow, Inc.	5,604	3,294,536
	Skyworks Solutions, Inc.	14,017	2,586,277
*	SolarEdge Technologies, Inc.	3,802	986,543
*	Splunk, Inc.	5,032	714,443
*	Square, Inc., Class A	9,451	2,336,854
	SS&C Technologies Holdings, Inc.	27,465	2,152,981
*	Synopsys, Inc.	6,262	1,803,393
	TE Connectivity, Ltd.	16,830	2,481,920
	Teradyne, Inc.	16,406	2,083,562
	Texas Instruments, Inc.	49,493	9,434,356
*	Trade Desk, Inc. (The), Class A	14,880	1,218,821
*	Trimble, Inc.	19,461	1,663,916
*	Twilio, Inc., Class A	4,438	1,657,992
*	Tyler Technologies, Inc.	2,067	1,018,287
#	Ubiquiti, Inc.	404	126,492
	Universal Display Corp.	4,752	1,114,296

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	VeriSign, Inc.	4,386	$948,999
#	Visa, Inc., Class A	82,332	20,285,781
*	VMware, Inc., Class A	4,647	714,430
*	Western Digital Corp.	31,687	2,057,437
	Western Union Co. (The)	33,535	778,347
*	WEX, Inc.	2,459	466,546
*	Workday, Inc., Class A	4,820	1,129,808
	Xilinx, Inc.	13,650	2,045,316
*	Zebra Technologies Corp., Class A	3,413	1,885,614
*	Zendesk, Inc.	3,012	393,156
*	Zoom Video Communications, Inc., Class A	4,478	1,693,132
*	Zscaler, Inc.	2,717	640,967
TOTAL INFORMATION TECHNOLOGY			563,736,985
MATERIALS — (3.8%)
	Air Products & Chemicals, Inc.	11,701	3,405,342
	Albemarle Corp.	12,044	2,481,546
	Amcor P.L.C.	167,728	1,938,936
	AptarGroup, Inc.	10,979	1,415,413
	Avery Dennison Corp.	8,592	1,810,163
	Ball Corp.	23,950	1,937,076
*	Berry Global Group, Inc.	10,910	701,404
	Celanese Corp., Class A	12,318	1,918,775
	CF Industries Holdings, Inc.	14,518	685,975
#*	Cleveland-Cliffs, Inc.	21,756	543,900
	Corteva, Inc.	57,252	2,449,240
	Crown Holdings, Inc.	17,454	1,741,211
	Dow, Inc.	55,993	3,480,525
	DuPont de Nemours, Inc.	14,507	1,088,750
	Eastman Chemical Co.	15,192	1,712,442
	Ecolab, Inc.	13,186	2,911,864
	FMC Corp.	16,378	1,751,627
	Freeport-McMoRan, Inc.	126,058	4,802,810
	International Flavors & Fragrances, Inc.	18,621	2,805,067
	International Paper Co.	47,160	2,723,962
	Linde P.L.C.	21,882	6,726,308
	LyondellBasell Industries NV, Class A	49,908	4,957,362
	Martin Marietta Materials, Inc.	6,247	2,269,535
	Mosaic Co. (The)	28,274	882,997
	Newmont Corp.	42,951	2,698,182
	Nucor Corp.	28,534	2,968,107
	Packaging Corp. of America	12,009	1,699,273
	PPG Industries, Inc.	16,396	2,681,074
	Reliance Steel & Aluminum Co.	8,877	1,395,020
	Royal Gold, Inc.	5,680	690,234
	RPM International, Inc.	13,586	1,176,412
	Scotts Miracle-Gro Co. (The)	5,810	1,028,138
	Sherwin-Williams Co. (The)	12,990	3,780,480
#	Southern Copper Corp.	8,004	525,383
	Steel Dynamics, Inc.	23,061	1,486,281
	Vulcan Materials Co.	14,403	2,592,396
	Westlake Chemical Corp.	6,774	561,700
	WestRock Co.	21,069	1,036,805
TOTAL MATERIALS			81,461,715
REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	36,710	3,541,047

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Jones Lang LaSalle, Inc.	3,869	$861,123
TOTAL REAL ESTATE			4,402,170
UTILITIES — (1.9%)
	AES Corp. (The)	34,749	823,551
	Alliant Energy Corp.	10,392	608,244
	Ameren Corp.	10,230	858,502
	American Electric Power Co., Inc.	19,408	1,710,233
	American Water Works Co., Inc.	7,542	1,282,970
	Atmos Energy Corp.	5,126	505,372
#	Avangrid, Inc.	5,483	285,884
	CenterPoint Energy, Inc.	31,601	804,561
	CMS Energy Corp.	12,185	752,911
	Consolidated Edison, Inc.	14,385	1,061,181
	Dominion Energy, Inc.	31,007	2,321,494
	DTE Energy Co.	8,431	989,125
	Duke Energy Corp.	29,549	3,105,895
	Edison International	15,924	867,858
	Entergy Corp.	8,412	865,763
#	Essential Utilities, Inc.	12,986	637,872
	Evergy, Inc.	9,533	621,742
	Eversource Energy	14,259	1,230,124
	Exelon Corp.	38,689	1,810,645
	FirstEnergy Corp.	22,399	858,330
	NextEra Energy, Inc.	75,682	5,895,628
	NiSource, Inc.	20,159	499,338
	NRG Energy, Inc.	38,625	1,592,895
#*	PG&E Corp.	45,405	399,110
	Pinnacle West Capital Corp.	5,870	490,439
	PPL Corp.	34,251	971,701
	Public Service Enterprise Group, Inc.	20,696	1,287,912
	Sempra Energy	11,302	1,476,606
	Southern Co. (The)	41,471	2,648,753
	UGI Corp.	17,137	788,131
	Vistra Corp.	49,971	956,945
	WEC Energy Group, Inc.	12,873	1,211,864
	Xcel Energy, Inc.	20,820	1,420,965
TOTAL UTILITIES			41,642,544
TOTAL COMMON STOCKS Cost ($1,085,707,046)			2,133,019,908

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	1,010,883	1,010,883
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	1,194,806	13,823,910
TOTAL INVESTMENTS — (100.0%)
(Cost $1,100,539,758)^^			$2,147,854,701

U.S. Large Cap Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$228,979,739	—	—	$228,979,739
Consumer Discretionary	244,162,468	—	—	244,162,468
Consumer Staples	130,163,712	—	—	130,163,712
Energy	56,003,396	—	—	56,003,396
Financials	245,874,026	—	—	245,874,026
Health Care	293,545,031	—	—	293,545,031
Industrials	243,048,122	—	—	243,048,122
Information Technology	563,736,985	—	—	563,736,985
Materials	81,461,715	—	—	81,461,715
Real Estate	4,402,170	—	—	4,402,170
Utilities	41,642,544	—	—	41,642,544
Temporary Cash Investments	1,010,883	—	—	1,010,883
Securities Lending Collateral	—	$13,823,910	—	13,823,910
TOTAL	$2,134,030,791	$13,823,910	—	$2,147,854,701

DFA COMMODITY STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (47.5%)
AUSTRALIA — (0.7%)
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)	1.020%, 11/23/21		2,000	$2,005,204
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,225	2,398,250
Ω	4.625%, 04/29/24		5,600	6,149,106
	TOTAL AUSTRALIA			10,552,560
CANADA — (13.8%)
	Bank of Montreal
	1.610%, 10/28/21	CAD	2,500	2,010,180
Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	2,500	2,014,608
	1.830%, 04/27/22	CAD	17,000	13,777,685
	Canada Housing Trust No 1, Floating Rate Note, 3M CDOR + 0.100%, FRN
(r)Ω	0.535%, 09/15/22	CAD	10,000	8,045,287
	Canadian Government Bond
	2.250%, 03/01/24	CAD	24,000	20,090,093
	Canadian Imperial Bank of Commerce
	2.040%, 03/21/22	CAD	25,000	20,257,895
	Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		750	775,479
	Enbridge, Inc.
	4.000%, 10/01/23		7,000	7,469,499
	Hydro-Quebec, Floating Rate Note, 3M CDOR + 0.200%, FRN
(r)	0.639%, 04/14/23	CAD	480	387,605
	ITC Holdings Corp.
	3.650%, 06/15/24		9,000	9,656,945
	National Bank of Canada
	2.100%, 02/01/23		2,500	2,564,333
	Nutrien, Ltd.
	3.625%, 03/15/24		3,300	3,526,961
	Province of Alberta Canada
	1.350%, 09/01/21	CAD	15,000	12,033,064
	Province of Ontario Canada
	3.500%, 06/02/24	CAD	35,000	30,213,169
	Province of Quebec Canada
	2.250%, 02/22/24	CAD	9,000	7,511,566
	Royal Bank of Canada
	2.333%, 12/05/23	CAD	30,000	24,889,708
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Suncor Energy, Inc.
	2.800%, 05/15/23		6,900	$7,171,710
Toronto-Dominion Bank (The)
	2.850%, 03/08/24	CAD	35,000	29,355,843
Toronto-Dominion Bank (The), Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.290%, 01/06/23		3,000	3,002,515
TOTAL CANADA				204,754,145
DENMARK — (0.7%)
Danske Bank A.S.
Ω	5.000%, 01/12/22		784	799,124
	2.700%, 03/02/22		1,000	1,012,748
Ω	5.375%, 01/12/24		6,132	6,788,658
	5.375%, 01/12/24		1,000	1,107,087
TOTAL DENMARK				9,707,617
FRANCE — (0.8%)
BNP Paribas SA
Ω	2.950%, 05/23/22		2,000	2,042,481
Credit Agricole SA
Ω	3.375%, 01/10/22		1,620	1,642,395
Societe Generale SA
Ω	3.250%, 01/12/22		1,000	1,012,650
Ω	3.875%, 03/28/24		6,500	6,985,514
TOTAL FRANCE				11,683,040
GERMANY — (1.8%)
Bayer US Finance II LLC
Ω	3.875%, 12/15/23		3,500	3,744,065
Daimler Finance North America LLC
Ω	2.550%, 08/15/22		1,100	1,123,985
Deutsche Bank AG
	4.250%, 10/14/21		1,300	1,309,841
	3.950%, 02/27/23		1,695	1,778,035
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	45,000	5,136,757
	1.625%, 04/03/24	NOK	66,860	7,696,087
Siemens Financieringsmaatschappij NV
	2.900%, 05/27/22		1,000	1,021,786
Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		850	858,764
Ω	2.700%, 09/26/22		4,000	4,103,238
TOTAL GERMANY				26,772,558

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
	Face Amount^	Value†
	(000)
IRELAND — (0.5%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.875%, 01/16/24	7,500	$8,158,087
ITALY — (0.5%)
Republic of Italy Government International Bond
0.875%, 05/06/24	8,000	8,000,886
JAPAN — (1.1%)
American Honda Finance Corp.
1.950%, 05/20/22	1,500	1,521,210
Mitsubishi UFJ Financial Group, Inc.
2.190%, 09/13/21	1,000	1,002,257
Mitsubishi UFJ Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.060%, FRN
(r) 1.179%, 09/13/21	2,500	2,502,925
Mizuho Financial Group, Inc.
2.953%, 02/28/22	500	507,839
2.601%, 09/11/22	2,173	2,228,298
Mizuho Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r) 1.259%, 09/13/21	560	560,688
Nissan Motor Acceptance Corp.
# 1.900%, 09/14/21	150	150,289
Nissan Motor Co., Ltd.
3.043%, 09/15/23	3,801	3,962,019
Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r) 1.274%, 10/19/21	3,520	3,528,472
TOTAL JAPAN		15,963,997
NETHERLANDS — (1.1%)
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 0.350%, 01/12/24	6,700	6,711,573
ING Groep NV
3.550%, 04/09/24	5,000	5,384,540
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.189%, 12/15/21		5,000	$5,000,999
TOTAL NETHERLANDS				17,097,112
NEW ZEALAND — (1.4%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	30,000	20,659,594
NORWAY — (2.2%)
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	270,000	32,336,555
SPAIN — (0.4%)
Santander Holdings USA, Inc.
#	3.400%, 01/18/23		2,000	2,080,169
	3.500%, 06/07/24		4,000	4,281,322
TOTAL SPAIN				6,361,491
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.6%)
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.294%, 08/19/22		1,500	1,502,700
European Investment Bank
	1.500%, 01/26/24	NOK	119,170	13,696,507
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.180%, 01/13/23		8,700	8,703,828
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				23,903,035
SWEDEN — (1.3%)
Svensk Exportkredit AB, Floating Rate Note
(r)	SOFR + 1.000%, FRN, 1.037%, 05/25/23		19,115	19,409,031
SWITZERLAND — (0.8%)
Credit Suisse AG
	3.000%, 10/29/21		500	503,339

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
SWITZERLAND — (Continued)
	UBS AG, Floating Rate Note, SOFR+0.360,FRN
(r)Ω	0.391%, 02/09/24	11,000	$11,039,008
	TOTAL SWITZERLAND		11,542,347
UNITED KINGDOM — (1.2%)
CNH Industrial Capital LLC
	3.875%, 10/15/21	430	432,925
	4.375%, 04/05/22	1,360	1,394,645
	1.950%, 07/02/23	4,000	4,103,353
	HSBC Holdings P.L.C.
	3.600%, 05/25/23	3,200	3,383,491
	Lloyds Banking Group P.L.C.
	3.000%, 01/11/22	5,400	5,465,433
	NatWest Markets P.L.C.
Ω	2.375%, 05/21/23	2,900	3,000,764
	TOTAL UNITED KINGDOM		17,780,611
UNITED STATES — (17.6%)
	AbbVie, Inc.
	2.900%, 11/06/22	6,500	6,703,046
	Aetna, Inc.
	2.750%, 11/15/22	886	908,024
	Air Lease Corp.
	2.250%, 01/15/23	2,414	2,474,542
	American Express Co.
	2.500%, 08/01/22	3,569	3,642,764
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	2.773%, 12/15/22	6,000	6,189,837
	Bank of America Corp.
	3.300%, 01/11/23	5,000	5,218,408
Boeing Co. (The)
	2.200%, 10/30/22	3,500	3,555,360
	2.800%, 03/01/23	4,000	4,133,570
	Boston Scientific Corp.
	3.450%, 03/01/24	2,000	2,137,669
	Broadcom Corp. / Broadcom Cayman Finance, Ltd.
	3.625%, 01/15/24	8,000	8,532,277
Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22	2,000	2,052,047
	4.350%, 03/15/24	5,000	5,442,253
	Cardinal Health, Inc.
	3.079%, 06/15/24	9,750	10,349,613
	Caterpillar Financial Services Corp., Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r)	0.411%, 09/07/21	1,800	1,800,615
	CenterPoint Energy, Inc.
	3.850%, 02/01/24	2,000	2,142,600
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Charles Schwab Corp. (The), Floating Rate Note, SOFR+0.500,FRN
(r)	0.550%, 03/18/24	3,073	$3,096,861
	Cigna Corp.
	3.750%, 07/15/23	1,163	1,235,069
	Citigroup, Inc.
	4.500%, 01/14/22	195	198,737
	Discovery Communications LLC
	3.800%, 03/13/24	8,000	8,591,773
	Dollar Tree, Inc.
	3.700%, 05/15/23	7,278	7,673,286
Eastman Chemical Co.
	3.500%, 12/01/21	400	404,188
	3.600%, 08/15/22	1,725	1,768,086
	eBay, Inc.
	2.750%, 01/30/23	3,800	3,926,079
Edison International
	2.400%, 09/15/22	2,400	2,437,799
	2.950%, 03/15/23	1,522	1,569,729
	Energy Transfer Partners L.P. / Regency Energy Finance Corp.
	4.500%, 11/01/23	9,000	9,640,219
General Motors Financial Co., Inc.
	3.550%, 07/08/22	1,088	1,119,030
	3.250%, 01/05/23	4,350	4,509,971
	5.200%, 03/20/23	1,753	1,880,205
	5.100%, 01/17/24	2,000	2,200,531
	Global Payments, Inc.
	3.750%, 06/01/23	4,000	4,202,972
Goldman Sachs Group, Inc. (The)
	5.750%, 01/24/22	1,000	1,026,114
	3.625%, 01/22/23	1,503	1,575,798
	3.200%, 02/23/23	4,500	4,684,244
	Harley-Davidson Financial Services, Inc.
	3.350%, 02/15/23	1,200	1,246,051
	Hewlett Packard Enterprise Co.
#	1.450%, 04/01/24	10,000	10,175,685
JPMorgan Chase & Co.
	4.350%, 08/15/21	750	751,035
	3.250%, 09/23/22	4,112	4,251,354
	Kinder Morgan Energy Partners L.P.
	3.950%, 09/01/22	2,120	2,183,556
	Kinder Morgan, Inc.
Ω	5.625%, 11/15/23	4,336	4,762,628
	Kroger Co. (The)
	2.950%, 11/01/21	2,334	2,344,805
	LyondellBasell Industries NV
	5.750%, 04/15/24	8,000	8,987,378
	Marathon Petroleum Corp.
	4.500%, 05/01/23	5,670	6,031,468

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Micron Technology, Inc.
	2.497%, 04/24/23	7,100	$7,312,858
Morgan Stanley
	3.125%, 01/23/23	7,700	8,009,162
	3.875%, 04/29/24	2,832	3,078,441
	Mylan, Inc.
Ω	3.125%, 01/15/23	5,000	5,178,033
	NextEra Energy Capital Holdings Inc., Floating Rate Note, SOFR+0.540,FRN
(r)	0.581%, 03/01/23	7,000	7,033,502
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	4.250%, 01/17/23	4,000	4,210,073
Ω	4.125%, 08/01/23	2,022	2,148,015
	Philip Morris International, Inc.
	2.900%, 11/15/21	5,159	5,198,737
	Raytheon Technologies Corp.
	3.200%, 03/15/24	4,040	4,303,686
	Ryder System, Inc.
	3.650%, 03/18/24	8,033	8,638,169
	Southwest Airlines Co.
	4.750%, 05/04/23	4,750	5,089,014
	Stellantis NV
	5.250%, 04/15/23	7,040	7,558,144
	Unum Group
	4.000%, 03/15/24	1,119	1,206,936
Valero Energy Corp.
	2.700%, 04/15/23	6,000	6,214,128
	1.200%, 03/15/24	2,000	2,017,224
	Verizon Communications Inc., Floating Rate Note, SOFR+0.500,FRN
(r)	0.550%, 03/22/24	811	816,400
	VMware, Inc.
	2.950%, 08/21/22	4,000	4,096,408
	Waste Management, Inc.
	2.400%, 05/15/23	2,207	2,280,202
	Williams Cos., Inc. (The)
	3.700%, 01/15/23	7,000	7,275,578
	Williams Partners L.P.
	3.350%, 08/15/22	995	1,018,292
	Zoetis, Inc., Floating Rate Note, 3M USD LIBOR + 0.440%, FRN
(r)	0.595%, 08/20/21	994	994,203
	TOTAL UNITED STATES		261,434,481
	TOTAL BONDS		706,117,147
		Face Amount^	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (47.0%)
U.S. Treasury Notes
	0.250%, 03/15/24	97,000	$96,924,219
	2.125%, 03/31/24	130,000	136,312,110
	0.375%, 04/15/24	241,000	241,489,531
	0.250%, 05/15/24	80,000	79,856,250
	0.250%, 06/15/24	61,000	60,866,562
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.034%, FRN, 0.084%, 04/30/23	80,000	80,009,307
(r)	3M USTMMR + 0.029%, FRN, 0.079%, 07/31/23	4,000	3,999,920
	TOTAL U.S. TREASURY OBLIGATIONS		699,457,899
	TOTAL INVESTMENT SECURITIES (Cost $1,407,265,832)		1,405,575,046
COMMERCIAL PAPER — (5.4%)
	American Honda Finance Corp.
	0.180%, 10/18/21	1,850	1,849,178
	0.100%, 10/19/21	2,700	2,698,785
	CDP Financial, Inc.
	0.140%, 08/24/21	10,000	9,999,465
	Royal Bank of Canada
	0.100%, 08/26/21	10,500	10,499,386
	Svenska Handelsbanken AB
Ω	0.160%, 08/23/21	28,000	27,998,693
	Swedbank AB
	0.175%, 08/24/21	12,000	11,999,500
	SwedBank AB
	0.175%, 08/25/21	10,500	10,499,545
	Total Capital Canada, Ltd.
	0.100%, 08/18/21	5,000	4,999,781
	TOTAL COMMERCIAL PAPER (Cost $80,540,591)		80,544,333

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	49,008	567,021
TOTAL INVESTMENTS — (100.0%)
(Cost $1,488,373,419)^^			$1,486,686,400

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
As of July 31, 2021, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	21,156,368	NZD	29,832,644	Bank of America Corp.	08/17/21	$372,785
Total Appreciation						$372,785
USD	59,531,229	NOK	526,248,362	JP Morgan	08/27/21	$(39,646)
USD	107,021,465	CAD	134,776,134	Citibank, N.A.	09/07/21	(1,003,840)
USD	62,375,930	CAD	79,208,761	Citibank, N.A.	09/10/21	(1,111,401)
Total (Depreciation)						$(2,154,887)
Total Appreciation (Depreciation)						$(1,782,102)
As of July 31, 2021, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	199	12/14/21	$5,521,956	$5,425,238	$(96,718)
CBOT Soybean Meal Futures	73	12/14/21	2,825,350	2,583,470	(241,880)
CBOT Soybean Oil Futures	107	12/14/21	3,993,610	4,047,168	53,558
CBOT Soybean Oil Futures	75	11/12/21	5,248,094	5,059,687	(188,407)
CBOT Wheat Futures	79	12/14/21	2,773,170	2,816,350	43,180
CME Lean Hogs Futures	55	10/14/21	1,867,922	1,936,550	68,628
CME Live Cattle Futures	74	10/29/21	3,717,199	3,765,120	47,921
COMEX Copper Futures	51	12/29/21	5,672,674	5,680,763	8,089
COMEX Gold 100 Troy Oz. Futures	67	12/29/21	12,170,382	12,175,240	4,858
COMEX Silver Futures	28	12/29/21	3,572,608	3,584,000	11,392
Gasoline RBOB Futures	31	10/29/21	2,724,271	2,788,363	64,092
ICE Brent Crude Oil Futures	111	09/30/21	7,940,307	8,279,489	339,182
KCBT Hard Red Winter Wheat Futures	46	12/14/21	1,566,595	1,573,775	7,180
LME Nickel Futures	32	09/13/21	3,471,444	3,753,792	282,348
LME Nickel Futures	22	11/15/21	2,608,419	2,580,600	(27,819)
LME Primary Aluminium Futures	106	09/13/21	6,539,935	6,876,750	336,815
LME Primary Aluminium Futures	73	11/15/21	4,734,379	4,723,100	(11,279)
LME Zinc Futures	40	11/15/21	2,976,180	3,028,500	52,320
LME Zinc Futures	58	09/13/21	4,353,775	4,400,750	46,975
Low Su Gasoil G Futures	52	11/11/21	3,123,800	3,183,700	59,900
Natural Gas Futures	264	10/27/21	10,643,490	10,512,480	(131,010)
NY Harbor ULSD Futures	28	10/29/21	2,531,822	2,581,085	49,263
NYBOT CSC ’C’ Coffee Futures	53	12/20/21	4,061,447	3,626,194	(435,253)
NYBOT CSC No. 11 World Sugar Futures	150	09/30/21	2,942,199	3,008,880	66,681
NYBOT CTN No. 2 Cotton Futures	33	12/08/21	1,420,122	1,474,935	54,813
WTI CRUDE FUTURE	141	10/20/21	9,991,028	10,212,630	221,602
Total			$118,992,178	$119,678,609	$686,431
Short Position contracts:
LME Nickel Futures	(32)	09/13/21	(3,688,488)	(3,753,792)	(65,304)
LME Primary Aluminium Futures	(106)	09/13/21	(6,752,651)	(6,876,750)	(124,099)
LME Zinc Futures	(58)	09/13/21	(4,279,388)	(4,400,750)	(121,362)
Total			$(14,720,527)	$(15,031,292)	$(310,765)
Total Futures Contracts			$104,271,651	$104,647,317	$375,666

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
As of July 31, 2021, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	182,487,339	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	09/29/21	—	—	$1,085,870	$1,085,870
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	199,153,154	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	09/29/21	—	—	1,701,478	1,701,478
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	245,092,814	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	09/30/21	—	—	(262,673)	(262,673)
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	115,022,216	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	09/30/21	—	—	(456,377)	(456,377)
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD	204,738,782	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	08/30/21	—	—	1,251,875	1,251,875
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD	174,982,506	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	08/30/21	—	—	764,246	764,246
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD	403,786,160	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	10/27/21	—	—	244,781	244,781
Total						—	—	$4,329,200	$4,329,200
*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.
(1) The following table represents the individual positions within the Total Return Swap as of July 31, 2021:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.86%	$ 7,047,739
CBOT Corn Futures	5.18%	9,447,346
NYMEX Light Sweet Crude Oil Futures	9.74%	17,767,593
ICE Brent Crude Oil Futures	7.89%	14,406,193
NYBOT CTN No. 2 Cotton Futures	1.42%	2,594,694
COMEX Gold 100 Troy Oz. Futures	11.68%	21,308,801
COMEX Copper Futures	5.46%	9,961,998
NYMEX NY Harbor ULSD Futures	2.49%	4,548,258
NYBOT CSC 'C' Coffee Futures	3.46%	6,316,897
KCBT Hard Red Winter Wheat Futures	1.51%	2,752,478

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
LME Primary Aluminum Futures	4.50%	8,207,924
CME Live Cattle Futures	3.57%	6,519,709
CME Lean Hogs Futures	1.85%	3,368,223
LME Nickel Futures	2.46%	4,491,426
LME Zinc Futures	2.86%	5,222,920
NYMEX Henry Hub Natural Gas Futures	10.03%	18,300,323
ICE Gasoil Futures	3.07%	5,599,625
CBOT Soybean Futures	4.86%	8,873,446
NYBOT CSC No. 11 World Sugar Futures	2.88%	5,254,220
COMEX Silver Futures	3.43%	6,264,231
CBOT Soybean Meal Futures	2.47%	4,514,804
CBOT Wheat Futures	2.69%	4,907,064
NYMEX Reformulated Gasoline Blend Futures	2.64%	4,811,427
Total Notional Amount		$ 182,487,339
(2) The following table represents the individual positions within the Total Return Swap as of July 31, 2021:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.84%	$ 7,618,383
CBOT Corn Futures	5.18%	10,323,879
NYMEX Light Sweet Crude Oil Futures	11.86%	23,626,492
ICE Brent Crude Oil Futures	9.41%	18,744,664
NYBOT CTN No. 2 Cotton Futures	1.41%	2,816,219
COMEX Gold 100 Troy Oz. Futures	9.28%	18,486,956
COMEX Copper Futures	5.43%	10,823,053
NYMEX NY Harbor ULSD Futures	2.48%	4,944,348
NYBOT CSC 'C' Coffee Futures	2.71%	5,401,253
KCBT Hard Red Winter Wheat Futures	1.18%	2,346,601
LME Primary Aluminum Futures	4.45%	8,864,950
CME Live Cattle Futures	2.85%	5,668,159
CME Lean Hogs Futures	2.20%	4,382,574
LME Nickel Futures	2.45%	4,871,916
LME Zinc Futures	2.27%	4,523,238
NYMEX Henry Hub Natural Gas Futures	12.05%	23,994,800
ICE Gasoil Futures	3.06%	6,094,505
CBOT Soybean Futures	4.85%	9,655,374
NYBOT CSC No. 11 World Sugar Futures	2.30%	4,584,065
COMEX Silver Futures	2.72%	5,423,713
CBOT Soybean Meal Futures	2.48%	4,935,517
CBOT Wheat Futures	2.11%	4,197,024
NYMEX Reformulated Gasoline Blend Futures	3.43%	6,825,471
Total Notional Amount		$ 199,153,154
(3) The following table represents the individual positions within the Total Return Swap as of July 31, 2021:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.84%	$ 9,375,756
CBOT Corn Futures	5.18%	12,705,340
NYMEX Light Sweet Crude Oil Futures	11.86%	29,076,533
ICE Brent Crude Oil Futures	9.41%	23,068,590
NYBOT CTN No. 2 Cotton Futures	1.41%	3,465,850
COMEX Gold 100 Troy Oz. Futures	9.28%	22,751,435

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
COMEX Copper Futures	5.43%	13,319,662
NYMEX NY Harbor ULSD Futures	2.48%	6,084,886
NYBOT CSC 'C' Coffee Futures	2.71%	6,647,187
KCBT Hard Red Winter Wheat Futures	1.18%	2,887,903
LME Primary Aluminum Futures	4.45%	10,909,873
CME Live Cattle Futures	2.85%	6,975,661
CME Lean Hogs Futures	2.20%	5,393,525
LME Nickel Futures	2.45%	5,995,745
LME Zinc Futures	2.27%	5,566,636
NYMEX Henry Hub Natural Gas Futures	12.05%	29,529,801
ICE Gasoil Futures	3.06%	7,500,355
CBOT Soybean Futures	4.85%	11,882,628
NYBOT CSC No. 11 World Sugar Futures	2.30%	5,641,494
COMEX Silver Futures	2.72%	6,674,828
CBOT Soybean Meal Futures	2.48%	6,074,018
CBOT Wheat Futures	2.11%	5,165,172
NYMEX Reformulated Gasoline Blend Futures	3.43%	8,399,936
Total Notional Amount		$ 245,092,814
(4) The following table represents the individual positions within the Total Return Swap as of July 31, 2021:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.86%	$ 4,442,208
CBOT Corn Futures	5.18%	5,954,685
NYMEX Light Sweet Crude Oil Futures	9.74%	11,198,957
ICE Brent Crude Oil Futures	7.89%	9,080,259
NYBOT CTN No. 2 Cotton Futures	1.42%	1,635,442
COMEX Gold 100 Troy Oz. Futures	11.68%	13,430,989
COMEX Copper Futures	5.46%	6,279,072
NYMEX NY Harbor ULSD Futures	2.49%	2,866,778
NYBOT CSC 'C' Coffee Futures	3.46%	3,981,555
KCBT Hard Red Winter Wheat Futures	1.51%	1,734,893
LME Primary Aluminum Futures	4.50%	5,173,475
CME Live Cattle Futures	3.57%	4,109,388
CME Lean Hogs Futures	1.85%	2,122,999
LME Nickel Futures	2.46%	2,830,957
LME Zinc Futures	2.86%	3,292,019
NYMEX Henry Hub Natural Gas Futures	10.03%	11,534,738
ICE Gasoil Futures	3.07%	3,529,458
CBOT Soybean Futures	4.86%	5,592,955
NYBOT CSC No. 11 World Sugar Futures	2.88%	3,311,748
COMEX Silver Futures	3.43%	3,948,360
CBOT Soybean Meal Futures	2.47%	2,845,692
CBOT Wheat Futures	2.69%	3,092,934
NYMEX Reformulated Gasoline Blend Futures	2.64%	3,032,655
Total Notional Amount		$ 115,022,216
(5) The following table represents the individual positions within the Total Return Swap as of July 31, 2021:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.84%	$ 7,832,057
CBOT Corn Futures	5.18%	10,613,432

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	11.86%	24,289,141
ICE Brent Crude Oil Futures	9.41%	19,270,394
NYBOT CTN No. 2 Cotton Futures	1.41%	2,895,205
COMEX Gold 100 Troy Oz. Futures	9.28%	19,005,457
COMEX Copper Futures	5.43%	11,126,606
NYMEX NY Harbor ULSD Futures	2.48%	5,083,022
NYBOT CSC 'C' Coffee Futures	2.71%	5,552,741
KCBT Hard Red Winter Wheat Futures	1.18%	2,412,416
LME Primary Aluminum Futures	4.45%	9,113,584
CME Live Cattle Futures	2.85%	5,827,133
CME Lean Hogs Futures	2.20%	4,505,492
LME Nickel Futures	2.45%	5,008,558
LME Zinc Futures	2.27%	4,650,101
NYMEX Henry Hub Natural Gas Futures	12.05%	24,667,779
ICE Gasoil Futures	3.06%	6,265,437
CBOT Soybean Futures	4.85%	9,926,178
NYBOT CSC No. 11 World Sugar Futures	2.30%	4,712,634
COMEX Silver Futures	2.72%	5,575,831
CBOT Soybean Meal Futures	2.48%	5,073,943
CBOT Wheat Futures	2.11%	4,314,737
NYMEX Reformulated Gasoline Blend Futures	3.43%	7,016,904
Total Notional Amount		$ 204,738,782
(6) The following table represents the individual positions within the Total Return Swap as of July 31, 2021:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.86%	$ 6,757,899
CBOT Corn Futures	5.18%	9,058,822
NYMEX Light Sweet Crude Oil Futures	9.74%	17,036,897
ICE Brent Crude Oil Futures	7.89%	13,813,735
NYBOT CTN No. 2 Cotton Futures	1.42%	2,487,987
COMEX Gold 100 Troy Oz. Futures	11.68%	20,432,471
COMEX Copper Futures	5.46%	9,552,309
NYMEX NY Harbor ULSD Futures	2.49%	4,361,209
NYBOT CSC 'C' Coffee Futures	3.46%	6,057,113
KCBT Hard Red Winter Wheat Futures	1.51%	2,639,281
LME Primary Aluminum Futures	4.50%	7,870,371
CME Live Cattle Futures	3.57%	6,251,584
CME Lean Hogs Futures	1.85%	3,229,704
LME Nickel Futures	2.46%	4,306,715
LME Zinc Futures	2.86%	5,008,127
NYMEX Henry Hub Natural Gas Futures	10.03%	17,547,718
ICE Gasoil Futures	3.07%	5,369,340
CBOT Soybean Futures	4.86%	8,508,524
NYBOT CSC No. 11 World Sugar Futures	2.88%	5,038,139
COMEX Silver Futures	3.43%	6,006,613
CBOT Soybean Meal Futures	2.47%	4,329,132
CBOT Wheat Futures	2.69%	4,705,260
NYMEX Reformulated Gasoline Blend Futures	2.64%	4,613,556
Total Notional Amount		$ 174,982,506

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
(7) The following table represents the individual positions within the Total Return Swap as of July 31, 2021:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.86%	$ 15,594,393
CBOT Corn Futures	5.18%	20,903,958
NYMEX Light Sweet Crude Oil Futures	9.74%	39,314,005
ICE Brent Crude Oil Futures	7.89%	31,876,301
NYBOT CTN No. 2 Cotton Futures	1.42%	5,741,229
COMEX Gold 100 Troy Oz. Futures	11.68%	47,149,566
COMEX Copper Futures	5.46%	22,042,719
NYMEX NY Harbor ULSD Futures	2.49%	10,063,840
NYBOT CSC 'C' Coffee Futures	3.46%	13,977,274
KCBT Hard Red Winter Wheat Futures	1.51%	6,090,353
LME Primary Aluminum Futures	4.50%	18,161,513
CME Live Cattle Futures	3.57%	14,426,032
CME Lean Hogs Futures	1.85%	7,452,800
LME Nickel Futures	2.46%	9,938,090
LME Zinc Futures	2.86%	11,556,654
NYMEX Henry Hub Natural Gas Futures	10.03%	40,492,766
ICE Gasoil Futures	3.07%	12,390,181
CBOT Soybean Futures	4.86%	19,634,101
NYBOT CSC No. 11 World Sugar Futures	2.88%	11,625,911
COMEX Silver Futures	3.43%	13,860,741
CBOT Soybean Meal Futures	2.47%	9,989,818
CBOT Wheat Futures	2.69%	10,857,764
NYMEX Reformulated Gasoline Blend Futures	2.64%	10,646,151
Total Notional Amount		$ 403,786,160
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$10,552,560	—	$10,552,560
Canada	—	204,754,145	—	204,754,145
Denmark	—	9,707,617	—	9,707,617
France	—	11,683,040	—	11,683,040
Germany	—	26,772,558	—	26,772,558
Ireland	—	8,158,087	—	8,158,087
Italy	—	8,000,886	—	8,000,886
Japan	—	15,963,997	—	15,963,997
Netherlands	—	17,097,112	—	17,097,112
New Zealand	—	20,659,594	—	20,659,594
Norway	—	32,336,555	—	32,336,555
Spain	—	6,361,491	—	6,361,491
Supranational Organization Obligations	—	23,903,035	—	23,903,035
Sweden	—	19,409,031	—	19,409,031
Switzerland	—	11,542,347	—	11,542,347
United Kingdom	—	17,780,611	—	17,780,611
United States	—	261,434,481	—	261,434,481
U.S. Treasury Obligations	—	699,457,899	—	699,457,899
Commercial Paper	—	80,544,333	—	80,544,333
Securities Lending Collateral	—	567,021	—	567,021
Forward Currency Contracts**	—	(1,782,102)	—	(1,782,102)

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Futures Contracts**	$375,666	—	—	$375,666
Swap Agreements**	—	$4,329,200	—	4,329,200
TOTAL	$375,666	$1,489,233,498	—	$1,489,609,164
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (1.7%)
Federal Home Loan Bank Discount Notes
0.000%, 09/29/21	100,000	$99,993,557
BONDS — (25.5%)
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.129%, 12/15/21	97,850	97,858,628
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r) 0.662%, 02/09/22	5,110	5,122,753
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.129%, 12/15/21	151,500	151,527,346
Asian Development Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r) 0.284%, 09/10/21	40,750	40,756,927
Bank of Montreal, Floating Rate Note, SOFR + 0.190%, FRN
(r) 0.240%, 05/06/22	25,000	25,010,710
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.160%, FRN
(r) 0.210%, 07/15/22	61,500	61,504,410
Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.830%, FRN
(r) 0.961%, 09/06/21	3,500	3,502,862
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r) 0.246%, 11/15/21	50,700	50,711,661
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.100%, FRN
(r) 0.225%, 03/11/22	18,000	18,008,460
		Face Amount	Value†
		(000)

European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.294%, 08/19/22	54,852	$54,950,734
(r)	0.307%, 03/13/23	15,555	15,593,110
European Investment Bank, Floating Rate Note, SOFR + 0.290%, FRN
(r)	0.334%, 06/10/22	18,750	18,782,512
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR - 0.020%, FRN
(r)	0.105%, 10/25/21	74,365	74,365,146
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR + 0.000%, FRN
(r)	0.126%, 01/15/22	159	159,002
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.307%, 09/16/22	69,670	69,804,463
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.209%, 10/12/21	68,680	68,685,906
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.180%, 01/13/23	133,937	133,995,932
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r)	0.217%, 08/23/21	23,500	23,501,422
International Finance Corp., Floating Rate Note, SOFR + 0.090%, FRN
(r)	0.140%, 06/30/23	25,000	25,000,000
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.230%, 02/24/22	96,500	96,534,269
(r)	0.230%, 02/24/22	14,000	14,004,972

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)Ω	0.258%, 09/08/21	4,000	$4,000,595
(r)	0.258%, 09/08/21	3,000	3,000,420
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.266%, 09/27/21	9,187	9,188,654
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.350%, FRN
(r)	0.399%, 03/15/22	99,600	99,737,448
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.189%, 12/15/21	42,200	42,208,428
(r)	0.189%, 12/15/21	115,000	115,022,974
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.160%, 11/22/21	20,000	20,000,360
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.239%, 12/13/21	19,600	19,607,401
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	1.049%, 12/19/22	75,000	75,903,750
#(r)	1.037%, 05/25/23	4,310	4,376,297
Toronto-Dominion Bank (The), Floating Rate Note, SOFR + 0.220%, FRN
#(r)	0.263%, 06/02/23	80,000	80,078,662
Toronto-Dominion Bank (The), Floating Rate Note, SOFR + 0.240%, FRN
#(r)	0.290%, 01/06/23	14,867	14,879,464
TOTAL BONDS			1,537,385,678
CERTIFICATES OF DEPOSIT — (5.6%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.168%, 03/10/22	28,000	28,001,910
		Face Amount	Value†
		(000)

	Bank of Montreal, Floating Rate Note, SOFR + 0.200%, FRN
(r)	0.250%, 02/11/22	35,000	$35,013,701
	Bank of Nova Scotia, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.200%, 06/15/22	66,000	66,004,313
(r)	0.200%, 08/19/22	41,500	41,494,516
	Bank of Nova Scotia, Floating Rate Note, SOFR + 0.160%, FRN
(r)	0.210%, 07/08/22	50,000	50,004,694
	Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.175%, 03/11/22	50,000	50,009,537
	Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.000%, FRN
(r)Ω	0.188%, 10/12/21	25,000	25,001,804
	Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)Ω	0.211%, 02/07/22	20,000	19,999,854
	Westpac Banking Corp., Floating Rate Note, SOFR + 0.170%, FRN
(r)	0.220%, 04/19/22	22,000	22,006,213
	TOTAL CERTIFICATES OF DEPOSIT		337,536,542
U.S. TREASURY OBLIGATIONS — (7.7%)
	U.S. Treasury Bills
	0.017%, 09/07/21	12,000	11,999,490
	U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.034%, FRN
(r)	0.084%, 04/30/23	178,000	178,020,709
	U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.049%, FRN
(r)	0.099%, 01/31/23	197,000	197,088,222

DFA One-Year Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r) 0.105%, 10/31/22	75,000	$75,036,091
TOTAL U.S. TREASURY OBLIGATIONS		462,144,512
TOTAL INVESTMENT SECURITIES (Cost $2,436,345,853)		2,437,060,289

COMMERCIAL PAPER — (59.4%)
Apple, Inc.
Ω	0.050%, 08/10/21	3,000	2,999,954
Ω	0.050%, 09/21/21	60,000	59,995,142
Ω	0.050%, 09/24/21	47,000	46,995,833
Ω	0.070%, 10/22/21	20,000	19,997,200
Banque Et Caisse
	0.070%, 10/19/21	17,500	17,496,850
Banque Et Caisse d’Epargne de l’Etat
	0.132%, 09/01/21	30,000	29,997,800
	0.100%, 09/13/21	5,000	4,999,500
BNG Bank NV
Ω	0.061%, 08/09/21	87,500	87,498,299
Ω	0.061%, 08/10/21	37,500	37,499,198
Ω	0.086%, 10/25/21	50,000	49,986,829
Caisse des Depots et Consignations
	0.061%, 08/05/21	32,000	31,999,579
Ω	0.140%, 01/04/22	41,250	41,228,275
Ω	0.086%, 10/20/21	75,000	74,983,429
Ω	0.086%, 10/27/21	27,000	26,993,325
Canadian Imperial Bank of Commerce
Ω	0.173%, 09/14/21	94,750	94,740,920
CDP Financial, Inc.
Ω	0.140%, 11/01/21	30,000	29,992,402
Ω	0.130%, 11/08/21	10,000	9,997,391
Ω	0.091%, 11/05/21	90,000	89,976,725
Ω	0.101%, 11/09/21	45,000	44,988,270
Chevron Corp.
Ω	0.070%, 08/31/21	40,000	39,997,156
Ω	0.040%, 09/16/21	48,000	47,994,880
Cooperatieve Rabobank UA
	0.150%, 10/04/21	15,000	14,998,020
DNB NOR Bank ASA
Ω	0.162%, 11/23/21	40,000	39,988,787
Ω	0.122%, 12/01/21	50,000	49,984,500
Ω	0.112%, 12/06/21	30,000	29,990,325
Ω	0.117%, 11/18/21	27,000	26,993,007
Erste Abwicklungsanstalt
Ω	0.152%, 08/20/21	35,000	34,998,081
	0.140%, 08/20/21	43,000	42,997,642
Ω	0.122%, 08/09/21	13,000	12,999,675
Ω	0.142%, 09/07/21	12,000	11,998,778
		FaceAmount	Value†
		(000)
Ω	0.120%, 09/10/21	20,000	$19,997,853
	0.130%, 09/10/21	22,450	22,447,590
Ω	0.101%, 10/01/21	15,000	14,997,349
Ω	0.100%, 10/14/21	10,000	9,997,783
European Investment Bank
	0.091%, 08/20/21	53,000	52,997,836
	0.122%, 10/18/21	33,000	32,992,887
	0.081%, 10/27/21	72,000	71,982,200
Export Development Canada
	0.100%, 09/01/21	5,000	4,999,725
	0.112%, 09/02/21	46,250	46,247,379
	0.100%, 09/02/21	55,000	54,996,883
	0.080%, 09/02/21	10,000	9,999,433
FMS Wertmanagement
	0.170%, 08/04/21	45,000	44,999,500
	0.160%, 08/05/21	37,000	36,999,507
Ω	0.085%, 08/11/21	26,000	25,999,307
Ω	0.085%, 08/12/21	42,000	41,998,787
Ω	0.095%, 10/04/21	15,000	14,997,470
KFW International Finance, Inc.
	0.050%, 08/03/21	29,200	29,199,773
Ω	0.075%, 10/13/21	15,000	14,997,188
Ω	0.081%, 11/01/21	19,750	19,745,307
Ω	0.091%, 11/02/21	70,000	69,983,005
Kingdom of Denmark
	0.041%, 08/02/21	12,500	12,499,948
	0.071%, 08/27/21	23,000	22,998,927
	0.055%, 08/24/21	30,000	29,998,750
	0.056%, 08/25/21	20,000	19,999,133
	0.061%, 08/25/21	20,000	19,999,133
	0.060%, 09/10/21	40,000	39,997,200
National Australia Bank, Ltd.
Ω	0.070%, 09/07/21	50,000	49,996,208
Ω	0.090%, 10/01/21	15,000	14,998,110
National Securities Clearing Corp.
Ω	0.040%, 09/02/21	13,500	13,498,980
Ω	0.040%, 09/27/21	3,500	3,499,541
Ω	0.060%, 09/20/21	90,000	89,989,600
Nederlandse Waterschapsbank NV
Ω	0.145%, 09/27/21	13,000	12,997,869
Nordea Bank Abp
Ω	0.157%, 10/26/21	65,000	64,982,840
Ω	0.065%, 09/15/21	35,000	34,996,345
Ω	0.105%, 12/01/21	20,000	19,991,733
Ω	0.127%, 12/20/21	53,000	52,974,736
NRW Bank
Ω	0.127%, 08/03/21	60,000	59,999,494
	0.080%, 08/02/21	40,000	39,999,753
Ω	0.070%, 08/27/21	5,000	4,999,658
Ω	0.106%, 10/26/21	20,000	19,994,671
Ontario Teachers Finance Trust
Ω	0.100%, 10/13/21	32,250	32,245,633
Province of Alberta
Ω	0.200%, 01/12/22	10,600	10,595,357

DFA One-Year Fixed Income Portfolio
CONTINUED
		FaceAmount	Value†
		(000)
Ω	0.070%, 08/24/21	15,000	$14,999,125
Ω	0.090%, 10/07/21	24,750	24,745,588
Ω	0.140%, 12/07/21	48,500	48,481,260
Province of British Columbia
	0.065%, 09/02/21	33,000	32,998,130
	0.080%, 10/26/21	9,000	8,998,042
PSP Capital, Inc.
	0.130%, 08/03/21	22,700	22,699,823
Ω	0.165%, 08/13/21	8,206	8,205,805
	0.130%, 08/05/21	28,000	27,999,673
Ω	0.162%, 10/14/21	10,000	9,998,206
Ω	0.152%, 11/10/21	50,000	49,985,838
Queensland Treasury Corp.
	0.152%, 10/06/21	26,000	25,996,906
Sanofi
Ω	0.050%, 09/30/21	95,000	94,990,019
Sanofi SA
Ω	0.060%, 09/23/21	8,000	7,999,267
Ω	0.070%, 09/28/21	74,000	73,992,600
Shell International Finance BV
Ω	0.240%, 08/12/21	24,000	23,999,506
Ω	0.240%, 08/20/21	16,550	16,549,421
Ω	0.230%, 08/23/21	45,000	44,997,690
Skandinaviska Enskilda Banken AB
Ω	0.183%, 09/20/21	60,000	59,993,327
		FaceAmount	Value†
		(000)
Ω	0.183%, 09/22/21	50,000	$49,994,150
Ω	0.193%, 12/16/21	65,000	64,970,887
Svenska Handelsbanken AB
Ω	0.170%, 09/02/21	60,000	59,995,976
Ω	0.180%, 10/05/21	79,500	79,487,424
Swedbank AB
	0.175%, 09/07/21	70,000	69,995,222
	0.120%, 12/22/21	61,250	61,223,356
	0.140%, 12/20/21	20,000	19,991,420
Total Capital Canada, Ltd.
	0.183%, 08/03/21	105,000	104,998,996
TOTAL COMMERCIAL PAPER (Cost $3,575,299,538)			3,575,425,810

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	223,959	2,591,202
TOTAL INVESTMENTS — (100.0%)
(Cost $6,014,236,586)^^			$6,015,077,301

Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$99,993,557	—	$99,993,557
Bonds	—	1,537,385,678	—	1,537,385,678
Certificates of Deposit	—	337,536,542	—	337,536,542
U.S. Treasury Obligations	—	462,144,512	—	462,144,512
Commercial Paper	—	3,575,425,810	—	3,575,425,810
Securities Lending Collateral	—	2,591,202	—	2,591,202
TOTAL	—	$6,015,077,301	—	$6,015,077,301

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.2%)
Federal Farm Credit Banks Funding Corp., Floating Rate Note
(r)	1M USD LIBOR + 0.000%, FRN, 0.103%, 08/09/21		8,000	$8,000,117
BONDS — (61.7%)
AUSTRALIA — (3.2%)
Australia & New Zealand Banking Group, Ltd., Floating Rate Note
(r)	3M Swap + 1.130%, FRN, 1.169%, 08/16/21	AUD	4,497	3,301,423
(r)	3M Swap + 0.820%, FRN, 0.845%, 12/06/21	AUD	2,000	1,471,554
(r)	3M Swap + 0.880%, FRN, 0.924%, 02/08/22	AUD	9,000	6,632,668
(r)	3M Swap + 1.000%, FRN, 1.025%, 03/07/22	AUD	13,540	9,991,584
(r)	3M Swap + 0.580%, FRN, 0.616%, 08/29/22	AUD	12,000	8,853,701
(r)	3M Swap + 0.770%, FRN, 0.795%, 01/18/23	AUD	17,350	12,857,047
(r)	3M Swap + 0.900%, FRN, 0.944%, 05/09/23	AUD	12,000	8,932,197
Commonwealth Bank of Australia
	2.750%, 08/16/21	AUD	10,500	7,712,610
Commonwealth Bank of Australia, Floating Rate Note
(r)	3M Swap + 0.730%, FRN, 0.769%, 08/16/21	AUD	2,000	1,468,069
#(r)	3M USD LIBOR + 0.830%, FRN, 0.961%, 09/06/21		6,626	6,631,417
(r)	3M Swap + 0.880%, FRN, 0.905%, 07/25/22	AUD	17,500	12,943,242
National Australia Bank, Ltd.
	0.875%, 01/20/22	EUR	700	835,719
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
National Australia Bank, Ltd., Floating Rate Note
(r)	3M Swap + 1.050%, FRN, 1.076%, 10/21/21	AUD	1,500	$1,103,155
(r)	3M USD LIBOR + 0.710%, FRN, 0.886%, 11/04/21		2,507	2,511,314
(r)	3M Swap + 0.900%, FRN, 0.925%, 07/05/22	AUD	6,000	4,436,540
(r)	3M Swap + 0.800%, FRN, 0.844%, 02/10/23	AUD	47,626	35,322,917
(r)	3M Swap + 0.900%, FRN, 0.939%, 05/16/23	AUD	2,000	1,488,145
(r)	3M Swap + 0.930%, FRN, 0.960%, 09/26/23	AUD	49,500	36,934,253
Westpac Banking Corp., Floating Rate Note
(r)	3M Swap + 1.110%, FRN, 1.152%, 02/07/22	AUD	7,800	5,754,817
(r)	3M Swap + 0.620%, FRN, 0.659%, 05/16/22	AUD	14,100	10,391,319
(r)	3M Swap + 0.810%, FRN, 0.835%, 10/27/22	AUD	5,000	3,701,946
TOTAL AUSTRALIA				183,275,637
BELGIUM — (0.3%)
Dexia Credit Local SA
	0.875%, 09/07/21	GBP	14,500	20,168,275
	1.125%, 06/15/22	GBP	400	560,393
TOTAL BELGIUM				20,728,668
CANADA — (20.2%)
Bank of Montreal
	0.250%, 11/17/21	EUR	28,000	33,287,992
	2.270%, 07/11/22	CAD	20,000	16,315,646
	2.890%, 06/20/23	CAD	10,000	8,341,696
Bank of Montreal, Floating Rate Note
(r)	3M Swap + 0.770%, FRN, 0.795%, 09/07/21	AUD	9,500	6,976,502

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
(r)	3M EURIBOR + 0.500%, FRN, 0.000%, 09/28/21	EUR	41,319	$49,056,304
(r)	3M EURIBOR + 0.500%, FRN, 0.000%, 03/14/22	EUR	12,230	14,553,676
(r)	3M Swap + 0.920%, FRN, 0.945%, 10/06/22	AUD	11,570	8,567,469
Bank of Nova Scotia (The)
	0.375%, 04/06/22	EUR	2,000	2,386,568
	1.250%, 06/08/22	GBP	1,000	1,401,988
	2.980%, 04/17/23	CAD	70,000	58,326,787
Canada Housing Trust No 1
Ω	2.350%, 06/15/23	CAD	25,000	20,747,635
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR + 0.160%, FRN
(r)Ω	0.595%, 03/15/22	CAD	82,000	65,895,111
Canadian Government Bond
	2.250%, 03/01/24	CAD	25,000	20,927,180
	0.250%, 04/01/24	CAD	23,000	18,291,416
Canadian Imperial Bank of Commerce
	2.040%, 03/21/22	CAD	40,000	32,412,632
	2.300%, 07/11/22	CAD	10,000	8,160,067
	2.970%, 07/11/23	CAD	88,000	73,576,916
Export Development Canada, Floating Rate Note, 3M GBP LIBOR + 0.080%, FRN
(r)	0.166%, 11/15/21	GBP	30,800	42,811,342
Province of Alberta Canada
	1.000%, 11/15/21	GBP	9,000	12,537,155
Province of British Columbia Canada
	3.300%, 12/18/23	CAD	40,000	34,114,460
Province of Manitoba Canada
	0.750%, 12/15/21	GBP	12,760	17,768,550
	2.550%, 06/02/23	CAD	115,000	95,608,729
Province of Nova Scotia Canada, Floating Rate Note, 3M CDOR + 0.110%, FRN
(r)	0.544%, 11/09/22	CAD	7,589	6,109,765
Province of Ontario Canada
	2.850%, 06/02/23	CAD	90,000	75,218,099
Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.150%, FRN
(r)	0.589%, 06/27/22	CAD	96,300	77,453,729
Province of Quebec Canada
	2.250%, 02/22/24	CAD	56,500	47,155,943
PSP Capital, Inc.
	2.090%, 11/22/23	CAD	13,000	10,773,766
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Royal Bank of Canada
1.968%, 03/02/22	CAD	31,400	$25,411,197
2.949%, 05/01/23	CAD	60,000	49,996,313
2.333%, 12/05/23	CAD	76,000	63,053,928
Toronto-Dominion Bank (The)
3.005%, 05/30/23	CAD	71,500	59,710,180
2.850%, 03/08/24	CAD	119,000	99,809,867
TOTAL CANADA			1,156,758,608
FINLAND — (0.9%)
Nordea Bank Abp, Floating Rate Note
(r) 3M EURIBOR + 0.500%, FRN, 0.000%, 09/27/21	EUR	5,700	6,767,058
(r) 3M EURIBOR + 0.500%, FRN, 0.000%, 02/07/22	EUR	25,445	30,266,943
OP Corporate Bank P.L.C., Floating Rate Note, 3M EURIBOR + 0.750%, FRN
(r) 0.205%, 06/13/22	EUR	11,900	14,205,076
TOTAL FINLAND			51,239,077
FRANCE — (1.8%)
Bpifrance SACA
0.750%, 10/25/21	EUR	12,600	14,991,464
Sanofi
1.125%, 03/10/22	EUR	1,000	1,193,023
0.000%, 03/21/22	EUR	4,400	5,233,277
0.000%, 09/13/22	EUR	9,800	11,676,047
SNCF Reseau
5.500%, 12/01/21	GBP	32,992	46,644,840
Total Capital Canada, Ltd.
1.125%, 03/18/22	EUR	2,500	2,995,102
Total Capital International SA
2.125%, 11/19/21	EUR	16,800	20,080,810
TOTAL FRANCE			102,814,563
GERMANY — (7.7%)
Allianz Finance II B.V.
3.500%, 02/14/22	EUR	3,600	4,361,545
Deutsche Bahn Finance GMBH
4.375%, 09/23/21	EUR	6,403	7,646,825
FMS Wertmanagement, Floating Rate Note, SONIO/N + 0.280%, FRN
(r) 0.331%, 01/14/22	GBP	20,000	27,827,984
Kreditanstalt fuer Wiederaufbau
1.000%, 10/12/21	NOK	142,850	16,187,764
0.125%, 06/03/22	SEK	126,000	14,653,992
1.250%, 08/28/23	NOK	835,370	95,357,607
1.625%, 04/03/24	NOK	252,900	29,110,687

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
	Land Baden-Wuerttemberg, Floating Rate Note, 6M EURIBOR + 0.700%, FRN
(r)	0.182%, 01/23/23	EUR	5,000	$5,997,025
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note
(r)	3M USD LIBOR + 0.120%, FRN, 0.266%, 09/27/21		76,000	76,013,680
(r)	SOFR + 0.350%, FRN, 0.399%, 03/15/22		28,200	28,238,916
	NRW Bank
	0.000%, 02/01/22	EUR	2,000	2,378,667
	State of Brandenburg, Floating Rate Note, 3M EURIBOR + 0.400%, FRN
(r)	0.000%, 11/28/22	EUR	4,000	4,779,874
	State of North Rhine-Westphalia Germany
	2.000%, 09/15/21	EUR	6,465	7,692,340
	State of North Rhine-Westphalia Germany, Floating Rate Note, 3M GBP LIBOR + 0.060%, FRN
(r)	0.135%, 10/29/21	GBP	86,900	120,791,294
	TOTAL GERMANY			441,038,200
JAPAN — (1.1%)
Toyota Motor Credit Corp.
	1.000%, 09/10/21	EUR	9,914	11,777,695
	0.750%, 07/21/22	EUR	17,419	20,900,907
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.125%, FRN
(r)	0.285%, 08/13/21		15,094	15,094,927
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	15,692	18,673,374
	TOTAL JAPAN			66,446,903
NETHERLANDS — (1.6%)
Cooperatieve Rabobank UA
	0.125%, 10/11/21	EUR	8,189	9,725,659
	2.250%, 03/23/22	GBP	1,445	2,034,441
Nederlandse Waterschapsbank NV, Floating Rate Note
(r)Ω	3M USD LIBOR + 0.070%, FRN, 0.189%, 12/15/21		50,000	50,009,986
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
(r)	3M USD LIBOR + 0.070%, FRN, 0.189%, 12/15/21		23,000	$23,004,595
Shell International Finance BV
	1.250%, 03/15/22	EUR	2,882	3,454,976
	1.000%, 04/06/22	EUR	2,836	3,397,321
TOTAL NETHERLANDS				91,626,978
NEW ZEALAND — (0.5%)
New Zealand Government Bond
	5.500%, 04/15/23	NZD	36,000	27,102,996
NORWAY — (5.1%)
DNB Bank ASA, Floating Rate Note, 3M EURIBOR + 0.750%, FRN
(r)	0.201%, 07/25/22	EUR	9,100	10,870,413
Equinor ASA
	0.875%, 02/17/23	EUR	4,758	5,739,223
Kommunalbanken A.S.
	1.500%, 04/19/22	NOK	100,000	11,380,627
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.230%, 02/24/22		100,000	100,035,512
Norway Government Bond
Ω	2.000%, 05/24/23	NOK	88,000	10,220,082
Ω	3.000%, 03/14/24	NOK	1,312,000	157,131,705
TOTAL NORWAY				295,377,562
SINGAPORE — (0.2%)
DBS Bank, Ltd., Floating Rate Note, 3M Swap + 0.630%, FRN
(r)	0.654%, 09/13/22	AUD	2,000	1,476,548
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	2,000	2,382,700
United Overseas Bank, Ltd., Floating Rate Note, 3M Swap + 0.530%, FRN
(r)	0.555%, 07/25/22	AUD	9,000	6,633,285
TOTAL SINGAPORE				10,492,533
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (12.5%)
African Development Bank
	5.250%, 03/23/22	AUD	13,000	9,854,260
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.129%, 12/15/21		50,000	50,004,409
Asian Development Bank
	3.500%, 05/30/24	NZD	91,000	67,346,209

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Asian Development Bank, Floating Rate Note
#(r)	SOFR + 0.240%, FRN, 0.284%, 09/10/21		5,500	$5,500,935
(r)	3M USD LIBOR + 0.010%, FRN, 0.129%, 12/15/21		84,000	84,015,162
(r)	SONIO/N + 0.260%, FRN, 0.310%, 02/01/22	GBP	5,000	6,957,232
EUROFIMA
	4.000%, 10/27/21	EUR	6,950	8,330,028
EUROFIMA, Floating Rate Note
(r)	3M USD LIBOR + 0.090%, FRN, 0.246%, 11/15/21		27,500	27,506,325
(r)	3M USD LIBOR + 0.100%, FRN, 0.225%, 03/11/22		5,285	5,287,484
European Bank for Reconstruction & Development, Floating Rate Note
(r)	SOFR + 0.260%, FRN, 0.294%, 08/19/22		33,957	34,018,123
(r)	SONIO/N + 0.250%, FRN, 0.300%, 02/27/23	GBP	6,000	8,356,936
(r)	SOFR + 0.260%, FRN, 0.307%, 03/13/23		28,900	28,970,805
European Investment Bank
	4.250%, 12/07/21	GBP	1,674	2,359,903
	1.500%, 05/12/22	NOK	225,000	25,654,852
	2.375%, 07/06/23	CAD	15,000	12,459,402
	1.500%, 01/26/24	NOK	139,830	16,071,013
European Investment Bank, Floating Rate Note, SONIO/N + 0.280%, FRN
(r)	0.331%, 01/10/22	GBP	27,947	38,887,144
European Stability Mechanism Treasury Bill
	(0.591%), 08/12/21	EUR	5,075	6,021,071
	(0.583%), 09/23/21	EUR	22,000	26,118,505
Inter-American Development Bank, Floating Rate Note
(r)	3M USD LIBOR - 0.020%, FRN, 0.105%, 10/25/21		50,000	50,000,098
(r)	3M USD LIBOR + 0.000%, FRN, 0.126%, 01/15/22		159	159,002
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.209%, 10/12/21		72,750	$72,756,256
International Bank for Reconstruction & Development
	2.200%, 01/18/22	CAD	40,000	32,343,379
	2.500%, 01/24/24	NZD	35,000	25,163,916
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.180%, 01/13/23		15,000	15,006,600
International Finance Corp., Floating Rate Note
(r)	1M USD LIBOR + 0.130%, FRN, 0.217%, 08/23/21		21,000	21,001,271
(r)	3M USD LIBOR + 0.180%, FRN, 0.299%, 12/15/21		15,000	15,009,897
(r)	SONIO/N + 0.250%, FRN, 0.301%, 01/18/22	GBP	15,000	20,868,366
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				716,028,583
SWEDEN — (3.6%)
Kommuninvest I Sverige AB
	1.000%, 09/15/21	SEK	720,000	83,739,263
Skandinaviska Enskilda Banken AB
	0.750%, 08/24/21	EUR	3,150	3,739,376
Svensk Exportkredit AB, Floating Rate Note
(r)	3M USD LIBOR + 0.120%, FRN, 0.239%, 12/13/21		26,050	26,059,836
(r)	SOFR + 1.000%, FRN, 1.049%, 12/19/22		44,000	44,530,200
(r)	SOFR + 1.000%, FRN, 1.037%, 05/25/23		40,000	40,615,289
Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	7,000	8,339,818
TOTAL SWEDEN				207,023,782
SWITZERLAND — (0.2%)
Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	4,249	5,056,403

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWITZERLAND — (Continued)
	Novartis Finance SA
	0.750%, 11/09/21	EUR	5,700	$6,782,664
	TOTAL SWITZERLAND			11,839,067
UNITED STATES — (2.8%)
3M Co.
	1.875%, 11/15/21	EUR	1,400	1,671,896
	0.375%, 02/15/22	EUR	2,000	2,378,084
	Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	0.662%, 02/09/22		4,000	4,009,983
	Chevron Corp., Floating Rate Note, 3M USD LIBOR + 0.530%, FRN
#(r)	0.686%, 11/15/21		6,000	6,008,648
	Johnson & Johnson
	0.250%, 01/20/22	EUR	30,363	36,124,706
	Merck & Co., Inc.
	1.125%, 10/15/21	EUR	46,986	55,800,547
	Microsoft Corp.
	2.125%, 12/06/21	EUR	10,406	12,373,491
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	13,190	15,706,870
	Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	20,124	24,026,298
	Walmart, Inc.
	1.900%, 04/08/22	EUR	500	599,306
	TOTAL UNITED STATES			158,699,829
	TOTAL BONDS			3,540,492,986
CERTIFICATES OF DEPOSIT — (1.3%)
AUSTRALIA — (0.4%)
	Westpac Banking Corp., Floating Rate Note
(r)Ω	3M USD LIBOR + 0.010%, FRN, 0.211%, 02/07/22		25,000	24,999,818
SWEDEN — (0.9%)
	Svenska Handelsbanken AB, Floating Rate Note
(r)Ω	3M USD LIBOR + 0.000%, FRN, 0.188%, 10/12/21		50,000	50,003,607
	TOTAL CERTIFICATES OF DEPOSIT			75,003,425
U.S. TREASURY OBLIGATIONS — (15.7%)
	U.S. Treasury Bills
#	0.017%, 09/07/21		35,000	34,998,512
U.S. Treasury Notes
	0.250%, 05/15/24		50,000	49,910,156
		Face Amount^	Value†
		(000)

	2.000%, 05/31/24	20,000	$20,944,531
	0.250%, 06/15/24	10,000	9,978,125
	0.375%, 07/15/24	220,000	220,206,250
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.034%, FRN, 0.084%, 04/30/23	563,500	563,565,558
TOTAL U.S. TREASURY OBLIGATIONS			899,603,132
TOTAL INVESTMENT SECURITIES (Cost $4,468,169,680)			4,523,099,660
COMMERCIAL PAPER — (20.8%)
Banque Et Caisse
	0.130%, 08/16/21	50,000	49,998,323
	0.120%, 09/01/21	17,250	17,248,735
	0.110%, 09/08/21	18,496	18,494,356
	0.070%, 10/19/21	17,250	17,246,895
BNG Bank NV
Ω	0.061%, 08/09/21	40,000	39,999,222
Ω	0.061%, 08/10/21	35,000	34,999,251
Ω	0.066%, 09/14/21	20,000	19,997,444
	0.071%, 09/14/21	30,000	29,996,167
Ω	0.100%, 10/04/21	18,100	18,096,615
Caisse des Depots et Consignations
	0.061%, 08/05/21	36,000	35,999,526
Ω	0.086%, 10/20/21	50,000	49,988,953
Ω	0.140%, 01/04/22	8,000	7,995,787
Chevron Corp.
Ω	0.041%, 08/24/21	41,000	40,997,722
Cooperatieve Rabobank UA
	0.150%, 10/04/21	40,000	39,994,720
	0.110%, 12/08/21	25,000	24,991,449
DNB NOR BANK ASA
Ω	0.110%, 08/11/21	18,800	18,799,624
Erste Abwicklungsanstalt
Ω	0.142%, 09/07/21	86,000	85,991,243
Ω	0.101%, 10/26/21	70,000	69,981,349
FMS Wertmanagement
Ω	0.065%, 08/23/21	15,000	14,999,140
Ω	0.101%, 09/24/21	35,000	34,995,100
Ω	0.095%, 10/08/21	24,450	24,445,579
Ω	0.105%, 10/26/21	10,000	9,997,580
Kingdom of Denmark
	0.041%, 08/02/21	45,000	44,999,812
	0.040%, 08/16/21	35,000	34,999,008
Nederlandse Waterschapsbank NV
Ω	0.105%, 10/27/21	25,000	24,993,202
Nordea Bank Abp
Ω	0.110%, 08/11/21	6,800	6,799,837
Ω	0.095%, 08/16/21	13,000	12,999,546
Ω	0.065%, 09/15/21	25,000	24,997,389

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Ω	0.110%, 11/24/21	22,000	$21,991,492
Sanofi SA
Ω	0.070%, 09/28/21	70,000	69,993,000
Skandinaviska Enskilda Banken AG
Ω	0.100%, 08/19/21	35,000	34,998,639
Ω	0.105%, 09/16/21	15,000	14,998,480
Ω	0.193%, 10/28/21	55,000	54,986,250
Ω	0.193%, 11/01/21	55,000	54,985,495
Swedbank AB
	0.160%, 10/05/21	45,000	44,993,970
	0.120%, 10/28/21	45,000	44,991,000
TOTAL COMMERCIAL PAPER (Cost $1,196,942,193)			1,196,981,900

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	1,375,226	$15,911,368
TOTAL INVESTMENTS — (100.0%)
(Cost $5,681,022,703)^^			$5,735,992,928

As of July 31, 2021, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	95,570,579	NZD	136,231,883	Goldman Sachs International	08/02/21	$657,825
USD	26,109,444	NZD	36,623,733	HSBC Bank	08/02/21	593,689
USD	107,567,235	AUD	141,945,423	Citibank, N.A.	08/06/21	3,399,347
USD	102,535,301	CAD	126,717,759	Citibank, N.A.	08/09/21	966,778
EUR	2,859,157	USD	3,374,747	Citibank, N.A.	08/09/21	17,319
USD	6,866,114	NOK	60,059,957	Goldman Sachs International	08/10/21	67,802
USD	15,051,744	SGD	20,238,033	HSBC Bank	08/10/21	115,595
USD	76,671,516	NOK	653,045,638	JP Morgan	08/10/21	2,751,919
USD	76,281,786	AUD	126,346,112	Citibank, N.A.	08/11/21	2,308,563
USD	77,991,332	NOK	664,493,373	State Street Bank and Trust	08/11/21	2,775,665
USD	80,769,795	SEK	693,488,247	Citibank, N.A.	08/12/21	204,783
USD	97,714,797	CAD	121,003,126	Citibank, N.A.	08/20/21	727,827
EUR	1,336,999	USD	1,579,838	Citibank, N.A.	08/20/21	6,696
USD	96,930,429	EUR	81,454,669	State Street Bank and Trust	08/20/21	273,177
CAD	10,387,935	USD	8,325,014	Bank of America Corp.	08/23/21	1,145
EUR	3,875,217	USD	4,577,205	Citibank, N.A.	08/25/21	21,721
USD	86,675,966	SEK	252,957,946	Bank of America Corp.	08/27/21	257,609
USD	81,237,558	NOK	707,752,413	Citibank, N.A.	08/27/21	1,120,577
USD	121,408,472	NZD	173,728,865	Citibank, N.A.	09/15/21	392,474
Total Appreciation						$16,660,511
NZD	172,855,616	USD	120,813,976	Citibank, N.A.	08/02/21	$(385,466)
AUD	6,370,431	USD	4,770,723	Bank of America Corp.	08/06/21	(95,726)
AUD	41,582,550	USD	30,851,424	Mellon Bank	08/06/21	(335,707)
USD	95,386,388	EUR	80,472,303	State Street Bank and Trust	08/09/21	(84,875)
SGD	10,377,481	USD	7,713,804	Citibank, N.A.	08/10/21	(54,977)
SGD	9,860,552	USD	7,309,375	HSBC Bank	08/10/21	(32,054)
USD	104,118,683	CAD	130,082,697	Mellon Bank	08/10/21	(146,830)
USD	82,838,975	GBP	59,905,203	State Street Bank and Trust	08/10/21	(430,508)
USD	22,894,312	GBP	16,479,881	UBS AG	08/13/21	(13,231)
CAD	10,736,389	USD	8,629,553	Bank of America Corp.	08/23/21	(24,100)
USD	34,040,652	CAD	42,758,694	Mellon Bank	08/23/21	(231,386)
USD	84,919,028	CAD	108,354,166	State Street Bank and Trust	08/23/21	(1,929,230)
USD	81,840,952	EUR	69,151,903	State Street Bank and Trust	08/24/21	(223,702)

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	105,223,677	CAD	131,540,171	Citibank, N.A.	08/25/21	$(208,465)
USD	13,267,180	EUR	11,191,288	State Street Bank and Trust	08/25/21	(14,116)
USD	99,297,615	CAD	124,894,643	Morgan Stanley and Co. International	08/26/21	(807,900)
USD	95,554,105	CAD	119,350,957	Bank of America Corp.	08/27/21	(107,940)
USD	1,676,696	CAD	2,097,791	Citibank, N.A.	08/27/21	(4,723)
USD	80,579,456	GBP	58,205,042	State Street Bank and Trust	08/27/21	(330,066)
USD	103,529,042	CAD	129,982,069	State Street Bank and Trust	08/30/21	(653,727)
USD	97,796,592	CAD	122,995,351	UBS AG	08/31/21	(786,109)
USD	83,910,916	GBP	60,508,869	JP Morgan	09/02/21	(202,315)
USD	100,638,012	GBP	72,842,285	Citibank, N.A.	09/07/21	(621,241)
USD	83,203,375	EUR	70,455,209	UBS AG	09/07/21	(430,918)
USD	89,624,322	EUR	76,120,176	State Street Bank and Trust	09/09/21	(738,286)
USD	227,424,859	CAD	1,244,847,482	Citibank, N.A.	09/10/21	(4,014,053)
USD	91,281,884	EUR	77,349,047	State Street Bank and Trust	09/13/21	(547,005)
Total (Depreciation)						$(13,454,656)
Total Appreciation (Depreciation)						$3,205,855
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$8,000,117	—	$8,000,117
Bonds
Australia	—	183,275,637	—	183,275,637
Belgium	—	20,728,668	—	20,728,668
Canada	—	1,156,758,608	—	1,156,758,608
Finland	—	51,239,077	—	51,239,077
France	—	102,814,563	—	102,814,563
Germany	—	441,038,200	—	441,038,200
Japan	—	66,446,903	—	66,446,903
Netherlands	—	91,626,978	—	91,626,978
New Zealand	—	27,102,996	—	27,102,996
Norway	—	295,377,562	—	295,377,562
Singapore	—	10,492,533	—	10,492,533
Supranational Organization Obligations	—	716,028,583	—	716,028,583
Sweden	—	207,023,782	—	207,023,782
Switzerland	—	11,839,067	—	11,839,067
United States	—	158,699,829	—	158,699,829
Certificates of Deposit
Australia	—	24,999,818	—	24,999,818
Sweden	—	50,003,607	—	50,003,607
U.S. Treasury Obligations	—	899,603,132	—	899,603,132
Commercial Paper	—	1,196,981,900	—	1,196,981,900
Securities Lending Collateral	—	15,911,368	—	15,911,368
Forward Currency Contracts**	—	3,205,855	—	3,205,855
TOTAL	—	$5,739,198,783	—	$5,739,198,783
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (95.6%)
AUSTRALIA — (7.0%)
ANZ New Zealand International, Ltd.
Ω	1.250%, 06/22/26		2,500	$2,518,768
Australia & New Zealand Banking Group, Ltd., Floating Rate Note
(r)	3M Swap + 1.030%, FRN, 1.055%, 12/06/23	AUD	500	374,312
(r)	3M Swap + 0.760%, FRN, 0.784%, 01/16/25	AUD	9,700	7,231,225
Australia Government Bond
	0.250%, 11/21/25	AUD	23,600	17,163,707
	4.250%, 04/21/26	AUD	2,000	1,723,016
Commonwealth Bank of Australia
	0.500%, 07/11/22	EUR	3,000	3,591,916
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	0.969%, 08/16/23	AUD	2,000	1,491,595
Glencore Funding LLC
Ω	4.125%, 03/12/24		825	889,239
Ω	4.625%, 04/29/24		1,200	1,317,666
National Australia Bank, Ltd., Floating Rate Note
(r)	3M Swap + 1.040%, FRN, 1.080%, 02/26/24	AUD	4,000	2,997,805
(r)	3M Swap + 0.920%, FRN, 0.948%, 06/19/24	AUD	2,000	1,497,239
(r)	3M Swap + 0.770%, FRN, 0.796%, 01/21/25	AUD	7,760	5,791,121
New South Wales Treasury Corp.
	4.000%, 05/20/26	AUD	3,900	3,306,793
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	4,000	2,923,339
Westpac Banking Corp.
	0.250%, 01/17/22	EUR	3,000	3,570,990
	2.850%, 05/13/26		500	543,578
	1.150%, 06/03/26		12,970	13,101,562
Westpac Banking Corp., Floating Rate Note
(r)	3M USD LIBOR + 0.850%, FRN, 1.000%, 08/19/21		540	540,219
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.880%, FRN, 0.919%, 08/16/24	AUD	17,200	$12,874,441
TOTAL AUSTRALIA				83,448,531
AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
	0.500%, 02/02/26		300	297,324
BELGIUM — (0.6%)
Dexia Credit Local SA
	0.250%, 06/02/22	EUR	2,000	2,387,825
	1.125%, 06/15/22	GBP	2,000	2,801,964
Ω	1.125%, 04/09/26		300	304,552
Euroclear Bank SA
	0.250%, 09/07/22	EUR	1,404	1,678,191
TOTAL BELGIUM				7,172,532
BERMUDA — (0.5%)
Aircastle, Ltd.
Ω	5.250%, 08/11/25		5,500	6,196,827
CANADA — (21.0%)
Bank of Montreal
	2.890%, 06/20/23	CAD	2,100	1,751,756
Bank of Montreal, Floating Rate Note, 3M Swap + 0.990%, FRN
(r)	1.015%, 09/07/23	AUD	4,250	3,171,049
Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	4,000	3,223,373
	2.290%, 06/28/24	CAD	21,000	17,465,886
	1.050%, 03/02/26		6,600	6,580,468
Canada Government International Bond
	0.750%, 05/19/26		8,000	8,018,448
Canada Housing Trust No 1, Floating Rate Note
(r)Ω	3M CDOR - 0.050%, FRN, 0.385%, 03/15/24	CAD	4,000	3,220,895
(r)Ω	3M CDOR - 0.040%, FRN, 0.395%, 03/15/25	CAD	30,500	24,602,641
Canadian Imperial Bank of Commerce
	2.970%, 07/11/23	CAD	28,500	23,828,887
	1.250%, 06/22/26		573	575,338
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		2,000	2,067,944
	3.900%, 02/01/25		1,110	1,211,925

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	Enbridge, Inc.
	4.000%, 10/01/23		3,000	$3,201,214
Export Development Canada, Floating Rate Note
(r)	3M GBP LIBOR + 0.080%, FRN, 0.166%, 11/15/21	GBP	4,000	5,559,915
(r)	SONIO/N + 0.310%, FRN, 0.360%, 05/29/24	GBP	1,000	1,395,491
Honda Canada Finance, Inc.
	2.488%, 12/19/22	CAD	5,000	4,104,160
	2.537%, 03/01/23	CAD	3,500	2,881,244
	HSBC Bank Canada
	2.542%, 01/31/23	CAD	5,000	4,113,578
Province of Alberta Canada
	2.650%, 09/01/23	CAD	3,500	2,926,298
	2.200%, 06/01/26	CAD	6,700	5,638,343
	Province of Manitoba Canada
	2.550%, 06/02/26	CAD	2,400	2,051,465
	Province of Ontario Canada
	0.625%, 01/21/26		15,500	15,418,148
	Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.485%, 08/21/23	CAD	25,700	20,693,691
	Province of Quebec Canada
	3.000%, 09/01/23	CAD	8,500	7,162,320
	Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.405%, FRN
(r)	0.844%, 10/13/24	CAD	21,400	17,496,164
	PSP Capital, Inc.
Ω	1.000%, 06/29/26		7,821	7,903,192
Royal Bank of Canada
	1.968%, 03/02/22	CAD	8,000	6,474,190
	2.949%, 05/01/23	CAD	9,500	7,916,083
	1.200%, 04/27/26		4,000	4,011,800
	Suncor Energy, Inc.
	3.100%, 05/15/25		2,400	2,572,512
Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	6,700	5,427,988
	0.750%, 01/06/26		4,740	4,709,585
	1.200%, 06/03/26		8,560	8,641,771
	Toronto-Dominion Bank (The), Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	1.025%, 07/10/24	AUD	20,640	15,439,179
	TOTAL CANADA			251,456,941
DENMARK — (0.0%)
Kommunekredit
	0.500%, 01/28/26		380	376,542
			Face Amount^	Value†
			(000)
FINLAND — (0.6%)
Nordea Bank Abp
	0.300%, 06/30/22	EUR	5,000	$5,974,925
OP Corporate Bank P.L.C.
	0.750%, 03/03/22	EUR	725	866,223
	0.375%, 10/11/22	EUR	500	598,975
TOTAL FINLAND				7,440,123
FRANCE — (2.3%)
BPCE SA
Ω	1.000%, 01/20/26		2,000	1,988,662
Caisse d'Amortissement de la Dette Sociale
	0.625%, 02/18/26		10,400	10,339,300
Dexia Credit Local SA
	1.125%, 04/09/26		6,080	6,172,251
SFIL SA
	0.625%, 02/09/26		7,800	7,747,350
Societe Generale SA
Ω	1.375%, 07/08/25		1,000	1,013,192
TOTAL FRANCE				27,260,755
GERMANY — (5.7%)
Daimler Finance North America LLC
Ω	3.300%, 05/19/25		500	542,123
Ω	1.450%, 03/02/26		11,000	11,135,671
Kreditanstalt fuer Wiederaufbau
	1.625%, 04/03/24	NOK	10,000	1,151,075
	0.625%, 01/22/26		27,000	26,952,997
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	7,500	6,264,079
Landwirtschaftliche Rentenbank
	4.750%, 05/06/26	AUD	9,900	8,599,366
NRW Bank
	1.050%, 03/31/26	AUD	2,800	2,066,929
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		1,500	1,512,151
State of North Rhine-Westphalia Germany, Floating Rate Note, 3M GBP LIBOR + 0.060%, FRN
(r)	0.135%, 10/29/21	GBP	5,000	6,950,017
Volkswagen Financial Services AG
	1.375%, 10/16/23	EUR	1,000	1,227,721
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	1,059,290

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
VOLKSWAGEN GROUP OF AMERICA FINANCE LLC
Ω	4.625%, 11/13/25		1,000	$1,137,026
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	300	361,640
TOTAL GERMANY				68,960,085
IRELAND — (0.1%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	1.750%, 01/30/26		1,700	1,689,752
	4.450%, 04/03/26		150	165,826
TOTAL IRELAND				1,855,578
ITALY — (0.9%)
Enel Finance International NV
	5.000%, 09/14/22	EUR	2,000	2,515,864
Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		400	409,807
Republic of Italy Government International Bond
	6.875%, 09/27/23		2,500	2,825,966
	2.375%, 10/17/24		4,562	4,758,669
UniCredit SpA
Ω	7.830%, 12/04/23		500	574,764
TOTAL ITALY				11,085,070
JAPAN — (1.9%)
Daiwa Securities Group, Inc.
#Ω	3.129%, 04/19/22		700	714,162
Mitsubishi UFJ Financial Group, Inc.
	0.680%, 01/26/23	EUR	2,150	2,589,642
	0.980%, 10/09/23	EUR	3,000	3,658,749
Nissan Motor Acceptance Corp.
Ω	2.000%, 03/09/26		4,000	4,067,045
Nissan Motor Co., Ltd.
Ω	3.522%, 09/17/25		500	536,155
NTT Finance Corp.
	1.162%, 04/03/26		1,500	1,504,821
Ω	1.162%, 04/03/26		1,000	1,003,214
Toyota Credit Canada Inc.
	3.040%, 07/12/23	CAD	6,000	5,007,134
Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	4,000	3,235,909
Toyota Motor Corp.
	1.339%, 03/25/26		163	165,713
TOTAL JAPAN				22,482,544
			Face Amount^	Value†
			(000)
NETHERLANDS — (3.5%)
BNG Bank NV
	3.250%, 07/15/25	AUD	7,000	$5,646,183
Ω	0.875%, 05/18/26		15,500	15,597,257
Cooperatieve Rabobank UA
	4.000%, 01/11/22	EUR	980	1,185,717
	4.750%, 06/06/22	EUR	1,367	1,693,424
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	1,050,498
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.189%, 12/15/21		14,000	14,002,796
Shell International Finance BV
	1.250%, 03/15/22	EUR	647	775,631
	1.000%, 04/06/22	EUR	929	1,112,874
	2.875%, 05/10/26		1,000	1,087,609
TOTAL NETHERLANDS				42,151,989
NORWAY — (3.6%)
Aker BP ASA
Ω	2.875%, 01/15/26		1,300	1,380,237
Kommunalbanken A.S.
	4.250%, 07/16/25	AUD	90	75,157
	0.500%, 01/13/26		7,000	6,934,688
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	270,000	32,336,555
Ω	1.750%, 03/13/25	NOK	20,000	2,335,414
TOTAL NORWAY				43,062,051
SINGAPORE — (0.3%)
DBS Bank, Ltd., Floating Rate Note, 3M Swap + 0.630%, FRN
(r)	0.654%, 09/13/22	AUD	3,200	2,362,476
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	320	381,232
United Overseas Bank, Ltd., Floating Rate Note, 3M Swap + 0.530%, FRN
(r)	0.555%, 07/25/22	AUD	1,000	737,032
TOTAL SINGAPORE				3,480,740
SPAIN — (1.4%)
Banco Santander SA
	3.848%, 04/12/23		2,000	2,111,647
Santander Holdings USA, Inc.
	3.400%, 01/18/23		9,525	9,906,807
Telefonica Emisiones SA
	0.750%, 04/13/22	EUR	2,200	2,630,522
	3.987%, 01/23/23	EUR	1,700	2,147,591
TOTAL SPAIN				16,796,567

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.5%)
African Development Bank
	0.875%, 03/23/26		15,000	$15,108,600
Asian Development Bank
	0.370%, 06/26/23	SEK	20,000	2,339,320
	0.500%, 02/04/26		13,000	12,890,226
	0.500%, 05/05/26	AUD	5,400	3,902,683
Asian Development Bank, Floating Rate Note
(r)	SONIO/N + 0.290%, FRN, 0.340%, 03/19/24	GBP	4,280	5,974,785
(r)	FEDL01 + 0.250%, FRN, 0.350%, 05/28/24		10,000	10,000,000
Asian Infrastructure Investment Bank (The)
	1.000%, 05/06/26	AUD	200	147,983
European Bank for Reconstruction & Development
	0.500%, 01/28/26		15,000	14,883,159
European Bank for Reconstruction & Development, Floating Rate Note
(r)	SONIO/N + 0.300%, FRN, 0.350%, 02/28/24	GBP	1,800	2,512,510
(r)	SOFR + 0.280%, FRN, 0.330%, 10/15/24		6,000	6,024,240
European Investment Bank
#	0.375%, 03/26/26		25,800	25,390,725
European Investment Bank, Floating Rate Note, SONIO/N + 0.350%, FRN
(r)	0.400%, 06/29/23	GBP	7,686	10,734,956
Inter-American Development Bank
	2.750%, 10/30/25	AUD	10,000	7,962,208
	0.875%, 04/20/26		28,388	28,632,560
International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	1,800	1,300,816
International Bank for Reconstruction & Development, Floating Rate Note
(r)	SOFR + 0.300%, FRN, 0.329%, 08/06/24		2,500	2,512,525
(r)	SOFR + 0.310%, FRN, 0.358%, 09/18/25		5,000	5,025,050
Nordic Investment Bank
	1.500%, 01/24/22	NOK	20,000	2,275,016
	1.875%, 04/10/24	NOK	17,890	2,072,140
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	0.500%, 01/21/26		2,000	$1,981,444
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				161,670,946
SWEDEN — (1.5%)
Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	57,430	6,686,674
	0.750%, 02/22/23	SEK	17,500	2,058,686
Skandinaviska Enskilda Banken AB
	0.300%, 02/17/22	EUR	1,250	1,489,247
	1.250%, 08/05/22	GBP	2,000	2,806,121
Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	4,600	5,480,452
TOTAL SWEDEN				18,521,180
SWITZERLAND — (1.0%)
Credit Suisse Group AG
	3.750%, 03/26/25		2,207	2,400,999
Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	1,000	1,197,922
Novartis Finance SA
	0.750%, 11/09/21	EUR	1,200	1,427,929
Roche Holdings, Inc.
Ω	0.991%, 03/05/26		2,550	2,554,547
UBS Group AG
Ω	4.125%, 09/24/25		3,000	3,358,672
Ω	4.125%, 04/15/26		1,000	1,126,568
TOTAL SWITZERLAND				12,066,637
UNITED KINGDOM — (2.3%)
AstraZeneca P.L.C.
	0.700%, 04/08/26		9,900	9,780,256
Barclays P.L.C.
	4.375%, 01/12/26		3,000	3,383,550
BAT International Finance P.L.C.
	0.875%, 10/13/23	EUR	3,000	3,624,308
	1.668%, 03/25/26		1,000	1,010,168
British Telecommunications P.L.C.
	0.500%, 06/23/22	EUR	400	477,118
	1.125%, 03/10/23	EUR	3,000	3,640,308
CNH Industrial Capital LLC
	4.375%, 04/05/22		3,700	3,794,255
	4.200%, 01/15/24		380	410,999
HSBC Holdings P.L.C.
	4.300%, 03/08/26		1,000	1,131,803
TOTAL UNITED KINGDOM				27,252,765
UNITED STATES — (27.9%)
Amazon.com, Inc.
	1.000%, 05/12/26		29,310	29,620,135

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
American International Group, Inc.
1.500%, 06/08/23	EUR	2,000	$2,438,483
4.125%, 02/15/24		307	333,847
Analog Devices, Inc.
3.900%, 12/15/25		800	893,294
Anthem, Inc.
3.300%, 01/15/23		5,000	5,208,329
1.500%, 03/15/26		2,000	2,035,141
Apple, Inc.
# 0.700%, 02/08/26		180	179,109
3.250%, 02/23/26		3,000	3,300,487
Ares Capital Corp.
3.250%, 07/15/25		5,000	5,300,880
Assurant, Inc.
4.200%, 09/27/23		1,500	1,608,975
AT&T, Inc.
2.500%, 03/15/23	EUR	5,000	6,162,625
4.125%, 02/17/26		1,100	1,237,682
Autodesk, Inc.
3.600%, 12/15/22		2,239	2,316,354
Avnet, Inc.
4.625%, 04/15/26		2,000	2,260,166
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22		420	433,289
Berkshire Hathaway, Inc.
0.750%, 03/16/23	EUR	1,500	1,806,901
Booking Holdings, Inc.
3.650%, 03/15/25		1,000	1,091,769
Bristol-Myers Squibb Co.
3.200%, 06/15/26		2,000	2,202,522
Broadcom, Inc.
4.700%, 04/15/25		5,050	5,673,910
4.250%, 04/15/26		1,000	1,122,772
Brown & Brown, Inc.
4.200%, 09/15/24		1,429	1,567,007
Bunge, Ltd. Finance Corp.
4.350%, 03/15/24		6,000	6,530,704
1.630%, 08/17/25		500	508,970
Campbell Soup Co.
3.650%, 03/15/23		286	299,803
Capital One Financial Corp.
3.750%, 04/24/24		700	755,450
3.200%, 02/05/25		1,000	1,077,601
Carrier Global Corp.
2.242%, 02/15/25		3,129	3,274,672
Charles Schwab Corp. (The)
0.900%, 03/11/26		2,000	1,999,179
1.150%, 05/13/26		2,500	2,522,685
Chevron Corp.
3.326%, 11/17/25		3,000	3,298,102
2.954%, 05/16/26		2,000	2,176,845
Church & Dwight Co., Inc.
2.875%, 10/01/22		2,000	2,059,376
Cigna Corp.
1.250%, 03/15/26		1,000	1,008,078
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Citigroup, Inc.
	3.700%, 01/12/26		1,000	$1,110,396
	3.400%, 05/01/26		2,000	2,201,287
	CNA Financial Corp.
	3.950%, 05/15/24		7,000	7,588,362
	Comcast Corp.
	3.150%, 03/01/26		2,000	2,181,365
	Conagra Brands, Inc.
	4.300%, 05/01/24		1,409	1,544,081
	Discover Financial Services
	4.500%, 01/30/26		2,017	2,293,336
	Discovery Communications LLC
	3.450%, 03/15/25		200	215,862
	DXC Technology Co.
	4.125%, 04/15/25		1,000	1,099,860
Edison International
	2.400%, 09/15/22		1,300	1,320,474
	4.950%, 04/15/25		6,000	6,664,685
	Enterprise Products Operating LLC
	3.350%, 03/15/23		1,200	1,246,928
	Equifax, Inc.
	3.300%, 12/15/22		1,000	1,031,458
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,000	4,357,872
	Exelon Corp.
	3.950%, 06/15/25		1,700	1,876,056
Exelon Generation Co. LLC
	3.400%, 03/15/22		815	828,138
	3.250%, 06/01/25		2,000	2,164,398
	Expedia Group, Inc.
	5.000%, 02/15/26		3,000	3,418,225
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		721	830,177
	Fidelity National Information Services, Inc.
	1.150%, 03/01/26		7,300	7,310,398
	Flex, Ltd.
	3.750%, 02/01/26		2,000	2,193,710
	GATX Corp.
	4.750%, 06/15/22		5,000	5,176,922
	GE Capital Funding LLC
	3.450%, 05/15/25		3,280	3,577,651
General Electric Co.
	0.375%, 05/17/22	EUR	1,000	1,192,086
	1.250%, 05/26/23	EUR	1,500	1,822,560
	General Motors Co.
	6.125%, 10/01/25		500	591,847
General Motors Financial Co., Inc.
	3.450%, 01/14/22		3,705	3,747,340
	3.250%, 01/05/23		900	933,098
	2.750%, 06/20/25		2,000	2,114,273
	Gilead Sciences, Inc.
	3.650%, 03/01/26		4,279	4,742,236

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Glencore Funding LLC
Ω	1.625%, 09/01/25		975	$990,230
Global Payments, Inc.
	3.750%, 06/01/23		1,000	1,050,743
	1.200%, 03/01/26		300	299,753
	Goldman Sachs Group, Inc. (The)
	3.750%, 02/25/26		6,700	7,419,810
	Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		1,924	1,952,041
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		3,400	3,670,483
	4.650%, 10/01/24		3,500	3,882,504
	Humana, Inc.
	3.850%, 10/01/24		6,850	7,443,170
	International Business Machines Corp.
	3.300%, 05/15/26		2,200	2,430,060
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		1,002	1,089,191
	Jabil, Inc.
	1.700%, 04/15/26		3,000	3,043,707
	JM Smucker Co. (The)
	3.500%, 03/15/25		1,000	1,090,951
	JPMorgan Chase & Co.
	3.300%, 04/01/26		2,400	2,632,006
	Juniper Networks, Inc.
#	1.200%, 12/10/25		1,000	1,001,504
	Kellogg Co.
	3.250%, 04/01/26		1,122	1,231,118
	Kinder Morgan, Inc.
	4.300%, 06/01/25		2,000	2,225,580
	Lazard Group LLC
	3.750%, 02/13/25		2,460	2,680,960
	LyondellBasell Industries NV
	5.750%, 04/15/24		500	561,711
Marathon Petroleum Corp.
	4.500%, 05/01/23		200	212,750
	4.700%, 05/01/25		3,900	4,393,372
	McDonald's Corp.
	3.700%, 01/30/26		1,287	1,433,823
	McKesson Corp.
	0.900%, 12/03/25		1,600	1,592,824
	Micron Technology, Inc.
	2.497%, 04/24/23		300	308,994
	Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	7,112	8,726,994
	Morgan Stanley
	3.125%, 08/05/21	CAD	4,000	3,206,797
MPLX L.P.
	4.875%, 12/01/24		165	184,359
	1.750%, 03/01/26		3,000	3,048,076
Mylan, Inc.
Ω	3.125%, 01/15/23		3,550	3,676,404
	4.200%, 11/29/23		331	354,928
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	NetApp, Inc.
	3.250%, 12/15/22		500	$513,561
	Oracle Corp.
	1.650%, 03/25/26		7,450	7,588,398
	Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	1,000	821,922
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	4.450%, 01/29/26		1,715	1,931,963
	Perrigo Finance Unlimited Co.
	4.375%, 03/15/26		2,000	2,194,275
	Philip Morris International, Inc.
#	0.875%, 05/01/26		1,009	1,001,411
	Phillips 66 Partners L.P.
	2.450%, 12/15/24		851	886,727
	Prudential Financial, Inc.
	3.500%, 05/15/24		2,300	2,492,052
	Public Storage
	0.875%, 02/15/26		4,000	3,987,828
	Roper Technologies, Inc.
	1.000%, 09/15/25		1,500	1,499,968
	Ross Stores, Inc.
	4.600%, 04/15/25		2,000	2,251,149
	Royalty Pharma P.L.C.
Ω	1.200%, 09/02/25		6,000	6,000,534
Ryder System, Inc.
	3.400%, 03/01/23		2,325	2,427,615
	2.500%, 09/01/24		2,000	2,100,383
	Sempra Energy
	4.050%, 12/01/23		1,000	1,072,274
	Simon Property Group L.P.
	3.500%, 09/01/25		3,500	3,835,852
	Southwest Airlines Co.
	4.750%, 05/04/23		1,000	1,071,371
	Southwestern Electric Power Co.
	1.650%, 03/15/26		3,345	3,413,382
	Steel Dynamics, Inc.
	2.400%, 06/15/25		100	104,872
	Sysco Corp.
	3.550%, 03/15/25		7,667	8,352,656
	UnitedHealth Group, Inc.
	1.150%, 05/15/26		1,250	1,261,062
	Valero Energy Corp.
	2.850%, 04/15/25		2,100	2,227,882
	Ventas Realty L.P.
	3.500%, 04/15/24		1,000	1,068,558
Verizon Communications, Inc.
	3.376%, 02/15/25		1,000	1,087,674
	1.450%, 03/20/26		7,100	7,196,957
	ViacomCBS, Inc.
	4.750%, 05/15/25		4,500	5,099,246
Wells Fargo & Co.
	1.500%, 09/12/22	EUR	300	363,334

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.550%, 09/29/25	2,500	$2,755,668
3.000%, 04/22/26	4,000	4,339,038
Western Union Co. (The)
1.350%, 03/15/26	3,062	3,063,332
Whirlpool Corp.
3.700%, 03/01/23	1,000	1,050,359
Williams Cos., Inc. (The)
3.700%, 01/15/23	1,670	1,735,745
TOTAL UNITED STATES		334,312,114
TOTAL BONDS		1,147,347,841
U.S. TREASURY OBLIGATIONS — (4.3%)
U.S. Treasury Notes
0.750%, 04/30/26	10,500	10,543,477
0.750%, 05/31/26	27,500	27,594,531
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.034%, FRN, 0.084%, 04/30/23	13,000	13,001,513
TOTAL U.S. TREASURY OBLIGATIONS		51,139,521
TOTAL INVESTMENT SECURITIES (Cost $1,186,285,022)		1,198,487,362

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	81,523	$943,224
TOTAL INVESTMENTS — (100.0%)
(Cost $1,187,228,191)^^			$1,199,430,586

As of July 31, 2021, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	12,377,514	NOK	105,500,000	Barclays Capital	08/02/21	$436,033
USD	7,129,593	NOK	61,008,028	JP Morgan	08/02/21	224,132
USD	13,474,604	NOK	114,500,000	State Street Bank and Trust	08/02/21	514,418
USD	2,882,231	AUD	3,808,942	Citibank, N.A.	08/09/21	86,957
USD	114,535,539	AUD	152,572,647	State Street Bank and Trust	08/09/21	2,566,808
EUR	11,939,645	USD	14,096,838	Bank of America Corp.	08/24/21	72,300
USD	4,922,531	CAD	6,140,120	Citibank, N.A.	08/26/21	1,103
EUR	10,713,610	USD	12,710,472	JP Morgan	09/01/21	5,658
SEK	12,900,171	USD	1,483,480	Citibank, N.A.	09/07/21	15,494
EUR	22,558,343	USD	26,588,341	Barclays Capital	09/09/21	190,770
EUR	800,411	USD	948,841	Citibank, N.A.	09/09/21	1,330
EUR	19,526,234	USD	23,043,388	HSBC Bank	09/09/21	136,294
EUR	8,026,696	USD	9,482,356	JP Morgan	09/09/21	46,172
USD	16,500,850	NOK	144,532,300	State Street Bank and Trust	09/16/21	139,478
Total Appreciation						$4,436,947
NOK	45,244,819	USD	5,426,188	Barclays Capital	08/02/21	$(304,954)
NOK	44,000,000	USD	5,283,577	Natwest Markets PLC	08/02/21	(303,243)
NOK	191,763,209	USD	22,147,836	State Street Bank and Trust	08/02/21	(442,275)

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	60,022,454	EUR	50,738,136	Natwest Markets PLC	08/24/21	$(190,027)
USD	4,106,122	CAD	5,145,060	Citibank, N.A.	08/26/21	(17,745)
USD	35,838,022	CAD	45,044,028	Mellon Bank	08/26/21	(265,653)
USD	127,930,770	CAD	160,763,320	Barclays Capital	08/31/21	(923,549)
USD	45,867,974	EUR	38,755,643	Bank of America Corp.	09/01/21	(131,627)
USD	38,741,743	GBP	27,886,453	HSBC Bank	09/01/21	(23,054)
USD	12,508,009	SEK	108,494,905	Citibank, N.A.	09/07/21	(98,883)
USD	59,954,617	EUR	50,911,684	UBS AG	09/09/21	(482,875)
Total (Depreciation)						$(3,183,885)
Total Appreciation (Depreciation)						$1,253,062
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$83,448,531	—	$83,448,531
Austria	—	297,324	—	297,324
Belgium	—	7,172,532	—	7,172,532
Bermuda	—	6,196,827	—	6,196,827
Canada	—	251,456,941	—	251,456,941
Denmark	—	376,542	—	376,542
Finland	—	7,440,123	—	7,440,123
France	—	27,260,755	—	27,260,755
Germany	—	68,960,085	—	68,960,085
Ireland	—	1,855,578	—	1,855,578
Italy	—	11,085,070	—	11,085,070
Japan	—	22,482,544	—	22,482,544
Netherlands	—	42,151,989	—	42,151,989
Norway	—	43,062,051	—	43,062,051
Singapore	—	3,480,740	—	3,480,740
Spain	—	16,796,567	—	16,796,567
Supranational Organization Obligations	—	161,670,946	—	161,670,946
Sweden	—	18,521,180	—	18,521,180
Switzerland	—	12,066,637	—	12,066,637
United Kingdom	—	27,252,765	—	27,252,765
United States	—	334,312,114	—	334,312,114
U.S. Treasury Obligations	—	51,139,521	—	51,139,521
Securities Lending Collateral	—	943,224	—	943,224
Forward Currency Contracts**	—	1,253,062	—	1,253,062
TOTAL	—	$1,200,683,648	—	$1,200,683,648
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Face Amount	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (99.7%)
U.S. Treasury Notes
∞	0.375%, 12/31/25	123,000	$121,712,344
∞	0.375%, 01/31/26	200,000	197,734,376
∞	1.625%, 02/15/26	190,000	198,386,718
∞	0.500%, 02/28/26	201,000	199,712,344
∞	2.500%, 02/28/26	172,000	186,445,313
∞	0.750%, 05/31/26	178,000	178,611,875
∞	0.875%, 06/30/26	8,500	8,577,031
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r)	0.105%, 10/31/22	167,750	167,830,723
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r)	0.164%, 04/30/22	242,750	242,937,498
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.154%, FRN
(r)	0.204%, 01/31/22	242,500	242,680,442
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.300%, FRN
(r)	0.350%, 10/31/21	22,650	22,666,931
TOTAL U.S. TREASURY OBLIGATIONS Cost ($1,766,359,751)			1,767,295,595

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.025%	4,901,407	4,901,407
TOTAL INVESTMENTS — (100.0%)
(Cost $1,771,261,158)^^		$1,772,197,002
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$1,767,295,595	—	$1,767,295,595
Temporary Cash Investments	$4,901,407	—	—	4,901,407
TOTAL	$4,901,407	$1,767,295,595	—	$1,772,197,002

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (54.3%)
AUSTRALIA — (8.3%)
Australia & New Zealand Banking Group, Ltd.
	3.700%, 11/16/25		5,000	$5,612,433
Australia & New Zealand Banking Group, Ltd., Floating Rate Note
(r)	3M Swap + 0.900%, FRN, 0.944%, 05/09/23	AUD	13,000	9,676,547
(r)	3M Swap + 1.030%, FRN, 1.055%, 12/06/23	AUD	19,793	14,817,516
(r)	3M Swap + 1.100%, FRN, 1.144%, 02/08/24	AUD	47,000	35,287,991
(r)	3M Swap + 0.770%, FRN, 0.806%, 08/29/24	AUD	68,000	50,743,893
(r)	3M Swap + 0.760%, FRN, 0.784%, 01/16/25	AUD	145,650	108,580,194
Australia Government Bond
	0.250%, 11/21/25	AUD	300,140	218,284,533
	4.250%, 04/21/26	AUD	37,550	32,349,618
Bank of New Zealand
Ω	1.000%, 03/03/26		6,717	6,682,350
Commonwealth Bank of Australia, Floating Rate Note
(r)	3M Swap + 0.800%, FRN, 0.825%, 04/25/23	AUD	17,600	13,076,796
(r)	3M Swap + 0.930%, FRN, 0.969%, 08/16/23	AUD	2,000	1,491,595
(r)	3M Swap + 1.130%, FRN, 1.155%, 01/11/24	AUD	7,150	5,367,229
National Australia Bank, Ltd.
	3.375%, 01/14/26		3,654	4,049,011
National Australia Bank, Ltd., Floating Rate Note
(r)	3M Swap + 0.900%, FRN, 0.939%, 05/16/23	AUD	7,084	5,271,010
(r)	3M Swap + 0.930%, FRN, 0.960%, 09/26/23	AUD	69,232	51,657,217
(r)	3M Swap + 1.040%, FRN, 1.080%, 02/26/24	AUD	13,211	9,901,002
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.920%, FRN, 0.948%, 06/19/24	AUD	42,150	$31,554,314
(r)	3M Swap + 0.770%, FRN, 0.796%, 01/21/25	AUD	120,327	89,797,448
New South Wales Treasury Corp.
	4.000%, 05/20/26	AUD	144,000	122,096,990
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	10,900	8,999,472
South Australian Government Financing Authority
	3.000%, 07/20/26	AUD	25,700	20,955,151
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	53,520	39,114,270
Westpac Banking Corp.
	1.150%, 06/03/26		101,360	102,388,148
	4.125%, 06/04/26	AUD	15,300	12,835,482
Westpac Banking Corp., Floating Rate Note
(r)	3M Swap + 0.930%, FRN, 0.989%, 11/16/23	AUD	12,300	9,191,271
(r)	3M Swap + 1.140%, FRN, 1.165%, 04/24/24	AUD	89,500	67,361,347
(r)	3M Swap + 0.880%, FRN, 0.919%, 08/16/24	AUD	94,100	70,435,169
TOTAL AUSTRALIA				1,147,577,997
AUSTRIA — (0.3%)
Oesterreichische Kontrollbank AG
#	0.500%, 02/02/26		35,300	34,985,124
BELGIUM — (0.9%)
Dexia Credit Local SA
	0.250%, 06/02/22	EUR	62,400	74,500,149
	0.750%, 01/25/23	EUR	24,700	29,846,638
Ω	1.125%, 04/09/26		17,400	17,664,009
TOTAL BELGIUM				122,010,796
CANADA — (12.4%)
Bank of Montreal, Floating Rate Note, 3M Swap + 0.990%, FRN
(r)	1.015%, 09/07/23	AUD	8,100	6,043,646

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Canada Government International Bond
	0.750%, 05/19/26		344,250	$345,043,840
Canada Housing Trust No. 1
Ω	1.250%, 06/15/26	CAD	45,000	36,397,844
Hydro-Quebec, Floating Rate Note, 3M CDOR + 0.200%, FRN
(r)	0.639%, 04/14/23	CAD	17,000	13,727,677
Province of Alberta Canada
	2.200%, 06/01/26	CAD	102,300	86,089,927
Province of British Columbia Canada
	2.300%, 06/18/26	CAD	46,900	39,787,560
#	0.900%, 07/20/26		216,400	217,725,247
Province of Manitoba Canada
	2.450%, 06/02/25	CAD	15,000	12,685,556
	2.550%, 06/02/26	CAD	44,900	38,379,495
Province of Ontario Canada
	1.750%, 09/08/25	CAD	36,000	29,708,945
#	0.625%, 01/21/26		120,200	119,565,248
#	1.050%, 04/14/26		74,500	75,367,925
	2.500%, 04/27/26		15,100	16,269,242
	2.400%, 06/02/26	CAD	79,500	67,532,306
Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.485%, 08/21/23	CAD	31,000	24,961,262
Province of Quebec Canada
	2.500%, 04/20/26		9,480	10,245,000
Province of Quebec Canada, Floating Rate Note
(r)	3M CDOR + 0.545%, FRN, 0.985%, 10/19/23	CAD	36,750	29,958,791
(r)	3M CDOR + 0.405%, FRN, 0.844%, 10/13/24	CAD	60,400	49,381,696
PSP Capital, Inc.
	0.900%, 06/15/26	CAD	17,200	13,652,052
Ω	1.000%, 06/29/26		92,492	93,464,014
Toronto-Dominion Bank (The)
	3.005%, 05/30/23	CAD	67,680	56,520,069
	0.750%, 09/11/25		12,650	12,578,427
	1.128%, 12/09/25	CAD	77,600	61,439,346
#	0.750%, 01/06/26		91,570	90,982,425
#	1.200%, 06/03/26		151,863	153,313,692
TOTAL CANADA				1,700,821,232
DENMARK — (0.7%)
Kommunekredit
	0.500%, 01/28/26		98,885	97,985,147
FINLAND — (0.9%)
Kuntarahoitus Oyj
	0.625%, 03/20/26		99,951	99,122,812
			Face Amount^	Value†
			(000)
FINLAND — (Continued)
Nordea Bank Abp
Ω	0.750%, 08/28/25		23,548	$23,393,334
TOTAL FINLAND				122,516,146
FRANCE — (4.0%)
Agence Francaise de Developpement EPIC
	0.625%, 01/22/26		146,800	145,942,688
Caisse d'Amortissement de la Dette Sociale
	0.625%, 02/18/26		141,670	140,843,132
Ω	0.625%, 02/18/26		20,300	20,185,881
Dexia Credit Local SA
	1.125%, 04/09/26		111,130	112,816,166
SFIL SA
	0.625%, 02/09/26		129,200	128,327,900
TOTAL FRANCE				548,115,767
GERMANY — (4.5%)
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	90,000	10,273,513
	1.625%, 04/03/24	NOK	164,000	18,877,630
	0.625%, 01/22/26		271,410	270,937,522
	0.750%, 02/19/26	CAD	98,500	78,106,805
Landwirtschaftliche Rentenbank
#	0.875%, 03/30/26		207,300	208,920,611
	4.750%, 05/06/26	AUD	24,410	21,203,084
NRW Bank
	0.875%, 03/09/26		3,000	3,017,178
	1.050%, 03/31/26	AUD	2,500	1,845,472
State of North Rhine-Westphalia Germany
	1.000%, 04/21/26		2,300	2,327,468
TOTAL GERMANY				615,509,283
NETHERLANDS — (1.9%)
BNG Bank NV
	2.375%, 03/16/26		66,500	71,494,682
Ω	0.875%, 05/18/26		140,980	141,864,600
	0.875%, 05/18/26		36,388	36,608,021
Nederlandse Waterschapsbank NV
	0.500%, 12/02/25		10,250	10,154,938
Shell International Finance BV
	2.875%, 05/10/26		4,200	4,567,958
TOTAL NETHERLANDS				264,690,199
NEW ZEALAND — (0.4%)
New Zealand Government Bond
	0.500%, 05/15/26	NZD	83,900	56,721,165
NORWAY — (1.4%)
Equinor ASA
	1.750%, 01/22/26		18,950	19,590,416

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NORWAY — (Continued)
Kommunalbanken A.S.
	4.250%, 07/16/25	AUD	750	$626,306
	0.500%, 01/13/26		38,000	37,645,449
Ω	0.500%, 01/13/26		8,400	8,323,392
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	180,000	21,557,703
Ω	1.750%, 03/13/25	NOK	818,000	95,518,438
Ω	1.500%, 02/19/26	NOK	100,000	11,598,472
TOTAL NORWAY				194,860,176
SINGAPORE — (0.1%)
Singapore Government Bond
	2.125%, 06/01/26	SGD	18,000	14,149,585
United Overseas Bank, Ltd., Floating Rate Note, 3M Swap + 0.530%, FRN
(r)	0.555%, 07/25/22	AUD	6,950	5,122,370
TOTAL SINGAPORE				19,271,955
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.0%)
African Development Bank
	0.875%, 03/23/26		252,250	254,076,290
#	0.875%, 07/22/26		156,000	156,678,912
Asian Development Bank
	0.500%, 02/04/26		57,950	57,460,663
	1.000%, 04/14/26		334,500	339,129,617
	0.500%, 05/05/26	AUD	19,380	14,006,294
Asian Infrastructure Investment Bank (The)
	0.500%, 01/27/26		71,645	71,107,808
	1.000%, 05/06/26	AUD	12,400	9,174,936
European Bank for Reconstruction & Development
	0.500%, 01/28/26		413,035	409,817,709
European Investment Bank
	0.375%, 12/15/25		10,000	9,877,036
	0.375%, 03/26/26		143,729	141,448,971
European Investment Bank, Floating Rate Note
(r)	SONIO/N + 0.310%, FRN, 0.361%, 01/15/25	GBP	30,900	43,246,530
(r)	SONIO/N + 1.000%, FRN, 1.050%, 09/08/25	GBP	11,187	16,098,497
Inter American Investment Corp.
	0.625%, 02/10/26		8,938	8,878,198
Inter-American Development Bank
	4.750%, 08/27/24	AUD	20,500	17,016,298
	2.750%, 10/30/25	AUD	21,735	17,305,860
	4.400%, 01/26/26	CAD	1,664	1,528,757
#	0.875%, 04/20/26		323,428	326,214,303
	4.250%, 06/11/26	AUD	54,000	46,056,378
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
	1.750%, 11/06/24	NOK	64,000	$7,407,925
	0.500%, 10/28/25		5,800	5,762,337
	0.625%, 01/14/26	CAD	46,800	36,868,917
	0.500%, 05/18/26	AUD	8,983	6,491,794
Nordic Investment Bank
	1.500%, 08/31/22	NOK	100,000	11,419,836
	1.375%, 06/19/23	NOK	200,000	22,858,483
	1.875%, 04/10/24	NOK	100,000	11,582,671
#	0.500%, 01/21/26		28,100	27,839,292
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				2,069,354,312
SWEDEN — (0.3%)
Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	165,720	19,295,065
Skandinaviska Enskilda Banken AB
Ω	0.850%, 09/02/25		20,005	19,947,786
TOTAL SWEDEN				39,242,851
SWITZERLAND — (0.4%)
Nestle Holdings, Inc.
Ω	0.625%, 01/15/26		7,481	7,401,709
Roche Holdings, Inc.
Ω	0.991%, 03/05/26		36,750	36,815,526
Ω	2.625%, 05/15/26		6,253	6,721,207
TOTAL SWITZERLAND				50,938,442
UNITED KINGDOM — (0.2%)
Transport for London
	2.250%, 08/09/22	GBP	17,847	25,237,009
UNITED STATES — (2.6%)
Amazon.com, Inc.
#	1.000%, 05/12/26		94,630	95,631,298
Apple, Inc.
	0.700%, 02/08/26		148,068	147,334,755
	3.250%, 02/23/26		6,458	7,104,849
Berkshire Hathaway, Inc.
	3.125%, 03/15/26		3,000	3,289,700
Chevron Corp.
	3.326%, 11/17/25		2,000	2,198,735
Merck & Co., Inc.
	0.750%, 02/24/26		32,367	32,333,934
National Securities Clearing Corp.
Ω	0.750%, 12/07/25		48,413	48,094,885
	0.750%, 12/07/25		11,975	11,896,314
Procter & Gamble Co.(The)
	1.000%, 04/23/26		1,107	1,118,728

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Visa, Inc.
3.150%, 12/14/25	12,434	$13,637,145
TOTAL UNITED STATES		362,640,343
TOTAL BONDS		7,472,477,944
U.S. TREASURY OBLIGATIONS — (44.8%)
U.S. Treasury Notes
0.375%, 11/30/25	125,000	123,803,711
0.375%, 12/31/25	650,000	643,195,313
0.375%, 01/31/26	674,000	666,364,847
0.500%, 02/28/26	722,000	717,374,687
0.750%, 03/31/26	930,000	934,177,737
2.250%, 03/31/26	550,000	590,455,080
0.750%, 04/30/26	684,000	686,832,184
2.375%, 04/30/26	150,000	162,011,718
1.625%, 05/15/26	660,000	689,622,655
	Face Amount^	Value†
	(000)

0.750%, 05/31/26	795,000	$797,732,812
2.125%, 05/31/26	136,000	145,371,250
TOTAL U.S. TREASURY OBLIGATIONS		6,156,941,994
TOTAL INVESTMENT SECURITIES (Cost $13,514,956,537)		13,629,419,938

		Shares
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	10,243,224	118,514,099
TOTAL INVESTMENTS — (100.0%)
(Cost $13,633,470,439)^^			$13,747,934,037

As of July 31, 2021, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	113,466,622	NOK	942,342,335	HSBC Bank	08/02/21	$6,803,464
USD	76,115,819	EUR	62,892,257	State Street Bank and Trust	08/02/21	1,509,912
USD	123,495,099	CAD	149,069,465	Barclays Capital	08/03/21	4,010,116
CAD	15,104,375	USD	12,008,128	Citibank, N.A.	08/03/21	98,617
USD	182,795,496	EUR	200,565,505	State Street Bank and Trust	08/03/21	7,646,727
CAD	74,351,459	USD	59,150,554	Goldman Sachs International	08/04/21	444,969
CAD	81,821,837	USD	65,365,174	JP Morgan	08/04/21	218,141
USD	204,911,544	EUR	217,986,528	State Street Bank and Trust	08/04/21	6,405,380
USD	15,329,145	NZD	21,790,408	Bank of America Corp.	08/05/21	147,829
EUR	40,596,966	USD	48,082,921	Barclays Capital	08/05/21	77,064
USD	143,458,419	EUR	124,548,511	State Street Bank and Trust	08/05/21	4,053,133
USD	30,180,547	NZD	42,480,606	UBS AG	08/05/21	584,430
EUR	35,106,198	USD	41,626,486	Bank of America Corp.	08/06/21	20,630
USD	55,771,189	AUD	73,758,779	Citibank, N.A.	08/06/21	1,642,665
USD	28,166,246	AUD	37,559,151	Goldman Sachs International	08/06/21	603,135
USD	28,205,164	AUD	37,329,191	HSBC Bank	08/06/21	810,811
USD	88,215,287	EUR	72,111,752	State Street Bank and Trust	08/06/21	2,667,815
EUR	56,975,580	USD	67,436,450	Bank of America Corp.	08/09/21	158,615
USD	97,163,788	AUD	129,311,681	HSBC Bank	08/09/21	2,265,620
USD	123,476,285	EUR	101,770,139	JP Morgan	08/09/21	2,737,554
USD	21,497,735	AUD	28,678,892	State Street Bank and Trust	08/09/21	451,111
USD	100,764,180	AUD	132,677,357	Bank of America Corp.	08/12/21	3,394,458
USD	19,928,863	AUD	26,639,125	HSBC Bank	08/12/21	378,848
USD	56,187,551	SEK	476,730,578	Bank of America Corp.	08/13/21	803,600
EUR	32,891,439	USD	38,843,817	Bank of America Corp.	08/13/21	181,158
CAD	53,476,505	USD	42,186,737	Citibank, N.A.	08/13/21	676,293
USD	103,005,450	AUD	137,824,732	JP Morgan	08/13/21	1,857,695
USD	82,318,977	EUR	69,041,010	State Street Bank and Trust	08/13/21	403,324
GBP	20,739,348	USD	28,545,753	Bank of America Corp.	08/16/21	282,789
USD	14,909,378	SEK	128,018,433	Citibank, N.A.	08/16/21	36,531
USD	28,725,809	AUD	38,979,885	Bank of America Corp.	08/17/21	118,466
USD	46,782,183	AUD	63,083,843	Barclays Capital	08/17/21	484,941

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	107,675,172	NOK	923,706,757	Citibank, N.A.	08/17/21	$3,116,186
USD	807,427	NOK	7,051,806	Goldman Sachs International	08/17/21	9,198
USD	93,103,103	CAD	115,837,567	State Street Bank and Trust	08/17/21	791,868
GBP	39,231,834	USD	54,117,070	Bank of America Corp.	08/18/21	417,045
GBP	12,363,424	USD	17,134,583	Citibank, N.A.	08/18/21	51,164
USD	60,066,667	CAD	74,517,572	Citibank, N.A.	08/20/21	339,007
USD	58,371,662	CAD	72,280,730	HSBC Bank	08/20/21	436,886
GBP	12,621,908	USD	17,439,458	Bank of America Corp.	08/24/21	105,847
GBP	3,579,461	USD	4,972,630	Mellon Bank	08/24/21	3,062
USD	121,650,741	AUD	163,151,749	Citibank, N.A.	08/25/21	1,909,296
GBP	958,624	USD	1,310,039	Citibank, N.A.	08/25/21	22,516
CAD	69,696,911	USD	55,443,457	HSBC Bank	08/25/21	420,045
GBP	15,615,022	USD	21,692,779	Mellon Bank	08/25/21	13,209
GBP	5,944,983	USD	8,213,508	Societe General	08/25/21	50,440
CAD	83,976,786	USD	66,617,313	UBS AG	08/25/21	691,801
USD	101,020,559	AUD	137,141,282	Bank of America Corp.	08/27/21	367,979
CAD	39,654,090	USD	31,766,085	Bank of America Corp.	08/30/21	17,321
EUR	697,006	USD	821,226	Citibank, N.A.	09/02/21	6,076
EUR	7,176,117	USD	8,515,025	JP Morgan	09/02/21	2,570
CAD	3,353,488	USD	2,667,800	Citibank, N.A.	09/08/21	20,079
CAD	149,756,151	USD	119,268,138	Morgan Stanley and Co. International	09/08/21	764,023
USD	110,114,037	AUD	149,286,805	Morgan Stanley and Co. International	09/09/21	540,911
EUR	10,909,760	USD	12,856,162	HSBC Bank	09/10/21	95,128
USD	111,794,218	AUD	151,430,788	Bank of America Corp.	09/13/21	645,294
GBP	15,809,284	USD	21,843,078	Barclays Capital	09/13/21	134,034
GBP	21,535,394	USD	29,665,524	HSBC Bank	09/13/21	271,680
USD	108,472,967	NOK	949,262,749	State Street Bank and Trust	09/15/21	1,014,356
USD	211,019,961	AUD	274,096,922	UBS AG	09/15/21	795,654
Total Appreciation						$65,028,516
EUR	62,892,257	USD	76,488,880	Royal Bank Of Canada	08/02/21	$(1,882,973)
NOK	942,342,335	USD	107,665,136	State Street Bank and Trust	08/02/21	(1,001,978)
EUR	61,812,078	USD	75,576,915	Barclays Capital	08/03/21	(2,252,371)
AUD	272,718,517	USD	209,991,985	UBS AG	08/03/21	(789,522)
EUR	6,501,549	USD	7,917,629	State Street Bank and Trust	08/04/21	(205,022)
EUR	55,311,683	USD	67,474,144	UBS AG	08/04/21	(1,859,426)
EUR	13,207,180	USD	15,671,151	Barclays Capital	08/05/21	(3,537)
EUR	17,350,676	USD	20,597,718	Citibank, N.A.	08/05/21	(14,695)
EUR	29,009,158	USD	34,660,911	JP Morgan	08/05/21	(247,486)
EUR	7,337,869	USD	8,973,825	Royal Bank Of Canada	08/05/21	(268,946)
EUR	44,794,559	USD	53,512,288	JP Morgan	08/09/21	(368,623)
SEK	41,064,870	USD	4,787,991	Bank of America Corp.	08/13/21	(17,299)
USD	122,910,751	CAD	153,586,730	HSBC Bank	08/13/21	(193,639)
SEK	435,665,708	USD	50,846,728	Morgan Stanley and Co. International	08/13/21	(233,469)
CAD	145,541,098	USD	116,995,580	Royal Bank Of Canada	08/13/21	(340,006)
USD	36,209,048	CAD	45,430,873	State Street Bank and Trust	08/13/21	(205,165)
SEK	128,018,433	USD	14,922,953	Bank of America Corp.	08/16/21	(50,107)
USD	78,554,307	GBP	56,824,816	HSBC Bank	08/16/21	(434,510)
USD	2,694,550	AUD	3,674,995	Citibank, N.A.	08/17/21	(2,529)
USD	8,036,425	AUD	10,957,078	UBS AG	08/17/21	(4,976)
USD	70,951,131	GBP	51,595,258	HSBC Bank	08/18/21	(768,731)
USD	14,105,234	SGD	19,197,980	Citibank, N.A.	08/20/21	(63,200)
USD	56,777,291	GBP	41,017,285	Citibank, N.A.	08/24/21	(239,506)
USD	122,959,920	CAD	153,673,697	Bank of America Corp.	08/25/21	(212,696)
USD	31,189,821	GBP	22,518,629	Citibank, N.A.	08/25/21	(112,669)
AUD	272,563	USD	201,137	Citibank, N.A.	08/25/21	(1,095)
AUD	3,652,260	USD	2,688,554	HSBC Bank	08/25/21	(8,063)
USD	112,234,113	CAD	141,044,711	State Street Bank and Trust	08/26/21	(815,999)
USD	82,890,090	CAD	104,230,699	JP Morgan	08/30/21	(652,532)
USD	19,166,979	SEK	166,332,349	Bank of America Corp.	09/01/21	(159,607)
USD	26,863,749	EUR	22,824,013	UBS AG	09/02/21	(226,906)
USD	84,815,939	CAD	106,594,509	Bank of America Corp.	09/03/21	(620,973)

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	102,102,004	AUD	139,495,542	Bank of America Corp.	09/08/21	$(284,059)
USD	119,992,115	CAD	153,109,639	State Street Bank and Trust	09/08/21	(2,727,925)
USD	12,854,973	EUR	10,909,760	Citibank, N.A.	09/10/21	(96,316)
USD	51,439,254	GBP	37,344,678	Bank of America Corp.	09/13/21	(475,062)
USD	116,681,349	CAD	146,699,656	State Street Bank and Trust	09/14/21	(901,708)
Total (Depreciation)						$(18,743,326)
Total Appreciation (Depreciation)						$46,285,190
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$1,147,577,997	—	$1,147,577,997
Austria	—	34,985,124	—	34,985,124
Belgium	—	122,010,796	—	122,010,796
Canada	—	1,700,821,232	—	1,700,821,232
Denmark	—	97,985,147	—	97,985,147
Finland	—	122,516,146	—	122,516,146
France	—	548,115,767	—	548,115,767
Germany	—	615,509,283	—	615,509,283
Netherlands	—	264,690,199	—	264,690,199
New Zealand	—	56,721,165	—	56,721,165
Norway	—	194,860,176	—	194,860,176
Singapore	—	19,271,955	—	19,271,955
Supranational Organization Obligations	—	2,069,354,312	—	2,069,354,312
Sweden	—	39,242,851	—	39,242,851
Switzerland	—	50,938,442	—	50,938,442
United Kingdom	—	25,237,009	—	25,237,009
United States	—	362,640,343	—	362,640,343
U.S. Treasury Obligations	—	6,156,941,994	—	6,156,941,994
Securities Lending Collateral	—	118,514,099	—	118,514,099
Forward Currency Contracts**	—	46,285,190	—	46,285,190
TOTAL	—	$13,794,219,227	—	$13,794,219,227
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA World ex U.S. Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (96.1%)
AUSTRALIA — (7.4%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	20,000	$15,378,032
Queensland Treasury Corp.
Ω	3.500%, 08/21/30	AUD	53,500	46,578,749
Ω	1.750%, 08/21/31	AUD	7,000	5,273,917
Ω	1.750%, 07/20/34	AUD	7,000	5,099,997
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	6,000	4,470,129
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,000	9,409,421
	2.250%, 11/20/34	AUD	51,500	39,709,836
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	10,000	7,515,423
TOTAL AUSTRALIA				133,435,504
BELGIUM — (0.7%)
Kingdom of Belgium Government Bond
Ω	1.250%, 04/22/33	EUR	9,000	12,319,319
CANADA — (12.6%)
CPPIB Capital, Inc.
	1.125%, 12/14/29	GBP	1,000	1,415,210
	1.500%, 03/04/33	EUR	31,520	43,022,951
Province of Alberta Canada
	2.050%, 06/01/30	CAD	9,000	7,372,844
	3.500%, 06/01/31	CAD	28,000	25,676,916
	3.900%, 12/01/33	CAD	36,000	34,360,725
Province of Manitoba Canada
	6.300%, 03/05/31	CAD	5,000	5,574,142
Province of Ontario Canada
	5.850%, 03/08/33	CAD	45,000	50,354,841
	5.600%, 06/02/35	CAD	13,000	14,666,680
Province of Quebec Canada
	0.000%, 10/15/29	EUR	10,000	11,889,683
Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	29,200	33,119,391
TOTAL CANADA				227,453,383
FINLAND — (5.7%)
Finland Government Bond
Ω	1.125%, 04/15/34	EUR	45,000	61,520,796
Kuntarahoitus Oyj
	1.250%, 02/23/33	EUR	30,511	41,432,979
TOTAL FINLAND				102,953,775
		Face Amount^	Value†
		(000)
FRANCE — (21.8%)
Action Logement Services
0.500%, 10/30/34	EUR	25,200	$30,371,185
Agence Francaise de Developpement
1.375%, 07/05/32	EUR	13,000	17,548,819
Agence Francaise de Developpement EPIC
0.875%, 05/25/31	EUR	5,500	7,079,661
French Republic Government Bond OAT
1.250%, 05/25/34	EUR	82,000	111,854,960
4.750%, 04/25/35	EUR	46,000	89,550,793
SNCF Reseau
5.250%, 12/07/28	GBP	16,713	30,389,279
1.125%, 05/25/30	EUR	8,000	10,417,738
5.000%, 10/10/33	EUR	11,000	20,441,771
Societe Nationale SNCF SA
1.500%, 02/02/29	EUR	20,000	26,324,174
0.625%, 04/17/30	EUR	26,000	32,452,896
Unedic Asseo
1.500%, 04/20/32	EUR	9,000	12,397,384
1.250%, 05/25/33	EUR	3,400	4,584,682
TOTAL FRANCE			393,413,342
GERMANY — (5.8%)
Bundesrepublik Deutschland Bundesanleihe
0.000%, 05/15/35	EUR	10,000	12,291,561
Deutsche Bahn Finance GMBH
1.625%, 08/16/33	EUR	4,773	6,482,932
Kreditanstalt fuer Wiederaufbau
5.750%, 06/07/32	GBP	22,000	45,989,903
0.050%, 09/29/34	EUR	10,000	11,894,096
State of North Rhine-Westphalia Germany
2.375%, 05/13/33	EUR	9,000	13,599,252
1.100%, 03/13/34	EUR	10,000	13,339,992
TOTAL GERMANY			103,597,736
NETHERLANDS — (1.6%)
BNG Bank NV
3.300%, 04/26/29	AUD	25,000	20,924,300
Nederlandse Waterschapsbank NV
0.500%, 04/29/30	EUR	6,500	8,162,464
TOTAL NETHERLANDS			29,086,764
NEW ZEALAND — (3.8%)
New Zealand Government Bond
3.500%, 04/14/33	NZD	82,000	67,879,440

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NORWAY — (5.8%)
Equinor ASA
	6.875%, 03/11/31	GBP	19,124	$39,661,438
Norway Government Bond
Ω	1.750%, 09/06/29	NOK	419,224	49,740,781
Ω	1.375%, 08/19/30	NOK	128,000	14,755,696
TOTAL NORWAY				104,157,915
SINGAPORE — (3.5%)
Singapore Government Bond
	2.875%, 09/01/30	SGD	9,000	7,548,987
	3.375%, 09/01/33	SGD	62,000	55,230,082
TOTAL SINGAPORE				62,779,069
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.4%)
Asian Development Bank
	2.350%, 06/21/27	JPY	1,830,000	19,189,603
EUROFIMA
	3.350%, 05/21/29	AUD	15,000	12,507,779
	0.150%, 10/10/34	EUR	30,000	35,117,373
European Financial Stability Facility
	1.250%, 05/24/33	EUR	30,000	40,932,297
European Investment Bank
	1.900%, 01/26/26	JPY	2,297,800	22,870,312
	2.150%, 01/18/27	JPY	517,100	5,306,377
	1.375%, 05/12/28	SEK	110,000	13,585,800
	5.625%, 06/07/32	GBP	5,800	12,001,826
European Stability Mechanism
	1.200%, 05/23/33	EUR	38,500	52,158,571
European Union
	1.250%, 04/04/33	EUR	10,000	13,620,635
International Bank for Reconstruction & Development
	1.200%, 08/08/34	EUR	10,000	13,579,591
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				240,870,164
		Face Amount^	Value†
		(000)
SWEDEN — (1.3%)
Sweden Government Bond
2.250%, 06/01/32	SEK	165,000	$23,452,372
UNITED KINGDOM — (12.7%)
Network Rail Infrastructure Finance P.L.C.
4.375%, 12/09/30	GBP	16,700	30,619,313
United Kingdom Gilt
0.250%, 07/31/31	GBP	5,000	6,677,425
4.250%, 06/07/32	GBP	18,650	35,613,198
4.500%, 09/07/34	GBP	17,000	34,579,569
0.625%, 07/31/35	GBP	90,000	121,083,117
TOTAL UNITED KINGDOM			228,572,622
TOTAL BONDS			1,729,971,405
U.S. TREASURY OBLIGATIONS — (3.9%)
U.S. Treasury Notes
0.375%, 07/31/27		34,000	33,047,734
0.500%, 10/31/27		39,000	38,056,992
TOTAL U.S. TREASURY OBLIGATIONS			71,104,726
TOTAL INVESTMENT SECURITIES (Cost $1,697,035,529)			1,801,076,131
TOTAL INVESTMENTS — (100.0%)
(Cost $1,697,035,529)^^			$1,801,076,131

As of July 31, 2021, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,016,761	AUD	2,740,529	Barclays Capital	08/10/21	$5,552
USD	2,807,937	AUD	3,755,147	Goldman Sachs International	08/10/21	52,126
USD	82,982,955	AUD	109,499,740	UBS AG	08/10/21	2,623,737
USD	1,581,693	NZD	2,258,961	Goldman Sachs International	08/11/21	7,902
USD	67,756,456	NZD	95,969,055	UBS AG	08/11/21	896,014

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	54,925,186	CAD	68,192,167	JP Morgan	08/18/21	$267,384
USD	84,588,072	AUD	113,296,043	UBS AG	08/18/21	1,439,710
USD	62,798,695	SGD	84,450,429	Bank of America Corp.	08/23/21	473,023
USD	6,701,441	GBP	4,798,109	JP Morgan	09/13/21	31,399
Total Appreciation						$5,796,847
USD	87,139,849	EUR	73,647,041	JP Morgan	08/18/21	$(249,196)
USD	134,309,559	GBP	97,127,536	Bank of America Corp.	08/19/21	(702,658)
USD	71,319,270	CAD	89,163,794	Bank of America Corp.	08/23/21	(147,480)
USD	828,828	SGD	1,126,963	Citibank, N.A.	08/23/21	(2,888)
USD	58,694,322	EUR	49,555,450	Goldman Sachs International	08/25/21	(115,765)
USD	58,647,263	EUR	49,555,449	JP Morgan	08/25/21	(162,822)
USD	95,354,489	EUR	80,810,211	State Street Bank and Trust	08/27/21	(550,988)
USD	132,131,621	GBP	96,193,009	State Street Bank and Trust	08/31/21	(1,585,404)
USD	36,782,876	SEK	318,025,774	Bank of America Corp.	09/01/21	(169,362)
USD	58,144,389	EUR	49,228,410	JP Morgan	09/01/21	(285,481)
USD	86,358,720	EUR	73,019,978	State Street Bank and Trust	09/03/21	(313,035)
USD	157,741,768	JPY	5,852,791,282	Citibank, N.A.	09/08/21	(2,162,461)
USD	114,143,455	EUR	96,662,685	UBS AG	09/08/21	(602,921)
USD	117,018,115	EUR	99,299,786	State Street Bank and Trust	09/09/21	(861,114)
USD	85,785,952	GBP	62,296,511	Bank of America Corp.	09/13/21	(814,894)
USD	77,998,993	EUR	66,208,683	UBS AG	09/13/21	(604,042)
Total (Depreciation)						$(9,330,511)
Total Appreciation (Depreciation)						$(3,533,664)
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$133,435,504	—	$133,435,504
Belgium	—	12,319,319	—	12,319,319
Canada	—	227,453,383	—	227,453,383
Finland	—	102,953,775	—	102,953,775
France	—	393,413,342	—	393,413,342
Germany	—	103,597,736	—	103,597,736
Netherlands	—	29,086,764	—	29,086,764
New Zealand	—	67,879,440	—	67,879,440
Norway	—	104,157,915	—	104,157,915
Singapore	—	62,779,069	—	62,779,069
Supranational Organization Obligations	—	240,870,164	—	240,870,164
Sweden	—	23,452,372	—	23,452,372
United Kingdom	—	228,572,622	—	228,572,622
U.S. Treasury Obligations	—	71,104,726	—	71,104,726
Forward Currency Contracts**	—	(3,533,664)	—	(3,533,664)
TOTAL	—	$1,797,542,467	—	$1,797,542,467
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (20.0%)
Federal Home Loan Bank
4.375%, 03/13/26	14,080	$16,443,591
5.750%, 06/12/26	16,080	19,925,247
1.875%, 09/11/26	2,500	2,646,468
3.000%, 09/11/26	62,930	69,846,145
2.125%, 12/11/26	30,250	32,306,180
2.500%, 12/10/27	97,640	106,796,262
3.000%, 03/10/28	51,070	57,481,856
3.250%, 06/09/28	202,360	232,394,299
3.250%, 11/16/28	265,180	305,241,602
2.125%, 09/14/29	11,305	12,142,089
2.125%, 12/14/29	28,270	30,442,477
Tennessee Valley Authority
2.875%, 02/01/27	170,019	188,183,068
7.125%, 05/01/30	120,440	179,009,703
4.650%, 06/15/35	2,635	3,567,634
TOTAL AGENCY OBLIGATIONS		1,256,426,621
U.S. TREASURY OBLIGATIONS — (79.8%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	10,633,165
6.500%, 11/15/26	15,000	19,480,664
6.625%, 02/15/27	5,000	6,591,406
6.125%, 11/15/27	20,000	26,436,719
5.500%, 08/15/28	5,000	6,544,727
5.250%, 11/15/28	69,132	89,839,324
5.250%, 02/15/29	10,000	13,058,984
6.125%, 08/15/29	6,278	8,737,456
6.250%, 05/15/30	87,039	124,517,342
5.375%, 02/15/31	197,250	272,382,217
4.500%, 02/15/36	96,000	134,835,000
U.S. Treasury Notes
2.250%, 11/15/25	8,500	9,097,656
1.625%, 02/15/26	9,000	9,397,266
2.250%, 03/31/26	8,000	8,588,438
2.375%, 04/30/26	63,000	68,044,922
1.625%, 05/15/26	148,000	154,642,656
2.125%, 05/31/26	25,000	26,722,656
1.875%, 06/30/26	40,000	42,293,750
1.875%, 07/31/26	45,000	47,605,078
1.500%, 08/15/26	100,000	103,906,250
1.375%, 08/31/26	11,000	11,362,656
1.625%, 09/30/26	19,000	19,867,617
1.625%, 10/31/26	31,000	32,414,375
2.000%, 11/15/26	122,550	130,491,815
1.500%, 01/31/27	5,000	5,195,508
	Face Amount	Value†
	(000)

2.250%, 02/15/27	161,500	$174,312,754
1.125%, 02/28/27	5,000	5,092,578
0.625%, 03/31/27	5,000	4,952,734
0.500%, 04/30/27	5,000	4,910,352
2.375%, 05/15/27	121,000	131,658,399
0.500%, 05/31/27	5,000	4,903,906
0.500%, 06/30/27	25,000	24,506,836
0.375%, 07/31/27	75,000	72,899,414
2.250%, 08/15/27	160,400	173,564,078
0.500%, 08/31/27	5,000	4,889,258
0.375%, 09/30/27	5,000	4,846,484
0.500%, 10/31/27	7,000	6,830,742
2.250%, 11/15/27	32,000	34,653,750
0.625%, 11/30/27	5,000	4,910,742
2.750%, 02/15/28	86,750	96,763,526
1.125%, 02/29/28	5,000	5,058,398
1.250%, 03/31/28	5,000	5,093,164
1.250%, 04/30/28	67,000	68,237,930
2.875%, 05/15/28	146,000	164,375,470
2.875%, 08/15/28	10,750	12,123,984
3.125%, 11/15/28	21,000	24,096,680
2.625%, 02/15/29	130,000	144,772,265
2.375%, 05/15/29	286,000	313,639,217
1.625%, 08/15/29	197,500	205,577,442
1.500%, 02/15/30	389,000	400,198,944
0.625%, 05/15/30	461,500	440,480,115
0.625%, 08/15/30	364,750	347,110,916
0.875%, 11/15/30	320,000	310,700,000
1.125%, 02/15/31	287,000	284,488,750
1.625%, 05/15/31	137,000	142,030,469
TOTAL U.S. TREASURY OBLIGATIONS		5,000,366,944
TOTAL INVESTMENT SECURITIES (Cost $6,060,132,803)		6,256,793,565

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.025%	13,905,910	13,905,910
TOTAL INVESTMENTS — (100.0%)
(Cost $6,074,038,713)^^		$6,270,699,475

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,256,426,621	—	$1,256,426,621
U.S. Treasury Obligations	—	5,000,366,944	—	5,000,366,944
Temporary Cash Investments	$13,905,910	—	—	13,905,910
TOTAL	$13,905,910	$6,256,793,565	—	$6,270,699,475

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (94.6%)
	3M Co.
	1.875%, 11/15/21	EUR	2,730	$3,260,198
	0.375%, 02/15/22	EUR	2,200	2,615,892
	AbbVie, Inc.
	3.200%, 05/14/26		1,500	1,635,433
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	1.750%, 01/30/26		6,200	6,162,626
	4.450%, 04/03/26		410	453,256
	Aetna, Inc.
	2.750%, 11/15/22		2,000	2,049,715
	3.500%, 11/15/24		1,236	1,334,760
	African Development Bank
#	0.875%, 03/23/26		85,000	85,615,400
	0.875%, 07/22/26		126,800	127,351,834
	Agence Francaise de Developpement EPIC
	0.625%, 01/22/26		15,200	15,111,232
	Aker BP ASA
Ω	2.875%, 01/15/26		5,700	6,051,807
	Albemarle Corp.
	4.150%, 12/01/24		3,455	3,788,029
	Altria Group, Inc.
	1.000%, 02/15/23	EUR	15,875	19,132,641
	Amazon.com, Inc.
	1.000%, 05/12/26		74,137	74,921,458
	American Electric Power Co., Inc.
#	1.000%, 11/01/25		1,582	1,579,363
	American Express Co.
	2.500%, 08/01/22		1,220	1,245,215
	2.650%, 12/02/22		12,256	12,650,257
	American International Group, Inc.
	1.500%, 06/08/23	EUR	7,600	9,266,235
	4.125%, 02/15/24		12,338	13,416,947
	3.750%, 07/10/25		7,821	8,617,898
	AmerisourceBergen Corp.
	3.400%, 05/15/24		4,200	4,473,966
	Analog Devices, Inc.
	3.900%, 12/15/25		3,050	3,405,685
	Anthem, Inc.
	1.500%, 03/15/26		12,400	12,617,871
	ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	9,750	11,624,317
	Apple, Inc.
	1.125%, 05/11/25		5,000	5,065,857
	0.700%, 02/08/26		27,000	26,866,294
	Ares Capital Corp.
	3.250%, 07/15/25		2,803	2,971,673
		Face Amount^	Value†
		(000)
Arrow Electronics, Inc.
3.250%, 09/08/24		1,000	$1,064,134
Asian Development Bank
0.370%, 06/26/23	SEK	80,000	9,357,279
0.500%, 02/04/26		17,703	17,553,514
1.000%, 04/14/26		55,700	56,470,911
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.129%, 12/15/21		50,000	50,009,025
Asian Development Bank, Floating Rate Note, FEDL01 + 0.250%, FRN
(r) 0.350%, 05/28/24		59,250	59,249,999
Asian Development Bank, Floating Rate Note, SONIO/N + 0.260%, FRN
(r) 0.310%, 02/01/22	GBP	7,000	9,740,125
Asian Development Bank, Floating Rate Note, SONIO/N + 0.290%, FRN
(r) 0.340%, 03/19/24	GBP	9,250	12,912,796
Asian Infrastructure Investment Bank (The)
0.500%, 01/27/26		38,000	37,715,077
1.000%, 05/06/26	AUD	800	591,931
Assurant, Inc.
4.200%, 09/27/23		6,000	6,435,899
AstraZeneca P.L.C.
3.375%, 11/16/25		10,000	11,017,537
0.700%, 04/08/26		20,063	19,820,331
AT&T, Inc.
2.500%, 03/15/23	EUR	12,000	14,790,301
4.125%, 02/17/26		8,000	9,001,327
Australia & New Zealand Banking Group, Ltd.
3.300%, 03/07/22	AUD	22,166	16,571,680
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M Swap + 0.760%, FRN
(r) 0.784%, 01/16/25	AUD	28,500	21,246,382
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M Swap + 0.770%, FRN
(r) 0.795%, 01/18/23	AUD	3,000	2,223,121
(r) 0.806%, 08/29/24	AUD	10,000	7,462,337

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M Swap + 0.820%, FRN
(r)	0.845%, 12/06/21	AUD	3,000	$2,207,332
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M Swap + 1.130%, FRN
(r)	1.169%, 08/16/21	AUD	4,500	3,303,625
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)Ω	1.020%, 11/23/21		2,050	2,055,334
	Australia Government Bond
	0.250%, 11/21/25	AUD	37,100	26,981,929
	4.250%, 04/21/26	AUD	17,300	14,904,085
	Autodesk, Inc.
	3.600%, 12/15/22		1,000	1,034,548
	AutoZone, Inc.
	2.875%, 01/15/23		22,501	23,157,291
	Avnet, Inc.
	4.875%, 12/01/22		4,291	4,529,220
	Banco Santander SA
	3.848%, 04/12/23		25,400	26,817,912
	Bank of America Corp.
	3.228%, 06/22/22	CAD	7,130	5,851,046
	3.300%, 01/11/23		563	587,593
	3.500%, 04/19/26		9,000	9,938,845
	Bank of Montreal
	1.900%, 08/27/21		5,254	5,259,990
	1.610%, 10/28/21	CAD	12,500	10,050,898
	2.270%, 07/11/22	CAD	50,000	40,789,115
	2.890%, 06/20/23	CAD	12,900	10,760,788
	Bank of Montreal, Floating Rate Note, 3M Swap + 0.920%, FRN
(r)	0.945%, 10/06/22	AUD	8,500	6,294,165
	Bank of Montreal, Floating Rate Note, 3M Swap + 0.990%, FRN
(r)	1.015%, 09/07/23	AUD	9,000	6,715,162
	Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.790%, FRN
(r)	0.929%, 08/27/21		4,608	4,610,563
	Bank of New Zealand
Ω	1.000%, 03/03/26		3,000	2,984,524
	Bank of Nova Scotia
	3.400%, 02/11/24		2,801	2,998,924
	Bank of Nova Scotia, Floating Rate Note, 3M Swap + 0.760%, FRN
(r)	0.785%, 09/07/21	AUD	5,000	3,671,920
			Face Amount^	Value†
			(000)
Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	59,500	$47,947,672
#	2.700%, 03/07/22		3,305	3,355,114
Barclays P.L.C.
	1.500%, 04/01/22	EUR	1,764	2,118,533
	3.650%, 03/16/25		11,000	11,951,890
	4.375%, 01/12/26		3,680	4,150,488
BAT International Finance P.L.C.
	3.625%, 11/09/21	EUR	1,078	1,292,176
	2.375%, 01/19/23	EUR	12,041	14,799,183
	0.875%, 10/13/23	EUR	3,487	4,212,654
	7.250%, 03/12/24	GBP	2,443	3,927,815
Ω	3.950%, 06/15/25		1,900	2,092,836
	1.668%, 03/25/26		10,448	10,554,239
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	1,074,405
Bayer US Finance II LLC
Ω	4.250%, 12/15/25		5,000	5,587,018
Beam Suntory, Inc.
	3.250%, 06/15/23		10,000	10,419,904
BMW US Capital LLC
	0.625%, 04/20/22	EUR	2,000	2,390,966
Ω	2.800%, 04/11/26		2,026	2,171,201
BNG Bank NV
Ω	0.875%, 05/18/26		102,312	102,953,972
	0.875%, 05/18/26		8,000	8,048,372
BNP Paribas SA
	1.125%, 11/22/23	EUR	2,500	3,063,264
Boeing Co. (The)
	2.200%, 10/30/22		3,900	3,961,687
	2.800%, 03/01/23		4,000	4,133,570
Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	7,866	9,388,908
	3.650%, 03/15/25		5,000	5,458,846
BP Capital Markets P.L.C.
	2.500%, 11/06/22		2,000	2,057,993
BPCE SA
	1.125%, 01/18/23	EUR	1,600	1,937,250
Ω	2.375%, 01/14/25		14,627	15,265,516
Ω	1.000%, 01/20/26		17,000	16,903,626
#	1.000%, 01/20/26		3,000	2,982,993
Bristol-Myers Squibb Co.
	3.200%, 06/15/26		9,858	10,856,229
British Telecommunications P.L.C.
	0.500%, 06/23/22	EUR	1,600	1,908,472
	1.125%, 03/10/23	EUR	10,326	12,529,939
	0.875%, 09/26/23	EUR	15,480	18,749,135
Broadcom, Inc.
	4.700%, 04/15/25		32,760	36,807,384
	4.250%, 04/15/26		7,000	7,859,403
Brown & Brown, Inc.
	4.200%, 09/15/24		4,094	4,489,382
Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22		600	615,614
	4.350%, 03/15/24		36,460	39,684,910
	1.630%, 08/17/25		800	814,351

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Caisse d'Amortissement de la Dette Sociale
#Ω	0.625%, 02/18/26		29,000	$28,836,972
	0.625%, 02/18/26		50,100	49,807,587
Campbell Soup Co.
	3.950%, 03/15/25		7,000	7,727,671
Canada Government International Bond
	0.750%, 05/19/26		145,300	145,635,062
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.035%, FRN
(r)Ω	0.400%, 09/15/25	CAD	10,000	8,070,335
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.040%, FRN
(r)Ω	0.395%, 03/15/25	CAD	53,000	42,752,130
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.050%, FRN
(r)Ω	0.385%, 03/15/24	CAD	25,000	20,130,591
Canadian Imperial Bank of Commerce
	2.040%, 03/21/22	CAD	5,000	4,051,579
	2.300%, 07/11/22	CAD	60,000	48,960,404
	0.750%, 03/22/23	EUR	12,150	14,702,948
	2.970%, 07/11/23	CAD	21,500	17,976,178
	1.250%, 06/22/26		6,718	6,745,413
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		5,215	5,392,165
	3.900%, 02/01/25		3,389	3,700,192
	2.050%, 07/15/25		9,609	9,903,667
Capital One Financial Corp.
	3.750%, 04/24/24		1,959	2,114,181
	3.200%, 02/05/25		17,612	18,978,717
Cardinal Health, Inc.
	3.079%, 06/15/24		6,000	6,368,993
Carrier Global Corp.
	2.242%, 02/15/25		4,000	4,186,222
Charles Schwab Corp. (The)
	0.900%, 03/11/26		11,064	11,059,460
#	1.150%, 05/13/26		4,500	4,540,832
Chevron Corp.
	2.498%, 03/03/22		540	546,130
	3.326%, 11/17/25		4,000	4,397,469
	2.954%, 05/16/26		4,000	4,353,690
Church & Dwight Co., Inc.
	2.875%, 10/01/22		7,000	7,207,814
Cigna Corp.
	3.250%, 04/15/25		1,260	1,363,445
#	1.250%, 03/15/26		9,526	9,602,947
Citigroup, Inc.
	0.750%, 10/26/23	EUR	20,000	24,211,257
	3.400%, 05/01/26		20,000	22,012,868
Citizens Bank NA
	2.650%, 05/26/22		8,635	8,788,018
			Face Amount^	Value†
			(000)
	CNA Financial Corp.
	3.950%, 05/15/24		11,000	$11,924,568
	CNH Industrial Capital LLC
	4.375%, 04/05/22		200	205,095
	1.950%, 07/02/23		4,000	4,103,353
	4.200%, 01/15/24		2,570	2,779,653
	Coca-Cola Europacific Partners P.L.C.
	2.625%, 11/06/23	EUR	4,620	5,802,428
	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22		6,000	6,707,993
	Comcast Corp.
	3.150%, 03/01/26		5,000	5,453,413
	Comerica, Inc.
	3.700%, 07/31/23		3,000	3,185,708
	Commonwealth Bank of Australia
	3.250%, 01/17/22	AUD	18,780	13,975,707
#Ω	2.750%, 03/10/22		11,500	11,676,227
	3.250%, 03/31/22	AUD	3,200	2,396,265
	Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	0.969%, 08/16/23	AUD	13,000	9,695,368
	Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.830%, FRN
(r)	0.961%, 09/06/21		3,500	3,502,862
	Conagra Brands, Inc.
	4.300%, 05/01/24		1,409	1,544,081
	Constellation Brands, Inc.
	3.200%, 02/15/23		5,191	5,404,437
	Cooperatieve Rabobank UA
	0.125%, 10/11/21	EUR	2,750	3,266,035
	2.750%, 01/10/22		4,928	4,982,923
	4.000%, 01/11/22	EUR	2,500	3,024,788
	4.750%, 06/06/22	EUR	3,000	3,716,365
	Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r)	0.350%, 01/12/24		3,925	3,931,780
	Corporate Office Properties L.P.
	2.250%, 03/15/26		8,645	8,944,755
	Cox Communications, Inc.
Ω	3.850%, 02/01/25		2,000	2,182,504
	Credit Suisse Group AG
	3.750%, 03/26/25		7,157	7,786,112
	Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	10,220	12,242,765
	CVS Health Corp.
	3.875%, 07/20/25		1,000	1,106,735

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Daimler Finance North America LLC
Ω	2.700%, 06/14/24		3,000	$3,165,330
Ω	3.300%, 05/19/25		200	216,849
Ω	1.450%, 03/02/26		26,041	26,362,182
Daimler International Finance BV
	0.200%, 09/13/21	EUR	6,893	8,181,920
	2.000%, 09/04/23	GBP	2,000	2,857,597
Danske Bank A.S.
	0.875%, 05/22/23	EUR	1,500	1,813,364
Deutsche Bahn Finance GMBH
	4.375%, 09/23/21	EUR	175	208,995
Dexia Credit Local SA
	0.625%, 01/21/22	EUR	750	894,491
	0.250%, 06/02/22	EUR	8,000	9,551,301
	1.125%, 04/09/26		23,700	24,059,598
Discover Financial Services
	4.500%, 01/30/26		403	458,212
Discovery Communications LLC
	3.450%, 03/15/25		1,200	1,295,172
Dollar General Corp.
	3.250%, 04/15/23		8,009	8,339,713
Dollar Tree, Inc.
	3.700%, 05/15/23		6,702	7,066,002
DXC Technology Co.
	4.250%, 04/15/24		2,000	2,166,884
	4.125%, 04/15/25		24,250	26,671,594
E*TRADE Financial Corp.
	2.950%, 08/24/22		4,060	4,168,534
Eaton Corp.
	2.750%, 11/02/22		1,285	1,323,651
Edison International
	2.400%, 09/15/22		2,600	2,640,949
	2.950%, 03/15/23		2,000	2,062,719
	4.950%, 04/15/25		39,815	44,225,740
Electricite de France SA
	2.750%, 03/10/23	EUR	11,700	14,562,027
Enbridge, Inc.
	3.190%, 12/05/22	CAD	5,000	4,132,374
#	2.500%, 01/15/25		6,000	6,317,939
Enel Finance International NV
	5.000%, 09/14/22	EUR	2,000	2,515,864
Enterprise Products Operating LLC
	3.350%, 03/15/23		3,960	4,114,862
	3.700%, 02/15/26		1,071	1,190,794
Equifax, Inc.
	3.950%, 06/15/23		10,000	10,604,738
Equinor ASA
	1.750%, 01/22/26		10,100	10,441,330
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		15,000	16,342,019
			Face Amount^	Value†
			(000)
	European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.190%, FRN
(r)	0.240%, 04/14/26		142,000	$141,940,408
	European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.307%, 03/13/23		1,450	1,453,553
	European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.280%, FRN
(r)	0.330%, 10/15/24		52,556	52,768,326
	European Investment Bank
	0.500%, 07/19/22	SEK	40,000	4,669,235
#	0.375%, 03/26/26		104,489	102,831,450
	European Investment Bank, Floating Rate Note, SOFR + 0.280%, FRN
(r)	0.324%, 03/05/24		93,500	93,818,835
	European Investment Bank, Floating Rate Note, SONIO/N + 0.350%, FRN
(r)	0.400%, 06/29/23	GBP	1,653	2,308,728
	European Investment Bank, Floating Rate Note, SONIO/N + 1.000%, FRN
(r)	1.050%, 09/08/25	GBP	5,000	7,195,180
	Exelon Corp.
	3.950%, 06/15/25		3,300	3,641,756
	Exelon Generation Co. LLC
#	3.250%, 06/01/25		14,000	15,150,787
	Expedia Group, Inc.
	5.000%, 02/15/26		19,000	21,648,756
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		27,262	31,390,114
	Fidelity National Information Services, Inc.
	1.150%, 03/01/26		32,700	32,746,579
	Flex, Ltd.
	4.750%, 06/15/25		2,050	2,294,690
	3.750%, 02/01/26		8,000	8,774,842
	GATX Corp.
	4.750%, 06/15/22		12,125	12,554,036
	GE Capital Funding LLC
	3.450%, 05/15/25		21,523	23,476,154
	GE Capital International Funding Co., Unlimited Co.
	3.373%, 11/15/25		9,800	10,754,869

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
General Electric Co.
	0.375%, 05/17/22	EUR	1,500	$1,788,129
	3.375%, 03/11/24		731	782,354
General Mills, Inc.
	1.000%, 04/27/23	EUR	1,531	1,852,271
General Motors Co.
	6.125%, 10/01/25		3,000	3,551,083
General Motors Financial Co., Inc.
	3.550%, 07/08/22		1,150	1,182,798
	3.250%, 01/05/23		1,300	1,347,808
	2.750%, 06/20/25		24,253	25,638,730
	5.250%, 03/01/26		11,892	13,786,325
Georgia Power Co.
	3.250%, 04/01/26		3,300	3,599,068
Gilead Sciences, Inc.
	3.650%, 03/01/26		4,418	4,896,284
GlaxoSmithKline Capital, Inc.
	2.800%, 03/18/23		5,700	5,931,979
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,145	2,312,021
Ω	4.625%, 04/29/24		16,455	18,068,488
Ω	1.625%, 09/01/25		6,626	6,729,505
Global Payments, Inc.
	3.750%, 06/01/23		1,000	1,050,743
	2.650%, 02/15/25		10,500	11,071,599
	1.200%, 03/01/26		6,750	6,744,440
Goldman Sachs Group, Inc. (The)
	2.500%, 10/18/21	EUR	9,411	11,233,701
	3.250%, 02/01/23	EUR	12,360	15,445,876
	3.500%, 01/23/25		10,000	10,823,729
Halliburton Co.
	3.500%, 08/01/23		2,800	2,947,542
Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		11,012	11,172,493
Ω	3.350%, 02/15/23		500	519,188
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		20,200	21,806,989
	4.650%, 10/01/24		19,768	21,928,384
	4.900%, 10/15/25		500	571,574
Honda Canada Finance, Inc.
	2.268%, 07/15/22	CAD	20,000	16,292,562
HP, Inc.
	2.200%, 06/17/25		19,000	19,765,330
HSBC Holdings P.L.C.
	4.300%, 03/08/26		4,000	4,527,213
Humana, Inc.
	3.850%, 10/01/24		17,000	18,472,102
Hydro-Quebec, Floating Rate Note, 3M CDOR + 0.200%, FRN
(r)	0.639%, 04/14/23	CAD	1,920	1,550,420
			Face Amount^	Value†
			(000)
	ING Bank NV, Floating Rate Note, 3M EURIBOR + 0.420%, FRN
(r)	0.000%, 11/26/21	EUR	15,400	$18,297,215
	Inter-American Development Bank
	0.875%, 04/20/26		168,323	169,773,088
	4.250%, 06/11/26	AUD	41,200	35,139,311
	Inter-American Development Bank, Floating Rate Note, SOFR + 0.250%, FRN
(r)	0.278%, 02/04/25		5,000	5,019,500
	International Bank for Reconstruction & Development
	2.600%, 09/20/22	AUD	6,000	4,526,854
	0.500%, 05/18/26	AUD	7,540	5,448,973
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.300%, FRN
(r)	0.329%, 08/06/24		69,900	70,250,199
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.310%, FRN
#(r)	0.358%, 09/18/25		119,400	119,998,194
	International Bank for Reconstruction & Development, Floating Rate Note, SONIO/N + 0.270%, FRN
(r)	0.320%, 05/15/24	GBP	4,182	5,834,399
	International Business Machines Corp.
	3.300%, 05/15/26		7,000	7,732,010
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		1,000	1,087,017
	Intesa Sanpaolo SpA
	0.875%, 06/27/22	EUR	3,000	3,596,500
Ω	3.125%, 07/14/22		1,025	1,050,130
	Jabil, Inc.
	1.700%, 04/15/26		12,609	12,792,700
	Japan Bank for International Cooperation
	1.750%, 10/17/24		1,000	1,037,026
	JM Smucker Co. (The)
	3.500%, 03/15/25		1,000	1,090,951
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	15,011	18,244,980
	JPMorgan Chase & Co.
	3.300%, 04/01/26		10,000	10,966,691

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Juniper Networks, Inc.
	1.200%, 12/10/25		12,000	$12,018,042
	Kellogg Co.
	0.800%, 11/17/22	EUR	6,000	7,223,092
	3.250%, 04/01/26		3,888	4,266,121
	Kinder Morgan, Inc.
	4.300%, 06/01/25		9,000	10,015,111
	Kinross Gold Corp.
	5.950%, 03/15/24		3,715	4,146,858
	Kommunalbanken A.S.
	4.250%, 07/16/25	AUD	190	158,664
	0.500%, 01/13/26		29,000	28,729,422
	Kommuninvest I Sverige AB
	1.000%, 09/15/21	SEK	100,000	11,630,453
	0.250%, 06/01/22	SEK	839,890	97,789,840
	0.750%, 02/22/23	SEK	97,500	11,469,823
	1.000%, 11/13/23	SEK	142,100	16,886,028
	Kreditanstalt fuer Wiederaufbau
	1.625%, 04/03/24	NOK	122,000	14,043,115
	0.625%, 01/22/26		40,800	40,728,974
	Kroger Co. (The)
	2.950%, 11/01/21		786	789,639
	Kuntarahoitus Oyj
	0.625%, 03/20/26		3,000	2,975,142
	Laboratory Corp. of America Holdings
	1.550%, 06/01/26		6,000	6,080,712
	Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.266%, 09/27/21		1,000	1,000,180
	Landwirtschaftliche Rentenbank
#	0.875%, 03/30/26		10,000	10,078,177
	4.750%, 05/06/26	AUD	14,100	12,247,582
	Las Vegas Sands Corp.
	3.200%, 08/08/24		2,000	2,088,376
	Lazard Group LLC
	3.750%, 02/13/25		2,000	2,179,643
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24		15,100	15,862,512
	Liberty Mutual Group, Inc.
Ω	4.950%, 05/01/22		1,200	1,239,842
	Lloyds Banking Group P.L.C.
	3.000%, 01/11/22		9,804	9,922,797
	4.450%, 05/08/25		3,600	4,043,206
	Lowe's Cos., Inc.
	2.500%, 04/15/26		4,600	4,902,304
	LSEGA Financing P.L.C.
Ω	1.375%, 04/06/26		2,500	2,520,591
	LyondellBasell Industries NV
	5.750%, 04/15/24		8,855	9,947,904
	Marathon Petroleum Corp.
	4.500%, 05/01/23		20,388	21,687,754
	4.700%, 05/01/25		10,096	11,373,201
			Face Amount^	Value†
			(000)
	Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		2,165	$2,329,901
	McDonald's Corp.
	3.700%, 01/30/26		22,822	25,425,566
	McKesson Corp.
	0.900%, 12/03/25		15,057	14,989,471
	Medtronic Global Holdings SCA
	0.000%, 12/02/22	EUR	2,000	2,385,695
	Merck & Co., Inc.
#	0.750%, 02/24/26		8,100	8,091,725
	Micron Technology, Inc.
	2.497%, 04/24/23		3,000	3,089,940
	Mitsubishi UFJ Financial Group, Inc.
	2.998%, 02/22/22		2,500	2,538,528
	0.680%, 01/26/23	EUR	15,142	18,238,304
	0.980%, 10/09/23	EUR	4,004	4,883,211
	2.193%, 02/25/25		3,000	3,129,164
	Morgan Stanley
	3.125%, 08/05/21	CAD	5,000	4,008,496
	1.000%, 12/02/22	EUR	600	724,403
	MPLX L.P.
	4.875%, 12/01/24		6,290	7,028,008
	4.000%, 02/15/25		1,000	1,096,524
	1.750%, 03/01/26		2,000	2,032,051
	Mylan, Inc.
Ω	3.125%, 01/15/23		5,125	5,307,484
	4.200%, 11/29/23		663	710,928
	National Australia Bank, Ltd.
	2.800%, 01/10/22		17,631	17,834,882
	2.500%, 05/22/22		35,800	36,464,829
	3.375%, 01/14/26		7,400	8,199,968
	National Australia Bank, Ltd., Floating Rate Note, 3M Swap + 0.770%, FRN
(r)	0.796%, 01/21/25	AUD	3,000	2,238,835
	National Australia Bank, Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r)	0.948%, 06/19/24	AUD	13,000	9,732,054
	National Australia Bank, Ltd., Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	0.960%, 09/26/23	AUD	16,000	11,938,345
	National Australia Bank, Ltd., Floating Rate Note, 3M Swap + 1.040%, FRN
(r)	1.080%, 02/26/24	AUD	11,000	8,243,965
	National Bank of Canada
	2.100%, 02/01/23		1,120	1,148,821
	National Securities Clearing Corp.
	0.750%, 12/07/25		4,000	3,973,717
	Nationwide Building Society
Ω	3.900%, 07/21/25		6,918	7,725,827

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Natwest Group P.L.C.
	2.500%, 03/22/23	EUR	5,000	$6,195,734
Natwest Markets P.L.C.
Ω	3.625%, 09/29/22		200	207,611
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.189%, 12/15/21		104,000	104,020,771
Nestle Holdings, Inc.
Ω	0.625%, 01/15/26		1,399	1,384,172
NetApp, Inc.
	1.875%, 06/22/25		5,000	5,162,776
New South Wales Treasury Corp.
	4.000%, 05/20/26	AUD	24,000	20,349,498
New Zealand Government Bond
	0.500%, 05/15/26	NZD	6,500	4,394,369
Nissan Motor Acceptance Corp.
Ω	2.000%, 03/09/26		12,000	12,201,135
Nissan Motor Co., Ltd.
Ω	3.522%, 09/17/25		2,790	2,991,745
Nomura Holdings, Inc.
	2.648%, 01/16/25		11,228	11,830,774
	1.851%, 07/16/25		13,000	13,307,363
Nordic Investment Bank
	1.875%, 04/10/24	NOK	349,000	40,423,521
	0.500%, 01/21/26		3,000	2,972,166
Norway Government Bond
Ω	2.000%, 05/24/23	NOK	720,000	83,618,855
Ω	3.000%, 03/14/24	NOK	1,088,000	130,304,340
NRW Bank
	1.050%, 03/31/26	AUD	5,600	4,133,857
NTT Finance Corp.
Ω	1.162%, 04/03/26		14,500	14,546,601
	1.162%, 04/03/26		5,000	5,016,069
Nutrien, Ltd.
	3.625%, 03/15/24		4,350	4,649,176
Oesterreichische Kontrollbank AG
#	0.500%, 02/02/26		3,600	3,567,888
Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24		4,000	4,363,972
OP Corporate Bank P.L.C.
	0.375%, 10/11/22	EUR	325	389,334
Oracle Corp.
	2.500%, 05/15/22		1,329	1,346,981
	3.400%, 07/08/24		5,000	5,357,168
	1.650%, 03/25/26		36,500	37,178,058
Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	2,000	1,643,844
			Face Amount^	Value†
			(000)
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	4.250%, 01/17/23		9,025	$9,498,976
Ω	4.125%, 08/01/23		2,707	2,875,705
Ω	4.450%, 01/29/26		3,072	3,460,636
Ω	1.700%, 06/15/26		25,000	25,348,126
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		14,000	15,034,197
	4.375%, 03/15/26		13,270	14,559,018
Pfizer, Inc.
	0.250%, 03/06/22	EUR	14,700	17,505,003
Phillips 66
#	3.850%, 04/09/25		5,000	5,501,054
Phillips 66 Partners L.P.
	2.450%, 12/15/24		11,084	11,549,328
	3.605%, 02/15/25		4,667	5,036,673
PPG Industries, Inc.
#	1.200%, 03/15/26		26,484	26,601,889
Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	550	656,652
#	2.700%, 02/02/26		900	972,882
Province of Alberta Canada
	2.650%, 09/01/23	CAD	21,500	17,975,834
Province of British Columbia Canada
#	0.900%, 07/20/26		146,800	147,699,012
Province of Manitoba Canada
	0.750%, 12/15/21	GBP	6,970	9,705,861
Province of Ontario Canada
	3.150%, 06/02/22	CAD	15,300	12,555,541
#	0.625%, 01/21/26		118,667	118,040,343
#	1.050%, 04/14/26		70,000	70,815,500
Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.485%, 08/21/23	CAD	20,000	16,104,040
Province of Quebec Canada
	3.000%, 09/01/23	CAD	40,000	33,705,034
	2.500%, 04/20/26		6,695	7,235,261
Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.405%, FRN
(r)	0.844%, 10/13/24	CAD	30,000	24,527,332
Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.545%, FRN
(r)	0.985%, 10/19/23	CAD	15,000	12,228,078
Prudential Financial, Inc.
	3.500%, 05/15/24		9,850	10,672,482
PSP Capital, Inc.
Ω	1.000%, 06/29/26		44,693	45,162,686
Public Storage
	0.875%, 02/15/26		22,500	22,431,530
Republic of Italy Government International Bond
	6.875%, 09/27/23		14,450	16,334,086

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	2.375%, 10/17/24		23,379	$24,386,873
Reynolds American, Inc.
	4.450%, 06/12/25		8,000	8,891,634
Roche Holdings, Inc.
#Ω	0.991%, 03/05/26		44,350	44,429,077
Roper Technologies, Inc.
	1.000%, 09/15/25		3,000	2,999,937
Ross Stores, Inc.
	4.600%, 04/15/25		7,200	8,104,136
	0.875%, 04/15/26		3,000	2,962,292
Royal Bank of Canada
	1.968%, 03/02/22	CAD	35,000	28,324,583
	0.875%, 01/20/26		56,400	56,079,382
Royalty Pharma P.L.C.
Ω	1.200%, 09/02/25		8,700	8,700,774
Ryder System, Inc.
	3.400%, 03/01/23		18,180	18,982,380
	3.875%, 12/01/23		290	311,516
	2.500%, 09/01/24		6,000	6,301,149
Sanofi
	0.000%, 03/21/22	EUR	1,500	1,784,072
Santander Holdings USA, Inc.
	3.400%, 01/18/23		18,560	19,303,972
	3.450%, 06/02/25		2,625	2,831,637
Schlumberger Holdings Corp.
Ω	4.000%, 12/21/25		5,340	5,958,760
SFIL SA
	0.625%, 02/09/26		40,400	40,127,300
Shell International Finance BV
	1.750%, 09/12/21		4,897	4,905,619
	1.000%, 04/06/22	EUR	1,000	1,197,927
	3.250%, 05/11/25		2,000	2,179,726
	2.875%, 05/10/26		4,200	4,567,958
Siemens Financieringsmaatschappij NV
#	1.200%, 03/11/26		6,000	6,048,606
Simon Property Group L.P.
	3.500%, 09/01/25		18,500	20,275,215
Skandinaviska Enskilda Banken AB
	1.250%, 08/05/22	GBP	2,000	2,806,121
SNCF Reseau
	5.500%, 12/01/21	GBP	708	1,000,986
Societe Generale SA
	0.500%, 01/13/23	EUR	5,000	5,999,101
Ω	4.250%, 09/14/23		500	536,556
Ω	2.625%, 10/16/24		2,000	2,093,241
Ω	1.375%, 07/08/25		1,600	1,621,108
Southern Power Co.
	1.000%, 06/20/22	EUR	17,310	20,775,417
	0.900%, 01/15/26		6,682	6,624,495
Southwest Airlines Co.
	4.750%, 05/04/23		5,185	5,555,061
			Face Amount^	Value†
			(000)
	Southwestern Electric Power Co.
	1.650%, 03/15/26		34,229	$34,928,741
	Spectra Energy Partners L.P.
	3.500%, 03/15/25		5,000	5,413,878
	State of North Rhine-Westphalia Germany, Floating Rate Note, SONIO/N + 0.380%, FRN
(r)	0.431%, 10/15/24	GBP	4,000	5,590,139
	Sumitomo Mitsui Financial Group, Inc.
	2.784%, 07/12/22		1,150	1,177,256
	0.948%, 01/12/26		10,500	10,450,832
	Suncor Energy, Inc.
	3.100%, 05/15/25		18,000	19,293,840
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	13,000	15,488,233
	Sysco Corp.
	3.550%, 03/15/25		16,102	17,541,994
	5.650%, 04/01/25		10,000	11,590,426
	Takeda Pharmaceutical Co., Ltd.
	1.125%, 11/21/22	EUR	1,200	1,449,424
Ω	1.125%, 11/21/22	EUR	1,150	1,389,031
	Telefonica Emisiones SA
	3.987%, 01/23/23	EUR	7,800	9,853,652
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	3,180	3,788,494
	Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	11,500	9,316,696
	0.750%, 01/06/26		32,440	32,231,843
	1.200%, 06/03/26		169,033	170,647,711
	Toronto-Dominion Bank (The), Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	1.025%, 07/10/24	AUD	7,200	5,385,760
	Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	10,000	8,089,772
	2.350%, 07/18/22	CAD	10,000	8,156,140
	Toyota Motor Corp.
	1.339%, 03/25/26		12,018	12,218,041
	Toyota Motor Credit Corp.
	2.375%, 02/01/23	EUR	2,000	2,472,144
	1.125%, 06/18/26		5,000	5,022,090
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	3,000	3,569,980
	Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	27,400	20,024,869
	UBS Group AG
	1.750%, 11/16/22	EUR	9,052	11,034,626
Ω	4.125%, 09/24/25		7,000	7,836,901
	4.125%, 09/24/25		21,000	23,510,702
	4.125%, 04/15/26		4,000	4,506,273

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	UniCredit SpA
Ω	7.830%, 12/04/23		2,500	$2,873,821
	UnitedHealth Group, Inc.
	1.250%, 01/15/26		8,000	8,128,760
	3.100%, 03/15/26		1,000	1,096,754
	1.150%, 05/15/26		1,500	1,513,274
	Valero Energy Corp.
	2.700%, 04/15/23		2,000	2,071,376
	3.650%, 03/15/25		2,000	2,177,997
	2.850%, 04/15/25		27,750	29,439,868
	Ventas Realty L.P.
	3.500%, 04/15/24		1,000	1,068,558
	2.650%, 01/15/25		2,000	2,109,281
	VEREIT Operating Partnership L.P.
	4.625%, 11/01/25		400	455,194
	Verizon Communications, Inc.
	3.376%, 02/15/25		5,000	5,438,371
	0.850%, 11/20/25		4,900	4,873,761
	1.450%, 03/20/26		29,100	29,497,386
	VF Corp.
	2.050%, 04/23/22		2,700	2,732,758
	ViacomCBS, Inc.
	4.750%, 05/15/25		33,200	37,621,105
	VMware, Inc.
	2.950%, 08/21/22		2,000	2,048,204
	Volkswagen Financial Services AG
	0.875%, 04/12/23	EUR	5,000	6,038,591
	1.375%, 10/16/23	EUR	12,000	14,732,649
	Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	1,059,290
	Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	4,200	5,062,960
	Volkswagen Leasing GmbH
	2.125%, 04/04/22	EUR	2,496	3,010,000
	Vornado Realty L.P.
	2.150%, 06/01/26		10,000	10,240,121
	Walmart, Inc.
	3.550%, 06/26/25		4,000	4,417,239
	Walt Disney Co. (The)
	1.750%, 01/13/26		3,600	3,720,742
	Wells Fargo & Co.
	1.500%, 09/12/22	EUR	2,700	3,270,006
	2.250%, 05/02/23	EUR	5,700	7,065,557
	3.000%, 02/19/25		2,800	3,001,328
	3.550%, 09/29/25		1,000	1,102,267
	3.000%, 04/22/26		4,000	4,339,038
	Western Australian Treasury Corp.
	2.750%, 10/20/22	AUD	27,000	20,464,132
	Western Union Co. (The)
	1.350%, 03/15/26		43,486	43,504,914
		Face Amount^	Value†
		(000)
Westpac Banking Corp.
2.800%, 01/11/22		15,512	$15,692,755
2.500%, 06/28/22		3,140	3,205,518
2.850%, 05/13/26		8,100	8,805,969
1.150%, 06/03/26		85,650	86,518,793
4.125%, 06/04/26	AUD	1,500	1,258,381
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.880%, FRN
(r) 0.919%, 08/16/24	AUD	8,000	5,988,112
Westpac Banking Corp., Floating Rate Note, 3M Swap + 1.140%, FRN
(r) 1.165%, 04/24/24	AUD	8,000	6,021,126
Whirlpool Corp.
3.700%, 03/01/23		1,525	1,601,798
Williams Cos., Inc. (The)
3.700%, 01/15/23		6,726	6,990,791
4.300%, 03/04/24		5,100	5,526,070
3.900%, 01/15/25		5,442	5,946,349
Williams Partners L.P.
3.350%, 08/15/22		4,600	4,707,680
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25		14,145	15,380,658
Zoetis, Inc.
3.250%, 02/01/23		3,015	3,121,908
TOTAL BONDS			6,821,349,242
U.S. TREASURY OBLIGATIONS — (4.5%)
U.S. Treasury Notes
0.750%, 03/31/26		195,000	195,875,977
0.750%, 04/30/26		30,000	30,124,219
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.034%, FRN
(r) 0.084%, 04/30/23		100,000	100,011,634
TOTAL U.S. TREASURY OBLIGATIONS			326,011,830
TOTAL INVESTMENT SECURITIES (Cost $7,069,199,913)			7,147,361,072

		Shares
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	5,850,391	67,689,028
TOTAL INVESTMENTS — (100.0%)
(Cost $7,136,888,090)^^			$7,215,050,100

DFA Short-Term Extended Quality Portfolio
CONTINUED
As of July 31, 2021, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	277,332,173	AUD	347,355,652	State Street Bank and Trust	08/03/21	$11,259,956
USD	39,511,335	SEK	339,300,782	Citibank, N.A.	08/12/21	93,549
USD	139,227,821	NOK	1,193,778,462	Citibank, N.A.	08/16/21	4,098,566
EUR	27,612,977	USD	32,580,898	Bank of America Corp.	08/24/21	188,257
USD	129,069,903	AUD	171,372,434	Citibank, N.A.	08/24/21	3,295,648
EUR	29,358,424	USD	34,638,067	Mellon Bank	08/24/21	202,463
EUR	30,154,170	USD	35,552,104	State Street Bank and Trust	08/24/21	232,761
USD	128,349,544	SEK	674,412,866	Bank of America Corp.	08/27/21	255,884
SEK	175,521,516	USD	20,182,729	State Street Bank and Trust	08/27/21	210,737
EUR	13,455,220	USD	15,896,279	State Street Bank and Trust	09/01/21	73,904
EUR	69,162,475	USD	81,944,018	JP Morgan	09/02/21	147,451
EUR	4,068,489	USD	4,800,378	Mellon Bank	09/02/21	28,661
EUR	24,148,843	USD	28,460,732	Barclays Capital	09/08/21	205,885
USD	132,401,249	CAD	165,141,191	HSBC Bank	09/15/21	36,752
USD	129,449,444	AUD	175,115,552	State Street Bank and Trust	09/15/21	914,851
Total Appreciation						$21,245,325
AUD	7,967,178	USD	5,965,780	Bank of America Corp.	08/03/21	$(119,065)
CAD	164,949,250	USD	132,252,100	HSBC Bank	08/03/21	(38,851)
AUD	174,439,224	USD	128,924,542	State Street Bank and Trust	08/03/21	(912,289)
USD	63,844,454	GBP	46,182,291	HSBC Bank	08/16/21	(350,819)
USD	79,908,729	CAD	101,339,403	Mellon Bank	08/20/21	(1,317,285)
USD	40,598,974	CAD	50,927,589	State Street Bank and Trust	08/20/21	(220,736)
USD	103,181,681	EUR	87,125,571	State Street Bank and Trust	08/24/21	(212,869)
USD	115,387,922	CAD	144,115,961	HSBC Bank	08/27/21	(123,741)
USD	89,014,480	EUR	75,447,509	State Street Bank and Trust	08/27/21	(526,548)
USD	79,817,854	CAD	100,024,151	Citibank, N.A.	08/31/21	(353,070)
USD	8,113,713	CAD	10,124,125	State Street Bank and Trust	08/31/21	(932)
USD	104,296,185	EUR	88,289,741	State Street Bank and Trust	09/01/21	(496,110)
USD	92,468,382	EUR	78,198,038	State Street Bank and Trust	09/02/21	(347,727)
USD	73,326,274	EUR	62,234,003	Bank of America Corp.	09/03/21	(542,965)
USD	63,700,922	SEK	552,916,809	UBS AG	09/07/21	(546,910)
USD	98,516,849	EUR	83,620,167	UBS AG	09/08/21	(747,011)
USD	72,207,765	EUR	61,324,760	State Street Bank and Trust	09/09/21	(591,137)
USD	91,314,356	EUR	77,509,450	Bank of America Corp.	09/10/21	(699,340)
USD	133,976,220	NOK	1,204,366,808	HSBC Bank	09/10/21	(2,360,677)
EUR	4,243,527	USD	5,049,461	HSBC Bank	09/10/21	(11,849)
USD	4,381,322	NZD	6,313,877	Bank of America Corp.	09/14/21	(16,823)
Total (Depreciation)						$(10,536,754)
Total Appreciation (Depreciation)						$10,708,571
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$6,821,349,242	—	$6,821,349,242
U.S. Treasury Obligations	—	326,011,830	—	326,011,830

DFA Short-Term Extended Quality Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$67,689,028	—	$67,689,028
Forward Currency Contracts**	—	10,708,571	—	10,708,571
TOTAL	—	$7,225,758,671	—	$7,225,758,671
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (4.8%)
Federal Home Loan Bank
2.125%, 09/14/29	5,000	$5,370,229
2.125%, 12/14/29	5,000	5,384,237
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29	5,000	7,268,630
6.750%, 03/15/31	6,000	8,933,563
# 6.250%, 07/15/32	16,000	23,932,000
Federal National Mortgage Association
7.125%, 01/15/30	3,000	4,415,140
7.250%, 05/15/30	11,000	16,509,840
0.875%, 08/05/30	15,000	14,460,228
6.625%, 11/15/30	10,000	14,624,369
Tennessee Valley Authority
7.125%, 05/01/30	2,000	2,972,596
TOTAL AGENCY OBLIGATIONS		103,870,832
BONDS — (91.6%)
3M Co.
3.375%, 03/01/29	2,500	2,823,742
2.375%, 08/26/29	9,500	10,092,922
Abbott Laboratories
5.300%, 05/27/40	2,000	2,821,485
AbbVie, Inc.
4.250%, 11/14/28	4,000	4,683,731
Aetna, Inc.
6.750%, 12/15/37	1,000	1,499,575
Affiliated Managers Group, Inc.
3.300%, 06/15/30	5,200	5,705,040
Agilent Technologies, Inc.
2.750%, 09/15/29	1,400	1,483,588
Ahold Finance USA LLC
6.875%, 05/01/29	388	526,520
Allstate Corp. (The)
5.350%, 06/01/33	1,900	2,500,926
Alphabet, Inc.
1.100%, 08/15/30	32,400	31,046,764
1.900%, 08/15/40	6,000	5,564,137
Altria Group, Inc.
4.800%, 02/14/29	736	861,236
3.400%, 05/06/30	2,500	2,691,562
Amazon.com, Inc.
1.500%, 06/03/30	3,000	2,970,778
2.100%, 05/12/31	21,000	21,696,518
4.800%, 12/05/34	11,900	15,554,356
3.875%, 08/22/37	1,000	1,211,961
Amcor Flexibles North America, Inc.
2.630%, 06/19/30	375	390,651
		Face Amount	Value†
		(000)

	American International Group, Inc.
	4.700%, 07/10/35	5,000	$6,222,348
	AmerisourceBergen Corp.
	3.450%, 12/15/27	8,000	8,824,350
	2.800%, 05/15/30	3,800	4,031,132
	Amgen, Inc.
#	2.300%, 02/25/31	7,100	7,317,632
	Amphenol Corp.
	2.800%, 02/15/30	6,000	6,428,511
	Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28	3,000	3,438,028
#	4.900%, 01/23/31	7,000	8,726,673
	Anthem, Inc.
	3.650%, 12/01/27	555	625,699
	4.101%, 03/01/28	5,000	5,762,127
	2.250%, 05/15/30	8,100	8,321,947
	ANZ New Zealand International, Ltd.
#Ω	3.450%, 07/17/27	7,000	7,804,683
	Aon Corp.
	3.750%, 05/02/29	10,175	11,552,146
	2.800%, 05/15/30	500	534,708
	Appalachian Power Co.
	7.000%, 04/01/38	1,600	2,441,546
	Apple, Inc.
	3.200%, 05/11/27	8,405	9,322,553
	2.900%, 09/12/27	551	603,389
	3.000%, 11/13/27	11,000	12,092,934
	2.200%, 09/11/29	5,000	5,236,089
#	1.250%, 08/20/30	5,500	5,335,710
	1.650%, 02/08/31	6,500	6,479,185
	4.500%, 02/23/36	1,000	1,287,885
	Arrow Electronics, Inc.
	3.875%, 01/12/28	5,330	5,983,449
	AstraZeneca P.L.C.
	4.000%, 01/17/29	3,000	3,486,298
	6.450%, 09/15/37	1,250	1,899,154
	AT&T, Inc.
	2.750%, 06/01/31	6,634	6,982,754
	Autodesk, Inc.
	3.500%, 06/15/27	4,340	4,837,642
	Automatic Data Processing, Inc.
	1.250%, 09/01/30	5,405	5,225,847
	Avnet, Inc.
	4.625%, 04/15/26	4,400	4,972,366
	AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27	4,780	5,342,187

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	10,970	$12,072,205
	3.138%, 11/07/29	2,000	2,180,029
	Banco Santander SA
	3.800%, 02/23/28	5,800	6,461,733
	3.490%, 05/28/30	600	656,192
	BAT Capital Corp.
	4.906%, 04/02/30	9,000	10,467,114
	4.390%, 08/15/37	2,000	2,198,468
	Bayer U.S. Finance II LLC
	5.500%, 08/15/25	3,241	3,707,049
Ω	4.375%, 12/15/28	7,000	8,115,519
	Berkshire Hathaway Finance Corp.
	1.850%, 03/12/30	5,000	5,109,954
	1.450%, 10/15/30	23,700	23,450,171
	Best Buy Co., Inc.
	4.450%, 10/01/28	5,000	5,858,395
	Biogen, Inc.
#	2.250%, 05/01/30	12,000	12,222,760
	Black Hills Corp.
	4.350%, 05/01/33	8,837	10,479,806
	BlackRock, Inc.
	3.200%, 03/15/27	10,045	11,185,392
	3.250%, 04/30/29	1,365	1,542,629
	1.900%, 01/28/31	22,500	22,951,760
	BMW US Capital LLC
Ω	3.300%, 04/06/27	1,000	1,102,232
Ω	4.150%, 04/09/30	4,000	4,730,503
	BNP Paribas SA
Ω	3.500%, 11/16/27	8,631	9,479,298
	Boeing Co. (The)
	2.950%, 02/01/30	3,000	3,106,998
	6.125%, 02/15/33	3,335	4,300,509
	3.600%, 05/01/34	3,000	3,210,313
	3.250%, 02/01/35	700	723,675
	Booking Holdings, Inc.
	4.625%, 04/13/30	4,900	5,891,712
	BP Capital Markets America, Inc.
	3.017%, 01/16/27	4,600	4,994,347
#	1.749%, 08/10/30	1,800	1,782,635
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39	3,400	4,191,382
	Broadcom, Inc.
	4.300%, 11/15/32	5,000	5,774,019
	Brookfield Finance, Inc.
	4.350%, 04/15/30	2,000	2,351,455
	Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27	6,075	6,766,282
	CA, Inc.
	4.700%, 03/15/27	7,900	8,927,777
	Camden Property Trust
	2.800%, 05/15/30	2,000	2,155,541
	Campbell Soup Co.
	4.150%, 03/15/28	905	1,036,556
		Face Amount	Value†
		(000)

	Canadian Natural Resources, Ltd.
	2.950%, 07/15/30	4,980	$5,211,879
#	5.850%, 02/01/35	2,000	2,624,417
	Capital One Financial Corp.
	3.750%, 03/09/27	2,000	2,242,042
	Cargill, Inc.
Ω	2.125%, 04/23/30	3,470	3,581,468
	Carrier Global Corp.
	2.700%, 02/15/31	2,500	2,629,042
	3.377%, 04/05/40	1,000	1,077,538
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	3,000	3,423,429
	CenterPoint Energy, Inc.
	2.950%, 03/01/30	2,000	2,145,117
	Charles Schwab Corp. (The)
	4.625%, 03/22/30	5,000	6,192,896
	Chevron Corp.
	2.236%, 05/11/30	11,500	12,047,463
	2.978%, 05/11/40	6,000	6,381,559
	Choice Hotels International, Inc.
	3.700%, 12/01/29	1,580	1,724,365
	Chubb Corp
	6.500%, 05/15/38	500	771,645
	Cigna Corp.
	4.375%, 10/15/28	5,000	5,882,441
	2.400%, 03/15/30	4,000	4,160,556
	3.200%, 03/15/40	1,000	1,065,728
	Cincinnati Financial Corp.
	6.920%, 05/15/28	358	474,679
	Citigroup, Inc.
	8.125%, 07/15/39	5,000	8,714,103
	Clorox Co. (The)
#	3.900%, 05/15/28	1,000	1,149,713
	CME Group, Inc.
	3.750%, 06/15/28	813	934,396
	CNO Financial Group, Inc.
	5.250%, 05/30/29	2,750	3,299,512
	Coca-Cola Co (The)
	2.500%, 06/01/40	3,000	3,047,578
	Comcast Corp.
	4.250%, 10/15/30	1,000	1,187,912
	4.250%, 01/15/33	4,000	4,816,308
	7.050%, 03/15/33	3,837	5,680,699
	Comerica, Inc.
	4.000%, 02/01/29	1,000	1,161,786
	Conagra Brands, Inc.
	5.300%, 11/01/38	5,000	6,463,591
	ConocoPhillips
	5.900%, 10/15/32	7,000	9,536,981
	6.500%, 02/01/39	1,500	2,238,814
	Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38	1,300	1,957,492
	5.500%, 12/01/39	1,400	1,902,437
	5.700%, 06/15/40	294	410,374

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Costco Wholesale Corp.
	1.750%, 04/20/32	37,598	$37,715,095
Credit Agricole SA
	3.875%, 04/15/24	78	84,870
CRH America Finance, Inc.
Ω	3.950%, 04/04/28	2,280	2,604,496
CSX Corp.
	2.400%, 02/15/30	2,000	2,080,132
CVS Health Corp.
	3.250%, 08/15/29	6,151	6,765,815
	2.700%, 08/21/40	1,000	996,383
Daimler Finance North America LLC
	8.500%, 01/18/31	9,188	14,124,376
Danske Bank A.S.
Ω	4.375%, 06/12/28	6,000	6,783,334
Deere & Co.
	5.375%, 10/16/29	650	840,531
Dentsply Sirona, Inc.
	3.250%, 06/01/30	3,833	4,167,178
Diageo Capital P.L.C.
	2.375%, 10/24/29	7,400	7,773,907
	2.125%, 04/29/32	2,600	2,645,886
Discovery Communications LLC
	3.625%, 05/15/30	7,000	7,717,891
Dollar Tree, Inc.
	4.200%, 05/15/28	5,234	5,999,343
Dow Chemical Co. (The)
	7.375%, 11/01/29	1,000	1,399,676
	4.250%, 10/01/34	2,000	2,371,527
DuPont de Nemours, Inc.
	5.319%, 11/15/38	8,000	10,685,888
DXC Technology Co.
	4.750%, 04/15/27	5,000	5,767,110
E*TRADE Financial Corp.
	4.500%, 06/20/28	2,500	2,913,070
Eaton Corp.
	4.000%, 11/02/32	12,465	14,810,608
EI du Pont de Nemours and Co.
	2.300%, 07/15/30	1,225	1,276,468
Enbridge, Inc.
	3.700%, 07/15/27	3,000	3,347,550
Enel Finance International NV
Ω	3.500%, 04/06/28	4,000	4,450,315
#Ω	4.875%, 06/14/29	7,000	8,488,970
Enterprise Products Operating LLC
#	6.875%, 03/01/33	2,035	2,927,532
	6.650%, 10/15/34	1,500	2,142,221
EOG Resources, Inc.
	4.375%, 04/15/30	8,000	9,587,719
Equinor ASA
Ω	6.500%, 12/01/28	5,000	6,636,838
	2.375%, 05/22/30	2,000	2,091,522
		Face Amount	Value†
		(000)

	Estee Lauder Cos., Inc. (The)
	2.600%, 04/15/30	2,400	$2,570,905
	Exxon Mobil Corp.
#	2.440%, 08/16/29	6,050	6,382,375
	FedEx Corp.
	3.100%, 08/05/29	1,500	1,642,292
	4.900%, 01/15/34	6,488	8,269,057
	3.900%, 02/01/35	2,000	2,341,043
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	8,900	9,729,401
	2.450%, 03/15/31	1,000	1,008,623
	Fifth Third Bancorp
	3.950%, 03/14/28	1,943	2,257,468
	Flex, Ltd.
	4.875%, 06/15/29	2,789	3,234,975
	4.875%, 05/12/30	2,500	2,921,309
	FMR LLC
Ω	4.950%, 02/01/33	9,555	12,204,604
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	4,700	5,127,623
	Fox Corp.
	5.476%, 01/25/39	4,000	5,234,157
	GATX Corp.
	3.250%, 09/15/26	2,200	2,389,107
	General Dynamics Corp.
	4.250%, 04/01/40	3,952	4,939,629
	General Electric Co.
	6.750%, 03/15/32	8,273	11,524,256
	General Mills, Inc.
	4.200%, 04/17/28	3,000	3,473,449
	Georgia Power Co.
	2.650%, 09/15/29	5,000	5,319,364
	Georgia-Pacific LLC
	7.750%, 11/15/29	4,960	7,238,170
Ω	2.300%, 04/30/30	7,000	7,294,572
	GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28	2,800	3,234,439
	5.375%, 04/15/34	7,000	9,565,003
	Global Payments, Inc.
	4.450%, 06/01/28	1,071	1,244,598
	Goldman Sachs Group, Inc. (The)
	6.125%, 02/15/33	7,000	9,609,826
	Halliburton Co.
#	2.920%, 03/01/30	3,000	3,149,502
	6.700%, 09/15/38	5,400	7,495,085
	Hasbro, Inc.
	3.500%, 09/15/27	1,320	1,452,925
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	3,500	3,573,493
	Home Depot Inc
	5.875%, 12/16/36	1,400	2,031,031
	3.300%, 04/15/40	4,000	4,470,208
	HP, Inc.
	3.400%, 06/17/30	9,000	9,666,526

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	HSBC Holdings P.L.C.
	4.950%, 03/31/30	3,556	$4,326,152
	ING Groep NV
	3.950%, 03/29/27	6,550	7,424,386
	4.550%, 10/02/28	206	244,146
	Intel Corp.
	4.000%, 12/15/32	1,200	1,461,549
	Intercontinental Exchange, Inc.
	2.100%, 06/15/30	5,581	5,634,299
	International Business Machines Corp.
	3.300%, 01/27/27	1,726	1,907,149
	3.500%, 05/15/29	29	32,608
#	1.950%, 05/15/30	2,000	2,008,590
	5.875%, 11/29/32	66	90,992
	4.150%, 05/15/39	2,300	2,778,034
	Interstate Power and Light Co.
	2.300%, 06/01/30	2,228	2,305,543
	ITC Holdings Corp.
Ω	2.950%, 05/14/30	1,500	1,603,787
	Jabil, Inc.
	3.600%, 01/15/30	3,995	4,332,344
	3.000%, 01/15/31	6,567	6,791,239
	Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27	1,500	1,756,868
	Johnson & Johnson
	6.950%, 09/01/29	1,000	1,412,615
	1.300%, 09/01/30	12,825	12,650,911
	4.950%, 05/15/33	3,800	5,093,546
	4.375%, 12/05/33	4,334	5,525,399
	3.550%, 03/01/36	1,500	1,786,670
	2.100%, 09/01/40	14,000	13,712,086
	Juniper Networks, Inc.
	3.750%, 08/15/29	7,000	7,852,134
	Kellogg Co.
	4.300%, 05/15/28	3,000	3,516,476
	7.450%, 04/01/31	1,100	1,610,211
	Kemper Corp.
#	2.400%, 09/30/30	5,500	5,591,301
	KeyCorp
	2.550%, 10/01/29	9,783	10,376,379
	Kilroy Realty L.P.
	2.500%, 11/15/32	3,000	3,018,584
	Kinder Morgan Energy Partners L.P.
	6.500%, 09/01/39	1,565	2,221,891
	Kroger Co. (The)
	7.500%, 04/01/31	6,725	9,691,216
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27	3,100	3,464,552
	Lam Research Corp.
	4.000%, 03/15/29	2,000	2,340,655
		Face Amount	Value†
		(000)

	Lazard Group LLC
	4.500%, 09/19/28	7,000	$8,150,823
	Lear Corp.
	3.800%, 09/15/27	639	713,702
	3.500%, 05/30/30	3,995	4,387,667
	Leggett & Platt, Inc.
	4.400%, 03/15/29	11,000	12,792,227
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	4,000	4,719,057
	Lincoln National Corp.
	3.050%, 01/15/30	11,900	12,937,848
#	3.400%, 01/15/31	60	66,617
	Lloyds Banking Group P.L.C.
	3.750%, 01/11/27	2,000	2,223,973
	4.375%, 03/22/28	4,000	4,630,046
	Loews Corp.
	6.000%, 02/01/35	1,900	2,647,504
	LYB International Finance II BV
	3.500%, 03/02/27	2,000	2,210,050
	Markel Corp.
	3.350%, 09/17/29	8,000	8,902,902
	Mars, Inc.
Ω	3.600%, 04/01/34	9,159	10,613,243
	Marsh & McLennan Cos., Inc.
	4.375%, 03/15/29	1,762	2,088,812
	2.250%, 11/15/30	8,300	8,560,783
	5.875%, 08/01/33	2,500	3,429,809
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	2,950	3,287,092
	McDonald's Corp.
	4.875%, 07/15/40	7,200	9,239,342
	Merck & Co., Inc.
	1.450%, 06/24/30	11,000	10,911,306
	2.350%, 06/24/40	5,100	5,067,276
	Merck Sharp & Dohme Corp.
#	6.400%, 03/01/28	1,591	2,038,209
	MetLife, Inc.
	6.500%, 12/15/32	300	432,600
	5.700%, 06/15/35	6,900	9,678,727
	Micron Technology, Inc.
	4.663%, 02/15/30	4,334	5,081,774
	Microsoft Corp.
	3.500%, 02/12/35	9,000	10,683,482
	4.200%, 11/03/35	5,750	7,246,727
	Mitsubishi UFJ Financial Group, Inc.
	3.195%, 07/18/29	1,002	1,097,236
	2.048%, 07/17/30	4,000	4,045,746
	3.751%, 07/18/39	3,200	3,694,273
	Mizuho Financial Group, Inc.
	2.839%, 09/13/26	4,000	4,308,282
	Morgan Stanley
	7.250%, 04/01/32	3,000	4,430,244
	Mosaic Co. (The)
	4.050%, 11/15/27	4,000	4,536,123

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Motorola Solutions, Inc.
	4.600%, 05/23/29	9,894	$11,683,644
	MPLX L.P.
	4.125%, 03/01/27	3,700	4,170,605
	National Australia Bank, Ltd.
Ω	3.500%, 01/10/27	7,790	8,718,312
	Nestle Holdings, Inc.
Ω	1.250%, 09/15/30	14,500	14,030,044
	NetApp, Inc.
	2.700%, 06/22/30	8,000	8,442,708
	NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27	2,000	2,239,632
	2.750%, 11/01/29	2,000	2,133,350
	NIKE, Inc.
	2.850%, 03/27/30	10,800	11,861,021
	3.250%, 03/27/40	5,000	5,610,884
	Nomura Holdings, Inc.
	3.103%, 01/16/30	7,625	8,090,292
	2.679%, 07/16/30	2,000	2,048,796
	Norfolk Southern Corp.
	5.640%, 05/17/29	2,048	2,562,240
	Northern Trust Corp.
	1.950%, 05/01/30	9,100	9,332,955
	Northrop Grumman Corp.
	5.150%, 05/01/40	2,000	2,685,553
	Novartis Capital Corp.
	3.100%, 05/17/27	5,678	6,249,536
	2.200%, 08/14/30	5,000	5,255,114
	Nucor Corp.
	3.950%, 05/01/28	6,000	6,922,918
	2.700%, 06/01/30	3,700	3,919,172
	Nutrien, Ltd.
	2.950%, 05/13/30	2,000	2,150,194
	NVIDIA Corp.
	3.500%, 04/01/40	2,000	2,292,045
	Omnicom Group, Inc.
	4.200%, 06/01/30	1,270	1,475,213
	Oracle Corp.
	3.250%, 11/15/27	8,500	9,289,129
	3.250%, 05/15/30	7,966	8,709,473
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27	900	1,018,405
	Owens Corning
	3.875%, 06/01/30	5,300	5,979,192
	Parker-Hannifin Corp.
	3.250%, 06/14/29	2,850	3,145,872
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	3,000	3,290,489
	PepsiCo, Inc.
	3.500%, 03/19/40	7,236	8,374,888
	PerkinElmer, Inc.
	3.300%, 09/15/29	2,700	2,951,179
	Pfizer, Inc.
	3.450%, 03/15/29	5,000	5,681,536
	3.900%, 03/15/39	2,400	2,917,813
		Face Amount	Value†
		(000)

	Philip Morris International, Inc.
	3.375%, 08/15/29	7,000	$7,842,697
	2.100%, 05/01/30	5,000	5,078,256
	Phillips 66
	2.150%, 12/15/30	3,000	2,968,407
	Phillips 66 Partners L.P.
	3.550%, 10/01/26	3,550	3,877,735
	3.150%, 12/15/29	5,500	5,843,535
	PNC Financial Services Group, Inc. (The)
	3.450%, 04/23/29	1,000	1,128,221
	PPG Industries, Inc.
	2.800%, 08/15/29	5,500	5,900,476
	2.550%, 06/15/30	4,000	4,196,259
	Principal Financial Group, Inc.
	3.100%, 11/15/26	300	327,064
	Procter & Gamble Co. (The)
	2.850%, 08/11/27	7,000	7,690,502
	1.200%, 10/29/30	29,000	28,081,910
#	1.950%, 04/23/31	2,500	2,579,768
	Progress Energy, Inc.
	6.000%, 12/01/39	4,010	5,663,670
	Progressive Corp. (The)
	6.250%, 12/01/32	900	1,267,726
	Prudential Financial, Inc.
	3.878%, 03/27/28	4,400	5,080,675
	5.750%, 07/15/33	3,625	4,874,171
	3.000%, 03/10/40	1,000	1,050,822
	Prudential P.L.C.
	3.125%, 04/14/30	3,000	3,301,477
	QUALCOMM, Inc.
	2.150%, 05/20/30	13,250	13,707,360
	Quest Diagnostics, Inc.
	2.800%, 06/30/31	5,600	5,953,397
	Raytheon Technologies Corp.
	7.500%, 09/15/29	5,114	7,239,087
	4.450%, 11/16/38	1,000	1,238,083
	5.700%, 04/15/40	1,080	1,522,654
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26	5,358	6,012,672
	3.150%, 06/15/30	1,600	1,735,235
	RELX Capital, Inc.
	3.000%, 05/22/30	900	971,424
	Republic Services, Inc.
	6.200%, 03/01/40	230	338,100
	Rio Tinto Finance USA, Ltd.
	7.125%, 07/15/28	2,120	2,893,394
	Royalty Pharma P.L.C.
Ω	3.300%, 09/02/40	4,500	4,581,259
	salesforce.com, Inc.
	3.700%, 04/11/28	2,000	2,288,863
	Schlumberger Investment SA
	2.650%, 06/26/30	550	585,657
	Sempra Energy
	3.800%, 02/01/38	3,000	3,409,026

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Shell International Finance BV
#	2.500%, 09/12/26	4,700	$5,017,648
	2.375%, 11/07/29	10,000	10,527,511
	2.750%, 04/06/30	5,000	5,398,922
	Sherwin-Williams Co. (The)
	2.950%, 08/15/29	1,230	1,339,741
	Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26	80	99,428
	Simon Property Group L.P.
	2.650%, 07/15/30	4,000	4,221,229
	Societe Generale S.A.
Ω	3.000%, 01/22/30	5,400	5,705,742
	Southwest Gas Corp.
	2.200%, 06/15/30	5,700	5,800,895
	Steel Dynamics, Inc.
	3.250%, 01/15/31	7,626	8,331,022
	Sumitomo Mitsui Financial Group, Inc.
	3.544%, 01/17/28	3,500	3,915,920
	3.040%, 07/16/29	3,000	3,240,831
	Suncor Energy, Inc.
	5.950%, 12/01/34	7,000	9,408,156
	Takeda Pharmaceutical Co. Ltd.
	3.025%, 07/09/40	9,961	10,395,442
	TD Ameritrade Holding Corp.
	2.750%, 10/01/29	3,000	3,258,369
	Telefonica Europe BV
	8.250%, 09/15/30	9,275	13,741,837
	Textron, Inc.
	2.450%, 03/15/31	6,750	6,906,233
	Total Capital International SA
#	2.829%, 01/10/30	9,400	10,192,417
	Total Capital S.A.
	3.883%, 10/11/28	4,928	5,699,884
	Toyota Motor Credit Corp.
	3.050%, 01/11/28	13,430	14,879,822
	TransCanada PipeLines, Ltd.
	4.625%, 03/01/34	9,545	11,469,093
	Travelers Cos. Inc
	6.250%, 06/15/37	670	999,809
	Travelers Property Casualty Corp.
	6.375%, 03/15/33	4,744	6,873,371
	Union Pacific Corp.
Ω	2.891%, 04/06/36	2,930	3,121,016
	United Parcel Service, Inc.
	6.200%, 01/15/38	2,000	2,996,639
	5.200%, 04/01/40	5,260	7,272,010
	UnitedHealth Group, Inc.
	3.875%, 12/15/28	3,000	3,485,378
	4.625%, 07/15/35	5,300	6,804,390
	2.750%, 05/15/40	2,000	2,074,785
	Unum Group
#	3.875%, 11/05/25	6,000	6,602,727
	Face Amount	Value†
	(000)

4.000%, 06/15/29	3,775	$4,284,960
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	5,000	5,546,739
Valero Energy Corp.
7.500%, 04/15/32	4,400	6,213,661
6.625%, 06/15/37	1,300	1,803,674
Ventas Realty L.P.
3.000%, 01/15/30	3,800	4,044,219
Verizon Communications, Inc.
4.016%, 12/03/29	4,307	4,985,528
4.500%, 08/10/33	4,500	5,484,733
ViacomCBS, Inc.
2.900%, 01/15/27	4,600	4,946,060
4.200%, 05/19/32	4,800	5,615,629
Virginia Electric & Power Co.
8.875%, 11/15/38	670	1,212,917
Visa, Inc.
2.050%, 04/15/30	2,000	2,081,216
1.100%, 02/15/31	14,750	14,144,473
4.150%, 12/14/35	16,000	20,005,064
2.700%, 04/15/40	2,000	2,093,532
VMware, Inc.
4.700%, 05/15/30	3,000	3,607,658
Vodafone Group P.L.C.
7.875%, 02/15/30	8,125	11,703,570
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30	4,604	5,006,250
Walmart, Inc.
2.375%, 09/24/29	16,000	17,173,617
7.550%, 02/15/30	3,000	4,444,022
5.250%, 09/01/35	6,400	8,871,240
3.950%, 06/28/38	2,000	2,438,205
Walt Disney Co. (The)
2.650%, 01/13/31	5,035	5,364,521
6.200%, 12/15/34	6,200	8,858,229
Wells Fargo & Co.
4.150%, 01/24/29	7,042	8,139,644
Welltower, Inc.
3.100%, 01/15/30	2,000	2,157,000
2.750%, 01/15/31	7,500	7,884,335
Westlake Chemical Corp.
3.375%, 06/15/30	1,416	1,547,694
Westpac Banking Corp.
2.700%, 08/19/26	7,595	8,228,068
3.350%, 03/08/27	7,000	7,798,454
2.150%, 06/03/31	21,300	21,919,766
WestRock MWV LLC
8.200%, 01/15/30	3,885	5,546,744
7.950%, 02/15/31	3,112	4,495,864
Whirlpool Corp.
4.750%, 02/26/29	2,000	2,385,517
Williams Cos., Inc. (The)
3.750%, 06/15/27	2,771	3,100,391
8.750%, 03/15/32	5,000	7,832,589
WRKCo, Inc.
4.200%, 06/01/32	2,000	2,351,994

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
	Face Amount	Value†
	(000)

Zoetis, Inc.
3.000%, 09/12/27	1,500	$1,639,299
TOTAL BONDS		1,982,973,043
U.S. TREASURY OBLIGATIONS — (2.0%)
U.S. Treasury Notes
1.125%, 02/15/31	40,000	39,650,000
1.625%, 05/15/31	3,500	3,628,516
TOTAL U.S. TREASURY OBLIGATIONS		43,278,516
TOTAL INVESTMENT SECURITIES (Cost $2,011,295,028)		2,130,122,391

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	2,993,105	$34,630,220
TOTAL INVESTMENTS — (100.0%)
(Cost $2,045,923,194)^^			$2,164,752,611

Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$103,870,832	—	$103,870,832
Bonds	—	1,982,973,043	—	1,982,973,043
U.S. Treasury Obligations	—	43,278,516	—	43,278,516
Securities Lending Collateral	—	34,630,220	—	34,630,220
TOTAL	—	$2,164,752,611	—	$2,164,752,611

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (95.3%)
AUSTRALIA — (3.0%)
ANZ New Zealand International, Ltd.
Ω	1.250%, 06/22/26		2,583	$2,602,391
Australia & New Zealand Banking Group, Ltd.
	2.550%, 11/23/21		886	892,505
	0.625%, 02/21/23	EUR	2,000	2,414,160
BHP Billiton Finance USA, Ltd.
	2.875%, 02/24/22		704	714,658
BHP Billiton Finance, Ltd.
	0.750%, 10/28/22	EUR	2,554	3,063,426
Commonwealth Bank of Australia
Ω	2.750%, 03/10/22		991	1,006,186
Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.830%, FRN
(r)	0.961%, 09/06/21		594	594,486
FMG Resources August 2006 Pty, Ltd.
Ω	5.125%, 05/15/24		1,500	1,620,000
Glencore Finance Europe, Ltd.
	0.625%, 09/11/24	EUR	1,975	2,387,357
Glencore Funding LLC
Ω	4.625%, 04/29/24		3,400	3,733,385
Telstra Corp., Ltd.
Ω	3.125%, 04/07/25		2,953	3,180,848
Westpac Banking Corp.
	0.750%, 10/17/23	EUR	1,374	1,673,588
Westpac Securities NZ, Ltd.
	0.300%, 06/25/24	EUR	3,000	3,624,621
TOTAL AUSTRALIA				27,507,611
CANADA — (4.2%)
Bank of Montreal
	1.900%, 08/27/21		500	500,570
Bank of Nova Scotia (The)
	2.700%, 03/07/22		950	964,405
	1.050%, 03/02/26		5,900	5,882,539
Canadian Imperial Bank of Commerce
	1.250%, 06/22/26		6,931	6,959,282
Canadian National Railway Co.
	2.850%, 12/15/21		565	566,746
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		1,000	1,033,972
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	3.900%, 02/01/25		200	$218,365
	2.050%, 07/15/25		250	257,667
Enbridge, Inc.
	3.190%, 12/05/22	CAD	1,000	826,475
#	2.500%, 01/15/25		2,200	2,316,578
Honda Canada Finance, Inc.
	2.488%, 12/19/22	CAD	1,000	820,832
Nutrien, Ltd.
	3.625%, 03/15/24		1,250	1,335,970
Royal Bank of Canada
	0.875%, 01/20/26		8,000	7,954,522
Spectra Energy Partners L.P.
	4.750%, 03/15/24		500	547,942
Toronto-Dominion Bank (The)
	1.200%, 06/03/26		7,500	7,571,645
TransCanada PipeLines, Ltd.
	2.500%, 08/01/22		600	613,171
TOTAL CANADA				38,370,681
DENMARK — (0.4%)
Danske Bank A.S.
	0.875%, 05/22/23	EUR	1,000	1,208,909
Ω	5.375%, 01/12/24		2,000	2,214,174
TOTAL DENMARK				3,423,083
FINLAND — (0.8%)
Nokia Oyj
	3.375%, 06/12/22		2,228	2,277,239
Nordea Bank Abp
	1.000%, 02/22/23	EUR	1,803	2,187,488
	0.875%, 06/26/23	EUR	2,000	2,426,539
TOTAL FINLAND				6,891,266
FRANCE — (1.5%)
BNP Paribas SA
	1.000%, 06/27/24	EUR	1,000	1,226,772
Ω	3.375%, 01/09/25		2,000	2,153,876
BPCE SA
	2.750%, 12/02/21		1,000	1,008,753
	0.625%, 09/26/24	EUR	2,000	2,428,727
Ω	1.000%, 01/20/26		3,000	2,982,993
Societe Generale SA
	0.500%, 01/13/23	EUR	1,500	1,799,730
Ω	2.625%, 10/16/24		800	837,296
Ω	1.375%, 07/08/25		1,600	1,621,108
TOTAL FRANCE				14,059,255
GERMANY — (3.5%)
Bayer Capital Corp. BV
	1.250%, 11/13/23	EUR	1,260	1,542,528

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	$1,074,405
BMW Finance NV
	0.375%, 07/10/23	EUR	3,000	3,609,392
Daimler Canada Finance, Inc.
	2.230%, 12/16/21	CAD	2,000	1,613,354
	3.300%, 08/16/22	CAD	1,000	823,413
Daimler Finance North America LLC
	3.350%, 02/22/23		333	347,799
Ω	3.300%, 05/19/25		300	325,274
Ω	1.450%, 03/02/26		4,000	4,049,335
Deutsche Bank AG
	1.500%, 01/20/22	EUR	1,700	2,033,584
	3.700%, 05/30/24		1,800	1,928,856
	1.686%, 03/19/26		2,200	2,233,371
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		4,500	4,536,454
Ω	1.200%, 03/11/26		1,500	1,512,151
Volkswagen Bank GMBH
	1.250%, 06/10/24	EUR	500	616,512
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	1,000	1,205,467
Volkswagen Leasing GmbH
	2.375%, 09/06/22	EUR	1,800	2,197,137
ZF North America Capital, Inc.
Ω	4.500%, 04/29/22		2,299	2,353,026
TOTAL GERMANY				32,002,058
IRELAND — (0.7%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	6.500%, 07/15/25		5,200	6,087,272
ITALY — (0.9%)
Intesa Sanpaolo SpA
	0.875%, 06/27/22	EUR	500	599,416
Ω	3.125%, 07/14/22		2,200	2,253,938
	1.000%, 07/04/24	EUR	2,000	2,450,934
Ω	3.250%, 09/23/24		800	851,708
Republic of Italy Government International Bond
	6.875%, 09/27/23		750	847,790
	2.375%, 10/17/24		1,161	1,211,051
TOTAL ITALY				8,214,837
JAPAN — (7.5%)
7-Eleven Inc.
Ω	0.950%, 02/10/26		8,176	8,095,470
Aircastle, Ltd.
	4.125%, 05/01/24		2,000	2,140,003
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	1,500	$1,805,435
Daiwa Securities Group, Inc.
#Ω	3.129%, 04/19/22		1,500	1,530,348
Honda Canada Finance, Inc.
	2.268%, 07/15/22	CAD	5,500	4,480,454
Japan Bank for International Cooperation
	2.750%, 01/21/26		3,000	3,255,907
Mitsubishi UFJ Financial Group, Inc.
	0.980%, 10/09/23	EUR	1,500	1,829,375
	0.339%, 07/19/24	EUR	1,000	1,206,560
	3.850%, 03/01/26		4,000	4,492,093
Mizuho Financial Group, Inc.
	3.477%, 04/12/26		3,300	3,615,827
Nissan Motor Acceptance Corp.
	1.900%, 09/14/21		270	270,521
Ω	2.650%, 07/13/22		1,000	1,016,676
Ω	3.450%, 03/15/23		1,000	1,040,699
Ω	2.000%, 03/09/26		1,000	1,016,761
Nissan Motor Co., Ltd.
Ω	3.522%, 09/17/25		3,000	3,216,930
Nomura Holdings, Inc.
	2.648%, 01/16/25		5,500	5,795,267
NTT Finance Corp.
Ω	0.583%, 03/01/24		2,750	2,751,584
Ω	1.162%, 04/03/26		2,886	2,895,275
	1.162%, 04/03/26		1,600	1,605,142
Sumitomo Mitsui Financial Group, Inc.
	0.819%, 07/23/23	EUR	450	545,769
	2.348%, 01/15/25		270	283,082
	0.948%, 01/12/26		4,000	3,981,269
	2.632%, 07/14/26		1,500	1,596,751
Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r)	1.274%, 10/19/21		765	766,841
Takeda Pharmaceutical Co., Ltd.
	1.125%, 11/21/22	EUR	1,300	1,570,210
Toyota Motor Corp.
	1.339%, 03/25/26		6,163	6,265,584
Toyota Motor Credit Corp.
	2.600%, 01/11/22		776	784,182
TOTAL JAPAN				67,854,015
LUXEMBOURG — (0.4%)
ArcelorMittal SA
	0.950%, 01/17/23	EUR	3,000	3,601,631

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (1.7%)
Cooperatieve Rabobank UA
	0.750%, 08/29/23	EUR	300	$363,885
Ω	2.625%, 07/22/24		1,450	1,530,809
Heineken NV
Ω	3.400%, 04/01/22		1,011	1,031,357
ING Groep NV
Ω	4.625%, 01/06/26		6,100	6,986,152
LeasePlan Corp. NV
	1.000%, 05/02/23	EUR	2,000	2,426,514
Ω	2.875%, 10/24/24		3,000	3,151,493
TOTAL NETHERLANDS				15,490,210
NORWAY — (0.3%)
Aker BP ASA
Ω	2.875%, 01/15/26		900	955,549
DNB Bank ASA
	0.600%, 09/25/23	EUR	1,500	1,818,556
TOTAL NORWAY				2,774,105
SPAIN — (0.9%)
Banco Santander SA
	3.848%, 04/12/23		3,000	3,167,470
Iberdrola International BV
	1.750%, 09/17/23	EUR	500	620,182
Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,000	1,040,085
Telefonica Emisiones SA
	3.987%, 01/23/23	EUR	300	378,986
	1.069%, 02/05/24	EUR	2,000	2,447,180
Telefonica Emisiones SAU
	2.242%, 05/27/22	EUR	400	484,588
TOTAL SPAIN				8,138,491
SWEDEN — (0.2%)
Telefonaktiebolaget LM Ericsson
	4.125%, 05/15/22		1,806	1,855,123
SWITZERLAND — (1.2%)
Credit Suisse Group AG
	3.750%, 03/26/25		1,500	1,631,853
Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	2,100	2,515,637
UBS Group AG
Ω	4.125%, 09/24/25		3,000	3,358,672
	4.125%, 09/24/25		2,000	2,239,114
	4.125%, 04/15/26		1,000	1,126,568
TOTAL SWITZERLAND				10,871,844
UNITED KINGDOM — (6.3%)
AstraZeneca P.L.C.
	3.375%, 11/16/25		2,500	2,754,384
#	0.700%, 04/08/26		5,820	5,749,605
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
Barclays P.L.C.
	3.125%, 01/17/24	GBP	2,000	$2,923,617
	3.650%, 03/16/25		1,650	1,792,784
	4.375%, 01/12/26		460	518,811
BAT International Finance P.L.C.
	1.000%, 05/23/22	EUR	1,333	1,592,735
	2.375%, 01/19/23	EUR	500	614,533
British Telecommunications P.L.C.
	0.875%, 09/26/23	EUR	1,500	1,816,777
CNH Industrial Capital LLC
	3.875%, 10/15/21		1,000	1,006,803
	4.375%, 04/05/22		150	153,821
	1.950%, 07/02/23		800	820,671
	4.200%, 01/15/24		1,567	1,694,831
Coca-Cola Europacific Partners P.L.C.
	2.625%, 11/06/23	EUR	1,200	1,507,124
HSBC Bank Canada
	2.253%, 09/15/22	CAD	5,000	4,081,116
HSBC Holdings P.L.C.
	4.300%, 03/08/26		1,500	1,697,705
LSEGA Financing P.L.C.
Ω	1.375%, 04/06/26		5,700	5,746,948
National Grid North America, Inc.
	0.750%, 08/08/23	EUR	4,100	4,958,464
Nationwide Building Society
Ω	3.900%, 07/21/25		1,800	2,010,189
Ω	1.000%, 08/28/25		2,600	2,601,456
Natwest Group P.L.C.
	4.800%, 04/05/26		1,000	1,148,371
Natwest Markets P.L.C.
Ω	3.625%, 09/29/22		200	207,611
	1.125%, 06/14/23	EUR	1,500	1,826,371
NatWest Markets P.L.C.
	1.000%, 05/28/24	EUR	2,500	3,069,717
Reynolds American, Inc.
	4.450%, 06/12/25		1,500	1,667,181
Standard Chartered P.L.C.
#Ω	3.200%, 04/17/25		2,000	2,137,540
Ω	4.050%, 04/12/26		2,400	2,660,304
TOTAL UNITED KINGDOM				56,759,469
UNITED STATES — (61.8%)
AbbVie, Inc.
	3.250%, 10/01/22		1,000	1,026,821
	1.500%, 11/15/23	EUR	1,100	1,355,885
	3.200%, 05/14/26		1,200	1,308,346
AES Corp. (The)
Ω	3.300%, 07/15/25		1,500	1,602,450
Aetna, Inc.
	2.750%, 11/15/22		221	226,494
	3.500%, 11/15/24		412	444,920
Ally Financial, Inc.
	5.125%, 09/30/24		3,000	3,373,442

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Altria Group, Inc.
1.000%, 02/15/23	EUR	2,000	$2,410,411
American Electric Power Co., Inc.
1.000%, 11/01/25		678	676,870
American International Group, Inc.
1.500%, 06/08/23	EUR	1,400	1,706,938
4.125%, 02/15/24		3,300	3,588,582
American Tower Corp.
4.400%, 02/15/26		1,300	1,470,426
1.600%, 04/15/26		4,500	4,569,363
Anthem, Inc.
1.500%, 03/15/26		3,000	3,052,711
Ares Capital Corp.
4.200%, 06/10/24		3,000	3,233,078
3.250%, 07/15/25		2,500	2,650,440
Arrow Electronics, Inc.
3.500%, 04/01/22		700	710,614
3.250%, 09/08/24		1,400	1,489,788
AT&T, Inc.
1.450%, 06/01/22	EUR	400	479,392
1.050%, 09/05/23	EUR	500	609,056
1.950%, 09/15/23	EUR	1,500	1,854,499
2.400%, 03/15/24	EUR	1,000	1,260,257
Avient Corp.
5.250%, 03/15/23		1,400	1,487,500
Avnet, Inc.
4.875%, 12/01/22		3,000	3,166,549
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22		245	252,752
Bank of America Corp.
3.228%, 06/22/22	CAD	2,000	1,641,247
0.750%, 07/26/23	EUR	1,500	1,817,044
3.500%, 04/19/26		4,690	5,179,243
Baxter International, Inc.
0.400%, 05/15/24	EUR	2,000	2,418,146
Boardwalk Pipelines L.P.
4.950%, 12/15/24		3,937	4,392,877
Boeing Co. (The)
2.200%, 10/30/22		3,500	3,555,360
3.100%, 05/01/26		1,000	1,068,136
Booking Holdings, Inc.
3.600%, 06/01/26		1,000	1,112,727
Boston Scientific Corp.
3.375%, 05/15/22		1,250	1,279,700
3.850%, 05/15/25		318	352,207
BP Capital Markets America, Inc.
3.119%, 05/04/26		1,500	1,634,878
Bristol-Myers Squibb Co.
3.200%, 06/15/26		2,500	2,753,152
Broadcom, Inc.
4.700%, 04/15/25		5,150	5,786,265
Brown & Brown, Inc.
4.200%, 09/15/24		1,840	2,017,700
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22		1,000	$1,026,023
	4.350%, 03/15/24		4,319	4,701,018
Campbell Soup Co.
	2.500%, 08/02/22		886	904,616
	3.950%, 03/15/25		1,000	1,103,953
	3.300%, 03/19/25		1,223	1,309,536
Capital One Financial Corp.
	3.200%, 01/30/23		2,500	2,603,279
	3.200%, 02/05/25		1,000	1,077,601
	Cargill, Inc.
Ω	0.750%, 02/02/26		3,000	2,986,237
	Carrier Global Corp.
	2.242%, 02/15/25		564	590,257
	CenterPoint Energy, Inc.
	1.450%, 06/01/26		500	505,782
	CF Industries, Inc.
	3.450%, 06/01/23		240	248,400
Charles Schwab Corp. (The)
	0.900%, 03/11/26		3,375	3,373,615
	1.150%, 05/13/26		3,000	3,027,222
	Cigna Corp.
#	1.250%, 03/15/26		7,000	7,056,543
	CIT Group, Inc.
	5.000%, 08/01/23		2,335	2,521,099
Citigroup, Inc.
	3.700%, 01/12/26		1,700	1,887,673
	3.400%, 05/01/26		6,000	6,603,860
	CNO Financial Group, Inc.
	5.250%, 05/30/25		5,500	6,258,461
	Coca-Cola Co. (The)
	0.500%, 03/08/24	EUR	1,650	2,002,666
Comcast Corp.
#	3.950%, 10/15/25		3,900	4,373,818
	3.150%, 03/01/26		900	981,614
	Comerica, Inc.
	3.700%, 07/31/23		1,000	1,061,903
	Conagra Brands, Inc.
	4.300%, 05/01/24		704	771,493
	Constellation Brands, Inc.
	3.200%, 02/15/23		1,000	1,041,117
	Corporate Office Properties L.P.
	2.250%, 03/15/26		1,200	1,241,609
	Cox Communications, Inc.
Ω	3.850%, 02/01/25		380	414,676
	CVS Health Corp.
	2.750%, 12/01/22		1,000	1,026,700
DCP Midstream Operating L.P.
	4.950%, 04/01/22		450	454,500
	5.375%, 07/15/25		2,000	2,210,000
	Discover Financial Services
	3.750%, 03/04/25		1,200	1,313,353
	Dollar Tree, Inc.
	3.700%, 05/15/23		4,544	4,790,796
	DPL, Inc.
	4.125%, 07/01/25		2,000	2,144,400

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	DTE Energy Co.
	1.050%, 06/01/25		2,300	$2,307,216
DXC Technology Co.
	4.250%, 04/15/24		2,000	2,166,884
	4.125%, 04/15/25		3,400	3,739,522
Eastman Chemical Co.
	1.500%, 05/26/23	EUR	1,000	1,217,332
	3.800%, 03/15/25		1,000	1,093,275
eBay, Inc.
	2.750%, 01/30/23		816	843,074
	1.400%, 05/10/26		5,335	5,403,570
Edison International
	2.400%, 09/15/22		2,454	2,492,649
	4.950%, 04/15/25		3,000	3,332,343
	EMC Corp.
	3.375%, 06/01/23		131	135,500
	Emerson Electric Co.
	0.375%, 05/22/24	EUR	1,020	1,231,050
Energy Transfer L.P.
	4.650%, 02/15/22		2,750	2,811,510
	3.450%, 01/15/23		500	516,358
	3.600%, 02/01/23		2,500	2,588,781
	Equifax, Inc.
	3.300%, 12/15/22		2,652	2,735,426
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,394	4,787,122
Exelon Generation Co. LLC
	3.400%, 03/15/22		1,000	1,016,120
	3.250%, 06/01/25		2,500	2,705,498
Expedia Group, Inc.
#	4.500%, 08/15/24		3,467	3,807,121
	5.000%, 02/15/26		1,000	1,139,408
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		4,900	5,641,976
	Fidelity National Information Services, Inc.
	1.150%, 03/01/26		6,100	6,108,689
Flex, Ltd.
	5.000%, 02/15/23		1,700	1,810,223
	4.750%, 06/15/25		650	727,585
	Ford Credit Canada Co.
	2.766%, 06/22/22	CAD	2,500	2,022,724
	Freeport-McMoRan, Inc.
	4.550%, 11/14/24		2,000	2,174,800
	GATX Corp.
	4.750%, 06/15/22		3,000	3,106,153
	GE Capital Funding LLC
	3.450%, 05/15/25		800	872,598
General Electric Co.
	0.375%, 05/17/22	EUR	3,000	3,576,257
#	2.700%, 10/09/22		1,500	1,540,648
	3.375%, 03/11/24		183	195,856
	General Mills, Inc.
	3.150%, 12/15/21		985	988,421
General Motors Financial Co., Inc.
	3.450%, 01/14/22		800	809,142
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.250%, 01/05/23		500	$518,388
	2.750%, 06/20/25		3,500	3,699,978
	5.250%, 03/01/26		473	548,346
Gilead Sciences, Inc.
	3.700%, 04/01/24		2,651	2,849,755
	3.650%, 03/01/26		3,986	4,417,517
Global Payments, Inc.
	1.200%, 03/01/26		1,000	999,176
	4.800%, 04/01/26		2,250	2,592,412
	GLP Capital L.P. / GLP Financing II, Inc.
	3.350%, 09/01/24		3,125	3,304,772
Goldman Sachs Group, Inc. (The)
	3.250%, 02/01/23	EUR	291	363,653
	2.000%, 07/27/23	EUR	1,000	1,238,898
	3.750%, 05/22/25		2,000	2,190,886
	3.750%, 02/25/26		3,500	3,876,020
Graphic Packaging International LLC
	4.875%, 11/15/22		700	728,000
	4.125%, 08/15/24		824	879,620
	Halliburton Co.
	3.500%, 08/01/23		800	842,155
Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		3,500	3,551,010
	0.900%, 11/19/24	EUR	1,500	1,828,243
	HCA, Inc.
	5.375%, 02/01/25		3,250	3,683,550
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		2,500	2,698,885
	4.650%, 10/01/24		1,600	1,774,859
	Howmet Aerospace, Inc.
	6.875%, 05/01/25		3,100	3,607,501
	HP, Inc.
	2.200%, 06/17/25		2,000	2,080,561
	Humana, Inc.
	3.850%, 10/01/24		3,000	3,259,783
	Huntington Bancshares, Inc.
	2.300%, 01/14/22		183	184,402
Hyatt Hotels Corp.
	3.375%, 07/15/23		714	743,001
	4.850%, 03/15/26		1,460	1,639,831
	Intercontinental Exchange, Inc.
	3.750%, 12/01/25		4,000	4,438,600
	International Business Machines Corp.
	3.300%, 05/15/26		3,680	4,064,828
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		500	543,509
	Jabil, Inc.
	1.700%, 04/15/26		1,700	1,724,767
	John Deere Capital Corp.
	1.050%, 06/17/26		4,500	4,519,652

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	John Deere Financial Inc.
	1.630%, 04/09/26	CAD	3,500	$2,824,800
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	3,401	4,133,714
JPMorgan Chase & Co.
	0.625%, 01/25/24	EUR	1,333	1,614,348
	3.900%, 07/15/25		2,000	2,217,532
	3.300%, 04/01/26		1,762	1,932,331
	Kellogg Co.
	0.800%, 11/17/22	EUR	2,840	3,418,930
	Kinder Morgan Energy Partners L.P.
	3.950%, 09/01/22		706	727,165
	Laboratory Corp. of America Holdings
	1.550%, 06/01/26		6,502	6,589,465
	Lazard Group LLC
	3.750%, 02/13/25		1,000	1,089,821
	Liberty Mutual Group, Inc.
Ω	4.950%, 05/01/22		615	635,419
	Lincoln National Corp.
#	3.350%, 03/09/25		1,000	1,087,274
	Marathon Oil Corp.
	3.850%, 06/01/25		920	1,003,956
Marathon Petroleum Corp.
	4.500%, 05/01/23		300	319,125
	3.625%, 09/15/24		100	107,594
	4.700%, 05/01/25		1,900	2,140,361
	Marriott International, Inc.
	3.750%, 03/15/25		5,000	5,387,864
McDonald's Corp.
	1.000%, 11/15/23	EUR	2,000	2,443,247
	0.625%, 01/29/24	EUR	1,500	1,819,165
	3.700%, 01/30/26		1,000	1,114,081
	McKesson Corp.
	0.900%, 12/03/25		2,600	2,588,339
	MGM Resorts International
	7.750%, 03/15/22		1,500	1,554,375
	Micron Technology, Inc.
	2.497%, 04/24/23		2,577	2,654,258
	Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	2,000	2,454,160
Morgan Stanley
	1.875%, 03/30/23	EUR	500	615,109
	3.875%, 04/29/24		900	978,318
	3.875%, 01/27/26		6,000	6,727,384
Mosaic Co. (The)
	3.750%, 11/15/21		2,000	2,002,253
	3.250%, 11/15/22		1,750	1,809,072
MPLX L.P.
	4.875%, 12/01/24		1,165	1,301,690
	1.750%, 03/01/26		500	508,013
	Mylan, Inc.
Ω	3.125%, 01/15/23		1,000	1,035,607
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
National Rural Utilities Cooperative Finance Corp.
#	1.000%, 06/15/26		2,500	$2,500,394
NetApp, Inc.
	3.250%, 12/15/22		935	960,360
	1.875%, 06/22/25		100	103,256
Netflix, Inc.
	5.875%, 02/15/25		3,000	3,454,260
Newell Brands, Inc.
	4.875%, 06/01/25		2,000	2,215,000
NortonLifeLock, Inc.
	3.950%, 06/15/22		1,200	1,218,750
Nucor Corp.
	2.000%, 06/01/25		2,000	2,081,671
Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,500	2,767,139
Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24		500	545,497
OneMain Finance Corp.
	6.875%, 03/15/25		3,585	4,066,547
Oracle Corp.
	2.950%, 05/15/25		5,000	5,336,231
	1.650%, 03/25/26		2,700	2,750,158
Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	1,000	821,922
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	4.250%, 01/17/23		1,709	1,798,753
Ω	4.450%, 01/29/26		572	644,363
Ω	1.700%, 06/15/26		2,500	2,534,813
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		4,500	4,832,420
Philip Morris International, Inc.
	0.625%, 11/08/24	EUR	1,800	2,185,231
	2.750%, 02/25/26		2,000	2,148,127
	0.875%, 05/01/26		1,000	992,479
Phillips 66
	1.300%, 02/15/26		1,500	1,503,320
Phillips 66 Partners L.P.
	2.450%, 12/15/24		1,000	1,041,982
	3.605%, 02/15/25		1,000	1,079,210
Plains All American Pipeline L.P. / PAA Finance Corp.
	2.850%, 01/31/23		1,500	1,538,703
	3.600%, 11/01/24		1,500	1,603,916
PPG Industries, Inc.
	1.200%, 03/15/26		6,000	6,026,708
Public Storage
	0.875%, 02/15/26		6,500	6,480,220
Qwest Corp.
	7.250%, 09/15/25		2,000	2,365,000
Radian Group, Inc.
	4.500%, 10/01/24		3,500	3,741,080

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Realty Income Corp.
	0.750%, 03/15/26		1,000	$989,330
	Roper Technologies, Inc.
	1.000%, 09/15/25		1,500	1,499,968
	Ross Stores, Inc.
	0.875%, 04/15/26		1,000	987,431
	Royalty Pharma P.L.C.
Ω	1.200%, 09/02/25		1,000	1,000,089
	Ryder System, Inc.
	3.400%, 03/01/23		2,000	2,088,271
	Schlumberger Finance BV
	0.000%, 10/15/24	EUR	3,375	4,034,740
Seagate HDD Cayman
	4.750%, 06/01/23		2,000	2,127,500
#	4.750%, 01/01/25		1,500	1,653,750
	Sealed Air Corp.
Ω	4.875%, 12/01/22		800	829,588
Sempra Energy
	2.875%, 10/01/22		600	612,951
	3.750%, 11/15/25		2,000	2,198,329
	Sensata Technologies B.V.
Ω	5.625%, 11/01/24		2,000	2,227,340
	Sherwin-Williams Co. (The)
	2.750%, 06/01/22		98	99,725
	Simon Property Group L.P.
	3.500%, 09/01/25		2,000	2,191,915
Southern Power Co.
#	2.500%, 12/15/21		898	903,905
	1.000%, 06/20/22	EUR	1,950	2,340,385
Southwest Airlines Co.
	4.750%, 05/04/23		1,000	1,071,371
	5.250%, 05/04/25		3,500	3,995,688
	Southwestern Electric Power Co.
	1.650%, 03/15/26		4,600	4,694,038
	Steel Dynamics, Inc.
	2.400%, 06/15/25		100	104,872
	Stellantis NV
	5.250%, 04/15/23		3,000	3,220,800
Sysco Corp.
	1.250%, 06/23/23	EUR	375	455,855
	3.550%, 03/15/25		300	326,829
	5.650%, 04/01/25		3,000	3,477,128
	Tapestry, Inc.
	4.250%, 04/01/25		3,400	3,702,375
	T-Mobile USA, Inc.
	4.000%, 04/15/22		1,239	1,260,298
	Travel + Leisure Co.
	4.250%, 03/01/22		2,400	2,412,000
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
	5.875%, 06/15/24		250	277,025
	Trinity Industries, Inc.
	4.550%, 10/01/24		1,000	1,062,500
	Truist Financial Corp.
	3.700%, 06/05/25		1,500	1,659,811
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
UnitedHealth Group, Inc.
	2.875%, 12/15/21		500	$504,879
	1.250%, 01/15/26		1,000	1,016,095
	3.100%, 03/15/26		500	548,377
	1.150%, 05/15/26		4,750	4,792,035
	Unum Group
	4.000%, 03/15/24		2,800	3,020,035
	Utah Acquisition Sub, Inc.
	2.250%, 11/22/24	EUR	1,642	2,087,196
Valero Energy Corp.
	2.700%, 04/15/23		2,000	2,071,376
	2.850%, 04/15/25		900	954,807
Ventas Realty L.P.
	3.500%, 04/15/24		1,000	1,068,558
	2.650%, 01/15/25		500	527,320
	Verizon Communications, Inc.
	1.450%, 03/20/26		5,200	5,271,011
	ViacomCBS, Inc.
	4.750%, 05/15/25		4,900	5,552,512
	VMware, Inc.
	2.950%, 08/21/22		1,000	1,024,102
	Vontier Corp.
Ω	1.800%, 04/01/26		2,500	2,509,166
	Vornado Realty L.P.
	2.150%, 06/01/26		6,100	6,246,474
	Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26		2,500	2,737,815
	Walt Disney Co. (The)
	1.750%, 01/13/26		7,000	7,234,776
	Waste Management, Inc.
	0.750%, 11/15/25		2,000	1,995,348
Wells Fargo & Co.
	2.094%, 04/25/22	CAD	5,000	4,054,024
	0.500%, 04/26/24	EUR	2,000	2,418,193
	Western Digital Corp.
	4.750%, 02/15/26		1,500	1,665,000
	Western Union Co. (The)
	1.350%, 03/15/26		6,000	6,002,610
Williams Cos., Inc. (The)
	7.875%, 09/01/21		1,200	1,206,974
	4.300%, 03/04/24		1,000	1,083,543
	3.900%, 01/15/25		596	651,236
	Xerox Holdings Corp.
Ω	5.000%, 08/15/25		3,500	3,730,300
Zimmer Biomet Holdings, Inc.
	3.150%, 04/01/22		1,345	1,363,826
	3.550%, 04/01/25		4,250	4,621,265
	Zoetis, Inc.
	3.250%, 02/01/23		1,000	1,035,459
	TOTAL UNITED STATES			560,339,874
	TOTAL BONDS			864,240,825
U.S. TREASURY OBLIGATIONS — (3.6%)
U.S. Treasury Notes
	0.375%, 01/31/26		24,000	23,728,125

DFA Targeted Credit Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

0.750%, 05/31/26	9,000	$9,030,938
TOTAL U.S. TREASURY OBLIGATIONS		32,759,063
TOTAL INVESTMENT SECURITIES (Cost $876,443,515)		896,999,888

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	830,652	$9,610,646
TOTAL INVESTMENTS — (100.0%)
(Cost $886,053,748)^^			$906,610,534

As of July 31, 2021, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,020,622	CAD	2,516,548	Citibank, N.A.	08/18/21	$3,543
USD	21,414,893	CAD	26,587,298	State Street Bank and Trust	08/18/21	104,479
EUR	13,378,855	USD	15,773,765	Citibank, N.A.	08/24/21	103,327
EUR	4,845,178	USD	5,743,292	Citibank, N.A.	09/09/21	8,441
EUR	10,417,873	USD	12,329,983	State Street Bank and Trust	09/09/21	37,122
Total Appreciation						$256,912
USD	819,685	CAD	1,029,883	Citibank, N.A.	08/18/21	$(5,793)
USD	58,125,748	EUR	49,138,154	State Street Bank and Trust	08/24/21	(187,985)
USD	53,315,400	EUR	45,245,460	State Street Bank and Trust	09/08/21	(394,598)
USD	53,421,852	EUR	45,344,031	Citibank, N.A.	09/09/21	(406,254)
USD	2,951,704	GBP	2,143,572	Citibank, N.A.	09/13/21	(28,161)
Total (Depreciation)						$(1,022,791)
Total Appreciation (Depreciation)						$(765,879)
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$27,507,611	—	$27,507,611
Canada	—	38,370,681	—	38,370,681
Denmark	—	3,423,083	—	3,423,083
Finland	—	6,891,266	—	6,891,266
France	—	14,059,255	—	14,059,255
Germany	—	32,002,058	—	32,002,058
Ireland	—	6,087,272	—	6,087,272
Italy	—	8,214,837	—	8,214,837
Japan	—	67,854,015	—	67,854,015
Luxembourg	—	3,601,631	—	3,601,631
Netherlands	—	15,490,210	—	15,490,210
Norway	—	2,774,105	—	2,774,105
Spain	—	8,138,491	—	8,138,491
Sweden	—	1,855,123	—	1,855,123

DFA Targeted Credit Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$10,871,844	—	$10,871,844
United Kingdom	—	56,759,469	—	56,759,469
United States	—	560,339,874	—	560,339,874
U.S. Treasury Obligations	—	32,759,063	—	32,759,063
Securities Lending Collateral	—	9,610,646	—	9,610,646
Forward Currency Contracts**	—	(765,879)	—	(765,879)
TOTAL	—	$905,844,655	—	$905,844,655
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (15.8%)
Federal Farm Credit Bank
	5.770%, 01/05/27	1,920	$2,426,034
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26	5,760	6,299,057
Federal Home Loan Bank
	5.375%, 08/15/24	5,490	6,318,450
	2.875%, 09/13/24	57,240	61,655,221
	2.750%, 12/13/24	86,645	93,427,572
	3.125%, 09/12/25	10,000	11,018,155
	5.750%, 06/12/26	11,775	14,590,782
	2.500%, 12/10/27	4,000	4,375,103
	3.000%, 03/10/28	30,815	34,683,834
	3.250%, 06/09/28	109,035	125,217,990
#	3.250%, 11/16/28	91,250	105,035,433
	2.125%, 09/14/29	10,000	10,740,459
	2.125%, 12/14/29	23,735	25,558,974
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29	76,476	111,175,143
	6.750%, 03/15/31	100,575	149,748,855
#	6.250%, 07/15/32	95,446	142,763,354
Federal National Mortgage Association
#	2.625%, 09/06/24	15,000	16,066,279
#	2.125%, 04/24/26	86,970	92,825,623
#	1.875%, 09/24/26	168,929	178,672,825
#	0.750%, 10/08/27	73,250	72,454,647
	6.250%, 05/15/29	102,508	141,403,016
	7.125%, 01/15/30	72,196	106,251,814
#	7.250%, 05/15/30	72,729	109,158,562
#	0.875%, 08/05/30	239,600	230,978,047
	6.625%, 11/15/30	103,212	150,941,038
Tennessee Valley Authority
	6.750%, 11/01/25	25,327	31,740,004
	2.875%, 02/01/27	31,804	35,201,797
#	7.125%, 05/01/30	70,383	104,610,096
	4.650%, 06/15/35	5,000	6,769,704
TOTAL AGENCY OBLIGATIONS			2,182,107,868
BONDS — (48.6%)
AUSTRALIA — (1.3%)
ANZ New Zealand International, Ltd.
#Ω	3.450%, 07/17/27	6,000	6,689,729
Australia & New Zealand Banking Group, Ltd.
	3.700%, 11/16/25	6,110	6,858,394
		Face Amount	Value†
		(000)

AUSTRALIA — (Continued)
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27	890	$982,239
Glencore Funding LLC
Ω	2.500%, 09/01/30	5,000	5,043,262
Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26	24,711	27,696,356
National Australia Bank, Ltd.
	2.500%, 05/22/22	1,000	1,018,571
	3.375%, 01/14/26	3,000	3,324,311
Ω	3.500%, 01/10/27	15,999	17,905,556
Rio Tinto Finance USA, Ltd.
	7.125%, 07/15/28	1,270	1,733,307
Westpac Banking Corp.
	2.500%, 06/28/22	3,538	3,611,822
	3.350%, 03/08/27	37,267	41,517,854
#	2.650%, 01/16/30	8,160	8,881,954
	2.150%, 06/03/31	58,447	60,147,633
TOTAL AUSTRALIA			185,410,988
BELGIUM — (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28	14,000	16,044,129
#	4.900%, 01/23/31	2,000	2,493,335
Solvay Finance America LLC
Ω	4.450%, 12/03/25	865	976,149
TOTAL BELGIUM			19,513,613
CANADA — (0.7%)
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	2,780	3,092,288
Brookfield Finance, Inc.
	4.350%, 04/15/30	5,500	6,466,503
Canadian Natural Resources, Ltd.
	3.850%, 06/01/27	3,898	4,318,205
	2.950%, 07/15/30	12,722	13,314,363
	5.850%, 02/01/35	3,000	3,936,626
Canadian Pacific Railway Co.
	2.900%, 02/01/25	3,024	3,219,884
	3.700%, 02/01/26	4,880	5,365,385
Enbridge, Inc.
#	3.500%, 06/10/24	1,280	1,372,597
	3.700%, 07/15/27	275	306,859
ITC Holdings Corp.
	3.650%, 06/15/24	9,714	10,423,062
Nutrien, Ltd.
	3.625%, 03/15/24	3,460	3,697,965
	3.000%, 04/01/25	3,460	3,700,918
Spectra Energy Partners L.P.
	4.750%, 03/15/24	1,915	2,098,617

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

CANADA — (Continued)
Thomson Reuters Corp.
	4.300%, 11/23/23	5,120	$5,514,766
TransCanada PipeLines, Ltd.
	4.875%, 01/15/26	4,060	4,687,114
	4.250%, 05/15/28	1,300	1,502,590
	4.625%, 03/01/34	17,266	20,746,501
TOTAL CANADA			93,764,243
DENMARK — (0.0%)
Danske Bank A.S.
Ω	4.375%, 06/12/28	2,000	2,261,111
FRANCE — (0.7%)
Airbus SE
Ω	3.150%, 04/10/27	7,500	8,177,747
BNP Paribas SA
Ω	3.500%, 11/16/27	500	549,143
Ω	4.400%, 08/14/28	2,600	3,015,808
BPCE SA
	4.000%, 04/15/24	10,414	11,368,705
Credit Agricole SA
	3.875%, 04/15/24	8,591	9,347,705
Electricite de France SA
Ω	3.625%, 10/13/25	6,638	7,327,223
Pernod Ricard SA
Ω	3.250%, 06/08/26	14,827	16,191,626
Sanofi
	3.625%, 06/19/28	20,000	22,994,092
Societe Generale S.A.
Ω	3.000%, 01/22/30	5,000	5,283,095
Total Capital International SA
	3.750%, 04/10/24	9,600	10,420,015
	2.829%, 01/10/30	5,000	5,421,498
TOTAL FRANCE			100,096,657
GERMANY — (0.9%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25	2,240	2,562,107
Ω	4.375%, 12/15/28	14,000	16,231,038
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	9,544	10,254,121
BMW US Capital LLC
Ω	2.800%, 04/11/26	21,530	23,073,030
#Ω	3.300%, 04/06/27	6,742	7,431,251
Ω	4.150%, 04/09/30	1,330	1,572,892
Daimler Finance North America LLC
	8.500%, 01/18/31	28,596	43,959,585
Fresenius Medical Care US Finance III, Inc.
Ω	2.375%, 02/16/31	16,000	15,905,178
TOTAL GERMANY			120,989,202
		Face Amount	Value†
		(000)

IRELAND — (0.0%)
CRH America Finance, Inc.
Ω	3.950%, 04/04/28	1,520	$1,736,330
ITALY — (0.2%)
Enel Finance International NV
Ω	3.500%, 04/06/28	2,800	3,115,221
Ω	4.875%, 06/14/29	10,000	12,127,100
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29	15,800	17,540,945
TOTAL ITALY			32,783,266
JAPAN — (1.2%)
American Honda Finance Corp.
	2.300%, 09/09/26	16,110	17,085,059
Beam Suntory, Inc.
	3.250%, 06/15/23	764	796,081
Mitsubishi UFJ Financial Group, Inc.
	3.850%, 03/01/26	1,195	1,342,013
	3.677%, 02/22/27	4,465	5,012,900
	3.741%, 03/07/29	3,500	3,963,585
	3.195%, 07/18/29	2,777	3,040,942
Mizuho Financial Group, Inc.
	2.839%, 09/13/26	11,800	12,709,431
MUFG Bank, Ltd.
	3.250%, 09/08/24	3,237	3,482,741
Nomura Holdings, Inc.
	3.103%, 01/16/30	10,062	10,676,002
	2.679%, 07/16/30	3,600	3,687,833
StanCorp Financial Group, Inc.
	5.000%, 08/15/22	3,200	3,344,441
Sumitomo Mitsui Banking Corp.
#	3.950%, 07/19/23	5,931	6,341,406
Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26	5,242	5,866,289
	3.040%, 07/16/29	18,167	19,625,392
	2.130%, 07/08/30	12,200	12,373,351
Toyota Motor Credit Corp.
	2.625%, 01/10/23	2,999	3,097,528
	3.200%, 01/11/27	24,036	26,610,369
	3.050%, 01/11/28	11,550	12,796,868
#	3.650%, 01/08/29	11,108	12,792,552
TOTAL JAPAN			164,644,783
NETHERLANDS — (1.1%)
Ahold Finance USA LLC
	6.875%, 05/01/29	704	955,335
Cooperatieve Rabobank UA
	3.875%, 02/08/22	4,090	4,167,599
	3.375%, 05/21/25	17,522	19,231,481
Heineken NV
Ω	2.750%, 04/01/23	2,219	2,299,850

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

NETHERLANDS — (Continued)
ING Groep NV
	3.950%, 03/29/27	4,000	$4,533,976
	4.050%, 04/09/29	4,000	4,641,390
Shell International Finance BV
	3.250%, 05/11/25	31,117	33,913,263
	2.875%, 05/10/26	29,810	32,421,627
	2.500%, 09/12/26	11,039	11,785,068
	3.875%, 11/13/28	4,000	4,626,597
	2.750%, 04/06/30	25,000	26,994,609
	4.125%, 05/11/35	9,350	11,287,090
TOTAL NETHERLANDS			156,857,885
NORWAY — (0.1%)
Equinor ASA
	2.450%, 01/17/23	3,586	3,702,163
	2.650%, 01/15/24	6,950	7,309,863
	1.750%, 01/22/26	3,000	3,101,385
TOTAL NORWAY			14,113,411
SPAIN — (0.6%)
Banco Santander SA
	3.800%, 02/23/28	7,000	7,798,643
	3.490%, 05/28/30	4,000	4,374,616
Santander Holdings USA, Inc.
	4.500%, 07/17/25	17,590	19,554,874
	4.400%, 07/13/27	2,000	2,260,264
Santander UK P.L.C.
	4.000%, 03/13/24	8,788	9,571,385
Telefonica Emisiones SA
	4.570%, 04/27/23	7,068	7,542,758
Telefonica Europe BV
	8.250%, 09/15/30	16,567	24,545,661
TOTAL SPAIN			75,648,201
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.0%)
Inter-American Development Bank
	6.750%, 07/15/27	1,942	2,534,507
SWITZERLAND — (1.1%)
ABB Finance USA, Inc.
	2.875%, 05/08/22	3,884	3,962,399
Credit Suisse AG
	3.625%, 09/09/24	11,475	12,470,855
Nestle Holdings, Inc.
#Ω	1.250%, 09/15/30	60,280	58,326,278
Novartis Capital Corp.
	3.100%, 05/17/27	7,083	7,795,961
	2.200%, 08/14/30	37,900	39,833,761
Roche Holdings, Inc.
Ω	2.625%, 05/15/26	1,000	1,074,877
UBS Group AG
Ω	4.125%, 09/24/25	20,990	23,499,506
TOTAL SWITZERLAND			146,963,637
		Face Amount	Value†
		(000)

UNITED KINGDOM — (1.7%)
AstraZeneca P.L.C.
	3.375%, 11/16/25	8,259	$9,099,384
	4.000%, 01/17/29	2,000	2,324,199
Barclays P.L.C.
	3.650%, 03/16/25	14,330	15,570,053
	4.375%, 01/12/26	9,970	11,244,664
BAT Capital Corp.
	4.906%, 04/02/30	21,000	24,423,265
BP Capital Markets America, Inc.
	3.017%, 01/16/27	3,773	4,096,450
BP Capital Markets P.L.C.
	3.535%, 11/04/24	1,340	1,458,867
	3.017%, 01/16/27	1,700	1,835,590
	3.279%, 09/19/27	11,000	12,159,540
British Telecommunications P.L.C.
	5.125%, 12/04/28	7,200	8,571,639
Ω	3.250%, 11/08/29	3,000	3,183,043
Diageo Capital P.L.C.
	2.375%, 10/24/29	1,350	1,418,213
	2.125%, 04/29/32	14,300	14,552,374
GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28	7,700	8,894,707
HSBC Holdings P.L.C.
	4.300%, 03/08/26	13,770	15,584,931
	3.900%, 05/25/26	12,666	14,111,080
	4.950%, 03/31/30	13,500	16,423,806
HSBC USA, Inc.
	3.500%, 06/23/24	7,593	8,203,664
Janus Capital Group, Inc.
	4.875%, 08/01/25	9,046	10,236,879
Lloyds Banking Group P.L.C.
	3.750%, 01/11/27	10,250	11,397,862
	4.375%, 03/22/28	9,000	10,417,603
Mead Johnson Nutrition Co.
	4.125%, 11/15/25	5,931	6,698,049
Nationwide Building Society
Ω	3.900%, 07/21/25	4,600	5,137,150
Natwest Group P.L.C.
	4.800%, 04/05/26	4,800	5,512,183
Prudential P.L.C.
	3.125%, 04/14/30	1,500	1,650,739
RELX Capital, Inc.
	3.000%, 05/22/30	900	971,424
Standard Chartered P.L.C.
Ω	4.050%, 04/12/26	4,380	4,855,055
Vodafone Group P.L.C.
	7.875%, 02/15/30	7,107	10,237,202
TOTAL UNITED KINGDOM			240,269,615
UNITED STATES — (38.8%)
3M Co.
	2.875%, 10/15/27	14,390	15,757,533
Abbott Laboratories
	2.950%, 03/15/25	12,469	13,416,234
AbbVie, Inc.
	3.250%, 10/01/22	3,562	3,657,537

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
3.600%, 05/14/25	10,000	$10,925,876
4.250%, 11/14/28	25,500	29,858,785
Activision Blizzard, Inc.
3.400%, 06/15/27	6,308	7,051,104
1.350%, 09/15/30	8,000	7,620,807
Aetna, Inc.
2.750%, 11/15/22	3,570	3,658,742
3.500%, 11/15/24	5,359	5,787,201
Affiliated Managers Group, Inc.
3.500%, 08/01/25	3,410	3,727,453
3.300%, 06/15/30	20,900	22,929,872
Aflac, Inc.
3.250%, 03/17/25	11,007	11,978,738
3.600%, 04/01/30	2,000	2,281,080
Alabama Power Co.
2.800%, 04/01/25	2,560	2,719,942
Albemarle Corp.
4.150%, 12/01/24	7,365	8,074,915
Allegion P.L.C.
3.500%, 10/01/29	10,000	11,057,075
Allstate Corp. (The)
5.350%, 06/01/33	7,500	9,872,076
Alphabet, Inc.
1.998%, 08/15/26	12,785	13,460,856
1.100%, 08/15/30	29,129	27,912,382
Altria Group, Inc.
4.800%, 02/14/29	460	538,272
3.400%, 05/06/30	10,500	11,304,560
Amazon.com, Inc.
1.200%, 06/03/27	5,000	5,048,112
3.150%, 08/22/27	9,200	10,208,981
# 1.500%, 06/03/30	50,080	49,592,187
2.100%, 05/12/31	56,600	58,477,280
4.800%, 12/05/34	5,500	7,188,988
Amcor Flexibles North America, Inc.
2.630%, 06/19/30	2,500	2,604,339
Ameren Corp.
3.650%, 02/15/26	10,631	11,707,978
American Express Credit Corp.
3.300%, 05/03/27	16,929	18,803,194
American International Group, Inc.
4.125%, 02/15/24	10,069	10,949,525
3.750%, 07/10/25	9,247	10,189,197
3.900%, 04/01/26	6,429	7,160,073
4.200%, 04/01/28	2,100	2,430,405
American Water Capital Corp.
3.850%, 03/01/24	2,115	2,273,252
2.950%, 09/01/27	584	641,750
Ameriprise Financial, Inc.
4.000%, 10/15/23	3,722	4,012,168
AmerisourceBergen Corp.
3.400%, 05/15/24	1,223	1,302,776
3.450%, 12/15/27	3,000	3,309,131
2.800%, 05/15/30	29,884	31,701,673
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Amgen, Inc.
	3.625%, 05/22/24	6,399	$6,897,624
	3.125%, 05/01/25	3,200	3,445,014
	2.600%, 08/19/26	10,375	11,062,428
	2.300%, 02/25/31	5,000	5,153,262
	Analog Devices, Inc.
	3.900%, 12/15/25	4,965	5,544,009
	3.500%, 12/05/26	11,977	13,312,651
Anheuser-Busch InBev Worldwide, Inc.
	5.875%, 06/15/35	2,846	3,856,732
	Anthem, Inc.
	3.125%, 05/15/22	1,277	1,306,176
	3.500%, 08/15/24	4,986	5,378,132
	3.650%, 12/01/27	4,000	4,509,545
	4.101%, 03/01/28	16,600	19,130,262
	5.950%, 12/15/34	1,300	1,820,611
	Aon Corp.
	4.500%, 12/15/28	2,300	2,714,840
	3.750%, 05/02/29	1,500	1,703,019
	2.800%, 05/15/30	5,000	5,347,082
	Aon P.L.C.
	4.000%, 11/27/23	4,000	4,285,701
#	3.500%, 06/14/24	9,147	9,828,169
	Apple, Inc.
	2.450%, 08/04/26	17,090	18,236,456
	3.350%, 02/09/27	33,607	37,459,789
#	3.000%, 06/20/27	11,436	12,625,540
	2.900%, 09/12/27	4,400	4,818,353
	3.000%, 11/13/27	26,919	29,593,609
	2.200%, 09/11/29	2,000	2,094,436
	1.650%, 05/11/30	18,500	18,567,476
	1.250%, 08/20/30	5,000	4,850,646
	1.650%, 02/08/31	103,000	102,670,163
	4.500%, 02/23/36	2,000	2,575,770
Applied Materials, Inc.
	3.300%, 04/01/27	16,750	18,638,105
Arizona Public Service Co.
	3.150%, 05/15/25	9,580	10,349,186
Arrow Electronics, Inc.
	3.875%, 01/12/28	12,338	13,850,618
	AT&T, Inc.
	2.750%, 06/01/31	1,000	1,052,571
Ω	2.550%, 12/01/33	10,034	10,122,638
	Autodesk, Inc.
	4.375%, 06/15/25	3,015	3,381,344
	3.500%, 06/15/27	12,009	13,386,001
	Automatic Data Processing, Inc.
	3.375%, 09/15/25	12,356	13,583,286
	1.250%, 09/01/30	19,841	19,183,354
	AutoZone, Inc.
	2.875%, 01/15/23	11,113	11,437,135
	3.125%, 07/15/23	1,270	1,326,747
	3.250%, 04/15/25	6,203	6,692,770
	3.125%, 04/21/26	988	1,077,572
Avnet, Inc.
	4.625%, 04/15/26	5,560	6,283,262

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
AXIS Specialty Finance P.L.C.
4.000%, 12/06/27	20,320	$22,709,881
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27	1,900	2,090,901
Bank of America Corp.
4.000%, 04/01/24	6,120	6,670,335
3.875%, 08/01/25	2,350	2,620,950
Bank of America Corp., Floating Rate Note, 3M USD LIBOR + 1.040%, FRN
(r) 3.419%, 12/20/28	3,285	3,609,543
Bank of New York Mellon Corp. (The)
3.650%, 02/04/24	10,524	11,338,390
3.000%, 02/24/25	1,913	2,065,240
1.600%, 04/24/25	21,050	21,662,626
2.800%, 05/04/26	7,088	7,671,379
Baxter International, Inc.
2.600%, 08/15/26	4,951	5,295,833
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30	41,000	41,901,625
1.450%, 10/15/30	76,728	75,919,185
Berkshire Hathaway, Inc.
3.125%, 03/15/26	24,128	26,457,962
Best Buy Co., Inc.
4.450%, 10/01/28	19,493	22,839,539
Biogen, Inc.
4.050%, 09/15/25	8,950	10,002,407
# 2.250%, 05/01/30	20,320	20,697,207
Black Hills Corp.
2.500%, 06/15/30	2,850	2,954,764
4.350%, 05/01/33	1,750	2,075,327
BlackRock, Inc.
3.200%, 03/15/27	14,563	16,216,313
3.250%, 04/30/29	6,942	7,845,371
2.400%, 04/30/30	35,500	37,782,554
1.900%, 01/28/31	56,817	57,957,784
Boeing Co. (The)
2.500%, 03/01/25	6,399	6,508,387
# 2.600%, 10/30/25	2,568	2,680,256
3.200%, 03/01/29	5,000	5,277,749
2.950%, 02/01/30	5,000	5,178,329
3.250%, 02/01/35	2,463	2,546,302
Booking Holdings, Inc.
3.600%, 06/01/26	4,494	5,000,596
4.625%, 04/13/30	7,210	8,669,233
BP Capital Markets America, Inc.
3.119%, 05/04/26	8,415	9,171,665
4.234%, 11/06/28	1,267	1,476,808
Broadcom, Inc.
4.300%, 11/15/32	31,000	35,798,915
Brown & Brown, Inc.
4.200%, 09/15/24	4,660	5,110,044
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	2.375%, 03/15/31	3,000	$3,044,463
	Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27	15,000	16,706,868
	Burlington Northern Santa Fe LLC
	3.000%, 04/01/25	4,279	4,607,117
	7.000%, 12/15/25	858	1,077,607
	CA, Inc.
	4.700%, 03/15/27	17,502	19,778,982
	Camden Property Trust
	2.800%, 05/15/30	1,500	1,616,656
	Campbell Soup Co.
	3.300%, 03/19/25	4,045	4,331,212
	4.150%, 03/15/28	5,628	6,446,119
	Capital One Financial Corp.
	3.750%, 04/24/24	4,607	4,971,942
	3.200%, 02/05/25	2,700	2,909,524
	3.750%, 03/09/27	14,165	15,879,260
	3.800%, 01/31/28	5,600	6,325,221
	Cardinal Health, Inc.
	3.410%, 06/15/27	17,718	19,567,650
	Cargill, Inc.
Ω	2.125%, 04/23/30	6,060	6,254,667
	Carrier Global Corp.
#	2.700%, 02/15/31	2,500	2,629,042
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	4,800	5,477,487
	Charles Schwab Corp. (The)
	3.000%, 03/10/25	12,777	13,722,876
	Chevron Corp.
	1.554%, 05/11/25	10,000	10,282,484
	1.995%, 05/11/27	2,300	2,402,063
	2.236%, 05/11/30	29,271	30,664,460
	Chevron USA, Inc.
	3.250%, 10/15/29	17,685	19,740,943
	Choice Hotels International, Inc.
	3.700%, 12/01/29	2,750	3,001,268
	Chubb INA Holdings, Inc.
	3.350%, 05/15/24	5,120	5,519,918
	Cigna Corp.
	3.500%, 06/15/24	1,792	1,916,667
	3.250%, 04/15/25	4,500	4,869,448
	3.400%, 03/01/27	14,920	16,518,679
	4.375%, 10/15/28	2,500	2,941,220
	2.400%, 03/15/30	2,700	2,808,375
	Cincinnati Financial Corp.
	6.920%, 05/15/28	4,000	5,303,677
	Citigroup, Inc.
	3.300%, 04/27/25	5,679	6,187,069
	Citizens Bank N.A.
	3.750%, 02/18/26	4,000	4,455,345
	Clorox Co. (The)
	3.100%, 10/01/27	5,077	5,519,867
	3.900%, 05/15/28	16,112	18,524,182
	CME Group, Inc.
#	3.000%, 03/15/25	2,833	3,050,398

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
CMS Energy Corp.
	3.600%, 11/15/25	3,163	$3,470,797
	3.000%, 05/15/26	4,942	5,340,085
CNA Financial Corp.
	4.500%, 03/01/26	22,057	25,074,147
	3.900%, 05/01/29	2,450	2,794,915
Coca-Cola Co. (The)
	2.900%, 05/25/27	13,535	14,921,585
Comcast Corp.
	3.375%, 08/15/25	4,946	5,409,666
	3.150%, 03/01/26	9,198	10,032,098
	3.150%, 02/15/28	5,000	5,516,070
	4.250%, 10/15/30	10,000	11,879,118
	4.250%, 01/15/33	22,000	26,489,695
	7.050%, 03/15/33	2,200	3,257,112
Comerica, Inc.
#	4.000%, 02/01/29	6,000	6,970,716
Conagra Brands, Inc.
	4.850%, 11/01/28	970	1,165,502
ConocoPhillips Co.
	4.950%, 03/15/26	13,612	15,864,665
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	1,280	1,377,616
	5.300%, 03/01/35	400	519,103
Constellation Brands, Inc.
#	3.600%, 02/15/28	10,825	12,103,982
	3.150%, 08/01/29	7,000	7,574,839
Costco Wholesale Corp.
	3.000%, 05/18/27	19,300	21,334,500
	1.375%, 06/20/27	1,700	1,722,380
	1.600%, 04/20/30	87,012	86,714,962
	1.750%, 04/20/32	63,500	63,697,764
Cox Communications, Inc.
Ω	3.850%, 02/01/25	6,790	7,409,602
Ω	3.500%, 08/15/27	1,200	1,331,296
CVS Health Corp.
	3.375%, 08/12/24	11,857	12,730,043
	3.875%, 07/20/25	13,408	14,839,106
	3.250%, 08/15/29	4,000	4,399,815
Danaher Corp.
#	3.350%, 09/15/25	1,483	1,627,342
Deere & Co.
	5.375%, 10/16/29	467	603,889
Dentsply Sirona, Inc.
	3.250%, 06/01/30	5,500	5,979,515
Discover Bank
	4.650%, 09/13/28	2,800	3,317,908
Discovery Communications LLC
	3.900%, 11/15/24	5,376	5,839,431
	3.450%, 03/15/25	5,671	6,120,765
	3.625%, 05/15/30	5,000	5,512,779
Dollar General Corp.
	3.250%, 04/15/23	4,983	5,188,761
	4.150%, 11/01/25	1,604	1,802,680
Dollar Tree, Inc.
	4.200%, 05/15/28	21,641	24,805,462
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Dominion Energy, Inc.
	3.900%, 10/01/25	10,013	$11,104,105
	DTE Energy Co.
	2.850%, 10/01/26	1,000	1,075,069
	Duke Energy Corp.
	3.750%, 04/15/24	5,205	5,604,595
	DXC Technology Co.
	4.750%, 04/15/27	35,329	40,749,247
	E*TRADE Financial Corp.
	4.500%, 06/20/28	8,496	9,899,775
	Eastman Chemical Co.
	3.800%, 03/15/25	9,527	10,415,631
	Eaton Corp.
	4.000%, 11/02/32	13,775	16,367,118
	Eaton Vance Corp.
	3.500%, 04/06/27	10,462	11,441,992
	eBay, Inc.
	3.600%, 06/05/27	13,375	15,010,463
	Ecolab, Inc.
	2.700%, 11/01/26	2,959	3,184,483
	EI du Pont de Nemours and Co.
	2.300%, 07/15/30	4,000	4,168,060
	Electronic Arts, Inc.
	4.800%, 03/01/26	9,836	11,381,730
	Emerson Electric Co.
	3.150%, 06/01/25	5,312	5,766,373
Enterprise Products Operating LLC
	3.900%, 02/15/24	1,680	1,805,816
	3.700%, 02/15/26	4,976	5,532,578
	6.875%, 03/01/33	1,800	2,589,463
EOG Resources, Inc.
	3.150%, 04/01/25	6,718	7,257,349
	4.375%, 04/15/30	6,000	7,190,789
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	6,590	7,179,594
	ERP Operating L.P.
#	2.500%, 02/15/30	2,800	2,939,032
	Eversource Energy
	4.250%, 04/01/29	1,000	1,179,571
Exelon Corp.
	3.950%, 06/15/25	417	460,185
	3.400%, 04/15/26	20,540	22,545,920
Exxon Mobil Corp.
	3.176%, 03/15/24	2,929	3,122,237
#	2.275%, 08/16/26	2,000	2,119,870
	2.440%, 08/16/29	1,500	1,582,407
	3.482%, 03/19/30	10,000	11,365,289
FedEx Corp.
	3.400%, 02/15/28	5,250	5,849,704
	4.900%, 01/15/34	2,075	2,644,620
	3.900%, 02/01/35	800	936,417
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	18,654	20,392,387
	Fifth Third Bancorp
	3.950%, 03/14/28	26,032	30,245,185

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Flex, Ltd.
	4.875%, 06/15/29	1,700	$1,971,839
	4.875%, 05/12/30	4,000	4,674,095
	FMR LLC
Ω	4.950%, 02/01/33	2,400	3,065,521
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	4,300	4,691,230
GATX Corp.
	3.250%, 03/30/25	5,120	5,501,711
	3.250%, 09/15/26	7,749	8,415,088
	GE Capital Funding LLC
	4.550%, 05/15/32	4,000	4,833,063
	General Electric Co.
	6.750%, 03/15/32	29,038	40,449,818
	General Mills, Inc.
	4.200%, 04/17/28	8,600	9,957,222
General Motors Financial Co., Inc.
	5.250%, 03/01/26	14,136	16,387,781
	4.350%, 01/17/27	1,863	2,110,209
Georgia Power Co.
	3.250%, 04/01/26	3,000	3,271,880
	3.250%, 03/30/27	15,966	17,443,510
	Georgia-Pacific LLC
	7.750%, 11/15/29	1,000	1,459,308
Gilead Sciences, Inc.
	3.700%, 04/01/24	10,612	11,407,621
	3.650%, 03/01/26	8,806	9,759,320
Global Payments, Inc.
	4.800%, 04/01/26	7,031	8,101,000
	4.450%, 06/01/28	8,020	9,319,959
Goldman Sachs Group, Inc. (The)
	4.000%, 03/03/24	26,404	28,611,182
	3.750%, 05/22/25	8,213	8,996,874
	3.750%, 02/25/26	10,350	11,461,945
	2.600%, 02/07/30	5,000	5,223,039
	3.800%, 03/15/30	12,000	13,623,061
	6.125%, 02/15/33	967	1,327,529
	Halliburton Co.
#	2.920%, 03/01/30	1,000	1,049,834
	Harley-Davidson, Inc.
#	3.500%, 07/28/25	5,593	6,048,730
	Hasbro, Inc.
	3.500%, 09/15/27	3,300	3,632,313
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	27,600	28,179,542
	Hewlett Packard Enterprise Co.
	4.900%, 10/15/25	2,025	2,314,876
	Honeywell International, Inc.
	2.500%, 11/01/26	18	19,273
	HP, Inc.
	3.400%, 06/17/30	50,835	54,599,762
	Humana, Inc.
	3.850%, 10/01/24	5,825	6,329,411
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Illinois Tool Works, Inc.
3.500%, 03/01/24	5,399	$5,780,681
Intel Corp.
# 3.150%, 05/11/27	2,500	2,759,624
4.000%, 12/15/32	3,200	3,897,465
Intercontinental Exchange, Inc.
3.750%, 12/01/25	12,500	13,870,625
International Business Machines Corp.
3.375%, 08/01/23	4,409	4,674,812
3.625%, 02/12/24	9,600	10,339,294
3.300%, 01/27/27	26,154	28,906,763
1.950%, 05/15/30	22,940	23,038,523
International Paper Co.
3.800%, 01/15/26	1,136	1,270,218
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24	1,953	2,122,945
4.750%, 03/30/30	1,175	1,415,778
Interstate Power and Light Co.
2.300%, 06/01/30	3,978	4,116,450
Jabil, Inc.
3.600%, 01/15/30	23,550	25,538,601
3.000%, 01/15/31	15,033	15,546,323
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	6,594	7,723,193
JM Smucker Co. (The)
3.500%, 03/15/25	6,042	6,591,527
Johnson & Johnson
2.450%, 03/01/26	3,212	3,446,881
1.300%, 09/01/30	40,000	39,457,033
# 4.950%, 05/15/33	4,000	5,361,628
4.375%, 12/05/33	10,000	12,748,959
3.550%, 03/01/36	4,000	4,764,453
Johnson Controls International P.L.C.
3.625%, 07/02/24	915	984,707
JPMorgan Chase & Co.
# 3.625%, 05/13/24	12,131	13,162,548
3.900%, 07/15/25	22,416	24,854,094
3.200%, 06/15/26	676	738,693
Juniper Networks, Inc.
3.750%, 08/15/29	4,000	4,486,934
Kellogg Co.
3.250%, 04/01/26	8,739	9,588,897
3.400%, 11/15/27	14,600	16,195,733
7.450%, 04/01/31	6,959	10,186,783
Kemper Corp.
2.400%, 09/30/30	5,000	5,083,001
Keurig Dr Pepper, Inc.
3.400%, 11/15/25	5,885	6,454,307
KeyBank NA
# 3.300%, 06/01/25	750	823,020

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Kilroy Realty L.P.
	3.050%, 02/15/30	8,000	$8,559,739
	2.500%, 11/15/32	17,100	17,205,927
Kroger Co. (The)
	3.850%, 08/01/23	2,330	2,468,950
	7.500%, 04/01/31	16,177	23,312,239
	L3Harris Technologies, Inc.
	3.950%, 05/28/24	2,469	2,662,065
Laboratory Corp. of America Holdings
	4.000%, 11/01/23	3,840	4,098,939
	3.600%, 09/01/27	2,500	2,793,993
Lam Research Corp.
	3.800%, 03/15/25	4,094	4,514,504
	4.000%, 03/15/29	3,000	3,510,982
	Lazard Group LLC
	4.500%, 09/19/28	18,426	21,455,295
	Lear Corp.
	3.800%, 09/15/27	3,495	3,903,580
Legg Mason, Inc.
	3.950%, 07/15/24	4,736	5,178,457
	4.750%, 03/15/26	9,317	10,851,409
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	10,665	12,582,185
	Lincoln National Corp.
#	3.400%, 01/15/31	8,680	9,637,252
Lockheed Martin Corp.
	2.900%, 03/01/25	4,480	4,818,468
	3.550%, 01/15/26	4,800	5,332,655
Loews Corp.
	2.625%, 05/15/23	3,761	3,889,729
	3.750%, 04/01/26	11,870	13,293,213
Lowe's Cos., Inc.
	3.120%, 04/15/22	292	295,732
	3.375%, 09/15/25	5,183	5,677,127
	LYB International Finance II BV
	3.500%, 03/02/27	4,166	4,603,534
	LYB International Finance III LLC
	3.375%, 05/01/30	8,800	9,724,601
	LyondellBasell Industries NV
	5.750%, 04/15/24	5,827	6,546,181
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25	8,028	8,608,615
	Marathon Petroleum Corp.
	3.625%, 09/15/24	7,691	8,275,016
	Mars, Inc.
Ω	1.625%, 07/16/32	4,400	4,300,841
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24	8,320	8,953,706
	3.750%, 03/14/26	3,300	3,677,475
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	5,931	6,608,726
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Medtronic, Inc.
	3.500%, 03/15/25	616	$676,653
	4.375%, 03/15/35	4,465	5,671,211
	Merck & Co., Inc.
#	2.750%, 02/10/25	11,609	12,419,959
	3.400%, 03/07/29	18,884	21,376,481
#	1.450%, 06/24/30	57,700	57,234,760
	MetLife, Inc.
	3.600%, 04/10/24	6,140	6,641,060
	5.700%, 06/15/35	7,400	10,380,084
	Micron Technology, Inc.
	4.663%, 02/15/30	330	386,937
	Microsoft Corp.
	2.400%, 08/08/26	29,634	31,718,015
	3.300%, 02/06/27	14,692	16,422,394
	Molson Coors Beverage Co.
	3.500%, 05/01/22	787	805,552
	3.000%, 07/15/26	18,416	19,896,179
	Morgan Stanley
	3.875%, 04/29/24	8,982	9,763,614
	3.875%, 01/27/26	18,683	20,947,954
	3.625%, 01/20/27	15,726	17,566,254
	7.250%, 04/01/32	7,000	10,337,236
	Mosaic Co. (The)
	4.250%, 11/15/23	1,336	1,432,936
	4.050%, 11/15/27	6,000	6,804,184
	Motorola Solutions, Inc.
	4.600%, 05/23/29	4,700	5,550,144
	2.300%, 11/15/30	22,000	21,995,719
	MPLX L.P.
	4.125%, 03/01/27	12,020	13,548,830
	Mylan, Inc.
	4.200%, 11/29/23	3,480	3,731,570
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32	2,708	4,155,020
	NetApp, Inc.
	3.250%, 12/15/22	1,088	1,117,509
	3.300%, 09/29/24	3,451	3,695,690
	2.700%, 06/22/30	5,000	5,276,692
	NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27	25,641	28,713,198
	NIKE, Inc.
#	2.375%, 11/01/26	13,083	13,979,941
	2.850%, 03/27/30	45,100	49,530,744
	Northern Trust Corp.
	1.950%, 05/01/30	23,270	23,865,700
	Nucor Corp.
	3.950%, 05/01/28	10,245	11,820,882
	2.700%, 06/01/30	9,000	9,533,121
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,748	3,041,639
	Omnicom Group, Inc.
	4.200%, 06/01/30	13,055	15,164,492

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24	6,057	$6,608,145
	Oracle Corp.
	2.950%, 05/15/25	15,400	16,435,591
	2.650%, 07/15/26	39,785	42,225,745
	3.250%, 11/15/27	36,794	40,209,908
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27	21,580	24,419,083
	Owens Corning
	3.875%, 06/01/30	8,826	9,957,047
	Packaging Corp. of America
	4.500%, 11/01/23	3,888	4,193,508
	Parker-Hannifin Corp.
	3.300%, 11/21/24	3,093	3,323,326
	3.250%, 06/14/29	6,200	6,843,651
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	1,000	1,096,830
	PepsiCo, Inc.
	3.500%, 07/17/25	10,309	11,365,214
	PerkinElmer, Inc.
	3.300%, 09/15/29	1,700	1,858,149
	Pfizer, Inc.
	3.000%, 12/15/26	42,108	46,577,266
	3.450%, 03/15/29	5,000	5,681,536
#	1.700%, 05/28/30	5,000	5,053,762
	Philip Morris International, Inc.
#	3.250%, 11/10/24	7,098	7,693,869
	3.125%, 08/17/27	2,000	2,206,397
	3.375%, 08/15/29	6,000	6,722,312
	2.100%, 05/01/30	10,750	10,918,250
	Phillips 66 Partners L.P.
	3.550%, 10/01/26	23,603	25,782,025
	3.750%, 03/01/28	3,265	3,610,143
	3.150%, 12/15/29	18,000	19,124,296
	PNC Bank NA
	2.950%, 02/23/25	8,093	8,705,882
	3.250%, 06/01/25	8,000	8,728,720
	PPG Industries, Inc.
	2.800%, 08/15/29	2,603	2,792,534
	2.550%, 06/15/30	9,250	9,703,848
	PPL Capital Funding, Inc.
	3.100%, 05/15/26	11,200	12,118,227
	Precision Castparts Corp.
	3.250%, 06/15/25	30,987	33,813,510
	Principal Financial Group, Inc.
	3.125%, 05/15/23	4,444	4,651,823
	3.400%, 05/15/25	5,700	6,192,963
	3.100%, 11/15/26	5,472	5,965,643
	Procter & Gamble Co. (The)
#	2.450%, 11/03/26	1,077	1,159,175
	2.850%, 08/11/27	12,850	14,117,565
	3.000%, 03/25/30	2,000	2,231,126
	1.200%, 10/29/30	35,500	34,376,131
#	1.950%, 04/23/31	10,000	10,319,071
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Progress Energy, Inc.
	7.750%, 03/01/31	2,500	$3,624,533
	Prudential Financial, Inc.
	3.878%, 03/27/28	1,215	1,402,959
	PSEG Power LLC
	4.300%, 11/15/23	5,815	6,240,943
	Public Service Enterprise Group, Inc.
Ω	8.625%, 04/15/31	1,000	1,517,416
	Puget Energy, Inc.
	6.000%, 09/01/21	7,900	7,933,237
QUALCOMM, Inc.
	2.150%, 05/20/30	5,000	5,172,589
	1.650%, 05/20/32	17,843	17,406,557
	Quest Diagnostics, Inc.
	3.500%, 03/30/25	384	417,479
	Raytheon Technologies Corp.
	7.500%, 09/15/29	615	870,559
Reinsurance Group of America, Inc.
	4.700%, 09/15/23	3,840	4,166,800
	3.950%, 09/15/26	16,189	18,167,067
	3.900%, 05/15/29	4,725	5,368,991
	3.150%, 06/15/30	15,855	17,195,091
	Rockwell Automation, Inc.
	2.875%, 03/01/25	5,738	6,133,881
	Royalty Pharma P.L.C.
Ω	2.200%, 09/02/30	5,000	4,976,543
	salesforce.com, Inc.
	3.700%, 04/11/28	12,800	14,648,726
	Schlumberger Investment SA
	2.650%, 06/26/30	9,852	10,490,721
Sempra Energy
	4.050%, 12/01/23	2,205	2,364,364
	3.550%, 06/15/24	6,400	6,877,117
Sherwin-Williams Co. (The)
	3.450%, 08/01/25	6,794	7,438,885
	3.450%, 06/01/27	1,035	1,150,222
	2.950%, 08/15/29	6,000	6,535,323
	Simon Property Group L.P.
#	2.650%, 07/15/30	20,000	21,106,147
	Southern Co. (The)
	3.250%, 07/01/26	8,992	9,825,675
	Southern Power Co.
	4.150%, 12/01/25	5,433	6,113,206
Southwest Gas Corp.
	3.700%, 04/01/28	2,900	3,259,216
	2.200%, 06/15/30	13,700	13,942,503
	Stanley Black & Decker, Inc.
	2.300%, 03/15/30	3,000	3,148,000
State Street Corp.
	3.300%, 12/16/24	13,947	15,180,800
	3.550%, 08/18/25	8,254	9,148,890
	Steel Dynamics, Inc.
	3.250%, 01/15/31	18,125	19,800,653
Stryker Corp.
#	3.375%, 05/15/24	512	549,509

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	3.375%, 11/01/25	11,427	$12,507,803
	3.650%, 03/07/28	25,656	29,064,182
	Sysco Corp.
	3.750%, 10/01/25	685	755,314
	3.300%, 07/15/26	18,844	20,647,091
	3.250%, 07/15/27	4,934	5,398,817
	Target Corp.
	2.500%, 04/15/26	2,521	2,712,808
	TCI Communications, Inc.
	7.875%, 02/15/26	1,520	1,967,112
	TD Ameritrade Holding Corp.
	3.625%, 04/01/25	7,358	8,068,787
	Texas Instruments, Inc.
	2.900%, 11/03/27	3,500	3,839,209
	Textron, Inc.
	2.450%, 03/15/31	15,590	15,950,841
	TJX Cos., Inc. (The)
	2.250%, 09/15/26	14,681	15,524,474
	Travelers Property Casualty Corp.
	6.375%, 03/15/33	800	1,159,085
	Truist Financial Corp.
	3.700%, 06/05/25	14,345	15,873,329
	TWDC Enterprises 18 Corp.
	3.150%, 09/17/25	9,588	10,436,268
	7.000%, 03/01/32	1,340	1,955,023
	U.S. Bank NA
#	2.800%, 01/27/25	5,950	6,385,889
	Union Pacific Corp.
	3.250%, 01/15/25	9,515	10,266,014
Ω	2.891%, 04/06/36	22,950	24,446,180
	United Parcel Service, Inc.
	3.050%, 11/15/27	2,127	2,376,361
	UnitedHealth Group, Inc.
	2.750%, 02/15/23	8,672	8,945,997
	3.750%, 07/15/25	12,530	13,974,876
	3.100%, 03/15/26	1,290	1,414,813
	3.850%, 06/15/28	1,500	1,734,951
	Unum Group
	4.000%, 03/15/24	5,051	5,447,928
	3.875%, 11/05/25	1,977	2,175,599
	4.000%, 06/15/29	10,963	12,443,977
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26	18,167	20,153,521
	Valero Energy Corp.
	3.400%, 09/15/26	8,918	9,686,430
	7.500%, 04/15/32	580	819,073
	Ventas Realty L.P.
	3.000%, 01/15/30	1,100	1,170,695
	Verizon Communications, Inc.
	3.376%, 02/15/25	531	577,555
	2.625%, 08/15/26	2,026	2,159,939
	4.125%, 03/16/27	3,000	3,435,326
	4.329%, 09/21/28	2,000	2,345,760
	4.016%, 12/03/29	17,153	19,855,295
	VF Corp.
	2.800%, 04/23/27	1,000	1,076,123
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
2.950%, 04/23/30	516	$553,292
ViacomCBS, Inc.
3.875%, 04/01/24	4,899	5,267,429
3.500%, 01/15/25	2,364	2,547,592
2.900%, 01/15/27	21,061	22,645,430
7.875%, 07/30/30	1,137	1,634,781
4.950%, 01/15/31	3,993	4,887,938
4.200%, 05/19/32	12,600	14,741,025
Visa, Inc.
3.150%, 12/14/25	4,555	4,995,753
2.050%, 04/15/30	96,059	99,959,748
# 1.100%, 02/15/31	45,000	43,152,631
4.150%, 12/14/35	8,000	10,002,532
VMware, Inc.
3.900%, 08/21/27	1,024	1,152,217
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	514	562,895
# 3.200%, 04/15/30	23,552	25,609,730
Walmart, Inc.
3.050%, 07/08/26	11,777	12,958,560
3.700%, 06/26/28	5,000	5,742,767
3.250%, 07/08/29	25,632	28,978,929
2.375%, 09/24/29	19,101	20,502,078
7.550%, 02/15/30	9,346	13,844,611
5.250%, 09/01/35	22,000	30,494,888
Walt Disney Co. (The)
3.700%, 09/15/24	13,864	15,071,133
1.750%, 01/13/26	5,000	5,167,697
2.650%, 01/13/31	24,000	25,570,706
6.200%, 12/15/34	1,700	2,428,869
WEC Energy Group, Inc.
3.550%, 06/15/25	5,268	5,771,645
Wells Fargo & Co.
3.000%, 02/19/25	16,264	17,433,427
3.000%, 04/22/26	9,473	10,275,928
3.000%, 10/23/26	1,490	1,614,722
4.150%, 01/24/29	1,200	1,387,045
Welltower, Inc.
4.125%, 03/15/29	1,550	1,785,051
2.750%, 01/15/31	11,393	11,976,830
Westlake Chemical Corp.
3.375%, 06/15/30	11,785	12,881,053
WestRock MWV LLC
8.200%, 01/15/30	19,367	27,650,911
Whirlpool Corp.
3.700%, 05/01/25	15,463	17,009,555
4.750%, 02/26/29	1,300	1,550,586
Williams Cos., Inc. (The)
4.000%, 09/15/25	12,364	13,748,034
3.750%, 06/15/27	7,863	8,797,681
3.500%, 11/15/30	15,200	16,794,753
Wisconsin Electric Power Co.
3.100%, 06/01/25	3,200	3,452,296
WRKCo, Inc.
4.200%, 06/01/32	1,800	2,116,795
3.000%, 06/15/33	19,705	21,106,845

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	1,915	$2,082,288
Zoetis, Inc.
3.000%, 09/12/27	26,275	28,715,053
TOTAL UNITED STATES		5,376,091,629
TOTAL BONDS		6,733,679,078
U.S. TREASURY OBLIGATIONS — (32.1%)
U.S. Treasury Bonds
6.750%, 08/15/26	38,863	50,500,777
6.625%, 02/15/27	74,651	98,410,750
6.125%, 11/15/27	29,407	38,870,436
5.250%, 11/15/28	10,442	13,569,835
5.250%, 02/15/29	60,685	79,248,447
6.125%, 08/15/29	35,585	49,525,284
6.250%, 05/15/30	45,710	65,392,369
5.375%, 02/15/31	64,500	89,067,949
# 4.500%, 02/15/36	251,000	352,537,344
U.S. Treasury Notes
2.250%, 11/15/25	98,895	105,848,555
1.625%, 02/15/26	60,499	63,169,777
1.625%, 05/15/26	115,000	120,161,523
1.500%, 08/15/26	93,787	97,450,866
1.625%, 09/30/26	65,000	67,968,164
2.000%, 11/15/26	85,000	90,508,399
1.625%, 11/30/26	39,750	41,563,594
1.500%, 01/31/27	59,500	61,826,543
2.250%, 02/15/27	60,000	64,760,156
2.375%, 05/15/27	106,200	115,554,727
0.500%, 06/30/27	45,000	44,112,305
2.250%, 08/15/27	100,000	108,207,031
0.500%, 10/31/27	65,000	63,428,320
2.250%, 11/15/27	79,018	85,571,263
	Face Amount	Value†
	(000)

0.625%, 11/30/27	35,000	$34,375,195
0.625%, 12/31/27	125,000	122,646,485
2.750%, 02/15/28	88,300	98,492,442
1.125%, 02/29/28	115,000	116,343,164
1.250%, 03/31/28	135,000	137,515,429
1.250%, 04/30/28	80,000	81,478,125
2.875%, 05/15/28	99,000	111,460,079
2.875%, 08/15/28	113,000	127,442,813
3.125%, 11/15/28	75,000	86,059,571
2.625%, 02/15/29	110,000	122,499,609
2.375%, 05/15/29	83,000	91,021,171
1.625%, 08/15/29	118,000	122,826,016
1.750%, 11/15/29	92,500	97,193,653
1.500%, 02/15/30	189,700	195,161,285
0.625%, 05/15/30	220,000	209,979,686
0.625%, 08/15/30	224,000	213,167,499
0.875%, 11/15/30	249,000	241,763,437
1.125%, 02/15/31	233,000	230,961,250
1.625%, 05/15/31	36,000	37,321,875
TOTAL U.S. TREASURY OBLIGATIONS		4,444,963,198
TOTAL INVESTMENT SECURITIES (Cost $12,644,458,152)		13,360,750,144

		Shares
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	42,358,194	490,084,302
TOTAL INVESTMENTS — (100.0%)
(Cost $13,134,519,538)^^			$13,850,834,446

Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$2,182,107,868	—	$2,182,107,868
Bonds
Australia	—	185,410,988	—	185,410,988
Belgium	—	19,513,613	—	19,513,613
Canada	—	93,764,243	—	93,764,243
Denmark	—	2,261,111	—	2,261,111
France	—	100,096,657	—	100,096,657
Germany	—	120,989,202	—	120,989,202
Ireland	—	1,736,330	—	1,736,330
Italy	—	32,783,266	—	32,783,266
Japan	—	164,644,783	—	164,644,783
Netherlands	—	156,857,885	—	156,857,885
Norway	—	14,113,411	—	14,113,411
Spain	—	75,648,201	—	75,648,201

DFA Investment Grade Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Supranational Organization Obligations	—	$2,534,507	—	$2,534,507
Switzerland	—	146,963,637	—	146,963,637
United Kingdom	—	240,269,615	—	240,269,615
United States	—	5,376,091,629	—	5,376,091,629
U.S. Treasury Obligations	—	4,444,963,198	—	4,444,963,198
Securities Lending Collateral	—	490,084,302	—	490,084,302
TOTAL	—	$13,850,834,446	—	$13,850,834,446

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.3%)
Treasury Inflation Protected Security
0.625%, 01/15/26	242,000	$308,612,045
0.125%, 07/15/26	396,950	496,288,589
0.375%, 01/15/27	462,000	581,121,425
2.375%, 01/15/27	182,500	303,524,063
0.375%, 07/15/27	401,500	503,550,711
0.500%, 01/15/28	203,600	254,969,073
1.750%, 01/15/28	241,700	383,404,813
3.625%, 04/15/28	227,500	520,530,803
0.750%, 07/15/28	91,000	114,783,393
0.875%, 01/15/29	445,500	564,086,135
2.500%, 01/15/29	329,500	544,718,652
3.875%, 04/15/29	262,745	618,775,904
0.250%, 07/15/29	159,500	191,936,279
0.125%, 01/15/30	162,000	191,453,155
0.125%, 07/15/30	10,000	11,923,595
3.375%, 04/15/32	217,000	498,516,165
2.125%, 02/15/40	306,000	583,887,023
2.125%, 02/15/41	143,000	272,465,488
TOTAL U.S. TREASURY OBLIGATIONS Cost ($6,175,726,123)		6,944,547,311

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund 0.025%	47,001,067	47,001,067
TOTAL INVESTMENTS — (100.0%)
(Cost $6,222,727,190)^^		$6,991,548,378
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$6,944,547,311	—	$6,944,547,311
Temporary Cash Investments	$47,001,067	—	—	47,001,067
TOTAL	$47,001,067	$6,944,547,311	—	$6,991,548,378

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
CERTIFICATES OF DEPOSIT — (1.3%)
City of Houston
0.070%, 08/05/21	6,300	$6,300,052
University of Michigan
0.110%, 09/02/21	1,500	1,500,070
0.090%, 09/03/21	23,035	23,035,882
TOTAL CERTIFICATES OF DEPOSIT		30,836,004

MUNICIPAL BONDS — (98.7%)
ALABAMA — (0.3%)
Alabama Federal Aid Highway Finance Auth. (RB)
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/22)	1,000	1,053,104
Alabama State (GO) Series A
5.000%, 08/01/21	7,480	7,480,000
TOTAL ALABAMA		8,533,104
ALASKA — (0.3%)
Municipality of Anchorage (GO) (TAN)
1.500%, 12/15/21	7,000	7,037,661
ARIZONA — (0.4%)
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	6,000	6,269,936
City of Tucson (GO) Series A
5.000%, 07/01/22	1,500	1,567,566
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/23	1,425	1,558,820
TOTAL ARIZONA		9,396,322
CALIFORNIA — (6.6%)
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/26 (Pre-refunded @ $100, 4/1/22)	3,995	4,126,240
California State (GO)
5.000%, 10/01/21	2,215	2,232,690
	FaceAmount	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/35 (Pre-refunded @ $100, 6/1/23)	1,000	$1,072,155
City of Los Angeles (RN)
4.000%, 06/23/22	50,000	51,758,470
East Side Union High School District (GO) Series C
3.000%, 08/01/22	7,540	7,762,088
Los Angeles County (RN)
4.000%, 06/30/22	15,060	15,601,204
Los Angeles County Schools (RN)
2.000%, 12/30/21	735	740,908
Los Angeles County Schools (RN) Series B-3
2.000%, 12/30/21	9,285	9,359,639
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	9,000	9,848,826
Riverside County (RN)
2.000%, 06/30/22	6,250	6,361,914
San Diego Unified School District (RN) Series A
4.000%, 06/30/22	19,670	20,380,557
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/22	10,790	11,325,160
San Francisco Unified School District (RN)
2.000%, 12/31/21	5,000	5,040,484
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	1,965	1,971,063
4.000%, 09/01/22	1,600	1,668,292
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/22	820	857,013
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	10,385	10,785,020

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	920	$1,010,912
TOTAL CALIFORNIA		161,902,635
COLORADO — (3.7%)
Board of Governors of Colorado State University System (RB) (ST HGR ED INTER) Series A
¤ 5.000%, 03/01/38 (Pre-refunded @ $100, 3/1/22)	1,250	1,285,740
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/21	1,275	1,282,389
5.000%, 09/15/22	3,420	3,608,995
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series A
6.000%, 12/01/22	1,920	2,071,551
City & County of Denver (GO) Series A
5.000%, 08/01/22	3,845	4,033,911
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/21	2,900	2,940,466
5.000%, 11/15/22	1,200	1,275,685
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/22	870	923,091
5.000%, 11/15/23	1,415	1,569,379
Colorado State Education Loan Program (RN) Series A
4.000%, 06/29/22	50,000	51,791,345
Colorado Water Resources & Power Development Authority (RB) Series C
¤ 5.000%, 09/01/36 (Pre-refunded @ $100, 9/1/21)	1,900	1,907,328
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/22	11,950	12,736,313
	FaceAmount	Value†
	(000)
COLORADO — (Continued)
Ignacio School District 11JT (GO) (ST AID WITHHLDG)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/21)	1,215	$1,234,545
Jefferson County
5.000%, 12/15/22	1,180	1,259,568
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,370	1,526,119
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,000	1,052,528
TOTAL COLORADO		90,498,953
CONNECTICUT — (4.0%)
City of Bridgeport (GO) Series A
¤ 5.000%, 02/15/32 (Pre-refunded @ $100, 2/15/22)	2,200	2,258,065
City of Danbury (GO) (BAN)
1.000%, 07/14/22	25,000	25,229,320
City of Danbury
4.000%, 07/15/22	2,775	2,873,568
City of Danbury (GO) Series A
4.000%, 07/15/22	1,200	1,244,712
4.000%, 07/15/23	1,200	1,291,099
City of Middletown (GO)
5.000%, 04/01/23	3,220	3,482,509
The Metropolitan District (RB) Series A
¤ 5.000%, 04/01/32 (Pre-refunded @ $100, 4/1/22)	5,550	5,731,567
Town of Cheshire (GO) Series B
4.000%, 07/15/22	1,500	1,556,477
Town of Greenwich (GO) (BAN)
1.500%, 01/13/22	25,000	25,163,857
Town of Greenwich (GO) Series A
5.000%, 01/15/22	5,575	5,699,579
Town of Groton (GO) (BAN)
3.000%, 04/28/22	15,660	16,003,095
Town of North Branford (GO) (BAN)
2.000%, 08/04/22	1,000	1,018,992
Town of South Windsor (GO)
4.000%, 02/01/22	1,350	1,376,472

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
CONNECTICUT — (Continued)
Town of South Windsor (GO) Series B
4.000%, 12/15/22	1,095	$1,154,193
Town of South Windsor (GO) (BAN)
1.500%, 02/11/22	1,500	1,511,462
Town of Southington (GO)
4.000%, 01/15/22	495	503,834
4.000%, 01/15/23	1,015	1,072,888
TOTAL CONNECTICUT		97,171,689
DELAWARE — (0.6%)
Delaware State (GO)
5.000%, 03/01/22	3,000	3,086,081
5.000%, 02/01/23	9,000	9,666,160
Delaware State (GO) Series B
5.000%, 07/01/22	1,250	1,306,541
TOTAL DELAWARE		14,058,782
DISTRICT OF COLUMBIA — (0.1%)
District of Columbia (RB) Series G
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/21)	2,430	2,469,498
FLORIDA — (1.8%)
5.000%, 07/01/22	6,130	6,404,963
Florida State (GO) Series B
5.000%, 06/01/22	2,500	2,602,524
Florida State (GO) Series F
5.000%, 06/01/22	245	255,047
Miami-Dade County (GO) Series A
5.000%, 11/01/21	1,735	1,756,018
Miami-Dade County Water & Sewer System Revenue (RB)
5.000%, 10/01/21	3,500	3,527,837
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	2,500	2,519,966
Orlando Utilities Commission (RB) Series C
5.000%, 10/01/22	2,000	2,115,147
5.000%, 10/01/23	1,800	1,989,724
School District of Broward County (RN)
2.000%, 06/30/22	20,000	20,358,124
School District of Broward County (GO)
5.000%, 07/01/22	1,660	1,734,617
TOTAL FLORIDA		43,263,967
	FaceAmount	Value†
	(000)
GEORGIA — (3.3%)
City of Atlanta GA (GO)
5.000%, 12/01/21	1,805	$1,834,318
Cobb County (GO)
5.000%, 01/01/22	500	510,187
Fulton County (RN)
1.250%, 12/31/21	35,000	35,174,636
Georgia State (GO) Series A
5.000%, 07/01/22	8,500	8,882,874
5.000%, 07/01/23	10,000	10,943,140
Georgia State (GO) Series A-GRP 1
5.000%, 08/01/22	10,550	11,068,339
Gwinnett County School District (GO)
4.000%, 02/01/22	3,685	3,757,074
Henry County (GO)
5.000%, 05/01/22	600	622,085
Henry County School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/23	5,800	6,365,780
Paulding County School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/22	1,500	1,543,725
TOTAL GEORGIA		80,702,158
HAWAII — (2.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/21	3,685	3,714,126
5.000%, 10/01/23	715	790,363
City & County of Honolulu (GO) Series F
5.000%, 07/01/22	1,250	1,305,833
Hawaii State (GO) Series DZ
¤ 5.000%, 12/01/22 (Pre-refunded @ $100, 12/1/21)	2,000	2,032,173
Hawaii State (GO) Series EF
5.000%, 11/01/21	5,500	5,566,767
Hawaii State (GO) Series EO
5.000%, 08/01/22	6,000	6,295,409
Hawaii State (GO) Series EY
5.000%, 10/01/22	9,055	9,575,234
Hawaii State (GO) Series EZ
5.000%, 10/01/21	2,080	2,096,646
5.000%, 10/01/22	7,040	7,444,467
Hawaii State (GO) Series FB
5.000%, 04/01/22	2,000	2,065,528
Hawaii State (GO) Series FE
5.000%, 10/01/21	3,260	3,286,089
Hawaii State (GO) Series FH
5.000%, 10/01/21	3,715	3,744,731
Hawaii State (GO) Series FK
4.000%, 05/01/23	1,020	1,089,895

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
HAWAII — (Continued)
Hawaii State (GO) Series FN
5.000%, 10/01/21	6,070	$6,118,578
Maui County (GO)
5.000%, 03/01/22	500	514,347
TOTAL HAWAII		55,640,186
ILLINOIS — (0.6%)
Illinois Finance Authority (RB)
¤ 4.000%, 06/01/47 (Pre-refunded @ $100, 6/1/22)	7,575	7,815,515
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/21	390	395,613
Lake County Forest Preserve District (GO)
5.000%, 12/15/21	4,575	4,657,785
5.000%, 12/15/22	1,485	1,585,349
TOTAL ILLINOIS		14,454,262
INDIANA — (0.0%)
Lake Central Multi-District School Building Corp. (RB) (ST AID WITHHLDG)
¤ 5.000%, 01/15/33 (Pre-refunded @ $100, 1/15/23)	1,000	1,071,436
IOWA — (0.4%)
Ankeny Community School District (GO) Series A
5.000%, 06/01/22	2,500	2,601,668
City of Ankeny (GO) Series A
5.000%, 06/01/22	4,495	4,679,337
Iowa Finance Authority (RB)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	2,205	2,420,221
TOTAL IOWA		9,701,226
KANSAS — (1.2%)
City of Lawrence (GO) Series I
4.500%, 05/01/22	1,000	1,033,362
City of Topeka (GO) Series A
2.000%, 10/01/21	5,000	5,015,361
City of Wichita (GO) Series 302
3.500%, 10/15/21	15,000	15,105,400
City of Wichita (GO) Series 304
4.500%, 10/15/21	6,000	6,054,325
	FaceAmount	Value†
	(000)
KANSAS — (Continued)
Johnson County (GO) Series A
3.000%, 09/01/22	1,135	$1,171,090
TOTAL KANSAS		28,379,538
KENTUCKY — (0.2%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35	3,115	3,239,661
Louisville Water Co (RB)
5.000%, 11/15/21	2,825	2,864,584
TOTAL KENTUCKY		6,104,245
LOUISIANA — (0.6%)
Louisiana State (GO) Series A
5.000%, 08/01/22	1,225	1,284,934
5.000%, 03/01/23	7,105	7,655,345
Louisiana State (GO) Series B
5.000%, 08/01/22	975	1,022,602
Louisiana State (GO) Series C
5.000%, 08/01/21	5,000	5,000,000
TOTAL LOUISIANA		14,962,881
MAINE — (0.3%)
Cumberland County (GO) (TAN)
1.500%, 11/05/21	6,000	6,022,560
Maine Municipal Bond Bank (RB) Series C
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/21)	1,000	1,012,122
TOTAL MAINE		7,034,682
MARYLAND — (6.0%)
Anne County Arundel (GO)
5.000%, 10/01/21	11,480	11,571,493
5.000%, 10/01/22	4,115	4,350,920
Baltimore County (GO)
3.000%, 11/01/21	6,080	6,124,088
5.000%, 03/01/22	4,385	4,510,821
5.000%, 03/01/23	6,595	7,110,216
Baltimore County (GO) (BAN)
4.000%, 03/23/22	35,000	35,886,193
Carroll County (GO) Series A
4.000%, 11/01/22	1,605	1,684,044
City of Baltimore (GO) Series A
4.000%, 10/15/21	1,520	1,531,904

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
MARYLAND — (Continued)
Howard County (GO) Series A
5.000%, 08/15/21	100	$100,166
5.000%, 08/15/22	7,935	8,341,750
Maryland State (GO) Series B
5.000%, 08/01/21	5,000	5,000,000
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/22)	2,500	2,622,501
Maryland State Department of Transportation (RB)
5.000%, 11/01/21	5,020	5,080,940
5.000%, 12/01/21	2,460	2,500,040
5.000%, 12/15/22	11,270	12,031,572
5.000%, 09/01/23	2,630	2,899,218
Montgomery County (RB)
¤ 5.000%, 12/01/40 (Pre-refunded @ $100, 12/1/21)	3,000	3,048,763
Montgomery County (GO) Series A
4.000%, 08/01/22	11,000	11,432,233
Montgomery County (GO) Series B
5.000%, 12/01/21	4,000	4,064,971
Prince County George's (GO) Series A
5.000%, 09/15/21	3,500	3,520,283
5.000%, 07/15/22	10,000	10,471,486
Queen County Anne's (GO)
5.000%, 07/15/22	1,550	1,622,470
Talbot County (GO)
2.000%, 12/15/21	1,330	1,339,540
TOTAL MARYLAND		146,845,612
MASSACHUSETTS — (9.2%)
City of Attleboro (GO)
5.000%, 10/15/21	1,440	1,454,127
City of Beverly (GO)
5.000%, 03/15/22	645	664,630
5.000%, 03/15/23	1,215	1,311,211
City of Boston (GO) Series A
5.000%, 03/01/22	1,975	2,031,670
City of Boston (GO) Series B
5.000%, 04/01/22	1,300	1,342,682
City of Framingham (GO)
5.000%, 12/15/21	1,020	1,038,534
5.000%, 06/15/22	1,755	1,830,353
5.000%, 12/15/22	480	512,436
City of Lowell (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	1,910	1,917,318
City of New Bedford (GO) (BAN)
2.000%, 04/15/22	9,000	9,123,669
	FaceAmount	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Quincy (GO) (BAN)
1.500%, 01/14/22	10,000	$10,065,043
1.000%, 06/10/22	31,000	31,248,081
1.000%, 07/08/22	10,000	10,087,300
City of Somerville (GO) (BAN)
2.000%, 06/03/22	35,000	35,560,304
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	4,240	4,256,246
City of Worcester (GO) (BAN)
2.000%, 02/01/22	15,000	15,142,074
City of Worcester (GO)
5.000%, 02/15/23	1,800	1,933,493
Commonwealth of Massachusetts (GO) Series A
¤ 5.000%, 12/01/38 (Pre-refunded @ $100, 12/1/21)	5,000	5,081,273
Commonwealth of Massachusetts (GO) Series C
5.000%, 10/01/21	8,000	8,063,758
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/21	2,405	2,414,721
Dennis & Yarmouth Regional School District (GO) (BAN)
2.000%, 10/06/21	14,000	14,048,667
Massachusetts School Building Authority (RB) Series B
¤ 5.000%, 10/15/41 (Pre-refunded @ $100, 10/15/21)	6,000	6,059,508
North Middlesex Regional School District (GO) (BAN)
2.000%, 02/04/22	10,000	10,099,365
Town of Ashland (GO) (BAN)
2.000%, 08/08/22	10,000	10,194,648
Town of Danvers (GO) (BAN)
1.250%, 10/22/21	6,000	6,015,537
Town of Dracut (GO)
5.000%, 07/15/22	1,275	1,334,487
Town of Needham MA (GO)
5.000%, 07/15/22	1,510	1,581,194
Town of Orleans (GO) (BAN)
1.500%, 02/04/22	9,000	9,065,766
Town of Plymouth (GO)
5.000%, 05/01/23	1,010	1,097,187
Town of Provincetown (GO)
5.000%, 09/15/21	1,435	1,443,247
5.000%, 09/15/22	1,350	1,423,976

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Watertown (GO)
5.000%, 02/01/22	1,250	$1,280,564
5.000%, 02/01/23	2,445	2,625,207
Town of Westborough (GO) (BAN)
2.000%, 03/29/22	15,000	15,193,082
TOTAL MASSACHUSETTS		226,541,358
MICHIGAN — (1.5%)
Ann Arbor School District (GO) (Q-SBLF)
¤ 5.000%, 05/01/29 (Pre-refunded @ $100, 5/1/22)	1,810	1,876,676
Michigan Finance Authority (RB)
¤ 5.000%, 10/01/28 (Pre-refunded @ $100, 10/1/22)	3,000	3,171,626
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/22)	2,000	2,114,417
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/22)	2,000	2,114,417
Michigan State Hospital Finance Authority (RB)
¤ 5.000%, 12/01/34 (Pre-refunded @ $100, 6/1/22)	26,810	27,894,390
TOTAL MICHIGAN		37,171,526
MINNESOTA — (1.9%)
City of Maple Grove (GO) Series E
5.000%, 02/01/22	330	337,885
City of Minneapolis (GO)
3.000%, 12/01/21	5,600	5,654,443
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	340	343,305
Hennepin County (GO) Series B
5.000%, 12/01/21	650	660,580
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	5,875	6,303,412
Metropolitan Council (GO) Series E
5.000%, 09/01/21	770	772,969
	FaceAmount	Value†
	(000)
MINNESOTA — (Continued)
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/22	3,395	$3,477,325
5.000%, 02/01/23	2,295	2,462,714
Minnesota State (GO)
5.000%, 08/01/21	200	200,000
Minnesota State (GO) Series A
5.000%, 08/01/22	1,800	1,888,623
Minnesota State (GO) Series B
2.000%, 08/01/22	2,500	2,548,530
5.000%, 08/01/24	1,230	1,409,052
Minnesota State (GO) Series D
5.000%, 08/01/21	7,230	7,230,000
5.000%, 08/01/22	12,610	13,230,851
TOTAL MINNESOTA		46,519,689
MISSOURI — (0.5%)
City of Kansas City (GO) Series A
3.000%, 02/01/22	2,570	2,607,175
3.000%, 02/01/23	1,995	2,080,305
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/22	2,250	2,314,427
5.000%, 03/01/23	1,750	1,886,424
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
5.000%, 03/01/22	830	853,766
Saint Louis County (GO)
5.000%, 02/01/22	2,420	2,479,173
TOTAL MISSOURI		12,221,270
NEBRASKA — (0.5%)
Nebraska Public Power District (RB) Series A
¤ 5.000%, 01/01/24 (Pre-refunded @ $100, 1/1/22)	1,290	1,315,973
Papio-Missouri River Natural Resource District (GO)
¤ 3.250%, 12/15/33 (Pre-refunded @ $100, 6/15/22)	1,500	1,541,054
University of Nebraska (RB)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 1/1/22)	10,475	10,688,113
TOTAL NEBRASKA		13,545,140

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
NEVADA — (0.6%)
Clark County (GO)
5.000%, 11/01/21	2,325	$2,353,108
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/22	3,935	4,096,372
Nevada State (GO) Series B
5.000%, 11/01/21	4,000	4,048,458
Washoe County NV (GO)
5.000%, 07/01/22	4,950	5,171,100
TOTAL NEVADA		15,669,038
NEW JERSEY — (9.5%)
Bergen County (GO) (BAN) Series A
1.000%, 06/09/22	26,000	26,214,087
City of Jersey City (GO) (BAN) Series A
1.500%, 01/12/22	30,920	31,121,398
City of Jersey City (GO) (BAN) Series B & C
2.000%, 06/16/22	20,000	20,337,534
Essex County (GO) Series A&C
5.000%, 03/01/22	3,580	3,682,510
Mercer County (GO) (BAN) Series A
1.000%, 06/08/22	30,000	30,225,696
Middlesex County (GO) (BAN)
2.000%, 06/01/22	13,000	13,211,107
Monmouth County (GO)
5.000%, 07/15/22	3,415	3,575,340
New Jersey Economic Development Authority (RB) Series KK
¤ 5.000%, 03/01/30 (Pre-refunded @ $100, 9/1/22)	6,360	6,697,745
New Jersey Turnpike Authority (RB) Series A
¤ 5.000%, 01/01/38 (Pre-refunded @ $100, 7/1/22)	1,000	1,044,989
New Jersey Turnpike Authority (RB) Series B
¤ 5.000%, 01/01/26 (Pre-refunded @ $100, 1/1/23)	4,575	4,893,057
¤ 5.000%, 01/01/28 (Pre-refunded @ $100, 1/1/23)	1,335	1,427,810
Princeton (GO)
2.000%, 12/15/21	565	568,885
Princeton NJ (GO)
2.000%, 12/15/22	1,715	1,758,704
	FaceAmount	Value†
	(000)
NEW JERSEY — (Continued)
Township of Berkeley Heights (GO) (BAN)
2.000%, 07/08/22	10,000	$10,180,590
Township of Brick (GO) (BAN)
1.250%, 06/20/22	9,000	9,093,426
Township of East Brunswick (GO)
1.000%, 02/15/22	1,365	1,371,599
1.000%, 02/15/23	1,405	1,423,813
Township of Montclair (GO) Series A
2.000%, 10/15/21	2,200	2,208,611
Township of North Brunswick (GO) (BAN) Series A
1.000%, 07/14/22	20,000	20,171,982
Township of South Orange Village (GO) (BAN)
1.500%, 07/07/22	8,000	8,105,334
Union County (GO) (BAN)
1.000%, 06/17/22	35,000	35,283,374
TOTAL NEW JERSEY		232,597,591
NEW MEXICO — (0.3%)
Central New Mexico Community College (GO) Series A
5.000%, 08/15/22	1,950	2,049,121
New Mexico State (GO) Series B
5.000%, 03/01/22	5,000	5,143,171
TOTAL NEW MEXICO		7,192,292
NEW YORK — (3.8%)
Brighton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/22	800	813,064
2.000%, 06/15/23	2,025	2,095,551
City of New York (GO) Series A-1
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/22)	1,000	1,057,329
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/22)	1,000	1,057,329
City of New York (GO) Series B
5.000%, 08/01/22	2,220	2,329,073
City of New York (GO) Series E
5.000%, 08/01/21	11,500	11,500,000
5.000%, 08/01/22	3,000	3,147,395

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series F
5.000%, 08/01/21	995	$995,000
City of New York (GO) Series G
5.000%, 08/01/21	5,915	5,915,000
City of New York (GO) (ETM) Series F
5.000%, 08/01/21	5	5,000
Corning City School District (GO) (ST AID WITHHLDG) (BAN)
1.000%, 06/28/22	15,000	15,127,053
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/22	1,535	1,597,950
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	85	86,194
New York State Dormitory Authority (RB) Series A
5.000%, 12/15/21	3,545	3,609,280
5.000%, 03/15/23	1,430	1,543,966
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	6,000	6,270,502
New York State Dormitory Authority (RB) Series A-GRP 1
5.000%, 03/15/22	10,000	10,304,980
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	4,000	4,105,503
New York State Dormitory Authority (RB) Series D
3.000%, 03/15/22	5,950	6,058,103
5.000%, 02/15/23	2,000	2,151,220
Saranac Central School District (BAN) (GO) (ST AID WITHHLDG)
1.500%, 07/14/22	5,400	5,472,067
Town of Hempstead (GO)
5.000%, 06/15/22	700	729,804
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	2,025	2,061,871
5.000%, 12/15/22	1,605	1,713,688
	FaceAmount	Value†
	(000)
NEW YORK — (Continued)
Westhampton Beach Union Free School District (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	2,280	$2,386,377
TOTAL NEW YORK		92,133,299
NORTH CAROLINA — (1.9%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	3,000	3,282,942
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/22	1,705	1,753,821
City of Greensboro (GO) Series D
5.000%, 10/01/21	1,555	1,567,419
Durham County (GO)
3.000%, 06/01/22	2,135	2,187,401
Forsyth County (GO) Series B
4.000%, 03/01/23	1,270	1,348,979
Forsyth County (GO) Series C
5.000%, 03/01/23	1,920	2,069,676
Mecklenburg County (GO)
5.000%, 03/01/22	8,000	8,229,073
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	6,515	6,781,301
North Carolina State (GO) Series A
5.000%, 06/01/22	2,500	2,602,310
North Carolina State (GO) Series B
5.000%, 06/01/22	2,880	2,997,861
Town of Holly Springs (GO)
5.000%, 06/01/22	1,500	1,561,386
5.000%, 06/01/23	1,000	1,090,228
Union County Enterprise System Revenue (RB)
5.000%, 06/01/23	1,250	1,362,543
Wake County (GO)
5.000%, 04/01/22	6,165	6,366,991
Wake County (GO) Series B
5.000%, 05/01/22	2,100	2,177,458
Wake County (GO) Series C
5.000%, 03/01/22	1,825	1,877,257
TOTAL NORTH CAROLINA		47,256,646

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
NORTH DAKOTA — (0.1%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/22	2,200	$2,307,636
OHIO — (3.5%)
American Municipal Power Inc (RB) (BAM-TCRS)
¤ 5.250%, 02/15/31 (Pre-refunded @ $100, 2/15/22)	1,000	1,027,726
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds (RB) Series A3
¤ 6.250%, 06/01/37 (Pre-refunded @ $100, 6/1/22)	18,350	19,286,683
City of Columbus (GO)
5.000%, 04/01/22	6,740	6,960,831
City of Columbus (GO) Series 1
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/23)	1,000	1,093,531
City of Columbus (GO) Series A
5.000%, 04/01/23	1,300	1,406,664
City of Columbus (GO) Series B
5.000%, 04/01/22	1,500	1,549,146
Dayton Metro Library (GO) Series A
¤ 4.750%, 12/01/38 (Pre-refunded @ $100, 12/1/21)	3,000	3,046,306
Hamilton County (RB)
¤ 5.500%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	3,100	3,238,207
Ohio State (GO) Series A
5.000%, 09/15/21	9,035	9,087,251
4.000%, 03/01/22	1,955	1,999,687
5.000%, 06/15/22	500	521,468
5.000%, 06/15/23	1,000	1,092,134
Ohio State (GO) Series B
5.000%, 08/01/21	1,000	1,000,000
Ohio State (GO) Series C
4.000%, 09/15/22	4,000	4,176,398
Ohio State (GO) Series T
5.000%, 11/01/22	9,100	9,661,362
Ohio State (GO) Series W
4.000%, 05/01/22	1,440	1,482,507
4.000%, 05/01/23	1,000	1,068,525
	FaceAmount	Value†
	(000)
OHIO — (Continued)
Ohio University (RB)
¤ 5.000%, 12/01/39 (Pre-refunded @ $100, 12/1/22)	5,160	$5,497,550
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	728,587
Olentangy Local School District (GO)
5.000%, 12/01/21	2,990	3,038,466
Revere Local School District (GO) Series A
¤ 5.000%, 12/01/45 (Pre-refunded @ $100, 6/1/22)	2,560	2,664,640
Wyoming City School District (GO)
¤ 5.000%, 12/01/42 (Pre-refunded @ $100, 6/1/22)	7,250	7,546,344
TOTAL OHIO		87,174,013
OKLAHOMA — (1.0%)
City of Tulsa (GO)
5.000%, 03/01/22	17,000	17,486,780
City of Tulsa (GO) Series A
5.000%, 12/01/21	7,650	7,774,257
TOTAL OKLAHOMA		25,261,037
OREGON — (1.0%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/22	1,000	1,042,847
City of Salem (GO)
5.000%, 06/01/22	2,515	2,618,354
5.000%, 06/01/23	5,705	6,218,649
Clackamas County (GO)
3.000%, 06/01/22	815	834,934
Columbia Multnomah & Washington Counties School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/23	1,155	1,259,819
Metro (GO)
5.000%, 06/01/22	2,355	2,451,577
Oregon State (GO) Series D
5.000%, 06/01/22	2,000	2,081,848
Oregon State (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	4,140	4,594,678

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
OREGON — (Continued)
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,000	$1,111,726
Portland Community College District (GO)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/23)	180	196,480
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	250	263,276
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/22	2,065	2,149,861
TOTAL OREGON		24,824,049
PENNSYLVANIA — (0.9%)
Commonwealth Financing Authority (RB) Series B
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	7,000	7,286,126
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 07/01/22	2,000	2,089,522
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
5.000%, 09/01/21	3,000	3,011,327
Lehigh County Authority (RB)
4.000%, 11/01/22	1,445	1,515,605
4.000%, 11/01/23	1,435	1,558,692
Lower Merion School District (GO) (ST AID WITHHLDG)
5.000%, 11/15/22	1,980	2,105,942
Pennsylvania Higher Educational Facilities Authority (RB)
¤ 6.250%, 10/01/43 (Pre-refunded @ $100, 10/1/21)	3,000	3,029,660
Pennsylvania State University (RB) Series E
5.000%, 03/01/22	725	745,803
TOTAL PENNSYLVANIA		21,342,677
	FaceAmount	Value†
	(000)
RHODE ISLAND — (0.3%)
Rhode State Island (GO) Series C
5.000%, 08/01/22	6,155	$6,457,406
SOUTH CAROLINA — (3.0%)
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/22	1,095	1,126,029
5.000%, 03/01/23	1,130	1,217,154
Charleston County (GO) (SCSDE) (BAN) Series B
4.000%, 05/11/22	25,000	25,764,255
City of Charleston Waterworks & Sewer System Revenue (RB)
5.000%, 01/01/22	1,175	1,198,889
City of North Charleston (GO)
5.000%, 12/01/21	1,395	1,417,565
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	4,095	4,262,934
Florence School District One (GO) (SCSDE)
5.000%, 03/01/22	4,000	4,114,817
Fort Mill School District No. 4 (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/22	7,345	7,553,573
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/23	1,450	1,580,550
Richland County School District No. 1 (GO) (SCSDE)
2.000%, 03/01/22	9,000	9,100,694
South Carolina Public Service Authority (RB) Series D
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 6/1/22)	14,340	14,926,149
Spartanburg County (GO)
2.000%, 04/01/22	1,200	1,215,604
2.000%, 04/01/23	1,180	1,218,052
TOTAL SOUTH CAROLINA		74,696,265
TENNESSEE — (2.9%)
City of Johnson City (GO)
5.000%, 03/01/22	4,640	4,772,587
City of Knoxville (GO)
5.000%, 05/01/22	10,110	10,479,800
5.000%, 05/01/23	11,550	12,536,412
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/22	4,610	4,816,348

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
TENNESSEE — (Continued)
City of Murfreesboro (GO)
5.000%, 06/01/22	1,500	$1,561,643
City of Oak Ridge (GO) Series A
5.000%, 06/01/22	1,410	1,467,582
Hamilton County (GO) Series A
5.000%, 01/01/22	1,170	1,193,639
Knox County (GO) Series B
5.000%, 06/01/22	550	572,555
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 07/01/22	1,450	1,515,314
5.000%, 07/01/23	1,480	1,619,285
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/23)	10,595	11,331,571
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 01/01/22	5,055	5,157,773
5.000%, 01/01/23	7,300	7,808,187
Sumner County (GO)
5.000%, 12/01/21	3,070	3,119,865
Tennessee State (GO) Series A
5.000%, 11/01/22	2,000	2,123,376
5.000%, 11/01/23	1,100	1,221,296
Wilson County (GO)
5.000%, 05/01/23	990	1,074,185
TOTAL TENNESSEE		72,371,418
TEXAS — (11.3%)
Alamo Community College District (GO)
5.000%, 08/15/22	2,770	2,911,991
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,730	1,775,820
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	615	631,087
5.000%, 02/15/23	210	225,675
Arlington County (GO) Series A
5.000%, 08/15/22	2,090	2,195,565
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 08/15/21	1,450	1,452,401
5.000%, 02/15/22	1,250	1,283,107
5.000%, 02/15/23	2,130	2,290,364
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/22	2,500	2,615,625
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
5.000%, 08/01/23	2,500	$2,737,256
Bexar County (GO) Series A
5.000%, 06/15/22	330	344,169
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	4,000	4,105,066
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,500	1,576,086
City of Abilene (GO)
¤ 5.000%, 02/15/40 (Pre-refunded @ $100, 2/15/23)	1,545	1,661,708
City of Allen (GO)
5.000%, 08/15/21	1,840	1,843,021
City of Amarillo (GO)
2.000%, 02/15/22	6,220	6,285,236
4.000%, 02/15/23	1,495	1,583,700
City of Austin (GO)
5.000%, 09/01/21	2,250	2,258,657
City of Conroe TX (GO)
5.000%, 03/01/23	1,460	1,573,574
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/21	1,155	1,164,243
City of Denton (GO)
2.000%, 02/15/22	6,180	6,239,825
4.000%, 02/15/22	1,900	1,938,640
3.000%, 02/15/23	1,340	1,399,195
City of Fort Worth (GO)
3.000%, 03/01/22	4,520	4,596,677
4.000%, 03/01/22	1,380	1,411,381
5.000%, 03/01/22	25,500	26,227,140
5.000%, 03/01/23	9,965	10,738,530
City of Frisco (GO)
5.000%, 02/15/22	7,400	7,593,967
City of Houston (GO) Series A
5.000%, 03/01/22	10,000	10,285,153
City of Irving (GO)
2.000%, 09/15/23	1,250	1,299,335
City of McKinney (GO) Series A
5.000%, 08/15/21	1,310	1,312,160
5.000%, 08/15/22	1,300	1,366,359
City of Richardson (GO)
3.000%, 02/15/22	1,375	1,396,679
City of San Angelo (GO)
2.000%, 02/15/22	2,500	2,524,874
2.000%, 02/15/23	2,500	2,569,420
City of San Antonio (GO)
5.000%, 02/01/22	2,800	2,868,606
5.000%, 08/01/22	1,270	1,332,528

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
City of Temple TX Utility System Revenue (RB)
5.000%, 08/01/21	1,135	$1,135,000
5.000%, 08/01/22	400	419,653
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	450	461,869
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,185	1,216,255
5.000%, 02/15/23	1,190	1,279,019
Collin Country (GO)
5.000%, 02/15/23	835	898,000
Conroe Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/22	2,500	2,552,882
5.000%, 02/15/23	1,190	1,279,019
Corpus Christi Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	660	660,653
Dallas Area Rapid Transit (RB)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/22)	1,000	1,065,417
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	5,690	6,390,078
Dallas Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	7,220	7,649,521
Denton Independent School District (GO) (PSF-GTD)
3.000%, 08/15/22	2,000	2,061,199
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/21	320	320,420
4.000%, 08/15/22	440	457,869
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	750	769,823
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	1,200	1,231,717
5.000%, 02/15/23	1,450	1,558,935
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	750	$769,823
5.000%, 02/15/23	410	440,802
Gregory-Portland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	5,920	6,076,793
Harris County (GO) Series A
5.000%, 10/01/21	7,500	7,560,022
Harris County Flood Control District (GO) Series A
5.000%, 10/01/22	1,300	1,374,175
4.000%, 10/01/23	2,040	2,211,465
5.000%, 10/01/23	3,645	4,029,040
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	4,000	4,105,503
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	2,485	2,550,544
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,300	1,365,384
New Braunfels Independent School District (GO) (PSF-GTD)
5.000%, 02/01/22	3,705	3,795,781
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/21	780	782,995
5.000%, 09/01/22	600	631,872
North Texas Tollway Authority (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/21)	1,465	1,470,534
¤ 5.250%, 09/01/27 (Pre-refunded @ $100, 9/1/21)	3,000	3,011,915
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/21)	3,515	3,528,277
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	5,900	6,492,725
Northside Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/23	1,820	1,958,196

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	14,000	$14,367,730
Port Authority of Houston of Harris County Texas (GO) Series A-1
5.000%, 10/01/22	500	528,484
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/21	740	745,861
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,000	1,026,266
Round Rock Independent School District (GO) Series B
2.000%, 08/01/21	2,000	2,000,000
3.000%, 08/01/22	1,690	1,738,748
San Antonio Water System (RB)
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/22)	2,245	2,330,204
Texas State (GO)
5.000%, 10/01/21	8,175	8,240,153
5.000%, 10/01/23	1,425	1,576,509
¤ 5.000%, 04/01/31 (Pre-refunded @ $100, 4/1/22)	7,500	7,745,361
¤ 5.000%, 04/01/32 (Pre-refunded @ $100, 4/1/22)	5,160	5,328,808
5.000%, 10/01/21	4,780	4,818,096
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/21	7,000	7,055,789
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 10/01/21	4,050	4,082,278
5.000%, 04/01/22	2,630	2,715,991
Wichita Falls Independent School District (GO) (PSF-GTD)
3.000%, 02/01/22	1,530	1,551,978
3.000%, 02/01/23	1,400	1,460,078
TOTAL TEXAS		276,490,329
UTAH — (1.1%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/22	2,775	2,894,397
	FaceAmount	Value†
	(000)
UTAH — (Continued)
Central Utah Water Conservancy District (GO) Series A
4.000%, 04/01/22	1,130	$1,159,479
Jordan School District (GO) (SCH BD GTY)
5.000%, 06/15/22	4,400	4,588,920
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/21	600	604,782
5.000%, 10/01/22	1,165	1,231,791
5.000%, 10/01/23	1,100	1,216,701
5.000%, 07/01/22	11,690	12,218,770
Utah State (GO) Series B
5.000%, 07/01/23	2,500	2,735,279
TOTAL UTAH		26,650,119
VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/22	2,900	3,047,100
VIRGINIA — (3.6%)
Arlington County (GO) (ST AID WITHHLDG)
4.000%, 08/15/21	2,125	2,127,810
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/22	2,375	2,423,386
City of Charlottesville (GO)
5.000%, 02/15/22	1,440	1,477,902
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	2,700	2,710,410
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/23	2,345	2,507,553
City of Newport News (GO) (ST AID WITHHLDG) Series A
3.000%, 02/01/22	1,300	1,319,065
4.000%, 02/01/23	1,565	1,657,217
City of Norfolk Water Revenue (RB)
¤ 5.000%, 11/01/24 (Pre-refunded @ $100, 5/1/22)	5,825	6,039,580
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/22	13,625	14,251,294
¤ 5.000%, 10/01/23 (Pre-refunded @ $100, 10/1/21)	7,315	7,373,443

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
VIRGINIA — (Continued)
Fairfax County Water Authority (RB)
5.000%, 04/01/23	765	$827,902
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/21	2,980	2,980,000
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/21	8,280	8,414,769
5.000%, 12/01/22	8,280	8,824,827
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/23	1,545	1,648,947
Smyth County (GO) (ST AID WITHHLDG) Series A
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/21)	1,000	1,012,122
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/22	3,015	3,082,374
5.000%, 01/15/23	1,000	1,071,827
University of Virginia (RB) (ETM) Series B
5.000%, 08/01/21	16,500	16,500,000
Virginia College Building Authority (RB)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 2/1/23)	1,310	1,406,448
TOTAL VIRGINIA		87,656,876
WASHINGTON — (5.1%)
City of Seattle (GO) Series A
5.000%, 08/01/22	2,700	2,832,934
5.000%, 12/01/22	1,710	1,822,281
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/22	10,385	10,852,782
5.000%, 07/01/23	8,425	9,217,890
City of Seattle Municipal Light & Power Revenue (RB) Series C
5.000%, 09/01/21	3,750	3,764,428
5.000%, 10/01/21	11,130	11,218,704
City of Seattle Water System Revenue (RB)
5.000%, 08/01/22	2,230	2,339,794
5.000%, 08/01/23	1,695	1,861,778
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/22	780	795,858
	FaceAmount	Value†
	(000)
WASHINGTON — (Continued)
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/21	395	$401,376
King & Snohomich Countries School District No. 417 (GO) (SCH BD GTY)
5.000%, 12/01/21	4,700	4,775,710
King County (GO)
5.000%, 12/01/21	3,000	3,048,628
¤ 5.000%, 12/01/26 (Pre-refunded @ $100, 6/1/23)	1,000	1,089,649
King County (GO) Series A
5.000%, 12/01/21	1,235	1,255,018
3.000%, 01/01/23	2,000	2,081,393
King County (GO) Series C
5.000%, 01/01/22	4,700	4,795,556
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/21	1,420	1,438,411
4.000%, 12/01/22	1,685	1,773,509
King County Sewer Revenue (RB) Series A
5.000%, 01/01/22	2,090	2,132,492
King County Sewer Revenue (RB) Series B
5.000%, 07/01/22	1,500	1,567,566
North Thurston Public Schools (GO) (SCH BD GTY)
4.000%, 12/01/21	1,095	1,109,197
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
4.000%, 12/01/21	850	861,021
4.000%, 12/01/22	800	842,022
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/21	500	508,138
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/21	4,000	4,064,568
Washington State (GO) Series 2013A
5.000%, 08/01/21	4,245	4,245,000
Washington State (GO) Series A
¤ 5.000%, 08/01/34 (Pre-refunded @ $100, 8/1/21)	10,000	10,000,000

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series A-1
5.000%, 08/01/21	1,500	$1,500,000
Washington State (GO) Series C
5.000%, 02/01/22	9,260	9,485,952
5.000%, 02/01/23	3,000	3,221,113
Washington State (GO) Series D
5.000%, 07/01/22	4,485	4,686,599
¤ 5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/22)	3,185	3,262,933
Washington State (GO) Series E
5.000%, 06/01/22	1,620	1,686,158
Washington State (GO) Series F
5.000%, 06/01/22	4,200	4,371,521
Washington State (GO) Series R-2017A
5.000%, 08/01/22	2,500	2,622,572
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	2,600	2,771,081
TOTAL WASHINGTON		124,303,632
WEST VIRGINIA — (0.3%)
West Virginia State (GO) Series B
5.000%, 12/01/21	3,435	3,490,679
5.000%, 12/01/22	3,610	3,846,536
TOTAL WEST VIRGINIA		7,337,215
WISCONSIN — (2.1%)
City of Waukesha (GO) Series A
2.000%, 10/01/22	275	281,127
	FaceAmount	Value†
	(000)
WISCONSIN — (Continued)
DeForest Area School District (GO)
5.000%, 04/01/22	1,000	$1,032,492
Janesville School District (GO)
2.000%, 03/01/22	2,000	2,022,610
3.000%, 03/01/23	925	967,337
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/22	12,750	12,894,883
Waukesha WIS (GO) Series C
5.000%, 10/01/23	200	221,126
Wisconsin State (GO) Series 1
5.000%, 05/01/23	1,000	1,086,140
Wisconsin State (GO) Series 2
5.000%, 11/01/21	6,160	6,234,625
5.000%, 11/01/22	4,250	4,511,622
¤ 5.000%, 05/01/25 (Pre-refunded @ $100, 5/1/22)	3,890	4,033,299
Wisconsin State (GO) Series A
5.000%, 05/01/22	12,310	12,764,054
5.000%, 05/01/23	4,260	4,626,956
TOTAL WISCONSIN		50,676,271
TOTAL MUNICIPAL BONDS		2,420,672,729
TOTAL INVESTMENT SECURITIES (Cost $2,449,495,525)		2,451,508,733
TOTAL INVESTMENTS — (100.0%)
(Cost $2,449,495,525)^^		$2,451,508,733

Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	—	$30,836,004	—	$30,836,004
Municipal Bonds	—	2,420,672,729	—	2,420,672,729
TOTAL	—	$2,451,508,733	—	$2,451,508,733

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.2%)
Alabama State (GO) Series A
5.000%, 08/01/21	250	$250,000
Alabama State (GO) Series C
5.000%, 08/01/24	3,000	3,430,884
City of Birmingham Water Works Board (The) (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,275	1,482,470
TOTAL ALABAMA		5,163,354
ALASKA — (0.3%)
City of Anchorage (GO) Series B
5.000%, 09/01/21	3,845	3,859,824
5.000%, 09/01/23	200	220,208
City of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	3,166,849
TOTAL ALASKA		7,246,881
ARIZONA — (0.5%)
City of Tucson (GO) Series 2012-C
3.000%, 07/01/22	1,455	1,494,036
City of Tucson (GO) Series A
5.000%, 07/01/24	700	798,327
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,910,862
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/24	250	284,881
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	2,100	2,396,302
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	3,250	3,706,518
TOTAL ARIZONA		10,590,926
ARKANSAS — (0.3%)
Arkansas State (GO)
5.000%, 04/01/22	2,800	2,890,977
	Face Amount	Value†
	(000)
ARKANSAS — (Continued)
4.250%, 06/01/23	3,325	$3,576,912
TOTAL ARKANSAS		6,467,889
CALIFORNIA — (2.0%)
California State (GO)
5.000%, 11/01/24	1,175	1,358,828
5.000%, 08/01/25	4,915	5,844,667
5.000%, 11/01/25	1,985	2,381,325
5.000%, 08/01/26	8,200	10,087,628
3.500%, 08/01/27	800	940,716
5.000%, 11/01/27	5,580	7,103,915
5.000%, 04/01/29	2,000	2,640,733
California State (GO) Series B
5.000%, 09/01/21	250	250,964
5.000%, 09/01/25	9,000	10,734,035
Southern California Public Power Authority (RB)
5.000%, 07/01/23	430	470,033
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	574,936
TOTAL CALIFORNIA		42,387,780
COLORADO — (1.5%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	425	431,875
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,457,793
City & County of Denver (GO) Series C
5.000%, 08/01/23	1,830	2,010,061
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/23	1,500	1,666,691
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,830	2,033,363

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	$14,144,869
Denver City & County School District No. 1 (GO) (NATL ST AID WITHHLDG) Series A
5.250%, 12/01/21	2,490	2,532,568
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series C
3.000%, 12/01/23	1,540	1,642,033
Platte River Power Authority (RB) Series JJ
5.000%, 06/01/23	4,425	4,823,404
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	870	1,009,016
TOTAL COLORADO		32,751,673
CONNECTICUT — (0.6%)
City of Middletown (GO)
4.000%, 04/01/22	1,350	1,385,309
City of Waterbury (GO) Series B
4.000%, 09/01/23	1,500	1,618,812
Town of Greenwich (GO) Series A
5.000%, 01/15/24	6,000	6,716,562
5.000%, 01/15/25	2,925	3,408,117
TOTAL CONNECTICUT		13,128,800
DELAWARE — (0.7%)
Delaware State (GO)
5.000%, 02/01/24	2,000	2,244,613
5.000%, 02/01/29	5,000	6,597,330
Delaware State (GO) Series A
5.000%, 08/01/23	2,225	2,444,397
5.000%, 10/01/23	1,290	1,427,453
Delaware State (GO) Series B
5.000%, 07/01/24	470	536,611
New Castle County (GO)
5.000%, 10/01/23	1,000	1,105,862
New Castle County (GO) Series B
5.000%, 07/15/22	700	732,935
TOTAL DELAWARE		15,089,201
	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (1.9%)
District of Columbia (GO) Series A
5.000%, 06/01/23	2,000	$2,180,843
5.000%, 06/01/24	1,485	1,688,371
5.000%, 06/01/25	1,500	1,772,370
District of Columbia (GO) Series B
5.000%, 06/01/23	13,505	14,726,141
5.000%, 06/01/25	4,500	5,317,112
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	3,500	4,269,232
5.000%, 07/01/27	8,100	10,168,242
TOTAL DISTRICT OF COLUMBIA		40,122,311
FLORIDA — (3.2%)
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,772,276
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,182,149
Florida State (GO)
5.000%, 07/01/24	5,000	5,702,336
Florida State (GO) Series A
5.000%, 06/01/23	1,300	1,417,296
5.000%, 06/01/24	1,400	1,593,439
5.000%, 06/01/25	6,500	7,680,273
Florida State (GO) Series B
5.000%, 06/01/23	350	381,580
5.000%, 06/01/24	9,740	11,085,783
Florida State (GO) Series C
5.000%, 06/01/23	7,000	7,631,596
5.000%, 06/01/27	2,000	2,521,787
Florida State (GO) Series D
5.000%, 06/01/22	1,000	1,041,010
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,565	8,277,766
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,345	1,649,415
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/24	3,000	3,456,136
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,745	1,850,530

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	$2,413,368
School District of Broward County (GO)
5.000%, 07/01/24	3,670	4,183,208
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	3,398,642
TOTAL FLORIDA		68,238,590
GEORGIA — (3.4%)
Cobb County Water & Sewerage Revenue (RB)
5.000%, 07/01/23	5,935	6,493,552
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	3,278,684
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	1,644,018
5.000%, 07/01/27	6,090	7,705,692
Georgia State (GO) Series C-1
5.000%, 07/01/23	10,915	11,944,437
5.000%, 07/01/26	9,200	11,287,286
Georgia State (GO) Series E
5.000%, 12/01/25	3,960	4,764,389
5.000%, 12/01/26	3,000	3,729,705
Georgia State (GO) Series F
5.000%, 07/01/26	5,335	6,545,399
5.000%, 01/01/27	2,000	2,492,897
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	6,000	6,636,554
Gwinnett County School District (GO)
5.000%, 08/01/22	1,890	1,983,054
Henry County (GO)
5.000%, 05/01/24	1,200	1,360,082
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	2,420	2,878,660
TOTAL GEORGIA		72,744,409
HAWAII — (2.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	200	221,080
5.000%, 10/01/24	7,045	8,111,326
5.000%, 10/01/25	4,925	5,868,586
	Face Amount	Value†
	(000)
HAWAII — (Continued)
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	675	$769,603
5.000%, 07/01/25	845	998,192
Hawaii State (GO) Series EA
5.000%, 12/01/21	850	863,835
Hawaii State (GO) Series EF
5.000%, 11/01/22	2,240	2,377,890
Hawaii State (GO) Series ET
3.000%, 10/01/23	3,710	3,940,936
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,500	1,727,039
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	1,957,212
Hawaii State (GO) Series FT
5.000%, 01/01/25	1,805	2,096,700
5.000%, 01/01/27	10,000	12,403,913
Hawaii State (GO) Series FW
5.000%, 01/01/26	5,000	6,010,950
Maui County (GO)
5.000%, 03/01/24	880	989,365
TOTAL HAWAII		48,336,627
ILLINOIS — (0.3%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	2,310,901
5.000%, 12/01/25	1,180	1,410,683
Lake County Forest Preserve District (GO)
5.000%, 12/15/24	2,475	2,871,991
TOTAL ILLINOIS		6,593,575
IOWA — (0.2%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	2,050	2,422,240
Waukee Community School District (GO) Series B
5.000%, 06/01/24	2,150	2,442,476
TOTAL IOWA		4,864,716
KANSAS — (0.8%)
City of Lenexa (GO) Series A
5.000%, 09/01/21	525	527,024
Johnson County (GO) Series B
3.000%, 09/01/22	2,260	2,331,863
5.000%, 09/01/24	2,440	2,800,299
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	445	492,211

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KANSAS — (Continued)
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	4,380	$4,822,555
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/21	3,250	3,262,478
5.000%, 09/01/27	1,500	1,890,665
Sedgwick County Unified School District No. 260 Derby (GO)
5.000%, 10/01/21	1,325	1,335,473
TOTAL KANSAS		17,462,568
KENTUCKY — (0.8%)
Louisville & Jefferson County Metropolitan Government (GO)
5.000%, 12/01/22	5,645	6,011,741
Louisville Water Co. (RB)
5.000%, 11/15/22	9,665	10,278,465
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	1,215	1,228,583
TOTAL KENTUCKY		17,518,789
LOUISIANA — (0.7%)
Louisiana State (GO) Series A
5.000%, 02/01/24	2,000	2,241,407
Louisiana State (GO) Series C
5.000%, 07/15/22	12,765	13,361,827
TOTAL LOUISIANA		15,603,234
MAINE — (0.1%)
Maine State (GO) Series B
5.000%, 06/01/27	2,000	2,513,922
MARYLAND — (10.0%)
Anne County Arundel (GO)
5.000%, 04/01/22	2,475	2,555,923
5.000%, 04/01/23	1,165	1,260,384
5.000%, 10/01/24	6,880	7,930,793
Baltimore County (GO)
5.000%, 08/01/21	1,980	1,980,000
5.000%, 02/01/22	2,100	2,151,561
5.000%, 08/01/22	400	419,735
3.000%, 11/01/24	1,000	1,089,377
5.000%, 03/01/27	5,000	6,257,793
5.000%, 11/01/27	2,175	2,775,137
5.000%, 03/01/28	4,000	5,147,047
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	$6,642,433
City of Baltimore (GO) Series B
5.000%, 10/15/21	2,500	2,524,577
5.000%, 10/15/22	8,060	8,534,478
5.000%, 10/15/23	2,640	2,924,313
Frederick County (GO) Series A
5.000%, 08/01/27	4,725	5,986,689
Harford County (GO)
4.000%, 10/01/24	2,650	2,971,207
Howard County (GO) Series A
5.000%, 08/15/24	2,085	2,391,484
5.000%, 02/15/25	3,900	4,559,830
5.000%, 02/15/28	1,220	1,567,955
Howard County (GO) Series D
5.000%, 02/15/24	5,140	5,776,596
Maryland State (GO) Series 1
5.000%, 06/01/23	5,000	5,452,107
Maryland State (GO) Series A
5.000%, 08/01/25	3,525	4,191,750
5.000%, 03/15/26	8,155	9,904,128
5.000%, 08/01/27	7,000	8,869,168
Maryland State (GO) Series B
5.000%, 08/01/26	10,000	12,296,409
5.000%, 08/01/27	5,945	7,532,458
5.000%, 08/01/28	4,000	5,206,010
Maryland State Department of Transportation (RB)
5.000%, 02/15/23	1,000	1,075,610
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	3,189,813
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	10,820,314
Montgomery County (GO) Series D
3.000%, 11/01/23	4,000	4,255,198
4.000%, 11/01/26	9,500	11,276,260
Prince County George's (GO) Series A
5.000%, 07/15/24	230	262,936
5.000%, 07/15/25	17,780	21,109,181
4.000%, 07/01/26	2,000	2,354,291
3.000%, 09/15/27	10,950	12,539,519
Prince County George's (GO) Series B
4.000%, 03/01/22	2,480	2,536,834

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
University System of Maryland (RB) Series C
4.000%, 04/01/23	10,515	$11,195,911
Worcester County (GO) Series B
4.000%, 08/01/21	2,000	2,000,000
TOTAL MARYLAND		211,515,209
MASSACHUSETTS — (4.1%)
City of Boston (GO) Series A
5.000%, 03/01/28	6,800	8,760,129
City of Boston (GO) Series B
4.000%, 01/01/23	1,795	1,895,433
5.000%, 04/01/24	3,000	3,388,612
City of Boston (GO) Series D
5.000%, 03/01/25	1,210	1,416,623
City of Framingham (GO)
5.000%, 06/15/24	1,500	1,707,636
5.000%, 06/15/25	1,565	1,849,775
City of Quincy (GO)
5.000%, 01/15/24	635	710,503
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	161,676
City of Woburn (GO)
4.000%, 09/01/22	350	364,783
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/21	5,000	5,000,000
5.000%, 07/01/28	5,725	7,417,320
Commonwealth of Massachusetts (GO) Series C
5.000%, 10/01/21	1,005	1,013,010
5.000%, 04/01/23	10,000	10,818,743
5.000%, 08/01/24	1,500	1,716,899
5.000%, 04/01/26	4,000	4,858,966
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	1,076,496
5.000%, 11/01/27	9,000	11,457,927
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	4,277,207
Commonwealth of Massachusetts (GO) (AMBAC) Series C
5.500%, 12/01/23	3,500	3,938,647
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
5.500%, 07/01/24	3,020	3,488,047
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Water Resources Authority (RB) Series A
5.000%, 08/01/22	3,000	$3,147,704
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	1,317,002
Town of Brookline (GO)
4.000%, 02/15/25	2,000	2,267,225
Town of Nantucket (GO)
3.000%, 10/01/22	1,115	1,153,178
Town of Watertown (GO)
5.000%, 04/15/25	2,380	2,799,019
TOTAL MASSACHUSETTS		86,002,560
MICHIGAN — (0.3%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,519,144
Kentwood Public Schools (GO)
4.000%, 05/01/22	500	514,492
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,352,701
University of Michigan (RB) Series A
4.000%, 04/01/23	1,000	1,065,449
TOTAL MICHIGAN		6,451,786
MINNESOTA — (3.0%)
City of Minneapolis (GO)
3.000%, 12/01/23	1,000	1,067,465
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	800	855,101
Hennepin County (GO) Series A
5.000%, 12/01/23	2,410	2,684,632
Hennepin County (GO) Series C
5.000%, 12/01/26	4,070	5,050,250
5.000%, 12/01/27	5,800	7,409,041
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series D
5.000%, 02/01/22	4,000	4,097,604
Metropolitan Council (GO) Series B
5.000%, 03/01/23	2,015	2,171,748
Metropolitan Council (GO) Series C
5.000%, 03/01/23	4,200	4,526,720
5.000%, 03/01/26	700	848,684

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minnesota State (GO) Series A
5.000%, 08/01/27	5,000	$6,345,276
5.000%, 08/01/28	6,130	7,992,866
Minnesota State (GO) Series D
5.000%, 08/01/24	500	572,786
Minnesota State (GO) Series F
5.000%, 10/01/21	12,025	12,121,035
Minnesota State (GO) (ETM) Series B
5.000%, 10/01/21	4,660	4,697,231
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	1,228,655
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
3.000%, 02/01/22	1,240	1,258,123
TOTAL MINNESOTA		62,927,217
MISSISSIPPI — (0.9%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,110	11,571,483
Mississippi State (GO) Series F
5.000%, 11/01/21	7,750	7,843,886
TOTAL MISSISSIPPI		19,415,369
MISSOURI — (1.6%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,673,403
City of Kansas City (GO) Series A
4.000%, 02/01/22	1,150	1,172,319
5.000%, 02/01/23	3,955	4,242,166
3.000%, 02/01/25	4,215	4,615,179
Columbia School District (GO) Series B
5.000%, 03/01/23	1,120	1,207,311
5.000%, 03/01/24	4,100	4,614,074
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/24	1,500	1,688,076
Metropolitan Saint Louis Sewer District (RB) Series B
5.000%, 05/01/24	2,090	2,368,810
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/23	5,335	$5,666,773
Saint Louis County (GO)
5.000%, 02/01/24	2,680	3,001,340
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	2,000	2,412,064
TOTAL MISSOURI		33,661,515
NEBRASKA — (0.3%)
City of Omaha (GO) Series A
4.000%, 04/15/24	750	826,364
City of Omaha (GO) Series B
3.000%, 11/15/22	1,665	1,728,187
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,260	2,691,842
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	735,381
TOTAL NEBRASKA		5,981,774
NEVADA — (0.6%)
Clark County (GO) Series A
5.000%, 07/01/25	2,700	3,188,333
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	2,820	3,205,339
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	2,845	3,233,755
Washoe County School District (GO)
5.000%, 06/01/24	1,715	1,945,168
TOTAL NEVADA		11,572,595
NEW HAMPSHIRE — (0.2%)
City of Portsmouth (GO)
4.000%, 04/01/25	1,505	1,710,231
New Hampshire State (GO) Series C
5.000%, 12/01/24	2,835	3,285,946
TOTAL NEW HAMPSHIRE		4,996,177
NEW JERSEY — (1.1%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	3,285,303
3.000%, 02/01/27	3,035	3,443,670
3.000%, 02/01/28	4,560	5,232,668

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
City of Princeton (GO)
2.000%, 12/15/24	1,790	$1,895,220
Monmouth County (GO)
5.000%, 01/15/24	970	1,084,827
Montville Township (GO)
3.000%, 10/01/25	505	560,296
Princeton Regional School District (GO) (ST AID WITHHLDG)
1.750%, 02/01/22	1,095	1,103,965
South Orange & Maplewood School District (GO) (SCH BD RES FD)
3.000%, 03/01/22	350	355,773
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/22	4,100	4,180,920
Union County (GO) (ETM) Series B
3.000%, 03/01/22	45	45,733
Union County (GO) Series B
3.000%, 03/01/22	2,315	2,354,407
TOTAL NEW JERSEY		23,542,782
NEW MEXICO — (0.7%)
City of Albuquerque (GO) Series A
5.000%, 07/01/24	2,800	3,193,308
New Mexico State (GO)
5.000%, 03/01/23	5,000	5,389,782
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,522,612
Santa Fe County (GO)
5.000%, 07/01/22	1,000	1,045,044
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	2,283,378
TOTAL NEW MEXICO		14,434,124
NEW YORK — (4.9%)
City of New York (GO) Series A
5.000%, 08/01/24	3,860	4,416,903
5.000%, 08/01/26	7,015	8,610,307
City of New York (GO) Series B
5.000%, 08/01/21	450	450,000
5.000%, 08/01/22	600	629,479
City of New York (GO) Series B-1
5.000%, 12/01/22	2,240	2,386,771
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series C
5.000%, 08/01/22	1,500	$1,573,698
City of New York (GO) Series D
5.000%, 08/01/22	1,055	1,106,834
City of New York (GO) Series E
5.000%, 08/01/21	3,975	3,975,000
5.000%, 08/01/23	9,725	10,675,712
5.000%, 08/01/26	2,500	3,068,534
City of New York (GO) Series H
5.000%, 08/01/22	1,000	1,049,132
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	2,201,069
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 12/15/22	1,395	1,488,130
5.000%, 03/15/23	2,500	2,699,530
5.000%, 02/15/25	4,055	4,738,395
New York State Dormitory Authority (RB) (ETM) Series D
5.000%, 02/15/24	9,950	11,177,845
New York State Dormitory Authority (RB) Series A
5.000%, 12/15/22	8,605	9,185,254
5.000%, 03/15/23	200	215,939
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	10,200	10,469,033
5.000%, 02/15/24	4,900	5,505,971
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,265	1,584,613
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,000	2,151,220
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/28	2,505	3,225,624
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/22	1,250	1,288,122
5.000%, 03/15/25	3,440	4,033,782
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	328,865
Town of Hempstead (GO)
5.000%, 08/15/24	3,070	3,517,242
Town of Huntington (GO)
2.000%, 12/01/23	100	104,207

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,250	$1,512,507
TOTAL NEW YORK		103,369,718
NORTH CAROLINA — (5.9%)
City of Charlotte (GO) Series A
5.000%, 06/01/24	2,500	2,843,900
4.000%, 06/01/25	3,510	4,015,114
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	5,642,379
Forsyth County (GO)
4.000%, 12/01/21	3,500	3,545,380
Guilford County (GO)
5.000%, 03/01/24	2,300	2,589,019
Guilford County (GO) Series A
5.000%, 02/01/22	1,800	1,844,104
Guilford County (GO) Series B
5.000%, 05/01/24	6,600	7,480,453
Mecklenburg County (GO)
5.000%, 03/01/25	5,000	5,855,768
Moore County (GO)
5.000%, 06/01/22	2,740	2,851,897
New Hanover County (GO)
5.000%, 02/01/23	250	268,387
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B-NATL-IBC
6.000%, 01/01/22	9,700	9,936,392
North Carolina State (GO) Series A
5.000%, 06/01/24	4,800	5,458,824
5.000%, 06/01/25	10,000	11,815,804
5.000%, 06/01/26	5,000	6,115,017
5.000%, 06/01/28	5,035	6,525,173
North Carolina State (GO) Series B
5.000%, 06/01/25	10,545	12,459,765
North Carolina State (GO) Series D
4.000%, 06/01/23	8,700	9,326,080
Wake County (GO)
5.000%, 04/01/25	4,000	4,697,540
Wake County (GO) Series A
5.000%, 03/01/28	2,000	2,575,016
Wake County (GO) Series B
5.000%, 03/01/24	10,000	11,256,606
5.000%, 03/01/25	5,000	5,853,812
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
Wake County (GO) Series C
5.000%, 03/01/24	3,000	$3,376,982
TOTAL NORTH CAROLINA		126,333,412
NORTH DAKOTA — (0.2%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/24	3,330	3,807,204
OHIO — (4.8%)
City of Cincinnati (GO) Series A
4.000%, 12/01/21	2,645	2,678,852
City of Columbus (GO) Series 1
5.000%, 07/01/22	4,100	4,285,067
5.000%, 07/01/26	4,260	5,212,522
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	3,690	4,414,580
City of Columbus (GO) Series A
3.000%, 07/01/22	700	718,845
2.000%, 08/15/22	6,160	6,284,213
5.000%, 04/01/23	750	811,537
4.000%, 07/01/23	4,995	5,370,709
4.000%, 04/01/27	8,800	10,527,996
City of Columbus (GO)
4.000%, 04/01/24	4,000	4,411,912
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	200	203,228
Ohio State (GO) Series A
3.000%, 02/01/22	500	507,308
5.000%, 08/01/22	3,000	3,147,704
5.000%, 09/15/22	750	791,446
5.000%, 06/15/24	800	910,739
5.000%, 03/01/25	3,525	4,124,182
5.000%, 09/01/25	5,550	6,611,842
Ohio State (GO) Series B
5.000%, 06/15/23	2,000	2,184,269
5.000%, 08/01/23	4,025	4,421,036
5.000%, 09/15/23	1,980	2,185,886
5.000%, 08/01/24	2,970	3,398,498
5.000%, 09/01/24	2,665	3,059,412
5.000%, 09/01/27	625	791,188
5.000%, 09/15/27	1,500	1,900,856
Ohio State (GO) Series C
5.000%, 09/15/21	1,000	1,005,783
5.000%, 08/01/27	6,880	8,689,256
Ohio State (GO) Series U
5.000%, 05/01/28	4,325	5,573,091
Ohio State (GO) Series W
4.000%, 05/01/24	785	867,765

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
4.000%, 05/01/25	785	$894,837
Olentangy Local School District (GO)
5.000%, 12/01/24	1,355	1,569,061
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	4,063,579
TOTAL OHIO		101,617,199
OKLAHOMA — (0.9%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,000	1,061,859
City of Tulsa (GO)
5.000%, 03/01/24	10,050	11,298,995
5.000%, 03/01/26	6,250	7,545,869
TOTAL OKLAHOMA		19,906,723
OREGON — (2.5%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	786,476
City of Portland (GO) Series A
5.000%, 06/15/24	400	455,493
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	700	773,782
5.000%, 06/15/26	1,550	1,893,843
City of Salem (GO)
5.000%, 06/01/25	530	627,129
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/24)	1,000	1,138,991
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/22	1,215	1,267,168
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	5,895,252
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	3,355	3,660,798
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,200	$1,417,340
Oregon State (GO)
5.000%, 06/01/24	500	568,627
Oregon State (GO)
5.000%, 12/01/24	2,290	2,657,575
Oregon State (GO) Series A
5.000%, 05/01/24	3,545	4,017,910
Oregon State (GO) Series H
5.000%, 05/01/25	2,420	2,849,745
Oregon State (GO) Series N
5.000%, 05/01/23	1,350	1,466,040
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,500	4,332,819
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	1,000	1,138,991
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,390	2,999,598
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	2,300	2,616,241
Washington County (GO)
5.000%, 03/01/24	2,400	2,699,594
5.000%, 03/01/25	5,100	5,960,926
5.000%, 03/01/26	300	362,961
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	1,045	1,188,750
5.000%, 06/01/25	1,395	1,650,064
TOTAL OREGON		52,426,113
PENNSYLVANIA — (1.7%)
Commonwealth of Pennsylvania (GO)
5.000%, 07/15/22	12,820	13,418,136
5.000%, 04/01/22	11,260	11,625,858
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 07/01/22	2,000	2,089,522

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Montgomery County (GO)
5.000%, 05/01/23	5,255	$5,702,829
Montgomery County (GO) Series A
5.000%, 01/01/25	2,390	2,780,679
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	205	230,647
5.000%, 03/01/25	540	631,789
TOTAL PENNSYLVANIA		36,479,460
RHODE ISLAND — (0.1%)
Rhode Island State (GO) Series A
5.000%, 08/01/22	1,605	1,683,857
Rhode Island State (GO) Series D
5.000%, 08/01/22	685	718,655
TOTAL RHODE ISLAND		2,402,512
SOUTH CAROLINA — (1.8%)
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/24	1,135	1,276,997
Berkeley County School District (GO) (SCSDE) Series B
5.000%, 03/01/22	4,120	4,238,217
Charleston County (GO)
5.000%, 11/01/23	1,000	1,110,030
Charleston County (GO) Series A
5.000%, 11/01/22	4,780	5,074,248
Charleston County (GO) Series B
5.000%, 11/01/23	3,560	3,951,705
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,640,750
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	1,673,631
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/25	1,085	1,280,193
Lexington County School District No. 1 (GO) (SCSDE) Series C
4.000%, 02/01/24	3,590	3,934,921
Richland County School District No. 1 (GO) (SCSDE) Series A
5.000%, 03/01/23	3,970	4,279,487
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	5,500	$6,084,773
South Carolina State (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	1,657,393
TOTAL SOUTH CAROLINA		38,202,345
SOUTH DAKOTA — (0.1%)
South Dakota State Building Authority (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/24)	2,175	2,473,211
TENNESSEE — (3.6%)
City of Johnson City (GO)
5.000%, 03/01/24	2,555	2,873,943
City of Maryville (GO) Series A
5.000%, 06/01/22	1,865	1,940,366
City of Memphis (GO)
5.000%, 05/01/25	3,840	4,517,756
City of Memphis (GO) Series A
5.000%, 04/01/25	1,945	2,281,841
Hamilton County (GO) Series A
5.000%, 04/01/26	3,000	3,648,883
Hamilton County (GO) Series B
3.000%, 03/01/22	4,550	4,627,186
Knox County (GO)
5.000%, 04/01/24	3,440	3,880,689
Knox County (GO) Series A
5.000%, 08/01/23	1,300	1,426,538
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	1,000	1,045,044
5.000%, 01/01/26	5,840	7,029,321
5.000%, 07/01/27	3,510	4,427,184
4.000%, 07/01/28	10,000	12,250,297
Putnam County (GO)
4.000%, 04/01/23	975	1,037,126
Sumner County (GO)
5.000%, 12/01/23	3,395	3,781,878
5.000%, 06/01/24	720	818,824
5.000%, 06/01/25	1,750	2,067,766
Tennessee State (GO) Series A
5.000%, 09/01/24	4,075	4,682,165
5.000%, 02/01/27	7,720	9,642,484

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	$1,189,149
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,588,600
Williamson County (GO) Series A
4.000%, 05/01/22	300	308,810
TOTAL TENNESSEE		77,065,850
TEXAS — (15.0%)
Alamo Community College District (GO)
5.000%, 08/15/24	1,000	1,147,652
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	5,538,993
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,121,680
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	1,685,020
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	857,721
5.000%, 08/01/25	250	295,628
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,105	3,487,871
Carroll Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,120,867
City of Amarillo (GO)
2.000%, 02/15/24	4,900	5,117,242
4.000%, 02/15/24	1,555	1,702,437
2.000%, 02/15/25	5,015	5,308,410
4.000%, 02/15/25	1,620	1,828,495
City of Arlington (GO) Series A
5.000%, 08/15/24	1,595	1,826,315
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,436,815
City of Austin (GO)
5.000%, 09/01/24	1,215	1,394,411
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Carrollton (GO)
5.000%, 08/15/24	1,835	$2,102,927
City of Celina (GO)
4.125%, 09/01/24	2,325	2,605,150
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	782,225
City of Denton (GO)
4.000%, 02/15/22	2,510	2,562,411
3.000%, 02/15/24	3,615	3,876,988
4.000%, 02/15/25	3,790	4,293,520
City of Fort Worth (GO) Series A
5.000%, 03/01/24	1,240	1,393,420
5.000%, 03/01/25	5,000	5,834,296
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	7,900	8,871,988
5.000%, 02/15/25	9,470	11,053,942
City of Garland (GO)
5.000%, 02/15/25	2,030	2,364,068
City of Houston (GO) Series A
5.000%, 03/01/22	5,890	6,057,955
City of Lubbock (GO)
5.000%, 02/15/23	1,000	1,074,002
City of Pearland (GO)
5.000%, 03/01/25	3,885	4,519,652
City of Richardson (GO)
5.000%, 02/15/27	1,715	2,127,568
City of Southlake (GO)
3.000%, 02/15/23	1,510	1,576,943
City of Temple Utility System Revenue (RB)
5.000%, 08/01/24	500	571,814
Clear Creek Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	4,380	4,639,174
5.000%, 02/15/25	2,175	2,537,950
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,725,685
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	330	355,814
4.000%, 08/15/24	410	456,804
Dallas Area Rapid Transit (RB) Series B
5.000%, 12/01/21	2,545	2,585,911
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	572,513

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	$1,146,338
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/23	620	669,292
4.000%, 08/15/24	500	558,046
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,815	4,101,611
5.000%, 02/15/24	3,000	3,369,110
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	2,291,363
Galveston County (GO)
5.000%, 02/01/22	1,000	1,024,553
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,122,222
Harris County (GO) Series A
5.000%, 10/01/24	1,000	1,151,359
Harris County Flood Control District (GO) Series A
5.000%, 10/01/24	670	771,462
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	1,489,079
Hidalgo County Drain District No. 1 (GO)
5.000%, 09/01/22	1,000	1,052,785
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,123,851
5.000%, 02/15/26	7,020	8,501,721
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	1,392,732
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	8,296,597
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	1,742,932
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,164,950
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	$2,289,395
Mansfield Independent School District (GO) (PSF-GTD) (ETM) Series A
5.000%, 02/15/22	895	918,622
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	300	330,511
5.000%, 09/01/24	5,715	6,556,994
Northside Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	4,535	4,879,352
5.000%, 08/15/24	1,000	1,146,338
5.000%, 08/15/25	1,880	2,236,177
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,820,415
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,695	1,898,493
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/23	3,500	3,828,682
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	6,720,778
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	11,000	12,359,376
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	355	392,255
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	5,323,779
Spring Independent School District (GO) (BAM)
5.000%, 08/15/24	4,985	5,699,786
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	4,072,288

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas A&M University (RB) Series B
¤ 5.000%, 05/15/30 (Pre-refunded @ $100, 5/15/23)	10,370	$11,267,311
Texas State (GO)
5.000%, 04/01/23	5,000	5,409,372
5.000%, 10/01/23	15,345	16,976,517
5.000%, 10/01/26	2,845	3,507,082
Texas State (GO) Series A
5.000%, 10/01/23	2,690	2,976,007
5.000%, 04/01/25	1,000	1,172,383
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	15,000	17,283,079
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	11,952,560
5.250%, 04/01/26	300	367,731
5.000%, 10/01/26	4,340	5,354,993
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,150	3,978,366
University of Texas System (The) (RB)
5.000%, 08/15/25	2,500	2,970,314
5.000%, 08/15/26	1,500	1,842,536
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,850	2,118,297
University of Texas System (The) (RB) Series D
5.000%, 08/15/26	2,000	2,456,715
University of Texas System (The) (RB) Series E
5.000%, 08/15/26	4,835	5,939,109
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	558,462
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	6,979,685
TOTAL TEXAS		317,966,040
UTAH — (2.3%)
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/24	1,100	1,221,900
Salt County Lake (GO)
5.000%, 12/15/26	1,095	1,360,342
	Face Amount	Value†
	(000)
UTAH — (Continued)
Utah State (GO)
5.000%, 07/01/22	11,285	$11,795,451
5.000%, 07/01/24	12,350	14,092,537
5.000%, 07/01/25	1,000	1,184,294
5.000%, 07/01/26	4,450	5,449,869
5.000%, 07/01/27	6,100	7,702,082
Utah State (GO) Series B
5.000%, 07/01/24	1,010	1,152,507
Washington County School District Board of Education/St George (GO) (SCH BD GTY)
5.000%, 03/01/22	4,465	4,592,851
TOTAL UTAH		48,551,833
VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,396,216
5.000%, 08/15/24	1,000	1,145,354
Vermont State (GO) Series C
4.000%, 08/15/23	225	242,792
TOTAL VERMONT		2,784,362
VIRGINIA — (5.0%)
Arlington County (GO)
5.000%, 08/15/22	3,000	3,153,781
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	2,130	2,381,062
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,160	4,000,742
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	3,000	3,011,566
5.000%, 09/01/22	2,050	2,159,127
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/28	2,405	3,120,558
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	4,315	4,729,288
5.000%, 07/15/24	3,170	3,622,930
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	4,463,305
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	4,098,855
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	6,349,426
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	2,000	2,148,036

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	2,725	$2,985,505
5.000%, 02/01/25	2,590	3,020,874
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,185,940
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,558,824
5.000%, 06/01/25	500	590,790
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/23	10,000	10,900,348
Fairfax County (GO) (ST AID WITHHLDG)
5.000%, 10/01/26	1,000	1,236,176
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	4,775	5,282,689
5.000%, 10/01/24	5,000	5,763,658
5.000%, 10/01/27	1,000	1,272,282
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	2,127,464
5.000%, 08/01/28	2,905	3,778,553
Henrico County Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	3,937,634
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/24	2,490	2,887,873
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	4,000	4,639,153
5.000%, 12/01/25	500	601,325
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/24	3,555	3,980,495
University of Virginia (RB) (ETM) Series B
5.000%, 08/01/21	6,250	6,250,000
TOTAL VIRGINIA		106,238,259
WASHINGTON — (6.5%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	2,315,957
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
5.000%, 12/01/22	4,705	$5,013,284
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,136,390
5.000%, 07/01/25	900	1,060,469
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	377,062
City of Seattle (GO) Series A
5.000%, 12/01/26	3,000	3,720,755
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,400	10,594,970
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 06/01/22	310	322,686
5.000%, 07/01/24	2,265	2,581,023
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/23	12,040	12,927,400
City of Seattle Water System Revenue (RB)
5.000%, 09/01/22	6,000	6,319,397
5.000%, 08/01/24	1,790	2,049,412
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	270	300,782
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,012,866
4.000%, 12/01/22	2,630	2,765,254
King County (GO) Series A
5.000%, 06/01/28	3,555	4,596,125
5.000%, 06/01/29	2,050	2,715,380
King County (GO) Series E
5.000%, 12/01/25	955	1,149,445
King County School District No. 400 Mercer Island (GO) (SCH BD GTY)
5.000%, 12/01/22	1,145	1,220,341
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
3.000%, 12/01/22	6,105	6,342,988
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	3,500	3,896,234

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 412 Shoreline (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	$1,012,966
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	2,850	3,207,843
King County Sewer Revenue (RB) Series A
5.000%, 01/01/24	2,310	2,579,301
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,801,035
Spokane County (GO)
5.000%, 12/01/22	1,025	1,092,445
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	150	152,442
Thurston County School District No. 111 Olympia (GO) (SCH BD GTY)
5.000%, 12/01/21	425	431,903
University of Washington (RB) (ETM) Series A
5.000%, 07/01/22	6,505	6,797,655
Washington State (GO) Series 2013A
5.000%, 08/01/21	225	225,000
Washington State (GO) Series A
5.000%, 08/01/23	750	823,637
Washington State (GO) Series B
5.000%, 07/01/24	2,200	2,509,720
5.000%, 07/01/25	1,500	1,776,441
Washington State (GO) Series C
5.000%, 02/01/23	1,500	1,610,556
5.000%, 02/01/25	3,865	4,507,985
5.000%, 02/01/26	2,640	3,187,860
Washington State (GO) Series D
5.000%, 07/01/23	3,800	4,157,624
5.000%, 06/01/25	1,500	1,771,110
5.000%, 06/01/27	3,000	3,776,777
Washington State (GO) Series E
5.000%, 02/01/23	1,940	2,082,986
Washington State (GO) Series F
5.000%, 06/01/24	5,575	6,338,496
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	$4,317,765
Washington State (GO) Series R-2020C
5.000%, 07/01/24	4,070	4,642,981
Washington State (GO) Series R-C
5.000%, 07/01/23	3,500	3,829,391
TOTAL WASHINGTON		138,052,139
WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	556,605
5.000%, 12/01/24	755	874,820
TOTAL WEST VIRGINIA		1,431,425
WISCONSIN — (1.9%)
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	2,000	2,481,546
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	472,873
DeForest Area School District (GO)
5.000%, 04/01/24	1,810	2,039,807
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/24	2,235	2,338,003
Wisconsin State (GO)
5.000%, 05/01/24	2,515	2,849,020
Wisconsin State (GO) Series 3
5.000%, 11/01/22	3,110	3,301,446
Wisconsin State (GO) Series A
5.000%, 05/01/23	8,515	9,248,481
5.000%, 05/01/24	7,720	8,745,300
5.000%, 05/01/25	7,885	9,278,753
TOTAL WISCONSIN		40,755,229
TOTAL MUNICIPAL BONDS Cost ($2,044,811,264)		2,127,189,387
TOTAL INVESTMENTS — (100.0%)
(Cost $2,044,811,264)^^		$2,127,189,387

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,127,189,387	—	$2,127,189,387
TOTAL	—	$2,127,189,387	—	$2,127,189,387

DFA Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.4%)
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB)
3.000%, 02/01/30	300	$321,267
UAB Medicine Finance Authority (RB) Series B2
5.000%, 09/01/30	200	246,518
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	295,837
TOTAL ALABAMA		863,622
ALASKA — (1.4%)
Alaska Municipal Bond Bank Authority (RB) Series 1
5.000%, 05/01/27	250	310,598
Alaska Municipal Bond Bank Authority (RB) (MORAL OBLG) Series 3
5.000%, 10/01/29	165	189,789
Alaska State (GO) Series A
5.000%, 08/01/36	250	332,146
Alaska State (GO) Series B
5.000%, 08/01/30	500	589,761
Borough of Matanuska-Susitna AK (RB)
5.250%, 09/01/28	265	309,911
Borough of North Slope (GO) Series B
5.000%, 06/30/27	415	520,642
Municipality of Anchorage (GO) Series B
5.000%, 09/01/22	1,195	1,258,480
TOTAL ALASKA		3,511,327
ARIZONA — (0.4%)
Apache County Industrial Development Authority (RB) Series A
4.500%, 03/01/30	115	117,747
Maricopa County Industrial Dev. Authority (RB)
3.250%, 01/01/37	200	215,608
Maricopa County Industrial Dev. Authority (RB) Series A
4.000%, 09/01/37	375	458,246
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	150	$191,426
TOTAL ARIZONA		983,027
ARKANSAS — (0.2%)
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
2.000%, 02/01/30	250	259,688
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	259,848
TOTAL ARKANSAS		519,536
CALIFORNIA — (2.2%)
Alameda Corridor Transportation Authority (RB) Series A
5.000%, 10/01/22	300	316,367
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	250	329,829
California Health Facilities Financing Authority (RB) Series B
5.000%, 11/15/32	850	1,046,754
California Statewide Communities Development Authority (RB)
4.125%, 03/01/34	150	170,056
City of El Cerrito (RB) (NPFGC )
5.000%, 05/01/29	250	305,570
City of Sacramento Transient Occupancy Tax Revenue (RB) Series
5.000%, 06/01/26	250	298,460
Contra Costa County Schools Pooled Notes (RB) Series A
2.000%, 12/01/21	150	150,825
Hesperia Community Redevelopment Agency Successor Agency (AGM) Series A
3.375%, 09/01/37	500	556,940

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Imperial Beach Redevelopment Agency Successor Agency
4.000%, 06/01/38	260	$309,459
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	353,718
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	203,704
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/27	380	463,062
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/23	300	328,378
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series SER 2020B
4.000%, 05/01/40	210	254,409
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	210	222,476
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	118,111
TOTAL CALIFORNIA		5,428,118
COLORADO — (1.4%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	150	187,331
Colorado Health Facilities Authority (RB) Series A-
4.000%, 08/01/37	300	354,998
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	350	448,722
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	200	263,374
5.000%, 09/01/36	300	393,402
Flying Horse Metropolitan District No. 2 (AGM)(GO) Series A
4.000%, 12/01/40	430	518,275
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	200	257,664
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Regional Transportation District (COP)
5.000%, 06/01/29	300	$345,656
Sand Creek Metropolitan District (GO) (AGM) Series A
4.000%, 12/01/24	250	278,563
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	200	256,246
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	100	133,478
TOTAL COLORADO		3,437,709
CONNECTICUT — (1.4%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	300	390,981
Connecticut State (GO) Series A
4.000%, 04/15/38	500	596,064
Connecticut State (GO) Series B
5.000%, 06/15/26	390	459,696
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	245	315,325
Connecticut State Special Tax Revenue (RB)
5.000%, 05/01/38	500	653,743
Connecticut State Special Tax Revenue (RB) Series A
5.000%, 05/01/35	500	672,380
Metropolitan District (The) (GO) Series A
3.000%, 08/01/27	275	295,270
TOTAL CONNECTICUT		3,383,459
DELAWARE — (0.1%)
Delaware Municipal Electric Corp. (The) (RB)
5.000%, 07/01/29	100	130,651
DISTRICT OF COLUMBIA — (0.4%)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A-DULLES METRORAIL AND
5.000%, 10/01/32	250	315,216

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/29	250	$327,878
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	250	310,236
TOTAL DISTRICT OF COLUMBIA		953,330
FLORIDA — (11.2%)
Brevard County School District (COP)
5.000%, 07/01/27	275	312,077
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	313,250
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	250	283,507
Central Florida Expressway Authority (RB) Series D-
5.000%, 07/01/32	150	204,313
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/25	1,500	1,786,701
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	323,301
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/24	900	1,035,298
5.000%, 10/01/25	1,285	1,531,195
City of Tampa Sales Tax Revenue (RB)
5.000%, 10/01/26	1,000	1,228,124
Country of Hillsborough Fl Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	997,750
County of Seminole FL Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	535	638,726
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	250	292,132
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/29	100	132,075
Florida State (GO) Series A
5.000%, 07/01/24	1,200	1,368,561
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO) Series C
5.000%, 06/01/25	1,355	$1,476,997
Greater Orlando Aviation Authority (RB) Series B
5.000%, 10/01/36	445	541,698
Hillsborough County School Board (COP)
5.000%, 07/01/30	500	631,995
JEA Electric System Revenue (RB) Series THREE 2021A
5.000%, 10/01/33	1,000	1,361,036
Miami Beach Redev. Agency
5.000%, 02/01/29	325	361,810
Miami-Dade County Aviation Revenue (RB)
5.000%, 10/01/30	300	364,238
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	375	464,851
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	360,272
Miami-Dade County Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/28	1,310	1,655,244
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	250	298,786
Pasco County (GO) Series A
5.000%, 10/01/24	570	655,884
5.000%, 10/01/25	570	680,251
Pasco County School Board (COP) Series A-COPS
5.000%, 08/01/31	1,000	1,370,290
Polk County School District (COP) Series A
5.000%, 01/01/28	450	563,889
Reedy Creek Improvement District Utility Revenue (RB) Series 2018-
5.000%, 10/01/29	400	513,066
5.000%, 10/01/37	400	500,177
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	350	422,381
School Board of Miami-Dade County (The) (COP) Series A
5.000%, 05/01/31	250	289,821

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
School Board of Miami-Dade County (The) (COP) Series D
5.000%, 02/01/29	595	$706,465
5.000%, 11/01/30	335	382,600
School District of Broward County Series A
5.000%, 07/01/32	450	539,688
South Florida Water Management District (COP)
3.000%, 10/01/31	400	430,128
5.000%, 10/01/36	545	648,389
Town of Longboat Key (GO)
5.000%, 08/01/24	375	428,012
Volusia County School Board (COP)
5.000%, 08/01/28	250	284,375
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	670,557
West Palm Beach Community Redevelopment Agency
5.000%, 03/01/28	250	295,263
TOTAL FLORIDA		27,345,173
GEORGIA — (0.9%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (The) (RB)
5.000%, 03/01/29	250	306,421
Brookhaven Dev. Authority (RB)
5.000%, 07/01/34	250	326,001
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	486,026
Dev. Authority for Fulton County (RB)
5.000%, 10/01/30	400	507,116
Dev. Authority of Cobb County (The) (RB)
4.000%, 07/15/24	195	214,994
Municipal Electric Authority of Georgia (RB) Series
5.000%, 11/01/27	100	126,049
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	200	250,730
TOTAL GEORGIA		2,217,337
	Face Amount	Value†
	(000)
HAWAII — (0.8%)
Hawaii State Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	$415,764
4.000%, 07/01/39	700	852,984
University of Hawaii (RB) Series B
3.000%, 10/01/31	500	574,674
TOTAL HAWAII		1,843,422
IDAHO — (0.1%)
Idaho Health Facilities Auth. (RB)
5.000%, 03/01/37	200	249,381
ILLINOIS — (5.7%)
Chicago O'Hare International Airport (RB)
5.000%, 01/01/33	290	334,188
Chicago O'Hare International Airport (RB) Series A
5.000%, 01/01/31	250	329,152
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/27	265	282,939
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	300	383,246
5.000%, 06/01/29	1,025	1,339,523
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,195,494
Cook County Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	100	120,871
Cook County School District No. 88 Bellwood (GO) (BAM) Series A
4.000%, 12/01/22	375	393,256
Cook County Township High School District No. 227 Rich Township (GO)
3.000%, 12/01/24	400	430,597
DuPage & Cook Counties Township High School District No. 86 Hinsdale (GO)
5.000%, 01/15/25	500	580,332
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
5.000%, 02/01/27	500	602,520

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Illinois Finance Authority (RB)
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/01/24)	350	$400,018
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	320	432,439
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	297,391
Joliet Park District (GO) (BAM)
4.000%, 02/01/22	150	152,715
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	225	266,154
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	581,035
Lake County Forest Preserve District (GO)
5.000%, 12/15/23	1,500	1,672,912
Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	162,274
5.000%, 03/01/29	350	404,874
University of Illinois (RB) Series A
5.000%, 04/01/30	1,000	1,324,637
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	995,578
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	500	586,901
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
¤ 5.000%, 01/01/27 (Pre-refunded @ $100, 1/1/26)	25	30,011
5.000%, 01/01/27	510	610,641
TOTAL ILLINOIS		13,909,698
INDIANA — (1.1%)
Ball State University (RB) Series R
5.000%, 07/01/29	255	316,942
	Face Amount	Value†
	(000)
INDIANA — (Continued)
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	$315,666
Indiana Finance Authority (RB)
5.000%, 07/01/29	400	518,367
Indiana State University (RB) Series T
4.000%, 10/01/39	110	132,677
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/24	500	562,716
5.000%, 01/15/29	300	320,275
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	432,716
TOTAL INDIANA		2,599,359
IOWA — (1.5%)
City of Davenport (GO) Series B
5.000%, 06/01/22	1,320	1,374,019
Pottawattamie County (GO) Series A
3.000%, 06/01/22	750	767,775
Sioux City IA (GO) Series C
5.000%, 06/01/25	1,350	1,585,524
TOTAL IOWA		3,727,318
KENTUCKY — (1.4%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	313,361
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,300,317
Kentucky Bond Dev. Corp. (RB)
5.000%, 09/01/24	250	285,090
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	500	641,356
University of Louisville (RB) (BAM) Series B
4.000%, 09/01/30	400	488,177
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	350	402,525
TOTAL KENTUCKY		3,430,826

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
LOUISIANA — (0.6%)
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	100	$126,988
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	300	356,157
Lafourche Parish School Board (GO)
5.000%, 03/01/28	500	630,483
Louisiana Public Facilities Authority (RB)
5.000%, 05/15/31	250	329,730
TOTAL LOUISIANA		1,443,358
MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	210	248,127
MARYLAND — (0.2%)
Maryland Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/28	500	585,746
MASSACHUSETTS — (1.1%)
Commonwealth of Massachusetts (RB) (NATL)
5.500%, 01/01/28	250	321,934
Massachusetts Dev. Finance Agency (RB)
5.000%, 07/01/30	365	472,492
Massachusetts Dev. Finance Agency (RB) Series G
5.000%, 07/01/33	300	401,854
Massachusetts Development Finance Agency (RB)
5.000%, 01/01/24	230	256,659
5.000%, 10/01/29	100	131,885
Massachusetts Development Finance Agency (RB) Series
5.000%, 01/01/24	70	77,622
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	400	481,899
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (RB) Series A
5.000%, 01/01/33	445	$566,376
TOTAL MASSACHUSETTS		2,710,721
MICHIGAN — (2.3%)
Central Michigan University (RB)
4.000%, 10/01/35	450	552,997
4.000%, 10/01/36	470	576,103
City of Dearborn Heights (BAM)(GO)
3.000%, 05/01/27	855	961,988
City of Saginaw Water Supply System Revenue (RB) (AGM)
4.000%, 07/01/29	500	613,127
Eastern Michigan University (RB) (BAM) Series A
4.000%, 03/01/34	250	285,908
Farmington Public School District (GO)
3.375%, 05/01/34	250	285,518
Ferris State University (RB)
5.000%, 10/01/27	400	485,997
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	200	262,368
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	630,021
Michigan Finance Authority (RB)
4.000%, 11/15/35	200	228,145
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	669,693
TOTAL MICHIGAN		5,551,865
MINNESOTA — (0.1%)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	205	246,926
MISSISSIPPI — (0.4%)
City of Jackson (GO)
5.000%, 03/01/24	350	392,532
Mississippi Dev. Bank (RB)
5.000%, 04/01/28	245	291,315

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSISSIPPI — (Continued)
Mississippi State (RB) Series A
5.000%, 10/15/23	250	$275,522
TOTAL MISSISSIPPI		959,369
MISSOURI — (1.3%)
City of Saint Charles (COP) Series B
3.000%, 02/01/37	440	485,100
Jefferson City School District (COP)
4.000%, 04/01/24	200	219,079
Jefferson County Consolidated School District No. 6 (GO) (ST AID DIR DEP) Series A
3.000%, 03/01/34	140	155,234
Kansas City Industrial Dev. Authority (RB)
5.000%, 03/01/33	450	589,959
Missouri Dev. Finance Board (RB) Series A
5.000%, 06/01/26	250	270,974
Missouri State Health & Educational Facilities Authority (RB)
5.000%, 11/15/29	350	455,907
Missouri State Health & Educational Facilities Authority (RB) Series A
5.000%, 06/01/28	355	400,921
4.000%, 07/01/34	500	625,973
TOTAL MISSOURI		3,203,147
NEBRASKA — (0.3%)
Public Power Generation Agency (RB)
5.000%, 01/01/28	240	275,997
5.000%, 01/01/29	400	459,923
TOTAL NEBRASKA		735,920
NEVADA — (3.9%)
City of North Las Vegas NV (GO) (BAM)
5.000%, 06/01/28	515	657,906
Clark County Department of Aviation (RB) Series B
5.000%, 07/01/32	375	488,876
5.000%, 07/01/40	500	639,961
Clark County NV (GO) Series B
5.000%, 11/01/27	1,000	1,269,585
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Clark County NV Passenger Facility Charge Revenue (RB)
5.000%, 07/01/32	240	$312,881
Clark County School District (GO) Series A
5.000%, 06/15/28	300	373,658
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	474,166
Nevada State (GO) Series D
5.000%, 04/01/27	2,105	2,457,786
Nevada System of Higher Education (RB)
3.000%, 07/01/32	250	273,385
Washoe County NV (GO)
5.000%, 07/01/24	735	837,551
Washoe County School District (GO)
5.000%, 06/01/25	1,495	1,760,194
TOTAL NEVADA		9,545,949
NEW JERSEY — (2.4%)
City of Newark (GO) (BAN) Series B
1.750%, 02/22/22	225	226,968
City of Vineland (GO) (AGM)
3.000%, 10/01/28	500	559,547
County of Atlantic NJ (GO)
3.000%, 04/01/28	555	601,182
Gloucester County Improvement Authority (The) (RB) (BAM)
5.000%, 07/01/32	145	191,171
New Brunswick Parking Authority (RB) (BAM MUN GOVT GTD)
5.000%, 09/01/27	325	384,854
New Jersey Educational Facilities Authority (RB) (AGM) Series
5.000%, 07/01/28	100	127,003
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	366,936
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 10/01/23	300	330,751
4.000%, 06/01/30	800	941,403
New Jersey Turnpike Authority (RB) Series A
5.000%, 01/01/30	365	414,326

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	765	$843,435
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	843,512
TOTAL NEW JERSEY		5,831,088
NEW YORK — (1.7%)
City of New York (GO) Series B-
5.000%, 12/01/29	500	615,085
City of Syracuse (GO) Series A
4.000%, 05/15/29	950	1,095,665
City of Yonkers (GO) Series A
4.000%, 02/15/23	125	132,099
Monroe County Industrial Dev. Corp. (RB)
5.000%, 07/01/27	150	184,672
5.000%, 12/01/28	250	320,270
New York City Industrial Dev. Agency (RB) (AGM)
3.000%, 01/01/33	500	562,328
New York State Dormitory Authority (RB)
5.000%, 07/01/23	280	306,238
New York State Thruway Authority (RB) Series K
5.000%, 01/01/32	400	459,628
Port Authority of New York & New Jersey (RB) Series
5.000%, 11/15/28	300	381,362
TOTAL NEW YORK		4,057,347
NORTH CAROLINA — (0.5%)
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	350	424,894
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	400	515,335
University of North Carolina at Greensboro (RB)
5.000%, 04/01/27	250	280,390
TOTAL NORTH CAROLINA		1,220,619
	Face Amount	Value†
	(000)
OHIO — (1.3%)
Akron OH Income Tax Revenue Akrgen (RB)
5.000%, 12/01/26	395	$452,858
Allen County Hospital Facilities Revenue (RB) Series A
5.000%, 08/01/29	1,000	1,268,504
American Municipal Power Inc (RB)
5.000%, 02/15/29	545	699,024
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	224,453
Montgomery County (RB)
5.000%, 08/01/28	240	309,321
Ohio Higher Educational Facility Commission (RB)
5.000%, 12/01/26	275	336,356
TOTAL OHIO		3,290,516
OKLAHOMA — (1.8%)
City of Oklahoma City (GO)
2.000%, 03/01/26	2,000	2,141,994
Grady County School Finance Authority (RB)
4.000%, 12/01/23	500	540,475
Oklahoma Dev. Finance Authority (RB)
4.000%, 06/01/29	770	887,369
Oklahoma Turnpike Authority (RB) Series A
5.000%, 01/01/28	500	637,621
University of Oklahoma (The) (RB)
5.000%, 07/01/27	215	259,125
TOTAL OKLAHOMA		4,466,584
OREGON — (0.6%)
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/28	115	145,743
Metro (RB)
5.000%, 06/15/30	225	279,957
Oregon Health & Science University (RB) Series B
5.000%, 07/01/33	350	422,871
Pacific Communities Health District (GO)
4.000%, 06/01/25	350	396,638
Salem Hospital Facility Authority (RB)
5.000%, 05/15/37	200	255,241
TOTAL OREGON		1,500,450

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (4.3%)
Allegheny County Hospital Development Authority (RB)
4.000%, 07/15/38	1,000	$1,191,406
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	312,963
Catasauqua Area School District (GO) (BAM ST AID WITHHLDG)
4.000%, 02/15/28	200	234,955
Chester County School Authority (RB)
5.000%, 03/01/28	235	281,126
City of Philadelphia (GO) Series A
4.000%, 05/01/38	750	915,767
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	304,391
City of Philadelphia PA (GO) Series B
5.000%, 02/01/37	500	639,923
Commonwealth of Pennsylvania (GO) Series
5.000%, 03/15/28	350	410,357
Delaware River Port Authority (RB)
5.000%, 01/01/34	505	560,632
Derry Township Industrial & Commercial Dev. Authority (RB)
4.000%, 11/15/29	400	483,571
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	309,033
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	643,788
Montgomery County Higher Education and Health Authority (RB) Series
5.000%, 09/01/27	295	367,643
Pennsylvania Higher Educational Facilities Authority (RB) Series AT-
5.000%, 06/15/30	150	180,824
PENNSYLVANIA ST PAS 02/30 FIXED 4 (GO) Series
4.000%, 02/01/30	270	308,989
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	1,250	1,665,678
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Philadelphia Gas Works Co (RB) (AGM) Series A
5.000%, 08/01/28	250	$318,690
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/23	500	549,089
Pittsburgh Water & Sewer Authority (RB) Series B
5.000%, 09/01/28	245	315,816
Westmoreland County (GO) Series A
5.000%, 08/15/29	500	644,139
TOTAL PENNSYLVANIA		10,638,780
RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	100	117,517
SOUTH CAROLINA — (0.7%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	856,025
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	375	429,907
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/31	335	388,969
TOTAL SOUTH CAROLINA		1,674,901
SOUTH DAKOTA — (0.5%)
Sioux Falls SD Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	1,059,573
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	100	110,403
TOTAL SOUTH DAKOTA		1,169,976
TENNESSEE — (3.5%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	965	1,099,944
5.000%, 07/01/25	970	1,147,932
City of Knoxville Gas System Revenue (RB) Series AA
5.000%, 03/01/26	2,000	2,418,725
Maury County (GO)
5.000%, 04/01/25	825	965,568
Sumner County (GO)
5.000%, 06/01/24	940	1,069,020

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Tennessee State (GO) Series B
5.000%, 08/01/25	1,565	$1,861,018
TOTAL TENNESSEE		8,562,207
TEXAS — (23.3%)
Alamo Community College District (GO)
5.000%, 08/15/27	950	1,199,826
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,485	1,791,736
Arlington Higher Education Finance Corp. (RB) Series A
5.000%, 08/15/28	250	320,538
Bexar County (GO) Series B
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/23)	1,500	1,637,332
Bexar County TX (GO)
4.000%, 06/15/26	600	703,890
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	530	569,732
Brownsville Independent School District (GO) (PSF-GTD) Series A
3.000%, 08/15/24	1,140	1,236,415
Bryan Independent School District (GO)
4.000%, 02/15/27	1,775	2,105,472
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	654,876
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	965	1,256,487
City of Austin (GO) Series A
5.000%, 09/01/24	1,200	1,377,196
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	270	327,698
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	2,000	2,396,857
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	675	765,138
City of Celina (GO)
4.125%, 09/01/25	1,000	1,153,227
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Corpus Christi (GO)
5.000%, 03/01/24	1,000	$1,124,554
City of El Paso (GO) Series B
5.000%, 08/15/23	455	499,925
City of Fort Worth (GO)
4.000%, 03/01/28	2,500	3,026,876
City of Fort Worth (GO) Series A
5.000%, 03/01/24	500	561,863
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	585,835
City of League City (GO)
4.000%, 02/15/28	160	189,566
City of Lewisville (GO)
5.000%, 02/15/25	895	1,041,942
City of Lubbock (GO)
5.000%, 02/15/23	720	773,282
City of Mount Pleasant (AGM)(GO)
5.000%, 05/15/29	390	506,462
5.000%, 05/15/30	415	550,595
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/25	1,145	1,349,152
City of Odessa (GO)
5.000%, 03/01/29	150	191,076
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,161,496
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/22	1,000	1,024,502
City of San Antonio TX Electric & Gas Systems Revenue (RB)
5.000%, 02/01/27	2,440	2,983,421
City of Waco (GO) Series A
4.000%, 02/01/25	2,000	2,259,399
Conroe Independent School District (GO)
5.000%, 02/15/25	800	897,127
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	585	682,171
Dallas Fort Worth International Airport (RB)
4.000%, 11/01/39	465	570,186
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	80	88,816

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Edinburg Consolidated Independent School District (GO)
5.000%, 02/15/25	235	$273,132
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	249,475
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	367,631
Fort Bend County Municipal Utility District No. 58 (GO)
2.000%, 04/01/24	100	104,359
Grand Parkway Transportation Corp. (RB)
5.000%, 02/01/23	300	320,986
Greater Greenspoint Redevelopment Authority (AGM)
4.000%, 09/01/34	250	290,976
Harris County (GO) Series A
5.000%, 10/01/26	500	598,547
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/22	220	234,354
Harris County Cultural Education Facilities Finance Corp. (RB) Series
3.000%, 10/01/40	100	110,904
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/31	500	635,724
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	300	379,947
Harris County Municipal Utility District No. 165 (GO) (AGM)
3.000%, 03/01/24	500	532,420
Houston Community College System (RB)
5.000%, 04/15/26	1,155	1,349,679
Hunt Memorial Hospital District Charitable Health (GO)
5.000%, 02/15/28	250	306,534
Katy Independent School District (GO) Series D
5.000%, 02/15/25	1,000	1,164,950
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Lower Colorado River Authority (RB)
5.000%, 05/15/24	320	$361,827
5.000%, 05/15/38	400	520,423
Mesquite Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,110	1,317,836
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/27	1,100	1,224,279
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	600	695,261
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	108,253
Port Freeport (RB) Series B
5.000%, 06/01/29	350	451,898
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	800	930,958
Stephen F Austin State University (RB)
5.000%, 10/15/29	230	278,614
Texas Municipal Power Agency (RB) (AGM)
3.000%, 09/01/32	200	217,731
Texas State (GO) Series B-1
5.000%, 08/01/26	1,040	1,275,354
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 04/01/23	1,500	1,622,811
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	755	843,918
5.000%, 02/01/25	400	464,416
Upper Trinity Regional Water District (RB) (BAM)
4.000%, 08/01/27	250	299,383
Waco Educational Finance Corp. (RB)
5.000%, 03/01/35	675	879,614
5.000%, 03/01/36	250	332,382
Washington County Junior College District (RB) (AGM)
5.000%, 10/01/24	525	601,414
TOTAL TEXAS		56,910,656

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (2.5%)
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	$1,180,321
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	350	455,170
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	1,000	1,220,753
Uintah County (GO)
4.000%, 12/15/28	750	872,706
Utah State (GO)
5.000%, 07/01/25	1,575	1,865,263
Utah Transit Authority (RB) Series A
5.250%, 06/15/23	500	547,805
TOTAL UTAH		6,142,018
WASHINGTON — (10.1%)
Central Washington University (RB)
4.000%, 05/01/26	270	286,002
City of Everett Water & Sewer Revenue (RB)
5.000%, 12/01/27	1,640	2,033,036
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,503,220
5.000%, 11/01/26	750	927,363
City of Seattle (GO) Series A
5.000%, 12/01/25	1,000	1,202,650
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	196,788
Energy Northwest (RB)
4.000%, 07/01/27	250	281,184
King County (GO) Series A
5.000%, 12/01/26	1,575	1,957,154
King County (GO) Series C
¤ 5.000%, 01/01/32 (Pre-refunded @ $100, 7/1/22)	1,295	1,353,261
King County School District No. 405 Bellevue (SCH BD GTY)(GO)
5.000%, 12/01/23	3,775	4,205,182
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	355,443
Pierce County (GO)
4.000%, 08/01/24	1,360	1,512,148
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	500	$619,530
Pierce County Sewer Revenue (RB) Series A
4.000%, 08/01/28	350	427,824
Port of Everett (RB)
4.000%, 12/01/28	215	246,192
Snohomish County School District No 201 Snohomish (GO)
5.000%, 12/01/27	2,000	2,396,700
Washington Health Care Facilities Auth. (RB)
4.000%, 07/01/37	200	232,408
Washington State (GO)
5.000%, 08/01/26	1,000	1,186,514
5.000%, 08/01/31	1,000	1,181,702
Washington State (GO) Series A
5.000%, 08/01/26	665	728,606
Washington State (GO) Series E
5.000%, 02/01/27	570	636,978
Washington State (GO) Series R-2018C
5.000%, 08/01/27	1,005	1,272,000
TOTAL WASHINGTON		24,741,885
WISCONSIN — (5.5%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	998,400
City of Madison (GO) Series A
3.000%, 10/01/21	425	427,025
City of Milwaukee (GO) Series
4.000%, 04/01/28	300	345,557
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	658,560
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	200	250,870
City of Milwaukee WI (GO) Series
5.000%, 04/01/26	300	362,412
City of Milwaukee WI Sewerage System Revenue (RB) Series S7
5.000%, 06/01/24	475	538,749

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	$319,312
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	1,425,469
River Falls School District (GO)
3.000%, 04/01/25	1,520	1,664,336
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	320	409,050
5.000%, 07/01/34	220	268,204
Wisconsin State (GO) (ETM) Series 1
5.000%, 05/01/22	1,500	1,555,257
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series 1
5.000%, 11/01/24	1,000	$1,155,391
5.000%, 05/01/30	2,050	2,443,981
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	723,115
TOTAL WISCONSIN		13,545,688
WYOMING — (0.4%)
University of Wyoming (RB)
5.000%, 06/01/23	1,000	1,088,876
TOTAL MUNICIPAL BONDS Cost ($242,466,752)		244,723,529
TOTAL INVESTMENTS — (100.0%)
(Cost $242,466,752)^^		$244,723,529

Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$244,723,529	—	$244,723,529
TOTAL	—	$244,723,529	—	$244,723,529

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Face Amount	Value†
		(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Anaheim Housing & Public Improvements Authority (RB)
¤	5.000%, 10/01/33 (Pre-refunded @ $100, 10/01/21)	1,910	$1,924,945
¤	5.000%, 10/01/34 (Pre-refunded @ $100, 10/01/21)	3,225	3,250,234
Baldwin Park Unified School District (GO)
	2.000%, 08/01/21	870	870,000
	2.000%, 08/01/22	390	397,492
Bay Area Toll Authority (RB) Series F-1
	5.000%, 04/01/22	1,000	1,032,832
¤	5.000%, 04/01/23 (Pre-refunded @ $100, 4/1/22)	1,005	1,038,015
¤	5.000%, 04/01/26 (Pre-refunded @ $100, 4/1/22)	11,660	12,043,044
¤	5.000%, 04/01/54 (Pre-refunded @ $100, 10/01/24)	1,000	1,130,760
Bay Area Toll Authority (RB) Series S-4
¤	5.000%, 04/01/43 (Pre-refunded @ $100, 4/1/23)	3,360	3,636,713
¤	5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	650	706,229
Berkeley Unified School District (GO) Series B
	5.000%, 08/01/22	3,000	3,148,014
Berkeley Unified School District (GO) Series D
	5.000%, 08/01/23	295	324,089
California Community College Financing Authority Series B
	2.000%, 01/31/22	5,000	5,048,632
California Municipal Finance Authority (RB)
¤	6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	1,750	1,792,426
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State (GO)
5.000%, 08/01/21	4,520	$4,520,000
5.000%, 09/01/21	14,415	14,470,576
5.000%, 10/01/21	17,155	17,292,005
5.000%, 11/01/21	5,500	5,566,629
5.000%, 12/01/21	2,000	2,032,486
5.000%, 03/01/22	10,290	10,584,645
5.000%, 08/01/22	785	823,649
5.250%, 09/01/22	11,420	12,059,957
5.000%, 10/01/22	17,000	17,974,639
5.250%, 10/01/22	500	530,117
2.000%, 11/01/22	2,250	2,304,260
California State (GO) Series B
5.000%, 09/01/21	840	843,239
California State
5.000%, 10/01/23	4,825	5,338,006
California State Department of Water Resources (RB)
5.000%, 12/01/21	1,100	1,117,867
California State Department of Water Resources (RB) Series AP
¤ 4.000%, 12/01/31 (Pre-refunded @ $100, 6/1/23)	2,515	2,696,469
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	3,355	3,575,294
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/21	4,005	4,070,052
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	35	37,251
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	13,530	14,030,495
California State Public Works Board (RB) Series B
5.000%, 05/01/22	2,045	2,120,115
5.000%, 05/01/23	695	754,100
¤ 5.250%, 10/01/24 (Pre-refunded @ $100, 10/1/21)	550	554,616

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series E
5.000%, 11/01/22	2,475	$2,626,714
California State Public Works Board (RB) (ETM) Series H
5.000%, 09/01/21	1,050	1,054,050
California State University (RB) Series A
5.000%, 11/01/21	4,825	4,883,573
5.000%, 11/01/22	3,800	4,034,415
5.000%, 11/01/23	2,000	2,220,059
California State University Series A
5.000%, 11/01/23	2,320	2,575,269
Calleguas Municipal Water District Series A
¤ 5.000%, 07/01/29	1,295	1,479,409
Campbell Union High School District (GO) Series B
4.000%, 08/01/21	1,000	1,000,000
Carlsbad Unified School District (GO) Series A
5.000%, 08/01/21	1,160	1,160,000
Carlsbad Unified School District Series B
2.000%, 08/01/23	750	778,650
Central Contra Costa Sanitary District
5.000%, 03/01/22	8,645	8,893,055
5.000%, 09/01/22	8,865	9,337,903
5.000%, 09/01/23	5,125	5,645,091
Cerritos Community College District (GO) Series C
4.000%, 08/01/21	1,250	1,250,000
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/22	3,050	3,169,846
Chico Unified School District (GO) Series B
4.000%, 08/01/21	625	625,000
City & County of San Francisco (GO) Series B
2.000%, 06/15/22	1,500	1,525,417
2.000%, 06/15/23	1,000	1,036,366
City & County of San Francisco (GO) Series R1
5.000%, 06/15/22	2,000	2,085,872
5.000%, 06/15/23	1,250	1,365,415
City of Berkeley (RN)
1.000%, 07/25/22	22,500	22,713,025
City of Campbell (GO)
3.000%, 09/01/21	1,660	1,663,831
City of Los Angeles (RN)
4.000%, 06/23/22	33,000	34,160,590
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	385	$400,789
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/22	930	968,139
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/22	3,000	3,147,745
5.000%, 11/01/22	1,345	1,427,970
¤ 5.000%, 11/01/22 (Pre-refunded @ $100, 11/1/21)	850	860,304
5.000%, 11/01/23	1,835	2,035,587
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/21)	5,690	5,758,974
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 5/1/22)	500	518,496
¤ 5.000%, 11/01/37 (Pre-refunded @ $100, 5/1/22)	1,000	1,036,992
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	1,760	1,766,771
Contra Costa Community College District (GO)
5.000%, 08/01/21	1,250	1,250,000
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	600	629,524
Desert Community College District (GO)
5.000%, 08/01/21	665	665,000
4.000%, 08/01/22	800	831,517
Desert Sands Unified School District (GO)
4.000%, 08/01/21	450	450,000
East Bay Regional Park District (GO) Series A
4.000%, 09/01/21	210	210,648
Eastern Municipal Water District Series A
3.000%, 07/01/24	1,545	1,675,141
El Camino Community College District Foundation/The (GO) Series D
3.000%, 08/01/22	160	164,578

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
El Monte Union High School District (GO)
2.000%, 06/01/22	1,080	$1,097,388
El Segundo Unified School District (GO) Series A
5.000%, 08/01/21	600	600,000
Evergreen School District
2.000%, 08/01/22	2,800	2,854,636
2.000%, 08/01/23	3,000	3,113,374
Fontana Unified School District (GO)
4.000%, 08/01/21	530	530,000
Foothill-De Anza Community College District
¤ 5.000%, 08/01/26	1,125	1,289,416
Fremont Union High School District Series A
2.000%, 08/01/22	1,000	1,019,513
2.000%, 08/01/23	730	758,183
Fresno Unified School District Series A
4.000%, 08/01/22	3,435	3,569,975
Fresno Unified School District Series D
2.000%, 08/01/22	1,125	1,146,498
2.000%, 08/01/23	1,600	1,660,466
Fresno Unified School District (GO) Series B
4.000%, 08/01/21	1,165	1,165,000
Gavilan Joint Community College District (GO) Series A
4.000%, 08/01/21	1,500	1,500,000
Gilroy School Facilities Financing Authority (RB) Series A-
¤ 5.000%, 08/01/46 (Pre-refunded @ $100, 8/1/23)	3,000	3,295,355
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,900	2,049,481
Glendale Community College District (GO) Series B
3.000%, 08/01/21	525	525,000
4.000%, 08/01/22	1,075	1,117,351
4.000%, 08/01/23	500	539,337
Grossmont Union High School District Series J2
4.000%, 08/01/23	1,000	1,078,674
Grossmont-Cuyamaca Community College District
5.000%, 08/01/23	1,615	1,773,906
Hartnell Community College District (GO) Series B
4.000%, 08/01/21	980	980,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 08/01/22	1,015	$1,054,987
Huntington Beach City School District (GO) Series C
4.000%, 08/01/21	390	390,000
4.000%, 08/01/22	180	187,091
Kern Community College District (GO) Series C
4.000%, 08/01/22	575	597,417
Kern High School District (GO) (AGM) Series C
2.000%, 08/01/22	5,295	5,398,321
Las Lomitas Elementary School District Series B
2.000%, 07/01/22	845	860,131
2.000%, 07/01/23	1,315	1,364,200
Local Public Schools Funding Authority School Improvement District No. 2016-1 (GO) (BAM) Series A
5.000%, 08/01/21	1,550	1,550,000
5.000%, 08/01/22	1,500	1,573,079
Lodi Unified School District
3.000%, 08/01/23	750	793,747
Long Beach Unified School District (GO) Series B
5.000%, 08/01/22	11,555	12,122,717
Los Altos Elementary School District (GO)
4.000%, 08/01/21	1,550	1,550,000
Los Altos Elementary School District (RAN)
4.000%, 07/15/22	3,000	3,111,462
Los Angeles Community College District (GO)
5.000%, 08/01/21	2,890	2,890,000
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	1,585	1,741,290
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	3,350	3,680,329
Los Angeles Community College District (GO) Series J
3.000%, 08/01/22	2,980	3,067,169
Los Angeles Community College District/CA (GO) Series A
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,000	1,146,147

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County (RN)
4.000%, 06/30/22	9,940	$10,297,209
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,765	1,844,836
5.000%, 07/01/23	18,000	19,701,295
Los Angeles County Metropolitan Transportation Authority (RB) Series B
5.000%, 07/01/22	1,500	1,567,849
5.000%, 07/01/23	1,070	1,170,699
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/23	1,500	1,641,775
Los Angeles County Schools (RN)
2.000%, 12/30/21	1,765	1,779,188
Los Angeles County Schools (RN) Series B-3
2.000%, 12/30/21	1,485	1,496,937
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/22	675	705,468
Los Angeles Department of Water & Power Series B
3.000%, 07/01/22	30,000	30,807,660
Los Angeles Department of Water & Power Power System Revenue Series A
5.000%, 07/01/23	2,360	2,582,581
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	20,000	21,886,280
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/22	1,350	1,410,937
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	5,560	5,810,969
Mammoth Unified School District (GO) Series B
4.000%, 08/01/22	1,000	1,039,191
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/21	1,360	1,363,139
3.000%, 09/01/22	1,400	1,444,671
3.000%, 09/01/23	1,100	1,167,167
Manhattan Beach Unified School District (GO) Series F
4.000%, 09/01/21	500	501,543
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Menifee Union School District (GO) Series C
3.000%, 08/01/22	200	$205,850
4.000%, 08/01/23	475	511,676
Merced Community College District (GO)
5.000%, 08/01/24	50	57,050
Metropolitan Water District of Southern California (RB)
5.000%, 01/01/22	700	714,291
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/22	475	496,486
Metropolitan Water District of Southern California (GO) Series A
5.000%, 03/01/22	1,105	1,136,706
Miracosta Community College District (GO) Series B
4.000%, 08/01/22	3,270	3,398,491
4.000%, 08/01/23	2,000	2,157,349
Mount San Jacinto Community College District (GO) Series B
5.000%, 08/01/21	1,630	1,630,000
Napa Valley Unified School District
2.000%, 06/30/22	17,000	17,304,405
Nevada Irrigation District Joint Powers Authority (RB) Series A
5.000%, 03/01/22	235	241,743
New Haven Unified School District (GO) (BAM) Series B
5.000%, 08/01/21	3,100	3,100,000
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	1,350	1,403,185
Norwalk-La Mirada Unified School District (GO) Series D
4.000%, 08/01/21	1,205	1,205,000
4.000%, 08/01/22	1,000	1,039,396
Ocean View School District/Orange County Series B
6.000%, 08/01/22	1,400	1,482,991

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oceanside Public Financing Authority (RB) Series A
¤ 5.250%, 05/01/33 (Pre-refunded @ $100, 5/1/23)	1,500	$1,634,605
Ohlone Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/22)	1,720	1,804,635
Orange County Sanitation District (RB) Series A
5.000%, 02/01/22	4,045	4,144,111
5.000%, 02/01/23	10,000	10,738,611
5.000%, 02/01/24	5,295	5,946,863
Oxnard Union High School District (GO) Series B
4.000%, 08/01/22	600	623,638
Palm Springs Unified School District (GO) Series A
2.000%, 08/01/22	5,000	5,097,564
Palo Alto Unified School District (GO)
5.000%, 08/01/21	1,000	1,000,000
Palomar Community College District (GO)
5.000%, 05/01/23	715	775,801
Pasadena Unified School District (GO) Series A
2.000%, 08/01/22	4,790	4,883,467
3.000%, 08/01/23	3,000	3,176,849
Pasadena Unified School District Series B
1.000%, 08/01/22	250	252,393
2.000%, 08/01/23	13,160	13,665,389
Peralta Community College District (GO) Series A
4.000%, 08/01/23	2,140	2,303,001
Peralta Community College District (GO) Series B
5.000%, 08/01/22	1,845	1,935,648
Pittsburg Unified School District Financing Authority (RB) (AGM)
¤ 5.500%, 09/01/46 (Pre-refunded @ $100, 9/1/21)	3,065	3,078,013
Portola Valley School District (GO) Series B
3.000%, 08/01/22	1,205	1,240,493
Rancho Santiago Community College District (GO)
4.000%, 09/01/22	1,075	1,120,884
Riverside County (RN)
2.000%, 06/30/22	13,750	13,996,210
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento Municipal Utility District Series I
5.000%, 08/15/22	690	$725,222
Sacramento Municipal Utility District (RB) Series X
5.000%, 08/15/21	750	751,237
¤ 5.000%, 08/15/25 (Pre-refunded @ $100, 8/15/21)	4,790	4,797,754
¤ 5.000%, 08/15/26 (Pre-refunded @ $100, 8/15/21)	6,065	6,074,818
San Diego Community College District (GO)
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	8,500	9,336,840
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/36 (Pre-refunded @ $100, 4/1/22)	1,000	1,032,851
San Diego County Water Authority (RB)
5.000%, 05/01/22	1,270	1,316,942
San Diego County Water Authority (RB) Series A-REV
5.000%, 05/01/23	3,800	4,125,233
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	10,520	10,929,131
San Diego Unified School District (RN) Series A
4.000%, 06/30/22	10,330	10,703,160
San Diego Unified School District (GO) Series D-
5.000%, 07/01/22	2,400	2,508,106
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	2,188,223
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	955	1,093,092
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
¤ 5.000%, 07/01/27 (Pre-refunded @ $100, 7/1/22)	1,000	1,044,706

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Community College District (GO) Series A
5.000%, 06/15/22	510	$531,852
5.000%, 06/15/23	4,345	4,737,606
San Francisco Municipal Transportation Agency Series B
¤ 5.000%, 03/01/42	3,275	3,369,028
San Francisco Unified School District (GO)
4.000%, 06/15/22	1,000	1,034,183
San Francisco Unified School District (GO) Series B
4.000%, 06/15/22	6,000	6,205,100
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,750	1,779,499
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	250	250,966
San Jose Evergreen Community College District (GO) Series B
4.000%, 09/01/21	1,435	1,439,428
4.000%, 09/01/22	1,800	1,876,828
San Jose Unified School District
¤ 5.000%, 08/01/28	1,040	1,142,390
3.000%, 08/01/22	7,000	7,203,338
San Juan Unified School District
3.000%, 08/01/22	1,060	1,090,791
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/21	575	575,000
4.000%, 08/01/22	550	571,162
San Leandro Unified School District (GO) Series B
4.000%, 08/01/21	265	265,000
San Lorenzo Unified School District
4.000%, 08/01/22	500	519,442
4.000%, 08/01/23	700	754,487
San Mateo County Community College District (GO)
4.000%, 09/01/21	1,310	1,314,042
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	810	812,499
4.000%, 09/01/22	1,660	1,730,853
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Ramon Valley Unified School District (GO)
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	1,060	$1,112,159
Santa Clara County Financing Authority Series A
5.000%, 05/01/22	700	725,766
5.000%, 05/01/23	2,130	2,313,086
Santa Clara Unified School District
5.000%, 07/01/23	1,250	1,367,134
Santa County Cruz
2.000%, 07/05/22	20,000	20,361,706
Santa Monica-Malibu Unified School District
4.000%, 08/01/22	6,835	7,104,273
4.000%, 08/01/23	8,055	8,688,721
Santa Monica-Malibu Unified School District Series B
4.000%, 08/01/22	2,560	2,660,854
4.000%, 08/01/23	3,000	3,236,023
Santa Monica-Malibu Unified School District Series D
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	835	917,207
Sierra Joint Community College District (GO)
4.000%, 08/01/21	1,025	1,025,000
Sierra Joint Community College District (GO) Series B
3.000%, 08/01/22	2,500	2,573,636
Simi Valley Unified School District (GO) Series C
4.000%, 08/01/22	600	623,638
Sonoma County Junior College District (GO) Series B
4.000%, 08/01/21	1,000	1,000,000
Southern California Public Power Authority (RB)
5.000%, 07/01/23	250	273,275
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/22	430	449,410
Southwestern Community College District (GO) Series B-
3.000%, 08/01/22	5,010	5,157,568

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/22	750	$772,091
3.000%, 08/01/23	820	868,169
State Center Community College District (GO)
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	1,000	1,049,207
State of California (GO)
5.000%, 09/01/22	13,050	13,746,151
5.000%, 10/01/22	14,500	15,331,310
5.000%, 11/01/23	7,000	7,771,883
State of California
5.000%, 11/01/22	1,300	1,379,857
5.000%, 03/01/24	3,000	3,377,812
Stockton Public Financing Authority (RB) Series A-REMK
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	6,200	7,024,374
Temecula Valley Unified School District Series D
4.000%, 08/01/22	1,400	1,455,011
4.000%, 08/01/23	280	302,087
Tustin Unified School District (GO)
¤ 6.000%, 08/01/36 (Pre-refunded @ $100, 8/1/21)	1,500	1,500,000
University of California (RB) Series AF
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	3,645	3,959,715
University of California (RB) Series BE
5.000%, 05/15/22	2,125	2,207,643
5.000%, 05/15/23	2,800	3,046,005
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	17,770	18,454,483
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/22	905	$949,651
Val Verde Unified School District (GO) (BAM) Series A
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	140	153,783
Vallejo City Unified School District
5.000%, 08/01/22	6,040	6,336,755
5.000%, 08/01/23	2,170	2,376,184
Visalia Unified School District (GO)
5.000%, 08/01/22	3,275	3,435,906
Vista Unified School District
¤ 5.000%, 08/01/24	1,000	1,049,207
Walnut Valley Unified School District (GO) Series B
4.000%, 08/01/22	3,250	3,378,038
4.000%, 08/01/23	2,200	2,369,406
West Basin Municipal Water District Series A
5.000%, 08/01/22	3,510	3,682,814
West Contra Costa Unified School District Series A
5.000%, 08/01/22	3,000	3,148,014
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	2,915	3,203,052
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/21	1,345	1,345,000
Western Placer Unified School District
5.000%, 06/30/22	4,300	4,493,689
TOTAL MUNICIPAL BONDS Cost ($863,668,413)		866,773,007
TOTAL INVESTMENTS — (100.0%)
(Cost $863,668,413)^^		$866,773,007

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$866,773,007	—	$866,773,007
TOTAL	—	$866,773,007	—	$866,773,007

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
4.000%, 08/01/21	240	$240,000
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/01/21)	235	236,839
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/01/21)	965	972,551
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/01/21)	400	403,130
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/01/21)	960	967,511
Anaheim Union High School District (GO)
5.000%, 08/01/23	1,905	2,091,635
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	972,084
Antelope Valley Union High School District (GO)
4.000%, 08/01/21	500	500,000
5.000%, 08/01/22	1,650	1,731,067
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,171,398
Bay Area Toll Authority (RB) Series
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/01/24)	10,700	12,328,597
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 10/01/24)	1,475	1,667,871
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/30 (Pre-refunded @ $100, 04/01/23)	10,500	11,364,727
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	600	$659,163
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	577,729
5.000%, 08/01/28	2,540	3,307,839
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	2,805	2,859,168
Buena Park School District (GO) (AGM)
2.500%, 08/01/21	75	75,000
Burbank Unified School District (GO)
5.000%, 08/01/24	300	341,058
California Infrastructure & Economic Development Bank (RB) Series
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/26)	3,075	3,802,147
California Infrastructure & Economic Development Bank (RB) (FGIC) (ETM) Series A
5.000%, 07/01/25	2,500	2,967,265
California Infrastructure & Economic Development Bank (RB) (FGIC) Series A
5.000%, 07/01/26	6,500	7,973,963
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	225	287,498
California Municipal Finance Authority (RB)
¤ 5.750%, 01/01/33 (Pre-refunded @ $100, 01/01/22)	750	767,476
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	3,905	3,999,670
California State (GO)
5.000%, 09/01/21	4,165	4,181,057
5.000%, 10/01/21	200	201,597
4.000%, 09/01/22	525	547,350
5.250%, 09/01/22	2,585	2,729,859

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.250%, 10/01/22	2,380	$2,523,355
5.000%, 12/01/22	1,245	1,326,576
5.000%, 02/01/23	1,400	1,503,186
5.000%, 08/01/23	1,500	1,647,591
5.000%, 09/01/23	1,985	2,188,193
5.000%, 10/01/23	100	110,632
5.000%, 11/01/23	875	971,485
5.000%, 05/01/24	975	1,105,355
5.000%, 09/01/24	1,000	1,148,998
5.000%, 10/01/24	2,400	2,766,556
5.000%, 11/01/24	1,130	1,306,787
5.000%, 12/01/24	750	870,113
5.500%, 02/01/25	1,000	1,184,911
5.000%, 08/01/25	8,025	9,542,920
5.000%, 09/01/25	840	1,001,843
5.000%, 10/01/25	1,000	1,196,174
5.000%, 11/01/25	4,000	4,798,640
5.000%, 12/01/25	3,600	4,331,262
3.000%, 03/01/26	3,000	3,367,695
5.000%, 08/01/26	5,050	6,212,503
5.000%, 12/01/26	5,000	6,216,175
3.000%, 03/01/27	2,500	2,847,701
3.500%, 08/01/27	2,220	2,610,486
5.000%, 08/01/27	8,750	11,062,816
5.000%, 10/01/27	2,500	3,175,489
5.000%, 04/01/28	1,000	1,288,079
5.000%, 08/01/28	1,000	1,299,117
5.000%, 10/01/28	6,750	8,805,710
5.000%, 04/01/29	5,000	6,601,832
California State (GO) Series B
5.000%, 09/01/21	1,060	1,064,087
5.000%, 09/01/23	2,285	2,518,902
5.000%, 08/01/25	3,000	3,567,447
5.000%, 08/01/26	1,000	1,230,199
California State Department of Water Resources (RB) Series
5.000%, 12/01/22	3,210	3,420,773
5.000%, 12/01/23	900	1,003,456
¤ 5.000%, 12/01/24 (Pre-refunded @ $100, 06/01/24)	3,880	4,417,903
California State Department of Water Resources (RB) Series AM
5.000%, 12/01/22	4,105	4,374,540
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 06/01/23)	5,000	5,360,773
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	1,485	$1,582,507
5.000%, 12/01/24	1,000	1,161,239
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/28	4,000	5,276,484
California State Department of Water Resources (RB) Series BB
5.000%, 12/01/23	3,000	3,344,852
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	15	15,965
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	7,410	7,684,107
California State Public Works Board (RB) Series D
5.000%, 11/01/23	570	632,308
California State Public Works Board (RB) (ETM) Series H
5.000%, 09/01/21	1,740	1,746,711
California State University (RB) Series
5.000%, 11/01/29	1,500	2,014,121
California State University (RB) Series A
5.000%, 11/01/24	2,655	3,068,500
5.000%, 11/01/25	4,010	4,810,637
5.000%, 11/01/26	350	434,001
California State University (RB) (AGM) Series C
5.000%, 11/01/22	100	106,169
California Statewide Communities Development Authority (RB)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,000	1,159,862
Capistrano Unified School District School Facilities Improvement District No. 1 (GO)
4.000%, 08/01/22	170	176,663
Carlsbad Unified School District (GO)
5.000%, 08/01/21	230	230,000
5.000%, 08/01/24	2,035	2,329,259

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Central Marin Sanitation Agency (RB)
4.000%, 09/01/21	1,425	$1,429,397
Cerritos Community College District (GO) Series
5.000%, 08/01/29	400	535,132
Chabot-Las Positas Community College District (GO)
5.000%, 08/01/22	900	944,311
4.000%, 08/01/23	1,970	2,125,400
Chaffey Community College District (GO) Series E
4.000%, 06/01/22	335	345,994
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	278,286
Chino Valley Unified School District (GO) Series A
4.000%, 08/01/21	200	200,000
Chula Vista Elementary School District (GO)
5.000%, 08/01/22	1,835	1,925,157
Chula Vista Municipal Financing Authority (RB) Series F
5.000%, 05/01/25	250	292,454
City & County of San Francisco (GO) Series
5.000%, 06/15/24	1,000	1,140,281
City & County of San Francisco (GO) Series D-
5.000%, 06/15/24	1,265	1,442,456
City & County of San Francisco (GO) Series R1
5.000%, 06/15/23	1,750	1,911,581
5.000%, 06/15/25	2,250	2,665,154
City of Grover Beach (GO)
5.000%, 09/01/23	360	396,931
City of Long Beach Harbor Revenue (RB) Series
5.000%, 05/15/28	500	644,922
5.000%, 05/15/29	375	494,875
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,560	1,792,957
City of Oakland (GO) Series A
5.000%, 01/15/25	500	582,020
City of Pacifica COP
5.000%, 01/01/24	250	279,467
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	1,000	1,041,010
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/24	1,000	$1,137,255
5.000%, 06/01/25	350	413,553
City of San Francisco CA Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/24	2,000	2,310,782
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/21	865	875,479
5.000%, 11/01/22	1,335	1,417,354
5.000%, 11/01/23	1,475	1,636,235
5.000%, 11/01/24	1,250	1,444,239
5.000%, 11/01/25	1,000	1,199,660
Clovis Unified School District (GO) Series B
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 08/01/23)	985	1,081,975
Coachella Valley Unified School District (GO) (BAM)
4.000%, 08/01/22	825	856,237
Coast Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 08/01/23)	4,075	4,476,191
Colton Joint Unified School District (GO)
5.000%, 08/01/21	900	900,000
Conejo Valley Unified School District (GO) Series
5.000%, 08/01/21	500	500,000
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/22	470	483,402
5.000%, 03/01/24	1,250	1,407,422
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	1,568,370
Contra Costa Water District (RB) Series Q
5.000%, 10/01/22	505	534,075
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	528,752
5.000%, 08/01/27	150	189,345
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	1,062,890

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Cupertino Union School District (GO) Series B
4.000%, 08/01/21	400	$400,000
Davis Joint Unified School District Community Facilities District (ST) (AGM)
3.000%, 08/15/22	1,000	1,030,600
Del Mar Union School District (GO) Series
4.000%, 08/01/28	240	297,425
Desert Sands Unified School District (GO)
5.000%, 08/01/21	3,000	3,000,000
Dublin Unified School District (GO)
5.000%, 08/01/22	875	918,171
5.000%, 08/01/23	1,665	1,829,178
East Bay Regional Park District (GO) Series A-
5.000%, 09/01/27	550	701,534
East Side Union High School District (GO)
4.000%, 08/01/21	600	600,000
East Side Union High School District (GO) Series A
3.000%, 08/01/21	575	575,000
East Side Union High School District (GO) Series C
2.000%, 08/01/24	2,000	2,109,409
El Rancho Unified School District (GO) (AGM)
4.000%, 08/01/21	1,285	1,285,000
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	228,031
Evergreen School District GO
3.000%, 08/01/25	1,400	1,548,258
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	309,767
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	119,801
Fontana Unified School District (GO)
4.000%, 08/01/21	1,585	1,585,000
4.000%, 08/01/22	875	909,358
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Fountain Valley Public Finance Authority (RB) Series
5.000%, 07/01/24	250	$284,097
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	349,416
Fremont Union High School District (GO) Series
5.000%, 08/01/25	795	947,123
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/24	2,615	2,919,207
Gilroy Unified School District (GO)
4.000%, 08/01/24	140	156,197
4.000%, 08/01/25	100	114,985
Grossmont Healthcare District (GO) Series
5.000%, 07/15/23	100	109,580
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	634,189
Hacienda La Puente Unified School District (GO) (NPFGC )
5.000%, 08/01/23	225	247,043
Hartnell Community College District (GO) Series
4.000%, 08/01/23	500	539,128
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	303,912
Kern High School District (GO) Series A
3.000%, 08/01/26	895	1,005,849
Kern High School District (GO) Series E
3.000%, 08/01/21	465	465,000
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	761,769
Las Lomitas Elementary School District GO Series B
3.000%, 07/01/24	1,810	1,963,015
Liberty Union High School District (GO)
4.000%, 08/01/21	500	500,000
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	325	392,172

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Long Beach Community College District (GO) Series
5.000%, 08/01/28	140	$181,654
Long Beach Unified School District (GO)
5.000%, 08/01/26	200	246,486
Los Alamitos Unified School District (GO)
¤ 5.250%, 08/01/39 (Pre-refunded @ $100, 08/01/23)	5,905	6,509,518
4.000%, 08/01/21	720	720,000
Los Angeles Community College District (GO) Series
¤ 4.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	2,385	2,662,281
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	340	373,526
5.000%, 08/01/24	250	286,474
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	3,175	3,639,017
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	400	419,653
5.000%, 08/01/25	1,240	1,477,820
5.000%, 06/01/26	2,500	3,060,199
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	650	714,094
Los Angeles Community College District (GO) Series J
3.000%, 08/01/23	1,020	1,079,918
Los Angeles Community College District/CA (GO) Series
¤ 4.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	1,655	1,847,411
Los Angeles Community College District/CA (GO) Series A
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	3,485	3,994,323
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	2,355	$2,699,177
Los Angeles County Metropolitan Transportation Authority (RB) Series
5.000%, 07/01/27	3,565	4,513,183
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	870	909,352
5.000%, 07/01/23	5,000	5,472,582
5.000%, 07/01/25	1,590	1,885,761
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	3,435	4,073,956
Los Angeles County Public Works Financing Authority (RB) Series
5.000%, 12/01/25	165	198,200
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	4,825	5,513,384
5.000%, 07/01/25	265	314,636
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/22	435	454,635
3.000%, 07/01/26	8,425	9,529,652
5.000%, 07/01/28	750	977,010
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/25	6,700	7,943,409
5.000%, 07/01/26	1,000	1,226,331
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/26	1,665	2,041,841
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/24	1,950	2,225,751
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	5,000	5,707,053
Los Angeles Unified School District (GO) Series
5.000%, 07/01/23	1,000	1,094,314

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series A
2.000%, 07/01/22	1,515	$1,541,988
5.000%, 07/01/24	3,250	3,706,518
5.000%, 07/01/26	2,270	2,780,046
5.000%, 07/01/27	1,500	1,893,955
5.000%, 07/01/28	1,000	1,295,602
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	500	631,318
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	500	522,569
5.000%, 07/01/23	3,050	3,337,658
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	560,181
Los Rios Community College District (GO) Series F
3.000%, 08/01/21	800	800,000
Lynwood Unified School District (GO) (AGM)
5.000%, 08/01/21	450	450,000
5.000%, 08/01/22	485	508,579
Mammoth Unified School District (GO) Series
4.000%, 08/01/23	1,000	1,078,047
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	1,034,143
Manhattan Beach Unified School District (GO) Series E
3.000%, 09/01/22	660	681,059
Menlo Park City School District (GO)
4.000%, 07/01/23	500	537,509
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	1,156,162
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/24	1,650	1,885,406
5.000%, 07/01/25	200	237,547
Moreland School District (GO) Series B
5.000%, 08/01/21	500	500,000
Morongo Unified School District (GO)
3.000%, 08/01/22	480	494,041
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	114,169
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/25	80	$94,746
5.000%, 08/01/26	220	269,054
5.000%, 08/01/27	120	151,153
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	867,649
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/24	600	670,182
4.000%, 08/01/25	400	460,285
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	375,846
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/23	3,025	3,357,840
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	2,500	2,598,490
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	220	258,804
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,903,568
Oak Park Unified School District (GO)
4.000%, 08/01/22	445	462,531
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/22	1,500	1,571,844
5.000%, 08/01/24	900	1,025,199
5.000%, 08/01/26	575	700,985
Oakland Unified School District/Alameda County (GO) Series
4.000%, 08/01/22	350	363,288
4.000%, 08/01/24	500	554,668
5.000%, 08/01/25	540	637,648
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/22	3,000	3,143,688
5.000%, 08/01/25	750	885,622
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,908,008

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	$609,552
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	328,694
5.000%, 08/01/24	1,125	1,283,311
5.000%, 08/01/25	1,250	1,478,765
Orange County Sanitation District (RB) Series A
5.000%, 02/01/23	1,240	1,331,588
5.000%, 02/01/25	3,000	3,508,243
5.000%, 02/01/26	2,000	2,424,015
Oxnard Union High School District (GO)
4.000%, 08/01/21	320	320,000
4.000%, 08/01/22	500	519,698
PALM SPRINGS CA UNIF SCH DIST PSPSCD 08/25 FIXED 3 (GO) Series
3.000%, 08/01/25	5,415	6,004,392
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	1,000	1,178,970
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	164,632
Palos Verdes Peninsula Unified School District (GO) Series B
5.000%, 11/01/21	250	253,035
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	916,457
Peralta Community College District (GO) Series E-
5.000%, 08/01/25	1,500	1,773,207
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,256,528
Plumas Unified School District (GO) (AGM)
5.250%, 08/01/21	800	800,000
Redlands Financing Authority (RB) Series
5.000%, 09/01/22	1,290	1,358,960
Redlands Unified School District (GO)
5.000%, 07/01/26	300	368,722
5.000%, 07/01/27	500	633,988
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Redwood City School District (GO)
5.000%, 08/01/27	50	$63,555
5.000%, 08/01/28	85	111,035
Reed Union School District (GO)
4.000%, 08/01/27	460	558,104
Regents of the University of California Medical Center Pooled Revenue (RB) Series
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 05/15/23)	500	543,641
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 05/15/23)	670	731,463
Riverside County Infrastructure Financing Authority (RB) (ETM) Series A
5.000%, 11/01/24	165	190,193
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	935	1,076,017
Sacramento County Sanitation Districts Financing Authority (RB)
5.000%, 12/01/24	300	347,936
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	1,159,788
5.000%, 12/01/25	1,000	1,202,650
5.000%, 12/01/26	300	372,612
Sacramento Municipal Utility District (RB) Series D
5.000%, 08/15/22	525	551,799
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/23	8,035	8,833,541
5.000%, 08/15/26	1,000	1,231,726
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/22	1,000	1,051,046
5.000%, 08/15/24	1,895	2,173,555
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	1,786,848

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Saddleback Valley Unified School District (GO)
5.000%, 08/01/22	465	$487,942
San Bernardino Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/15/25)	2,000	2,384,559
San Diego Community College District (GO)
5.000%, 08/01/24	1,300	1,488,400
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	5,000	5,492,259
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,066,232
San Diego County Water Authority (RB) Series A-REV
5.000%, 05/01/24	3,700	4,194,681
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,204,102
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	700	727,224
5.000%, 05/15/23	2,070	2,252,649
San Diego Unified School District (GO) Series C-
5.000%, 07/01/29	895	1,185,323
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	300	328,233
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	110	135,017
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/25	2,550	3,069,530
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	3,889,410
San Diego Unified School District (GO) (NPFGC ) Series D-1
5.500%, 07/01/24	190	219,447
5.500%, 07/01/25	445	535,663
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	1,000	1,140,467
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	$538,213
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	1,045	1,196,106
5.000%, 08/01/25	2,045	2,431,809
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	375	440,629
San Francisco Community College District (GO)
5.000%, 06/15/22	2,070	2,158,692
5.000%, 06/15/23	3,775	4,116,102
5.000%, 06/15/24	2,720	3,088,952
5.000%, 06/15/25	805	948,414
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	2,000	2,029,331
San Francisco Unified School District (GO)
4.000%, 06/15/24	12,000	13,303,399
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,595	1,949,689
San Francisco Unified School District (GO) Series B
4.000%, 06/15/24	4,000	4,434,466
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,580	1,606,634
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	1,750	1,756,761
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	108,182
San Juan Unified School District (GO)
3.000%, 08/01/22	1,480	1,522,991
5.000%, 08/01/22	800	839,140
3.000%, 08/01/24	2,610	2,829,888
3.000%, 08/01/25	1,475	1,634,303
3.000%, 08/01/26	3,135	3,538,178
San Juan Water District (RB)
5.000%, 02/01/26	500	605,754
San Leandro Unified School District (GO) (BAM) Series
4.000%, 08/01/24	200	222,121
4.000%, 08/01/25	125	142,712

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	265	$265,000
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	573,982
San Mateo Foster City Public Financing Authority (RB) Series
5.000%, 08/01/25	750	891,862
San Mateo Union High School District (GO) Series
4.000%, 09/01/24	1,000	1,118,629
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	524,291
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	1,600	1,600,000
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	414,820
Santa Clara County Financing Authority (RB)
5.000%, 05/01/25	3,180	3,746,011
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,140,467
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	1,109,188
5.000%, 08/01/27	3,405	4,328,062
Santa Cruz City High School District (GO)
4.000%, 08/01/22	715	743,168
Santa Monica Community College District (GO) Series A
5.000%, 08/01/22	625	655,836
5.000%, 08/01/26	105	129,405
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,000	1,116,260
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	573,074
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	285,472
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	$594,135
Southern California Public Power Authority (RB)
5.000%, 07/01/23	2,230	2,437,614
5.000%, 07/01/24	700	798,327
5.000%, 07/01/25	365	432,895
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/26	5,500	6,756,881
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	978,082
3.000%, 08/01/25	200	222,106
4.000%, 08/01/26	245	289,278
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	265,709
State of California (GO)
5.000%, 10/01/25	5,000	5,980,871
5.000%, 11/01/25	2,550	3,059,133
5.000%, 04/01/29	2,000	2,640,733
Stockton Public Financing Authority (RB) Series A-REMK
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	2,000	2,265,927
Sunnyvale Elementary School District (GO)
5.000%, 09/01/25	600	717,223
Sylvan Union School District (GO) Series
5.000%, 08/01/26	405	499,135
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 08/01/23)	445	488,811
Tustin Unified School District (GO) Series B
¤ 5.250%, 08/01/31 (Pre-refunded @ $100, 08/01/21)	415	415,000
University of California (RB) Series AF
5.000%, 05/15/22	3,000	3,116,672
¤ 5.000%, 05/15/26 (Pre-refunded @ $100, 05/15/23)	400	434,537

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series BE
5.000%, 05/15/24	1,205	$1,368,999
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	305	316,748
Upland Unified School District (GO) Series A
5.000%, 08/01/21	500	500,000
Upper Santa Clara Valley Joint Powers Authority (RB) (ETM) Series A
4.000%, 08/01/21	1,125	1,125,000
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/23	350	384,364
5.000%, 08/01/24	300	343,283
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	595,217
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	114,993
West Contra Costa Unified School District (GO)
5.000%, 08/01/21	430	430,000
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,247,678
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	$614,258
5.000%, 08/01/26	545	664,411
5.000%, 08/01/27	575	721,577
West Covina Unified School District (GO) (AGM)
5.000%, 08/01/21	385	385,000
West Valley-Mission Community College District (GO) Series
5.000%, 08/01/29	135	180,980
Westside Union School District (GO) Series A
3.000%, 08/01/21	300	300,000
4.000%, 08/01/23	700	754,048
Windsor Unified School District (GO)
4.000%, 08/01/26	105	124,205
Yuba Community College District (GO) Series B
4.000%, 08/01/21	355	355,000
TOTAL MUNICIPAL BONDS Cost ($604,426,030)		623,175,532
TOTAL INVESTMENTS — (100.0%)
(Cost $604,426,030)^^		$623,175,532

Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$623,175,532	—	$623,175,532
TOTAL	—	$623,175,532	—	$623,175,532

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
NEW YORK — (100.0%)
Albany County (GO) Series A
5.000%, 09/15/21	740	$744,244
Albany County (GO) Series B
5.000%, 09/15/21	350	352,007
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	302,083
Bedford Central School District (GO)
3.000%, 07/01/22	500	513,414
Bridgehampton Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/23	600	628,432
Brighton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/22	1,000	1,016,330
Bronxville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/21	700	704,040
Chappaqua Central School District (GO) (ST AID WITHHLDG)
5.000%, 01/15/22	475	485,614
City of Middletown (BAN)
1.500%, 08/26/21	1,500	1,501,358
City of New York (GO) Series 1
5.000%, 08/01/23	710	779,409
City of New York (GO) Series 1-
5.000%, 08/01/23	1,000	1,097,760
City of New York (GO) Series A
5.000%, 08/01/22	2,025	2,124,491
5.000%, 08/01/23	1,200	1,317,312
5.000%, 08/01/24	1,670	1,910,940
5.000%, 08/01/25	220	261,226
City of New York (GO) Series A-1
¤ 5.000%, 10/01/31 (Pre-refunded @ $100, 10/1/22)	825	872,297
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/22)	575	607,964
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/22)	500	$528,665
City of New York (GO) Series B
5.000%, 08/01/21	1,690	1,690,000
3.000%, 08/01/23	460	486,642
City of New York (GO) Series C
5.000%, 08/01/21	300	300,000
5.000%, 08/01/23	500	548,880
City of New York (GO) Series C-1
4.000%, 08/01/22	520	540,380
City of New York (GO) Series E
5.000%, 08/01/21	975	975,000
5.000%, 08/01/22	100	104,913
5.000%, 08/01/23	1,000	1,097,760
City of New York (GO) Series F
5.000%, 08/01/21	300	300,000
City of New York (GO) Series I
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/22)	1,410	1,479,236
City of New York (GO) Series I-
5.000%, 03/01/22	265	272,572
City of New York (GO) Series J
5.000%, 08/01/21	715	715,000
5.000%, 08/01/22	525	550,794
City of New York (GO) (ETM) Series B
5.000%, 08/01/21	185	185,000
City of New York (GO) (ETM) Series I-SUBSER 1-I
5.000%, 03/01/23	565	609,010
City of Rochester (GO) Series I
4.000%, 10/15/21	675	680,231
Dutchess County (GO)
4.000%, 10/01/21	850	855,280
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	539,024

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Evans-Brant Central School District (BAN) (GO) (ST AID WITHHLDG) Series C
1.500%, 06/24/22	1,000	$1,013,017
Garden City Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	390	391,507
Grand Island Central School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	500	508,071
Hauppauge Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/22	980	1,026,109
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/22	200	205,993
3.000%, 08/15/23	360	380,627
Herricks Union Free School District (GO) (ST AID WIHTHHLDG)
5.000%, 08/01/21	130	130,000
5.000%, 08/01/22	430	451,171
Hicksville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	475	483,649
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	645,803
Ithaca City School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/22	700	711,369
2.000%, 06/15/23	580	599,765
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/22	360	374,763
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	203,247
Liverpool Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/01/22	1,000	1,032,309
Long Island Power Authority (RB) Series A
¤ 5.000%, 09/01/37 (Pre-refunded @ $100, 9/1/22)	330	347,561
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Lynbrook Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/22	230	$239,875
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	145	147,037
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	500	500,328
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/23	725	755,843
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	130	148,981
Nassau County Interim Finance Authority (RB) (ETM) Series A
5.000%, 11/15/21	505	512,096
New York State (GO) Series A
5.000%, 03/15/22	160	164,900
5.000%, 03/01/23	2,000	2,155,581
New York State (GO) Series C
5.000%, 04/15/22	825	853,677
New York State Dormitory Authority (RB) Series A
5.000%, 10/01/21	770	776,162
5.000%, 12/15/21	150	152,720
5.000%, 02/15/22	1,235	1,267,574
5.000%, 03/15/22	1,475	1,519,985
5.000%, 10/01/22	475	502,348
5.000%, 12/15/22	650	693,831
5.000%, 03/15/23	2,300	2,483,302
¤ 5.000%, 03/15/29 (Pre-refunded @ $100, 3/15/23)	535	577,699
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/23)	1,535	1,651,200
¤ 5.000%, 07/01/30 (Pre-refunded @ $100, 7/1/22)	550	574,796
¤ 5.000%, 07/01/37 (Pre-refunded @ $100, 7/1/22)	1,725	1,802,769

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	1,000	$1,045,084
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	1,000	1,026,376
5.000%, 02/15/24	455	511,269
New York State Dormitory Authority (RB) Series D
3.000%, 03/15/22	2,000	2,036,337
5.000%, 02/15/23	1,670	1,796,269
4.000%, 03/15/23	3,000	3,190,623
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/23	500	537,805
New York State Dormitory Authority (RB) (ETM) Series A
4.000%, 12/15/22	100	105,382
5.000%, 12/15/22	70	74,673
New York State Dormitory Authority (RB) (ETM) Series B-GRP A
5.000%, 02/15/25	550	642,692
New York State Dormitory Authority (RB) (ETM) Series D
5.000%, 02/15/24	300	337,020
New York State Dormitory Authority (RB) (ST AID WITHHLDG) Series A
¤ 5.000%, 10/01/23 (Pre-refunded @ $100, 10/1/21)	2,000	2,015,979
New York State Thruway Authority (RB) Series I-
¤ 5.000%, 01/01/24 (Pre-refunded @ $100, 7/1/22)	1,155	1,178,547
New York State Urban Development Corp. (RB)
5.000%, 03/15/22	375	386,437
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/22	1,940	1,999,166
5.000%, 03/15/23	1,425	1,538,567
5.000%, 03/15/25	1,200	1,407,133
New York State Urban Development Corp. (RB) Series A-
5.000%, 03/15/23	280	302,315
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Urban Development Corp. (RB) Series E GROUP 1
5.000%, 03/15/23	2,000	$2,159,392
Niagara County (GO)
2.000%, 12/01/21	250	251,611
North Colonie Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/15/22	1,200	1,221,347
2.000%, 07/15/23	800	828,616
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/22	285	292,421
2.000%, 12/15/23	550	573,353
North Tonawanda City School District (GO) (ST AID WITHHLDG)
4.000%, 09/15/21	650	652,970
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	543,706
Onondaga County (GO)
4.000%, 05/01/22	590	607,236
5.000%, 06/01/22	700	728,527
Onondaga County Trust for Cultural Resources (RB)
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/21)	1,135	1,153,449
Orange County (GO)
3.000%, 08/15/21	830	830,813
Pelham Union Free School District (GO) (ST AID WITHHLDG) Series A
5.000%, 11/01/21	625	632,587
Pittsford Central School District (GO) (ST AID WITHHLDG)
4.000%, 10/01/21	1,225	1,232,830
Port Washington Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/21	135	135,000
Riverhead Central School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/22	120	122,195
2.000%, 10/15/22	280	286,548
Saranac Central School District (BAN) (GO) (ST AID WITHHLDG)
1.500%, 07/14/22	1,400	1,418,684

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Schenectady County (GO)
5.000%, 06/15/25	140	$165,475
Schenectady County (GO) Series B
3.000%, 12/15/21	470	474,518
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	590	620,097
Smithtown Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	295	297,930
Spackenkill Union Free School District (GO) (ST AID WITHHLDG) Series B
5.000%, 09/15/21	665	668,814
State of New York (GO) Series A
5.000%, 03/15/22	900	927,563
Suffern Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	215	217,136
Taconic Hills Central School District at Craryville (GO) (ST AID WITHHLDG)
4.000%, 06/15/22	250	258,568
Town of Amherst (BAN) Series A
2.000%, 11/05/21	1,000	1,004,999
Town of Babylon (GO)
4.000%, 08/15/21	865	866,144
4.000%, 08/15/22	445	463,214
3.000%, 07/01/25	375	415,564
Town of Babylon (GO) Series A
5.000%, 11/01/21	790	799,590
Town of Babylon (GO) Series B
5.000%, 04/01/23	1,000	1,082,224
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	363,393
Town of Brookhaven (GO) Series A
3.000%, 03/15/22	650	661,891
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	500	546,074
Town of Carmel (BAN)
1.500%, 10/01/21	800	801,829
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	290,498
Town of Clarence (GO)
2.000%, 08/01/21	250	250,000
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
2.250%, 08/01/24	210	$222,213
Town of East Hampton (GO) Series A
5.000%, 08/15/21	580	580,960
5.000%, 08/15/22	600	630,692
Town of Eastchester (GO)
2.500%, 07/15/22	330	337,692
Town of Hempstead (GO)
5.000%, 06/15/23	1,000	1,091,344
Town of Hempstead (GO) Series B
5.000%, 09/15/21	2,250	2,262,904
Town of Huntington (GO)
2.000%, 12/01/23	220	229,256
Town of Islip (GO) Series A
5.000%, 03/01/22	500	514,347
Town of North Hempstead (GO) Series A
5.000%, 03/15/23	615	664,327
3.000%, 04/01/24	425	458,187
Town of North Hempstead (GO) Series C
5.000%, 01/15/22	250	255,587
Town of North Hempstead (BAN) Series C
1.500%, 09/24/21	2,000	2,004,059
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 01/01/22	365	372,421
¤ 5.000%, 01/01/25 (Pre-refunded @ $100, 1/1/22)	500	510,194
¤ 5.000%, 01/01/28 (Pre-refunded @ $100, 1/1/22)	945	964,266
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/22	485	515,719
Ulster County (GO)
2.000%, 11/15/22	240	245,435
Village of Bronxville (GO) Series A
2.000%, 11/15/22	515	527,333
Village of Garden City (GO) Series B
2.000%, 10/15/21	340	341,338
2.000%, 10/15/22	470	480,991
Village of Mamaroneck (GO)
5.000%, 08/15/22	1,090	1,145,172
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 11/15/22	250	255,791

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
West Hempstead Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	545	$567,164
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	800	854,175
Western Nassau County Water Authority (RB) Series A
5.000%, 04/01/22	375	387,236
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Westhampton Beach Union Free School District (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/22	1,050	$1,079,879
TOTAL MUNICIPAL BONDS Cost ($115,173,018)		116,140,135
TOTAL INVESTMENTS — (100.0%)
(Cost $115,173,018)^^		$116,140,135

Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$116,140,135	—	$116,140,135
TOTAL	—	$116,140,135	—	$116,140,135

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	2,371,042	$32,269,877
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	2,085,581	21,481,487
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	128,796	4,497,538
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	136,335	4,496,341
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	74,280	2,041,220
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	50,156	1,289,010
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	62,760	1,021,104
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $60,622,824)^^		$67,096,577
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$67,096,577	—	—	$67,096,577
TOTAL	$67,096,577	—	—	$67,096,577

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	803,482	$28,057,571
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	848,501	27,983,565
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	461,497	12,681,930
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	307,946	7,914,214
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	390,218	6,348,851
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	565,270	5,624,440
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	508,539	5,624,440
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $65,161,210)		$94,235,011

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $106,896)	106,896	106,896
TOTAL INVESTMENTS — (100.0%) (Cost $65,268,106)^^		$94,341,907
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$94,235,011	—	—	$94,235,011
Temporary Cash Investments	106,896	—	—	106,896
TOTAL	$94,341,907	—	—	$94,341,907

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	646,636	$22,580,523
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	682,095	22,495,493
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	370,776	10,188,930
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	247,891	6,370,797
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	314,070	5,109,917
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	159,706	1,766,350
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	177,523	1,766,349
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $45,690,073)		$70,278,359

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $90,032)	90,032	90,032
TOTAL INVESTMENTS — (100.0%) (Cost $45,780,105)^^		$70,368,391
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$70,278,359	—	—	$70,278,359
Temporary Cash Investments	90,032	—	—	90,032
TOTAL	$70,368,391	—	—	$70,368,391

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2021, the Fund consisted of one hundred and three operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value

Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio and DFA Global Core Plus Real Return Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2021, the DFA Commodity Strategy Portfolio held $376,701,425 in the Subsidiary, representing 22.97% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2021, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$405,803
U.S. Large Cap Value Portfolio	14,274,079
U.S. Targeted Value Portfolio	8,285,145
U.S. Small Cap Value Portfolio	9,903,922
U.S. Core Equity 1 Portfolio	13,914,162
U.S. Core Equity 2 Portfolio	15,339,495
U.S. Vector Equity Portfolio	2,595,160
U.S. Small Cap Portfolio	9,917,894
U.S. Micro Cap Portfolio	4,301,051
DFA Real Estate Securities Portfolio	6,424,687
Large Cap International Portfolio	4,096,811
International Core Equity Portfolio	25,847,717
International Small Company Portfolio	9,330,154
Global Small Company Portfolio	76,170
Japanese Small Company Portfolio	354,506
Asia Pacific Small Company Portfolio	317,179
United Kingdom Small Company Portfolio	42,737
Continental Small Company Portfolio	626,481
DFA International Real Estate Securities Portfolio	6,006,964
DFA Global Real Estate Securities Portfolio	8,173,506
DFA International Small Cap Value Portfolio	10,422,103
International Vector Equity Portfolio	2,791,666
World ex U.S. Value Portfolio	261,823
World ex U.S. Targeted Value Portfolio	669,987
World ex U.S. Core Equity Portfolio	3,150,234
Selectively Hedged Global Equity Portfolio	196,030
Emerging Markets Portfolio	3,573,077
Emerging Markets Small Cap Portfolio	4,083,741
Emerging Markets Value Portfolio	10,604,722
Emerging Markets Core Equity Portfolio	20,166,108
U.S. Large Cap Equity Portfolio	1,104,809
DFA Commodity Strategy Portfolio	2,633,035
DFA One-Year Fixed Income Portfolio	6,015,058

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$5,704,068
DFA Selectively Hedged Global Fixed Income Portfolio	1,198,559
DFA Short-Term Government Portfolio	1,771,261
DFA Five-Year Global Fixed Income Portfolio	13,630,709
DFA World ex U.S. Government Fixed Income Portfolio	1,730,263
DFA Intermediate Government Fixed Income Portfolio	6,074,087
DFA Short-Term Extended Quality Portfolio	7,142,344
DFA Intermediate-Term Extended Quality Portfolio	2,043,678
DFA Targeted Credit Portfolio	878,709
DFA Investment Grade Portfolio	13,144,875
DFA Inflation-Protected Securities Portfolio	6,231,081
DFA Short-Term Municipal Bond Portfolio	2,445,362
DFA Intermediate-Term Municipal Bond Portfolio	2,044,811
DFA Selective State Municipal Bond Portfolio	242,467
DFA California Short-Term Municipal Bond Portfolio	863,668
DFA California Intermediate-Term Municipal Bond Portfolio	604,426
DFA NY Municipal Bond Portfolio	115,173
Dimensional Retirement Income Fund	61,255
Dimensional 2045 Target Date Retirement Income Fund	65,924
Dimensional 2050 Target Date Retirement Income Fund	46,471
Dimensional 2055 Target Date Retirement Income Fund	27,579
Dimensional 2060 Target Date Retirement Income Fund	25,152
Dimensional 2065 Target Date Retirement Income Fund	1,825
Dimensional 2010 Target Date Retirement Income Fund	17,144
Dimensional 2015 Target Date Retirement Income Fund	36,019
Dimensional 2020 Target Date Retirement Income Fund	106,301
Dimensional 2025 Target Date Retirement Income Fund	133,640
Dimensional 2030 Target Date Retirement Income Fund	134,308
Dimensional 2035 Target Date Retirement Income Fund	112,195
Dimensional 2040 Target Date Retirement Income Fund	86,802
DFA Short-Duration Real Return Portfolio	1,512,226
DFA Municipal Real Return Portfolio	962,912
DFA Municipal Bond Portfolio	616,159
World Core Equity Portfolio	712,626
DFA LTIP Portfolio	336,854
U.S. Social Core Equity 2 Portfolio	871,390
U.S. Sustainability Core 1 Portfolio	3,129,593
U.S. Sustainability Targeted Value Portfolio	188,566
International Sustainability Core 1 Portfolio	2,425,926
International Social Core Equity Portfolio	1,242,434
Global Social Core Equity Portfolio	84,137
Emerging Markets Social Core Equity Portfolio	1,229,263
Tax-Managed U.S. Marketwide Value Portfolio	2,397,499
Tax-Managed DFA International Value Portfolio	2,805,876
T.A. World ex U.S. Core Equity Portfolio	3,252,632
VA U.S. Targeted Value Portfolio	377,751
VA U.S. Large Value Portfolio	408,846
VA International Value Portfolio	364,451

Federal Tax Cost
VA International Small Portfolio	$271,708
VA Short-Term Fixed Portfolio	292,840
VA Global Bond Portfolio	402,897
VIT Inflation-Protected Securities Portfolio	192,483
VA Global Moderate Allocation Portfolio	133,629
U.S. Large Cap Growth Portfolio	1,345,669
U.S. Small Cap Growth Portfolio	623,836
International Large Cap Growth Portfolio	462,853
International Small Cap Growth Portfolio	189,996
DFA Social Fixed Income Portfolio	513,641
DFA Diversified Fixed Income Portfolio	2,377,670
U.S. High Relative Profitability Portfolio	4,091,884
International High Relative Profitability Portfolio	1,675,935
VA Equity Allocation Portfolio	68,994
DFA MN Municipal Bond Portfolio	39,147
DFA California Municipal Real Return Portfolio	182,073
DFA Global Core Plus Fixed Income Portfolio	2,868,273
Emerging Markets Sustainability Core 1 Portfolio	748,762
Emerging Markets Targeted Value Portfolio	199,251
DFA Global Sustainability Fixed Income Portfolio	805,716
DFA Oregon Municipal Bond Portfolio	49,704
DFA Global Core Plus Real Return Portfolio	194,571
RECENTLY ISSUED ACCOUNTING STANDARDS
On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.
On December 3, 2020, the SEC adopted new rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.
CORONAVIRUS (COVID-19) PANDEMIC
The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio's performance.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit's ruling.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Committee Action. Until The U.S. Large Cap Value Series, The Tax-Managed

U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.
SUBSEQUENT EVENT EVALUATIONS
On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Portfolios.
Management has evaluated the impact of all other subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.